January 2, 2026
VIA EDGAR TRANSMISSION
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:       FlexShares® Trust (the “Registrant”)
(File Nos. 333-173967 and 811-22555)
Dear Sir or Madam:
            Pursuant to Section 30(b)(2) of the Investment Company Act of 1940 (the “1940 Act”) and Section 13(a) or 15(d) of the Securities Exchange Act of 1934, filed pursuant to Rule 30b2-1(a) under the 1940 Act, enclosed herewith are the following:
1. Form N-CSR for the Registrant;
2. A copy of the annual report for the fiscal year ended October 31, 2025 transmitted to shareholders pursuant to Rule 30e-1 under the 1940 Act;
3. Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 (“SOX Act”); and
4. Certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the SOX Act.
            Questions and comments may be directed to the undersigned at (215) 564-8528.

Very truly yours,

/s/Joel Corriero
Joel D. Corriero

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-22555

FlexShares Trust
(Exact name of registrant as specified in charter)
50 South LaSalle Street
Chicago, Illinois 60603
(Address of principal executive offices) (Zip code)

Michael Mabry, Esq.
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103-6996
(Name and Address of Agent for Service)

with a copy to:
Himanshu Surti
Jose Del Real, Esq.
Northern Trust Investments, Inc.
50 South LaSalle Street
Chicago, Illinois 60603
(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 855-353-9383

Date of fiscal year end: October 31

Date of reporting period: October 31, 2025

Item 1. Reports to Stockholders.

(a.) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1).
FLEXSHARES®US QUALITY LOW VOLATILITY INDEX FUND

Ticker: QLV - NYSE Arca

ANNUAL SHAREHOLDER REPORT | OCTOBER 31, 2025

This annual shareholder report contains important information about the FlexShares® US Quality Low Volatility Index Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/FlexSharesETFs. You can also request this information by contacting us at 1-855-353-9383 or by sending an email request to NorthernTrustETF@acaglobal.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
FlexShares® US Quality Low Volatility Index Fund	$10	0.10%

*Reflects applicable expense reimbursements and fee waivers.

What impacted Fund performance over the reporting period?

  During the fiscal year ended October 31, 2025, the U.S. equity market moved higher. Within the U.S. market higher volatility stocks outperformed lower volatility stocks, leading the Fund to underperform the Russell 1000® Index. The quality factor was positive for the fiscal year, but was not enough to offset the negative performance derived from the low volatility exposure.

  The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Northern Trust Quality Low Volatility IndexSM (“Underlying Index”). Under normal circumstances, the Fund will invest at least 80% of its total assets (exclusive of collateral held from securities lending) in the securities of the Underlying Index.

  For the fiscal year ended October 31, 2025, the Fund’s performance on a net asset value (“NAV”) basis was 10.76%, differing from the 10.85% return of the Underlying Index, which is reflective of the Fund's management fee (-10 basis points, “bps”), stock selection/futures (+3 bps), securities lending (+1 bp) and the compounding effect of tracking error over time (-3 bps).

FLEXSHARES® US QUALITY LOW VOLATILITY INDEX FUND

1

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and a style specific index for the same period.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

	FlexShares®US Quality Low Volatility Index Fund NAV	Russell 1000® Index	Northern Trust Quality Low Volatility Index℠
7/15/2019	$10,000	$10,000	$10,000
2019	$10,130	$10,100	$10,154
2020	$10,396	$11,199	$10,446
2021	$14,040	$16,073	$14,139
2022	$13,040	$13,440	$13,170
2023	$13,635	$14,715	$13,798
2024	$17,679	$20,317	$17,911
2025	$19,582	$24,611	$19,853
Average Annual Total Returns	1 Year	5 years	Since Inception (7/15/19)
FlexShares® US Quality Low Volatility Index Fund (Based on NAV)	10.76%	13.50%	11.26%
Russell 1000® Index	21.14%	17.05%	15.37%
Northern Trust Quality Low Volatility Index℠	10.85%	13.70%	11.49%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, Fund performance would have been reduced.

Performance data current to the most recent month-end is available at https://www.flexshares.com/us/en/individual/funds.

2

FLEXSHARES® US QUALITY LOW VOLATILITY INDEX FUND

KEY FUND STATISTICS

Net Assets	$144,391,051
Number of Portfolio Holdings	119
Portfolio Turnover Rate	46%
Net Investment Advisory Fees Paid	$118,650

ASSET MARKET SECTOR (% of Net Assets)Footnote Reference1

Information Technology	29.3%
Health Care	13.5%
Financials	13.1%
Consumer Staples	8.3%
Communication Services	7.2%
Utilities	6.4%
Consumer Discretionary	6.3%
Industrials	5.1%
Materials	5.0%
Energy	4.6%
Other	0.1%

1Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

How has the Fund Changed?

Effective December 20, 2024, the Board of Trustees of FlexShares Trust (the "Trust") approved the reduction in the contractual unitary management fee rate the Fund pays to its investment adviser, Northern Trust Investments, Inc, ("NTI"), under the Fund's investment advisory agreement from 0.17% to 0.08%, with a corresponding reduction of NTI's expense limitation agreement with the Trust.

Where can I find more information?

Scan the QR code or visit https://connect.rightprospectus.com/FlexSharesETFs, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-855-353-9383.

Householding

Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

3

QLV1025

FLEXSHARES® US QUALITY LOW VOLATILITY INDEX FUND

FLEXSHARES®DEVELOPED MARKETS EX-US QUALITY LOW VOLATILITY INDEX FUND

Ticker: QLVD - NYSE Arca

ANNUAL SHAREHOLDER REPORT | OCTOBER 31, 2025

This annual shareholder report contains important information about the FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/FlexSharesETFs. You can also request this information by contacting us at 1-855-353-9383 or by sending an email request to NorthernTrustETF@acaglobal.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund	$16	0.15%

*Reflects applicable expense reimbursements and fee waivers.

What impacted Fund performance over the reporting period?

  During the fiscal year ended October 31, 2025, international developed equity markets moved higher. Within developed markets higher volatility stocks outperformed lower volatility stocks, leading the Fund to underperform the MSCI World ex-US Index. The quality factor was also negative for the fiscal year, contributing to the Underlying Index’s underperformance to its policy benchmark.

  The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Northern Trust Developed Markets ex-US Quality Low Volatility IndexSM (“Underlying Index”). The Fund generally will invest at least 80% of its total assets (exclusive of collateral held from securities lending) in the components of the Underlying Index and in American Depositary Receipts and Global Depositary Receipts based on the securities in the Underlying Index.

  For the fiscal year ended October 31, 2025, the Fund’s performance on a net asset value (“NAV”) basis was 14.84%, differing from the 14.70% return of the Underlying Index, which is reflective of the Fund's management fee (-15 basis points, “bps”), stock selection/futures (+3 bps), securities lending (+2 bps) and dividend tax differential (+24 bps).

FLEXSHARES® DEVELOPED MARKETS EX-US QUALITY LOW VOLATILITY INDEX FUND

1

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and a style specific index for the same period.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

	FlexShares®Developed Markets ex-US Quality Low Volatility Index Fund NAV	MSCI World ex-US Index	Northern Trust Developed Markets ex-US Quality Low Volatility Index℠
7/15/2019	$10,000	$10,000	$10,000
2019	$10,276	$10,206	$10,291
2020	$9,635	$9,511	$9,674
2021	$11,760	$12,897	$11,819
2022	$9,600	$10,055	$9,675
2023	$10,576	$11,318	$10,672
2024	$12,751	$14,015	$12,891
2025	$14,643	$17,321	$14,786
Average Annual Total Returns	1 Year	5 years	Since Inception (7/15/19)
FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund (Based on NAV)	14.84%	8.73%	6.24%
MSCI World ex-US Index	23.59%	12.73%	9.12%
Northern Trust Developed Markets ex-US Quality Low Volatility Index℠	14.70%	8.85%	6.41%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, Fund performance would have been reduced.

Performance data current to the most recent month-end is available at https://www.flexshares.com/us/en/individual/funds.

2

FLEXSHARES® DEVELOPED MARKETS EX-US QUALITY LOW VOLATILITY INDEX FUND

KEY FUND STATISTICS

Net Assets	$60,183,254
Number of Portfolio Holdings	189
Portfolio Turnover Rate	40%
Net Investment Advisory Fees Paid	$57,030

COUNTRY DIVERSIFICATION (% of Net Assets)Footnote Reference1

Japan	20.1%
Canada	13.3%
Switzerland	10.7%
France	10.2%
United Kingdom	9.9%
Hong Kong	6.0%
Singapore	5.6%
Germany	5.2%
Netherlands	3.7%
Spain	3.4%
Other	10.5%

1Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

How has the Fund Changed?

Effective December 20, 2024, the Board of Trustees of FlexShares Trust (the "Trust") approved the reduction in the contractual unitary management fee rate the Fund pays to its investment adviser, Northern Trust Investments, Inc. ("NTI"), under the Fund's investment advisory agreement from 0.32% to 0.12%, with a corresponding reduction of NTI's expense limitation agreement with the Trust.

Where can I find more information?

Scan the QR code or visit https://connect.rightprospectus.com/FlexSharesETFs, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-855-353-9383.

Householding

Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

3

QLVD1025

FLEXSHARES® DEVELOPED MARKETS EX-US QUALITY LOW VOLATILITY INDEX FUND

FLEXSHARES®EMERGING MARKETS QUALITY LOW VOLATILITY INDEX FUND

Ticker: QLVE - NYSE Arca

ANNUAL SHAREHOLDER REPORT | OCTOBER 31, 2025

This annual shareholder report contains important information about the FlexShares® Emerging Markets Quality Low Volatility Index Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/FlexSharesETFs. You can also request this information by contacting us at 1-855-353-9383 or by sending an email request to NorthernTrustETF@acaglobal.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
FlexShares® Emerging Markets Quality Low Volatility Index Fund	$23	0.21%

*Reflects applicable expense reimbursements and fee waivers.

What impacted Fund performance over the reporting period?

  During the fiscal year ended October 31, 2025, emerging market equities moved higher. Within emerging markets higher volatility stocks outperformed lower volatility stocks, leading the Fund to underperform the MSCI Emerging Markets Index. The quality factor was positive for the fiscal year, but was not enough to offset the negative performance derived from the low volatility exposure.

  The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Northern Trust Emerging Markets Quality Low Volatility IndexSM (“Underlying Index”). The Fund generally will invest at least 80% of its total assets (exclusive of collateral held from securities lending) in the securities of the Underlying Index and in American Depositary Receipts and Global Depositary Receipts based on the securities in the Underlying Index.

  For the fiscal year ended October 31, 2025, the Fund’s performance on a net asset value (“NAV”) basis was 18.14%, differing from the 18.27% return of the Underlying Index, which is reflective of the Fund's management fee (-22 basis points, “bps”), stock selection/futures (-18 bps), dividend tax differential (+7 bps), Indian Capital Gains Taxes (+6 bps), the compounding effect of tracking error over time (+10 bps) and other non-recurring factors (+4 bps).

FLEXSHARES® EMERGING MARKETS QUALITY LOW VOLATILITY INDEX FUND

1

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and a style specific index for the same period.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

	FlexShares®Emerging Markets Quality Low Volatility Index Fund NAV	MSCI Emerging Markets Index	Northern Trust Emerging Markets Quality Low Volatility Index℠
7/15/2019	$10,000	$10,000	$10,000
2019	$10,019	$9,923	$10,038
2020	$9,878	$10,743	$9,938
2021	$11,072	$12,565	$11,276
2022	$8,884	$8,667	$9,117
2023	$9,640	$9,603	$9,973
2024	$11,891	$12,034	$12,467
2025	$14,049	$15,393	$14,745
Average Annual Total Returns	1 Year	5 years	Since Inception (7/15/19)
FlexShares® Emerging Markets Quality Low Volatility Index Fund (Based on NAV)	18.14%	7.30%	5.55%
MSCI Emerging Markets Index	27.91%	7.45%	7.09%
Northern Trust Emerging Markets Quality Low Volatility Index℠	18.27%	8.21%	6.36%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, Fund performance would have been reduced.

Performance data current to the most recent month-end is available at https://www.flexshares.com/us/en/individual/funds.

2

FLEXSHARES® EMERGING MARKETS QUALITY LOW VOLATILITY INDEX FUND

KEY FUND STATISTICS

Net Assets	$14,958,316
Number of Portfolio Holdings	166
Portfolio Turnover Rate	48%
Net Investment Advisory Fees Paid	$27,321

COUNTRY DIVERSIFICATION (% of Net Assets)Footnote Reference1

China	22.2%
India	21.3%
Taiwan	19.0%
South Korea	7.8%
United Arab Emirates	4.6%
Malaysia	4.6%
Brazil	3.8%
Qatar	3.6%
Saudi Arabia	3.5%
Kuwait	1.8%
Other	7.5%

1Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

How has the Fund Changed?

Effective December 20, 2024, the Board of Trustees of FlexShares Trust (the "Trust") approved the reduction in the contractual unitary management fee rate the Fund pays to its investment adviser, Northern Trust Investments, Inc. ("NTI"), under the Fund's investment advisory agreement from 0.40% to 0.18%, with a corresponding reduction of NTI's expense limitation agreement with the Trust.

Where can I find more information?

Scan the QR code or visit https://connect.rightprospectus.com/FlexSharesETFs, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-855-353-9383.

Householding

Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

3

QLVE1025

FLEXSHARES® EMERGING MARKETS QUALITY LOW VOLATILITY INDEX FUND

FLEXSHARES®MORNINGSTAR US MARKET FACTOR TILT INDEX FUND

Ticker: TILT - Cboe BZX Exchange, Inc.

ANNUAL SHAREHOLDER REPORT | OCTOBER 31, 2025

This annual shareholder report contains important information about the FlexShares® Morningstar US Market Factor Tilt Index Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/FlexSharesETFs. You can also request this information by contacting us at 1-855-353-9383 or by sending an email request to NorthernTrustETF@acaglobal.com.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
FlexShares® Morningstar US Market Factor Tilt Index Fund	$28	0.25%

*Reflects applicable expense reimbursements and fee waivers.

What impacted Fund performance over the reporting period?

  During the fiscal year ended October 31, 2025, the U.S. equity market moved higher. Within the U.S. market small cap stocks underperformed large caps, leading the Fund to underperform the Russell 3000 Index. The value factor was also negative for the fiscal year, contributing to the underperformance to the Russell 3000 Index.

  The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Morningstar® US Market Factor Tilt IndexSM (“Underlying Index”). Under normal circumstances, the Fund will invest at least 80% of its total assets (exclusive of collateral held from securities lending) in the securities of the Underlying Index.

  For the fiscal year ended October 31, 2025, the Fund’s performance on a net asset value (“NAV”) basis was 18.07%, differing from the 18.49% return of the Underlying Index, which is reflective of the Fund's management fee (-25 basis points, “bps”), stock selection/futures (-17 bps), securities lending (+3 bps), the compounding effect of tracking error over time (-5 bps) and other non-recurring factors (+2 bps).

FLEXSHARES® MORNINGSTAR US MARKET FACTOR TILT INDEX FUND

1

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and a style specific index for the same period.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

	FlexShares®Morningstar US Market Factor Tilt Index Fund NAV	Russell 3000 Index	Morningstar® US Market Factor Tilt Index℠
2015	$10,000	$10,000	$10,000
2016	$10,470	$10,424	$10,483
2017	$12,957	$12,924	$12,980
2018	$13,504	$13,776	$13,532
2019	$14,910	$15,635	$14,994
2020	$15,400	$17,222	$15,446
2021	$23,050	$24,782	$23,196
2022	$19,747	$20,688	$19,888
2023	$20,866	$22,422	$21,047
2024	$28,445	$30,910	$28,764
2025	$33,584	$37,343	$34,083
Average Annual Total Returns	1 Year	5 years	10 Years
FlexShares® Morningstar US Market Factor Tilt Index Fund (Based on NAV)	18.07%	16.88%	12.88%
Russell 3000 Index	20.81%	16.73%	14.08%
Morningstar® US Market Factor Tilt Index℠	18.49%	17.14%	13.04%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, Fund performance would have been reduced.

Performance data current to the most recent month-end is available at https://www.flexshares.com/us/en/individual/funds.

2

FLEXSHARES® MORNINGSTAR US MARKET FACTOR TILT INDEX FUND

KEY FUND STATISTICS

Net Assets	$1,847,313,629
Number of Portfolio Holdings	2,017
Portfolio Turnover Rate	13%
Net Investment Advisory Fees Paid	$4,217,233

ASSET MARKET SECTOR (% of Net Assets)Footnote Reference1

Information Technology	27.7%
Financials	16.2%
Consumer Discretionary	10.9%
Industrials	10.5%
Health Care	9.5%
Communication Services	9.0%
Consumer Staples	4.2%
Energy	3.7%
Materials	2.7%
Utilities	2.6%
Other	2.4%

1Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

Where can I find more information?

Scan the QR code or visit https://connect.rightprospectus.com/FlexSharesETFs, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-855-353-9383.

Householding

Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

3

TILT1025

FLEXSHARES® MORNINGSTAR US MARKET FACTOR TILT INDEX FUND

FLEXSHARES®MORNINGSTAR DEVELOPED MARKETS EX-US FACTOR TILT INDEX FUND

Ticker: TLTD - NYSE Arca

ANNUAL SHAREHOLDER REPORT | OCTOBER 31, 2025

This annual shareholder report contains important information about the FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/FlexSharesETFs. You can also request this information by contacting us at 1-855-353-9383 or by sending an email request to NorthernTrustETF@acaglobal.com.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund	$45	0.39%

*Reflects applicable expense reimbursements and fee waivers.

What impacted Fund performance over the reporting period?

  During the fiscal year ended October 31, 2025, international developed equity markets moved higher. Within developed markets value stocks outperformed growth stocks, leading the Fund to outperform the broad based securities market benchmark, the MSCI World ex-USA Index. The size factor was also positive for the fiscal year, contributing to the outperformance of the MSCI World ex-USA Index.

  The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Morningstar® Developed Markets ex-US Factor Tilt IndexSM (“Underlying Index”). The Fund generally will invest at least 80% of its total assets (exclusive of collateral held from securities lending) in the components of the Underlying Index and in American Depositary Receipts and Global Depositary Receipts based on the securities in the Underlying Index.

  For the fiscal year ended October 31, 2025, the Fund’s performance on a net asset value (“NAV”) basis was 29.37%, differing from the 29.54% return of the Underlying Index, which is reflective of the Fund's management fee (-39 basis points, “bps”), stock selection/futures (-12 bps), securities lending (+6 bps), dividend tax differential (+30 bps) and the compounding effect of tracking error over time (-2 bps).

FLEXSHARES® MORNINGSTAR DEVELOPED MARKETS EX-US FACTOR TILT INDEX FUND

1

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and a style specific index for the same period.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

	FlexShares®Morningstar Developed Markets ex-US Factor Tilt Index Fund NAV	MSCI World ex-USA Index	Morningstar® Developed Markets ex-US Factor Tilt Index℠
2015	$10,000	$10,000	$10,000
2016	$10,020	$9,773	$10,027
2017	$12,483	$11,995	$12,507
2018	$11,408	$11,183	$11,432
2019	$12,335	$12,423	$12,343
2020	$11,031	$11,580	$11,046
2021	$15,311	$15,701	$15,345
2022	$11,816	$12,241	$11,833
2023	$13,376	$13,778	$13,408
2024	$16,452	$17,063	$16,482
2025	$21,283	$21,087	$21,351
Average Annual Total Returns	1 Year	5 years	10 Years
FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (Based on NAV)	29.37%	14.05%	7.85%
MSCI World ex-USA Index	23.59%	12.73%	7.74%
Morningstar® Developed Markets ex-US Factor Tilt Index℠	29.54%	14.13%	7.90%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, Fund performance would have been reduced.

Performance data current to the most recent month-end is available at https://www.flexshares.com/us/en/individual/funds.

2

FLEXSHARES® MORNINGSTAR DEVELOPED MARKETS EX-US FACTOR TILT INDEX FUND

KEY FUND STATISTICS

Net Assets	$569,104,971
Number of Portfolio Holdings	2,383
Portfolio Turnover Rate	25%
Net Investment Advisory Fees Paid	$1,871,216

COUNTRY DIVERSIFICATION (% of Net Assets)Footnote Reference1

Japan	25.3%
United Kingdom	10.7%
Canada	10.6%
France	6.9%
Germany	6.3%
Australia	5.9%
United States	5.2%
Netherlands	2.9%
Switzerland	2.8%
Sweden	2.7%
Other	18.9%

1Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

Where can I find more information?

Scan the QR code or visit https://connect.rightprospectus.com/FlexSharesETFs, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-855-353-9383.

Householding

Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

3

TLTD1025

FLEXSHARES® MORNINGSTAR DEVELOPED MARKETS EX-US FACTOR TILT INDEX FUND

FLEXSHARES®MORNINGSTAR EMERGING MARKETS FACTOR TILT INDEX FUND

Ticker: TLTE - NYSE Arca

ANNUAL SHAREHOLDER REPORT | OCTOBER 31, 2025

This annual shareholder report contains important information about the FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/FlexSharesETFs. You can also request this information by contacting us at 1-855-353-9383 or by sending an email request to NorthernTrustETF@acaglobal.com.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund	$64	0.57%

*Reflects applicable expense reimbursements and fee waivers.

What impacted Fund performance over the reporting period?

  During the fiscal year ended October 31, 2025, emerging market equities moved higher. Within emerging markets small cap stocks underperformed large caps, leading the Fund to underperform the broad based securities market benchmark, the MSCI Emerging Markets Index. The value factor was positive for the fiscal year, but was not enough to offset the negative performance derived from size exposure.

  The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Morningstar® Emerging Markets Factor Tilt IndexSM (“Underlying Index”). The Fund generally will invest at least 80% of its total assets (exclusive of collateral held from securities lending) in the components of the Underlying Index and in American Depositary Receipts and Global Depositary Receipts based on the securities in the Underlying Index.

  For the fiscal year ended October 31, 2025, the Fund’s performance on a net asset value (“NAV”) basis was 23.35%, differing from the 23.69% return of the Underlying Index, which is reflective of the Fund's management fee (-57 basis points, “bps”), stock selection/futures (+1 bp), securities lending (+7 bps), dividend tax differential (+7 bps), performance calculation differences between the Underlying Index and the Fund (+4 bps), Indian Capital Gains Taxes (-4 bps), the compounding effect of tracking error over time (-5 bps) and other non-recurring factors (+13 bps).

FLEXSHARES® MORNINGSTAR EMERGING MARKETS FACTOR TILT INDEX FUND

1

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and a style specific index for the same period.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

	FlexShares®Morningstar Emerging Markets Factor Tilt Index Fund NAV	MSCI Emerging Markets Index	Morningstar® Emerging Markets Factor Tilt Index℠
2015	$10,000	$10,000	$10,000
2016	$10,941	$10,927	$11,036
2017	$13,508	$13,817	$13,729
2018	$11,618	$12,088	$11,859
2019	$12,581	$13,521	$12,924
2020	$12,348	$14,636	$12,766
2021	$15,922	$17,119	$16,646
2022	$11,572	$11,807	$12,208
2023	$13,149	$13,083	$13,990
2024	$16,096	$16,394	$17,346
2025	$19,854	$20,971	$21,456
Average Annual Total Returns	1 Year	5 years	10 Years
FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (Based on NAV)	23.35%	9.96%	7.10%
MSCI Emerging Markets Index	27.91%	7.45%	7.68%
Morningstar® Emerging Markets Factor Tilt Index℠	23.69%	10.96%	7.94%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, Fund performance would have been reduced.

Performance data current to the most recent month-end is available at https://www.flexshares.com/us/en/individual/funds.

2

FLEXSHARES® MORNINGSTAR EMERGING MARKETS FACTOR TILT INDEX FUND

KEY FUND STATISTICS

Net Assets	$294,157,538
Number of Portfolio Holdings	2,992
Portfolio Turnover Rate	30%
Net Investment Advisory Fees Paid	$1,483,143

COUNTRY DIVERSIFICATION (% of Net Assets)Footnote Reference1

China	24.3%
Taiwan	17.2%
South Korea	14.7%
India	13.1%
Brazil	5.2%
South Africa	4.4%
Mexico	2.6%
United Arab Emirates	2.3%
Indonesia	2.1%
Saudi Arabia	2.1%
Other	10.8%

1Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

Where can I find more information?

Scan the QR code or visit https://connect.rightprospectus.com/FlexSharesETFs, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-855-353-9383.

Householding

Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

3

TLTE1025

FLEXSHARES® MORNINGSTAR EMERGING MARKETS FACTOR TILT INDEX FUND

FLEXSHARES®US QUALITY LARGE CAP INDEX FUND

Ticker: QLC - Cboe BZX Exchange, Inc.

ANNUAL SHAREHOLDER REPORT | OCTOBER 31, 2025

This annual shareholder report contains important information about the FlexShares® US Quality Large Cap Index Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/FlexSharesETFs. You can also request this information by contacting us at 1-855-353-9383 or by sending an email request to NorthernTrustETF@acaglobal.com.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
FlexShares® US Quality Large Cap Index Fund	$29	0.25%

*Reflects applicable expense reimbursements and fee waivers.

What impacted Fund performance over the reporting period?

  During the fiscal year ended October 31, 2025, the U.S. equity market moved higher. Within the U.S. market higher quality stocks outperformed poorer quality stocks and higher momentum stocks outperformed poorer momentum stocks, leading the Fund to outperform the S&P 500® Index. The value factor was negative for the fiscal year, but was not enough to offset the positive performance derived from both the quality and momentum exposures.

  The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Northern Trust Quality Large Cap IndexSM (“Underlying Index”). Under normal circumstances, the Fund will invest at least 80% of its total assets (exclusive of collateral held from securities lending) in the securities of the Underlying Index.

  For the fiscal year ended October 31, 2025, the Fund’s performance on a net asset value (“NAV”) basis was 25.00%, differing from the 25.41% return of the Underlying Index, which is reflective of the Fund's management fee (-25 basis points, “bps”), stock selection/futures (-7 bps), performance calculation differences between the Underlying Index and the Fund (+1 bp), and the compounding effect of tracking error over time (-10 bps).

FLEXSHARES® US QUALITY LARGE CAP INDEX FUND

1

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and a style specific index for the same period.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

	FlexShares®US Quality Large Cap Index Fund NAV	S&P 500® Index	Northern Trust Quality Large Cap Index℠
2015	$10,000	$10,744	$10,651
2016	$10,012	$11,229	$10,708
2017	$12,380	$13,882	$13,295
2018	$13,201	$14,902	$14,215
2019	$13,999	$17,037	$15,088
2020	$14,577	$18,691	$15,742
2021	$20,876	$26,712	$22,632
2022	$18,167	$22,809	$19,755
2023	$19,901	$25,123	$21,708
2024	$27,853	$34,674	$30,477
2025	$34,814	$42,112	$38,220
Average Annual Total Returns	1 Year	5 years	10 Years
FlexShares® US Quality Large Cap Index Fund (Based on NAV)	25.00%	19.02%	13.29%
S&P 500® Index	21.45%	17.63%	14.63%
Northern Trust Quality Large Cap Index℠	25.41%	19.41%	13.62%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, Fund performance would have been reduced.

Performance data current to the most recent month-end is available at https://www.flexshares.com/us/en/individual/funds.

2

FLEXSHARES® US QUALITY LARGE CAP INDEX FUND

KEY FUND STATISTICS

Net Assets	$690,349,393
Number of Portfolio Holdings	169
Portfolio Turnover Rate	19%
Net Investment Advisory Fees Paid	$1,115,131

ASSET MARKET SECTOR (% of Net Assets)Footnote Reference1

Information Technology	33.3%
Financials	14.8%
Communication Services	11.8%
Health Care	9.7%
Consumer Discretionary	8.4%
Industrials	6.8%
Utilities	3.7%
Consumer Staples	2.8%
Real Estate	2.3%
Materials	1.5%
Other	1.4%

1Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

Where can I find more information?

Scan the QR code or visit https://connect.rightprospectus.com/FlexSharesETFs, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-855-353-9383.

Householding

Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

3

QLC1025

FLEXSHARES® US QUALITY LARGE CAP INDEX FUND

FLEXSHARES®STOXX® US ESG SELECT INDEX FUND

Ticker: ESG - Cboe BZX Exchange, Inc.

ANNUAL SHAREHOLDER REPORT | OCTOBER 31, 2025

This annual shareholder report contains important information about the FlexShares® STOXX® US ESG Select Index Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/FlexSharesETFs. You can also request this information by contacting us at 1-855-353-9383 or by sending an email request to NorthernTrustETF@acaglobal.com.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
FlexShares®STOXX® US ESG Select Index Fund	$36	0.32%

*Reflects applicable expense reimbursements and fee waivers.

What impacted Fund performance over the reporting period?

  During the fiscal year ended October 31, 2025, the U.S. equity market moved higher. Within the U.S. market, higher sustainability-tilted stocks underperformed poorer sustainability-tilted stocks, leading the Fund to underperform the Russell 1000® Index.

  The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the STOXX® USA ESG Select KPIs IndexSM (“Underlying Index”). Under normal circumstances, the Fund will invest at least 80% of its total assets (exclusive of collateral held from securities lending) in the securities of the Underlying Index.

  For the fiscal year ended October 31, 2025, the Fund’s performance on a net asset value (“NAV”) basis was 18.79%, differing from the 18.70% return of the Underlying Index, which is reflective of the Fund's management fee (-32 basis points, “bps”), stock selection/futures (-3 bps), dividend tax differential (+42 bps) and the compounding effect of tracking error over time (+2 bps).

FLEXSHARES® STOXX® US ESG SELECT INDEX FUND

1

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and a style specific index for the same period.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

	FlexShares®STOXX® US ESG Select Index Fund NAV	Russell 1000® Index	STOXX® USA ESG Select KPIs Index℠
7/13/2016	$10,000	$10,000	$10,000
2016	$10,024	$9,935	$10,017
2017	$12,349	$12,287	$12,275
2018	$13,353	$13,144	$13,108
2019	$15,251	$15,005	$14,912
2020	$16,990	$16,635	$16,555
2021	$24,490	$23,873	$23,846
2022	$20,448	$19,963	$19,886
2023	$22,883	$21,856	$22,237
2024	$30,041	$30,177	$29,150
2025	$35,687	$36,555	$34,601
Average Annual Total Returns	1 Year	5 years	Since Inception (7/13/16)
FlexShares®STOXX® US ESG Select Index Fund (Based on NAV)	18.79%	16.00%	14.66%
Russell 1000® Index	21.14%	17.05%	14.96%
STOXX® USA ESG Select KPIs Index℠	18.70%	15.88%	14.28%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, Fund performance would have been reduced.

Performance data current to the most recent month-end is available at https://www.flexshares.com/us/en/individual/funds.

2

FLEXSHARES® STOXX® US ESG SELECT INDEX FUND

KEY FUND STATISTICS

Net Assets	$129,152,805
Number of Portfolio Holdings	261
Portfolio Turnover Rate	25%
Net Investment Advisory Fees Paid	$411,662

ASSET MARKET SECTOR (% of Net Assets)Footnote Reference1

Information Technology	28.2%
Financials	17.9%
Consumer Discretionary	13.8%
Health Care	9.5%
Consumer Staples	9.3%
Communication Services	6.6%
Industrials	5.4%
Energy	3.7%
Real Estate	1.7%
Utilities	1.6%
Other	1.2%

1Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

Where can I find more information?

Scan the QR code or visit https://connect.rightprospectus.com/FlexSharesETFs, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-855-353-9383.

Householding

Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

3

ESG1025

FLEXSHARES® STOXX® US ESG SELECT INDEX FUND

FLEXSHARES®STOXX® GLOBAL ESG SELECT INDEX FUND

Ticker: ESGG - Cboe BZX Exchange, Inc.

ANNUAL SHAREHOLDER REPORT | OCTOBER 31, 2025

This annual shareholder report contains important information about the FlexShares® STOXX® Global ESG Select Index Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/FlexSharesETFs. You can also request this information by contacting us at 1-855-353-9383 or by sending an email request to NorthernTrustETF@acaglobal.com.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
FlexShares®STOXX® Global ESG Select Index Fund	$47	0.42%

*Reflects applicable expense reimbursements and fee waivers.

What impacted Fund performance over the reporting period?

  During the fiscal year ended October 31, 2025, global equity markets moved higher. Higher sustainability-tilted stocks underperformed poorer sustainability-tilted stocks, leading the Fund to underperform the MSCI World Index.

  The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the STOXX® Global ESG Select KPIs IndexSM (“Underlying Index”). The Fund generally will invest at least 80% of its total assets (exclusive of collateral held from securities lending) in the components of the Underlying Index and in American Depositary Receipts and Global Depositary Receipts based on the securities in the Underlying Index.

  For the fiscal year ended October 31, 2025, the Fund’s performance on a net asset value (“NAV”) basis was 22.47%, differing from the 22.58% return of the Underlying Index which is reflective of the Fund's management fee (-42 basis points, “bps”), stock selection/futures (-2 bps), securities lending (+1 bp), dividend tax differential (+35 bps), and the compounding effect of tracking error over time (-3 bps).

FLEXSHARES® STOXX® GLOBAL ESG SELECT INDEX FUND

1

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and a style specific index for the same period.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

	FlexShares®STOXX® Global ESG Select Index Fund NAV	MSCI World Index	STOXX® Global ESG Select KPIs Index℠
7/13/2016	$10,000	$10,000	$10,000
2016	$10,100	$10,030	$10,104
2017	$12,561	$12,314	$12,541
2018	$12,733	$12,457	$12,730
2019	$14,451	$14,038	$14,438
2020	$15,322	$14,650	$15,320
2021	$21,773	$20,573	$21,789
2022	$17,560	$16,771	$17,583
2023	$20,049	$18,529	$20,097
2024	$25,839	$24,769	$25,915
2025	$31,646	$30,223	$31,769
Average Annual Total Returns	1 Year	5 years	Since Inception (7/13/16)
FlexShares®STOXX® Global ESG Select Index Fund (Based on NAV)	22.47%	15.61%	13.19%
MSCI World Index	22.02%	15.58%	12.63%
STOXX® Global ESG Select KPIs Index℠	22.58%	15.70%	13.23%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, Fund performance would have been reduced.

Performance data current to the most recent month-end is available at https://www.flexshares.com/us/en/individual/funds.

2

FLEXSHARES® STOXX® GLOBAL ESG SELECT INDEX FUND

KEY FUND STATISTICS

Net Assets	$100,666,953
Number of Portfolio Holdings	765
Portfolio Turnover Rate	47%
Net Investment Advisory Fees Paid	$391,088

COUNTRY DIVERSIFICATION (% of Net Assets)Footnote Reference1

United States	70.4%
Japan	5.7%
United Kingdom	3.9%
France	3.0%
Australia	2.8%
Germany	1.7%
Canada	1.5%
Netherlands	1.4%
Spain	1.3%
Switzerland	1.2%
Other	6.0%

1Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

Where can I find more information?

Scan the QR code or visit https://connect.rightprospectus.com/FlexSharesETFs, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-855-353-9383.

Householding

Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

3

ESGG1025

FLEXSHARES® STOXX® GLOBAL ESG SELECT INDEX FUND

FLEXSHARES®ESG & CLIMATE US LARGE CAP CORE INDEX FUND

Ticker: FEUS  - NYSE Arca

ANNUAL SHAREHOLDER REPORT | OCTOBER 31, 2025

This annual shareholder report contains important information about the FlexShares® ESG & Climate US Large Cap Core Index Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/FlexSharesETFs. You can also request this information by contacting us at 1-855-353-9383 or by sending an email request to NorthernTrustETF@acaglobal.com.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
FlexShares® ESG & Climate US Large Cap Core Index Fund	$10	0.09%

*Reflects applicable expense reimbursements and fee waivers.

What impacted Fund performance over the reporting period?

  During the fiscal year ended October 31, 2025, the U.S. equity market moved higher. Within the U.S. market, higher sustainability stocks underperformed poorer sustainability stocks, leading the Fund to underperform the S&P 500® Index.

  The Fund is passively managed and seeks investment results (before fees and expenses) of the Northern Trust ESG & Climate US Large Cap Core IndexSM (“Underlying Index”). The Fund generally will invest at least 80% of its total assets (exclusive of collateral held from securities lending) in the securities of the Underlying Index.

  For the fiscal year ended October 31, 2025, the Fund’s performance on a net asset value (“NAV”) basis was 17.89%, differing from the 18.05% return of the Underlying Index, which is reflective of the Fund's management fee (-9 basis points, “bps”), stock selection/futures (-3 bps), performance calculation differences between the Underlying Index and the Fund (-1 bp), and the compounding effect of tracking error over the fiscal year ended October 31, 2025 (-3 bps).

FLEXSHARES® ESG & CLIMATE US LARGE CAP CORE INDEX FUND

1

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and additional indexes with characteristics relevant to the Fund for the same period.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

	FlexShares®ESG & Climate US Large Cap Core Index Fund NAV	Russell 1000® Index	S&P 500® Index	Northern Trust ESG & Climate US Large Cap Core Index℠
9/20/2021	$10,000	$10,000	$10,000	$10,000
2021	$10,678	$10,203	$10,581	$10,684
2022	$8,960	$8,532	$9,035	$8,965
2023	$9,797	$9,341	$9,951	$9,815
2024	$13,254	$12,897	$13,734	$13,280
2025	$15,625	$15,623	$16,681	$15,677
Average Annual Total Returns	1 Year	Since Inception (9/20/21)
FlexShares® ESG & Climate US Large Cap Core Index Fund (Based on NAV)	17.89%	11.46%
Russell 1000® Index	21.14%	12.42%
S&P 500® Index	21.45%	13.25%
Northern Trust ESG & Climate US Large Cap Core Index℠	18.05%	11.56%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, Fund performance would have been reduced.

Performance data current to the most recent month-end is available at https://www.flexshares.com/us/en/individual/funds.

2

FLEXSHARES® ESG & CLIMATE US LARGE CAP CORE INDEX FUND

KEY FUND STATISTICS

Net Assets	$83,299,180
Number of Portfolio Holdings	128
Portfolio Turnover Rate	32%
Net Investment Advisory Fees Paid	$60,221

ASSET MARKET SECTOR (% of Net Assets)Footnote Reference1

Information Technology	35.4%
Financials	13.1%
Consumer Discretionary	11.2%
Communication Services	11.0%
Health Care	8.8%
Industrials	7.4%
Consumer Staples	4.6%
Energy	2.5%
Utilities	2.0%
Real Estate	1.7%
Other	1.7%

1Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

Where can I find more information?

Scan the QR code or visit https://connect.rightprospectus.com/FlexSharesETFs, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-855-353-9383.

Householding

Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

3

FEUS 1025

FLEXSHARES® ESG & CLIMATE US LARGE CAP CORE INDEX FUND

FLEXSHARES®ESG & CLIMATE DEVELOPED MARKETS EX-US CORE INDEX FUND

Ticker: FEDM  - NYSE Arca

ANNUAL SHAREHOLDER REPORT | OCTOBER 31, 2025

This annual shareholder report contains important information about the FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/FlexSharesETFs. You can also request this information by contacting us at 1-855-353-9383 or by sending an email request to NorthernTrustETF@acaglobal.com.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund	$14	0.12%

*Reflects applicable expense reimbursements and fee waivers.

What impacted Fund performance over the reporting period?

  During the fiscal year ended October 31, 2025, the international developed equity markets moved higher. Within developed markets, higher sustainability stocks underperformed poorer sustainability stocks, leading the Fund to underperform the MSCI World ex-US Index.

  The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Northern Trust ESG & Climate Developed Markets ex-US Core IndexSM (“Underlying Index”). The Fund generally will invest at least 80% of its total assets (exclusive of collateral held from securities lending) in the securities of the Underlying Index and in American Depositary Receipts and Global Depositary Receipts based on the securities in the Underlying Index.

  For the fiscal year ended October 31, 2025, the Fund’s performance on a net asset value (“NAV”) basis was 17.97%, differing from the 17.87% return of the Underlying Index, which is reflective of the Fund's management fee (-12 basis points, “bps”), stock selection/futures (+1 bp), securities lending (+3 bps), dividend tax differential (+16 bps), and performance calculation differences between the Underlying Index and the Fund (+2 bps).

FLEXSHARES® ESG & CLIMATE DEVELOPED MARKETS EX-US CORE INDEX FUND

1

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and a style specific index for the same period.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

	FlexShares®ESG & Climate Developed Markets ex-US Core Index Fund NAV	MSCI World ex-US Index	Northern Trust ESG & Climate Developed Markets ex-US Core Index℠
9/20/2021	$10,000	$10,000	$10,000
2021	$10,238	$10,175	$10,229
2022	$7,846	$7,933	$7,832
2023	$8,794	$8,929	$8,789
2024	$10,915	$11,058	$10,912
2025	$12,876	$13,665	$12,861
Average Annual Total Returns	1 Year	Since Inception (9/20/21)
FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund (Based on NAV)	17.97%	6.34%
MSCI World ex-US Index	23.59%	7.89%
Northern Trust ESG & Climate Developed Markets ex-US Core Index℠	17.87%	6.31%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, Fund performance would have been reduced.

Performance data current to the most recent month-end is available at https://www.flexshares.com/us/en/individual/funds.

2

FLEXSHARES® ESG & CLIMATE DEVELOPED MARKETS EX-US CORE INDEX FUND

KEY FUND STATISTICS

Net Assets	$70,634,284
Number of Portfolio Holdings	235
Portfolio Turnover Rate	20%
Net Investment Advisory Fees Paid	$49,629

COUNTRY DIVERSIFICATION (% of Net Assets)Footnote Reference1

Japan	19.4%
United Kingdom	14.2%
Canada	11.1%
France	10.3%
Germany	9.6%
Switzerland	7.1%
Australia	5.9%
Netherlands	4.9%
Spain	4.4%
Denmark	2.4%
Other	9.4%

1Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

Where can I find more information?

Scan the QR code or visit https://connect.rightprospectus.com/FlexSharesETFs, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-855-353-9383.

Householding

Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

3

FEDM 1025

FLEXSHARES® ESG & CLIMATE DEVELOPED MARKETS EX-US CORE INDEX FUND

FLEXSHARES®MORNINGSTAR GLOBAL UPSTREAM NATURAL RESOURCES INDEX FUND

Ticker: GUNR - NYSE Arca

ANNUAL SHAREHOLDER REPORT | OCTOBER 31, 2025

This annual shareholder report contains important information about the FlexShares® Morningstar Global Upstream Natural Resources Index Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/FlexSharesETFs. You can also request this information by contacting us at 1-855-353-9383 or by sending an email request to NorthernTrustETF@acaglobal.com.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
FlexShares® Morningstar Global Upstream Natural Resources Index Fund	$49	0.46%

*Reflects applicable expense reimbursements and fee waivers.

What impacted Fund performance over the reporting period?

  During the fiscal year ended October 31, 2025, global natural resource equities moved higher, but trailed global equity markets. Within global natural resources timber, energy and agriculture trailed global risk markets while metals outperformed, leading the Fund to underperform the MSCI ACWI Index.

  The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Morningstar® Global Upstream Natural Resources IndexSM (“Underlying Index”). The Fund generally will invest at least 80% of its total assets (exclusive of collateral held from securities lending) in the components of the Underlying Index and in American Depositary Receipts and Global Depositary Receipts based on the securities in the Underlying Index.

  For the fiscal year ended October 31, 2025, the Fund’s performance on a net asset value (“NAV”) basis was 12.77%, differing from the 12.96% return of the Underlying Index, which is reflective of the Fund's management fee (-46 basis points, “bps”), stock selection/futures (-6 bps), securities lending (+2 bps), dividend tax differential (+34 bps), Indian Capital Gains Taxes (-1 bp), and the compounding effect of tracking error over time (-2 bps).

FLEXSHARES® MORNINGSTAR GLOBAL UPSTREAM NATURAL RESOURCES INDEX FUND

1

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and a style specific index for the same period.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

	FlexShares®Morningstar Global Upstream Natural Resources Index Fund NAV	MSCI ACWI Index	Morningstar® Global Upstream Natural Resources Index℠
2015	$10,000	$10,000	$10,000
2016	$11,384	$10,205	$11,460
2017	$13,411	$12,573	$13,545
2018	$13,723	$12,508	$13,931
2019	$14,157	$14,082	$14,426
2020	$12,477	$14,771	$12,782
2021	$18,677	$20,277	$19,245
2022	$20,955	$16,230	$21,739
2023	$20,134	$17,935	$21,018
2024	$21,489	$23,816	$22,450
2025	$24,234	$29,208	$25,359
Average Annual Total Returns	1 Year	5 years	10 Years
FlexShares® Morningstar Global Upstream Natural Resources Index Fund (Based on NAV)	12.77%	14.20%	9.26%
MSCI ACWI Index	22.64%	14.60%	11.31%
Morningstar® Global Upstream Natural Resources Index℠	12.96%	14.68%	9.75%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, Fund performance would have been reduced.

Performance data current to the most recent month-end is available at https://www.flexshares.com/us/en/individual/funds.

2

FLEXSHARES® MORNINGSTAR GLOBAL UPSTREAM NATURAL RESOURCES INDEX FUND

KEY FUND STATISTICS

Net Assets	$5,274,577,645
Number of Portfolio Holdings	173
Portfolio Turnover Rate	28%
Net Investment Advisory Fees Paid	$22,800,931

COUNTRY DIVERSIFICATION (% of Net Assets)Footnote Reference1

United States	39.2%
Canada	16.7%
Australia	11.6%
Brazil	5.5%
Saudi Arabia	2.8%
France	2.5%
Norway	2.5%
South Africa	2.3%
India	2.0%
China	2.0%
Other	12.4%

1Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

Where can I find more information?

Scan the QR code or visit https://connect.rightprospectus.com/FlexSharesETFs, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-855-353-9383.

Householding

Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

3

GUNR1025

FLEXSHARES® MORNINGSTAR GLOBAL UPSTREAM NATURAL RESOURCES INDEX FUND

FLEXSHARES®STOXX® GLOBAL BROAD INFRASTRUCTURE INDEX FUND

Ticker: NFRA - NYSE Arca

ANNUAL SHAREHOLDER REPORT | OCTOBER 31, 2025

This annual shareholder report contains important information about the FlexShares® STOXX® Global Broad Infrastructure Index Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/FlexSharesETFs. You can also request this information by contacting us at 1-855-353-9383 or by sending an email request to NorthernTrustETF@acaglobal.com.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
FlexShares®STOXX® Global Broad Infrastructure Index Fund	$50	0.47%

*Reflects applicable expense reimbursements and fee waivers.

What impacted Fund performance over the reporting period?

  During the fiscal year ended October 31, 2025, global listed infrastructure moved higher. Within global listed infrastructure transportation, communication infrastructure and government outsourced infrastructure outperformed while energy and utilities detracted from performance.

  The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the STOXX® Global Broad Infrastructure Index (“Underlying Index”). The Fund generally will invest at least 80% of its total assets (exclusive of collateral held from securities lending) in the components of the Underlying Index and in American Depositary Receipts and Global Depositary Receipts based on the securities in the Underlying Index.

  For the fiscal year ended October 31, 2025, the Fund’s performance on a net asset value (“NAV”) basis was 12.16%, differing from the 12.08% return of the Underlying Index, which is reflective of the Fund's management fee (-47 basis points, “bps”), stock selection/futures (+7 bps), securities lending (+3 bp), dividend tax differential (+54 bps), Indian Capital Gains Taxes (-8 bps), and the compounding effect of tracking error over time (-1 bp).

FLEXSHARES® STOXX® GLOBAL BROAD INFRASTRUCTURE INDEX FUND

1

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and a style specific index for the same period.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

	FlexShares®STOXX® Global Broad Infrastructure Index Fund NAV	MSCI ACWI Index	STOXX® Global Broad Infrastructure Index
2015	$10,000	$10,000	$10,000
2016	$10,309	$10,205	$10,306
2017	$11,695	$12,573	$11,674
2018	$11,355	$12,508	$11,319
2019	$13,572	$14,082	$13,515
2020	$12,726	$14,771	$12,653
2021	$15,635	$20,277	$15,528
2022	$13,459	$16,230	$13,356
2023	$13,626	$17,935	$13,502
2024	$16,871	$23,816	$16,712
2025	$18,922	$29,208	$18,730
Average Annual Total Returns	1 Year	5 years	10 Years
FlexShares®STOXX® Global Broad Infrastructure Index Fund (Based on NAV)	12.16%	8.26%	6.59%
MSCI ACWI Index	22.64%	14.60%	11.31%
STOXX® Global Broad Infrastructure Index	12.08%	8.16%	6.47%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, Fund performance would have been reduced.

Performance data current to the most recent month-end is available at https://www.flexshares.com/us/en/individual/funds.

2

FLEXSHARES® STOXX® GLOBAL BROAD INFRASTRUCTURE INDEX FUND

KEY FUND STATISTICS

Net Assets	$2,995,777,474
Number of Portfolio Holdings	195
Portfolio Turnover Rate	13%
Net Investment Advisory Fees Paid	$12,053,445

COUNTRY DIVERSIFICATION (% of Net Assets)Footnote Reference1

United States	42.2%
Japan	12.4%
Canada	11.3%
Germany	7.5%
Spain	4.3%
United Kingdom	3.3%
Australia	3.2%
India	2.6%
France	2.4%
Italy	2.0%
Other	8.1%

1Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

Where can I find more information?

Scan the QR code or visit https://connect.rightprospectus.com/FlexSharesETFs, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-855-353-9383.

Householding

Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

3

NFRA1025

FLEXSHARES® STOXX® GLOBAL BROAD INFRASTRUCTURE INDEX FUND

FLEXSHARES®GLOBAL QUALITY REAL ESTATE INDEX FUND

Ticker: GQRE - NYSE Arca

ANNUAL SHAREHOLDER REPORT | OCTOBER 31, 2025

This annual shareholder report contains important information about the FlexShares® Global Quality Real Estate Index Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/FlexSharesETFs. You can also request this information by contacting us at 1-855-353-9383 or by sending an email request to NorthernTrustETF@acaglobal.com.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
FlexShares® Global Quality Real Estate Index Fund	$46	0.45%

*Reflects applicable expense reimbursements and fee waivers.

What impacted Fund performance over the reporting period?

  During the fiscal year ended October 31, 2025, global real estate equities moved higher. Within global real estate value Real Estate Investment Trusts ("REITs") underperformed growth REITs, and higher momentum equities underperformed poorer momentum equities, leading the Fund to underperform the FTSE EPRA/NAREIT Developed IndexSM. The quality factor of the Fund's investments was positive for the fiscal year, but was not enough to offset the negative performance derived from both the value and momentum exposures.

  The Fund is passively managed and seeks the investment results (before fees and expenses) of the Northern Trust Global Quality Real Estate IndexSM (“Underlying Index”). The Fund generally will invest at least 80% of its total assets (exclusive of collateral held from securities lending) in the securities of the Underlying Index and in American Depositary Receipts and Global Depositary Receipts based on the securities in the Underlying Index.

  For the fiscal year ended October 31, 2025, the Fund’s performance on a net asset value (“NAV”) basis was 3.37%, differing from the 3.25% return of the Underlying Index, which is reflective of the Fund's management fee (-45 basis points, “bps”), stock selection/futures (+4 bps), securities lending (+3 bps), dividend tax differential (+46 bps), performance calculation differences between the Underlying Index and the Fund (+2 bps), and the compounding effect of tracking error over time (+2 bps).

FLEXSHARES® GLOBAL QUALITY REAL ESTATE INDEX FUND

1

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and additional indexes with characteristics relevant to the Fund for the same period.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

	FlexShares®Global Quality Real Estate Index Fund NAV	MSCI World Index	FTSE EPRA/NAREIT Developed Index℠	Northern Trust Global Quality Real Estate Index℠
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,228	$10,118	$10,249	$10,233
2017	$11,426	$12,423	$10,876	$11,424
2018	$11,004	$12,567	$10,908	$11,000
2019	$13,026	$14,162	$13,121	$13,038
2020	$10,382	$14,780	$10,112	$10,372
2021	$14,595	$20,755	$14,371	$14,539
2022	$11,165	$16,919	$10,786	$11,085
2023	$10,366	$18,693	$10,136	$10,267
2024	$13,520	$24,988	$13,021	$13,399
2025	$13,976	$30,490	$13,465	$13,834
Average Annual Total Returns	1 Year	5 years	10 Years
FlexShares® Global Quality Real Estate Index Fund (Based on NAV)	3.37%	6.12%	3.40%
MSCI World Index	22.02%	15.58%	11.79%
FTSE EPRA/NAREIT Developed Index℠	3.42%	5.89%	3.02%
Northern Trust Global Quality Real Estate Index℠	3.25%	5.93%	3.30%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, Fund performance would have been reduced.

Performance data current to the most recent month-end is available at https://www.flexshares.com/us/en/individual/funds.

2

FLEXSHARES® GLOBAL QUALITY REAL ESTATE INDEX FUND

KEY FUND STATISTICS

Net Assets	$355,944,269
Number of Portfolio Holdings	155
Portfolio Turnover Rate	49%
Net Investment Advisory Fees Paid	$1,737,730

COUNTRY DIVERSIFICATION (% of Net Assets)Footnote Reference1

United States	62.7%
Japan	7.5%
Hong Kong	5.3%
Singapore	4.2%
Australia	3.3%
United Kingdom	3.1%
France	3.1%
Canada	2.5%
Israel	2.2%
Switzerland	2.1%
Other	2.1%

1Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

Where can I find more information?

Scan the QR code or visit https://connect.rightprospectus.com/FlexSharesETFs, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-855-353-9383.

Householding

Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

3

GQRE1025

FLEXSHARES® GLOBAL QUALITY REAL ESTATE INDEX FUND

FLEXSHARES®QUALITY DIVIDEND INDEX FUND

Ticker: QDF - NYSE Arca

ANNUAL SHAREHOLDER REPORT | OCTOBER 31, 2025

This annual shareholder report contains important information about the FlexShares® Quality Dividend Index Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/FlexSharesETFs. You can also request this information by contacting us at 1-855-353-9383 or by sending an email request to NorthernTrustETF@acaglobal.com.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
FlexShares® Quality Dividend Index Fund	$40	0.37%

*Reflects applicable expense reimbursements and fee waivers.

What impacted Fund performance over the reporting period?

  During the fiscal year ended October 31, 2025, the U.S. equity market moved higher. Within the U.S. market dividend paying stocks underperformed non-dividend payers, leading the Fund to underperform the Russell 1000® Index. The quality factor was positive for the fiscal year, but was not enough to offset the negative performance derived from the yield exposure.

  The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Northern Trust Quality Dividend IndexSM (“Underlying Index”). Under normal circumstances, the Fund will invest at least 80% of its total assets (exclusive of collateral held from securities lending) in the securities of the Underlying Index.

  For the fiscal year ended October 31, 2025, the Fund’s performance on a net asset value (“NAV”) basis was 15.84%, differing from the 16.28% return of the Underlying Index, which is reflective of the Fund's management fee (-37 basis points, “bps”), stock selection/futures (-3 bps), securities lending (+1 bp), and the compounding effect of tracking error over time (-5 bps).

FLEXSHARES® QUALITY DIVIDEND INDEX FUND

1

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and a style specific index for the same period.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

	FlexShares®Quality Dividend Index Fund NAV	Russell 1000® Index	Northern Trust Quality Dividend Index℠
2015	$10,000	$10,000	$10,000
2016	$10,641	$10,426	$10,684
2017	$12,567	$12,894	$12,702
2018	$13,500	$13,793	$13,671
2019	$14,640	$15,745	$14,935
2020	$14,204	$17,456	$14,611
2021	$19,498	$25,052	$20,128
2022	$17,882	$20,949	$18,527
2023	$19,049	$22,936	$19,817
2024	$25,221	$31,667	$26,322
2025	$29,216	$38,360	$30,607
Average Annual Total Returns	1 Year	5 years	10 Years
FlexShares® Quality Dividend Index Fund (Based on NAV)	15.84%	15.52%	11.32%
Russell 1000® Index	21.14%	17.05%	14.38%
Northern Trust Quality Dividend Index℠	16.28%	15.93%	11.83%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, Fund performance would have been reduced.

Performance data current to the most recent month-end is available at https://www.flexshares.com/us/en/individual/funds.

2

FLEXSHARES® QUALITY DIVIDEND INDEX FUND

KEY FUND STATISTICS

Net Assets	$2,002,250,092
Number of Portfolio Holdings	142
Portfolio Turnover Rate	41%
Net Investment Advisory Fees Paid	$6,784,142

ASSET MARKET SECTOR (% of Net Assets)Footnote Reference1

Information Technology	36.6%
Industrials	12.3%
Financials	10.9%
Health Care	10.0%
Consumer Discretionary	7.2%
Communication Services	6.8%
Consumer Staples	5.7%
Real Estate	4.9%
Energy	2.6%
Utilities	1.6%
Other	0.7%

1Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

Where can I find more information?

Scan the QR code or visit https://connect.rightprospectus.com/FlexSharesETFs, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-855-353-9383.

Householding

Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

3

QDF1025

FLEXSHARES® QUALITY DIVIDEND INDEX FUND

FLEXSHARES®QUALITY DIVIDEND DEFENSIVE INDEX FUND

Ticker: QDEF - NYSE Arca

ANNUAL SHAREHOLDER REPORT | OCTOBER 31, 2025

This annual shareholder report contains important information about the FlexShares® Quality Dividend Defensive Index Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/FlexSharesETFs. You can also request this information by contacting us at 1-855-353-9383 or by sending an email request to NorthernTrustETF@acaglobal.com.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
FlexShares® Quality Dividend Defensive Index Fund	$40	0.37%

*Reflects applicable expense reimbursements and fee waivers.

What impacted Fund performance over the reporting period?

  During the fiscal year ended October 31, 2025, the U.S. equity market moved higher. Within the U.S. market dividend paying stocks underperformed non-dividend payers, leading the Fund to underperform the Russell 1000® Index. The quality factor was positive for the fiscal year, but was not enough to offset the negative performance derived from the yield exposure.

  The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Northern Trust Quality Dividend Defensive IndexSM (“Underlying Index”). The Fund generally will invest at least 80% of its total assets (exclusive of collateral held from securities lending) in the components of the Underlying Index.

  For the fiscal year ended October 31, 2025, the Fund’s performance on a net asset value (“NAV”) basis was 15.69%, differing from the 15.98% return of the Underlying Index, which is reflective of the Fund's management fee (-37 basis points, “bps”), stock selection/futures (+1 bp), securities lending (+1 bp), the compounding effect of tracking error over time (-4 bps), and other non-recurring factors (+10 bps).

FLEXSHARES® QUALITY DIVIDEND DEFENSIVE INDEX FUND

1

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and a style specific index for the same period.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

	FlexShares®Quality Dividend Defensive Index Fund NAV	Russell 1000® Index	Northern Trust Quality Dividend Defensive Index℠
2015	$10,000	$10,000	$10,000
2016	$10,596	$10,426	$10,623
2017	$12,444	$12,894	$12,549
2018	$13,525	$13,793	$13,775
2019	$15,066	$15,745	$15,451
2020	$14,396	$17,456	$14,794
2021	$19,331	$25,052	$19,938
2022	$17,875	$20,949	$18,525
2023	$19,273	$22,936	$20,044
2024	$26,031	$31,667	$27,166
2025	$30,114	$38,360	$31,506
Average Annual Total Returns	1 Year	5 years	10 Years
FlexShares® Quality Dividend Defensive Index Fund (Based on NAV)	15.69%	15.91%	11.65%
Russell 1000® Index	21.14%	17.05%	14.38%
Northern Trust Quality Dividend Defensive Index℠	15.98%	16.31%	12.16%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, Fund performance would have been reduced.

Performance data current to the most recent month-end is available at https://www.flexshares.com/us/en/individual/funds.

2

FLEXSHARES® QUALITY DIVIDEND DEFENSIVE INDEX FUND

KEY FUND STATISTICS

Net Assets	$478,936,864
Number of Portfolio Holdings	133
Portfolio Turnover Rate	41%
Net Investment Advisory Fees Paid	$1,568,761

ASSET MARKET SECTOR (% of Net Assets)Footnote Reference1

Information Technology	33.0%
Health Care	12.1%
Financials	12.0%
Industrials	8.3%
Consumer Discretionary	7.3%
Consumer Staples	7.1%
Communication Services	6.9%
Utilities	4.9%
Real Estate	3.6%
Materials	2.0%
Other	1.8%

1Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

Where can I find more information?

Scan the QR code or visit https://connect.rightprospectus.com/FlexSharesETFs, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-855-353-9383.

Householding

Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

3

QDEF1025

FLEXSHARES® QUALITY DIVIDEND DEFENSIVE INDEX FUND

FLEXSHARES®INTERNATIONAL QUALITY DIVIDEND INDEX FUND

Ticker: IQDF - NYSE Arca

ANNUAL SHAREHOLDER REPORT | OCTOBER 31, 2025

This annual shareholder report contains important information about the FlexShares® International Quality Dividend Index Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/FlexSharesETFs. You can also request this information by contacting us at 1-855-353-9383 or by sending an email request to NorthernTrustETF@acaglobal.com.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
FlexShares® International Quality Dividend Index Fund	$53	0.47%

*Reflects applicable expense reimbursements and fee waivers.

What impacted Fund performance over the reporting period?

  During the fiscal year ended October 31, 2025, international equity markets moved higher. Within international markets dividend paying stocks underperformed non-dividend payers, leading the Fund to underperform the MSCI ACWI ex USA Index. The quality factor was positive for the fiscal year, but was not enough to offset the negative performance derived from the yield exposure.

  The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Northern Trust International Quality Dividend IndexSM (“Underlying Index”). The Fund generally will invest at least 80% of its total assets (exclusive of collateral held from securities lending) in the components of the Underlying Index and in American Depositary Receipts and Global Depositary Receipts  based on the securities in the Underlying Index.

  For the fiscal year ended October 31, 2025, the Fund’s performance on a net asset value (“NAV”) basis was 24.44%, differing from the 24.50% return of the Underlying Index, which is reflective of the Fund's management fee (-47 basis points, “bps”), stock selection/futures (-4 bps), securities lending (+4 bps), dividend tax differential (+17 bps), Indian Capital Gains Taxes (+3 bps), the compounding effect of tracking error over time (-2 bps), and other non-recurring factors (+23 bps).

FLEXSHARES® INTERNATIONAL QUALITY DIVIDEND INDEX FUND

1

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and a style specific index for the same period.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

	FlexShares®International Quality Dividend Index Fund NAV	MSCI ACWI ex USA Index	Northern Trust International Quality Dividend Index℠
2015	$10,000	$10,000	$10,000
2016	$10,116	$10,023	$10,172
2017	$12,292	$12,393	$12,402
2018	$11,003	$11,371	$11,097
2019	$11,929	$12,653	$12,030
2020	$10,862	$12,322	$10,991
2021	$14,383	$15,977	$14,610
2022	$10,915	$12,027	$11,095
2023	$12,820	$13,478	$13,118
2024	$16,246	$16,758	$16,729
2025	$20,217	$20,936	$20,828
Average Annual Total Returns	1 Year	5 years	10 Years
FlexShares® International Quality Dividend Index Fund (Based on NAV)	24.44%	13.23%	7.29%
MSCI ACWI ex USA Index	24.93%	11.18%	7.66%
Northern Trust International Quality Dividend Index℠	24.50%	13.63%	7.61%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, Fund performance would have been reduced.

Performance data current to the most recent month-end is available at https://www.flexshares.com/us/en/individual/funds.

2

FLEXSHARES® INTERNATIONAL QUALITY DIVIDEND INDEX FUND

KEY FUND STATISTICS

Net Assets	$851,081,714
Number of Portfolio Holdings	231
Portfolio Turnover Rate	61%
Net Investment Advisory Fees Paid	$3,132,597

COUNTRY DIVERSIFICATION (% of Net Assets)Footnote Reference1

Japan	12.1%
China	10.2%
Taiwan	7.9%
United Kingdom	7.5%
Switzerland	5.8%
Canada	5.5%
Sweden	4.2%
Australia	4.2%
France	4.0%
Hong Kong	3.6%
Other	33.1%

1Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

Where can I find more information?

Scan the QR code or visit https://connect.rightprospectus.com/FlexSharesETFs, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-855-353-9383.

Householding

Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

3

IQDF1025

FLEXSHARES® INTERNATIONAL QUALITY DIVIDEND INDEX FUND

FLEXSHARES®INTERNATIONAL QUALITY DIVIDEND DYNAMIC INDEX FUND

Ticker: IQDY - NYSE Arca

ANNUAL SHAREHOLDER REPORT | OCTOBER 31, 2025

This annual shareholder report contains important information about the FlexShares® International Quality Dividend Dynamic Index Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/FlexSharesETFs. You can also request this information by contacting us at 1-855-353-9383 or by sending an email request to NorthernTrustETF@acaglobal.com.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
FlexShares® International Quality Dividend Dynamic Index Fund	$54	0.47%

*Reflects applicable expense reimbursements and fee waivers.

What impacted Fund performance over the reporting period?

  During the fiscal year ended October 31, 2025, international equity markets moved higher. Within international markets, higher quality dividend payers outperformed poorer quality dividend payers, and the higher beta of the strategy was additive to performance, leading the Fund to outperform the MSCI ACWI ex USA Index. The yield factor was negative for the fiscal year, but was not enough to offset the positive performance derived from the quality exposure.

  The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Northern Trust International Quality Dividend Dynamic IndexSM (“Underlying Index”). The Fund generally will invest at least 80% of its total assets (exclusive of collateral held from securities lending) in the components of the Underlying Index and in American Depositary Receipts and Global Depositary Receipts based on the securities in the Underlying Index.

  For the fiscal year ended October 31, 2025, the Fund’s performance on a net asset value (“NAV”) basis was 28.01%, differing from the 28.06% return of the Underlying Index, which is reflective of the Fund's management fee (-47 basis points, “bps”), stock selection/futures (-5 bps), securities lending (+5 bps), dividend tax differential (+20 bps), performance calculation differences between the Underlying Index and the Fund (+1 bp), the compounding effect of tracking error over time (-1 bp), and other non-recurring factors (+22 bps).

FLEXSHARES® INTERNATIONAL QUALITY DIVIDEND DYNAMIC INDEX FUND

1

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and a style specific index for the same period.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

	FlexShares®International Quality Dividend Dynamic Index Fund NAV	MSCI ACWI ex USA Index	Northern Trust International Quality Dividend Dynamic Index℠
2015	$10,000	$10,000	$10,000
2016	$10,317	$10,023	$10,373
2017	$12,625	$12,393	$12,740
2018	$11,193	$11,371	$11,298
2019	$12,457	$12,653	$12,607
2020	$11,587	$12,322	$11,780
2021	$16,206	$15,977	$16,543
2022	$12,077	$12,027	$12,331
2023	$14,419	$13,478	$14,843
2024	$18,486	$16,758	$19,162
2025	$23,663	$20,936	$24,539
Average Annual Total Returns	1 Year	5 years	10 Years
FlexShares® International Quality Dividend Dynamic Index Fund (Based on NAV)	28.01%	15.35%	9.00%
MSCI ACWI ex USA Index	24.93%	11.18%	7.66%
Northern Trust International Quality Dividend Dynamic Index℠	28.06%	15.80%	9.39%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, Fund performance would have been reduced.

Performance data current to the most recent month-end is available at https://www.flexshares.com/us/en/individual/funds.

2

FLEXSHARES® INTERNATIONAL QUALITY DIVIDEND DYNAMIC INDEX FUND

KEY FUND STATISTICS

Net Assets	$84,429,395
Number of Portfolio Holdings	204
Portfolio Turnover Rate	65%
Net Investment Advisory Fees Paid	$308,051

COUNTRY DIVERSIFICATION (% of Net Assets)Footnote Reference1

Japan	16.4%
China	10.2%
Taiwan	7.6%
United Kingdom	7.6%
Switzerland	7.4%
Canada	5.3%
Australia	3.9%
France	3.8%
Sweden	3.4%
Italy	3.3%
Other	29.8%

1Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

Where can I find more information?

Scan the QR code or visit https://connect.rightprospectus.com/FlexSharesETFs, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-855-353-9383.

Householding

Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

3

IQDY1025

FLEXSHARES® INTERNATIONAL QUALITY DIVIDEND DYNAMIC INDEX FUND

FLEXSHARES®IBOXX 3-YEAR TARGET DURATION TIPS INDEX FUND

Ticker: TDTT - NYSE Arca

ANNUAL SHAREHOLDER REPORT | OCTOBER 31, 2025

This annual shareholder report contains important information about the FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/FlexSharesETFs. You can also request this information by contacting us at 1-855-353-9383 or by sending an email request to NorthernTrustETF@acaglobal.com.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund	$19	0.18%

*Reflects applicable expense reimbursements and fee waivers.

What impacted Fund performance over the reporting period?

  U.S. Treasury Inflation Protected Securities (“TIPS”) inflation breakeven spreads were little changed during the fiscal year ended October 31, 2025, yet oscillated considerably throughout the period. 5-year, 10-year, and 30-year breakevens declined to a low in April 2025 before trending wider throughout the remaining fiscal year. During the fiscal year, the short-to-intermediate segment of the TIPS yield curve outperformed the broader U.S. bond market.

  The Fund is passively managed and seeks to provide investment results (before fees and expenses) of the iBoxx 3-Year Target Duration TIPS Index (“Underlying Index”). Under normal circumstances, the Fund will invest at least 80% of its total assets (exclusive of collateral held from securities lending) in the securities of the Underlying Index.

  For the fiscal year ended October 31, 2025, the Fund's performance on a net asset value ("NAV") basis was 6.26%, differing from the 6.36% return of the Underlying Index, which is reflective of the Fund’s management fee (-18 basis points ("bps")), and small net positive contributions from duration/curve positioning, security selection, and trading costs (+8 bps).

FLEXSHARES® IBOXX 3-YEAR TARGET DURATION TIPS INDEX FUND

1

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and a style specific index for the same period.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

	FlexShares®iBoxx 3-Year Target Duration TIPS Index Fund NAV	Bloomberg U.S. Aggregate Bond Index	iBoxx 3-Year Target Duration TIPS Index
2015	$10,000	$10,000	$10,000
2016	$10,255	$10,437	$10,264
2017	$10,298	$10,531	$10,328
2018	$10,256	$10,315	$10,295
2019	$10,800	$11,502	$10,852
2020	$11,428	$12,214	$11,525
2021	$12,218	$12,155	$12,335
2022	$11,679	$10,249	$11,818
2023	$11,894	$10,286	$12,053
2024	$12,729	$11,370	$12,918
2025	$13,521	$12,071	$13,740
Average Annual Total Returns	1 Year	5 years	10 Years
FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund (Based on NAV)	6.26%	3.42%	3.06%
Bloomberg U.S. Aggregate Bond Index	6.16%	(0.24)%	1.90%
iBoxx 3-Year Target Duration TIPS Index	6.36%	3.58%	3.23%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, Fund performance would have been reduced.

Performance data current to the most recent month-end is available at https://www.flexshares.com/us/en/individual/funds.

2

FLEXSHARES® IBOXX 3-YEAR TARGET DURATION TIPS INDEX FUND

KEY FUND STATISTICS

Net Assets	$2,556,859,648
Number of Portfolio Holdings	22
Portfolio Turnover Rate	86%
Net Investment Advisory Fees Paid	$4,142,682

YEARS TO MATURITY (% of Net Assets)Footnote Reference1

3-5 years	48.7%
1-3 years	47.6%
5-10 years	3.5%
0-1 year	0.0%
Cash and/or Derivatives	0.2%

1Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

Where can I find more information?

Scan the QR code or visit https://connect.rightprospectus.com/FlexSharesETFs, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-855-353-9383.

Householding

Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

3

TDTT1025

FLEXSHARES® IBOXX 3-YEAR TARGET DURATION TIPS INDEX FUND

FLEXSHARES®IBOXX 5-YEAR TARGET DURATION TIPS INDEX FUND

Ticker: TDTF - NYSE Arca

ANNUAL SHAREHOLDER REPORT | OCTOBER 31, 2025

This annual shareholder report contains important information about the FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/FlexSharesETFs. You can also request this information by contacting us at 1-855-353-9383 or by sending an email request to NorthernTrustETF@acaglobal.com.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund	$19	0.18%

*Reflects applicable expense reimbursements and fee waivers.

What impacted Fund performance over the reporting period?

  U.S. Treasury Inflation Protected Securities (“TIPS”) inflation breakeven spreads were little changed during the fiscal year ended October 31, 2025, yet oscillated considerably throughout the period. 5-year, 10-year, and 30-year breakevens declined to a low in April 2025 before trending wider throughout the remaining fiscal year. During the fiscal year, the broad U.S. TIPS market underperformed the U.S. bond market.

  The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the iBoxx 5-Year Target Duration TIPS Index (“Underlying Index”). Under normal circumstances, the Fund will invest at least 80% of its total assets (exclusive of collateral held from securities lending) in the securities of the Underlying Index.

  For the fiscal year ended October 31, 2025, the Fund's performance on a net asset value ("NAV") basis was 6.89%, differing from the 6.99% return of the Underlying Index, which is reflective of the Fund’s management fee (-18 basis points ("bps")), and small net positive contributions from duration/curve positioning, security selection, trading costs, and other factors (+8 bps).

FLEXSHARES® IBOXX 5-YEAR TARGET DURATION TIPS INDEX FUND

1

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and a style specific index for the same period.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

	FlexShares®iBoxx 5-Year Target Duration TIPS Index Fund NAV	Bloomberg U.S. Aggregate Bond Index	iBoxx 5-Year Target Duration TIPS Index
2015	$10,000	$10,000	$10,000
2016	$10,481	$10,437	$10,474
2017	$10,489	$10,531	$10,497
2018	$10,331	$10,315	$10,349
2019	$11,212	$11,502	$11,252
2020	$12,153	$12,214	$12,242
2021	$12,985	$12,155	$13,101
2022	$11,761	$10,249	$11,890
2023	$11,748	$10,286	$11,913
2024	$12,712	$11,370	$12,906
2025	$13,582	$12,071	$13,809
Average Annual Total Returns	1 Year	5 years	10 Years
FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund (Based on NAV)	6.89%	2.25%	3.11%
Bloomberg U.S. Aggregate Bond Index	6.16%	(0.24)%	1.90%
iBoxx 5-Year Target Duration TIPS Index	6.99%	2.44%	3.28%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, Fund performance would have been reduced.

Performance data current to the most recent month-end is available at https://www.flexshares.com/us/en/individual/funds.

2

FLEXSHARES® IBOXX 5-YEAR TARGET DURATION TIPS INDEX FUND

KEY FUND STATISTICS

Net Assets	$897,259,876
Number of Portfolio Holdings	19
Portfolio Turnover Rate	59%
Net Investment Advisory Fees Paid	$1,409,199

YEARS TO MATURITY (% of Net Assets)Footnote Reference1

3-5 years	51.8%
5-10 years	48.0%
0-1 year	0.0%
Cash and/or Derivatives	0.2%

1Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

Where can I find more information?

Scan the QR code or visit https://connect.rightprospectus.com/FlexSharesETFs, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-855-353-9383.

Householding

Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

3

TDTF1025

FLEXSHARES® IBOXX 5-YEAR TARGET DURATION TIPS INDEX FUND

FLEXSHARES®DISCIPLINED DURATION MBS INDEX FUND

Ticker: MBSD - NYSE Arca

ANNUAL SHAREHOLDER REPORT | OCTOBER 31, 2025

This annual shareholder report contains important information about the FlexShares® Disciplined Duration MBS Index Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/FlexSharesETFs. You can also request this information by contacting us at 1-855-353-9383 or by sending an email request to NorthernTrustETF@acaglobal.com.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
FlexShares® Disciplined Duration MBS Index Fund	$21	0.20%

*Reflects applicable expense reimbursements and fee waivers.

What impacted Fund performance over the reporting period?

  During the fiscal year ended October 31, 2025, interest rates declined and the yield curve steepened, which brought the 10-year and 2-year spread from 12 basis points to 50 basis points("bps"). Overall, mortgage-backed security spreads generally tightened throughout the trailing 12-month period. During the fiscal year, the mortgage-backed market, represented by the Bloomberg U.S. Mortgage Backed Securities Index, outperformed the total aggregate bond market, defined by the Bloomberg U.S. Aggregate Bond Index, by 116 bps. During the fiscal year ended October 31, 2025, the Fund underperformed the Bloomberg U.S. Mortgage Backed Securities Index by -109 bps due to exposure to a selection of higher coupon, more seasoned mortgage backed securities with a significantly lower overall duration.

  The Fund is passively managed and seeks to track the investment results (before fee and expenses) of the ICE BofA® Constrained Duration US Mortgage-Backed Securities IndexSM (“Underlying Index”). The Fund generally will invest at least 80% of its total assets in the components of the Underlying Index.

  For the fiscal year ended October 31, 2025, the Fund's performance on a net asset value ("NAV") basis was 6.23%, differing from the 6.67% return of the Underlying Index, which is reflective of the Fund’s management fee (-20 bps), trading costs and fees (-20 bps), yield curve positioning (-4 bps), sector allocation (-1 bp), and combined effect of security selection and other factors (+1 bp).

FLEXSHARES® DISCIPLINED DURATION MBS INDEX FUND

1

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and a style specific index for the same period.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

	FlexShares®Disciplined Duration MBS Index Fund NAV	Bloomberg U.S. Aggregate Bond Index	ICE BofA® Constrained Duration US Mortgage Backed Securities Index℠
2015	$10,000	$10,000	$10,000
2016	$10,302	$10,437	$10,302
2017	$10,257	$10,531	$10,324
2018	$10,087	$10,315	$10,210
2019	$10,829	$11,502	$11,039
2020	$11,391	$12,214	$11,582
2021	$11,360	$12,155	$11,667
2022	$9,978	$10,249	$10,317
2023	$10,076	$10,286	$10,479
2024	$10,925	$11,370	$11,416
2025	$11,605	$12,071	$12,174
Average Annual Total Returns	1 Year	5 years	10 Years
FlexShares® Disciplined Duration MBS Index Fund (Based on NAV)	6.23%	0.37%	1.50%
Bloomberg U.S. Aggregate Bond Index	6.16%	(0.24)%	1.90%
ICE BofA® Constrained Duration US Mortgage Backed Securities Index℠	6.67%	1.01%	1.99%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, Fund performance would have been reduced.

Performance data current to the most recent month-end is available at https://www.flexshares.com/us/en/individual/funds.

2

FLEXSHARES® DISCIPLINED DURATION MBS INDEX FUND

KEY FUND STATISTICS

Net Assets	$88,794,499
Number of Portfolio Holdings	383
Portfolio Turnover Rate	38%
Net Investment Advisory Fees Paid	$168,175

YEARS TO MATURITY (% of Net Assets)Footnote Reference1

20+ years	41.8%
10-20 years	38.1%
5-10 years	10.7%
3-5 years	4.5%
1-3 years	4.2%
0-1 year	0.0%
Cash and/or Derivatives	0.7%

1Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

Where can I find more information?

Scan the QR code or visit https://connect.rightprospectus.com/FlexSharesETFs, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-855-353-9383.

Householding

Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

3

MBSD1025

FLEXSHARES® DISCIPLINED DURATION MBS INDEX FUND

FLEXSHARES®CREDIT-SCORED US CORPORATE BOND INDEX FUND

Ticker: SKOR - NASDAQ

ANNUAL SHAREHOLDER REPORT | OCTOBER 31, 2025

This annual shareholder report contains important information about the FlexShares® Credit-Scored US Corporate Bond Index Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/FlexSharesETFs. You can also request this information by contacting us at 1-855-353-9383 or by sending an email request to NorthernTrustETF@acaglobal.com.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
FlexShares® Credit-Scored US Corporate Bond Index Fund	$16	0.15%

*Reflects applicable expense reimbursements and fee waivers.

What impacted Fund performance over the reporting period?

  Credit fundamentals remained strong through most of the fiscal year ended October 31, 2025, with low defaults relative to historical averages, resilient earnings, and manageable leverage levels. The introduction of "reciprocal" tariffs in April 2025 did introduce economic uncertainty, which resulted in spread volatility and widening, but spreads across investment grade and high yield retraced back to tight levels during the remainder of the fiscal year. During the fiscal year ended October 31, 2025, the Fund’s net asset value (“NAV”) outperformed the Bloomberg U.S. Intermediate Corporate Bond Index return of 7.12% by 8 basis points (“bps”).

  The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Northern Trust US Corporate Bond Quality Value IndexSM (“Underlying Index”). Under normal circumstances, the Fund will invest at least 80% of its total assets (exclusive of collateral held from securities lending) in the securities of the Underlying Index.

  For the fiscal year ended October 31, 2025, the Fund's performance on a NAV basis was 7.20%, differing from the 7.29% return of the Underlying Index, which is reflective of the Fund’s management fee (-15 bps), trading costs (-3 bps), sampling and other factors (+9 bps).

FLEXSHARES® CREDIT-SCORED US CORPORATE BOND INDEX FUND

1

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and additional indexes with characteristics relevant to the Fund for the same period.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

	FlexShares®Credit-Scored US Corporate Bond Index Fund NAV	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Intermediate Corporate Bond Index	Hybrid Northern Trust Credit-Scored US Long Corporate Bond Index℠/Northern Trust US Long Corporate Bond Quality Value Index℠*
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,471	$10,437	$10,499	$10,505
2017	$10,667	$10,531	$10,745	$10,734
2018	$10,448	$10,315	$10,606	$10,563
2019	$11,666	$11,502	$11,746	$11,836
2020	$12,507	$12,214	$12,738	$12,766
2021	$12,594	$12,155	$12,910	$12,938
2022	$10,969	$10,249	$11,311	$11,336
2023	$11,398	$10,286	$11,810	$11,835
2024	$12,702	$11,370	$13,197	$13,225
2025	$13,617	$12,071	$13,209	$14,189

*The hybrid index performance information reflects the performance of the Northern Trust Credit-Scored US Corporate Bond IndexSM (Previous Index) through April 30, 2020 and the Northern Trust US Corporate Bond Quality Value IndexSM thereafter. The Previous Index terminated as of May 1, 2020.

Average Annual Total Returns	1 Year	5 years	10 Years
FlexShares® Credit-Scored US Corporate Bond Index Fund (Based on NAV)	7.20%	1.72%	3.14%
Bloomberg U.S. Aggregate Bond Index	6.16%	(0.24)%	1.90%
Bloomberg U.S. Intermediate Corporate Bond Index	7.12%	1.76%	3.13%
Hybrid Northern Trust Credit-Scored US Long Corporate Bond Index℠/Northern Trust US Long Corporate Bond Quality Value Index℠*	7.29%	2.14%	3.56%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, Fund performance would have been reduced.

Performance data current to the most recent month-end is available at https://www.flexshares.com/us/en/individual/funds.

2

FLEXSHARES® CREDIT-SCORED US CORPORATE BOND INDEX FUND

KEY FUND STATISTICS

Net Assets	$639,731,084
Number of Portfolio Holdings	1,800
Portfolio Turnover Rate	65%
Net Investment Advisory Fees Paid	$748,577

ASSET MARKET SECTOR (% of Net Assets)Footnote Reference1

Financials	38.6%
Information Technology	10.4%
Energy	7.3%
Industrials	6.5%
Consumer Staples	6.4%
Real Estate	6.3%
Consumer Discretionary	6.1%
Health Care	5.4%
Utilities	5.0%
Materials	3.7%
Other	3.6%

1Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

Where can I find more information?

Scan the QR code or visit https://connect.rightprospectus.com/FlexSharesETFs, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-855-353-9383.

Householding

Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

3

SKOR1025

FLEXSHARES® CREDIT-SCORED US CORPORATE BOND INDEX FUND

FLEXSHARES®CREDIT-SCORED US LONG CORPORATE BOND INDEX FUND

Ticker: LKOR - Cboe BZX Exchange, Inc.

ANNUAL SHAREHOLDER REPORT | OCTOBER 31, 2025

This annual shareholder report contains important information about the FlexShares® Credit-Scored US Long Corporate Bond Index Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/FlexSharesETFs. You can also request this information by contacting us at 1-855-353-9383 or by sending an email request to NorthernTrustETF@acaglobal.com.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
FlexShares® Credit-Scored US Long Corporate Bond Index Fund	$16	0.15%

*Reflects applicable expense reimbursements and fee waivers.

What impacted Fund performance over the reporting period?

  Credit fundamentals remained strong through most of the fiscal year ended October 31, 2025 with low defaults relative to historical averages, resilient earnings, and manageable leverage levels. The introduction of "reciprocal" tariffs in April 2025 did introduce economic uncertainty, which resulted in spread volatility and widening, but spreads across investment grade and high yield retraced back to tight levels during the remainder of the fiscal year. During the fiscal year ended October 31, 2025, the Fund’s net asset value (“NAV”) outperformed the Bloomberg Long U.S. Corporate Bond Index return of 5.69% by 7 basis points (“bps”).

  The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Northern Trust US Long Corporate Bond Quality Value IndexSM (“Underlying Index”). Under normal circumstances, the Fund will invest at least 80% of its total assets (exclusive of collateral held from securities lending) in the securities of the Underlying Index.

  For the fiscal year ended October 31, 2025, the Fund's performance on a NAV basis was 5.76%, differing from the 5.75% return of the Underlying Index, which is reflective of fees (-15 bps), trading costs (-7 bps), sampling and other factors (+23 bps).

FLEXSHARES® CREDIT-SCORED US LONG CORPORATE BOND INDEX FUND

1

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and additional indexes with characteristics relevant to the Fund for the same period.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

	FlexShares®Credit-Scored US Long Corporate Bond Index Fund NAV	Bloomberg U.S. Aggregate Bond Index	Bloomberg Long U.S. Corporate Bond Index	Hybrid Northern Trust Credit-Scored US Long Corporate Bond Index℠/Northern Trust US Long Corporate Bond Quality Value Index℠*
2015	$10,000	$10,000	$10,000	$10,000
2016	$11,164	$10,509	$11,341	$11,249
2017	$11,789	$10,604	$12,015	$11,946
2018	$10,936	$10,386	$11,213	$11,149
2019	$13,726	$11,582	$14,050	$14,058
2020	$15,145	$12,299	$15,258	$15,719
2021	$15,924	$12,240	$15,952	$16,643
2022	$10,895	$10,320	$11,000	$11,459
2023	$11,069	$10,357	$11,056	$11,732
2024	$13,297	$11,449	$13,182	$14,123
2025	$14,063	$12,154	$13,933	$14,934

*The hybrid index performance information reflects the performance of the Northern Trust Credit-Scored US Long Corporate Bond IndexSM (Previous Index) through April 30, 2020 and the Northern Trust US Long Corporate Bond Quality Value IndexSM thereafter. The Previous Index terminated as of May 1, 2020.

Average Annual Total Returns	1 Year	5 years	10 Years
FlexShares® Credit-Scored US Long Corporate Bond Index Fund (Based on NAV)	5.76%	(1.47)%	3.47%
Bloomberg U.S. Aggregate Bond Index	6.16%	(0.24)%	1.90%
Bloomberg Long U.S. Corporate Bond Index	5.69%	(1.80)%	3.29%
Hybrid Northern Trust Credit-Scored US Long Corporate Bond Index℠/Northern Trust US Long Corporate Bond Quality Value Index℠*	5.75%	(1.02)%	4.03%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, Fund performance would have been reduced.

Performance data current to the most recent month-end is available at https://www.flexshares.com/us/en/individual/funds.

2

FLEXSHARES® CREDIT-SCORED US LONG CORPORATE BOND INDEX FUND

KEY FUND STATISTICS

Net Assets	$47,735,092
Number of Portfolio Holdings	825
Portfolio Turnover Rate	88%
Net Investment Advisory Fees Paid	$57,572

ASSET MARKET SECTOR (% of Net Assets)Footnote Reference1

Financials	17.5%
Information Technology	12.2%
Energy	11.3%
Utilities	10.7%
Communication Services	9.8%
Health Care	9.6%
Consumer Staples	7.8%
Industrials	6.8%
Consumer Discretionary	5.5%
Materials	3.8%
Other	3.4%

1Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

Where can I find more information?

Scan the QR code or visit https://connect.rightprospectus.com/FlexSharesETFs, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-855-353-9383.

Householding

Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

3

LKOR1025

FLEXSHARES® CREDIT-SCORED US LONG CORPORATE BOND INDEX FUND

FLEXSHARES®HIGH YIELD VALUE-SCORED BOND INDEX FUND

Ticker: HYGV - NYSE Arca

ANNUAL SHAREHOLDER REPORT | OCTOBER 31, 2025

This annual shareholder report contains important information about the FlexShares® High Yield Value-Scored Bond Index Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/FlexSharesETFs. You can also request this information by contacting us at 1-855-353-9383 or by sending an email request to NorthernTrustETF@acaglobal.com.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
FlexShares® High Yield Value-Scored Bond Index Fund	$39	0.37%

*Reflects applicable expense reimbursements and fee waivers.

What impacted Fund performance over the reporting period?

  Credit fundamentals remained strong through most of the fiscal year ended October 31, 2025 with low defaults relative to historical averages, resilient earnings, and manageable leverage levels. The introduction of "reciprocal" tariffs in April 2025 did introduce economic uncertainty, which resulted in spread volatility and widening, but spreads across investment grade and high yield retraced back to tight levels during the remainder of the fiscal year. During the fiscal year ended October 31, 2025, the Fund’s net asset value (“NAV”) performance underperformed the ICE BofA® US High Yield Index return of 8.03% by 54 basis points (“bps”).

  The Fund is passively managed and investment results (before fees and expenses) of the Northern Trust High Yield Value-Scored US Corporate Bond IndexSM (“Underlying Index”). Under normal circumstances, the Fund will invest at least 80% of its total assets (exclusive of collateral held from securities lending) in the securities of the Underlying Index.

  For the fiscal year ended October 31, 2025, the Fund's performance on a NAV basis was 7.49%, differing from the 7.93% return of the Underlying Index, which is reflective of the Fund’s management fee (-37 bps), trading costs (-26 bps), sampling and other factors (+19 bps).

FLEXSHARES® HIGH YIELD VALUE-SCORED BOND INDEX FUND

1

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and additional indexes with characteristics relevant to the Fund for the same period.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

	FlexShares®High Yield Value-Scored Bond Index Fund NAV	Bloomberg Universal Index	ICE BofA® US High Yield Index	Northern Trust High Yield Value-Scored US Corporate Bond Index℠
7/17/2018	$10,000	$10,000	$10,000	$10,000
2018	$10,018	$9,943	$10,020	$10,043
2019	$10,763	$11,072	$10,854	$10,852
2020	$11,093	$11,733	$11,128	$11,490
2021	$12,577	$11,789	$12,323	$13,119
2022	$10,935	$9,927	$10,912	$11,554
2023	$11,530	$10,046	$11,547	$12,379
2024	$13,323	$11,171	$13,448	$14,485
2025	$14,320	$11,898	$14,524	$15,634
Average Annual Total Returns	1 Year	5 years	Since Inception (7/17/18)
FlexShares® High Yield Value-Scored Bond Index Fund (Based on NAV)	7.49%	5.24%	5.05%
Bloomberg Universal Index	6.51%	0.28%	2.36%
ICE BofA® US High Yield Index	8.03%	5.48%	5.26%
Northern Trust High Yield Value-Scored US Corporate Bond Index℠	7.93%	6.34%	6.32%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, Fund performance would have been reduced.

Performance data current to the most recent month-end is available at https://www.flexshares.com/us/en/individual/funds.

2

FLEXSHARES® HIGH YIELD VALUE-SCORED BOND INDEX FUND

KEY FUND STATISTICS

Net Assets	$1,230,481,014
Number of Portfolio Holdings	1,054
Portfolio Turnover Rate	100%
Net Investment Advisory Fees Paid	$4,888,238

ASSET MARKET SECTOR (% of Net Assets)Footnote Reference1

Consumer Discretionary	19.4%
Financials	14.0%
Energy	14.0%
Communication Services	12.7%
Industrials	11.5%
Materials	8.1%
Health Care	4.9%
Information Technology	4.5%
Consumer Staples	4.4%
Real Estate	3.3%
Other	2.1%

1Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

Where can I find more information?

Scan the QR code or visit https://connect.rightprospectus.com/FlexSharesETFs, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-855-353-9383.

Householding

Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

3

HYGV1025

FLEXSHARES® HIGH YIELD VALUE-SCORED BOND INDEX FUND

FLEXSHARES®ESG & CLIMATE INVESTMENT GRADE CORPORATE CORE INDEX FUND

Ticker: FEIG  - NYSE Arca

ANNUAL SHAREHOLDER REPORT | OCTOBER 31, 2025

This annual shareholder report contains important information about the FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/FlexSharesETFs. You can also request this information by contacting us at 1-855-353-9383 or by sending an email request to NorthernTrustETF@acaglobal.com.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund	$13	0.12%

*Reflects applicable expense reimbursements and fee waivers.

What impacted Fund performance over the reporting period?

  Credit fundamentals remained strong through most of the fiscal year ended October 31, 2025 with low defaults relative to historical averages, resilient earnings, and manageable leverage levels. The introduction of "reciprocal" tariffs in April 2025 did introduce economic uncertainty, which resulted in spread volatility and widening, but spreads across investment grade and high yield retraced back to tight levels during the remainder of the fiscal year. During the fiscal year ended October 31, 2025, the Fund’s net asset value (“NAV”) underperformed the Bloomberg U.S. Corporate Total Return Value Unhedged Index return of 6.62% by 29 basis points (“bps”).

  The Fund is passively managed and seeks investment results (before fees and expenses) of the Northern Trust ESG & Climate Investment Grade U.S. Corporate Core IndexSM (the “Underlying Index”). Under normal circumstances, the Fund will invest at least 80% of its total assets (exclusive of collateral held from securities lending) in the securities of the Underlying Index.

  For the fiscal year ended October 31, 2025, the Fund's performance on a NAV basis was 6.33%, differing from the 6.54% return of the Underlying Index, which is reflective of the Fund’s management fee (-12 bps), trading costs (-3 bps), and sampling (-6 bps).

FLEXSHARES® ESG & CLIMATE INVESTMENT GRADE CORPORATE CORE INDEX FUND

1

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and additional indexes with characteristics relevant to the Fund for the same period.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

	FlexShares®ESG & Climate Investment Grade Corporate Core Index Fund NAV	Bloomberg U.S. Aggregate Bond Index	Bloomberg US Corporate Total Return Value Unhedged Index	Northern Trust ESG & Climate Investment Grade U.S. Corporate Core Index℠
9/20/2021	$10,000	$10,000	$10,000	$10,000
2021	$9,868	$9,911	$9,876	$9,871
2022	$7,921	$8,356	$7,944	$7,942
2023	$8,112	$8,386	$8,164	$8,171
2024	$9,205	$9,271	$9,276	$9,298
2025	$9,788	$9,842	$9,890	$9,906
Average Annual Total Returns	1 Year	Since Inception (9/20/21)
FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund (Based on NAV)	6.33%	(0.52)%
Bloomberg U.S. Aggregate Bond Index	6.16%	(0.44)%
Bloomberg US Corporate Total Return Value Unhedged Index	6.62%	(0.27)%
Northern Trust ESG & Climate Investment Grade U.S. Corporate Core Index℠	6.54%	(0.23)%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, Fund performance would have been reduced.

Performance data current to the most recent month-end is available at https://www.flexshares.com/us/en/individual/funds.

2

FLEXSHARES® ESG & CLIMATE INVESTMENT GRADE CORPORATE CORE INDEX FUND

KEY FUND STATISTICS

Net Assets	$41,692,734
Number of Portfolio Holdings	739
Portfolio Turnover Rate	39%
Net Investment Advisory Fees Paid	$51,464

ASSET MARKET SECTOR (% of Net Assets)Footnote Reference1

Financials	32.7%
Health Care	13.5%
Information Technology	9.2%
Communication Services	6.8%
Energy	6.4%
Industrials	5.6%
Consumer Discretionary	5.2%
Utilities	5.1%
Consumer Staples	4.3%
Real Estate	4.1%
Other	2.3%

1Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

Where can I find more information?

Scan the QR code or visit https://connect.rightprospectus.com/FlexSharesETFs, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-855-353-9383.

Householding

Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

3

FEIG 1025

FLEXSHARES® ESG & CLIMATE INVESTMENT GRADE CORPORATE CORE INDEX FUND

FLEXSHARES®ULTRA-SHORT INCOME FUND

Ticker: RAVI - NYSE Arca

ANNUAL SHAREHOLDER REPORT | OCTOBER 31, 2025

This annual shareholder report contains important information about the FlexShares® Ultra-Short Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/FlexSharesETFs. You can also request this information by contacting us at 1-855-353-9383 or by sending an email request to NorthernTrustETF@acaglobal.com.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
FlexShares® Ultra-Short Income Fund	$26	0.25%

*Reflects applicable expense reimbursements and fee waivers.

What impacted Fund performance over the reporting period?

  During the fiscal year ended October 31, 2025, interest rates declined and the yield curve steepened. Overall, credit performed well as investment grade spreads generally tightened throughout the trailing 12-month period.

  The Fund is actively managed and seeks maximum current income consistent with the preservation of capital and liquidity. The Fund attempts to achieve its investment objective by investing under normal circumstances at least 80% of its total assets (exclusive of collateral held from securities lending) in a portfolio of fixed-income instruments, including bonds, debt securities and other similar instruments issued by U.S. and non-U.S. public and private sector entities. Such issuers include, without limitation, U.S. and non-U.S. governments and their agencies, instrumentalities or sponsored enterprises, U.S. state and local governments and municipalities and U.S. and non-U.S. private-sector entities, such as corporations and banks.

  For the fiscal year ended October 31, 2025, the Fund’s return of 4.99% outperformed the Bloomberg 1-3 Month U.S. Treasury Bill Index return of 4.44% by 55 basis points, net of fees. During this period, Treasury rates declined as the inflation rate declined and the Federal Open Market Committee continued to normalize monetary policy. The Fund's underweight to Treasuries, as well as its long to duration positioning, contributed to the Fund’s relative outperformance. The Fund’s exposure to the Investment Grade sector contributed to performance.

FLEXSHARES® ULTRA-SHORT INCOME FUND

1

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

	FlexShares®Ultra-Short Income Fund NAV	Bloomberg Global Aggregate Bond Index	Bloomberg 1-3 Month U.S. Treasury Bill Index
2015	$10,000	$10,000	$10,000
2016	$10,119	$10,559	$10,023
2017	$10,239	$10,683	$10,092
2018	$10,423	$10,464	$10,255
2019	$10,758	$11,462	$10,494
2020	$10,992	$12,108	$10,577
2021	$11,030	$11,957	$10,582
2022	$10,926	$9,472	$10,672
2023	$11,501	$9,635	$11,193
2024	$12,199	$10,554	$11,803
2025	$12,808	$11,154	$12,327
Average Annual Total Returns	1 Year	5 years	10 Years
FlexShares® Ultra-Short Income Fund (Based on NAV)	4.99%	3.10%	2.51%
Bloomberg Global Aggregate Bond Index	5.69%	(1.63)%	1.10%
Bloomberg 1-3 Month U.S. Treasury Bill Index	4.44%	3.11%	2.11%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, Fund performance would have been reduced.

Performance data current to the most recent month-end is available at https://www.flexshares.com/us/en/individual/funds.

2

FLEXSHARES® ULTRA-SHORT INCOME FUND

KEY FUND STATISTICS

Net Assets	$1,365,806,797
Number of Portfolio Holdings	267
Portfolio Turnover Rate	68%
Net Investment Advisory Fees Paid	$3,092,628

ASSET MARKET SECTOR (% of Net Assets)Footnote Reference1

Financials	44.9%
Health Care	8.9%
Information Technology	7.6%
Asset-Backed Securities	7.4%
Consumer Staples	5.9%
Industrials	5.1%
Consumer Discretionary	5.0%
Energy	4.2%
Materials	3.5%
Communication Services	2.5%
Other	6.9%

1Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

Where can I find more information?

Scan the QR code or visit https://connect.rightprospectus.com/FlexSharesETFs, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-855-353-9383.

Householding

Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

3

RAVI1025

FLEXSHARES® ULTRA-SHORT INCOME FUND

FLEXSHARES®CORE SELECT BOND FUND

Ticker: BNDC - NYSE Arca

ANNUAL SHAREHOLDER REPORT | OCTOBER 31, 2025

This annual shareholder report contains important information about the FlexShares® Core Select Bond Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/FlexSharesETFs. You can also request this information by contacting us at 1-855-353-9383 or by sending an email request to NorthernTrustETF@acaglobal.com.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
FlexShares® Core Select Bond Fund	$16	0.15%

*Reflects applicable expense reimbursements and fee waivers.

What impacted Fund performance over the reporting period?

  During the fiscal year ended October 31, 2025, interest rates declined and the yield curve steepened. Credit markets experienced significant volatility in April 2025 driven by tariff related uncertainty, however, investment grade spreads tightened over the fiscal year. Mortgage spreads tightened meaningfully over this period.

  The Fund is actively managed and seeks total return and preservation of capital. The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets in U.S. dollar-denominated investment-grade fixed-income securities either directly or indirectly through exchange-traded funds (“ETFs”) and other registered investment companies (together with ETFs, “Underlying Funds”).

  For the fiscal year ended October 31, 2025, the Fund underperformed the broad fixed income market, as defined by the Bloomberg U.S. Aggregate Bond Index, by 4 basis points, net of fees. The Fund had an overweight to duration periodically during the year, and this contributed to performance. Additionally, the Fund had a modest overweight to mortgage-backed securities (“MBS”) through the 12-month period. Overall, the allocation to MBS had a modest positive effect, which was partially offset by other factors.

FLEXSHARES® CORE SELECT BOND FUND

1

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

	FlexShares®Core Select Bond Fund NAV	Bloomberg U.S. Aggregate Bond Index
11/18/2016	$10,000	$10,000
2017	$10,286	$10,335
2018	$10,005	$10,122
2019	$11,143	$11,288
2020	$11,889	$11,986
2021	$11,920	$11,929
2022	$9,981	$10,058
2023	$9,966	$10,094
2024	$11,007	$11,158
2025	$11,681	$11,845
Average Annual Total Returns	1 Year	5 years	Since Inception (11/18/16)
FlexShares® Core Select Bond Fund (Based on NAV)	6.12%	(0.35)%	1.75%
Bloomberg U.S. Aggregate Bond Index	6.16%	(0.24)%	1.91%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, Fund performance would have been reduced.

Performance data current to the most recent month-end is available at https://www.flexshares.com/us/en/individual/funds.

2

FLEXSHARES® CORE SELECT BOND FUND

KEY FUND STATISTICS

Net Assets	$144,913,074
Number of Portfolio Holdings	19
Portfolio Turnover Rate	23%
Net Investment Advisory Fees Paid	$202,899

TOP HOLDINGS (% of Net Assets)

iShares MBS ETF	24.57%
iShares 5-10 Year Investment Grade Corporate Bond ETF	17.27%
CF Secured LLC	15.00%
FlexShares® Ultra-Short Income Fund	12.77%
FlexShares® Disciplined Duration MBS Index Fund	12.53%
iShares 20+ Year Treasury Bond ETF	12.33%
U.S. Treasury 2 Year Note	12.07%
FlexShares® Credit-Scored US Corporate Bond Index Fund	9.46%
U.S. Treasury 5 Year Note	5.13%
iShares 3-7 Year Treasury Bond ETF	5.03%

Where can I find more information?

Scan the QR code or visit https://connect.rightprospectus.com/FlexSharesETFs, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-855-353-9383.

Householding

Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

3

BNDC1025

FLEXSHARES® CORE SELECT BOND FUND

(b) A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule. Not applicable.

Item 2. Code of Ethics.

(a)
As of the end of the period, October 31, 2025, the Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party (the “Code of Ethics”).

(b)	Not Applicable.

(c)	The Registrant has not amended its Code of Ethics during the period covered by this report.

(d)	The Registrant has not granted any waivers, including an implicit waiver, from any provisions of its Code of Ethics during the period covered by this report.

(e)	Not Applicable.

(f)	A copy of the Registrant’s Code of Ethics is attached as exhibit 13(a)(1) to this Form N-CSR.

Item 3. Audit Committee Financial Expert.
The Registrant’s Board of Trustees has determined that the Registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR), serving on its audit committee.  Philip G. Hubbard is the “audit committee financial expert” and is “independent” (as each term is defined in Item 3 of Form N-CSR).
Under applicable securities laws and regulations, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated or identified as an audit committee financial expert.  The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liability that are greater than the duties, obligations, and liability imposed on such person as a member of the Registrant’s Audit Committee and Board of Trustees in the absence of such designation or identification.  The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations or liability of any other member of the Registrant’s Audit Committee or Board of Trustees.

Item 4. Principal Accountant Fees and Services.

In response to Items 4(a)-4(d), aggregate fees for professional services rendered for FlexShares® Trust by Deloitte & Touche, LLP (“Deloitte”) for the fiscal years ended October 31, 2025 and October 31, 2024 were:

	2025
	All fees and services to the Trust that were pre-approved	All fees and services to Service Affiliates(a) that were pre- approved
Audit Fees	$687,420	N/A
Audit Related Fees(b)	$0	$0
Tax Fees(c)	$209,599	$0
All Other Fees(d)	$0	$0
Total:	$897,019	$0

	2024
	All fees and services to the Trust that were pre-approved	All fees and services to Service Affiliates(a) that were pre- approved
Audit Fees	$723,840	N/A
Audit Related Fees(b)	$0	$0
Tax Fees(c)	$82,360	$0
All Other Fees(d)	$0	$0
Total:	$806,200	$0

(a)
“Service affiliates” as it relates to the aggregate “Audit Fees,” “Audit-Related Fees,” “Tax Fees” and “All Other Fees” that were billed by Deloitte for the periods ended October 31, 2025 and October 31, 2024 are Northern Trust Investments, Inc. (“NTI”) and entities controlling, controlled by or under common control with NTI that provide ongoing services to the Registrant.

(b)
“Audit-Related Fees” are fees for assurance and related services rendered by Deloitte that are reasonably related to the performance of the audit or review of the Registrant’s financial statements, but not reported as “Audit Fees.”

(c)	“Tax Fees” are fees for professional services rendered by Deloitte for tax compliance, tax advice and tax planning.

(d)	“All Other Fees” are for products and services provided by Deloitte other than those reported as Audit, Audit-Related or Tax Fees.

(e)(1)
The Registrant’s Audit Committee Charter provides that the Audit Committee is responsible for the approval of, prior to the appointment of, the engagement of the principal accountant to annually audit the Registrant’s financial statements. The Audit Committee must also pre-approve the engagement of the principal accountant to provide non-audit services to the Registrant, NTI or to any entity controlling, controlled by or under common control with NTI that provides ongoing services to the Registrant, if the engagement has a direct impact on the operations or financial reporting of the Registrant. The pre-approvals may be delegated to a designated representative (or representatives) of the audit committee and such pre-approvals and approvals must be reported to the full Audit Committee at its next meeting. Each designated representative must be a member of the Audit Committee.

(e)(2)      No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) or (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(f)            Not Applicable.

(g)           The aggregate non-audit fees and services billed by Deloitte for services rendered to the Registrant and Service Affiliates for the periods ended October 31, 2025 and October 31, 2024, respectively, were $4,953,585 and $4,358,755.

(h)           The Registrant’s Audit Committee has considered whether the provision of non-audit services to Service Affiliates, not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the registered public accountant’s independence in performing audit services.

(i)            Not Applicable.

(j)            Not Applicable.

Item 5. Audit Committee of Listed Registrants.
(a)           The Registrant has a separately-designated standing Audit Committee in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934.  All of the Board’s independent Trustees, Philip G. Hubbard, Eric T. McKissack and Sarah N. Garvey, are members of the Audit Committee.
(b)           Not Applicable.

Item 6. Investments.

(a)           Schedule is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b)           Securities divested of in accordance with Section 13(c) of the 1940 Act.

                Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
FlexShares
®
Trust
Annual Financial Statements and
Additional Information
October 31, 2025
MANAGED BY NORTHERN TRUST

MANAGED BY NORTHERN TRUST
Table of Contents
MANAGED BY NORTHERN TRUST
Statements of Assets and Liabilities 2
Statements of Operations 9
Statements of Changes in Net Assets 16
Financial Highlights 30
Schedules of Investments 58
FlexShares
®
US Quality Low Volatility Index Fund 58
FlexShares
®
Developed Markets ex-US Quality Low Volatility Index Fund 61
FlexShares
®
Emerging Markets Quality Low Volatility Index Fund 67
FlexShares
®
Morningstar US Market Factor Tilt Index Fund 72
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund 96
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund 124
FlexShares
®
US Quality Large Cap Index Fund 163
FlexShares
®
STOXX
®
US ESG Select Index Fund 167
FlexShares
®
STOXX
®
Global ESG Select Index Fund 172
FlexShares
®
ESG & Climate US Large Cap Core Index Fund 184
FlexShares
®
ESG & Climate Developed Markets ex-US Core Index Fund 188
FlexShares
®
Morningstar Global Upstream Natural Resources Index Fund 194
FlexShares
®
STOXX
®
Global Broad Infrastructure Index Fund 199
FlexShares
®
Global Quality Real Estate Index Fund 205
FlexShares
®
Quality Dividend Index Fund 209
FlexShares
®
Quality Dividend Defensive Index Fund 214
FlexShares
®
International Quality Dividend Index Fund 218
FlexShares
®
International Quality Dividend Dynamic Index Fund 225
FlexShares
®
iBoxx 3-Year Target Duration TIPS Index Fund 231
FlexShares
®
iBoxx 5-Year Target Duration TIPS Index Fund 232
FlexShares
®
Disciplined Duration MBS Index Fund 233
FlexShares
®
Credit-Scored US Corporate Bond Index Fund 237
FlexShares
®
Credit-Scored US Long Corporate Bond Index Fund 262
FlexShares
®
High Yield Value-Scored Bond Index Fund 275
FlexShares
®
ESG & Climate Investment Grade Corporate Core Index Fund 294
FlexShares
®
Ultra-Short Income Fund 306
FlexShares
®
Core Select Bond Fund 315
Notes to the Financial Statements 319
Report of Independent Registered Public Accounting Firm 360
Form N-CSR - Items 8 - 11 363
Approval of Advisory Agreement 364
Tax Information 376

FLEXSHARES ANNUAL REPORT 2
FlexShares
®
Trust
Statements of Assets and Liabilities
October 31, 2025
See Accompanying Notes to the Financial Statements.
FlexShares ®
US Quality
Low Volatility
Index Fund
FlexShares ®
Developed
Markets ex-
US Quality
Low Volatility
Index Fund
FlexShares ®
Emerging
Markets
Quality Low
Volatility
Index Fund
FlexShares ®
Morningstar
US Market
Factor Tilt
Index Fund
ASSETS
Securities, at cost $ 118,211,063 $ 52,326,887 $ 11,606,639 $ 852,446,696
Affiliate securities, at cost — — — 414,476
Securities Lending Reinvestments, at cost 3,900,134 3,541,516 469,488 160,129,281
Securities, at value† 142,743,174 59,340,284 14,909,051 1,835,682,212
Affiliate securities, at value — — — 714,118
Securities Lending Reinvestments, at value — — — 31,004,824
Securities Lending Reinvestments - Repurchase Agreements, at
Value 3,900,134 3,541,516 469,488 129,129,213
Cash 1,523,452 104,833 45,602 9,320,401
Cash segregated at broker* — 21,362 4,170 670,781
Foreign cash†† — 267,180 34,225 —
Unrealized appreciation on forward foreign currency contracts — 20,286 49 —
Receivables: — — — —
Dividends and interest 147,334 414,325 15,703 853,280
Securities lending income 910 1,257 — 43,648
Securities sold — — — 175,007
Variation margin on futures contracts 46,887 35,628 17,479 510,090
Total Assets 148,361,891 63,746,671 15,495,767 2,008,103,574
LIABILITIES
Unrealized depreciation on forward foreign currency contracts — 8,215 32 —
Due to brokers 42,344 — — —
Payables:
Cash collateral received from securities loaned 3,900,134 3,541,516 469,488 160,129,513
Deferred compensation (Note 7) 17,697 7,597 1,565 265,819
Investment advisory fees (Note 4) 7,702 5,267 2,057 362,406
Trustee fees (Note 7) 2,263 822 223 29,207
Securities purchased — — — —
Deferred non-US capital gains taxes — — 64,086 —
Due to Shareholder — — — —
Variation margin on futures contracts — — — —
Capital shares redeemed — — — —
Other 700 — — 3,000
Total Liabilities 3,970,840 3,563,417 537,451 160,789,945
Net Assets $ 144,391,051 $ 60,183,254 $ 14,958,316 $ 1,847,313,629
NET ASSETS CONSIST OF:
Paid-in capital $ 132,425,358 $ 56,929,414 $ 12,680,024 $ 900,966,503
Distributable earnings (loss) 11,965,693 3,253,840 2,278,292 946,347,126
Net Assets
$ 144,391,051 $ 60,183,254 $ 14,958,316 $ 1,847,313,629
Shares Outstanding (unlimited number of shares authorized
$ 0.0001 par value) 2,025,001 1,950,001 500,001 7,500,001
Net Asset Value $ 71.30 $ 30.86 $ 29.92 $ 246.31
† Securities on loan, at value $ 9,125,924 $ 5,816,811 $ 450,787 $ 216,887,918
†† Cost of foreign cash $ — $ 268,631 $ 34,210 $ —
*
Includes cash pledged by the Fund to cover margin requirements for open futures contracts as of 10/31/25.

Statements of Assets and Liabilities (cont.)
See Accompanying Notes to the Financial Statements.
3 FLEXSHARES ANNUAL REPORT
FlexShares ®
Morningstar
Developed
Markets ex-
US Factor Tilt
Index Fund
FlexShares ®
Morningstar
Emerging
Markets
Factor Tilt
Index Fund
FlexShares ®
US Quality
Large Cap
Index Fund
FlexShares ®
STOXX® US
ESG Select
Index Fund
ASSETS
Securities, at cost $ 374,959,084 $ 189,669,973 $ 511,115,543 $ 95,318,497
Affiliate securities, at cost — — — 43,395
Securities Lending Reinvestments, at cost 26,219,813 3,981,059 7,955,382 142,934
Securities, at value† 558,868,735 290,627,552 666,329,082 127,658,259
Affiliate securities, at value — — — 42,461
Securities Lending Reinvestments, at value — — — —
Securities Lending Reinvestments - Repurchase Agreements, at
Value 26,219,813 3,981,059 7,955,382 142,934
Cash 602,598 2,852,052 21,443,125 1,248,265
Cash segregated at broker* 621,100 148,018 1,399,834 89,433
Foreign cash†† 4,520,280 2,308,501 — —
Unrealized appreciation on forward foreign currency contracts 5,514 10,380 — —
Receivables: — — — —
Dividends and interest 3,895,978 232,016 261,309 77,131
Securities lending income 32,826 16,651 2,090 221
Capital shares issued — — 1,995,228 —
Securities sold 86,482 — — —
Variation margin on futures contracts 900,002 163,729 524,249 91,288
Total Assets 595,753,328 300,339,958 699,910,299 129,349,992
LIABILITIES
Unrealized depreciation on forward foreign currency contracts 18,185 4,550 — —
Payables:
Due to Custodian 85,845 — — —
Cash collateral received from securities loaned 26,219,813 3,981,059 7,955,382 142,934
Deferred compensation (Note 7) 123,682 61,987 24,409 19,118
Investment advisory fees (Note 4) 179,332 136,194 135,064 32,826
Trustee fees (Note 7) 8,000 4,352 6,489 2,309
Securities purchased — 66,624 1,428,062 —
Deferred non-US capital gains taxes — 1,902,654 — —
Due to Shareholder — — — —
Variation margin on futures contracts — — — —
Capital shares redeemed — — — —
Other 13,500 25,000 11,500 —
Total Liabilities 26,648,357 6,182,420 9,560,906 197,187
Net Assets $ 569,104,971 $ 294,157,538 $ 690,349,393 $ 129,152,805
NET ASSETS CONSIST OF:
Paid-in capital $ 504,470,296 $ 279,391,316 $ 545,425,918 $ 107,549,334
Distributable earnings (loss) 64,634,675 14,766,222 144,923,475 21,603,471
Net Assets
$ 569,104,971 $ 294,157,538 $ 690,349,393 $ 129,152,805
Shares Outstanding (unlimited number of shares authorized
$ 0.0001 par value) 6,400,001 4,500,001 8,650,001 825,001
Net Asset Value $ 88.92 $ 65.37 $ 79.81 $ 156.55
† Securities on loan, at value $ 88,852,165 $ 13,167,683 $ 23,949,450 $ 3,306,985
†† Cost of foreign cash $ 4,547,901 $ 2,285,515 $ — $ —
*
Includes cash pledged by the Fund to cover margin requirements for open futures contracts as of 10/31/25.

Statements of Assets and Liabilities (cont.)
See Accompanying Notes to the Financial Statements.
FLEXSHARES ANNUAL REPORT 4
FlexShares ®
STOXX®
Global ESG
Select Index
Fund
FlexShares ®
ESG &
Climate US
Large Cap
Core Index
Fund
FlexShares ®
ESG &
Climate
Developed
Markets ex-
US Core
Index Fund
FlexShares ®
Morningstar
Global
Upstream
Natural
Resources
Index Fund
ASSETS
Securities, at cost $ 72,108,098 $ 66,531,279 $ 57,537,000 $ 4,650,326,148
Affiliate securities, at cost — — — —
Securities Lending Reinvestments, at cost 2,518,172 — 1,342,070 322,162,515
Securities, at value† 99,603,567 82,824,464 69,704,095 5,246,961,253
Affiliate securities, at value — — — —
Securities Lending Reinvestments, at value — — — 35,004,256
Securities Lending Reinvestments - Repurchase Agreements, at
Value 2,518,172 — 1,342,070 287,162,447
Cash 397,340 460,198 146,745 12,511,495
Cash segregated at broker* 56,152 — 25,634 1,891,755
Foreign cash†† 260,335 — 410,821 11,406,967
Unrealized appreciation on forward foreign currency contracts 7,880 — 16,748 105,151
Receivables: — — — —
Dividends and interest 293,228 24,193 295,382 4,731,582
Securities lending income 649 319 639 65,839
Securities sold — — — —
Variation margin on futures contracts 114,618 13,298 54,338 1,270,460
Total Assets 103,251,941 83,322,472 71,996,472 5,601,111,205
LIABILITIES
Unrealized depreciation on forward foreign currency contracts — — 3,339 132,161
Due to brokers — 12,003 — —
Payables:
Cash collateral received from securities loaned 2,518,172 — 1,342,073 322,162,748
Deferred compensation (Note 7) 18,881 3,795 3,430 987,330
Investment advisory fees (Note 4) 34,290 5,851 6,447 2,037,053
Trustee fees (Note 7) 1,732 1,143 899 85,860
Securities purchased — — — —
Deferred non-US capital gains taxes — — — 1,122,408
Due to Shareholder 11,913 — — —
Variation margin on futures contracts — — — —
Capital shares redeemed — — — —
Other — 500 6,000 6,000
Total Liabilities 2,584,988 23,292 1,362,188 326,533,560
Net Assets $ 100,666,953 $ 83,299,180 $ 70,634,284 $ 5,274,577,645
NET ASSETS CONSIST OF:
Paid-in capital $ 75,664,863 $ 68,924,559 $ 60,792,303 $ 6,168,874,741
Distributable earnings (loss) 25,002,090 14,374,621 9,841,981 (894,297,096)
Net Assets
$ 100,666,953 $ 83,299,180 $ 70,634,284 $ 5,274,577,645
Shares Outstanding (unlimited number of shares authorized
$ 0.0001 par value) 500,001 1,125,000 1,225,000 121,450,001
Net Asset Value $ 201.33 $ 74.04 $ 57.66 $ 43.43
† Securities on loan, at value $ 5,984,313 $ 1,513,933 $ 3,917,671 $ 501,295,004
†† Cost of foreign cash $ 262,929 $ — $ 412,676 $ 11,487,300
*
Includes cash pledged by the Fund to cover margin requirements for open futures contracts as of 10/31/25.

Statements of Assets and Liabilities (cont.)
See Accompanying Notes to the Financial Statements.
5 FLEXSHARES ANNUAL REPORT
FlexShares ®
STOXX®
Global Broad
Infrastructure
Index Fund
FlexShares ®
Global
Quality Real
Estate Index
Fund
FlexShares ®
Quality
Dividend
Index Fund
FlexShares ®
Quality
Dividend
Defensive
Index Fund
ASSETS
Securities, at cost $ 2,526,374,779 $ 331,036,388 $ 1,417,121,959 $ 356,331,432
Affiliate securities, at cost — — — —
Securities Lending Reinvestments, at cost 129,308,004 23,428,569 100,835,002 20,318,068
Securities, at value† 2,974,080,057 349,215,506 1,987,051,851 473,763,148
Affiliate securities, at value — — — —
Securities Lending Reinvestments, at value 7,002,824 — 11,001,695 —
Securities Lending Reinvestments - Repurchase Agreements, at
Value 122,307,937 23,428,569 89,835,002 20,318,068
Cash 7,352,582 3,959,845 12,490,043 4,508,824
Cash segregated at broker* 1,435,205 449,470 898,708 308,757
Foreign cash†† 8,265,059 1,334,443 — —
Unrealized appreciation on forward foreign currency contracts 186,996 8,699 — —
Receivables: — — — —
Dividends and interest 7,701,463 888,779 1,837,041 364,087
Securities lending income 42,114 7,885 18,458 4,341
Securities sold — — — —
Variation margin on futures contracts 1,128,884 296,964 870,626 205,532
Total Assets 3,129,503,121 379,590,160 2,104,003,424 499,472,757
LIABILITIES
Unrealized depreciation on forward foreign currency contracts 123,004 13,849 — —
Payables:
Cash collateral received from securities loaned 129,308,237 23,428,567 100,835,002 20,318,068
Deferred compensation (Note 7) 326,934 53,856 300,269 67,799
Investment advisory fees (Note 4) 1,159,143 130,560 586,663 142,600
Trustee fees (Note 7) 41,862 7,059 31,398 7,076
Securities purchased — — — —
Deferred non-US capital gains taxes 2,738,467 — — —
Due to Shareholder — — — —
Variation margin on futures contracts — — — —
Capital shares redeemed — — — —
Other 28,000 12,000 — 350
Total Liabilities 133,725,647 23,645,891 101,753,332 20,535,893
Net Assets $ 2,995,777,474 $ 355,944,269 $ 2,002,250,092 $ 478,936,864
NET ASSETS CONSIST OF:
Paid-in capital $ 2,834,123,512 $ 404,758,597 $ 1,665,100,869 $ 404,476,460
Distributable earnings (loss) 161,653,962 (48,814,328) 337,149,223 74,460,404
Net Assets
$ 2,995,777,474 $ 355,944,269 $ 2,002,250,092 $ 478,936,864
Shares Outstanding (unlimited number of shares authorized
$ 0.0001 par value) 47,800,001 6,000,001 24,942,921 5,975,001
Net Asset Value $ 62.67 $ 59.32 $ 80.27 $ 80.16
† Securities on loan, at value $ 202,572,076 $ 59,722,216 $ 146,853,012 $ 30,206,947
†† Cost of foreign cash $ 8,334,959 $ 1,318,348 $ — $ —
*
Includes cash pledged by the Fund to cover margin requirements for open futures contracts as of 10/31/25.

Statements of Assets and Liabilities (cont.)
See Accompanying Notes to the Financial Statements.
FLEXSHARES ANNUAL REPORT 6
FlexShares ®
International
Quality
Dividend
Index Fund
FlexShares ®
International
Quality
Dividend
Dynamic
Index Fund
FlexShares ®
iBoxx 3-Year
Target
Duration TIPS
Index Fund
FlexShares ®
iBoxx 5-Year
Target
Duration TIPS
Index Fund
ASSETS
Securities, at cost $ 692,483,120 $ 67,275,415 $ 2,532,452,009 $ 887,229,497
Affiliate securities, at cost — — — —
Securities Lending Reinvestments, at cost 26,882,847 4,018,219 — —
Securities, at value† 835,401,570 83,371,130 2,551,537,651 895,303,073
Affiliate securities, at value — — — —
Securities Lending Reinvestments, at value — — — —
Securities Lending Reinvestments - Repurchase Agreements, at
Value 26,882,847 4,018,219 — —
Cash 7,544,091 293,124 13,113,790 2,868,535
Cash segregated at broker* 502,125 33,297 — —
Foreign cash†† 3,929,400 213,878 — —
Unrealized appreciation on forward foreign currency contracts 186,041 14,476 — —
Receivables: — — — —
Dividends and interest 4,496,790 532,861 4,429,288 1,733,714
Securities lending income 33,919 4,103 — —
Capital shares issued — — 2,424,556 —
Securities sold — 30,123 97,256,370 90,807,535
Variation margin on futures contracts 79,675 39,925 — —
Total Assets 879,056,458 88,551,136 2,668,761,655 990,712,857
LIABILITIES
Unrealized depreciation on forward foreign currency contracts 60,322 418 — —
Payables:
Cash collateral received from securities loaned 26,882,847 4,018,219 — —
Deferred compensation (Note 7) 112,025 10,799 399,287 146,179
Investment advisory fees (Note 4) 323,762 32,105 331,408 124,619
Trustee fees (Note 7) 10,747 1,133 38,657 13,174
Securities purchased — — 111,132,655 93,169,009
Deferred non-US capital gains taxes 539,541 55,567 — —
Due to Shareholder — — — —
Variation margin on futures contracts — — — —
Capital shares redeemed — — — —
Other 45,500 3,500 — —
Total Liabilities 27,974,744 4,121,741 111,902,007 93,452,981
Net Assets $ 851,081,714 $ 84,429,395 $ 2,556,859,648 $ 897,259,876
NET ASSETS CONSIST OF:
Paid-in capital $ 869,322,804 $ 88,802,328 $ 2,709,712,775 $ 956,662,828
Distributable earnings (loss) (18,241,090) (4,372,933) (152,853,127) (59,402,952)
Net Assets
$ 851,081,714 $ 84,429,395 $ 2,556,859,648 $ 897,259,876
Shares Outstanding (unlimited number of shares authorized
$ 0.0001 par value) 29,400,001 2,400,001 105,454,000 37,050,001
Net Asset Value $ 28.95 $ 35.18 $ 24.25 $ 24.22
† Securities on loan, at value $ 105,778,278 $ 10,896,070 $ — $ —
†† Cost of foreign cash $ 3,916,813 $ 215,775 $ — $ —
*
Includes cash pledged by the Fund to cover margin requirements for open futures contracts as of 10/31/25.

Statements of Assets and Liabilities (cont.)
See Accompanying Notes to the Financial Statements.
7 FLEXSHARES ANNUAL REPORT
FlexShares ®
Disciplined
Duration MBS
Index Fund
FlexShares ®
Credit-Scored
US Corporate
Bond Index
Fund
FlexShares ®
Credit-Scored
US Long
Corporate
Bond Index
Fund
FlexShares ®
High Yield
Value-Scored
Bond Index
Fund
ASSETS
Securities, at cost $ 90,119,625 $ 624,450,509 $ 46,695,838 $ 1,216,014,225
Affiliate securities, at cost — — — —
Securities Lending Reinvestments, at cost — 134,175,642 — 286,386,156
Securities, at value† 88,135,942 635,374,005 46,980,407 1,217,459,849
Affiliate securities, at value — — — —
Securities Lending Reinvestments, at value — 21,003,000 — 44,005,564
Securities Lending Reinvestments - Repurchase Agreements, at
Value — 113,175,574 — 242,386,088
Cash 393,893 512,854 132,270 153,520
Cash segregated at broker — — — —
Foreign cash†† — — 15,523 194,620
Unrealized appreciation on forward foreign currency contracts — — — —
Receivables: — — — —
Dividends and interest 294,257 6,332,431 601,741 20,755,827
Securities lending income — 22,042 — 85,048
Capital shares issued — 46,778,985 4,365,058 16,388,466
Securities sold — — 38,683 73,682,399
Variation margin on futures contracts — — — —
Total Assets 88,824,092 823,198,891 52,133,682 1,615,111,381
LIABILITIES
Unrealized depreciation on forward foreign currency contracts — — — —
Payables:
Cash collateral received from securities loaned — 134,175,874 — 286,386,389
Deferred compensation (Note 7) 13,028 41,721 5,932 108,455
Investment advisory fees (Note 4) 13,458 66,846 5,383 355,803
Trustee fees (Note 7) 1,507 8,443 658 24,257
Securities purchased — 49,170,673 4,376,572 91,113,313
Deferred non-US capital gains taxes — — — —
Due to Authorized Participant — — — 493,732
Due to Shareholder — — 9,295 —
Variation margin on futures contracts — — — —
Capital shares redeemed — — — 6,144,668
Other 1,600 4,250 750 3,750
Total Liabilities 29,593 183,467,807 4,398,590 384,630,367
Net Assets $ 88,794,499 $ 639,731,084 $ 47,735,092 $ 1,230,481,014
NET ASSETS CONSIST OF:
Paid-in capital $ 106,092,586 $ 653,862,852 $ 62,058,334 $ 1,395,118,785
Distributable earnings (loss) (17,298,087) (14,131,768) (14,323,242) (164,637,771)
Net Assets
$ 88,794,499 $ 639,731,084 $ 47,735,092 $ 1,230,481,014
Shares Outstanding (unlimited number of shares authorized
$ 0.0001 par value) 4,250,001 13,000,001 1,100,001 30,050,001
Net Asset Value $ 20.89 $ 49.21 $ 43.40 $ 40.95
† Securities on loan, at value $ — $ 142,899,970 $ — $ 307,578,798
†† Cost of foreign cash $ — $ — $ 15,523 $ 194,620

Statements of Assets and Liabilities (cont.)
See Accompanying Notes to the Financial Statements.
FLEXSHARES ANNUAL REPORT 8
FlexShares ®
ESG &
Climate
Investment
Grade
Corporate
Core Index
Fund
FlexShares ®
Ultra-Short
Income Fund
FlexShares ®
Core Select
Bond Fund
ASSETS
Securities, at cost $ 39,946,676 $ 1,387,950,356 $ 90,815,962
Affiliate securities, at cost — — 53,210,600
Securities Lending Reinvestments, at cost — — 21,734,979
Securities, at value† 39,703,641 1,391,778,728 88,222,835
Affiliate securities, at value — — 54,026,645
Securities Lending Reinvestments, at value — — —
Securities Lending Reinvestments - Repurchase Agreements, at Value — — 21,734,979
Cash 859,105 157,100 2,709,337
Cash segregated at broker — — —
Foreign cash†† — — —
Unrealized appreciation on forward foreign currency contracts — — —
Receivables: — — —
Dividends and interest 461,036 9,771,595 —
Securities lending income — — 2,545
Securities sold 2,582,028 — —
Variation margin on futures contracts — — —
Total Assets 43,605,810 1,401,707,423 166,696,341
LIABILITIES
Unrealized depreciation on forward foreign currency contracts — — —
Payables:
Cash collateral received from securities loaned — — 21,734,979
Deferred compensation (Note 7) 2,721 113,945 18,134
Investment advisory fees (Note 4) 3,573 265,733 25,000
Trustee fees (Note 7) 796 20,948 2,509
Securities purchased 1,905,736 35,500,000 —
Deferred non-US capital gains taxes — — —
Due to Shareholder — — —
Variation margin on futures contracts — — 2,645
Capital shares redeemed — — —
Other 250 — —
Total Liabilities 1,913,076 35,900,626 21,783,267
Net Assets $ 41,692,734 $ 1,365,806,797 $ 144,913,074
NET ASSETS CONSIST OF:
Paid-in capital $ 50,185,970 $ 1,356,935,660 $ 166,585,948
Distributable earnings (loss) (8,493,236) 8,871,137 (21,672,874)
Net Assets
$ 41,692,734 $ 1,365,806,797 $ 144,913,074
Shares Outstanding (unlimited number of shares authorized
$ 0.0001 par value) 1,000,000 18,060,001 6,425,001
Net Asset Value $ 41.69 $ 75.63 $ 22.55
† Securities on loan, at value $ — $ — $ 26,417,259
†† Cost of foreign cash $ — $ — $ —

9 FLEXSHARES ANNUAL REPORT
See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares® Trust
FlexShares
®
Trust
Statements of Operations
October 31, 2025
t
FlexShares
®
US Quality Low
Volatility Index
Fund
FlexShares
®
Developed
Markets ex-US
Quality Low
Volatility Index
Fund
FlexShares
®
Emerging
Markets Quality
Low Volatility
Index Fund
FlexShares
®
Morningstar US
Market Factor
Tilt Index Fund
INVESTMENT INCOME
Dividend income $ 2,392,017 $ 1,704,260 $ 460,622 $ 26,027,916
Income from non-cash dividends — — — —
Dividend income received from affiliate — — — 18,660
Interest income 3,829 — — —
Securities lending income (net of fees) (Note 2) 12,176 12,325 — 489,320
Foreign withholding tax on dividends (10,411) (111,693) (48,735) (12,918)
Foreign withholding tax on interest — — — —
Total Investment Income 2,397,611 1,604,892 411,887 26,522,978
EXPENSES
Deferred compensation (Note 7) 1,301 463 127 17,107
Investment advisory fees 124,160 74,248 27,897 4,298,789
Trustee fees (Note 7) 9,478 3,677 974 133,300
Tax Services Expense (Note 4) — 15,096 — —
Other expenses (Note 4) 1,386 537 137 17,238
Total Gross Expenses Before Fees Reimbursed 136,325 94,021 29,135 4,466,434
Less:
Investment advisory fees reimbursed (Note 4) (5,510) (17,218) (576) (81,556)
Total Net Expenses   130,815 76,803 28,559 4,384,878
Net Investment Income (Loss) 2,266,796 1,528,089 383,328 22,138,100
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities of affiliated issuers — — — 14,332
Transactions in investment securities (2,983,721) 505,284 114,166
(1)
(5,442,999)
In-kind redemptions on investments in affiliated securities — — — 20,805
In-kind redemptions on investments in securities 12,286,469 1,875,948 — 93,432,313
Expiration or closing of futures contracts 131,995 88,189 28,766 1,586,852
Settlement of forward foreign currency contracts — (8,825) 1,092 —
Foreign currency transactions — 7,317 (11,022) —
Net Realized Gain (Loss)
9,434,743 2,467,913 133,002 89,611,303
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities 3,047,266 2,845,756 1,783,323
(2)
177,344,728
(3)
Securities lending — — — (4,697)
Futures contracts 56,268 25,480 2,290 112,967
Forward foreign currency contracts — 2,559 48 —
Translation of other assets and liabilities denominated in
foreign currencies — 22,734 801 —
Net Change in Unrealized Appreciation (Depreciation) 3,103,534 2,896,529 1,786,462 177,452,998
Net Realized and Unrealized Gain (Loss) 12,538,277 5,364,442 1,919,464 267,064,301
Net Increase (Decrease) in Net Assets Resulting from
Operations $ 14,805,073 $ 6,892,531 $ 2,302,792 $ 289,202,401
(1)
Net of non-US capital gains tax of $7,507.
(2)
Net of deferred non-US capital gains tax of ($14,465).
(3)
Includes $134,130 change in unrealized appreciation on investments in affiliates.

See Accompanying Notes to the Financial Statements.
FLEXSHARES ANNUAL REPORT 10
FlexShares Trust
Statements of Operations
Statements of Operations (cont.)
FlexShares
®
Morningstar
Developed
Markets ex-US
Factor Tilt Index
Fund
FlexShares
®
Morningstar
Emerging
Markets Factor
Tilt Index Fund
FlexShares
®
US Quality
Large Cap Index
Fund
FlexShares
®
STOXX
®
US ESG
Select Index
Fund
INVESTMENT INCOME
Dividend income $ 18,394,579 $ 9,723,131 $ 6,262,296 $ 1,834,937
Income from non-cash dividends — — — —
Dividend income received from affiliate — — — —
Interest income — 424 — —
Securities lending income (net of fees) (Note 2) 326,687 199,303 16,764 4,300
Foreign withholding tax on dividends (1,728,291) (907,882) (3,097) (800)
Foreign withholding tax on interest — — — —
Total Investment Income 16,992,975 9,014,976 6,275,963 1,838,437
EXPENSES
Deferred compensation (Note 7) 4,603 2,537 3,784 1,400
Investment advisory fees 1,927,843 1,497,957 1,134,266 417,335
Trustee fees (Note 7) 36,453 20,044 34,252 9,480
Other expenses (Note 4) 40,997 5,848 4,118 1,368
Total Gross Expenses Before Fees Reimbursed 2,009,896 1,526,386 1,176,420 429,583
Less:
Investment advisory fees reimbursed (Note 4) (56,627) (14,814) (19,135) (5,673)
Total Net Expenses   1,953,269 1,511,572 1,157,285 423,910
Net Investment Income (Loss) 15,039,706 7,503,404 5,118,678 1,414,527
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities of affiliated issuers — — — —
Transactions in investment securities 15,472,772 (6,335,212)
(1)
(3,732,672) (3,126,837)
In-kind redemptions on investments in affiliated securities — — — —
In-kind redemptions on investments in securities 3,577,074 886,558 16,410,574 22,251,761
Expiration or closing of futures contracts 1,024,852 1,084,310 344,168 85,444
Settlement of forward foreign currency contracts (23,006) (23,469) — —
Foreign currency transactions (39,521) (39,241) — —
Net Realized Gain (Loss)
20,012,171 (4,427,054) 13,022,070 19,210,368
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities 92,161,847 53,238,840
(2)
99,562,549 2,046,820
(3)
Securities lending — — — —
Futures contracts 545,993 177,457 944,198 33,797
Forward foreign currency contracts 7,415 (2,064) — —
Translation of other assets and liabilities denominated in
foreign currencies 138,185 55,047 — —
Net Change in Unrealized Appreciation (Depreciation) 92,853,440 53,469,280 100,506,747 2,080,617
Net Realized and Unrealized Gain (Loss) 112,865,611 49,042,226 113,528,817 21,290,985
Net Increase (Decrease) in Net Assets Resulting from
Operations $ 127,905,317 $ 56,545,630 $ 118,647,495 $ 22,705,512
(1)
Net of non-US capital gains tax of $899,177.
(2)
Net of deferred non-US capital gains tax of ($811,845).
(3)
Includes $(934) change in unrealized depreciation on investments in affiliates.

See Accompanying Notes to the Financial Statements.
11 FLEXSHARES ANNUAL REPORT
FlexShares Trust
Statements of Operations
Statements of Operations (cont.)
FlexShares
®
STOXX
®
Global
ESG Select
Index Fund
FlexShares
®
ESG & Climate
US Large Cap
Core Index Fund
FlexShares
®
ESG & Climate
Developed
Markets ex-
US Core Index
Fund
FlexShares
®
Morningstar
Global
Upstream
Natural
Resources
Index Fund
INVESTMENT INCOME
Dividend income $ 1,927,249 $ 944,210 $ 1,722,586 $ 175,319,799
Income from non-cash dividends — — 80,205 8,974,563
Dividend income received from affiliate — — — —
Interest income — 1,827 — —
Securities lending income (net of fees) (Note 2) 8,535 2,231 14,891 778,936
Foreign withholding tax on dividends (97,519) — (143,222) (6,414,445)
Foreign withholding tax on interest — — — —
Total Investment Income 1,838,265 948,268 1,674,460 178,658,853
EXPENSES
Deferred compensation (Note 7) 1,097 694 528 51,255
Investment advisory fees 415,977 63,740 67,327 23,051,838
Trustee fees (Note 7) 7,039 5,639 4,296 364,284
Tax Services Expense (Note 4) 20,725 — 15,079 —
Other expenses (Note 4) 1,092 682 571 86,004
Total Gross Expenses Before Fees Reimbursed 445,930 70,755 87,801 23,553,381
Less:
Investment advisory fees reimbursed (Note 4) (24,889) (3,519) (17,698) (250,907)
Total Net Expenses   421,041 67,236 70,103 23,302,474
Net Investment Income (Loss) 1,417,224 881,032 1,604,357 155,356,379
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities of affiliated issuers — — — —
Transactions in investment securities 1,047,602 (1,008,025) (330,779) (191,363,853)
In-kind redemptions on investments in affiliated securities — — — —
In-kind redemptions on investments in securities 25,444,078 6,651,936 2,241,698 200,168,934
Expiration or closing of futures contracts 80,801 66,148 65,359 5,507,580
Settlement of forward foreign currency contracts (3,656) — (5,329) 58,042
Foreign currency transactions 2,266 — 2,776 (828,199)
Net Realized Gain (Loss)
26,571,091 5,710,059 1,973,725 13,542,504
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities (8,273,097) 5,065,293 5,690,543 373,083,137
(1)
Securities lending — — — (5,951)
Futures contracts 36,247 7,706 40,317 238,058
Forward foreign currency contracts (9,419) — (1,911) (86,433)
Translation of other assets and liabilities denominated in
foreign currencies 17,034 — 14,902 519,112
Net Change in Unrealized Appreciation (Depreciation) (8,229,235) 5,072,999 5,743,851 373,747,923
Net Realized and Unrealized Gain (Loss) 18,341,856 10,783,058 7,717,576 387,290,427
Net Increase (Decrease) in Net Assets Resulting from
Operations $ 19,759,080 $ 11,664,090 $ 9,321,933 $ 542,646,806
(1)
Net of deferred non-US capital gains tax of $541,525.

See Accompanying Notes to the Financial Statements.
FLEXSHARES ANNUAL REPORT 12
FlexShares Trust
Statements of Operations
Statements of Operations (cont.)
FlexShares
®
STOXX
®
Global Broad
Infrastructure
Index Fund
FlexShares
®
Global Quality
Real Estate
Index Fund
FlexShares
®
Quality Dividend
Index Fund
FlexShares
®
Quality Dividend
Defensive Index
Fund
INVESTMENT INCOME
Dividend income $ 81,008,747 $ 14,328,167 $ 41,035,640 $ 9,486,080
Income from non-cash dividends — — — —
Dividend income received from affiliate — — — —
Interest income — — — —
Securities lending income (net of fees) (Note 2) 784,356 116,354 210,423 35,731
Foreign withholding tax on dividends (5,151,677) (560,497) (43,210) (8,512)
Foreign withholding tax on interest — — — —
Total Investment Income 76,641,426 13,884,024 41,202,853 9,513,299
EXPENSES
Deferred compensation (Note 7) 24,429 3,946 18,361 4,119
Investment advisory fees 12,192,446 1,776,826 6,871,240 1,588,706
Trustee fees (Note 7) 196,786 32,473 143,661 33,203
Other expenses (Note 4) 47,585 22,000 18,637 4,268
Total Gross Expenses Before Fees Reimbursed 12,461,246 1,835,245 7,051,899 1,630,296
Less:
Investment advisory fees reimbursed (Note 4) (139,001) (39,096) (87,098) (19,945)
Total Net Expenses   12,322,245 1,796,149 6,964,801 1,610,351
Net Investment Income (Loss) 64,319,181 12,087,875 34,238,052 7,902,948
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities of affiliated issuers — — — —
Transactions in investment securities (23,844,868)
(1)
7,301,115 (62,639,607) (5,466,746)
In-kind redemptions on investments in affiliated securities — — — —
In-kind redemptions on investments in securities 60,134,956 8,901,516 163,723,498 31,552,299
Expiration or closing of futures contracts 3,925,397 283,372 1,209,674 541,418
Settlement of forward foreign currency contracts (101,374) (95,480) — —
Foreign currency transactions (223,832) 66,160 — —
Net Realized Gain (Loss)
39,890,279 16,456,683 102,293,565 26,626,971
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities 178,670,938
(2)
(14,155,063) 140,941,631 30,313,095
Securities lending 2,757 — (1,859) —
Futures contracts 679,000 (96,847) 257,015 131,725
Forward foreign currency contracts 63,992 22,280 — —
Translation of other assets and liabilities denominated in
foreign currencies 332,997 61,152 — —
Net Change in Unrealized Appreciation (Depreciation) 179,749,684 (14,168,478) 141,196,787 30,444,820
Net Realized and Unrealized Gain (Loss) 219,639,963 2,288,205 243,490,352 57,071,791
Net Increase (Decrease) in Net Assets Resulting from
Operations $ 283,959,144 $ 14,376,080 $ 277,728,404 $ 64,974,739
(1)
Net of non-US capital gains tax of $576,809.
(2)
Net of deferred non-US capital gains tax of $1,418,094.

See Accompanying Notes to the Financial Statements.
13 FLEXSHARES ANNUAL REPORT
FlexShares Trust
Statements of Operations
Statements of Operations (cont.)
FlexShares
®
International
Quality Dividend
Index Fund
FlexShares
®
International
Quality Dividend
Dynamic Index
Fund
FlexShares
®
iBoxx 3-Year
Target Duration
TIPS Index Fund
FlexShares
®
iBoxx 5-Year
Target Duration
TIPS Index Fund
INVESTMENT INCOME
Dividend income $ 36,665,415 $ 3,701,976 $ — $ —
Income from non-cash dividends — — — —
Dividend income received from affiliate — — — —
Interest income — — 109,517,417 37,077,352
Securities lending income (net of fees) (Note 2) 288,132 38,674 3,827 2,717
Foreign withholding tax on dividends (3,669,909) (367,538) — —
Foreign withholding tax on interest — — — —
Total Investment Income 33,283,638 3,373,112 109,521,244 37,080,069
EXPENSES
Deferred compensation (Note 7) 6,156 661 20,927 7,484
Investment advisory fees 3,214,909 331,093 4,251,326 1,444,760
Trustee fees (Note 7) 51,396 5,180 179,567 59,428
Tax Services Expense (Note 4) — 20,091 — —
Other expenses (Note 4) 59,737 721 24,117 8,084
Total Gross Expenses Before Fees Reimbursed 3,332,198 357,746 4,475,937 1,519,756
Less:
Investment advisory fees reimbursed (Note 4) (82,312) (23,042) (108,644) (35,561)
Total Net Expenses   3,249,886 334,704 4,367,293 1,484,195
Net Investment Income (Loss) 30,033,752 3,038,408 105,153,951 35,595,874
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities of affiliated issuers — — — —
Transactions in investment securities 36,179,838
(1)
3,018,055
(2)
12,100,870 (6,017,628)
In-kind redemptions on investments in affiliated securities — — — —
In-kind redemptions on investments in securities — 511,276 6,933,473 1,681,270
Expiration or closing of futures contracts 1,572,618 134,684 — —
Settlement of forward foreign currency contracts 58,990 (18,068) — —
Foreign currency transactions (132,511) (13,264) — —
Net Realized Gain (Loss)
37,678,935 3,632,683 19,034,343 (4,336,358)
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities 85,856,252
(3)
10,556,670
(4)
21,748,836 23,661,706
Securities lending — — — —
Futures contracts 587,489 44,483 — —
Forward foreign currency contracts (68,379) 3,208 — —
Translation of other assets and liabilities denominated in
foreign currencies 233,020 25,491 — —
Net Change in Unrealized Appreciation (Depreciation) 86,608,382 10,629,852 21,748,836 23,661,706
Net Realized and Unrealized Gain (Loss) 124,287,317 14,262,535 40,783,179 19,325,348
Net Increase (Decrease) in Net Assets Resulting from
Operations $ 154,321,069 $ 17,300,943 $ 145,937,130 $ 54,921,222
(1)
Net of non-US capital gains tax of $234,654.
(2)
Net of non-US capital gains tax of $45,332.
(3)
Net of deferred non-US capital gains tax of ($319,630).
(4)
Net of deferred non-US capital gains tax of ($46,136).

See Accompanying Notes to the Financial Statements.
FLEXSHARES ANNUAL REPORT 14
FlexShares Trust
Statements of Operations
Statements of Operations (cont.)
FlexShares
®
Disciplined
Duration MBS
Index Fund
FlexShares
®
Credit-Scored
US Corporate
Bond Index
Fund
FlexShares
®
Credit-Scored
US Long
Corporate Bond
Index Fund
FlexShares
®
High Yield
Value-Scored
Bond Index
Fund
INVESTMENT INCOME
Dividend income $ — $ — $ — $ —
Income from non-cash dividends — — — —
Dividend income received from affiliate — — — —
Interest income 3,480,540 25,875,185 2,292,629 103,726,416
Securities lending income (net of fees) (Note 2) — 153,543 — 648,221
Foreign withholding tax on dividends — — — —
Foreign withholding tax on interest — — — (27,684)
Total Investment Income 3,480,540 26,028,728 2,292,629 104,346,953
EXPENSES
Deferred compensation (Note 7) 876 4,794 419 14,064
Investment advisory fees 172,564 774,108 59,621 4,956,842
Trustee fees (Note 7) 6,876 40,917 3,192 106,214
Other expenses (Note 4) 870 5,157 383 13,851
Total Gross Expenses Before Fees Reimbursed 181,186 824,976 63,615 5,090,971
Less:
Investment advisory fees reimbursed (Note 4) (4,389) (25,531) (2,049) (68,604)
Total Net Expenses   176,797 799,445 61,566 5,022,367
Net Investment Income (Loss) 3,303,743 25,229,283 2,231,063 99,324,586
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities of affiliated issuers — — — —
Transactions in investment securities (636,494) 955,729 (952,530) (3,781,500)
In-kind redemptions on investments in affiliated securities — — — —
In-kind redemptions on investments in securities — 1,851,031 (566,419) 10,432,076
Expiration or closing of futures contracts — — — —
Settlement of forward foreign currency contracts — — — —
Foreign currency transactions — — — —
Net Realized Gain (Loss)
(636,494) 2,806,760 (1,518,949) 6,650,576
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities 2,439,786 8,492,161 968,743 (15,171,897)
Securities lending — 2,932 — 5,496
Futures contracts — — — —
Forward foreign currency contracts — — — —
Translation of other assets and liabilities denominated in
foreign currencies — — — —
Net Change in Unrealized Appreciation (Depreciation) 2,439,786 8,495,093 968,743 (15,166,401)
Net Realized and Unrealized Gain (Loss) 1,803,292 11,301,853 (550,206) (8,515,825)
Net Increase (Decrease) in Net Assets Resulting from
Operations $ 5,107,035 $ 36,531,136 $ 1,680,857 $ 90,808,761

See Accompanying Notes to the Financial Statements.
15 FLEXSHARES ANNUAL REPORT
FlexShares Trust
Statements of Operations
Statements of Operations (cont.)
FlexShares
®
ESG & Climate
Investment
Grade
Corporate Core
Index Fund
FlexShares
®
Ultra-Short
Income Fund
FlexShares
®
Core Select
Bond Fund
INVESTMENT INCOME
Dividend income $ — $ — $ 3,901,202
Income from non-cash dividends — — —
Dividend income received from affiliate — — 2,232,633
Interest income 2,215,851 62,227,242 14,104
Securities lending income (net of fees) (Note 2) — — 22,134
Foreign withholding tax on dividends — — —
Foreign withholding tax on interest — — —
Total Investment Income 2,215,851 62,227,242 6,170,073
EXPENSES
Deferred compensation (Note 7) 459 11,874 1,501
Investment advisory fees 53,830 3,151,031 503,383
Trustee fees (Note 7) 3,649 95,544 10,890
Other expenses (Note 4) 456 12,767 1,485
Total Gross Expenses Before Fees Reimbursed 58,394 3,271,216 517,259
Less:
Investment advisory fees reimbursed (Note 4) (2,366) (58,403) (300,484)
Total Net Expenses   56,028 3,212,813 216,775
Net Investment Income (Loss) 2,159,823 59,014,429 5,953,298
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities of affiliated issuers — — —
Transactions in investment securities (116,252) 608,285 284,185
In-kind redemptions on investments in affiliated securities — — 363,559
In-kind redemptions on investments in securities (187,636) 145,513 (354,527)
Expiration or closing of futures contracts — — 160,934
Settlement of forward foreign currency contracts — — —
Foreign currency transactions — — —
Net Realized Gain (Loss)
(303,888) 753,798 454,151
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities 865,220 1,790,688 1,792,340
(1)
Securities lending — — —
Futures contracts — — 97,414
Forward foreign currency contracts — — —
Translation of other assets and liabilities denominated in foreign currencies — — —
Net Change in Unrealized Appreciation (Depreciation) 865,220 1,790,688 1,889,754
Net Realized and Unrealized Gain (Loss) 561,332 2,544,486 2,343,905
Net Increase (Decrease) in Net Assets Resulting from Operations $ 2,721,155 $ 61,558,915 $ 8,297,203
(1)
Includes $379,303 change in unrealized appreciation on investments in affiliates.

FLEXSHARES ANNUAL REPORT 16
FlexShares
®
Trust
Statements of Changes in Net Assets
See Accompanying Notes to the Financial Statements.
FlexShares
®
US Quality Low
Volatility Index Fund
FlexShares
®
Developed
Markets ex-US Quality Low
Volatility Index Fund
Year Ended
October 31,
2025
Year Ended
October 31,
2024
Year Ended
October 31,
2025
Year Ended
October 31,
2024
OPERATIONS
Net investment income (loss)
$ 2,266,796 $ 2,871,602 $ 1,528,089 $ 1,444,489
Net realized gain (loss)
9,434,743 32,825,548 2,467,913 4,487,674
Net change in unrealized appreciation (depreciation)
3,103,534 10,022,085 2,896,529 5,245,762
Net Increase (Decrease) in Net Assets Resulting from
Operations
14,805,073 45,719,235 6,892,531 11,177,925
DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings
(2,280,063) (2,905,706) (1,456,393) (1,713,324)
Total distributions (2,280,063) (2,905,706) (1,456,393) (1,713,324)
CAPITAL TRANSACTIONS
(1)
Proceeds from shares issued
51,551,403 26,310,486 16,481,581 2,669,712
Cost of shares redeemed
(50,637,003) (123,176,994) (8,711,764) (31,420,365)
Net Increase (Decrease) from Capital Transactions 914,400 (96,866,508) 7,769,817 (28,750,653)
Total Increase (Decrease) in Net Assets 13,439,410 (54,052,979) 13,205,955 (19,286,052)
NET ASSETS
Beginning of Period
$ 130,951,641 $ 185,004,620 $ 46,977,299 $ 66,263,351
End of Period $ 144,391,051 $ 130,951,641 $ 60,183,254 $ 46,977,299
SHARE TRANSACTIONS
Beginning of period
2,000,001 3,600,001 1,700,001 2,800,001
Shares issued
— — 100,000 —
Shares issued in-kind
775,000 425,000 450,000 100,000
Shares redeemed
— — — —
Shares redeemed in-kind
(750,000) (2,025,000) (300,000) (1,200,000)
Shares Outstanding, End of Period 2,025,001 2,000,001 1,950,001 1,700,001
(1)
Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See
Note 9 to the Financial Statements.

Statements of Changes in Net Assets (cont.)
See Accompanying Notes to the Financial Statements.
17 FLEXSHARES ANNUAL REPORT
FlexShares
®
Emerging Markets
Quality Low Volatility Index
Fund
FlexShares
®
Morningstar US
Market Factor Tilt Index Fund
Year Ended
October 31,
2025
Year Ended
October 31,
2024
Year Ended
October 31,
2025
Year Ended
October 31,
2024
OPERATIONS
Net investment income (loss)
$ 383,328 $ 392,947 $ 22,138,100 $ 22,653,818
Net realized gain (loss)
133,002 273,657 89,611,303 110,294,683
Net change in unrealized appreciation (depreciation)
1,786,462 2,434,527 177,452,998 337,528,208
Net Increase (Decrease) in Net Assets Resulting from
Operations
2,302,792 3,101,131 289,202,401 470,476,709
DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings
(505,420) (177,236) (21,409,339) (22,568,102)
Total distributions (505,420) (177,236) (21,409,339) (22,568,102)
CAPITAL TRANSACTIONS
(1)
Proceeds from shares issued
— 6,915,656 43,502,985 70,642,289
Cost of shares redeemed
— (9,658,453) (153,821,759) (164,722,616)
Net Increase (Decrease) from Capital Transactions — (2,742,797) (110,318,774) (94,080,327)
Total Increase (Decrease) in Net Assets 1,797,372 181,098 157,474,288 353,828,280
NET ASSETS
Beginning of Period
$ 13,160,944 $ 12,979,846 $ 1,689,839,341 $ 1,336,011,061
End of Period $ 14,958,316 $ 13,160,944 $ 1,847,313,629 $ 1,689,839,341
SHARE TRANSACTIONS
Beginning of period
500,001 600,001 8,000,001 8,500,001
Shares issued
— — — —
Shares issued in-kind
— 300,000 200,000 350,000
Shares redeemed
— — — —
Shares redeemed in-kind
— (400,000) (700,000) (850,000)
Shares Outstanding, End of Period 500,001 500,001 7,500,001 8,000,001
(1)
Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See
Note 9 to the Financial Statements.

Statements of Changes in Net Assets (cont.)
See Accompanying Notes to the Financial Statements.
FLEXSHARES ANNUAL REPORT 18
FlexShares
®
Morningstar
Developed Markets ex-US
Factor Tilt Index Fund
FlexShares
®
Morningstar
Emerging Markets Factor Tilt
Index Fund
Year Ended
October 31,
2025
Year Ended
October 31,
2024
Year Ended
October 31,
2025
Year Ended
October 31,
2024
OPERATIONS
Net investment income (loss)
$ 15,039,706 $ 14,569,751 $ 7,503,404 $ 6,664,069
Net realized gain (loss)
20,012,171 21,781,749 (4,427,054) 3,717,313
Net change in unrealized appreciation (depreciation)
92,853,440 69,242,436 53,469,280 40,328,900
Net Increase (Decrease) in Net Assets Resulting from
Operations
127,905,317 105,593,936 56,545,630 50,710,282
DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings
(18,109,933) (17,837,359) (11,105,735) (7,167,368)
Total distributions (18,109,933) (17,837,359) (11,105,735) (7,167,368)
CAPITAL TRANSACTIONS
(1)
Proceeds from shares issued
16,574,948 — — 24,499,755
Cost of shares redeemed
(13,963,392) (100,297,371) (27,979,893) (10,068,658)
Net Increase (Decrease) from Capital Transactions 2,611,556 (100,297,371) (27,979,893) 14,431,097
Total Increase (Decrease) in Net Assets 112,406,940 (12,540,794) 17,460,002 57,974,011
NET ASSETS
Beginning of Period
$ 456,698,031 $ 469,238,825 $ 276,697,536 $ 218,723,525
End of Period $ 569,104,971 $ 456,698,031 $ 294,157,538 $ 276,697,536
SHARE TRANSACTIONS
Beginning of period
6,400,001 7,800,001 5,000,001 4,700,001
Shares issued
— — — —
Shares issued in-kind
200,000 — — 500,000
Shares redeemed
— — — —
Shares redeemed in-kind
(200,000) (1,400,000) (500,000) (200,000)
Shares Outstanding, End of Period 6,400,001 6,400,001 4,500,001 5,000,001
(1)
Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See
Note 9 to the Financial Statements.

Statements of Changes in Net Assets (cont.)
See Accompanying Notes to the Financial Statements.
19 FLEXSHARES ANNUAL REPORT
FlexShares
®
US Quality Large
Cap Index Fund
FlexShares
®
STOXX
®
US ESG
Select Index Fund
Year Ended
October 31,
2025
Year Ended
October 31,
2024
Year Ended
October 31,
2025
Year Ended
October 31,
2024
OPERATIONS
Net investment income (loss)
$ 5,118,678 $ 2,591,811 $ 1,414,527 $ 2,174,114
Net realized gain (loss)
13,022,070 12,242,260 19,210,368 28,747,850
Net change in unrealized appreciation (depreciation)
100,506,747 48,883,779 2,080,617 18,945,125
Net Increase (Decrease) in Net Assets Resulting from
Operations
118,647,495 63,717,850 22,705,512 49,867,089
DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings
(4,719,430) (2,312,763) (1,483,063) (2,244,471)
Total distributions (4,719,430) (2,312,763) (1,483,063) (2,244,471)
CAPITAL TRANSACTIONS
(1)
Proceeds from shares issued
293,383,939 167,768,433 28,498,668 29,330,291
Cost of shares redeemed
(47,657,482) (45,284,541) (73,790,837) (90,655,132)
Net Increase (Decrease) from Capital Transactions 245,726,457 122,483,892 (45,292,169) (61,324,841)
Total Increase (Decrease) in Net Assets 359,654,522 183,888,979 (24,069,720) (13,702,223)
NET ASSETS
Beginning of Period
$ 330,694,871 $ 146,805,892 $ 153,222,525 $ 166,924,748
End of Period $ 690,349,393 $ 330,694,871 $ 129,152,805 $ 153,222,525
SHARE TRANSACTIONS
Beginning of period
5,125,001 3,150,001 1,150,001 1,625,001
Shares issued
— — — —
Shares issued in-kind
4,225,000 2,725,000 200,000 250,000
Shares redeemed
— — — —
Shares redeemed in-kind
(700,000) (750,000) (525,000) (725,000)
Shares Outstanding, End of Period 8,650,001 5,125,001 825,001 1,150,001
(1)
Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See
Note 9 to the Financial Statements.

Statements of Changes in Net Assets (cont.)
See Accompanying Notes to the Financial Statements.
FLEXSHARES ANNUAL REPORT 20
FlexShares
®
STOXX
®
Global
ESG Select Index Fund
FlexShares
®
ESG & Climate US
Large Cap Core Index Fund
Year Ended
October 31,
2025
Year Ended
October 31,
2024
Year Ended
October 31,
2025
Year Ended
October 31,
2024
OPERATIONS
Net investment income (loss)
$ 1,417,224 $ 2,753,512 $ 881,032 $ 687,502
Net realized gain (loss)
26,571,091 29,026,371 5,710,059 2,352,684
Net change in unrealized appreciation (depreciation)
(8,229,235) 11,439,237 5,072,999 11,169,595
Net Increase (Decrease) in Net Assets Resulting from
Operations
19,759,080 43,219,120 11,664,090 14,209,781
DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings
(1,672,273) (3,017,204) (873,848) (672,843)
Total distributions (1,672,273) (3,017,204) (873,848) (672,843)
CAPITAL TRANSACTIONS
(1)
Proceeds from shares issued
18,179,087 8,071,815 28,665,444 28,210,147
Cost of shares redeemed
(73,532,009) (62,156,283) (24,518,221) (10,281,256)
Net Increase (Decrease) from Capital Transactions (55,352,922) (54,084,468) 4,147,223 17,928,891
Total Increase (Decrease) in Net Assets (37,266,115) (13,882,552) 14,937,465 31,465,829
NET ASSETS
Beginning of Period
$ 137,933,068 $ 151,815,620 $ 68,361,715 $ 36,895,886
End of Period $ 100,666,953 $ 137,933,068 $ 83,299,180 $ 68,361,715
SHARE TRANSACTIONS
Beginning of period
825,001 1,150,001 1,075,000 775,000
Shares issued
25,000 — — —
Shares issued in-kind
75,000 50,000 425,000 475,000
Shares redeemed
— — — —
Shares redeemed in-kind
(425,000) (375,000) (375,000) (175,000)
Shares Outstanding, End of Period 500,001 825,001 1,125,000 1,075,000
(1)
Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See
Note 9 to the Financial Statements.

Statements of Changes in Net Assets (cont.)
See Accompanying Notes to the Financial Statements.
21 FLEXSHARES ANNUAL REPORT
FlexShares
®
ESG & Climate
Developed Markets ex-US Core
Index Fund
FlexShares
®
Morningstar
Global Upstream Natural
Resources Index Fund
Year Ended
October 31,
2025
Year Ended
October 31,
2024
Year Ended
October 31,
2025
Year Ended
October 31,
2024
OPERATIONS
Net investment income (loss)
$ 1,604,357 $ 1,447,299 $ 155,356,379 $ 184,931,950
Net realized gain (loss)
1,973,725 (56,109) 13,542,504 301,524,279
Net change in unrealized appreciation (depreciation)
5,743,851 8,280,692 373,747,923 (33,787,940)
Net Increase (Decrease) in Net Assets Resulting from
Operations
9,321,933 9,671,882 542,646,806 452,668,289
DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings
(1,577,844) (1,430,345) (162,483,723) (212,052,958)
Total distributions (1,577,844) (1,430,345) (162,483,723) (212,052,958)
CAPITAL TRANSACTIONS
(1)
Proceeds from shares issued
17,580,080 9,594,813 370,385,506 299,759,719
Cost of shares redeemed
(10,010,441) — (1,134,649,561) (1,806,982,481)
Net Increase (Decrease) from Capital Transactions 7,569,639 9,594,813 (764,264,055) (1,507,222,762)
Total Increase (Decrease) in Net Assets 15,313,728 17,836,350 (384,100,972) (1,266,607,431)
NET ASSETS
Beginning of Period
$ 55,320,556 $ 37,484,206 $ 5,658,678,617 $ 6,925,286,048
End of Period $ 70,634,284 $ 55,320,556 $ 5,274,577,645 $ 5,658,678,617
SHARE TRANSACTIONS
Beginning of period
1,100,000 900,000 142,250,001 179,600,001
Shares issued
— — — —
Shares issued in-kind
325,000 200,000 8,850,000 7,250,000
Shares redeemed
— — — —
Shares redeemed in-kind
(200,000) — (29,650,000) (44,600,000)
Shares Outstanding, End of Period 1,225,000 1,100,000 121,450,001 142,250,001
(1)
Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See
Note 9 to the Financial Statements.

Statements of Changes in Net Assets (cont.)
See Accompanying Notes to the Financial Statements.
FLEXSHARES ANNUAL REPORT 22
FlexShares
®
STOXX
®
Global
Broad Infrastructure Index
Fund
FlexShares
®
Global Quality
Real Estate Index Fund
Year Ended
October 31,
2025
Year Ended
October 31,
2024
Year Ended
October 31,
2025
Year Ended
October 31,
2024
OPERATIONS
Net investment income (loss)
$ 64,319,181 $ 62,430,144 $ 12,087,875 $ 11,275,743
Net realized gain (loss)
39,890,279 8,945,584 16,456,683 (6,828,949)
Net change in unrealized appreciation (depreciation)
179,749,684 393,057,583 (14,168,478) 74,814,940
Net Increase (Decrease) in Net Assets Resulting from
Operations
283,959,144 464,433,311 14,376,080 79,261,734
DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings
(78,596,911) (58,385,424) (16,246,826) (8,255,496)
Total distributions (78,596,911) (58,385,424) (16,246,826) (8,255,496)
CAPITAL TRANSACTIONS
(1)
Proceeds from shares issued
584,157,186 194,360,935 40,366,962 78,683,364
Cost of shares redeemed
(271,977,377) (147,354,853) (68,707,202) (8,207,678)
Net Increase (Decrease) from Capital Transactions 312,179,809 47,006,082 (28,340,240) 70,475,686
Total Increase (Decrease) in Net Assets 517,542,042 453,053,969 (30,210,986) 141,481,924
NET ASSETS
Beginning of Period
$ 2,478,235,432 $ 2,025,181,463 $ 386,155,255 $ 244,673,331
End of Period $ 2,995,777,474 $ 2,478,235,432 $ 355,944,269 $ 386,155,255
SHARE TRANSACTIONS
Beginning of period
43,000,001 42,400,001 6,450,001 5,200,001
Shares issued
— — — —
Shares issued in-kind
9,650,000 3,350,000 700,000 1,400,000
Shares redeemed
— — — —
Shares redeemed in-kind
(4,850,000) (2,750,000) (1,150,000) (150,000)
Shares Outstanding, End of Period 47,800,001 43,000,001 6,000,001 6,450,001
(1)
Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See
Note 9 to the Financial Statements.

Statements of Changes in Net Assets (cont.)
See Accompanying Notes to the Financial Statements.
23 FLEXSHARES ANNUAL REPORT
FlexShares
®
Quality Dividend
Index Fund
FlexShares
®
Quality Dividend
Defensive Index Fund
Year Ended
October 31,
2025
Year Ended
October 31,
2024
Year Ended
October 31,
2025
Year Ended
October 31,
2024
OPERATIONS
Net investment income (loss)
$ 34,238,052 $ 35,537,888 $ 7,902,948 $ 7,561,434
Net realized gain (loss)
102,293,565 154,704,252 26,626,971 36,737,246
Net change in unrealized appreciation (depreciation)
141,196,787 283,307,154 30,444,820 63,176,943
Net Increase (Decrease) in Net Assets Resulting from
Operations
277,728,404 473,549,294 64,974,739 107,475,623
DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings
(34,270,260) (35,466,391) (7,682,070) (7,574,384)
Total distributions (34,270,260) (35,466,391) (7,682,070) (7,574,384)
CAPITAL TRANSACTIONS
(1)
Proceeds from shares issued
505,520,246 487,284,188 110,322,330 83,216,409
Cost of shares redeemed
(597,541,486) (552,826,719) (92,548,278) (92,478,603)
Net Increase (Decrease) from Capital Transactions (92,021,240) (65,542,531) 17,774,052 (9,262,194)
Total Increase (Decrease) in Net Assets 151,436,904 372,540,372 75,066,721 90,639,045
NET ASSETS
Beginning of Period
$ 1,850,813,188 $ 1,478,272,816 $ 403,870,143 $ 313,231,098
End of Period $ 2,002,250,092 $ 1,850,813,188 $ 478,936,864 $ 403,870,143
SHARE TRANSACTIONS
Beginning of period
26,217,921 27,167,921 5,725,001 5,875,001
Shares issued
— — — —
Shares issued in-kind
6,825,000 7,550,000 1,500,000 1,275,000
Shares redeemed
— — — —
Shares redeemed in-kind
(8,100,000) (8,500,000) (1,250,000) (1,425,000)
Shares Outstanding, End of Period 24,942,921 26,217,921 5,975,001 5,725,001
(1)
Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See
Note 9 to the Financial Statements.

Statements of Changes in Net Assets (cont.)
See Accompanying Notes to the Financial Statements.
FLEXSHARES ANNUAL REPORT 24
FlexShares
®
International
Quality Dividend Index Fund
FlexShares
®
International
Quality Dividend Dynamic
Index Fund
Year Ended
October 31,
2025
Year Ended
October 31,
2024
Year Ended
October 31,
2025
Year Ended
October 31,
2024
OPERATIONS
Net investment income (loss)
$ 30,033,752 $ 22,959,259 $ 3,038,408 $ 2,743,835
Net realized gain (loss)
37,678,935 29,203,700 3,632,683 4,066,815
Net change in unrealized appreciation (depreciation)
86,608,382 76,950,451 10,629,852 11,027,648
Net Increase (Decrease) in Net Assets Resulting from
Operations
154,321,069 129,113,410 17,300,943 17,838,298
DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings
(45,452,365) (28,104,138) (5,032,660) (3,841,529)
Total distributions (45,452,365) (28,104,138) (5,032,660) (3,841,529)
CAPITAL TRANSACTIONS
(1)
Proceeds from shares issued
147,812,968 45,411,482 12,297,964 —
Cost of shares redeemed
— (50,896,626) (8,167,614) (11,679,715)
Net Increase (Decrease) from Capital Transactions 147,812,968 (5,485,144) 4,130,350 (11,679,715)
Total Increase (Decrease) in Net Assets 256,681,672 95,524,128 16,398,633 2,317,054
NET ASSETS
Beginning of Period
$ 594,400,042 $ 498,875,914 $ 68,030,762 $ 65,713,708
End of Period $ 851,081,714 $ 594,400,042 $ 84,429,395 $ 68,030,762
SHARE TRANSACTIONS
Beginning of period
23,800,001 24,100,001 2,300,001 2,700,001
Shares issued
— — — —
Shares issued in-kind
5,600,000 1,800,000 400,000 —
Shares redeemed
— — — —
Shares redeemed in-kind
— (2,100,000) (300,000) (400,000)
Shares Outstanding, End of Period 29,400,001 23,800,001 2,400,001 2,300,001
(1)
Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See
Note 9 to the Financial Statements.

Statements of Changes in Net Assets (cont.)
See Accompanying Notes to the Financial Statements.
25 FLEXSHARES ANNUAL REPORT
FlexShares
®
iBoxx 3-Year
Target Duration TIPS Index
Fund
FlexShares
®
iBoxx 5-Year
Target Duration TIPS Index
Fund
Year Ended
October 31,
2025
Year Ended
October 31,
2024
Year Ended
October 31,
2025
Year Ended
October 31,
2024
OPERATIONS
Net investment income (loss)
$ 105,153,951 $ 68,408,052 $ 35,595,874 $ 28,231,723
Net realized gain (loss)
19,034,343 (34,897,049) (4,336,358) (15,415,526)
Net change in unrealized appreciation (depreciation)
21,748,836 89,699,533 23,661,706 46,041,486
Net Increase (Decrease) in Net Assets Resulting from
Operations
145,937,130 123,210,536 54,921,222 58,857,683
DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings
(98,853,274) (75,178,977) (33,316,151) (31,460,939)
Total distributions (98,853,274) (75,178,977) (33,316,151) (31,460,939)
CAPITAL TRANSACTIONS
(1)
Proceeds from shares issued
1,067,078,645 76,578,550 260,357,478 142,395,252
Cost of shares redeemed
(279,207,680) (330,628,519) (88,182,273) (277,862,798)
Net Increase (Decrease) from Capital Transactions 787,870,965 (254,049,969) 172,175,205 (135,467,546)
Total Increase (Decrease) in Net Assets 834,954,821 (206,018,410) 193,780,276 (108,070,802)
NET ASSETS
Beginning of Period
$ 1,721,904,827 $ 1,927,923,237 $ 703,479,600 $ 811,550,402
End of Period $ 2,556,859,648 $ 1,721,904,827 $ 897,259,876 $ 703,479,600
SHARE TRANSACTIONS
Beginning of period
72,404,000 83,204,000 29,800,001 35,650,001
Shares issued
— — — —
Shares issued in-kind
44,550,000 3,250,000 10,950,000 6,050,000
Shares redeemed
— — — —
Shares redeemed in-kind
(11,500,000) (14,050,000) (3,700,000) (11,900,000)
Shares Outstanding, End of Period 105,454,000 72,404,000 37,050,001 29,800,001
(1)
Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See
Note 9 to the Financial Statements.

Statements of Changes in Net Assets (cont.)
See Accompanying Notes to the Financial Statements.
FLEXSHARES ANNUAL REPORT 26
FlexShares
®
Disciplined
Duration MBS Index Fund
FlexShares
®
Credit-Scored US
Corporate Bond Index Fund
Year Ended
October 31,
2025
Year Ended
October 31,
2024
Year Ended
October 31,
2025
Year Ended
October 31,
2024
OPERATIONS
Net investment income (loss)
$ 3,303,743 $ 2,775,616 $ 25,229,283 $ 18,255,065
Net realized gain (loss)
(636,494) (133,212) 2,806,760 301,461
Net change in unrealized appreciation (depreciation)
2,439,786 3,262,967 8,495,093 17,278,675
Net Increase (Decrease) in Net Assets Resulting from
Operations
5,107,035 5,905,371 36,531,136 35,835,201
DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings
(3,553,107) (2,849,089) (24,912,232) (17,529,058)
Total distributions (3,553,107) (2,849,089) (24,912,232) (17,529,058)
CAPITAL TRANSACTIONS
(1)
Proceeds from shares issued
9,298,109 24,810,390 275,006,087 244,936,059
Cost of shares redeemed
(15,229,409) (9,118,840) (102,240,900) (82,444,948)
Net Increase (Decrease) from Capital Transactions (5,931,300) 15,691,550 172,765,187 162,491,111
Total Increase (Decrease) in Net Assets (4,377,372) 18,747,832 184,384,091 180,797,254
NET ASSETS
Beginning of Period
$ 93,171,871 $ 74,424,039 $ 455,346,993 $ 274,549,739
End of Period $ 88,794,499 $ 93,171,871 $ 639,731,084 $ 455,346,993
SHARE TRANSACTIONS
Beginning of period
4,550,001 3,800,001 9,450,001 6,050,001
Shares issued
450,000 1,200,000 2,350,000 1,350,000
Shares issued in-kind
— — 3,300,000 3,750,000
Shares redeemed
(750,000) (450,000) — —
Shares redeemed in-kind
— — (2,100,000) (1,700,000)
Shares Outstanding, End of Period 4,250,001 4,550,001 13,000,001 9,450,001
(1)
Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See
Note 9 to the Financial Statements.

Statements of Changes in Net Assets (cont.)
See Accompanying Notes to the Financial Statements.
27 FLEXSHARES ANNUAL REPORT
FlexShares
®
Credit-Scored US
Long Corporate Bond Index
Fund
FlexShares
®
High Yield Value-
Scored Bond Index Fund
Year Ended
October 31,
2025
Year Ended
October 31,
2024
Year Ended
October 31,
2025
Year Ended
October 31,
2024
OPERATIONS
Net investment income (loss)
$ 2,231,063 $ 1,969,879 $ 99,324,586 $ 118,418,866
Net realized gain (loss)
(1,518,949) (1,686,921) 6,650,576 581,371
Net change in unrealized appreciation (depreciation)
968,743 5,656,873 (15,166,401) 79,237,994
Net Increase (Decrease) in Net Assets Resulting from
Operations
1,680,857 5,939,831 90,808,761 198,238,231
DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings
(2,237,013) (1,908,246) (102,484,469) (118,779,804)
Total distributions (2,237,013) (1,908,246) (102,484,469) (118,779,804)
CAPITAL TRANSACTIONS
(1)
Proceeds from shares issued
21,400,303 21,700,022 480,542,772 1,086,486,120
Cost of shares redeemed
(20,849,411) (6,566,715) (705,806,618) (920,830,500)
Net Increase (Decrease) from Capital Transactions 550,892 15,133,307 (225,263,846) 165,655,620
Total Increase (Decrease) in Net Assets (5,264) 19,164,892 (236,939,554) 245,114,047
NET ASSETS
Beginning of Period
$ 47,740,356 $ 28,575,464 $ 1,467,420,568 $ 1,222,306,521
End of Period $ 47,735,092 $ 47,740,356 $ 1,230,481,014 $ 1,467,420,568
SHARE TRANSACTIONS
Beginning of period
1,100,001 750,001 35,700,001 31,550,001
Shares issued
250,000 150,000 550,000 12,450,000
Shares issued in-kind
250,000 350,000 11,200,000 14,350,000
Shares redeemed
— — — (8,150,000)
Shares redeemed in-kind
(500,000) (150,000) (17,400,000) (14,500,000)
Shares Outstanding, End of Period 1,100,001 1,100,001 30,050,001 35,700,001
(1)
Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See
Note 9 to the Financial Statements.

Statements of Changes in Net Assets (cont.)
See Accompanying Notes to the Financial Statements.
FLEXSHARES ANNUAL REPORT 28
FlexShares
®
ESG & Climate
Investment Grade Corporate
Core Index Fund
FlexShares
®
Ultra-Short Income
Fund
Year Ended
October 31,
2025
Year Ended
October 31,
2024
Year Ended
October 31,
2025
Year Ended
October 31,
2024
OPERATIONS
Net investment income (loss)
$ 2,159,823 $ 1,805,823 $ 59,014,429 $ 59,847,731
Net realized gain (loss)
(303,888) (167,601) 753,798 411,894
Net change in unrealized appreciation (depreciation)
865,220 2,294,353 1,790,688 5,426,170
Net Increase (Decrease) in Net Assets Resulting from
Operations
2,721,155 3,932,575 61,558,915 65,685,795
DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings
(2,183,587) (1,728,547) (59,250,471) (59,364,587)
Total distributions (2,183,587) (1,728,547) (59,250,471) (59,364,587)
CAPITAL TRANSACTIONS
(1)
Proceeds from shares issued
6,166,558 18,407,586 346,482,170 259,744,290
Cost of shares redeemed
(10,295,153) — (134,128,573) (191,309,820)
Net Increase (Decrease) from Capital Transactions (4,128,595) 18,407,586 212,353,597 68,434,470
Total Increase (Decrease) in Net Assets (3,591,027) 20,611,614 214,662,041 74,755,678
NET ASSETS
Beginning of Period
$ 45,283,761 $ 24,672,147 $ 1,151,144,756 $ 1,076,389,078
End of Period $ 41,692,734 $ 45,283,761 $ 1,365,806,797 $ 1,151,144,756
SHARE TRANSACTIONS
Beginning of period
1,100,000 650,000 15,240,001 14,330,001
Shares issued
— 350,000 2,980,000 3,440,000
Shares issued in-kind
150,000 100,000 1,620,000 10,000
Shares redeemed
— — (1,030,000) (2,520,000)
Shares redeemed in-kind
(250,000) — (750,000) (20,000)
Shares Outstanding, End of Period 1,000,000 1,100,000 18,060,001 15,240,001
(1)
Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See
Note 9 to the Financial Statements.

Statements of Changes in Net Assets (cont.)
See Accompanying Notes to the Financial Statements.
29 FLEXSHARES ANNUAL REPORT
FlexShares
®
Core Select Bond
Fund
Year Ended
October 31,
2025
Year Ended
October 31,
2024
OPERATIONS
Net investment income (loss)
$ 5,953,298 $ 6,328,571
Net realized gain (loss)
454,151 (2,460,751)
Net change in unrealized appreciation (depreciation)
1,889,754 13,795,260
Net Increase (Decrease) in Net Assets Resulting from Operations
8,297,203 17,663,080
DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings
(5,920,882) (6,336,750)
Total distributions (5,920,882) (6,336,750)
CAPITAL TRANSACTIONS
(1)
Proceeds from shares issued
16,589,273 10,577,124
Cost of shares redeemed
(40,627,820) (37,759,017)
Net Increase (Decrease) from Capital Transactions (24,038,547) (27,181,893)
Total Increase (Decrease) in Net Assets (21,662,226) (15,855,563)
NET ASSETS
Beginning of Period
$ 166,575,300 $ 182,430,863
End of Period $ 144,913,074 $ 166,575,300
SHARE TRANSACTIONS
Beginning of period
7,525,001 8,775,001
Shares issued
— —
Shares issued in-kind
750,000 475,000
Shares redeemed
— —
Shares redeemed in-kind
(1,850,000) (1,725,000)
Shares Outstanding, End of Period 6,425,001 7,525,001
(1)
Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See
Note 9 to the Financial Statements.

FLEXSHARES ANNUAL REPORT 30
FlexShares
®
Trust
Financial Highlights
See Accompanying Notes to the Financial Statements.
FlexShares
®
US Quality Low Volatility Index Fund
Year ended October 31,
2025 2024 2023 2022 2021
Net asset value, beginning of period
$ 65.48 $ 51.39 $ 50.02 $ 54.60 $ 40.93
PER SHARE
Investment Operations
Net Investment Income
(a)
1.13 1.06 0.88 0.82 0.57
Net Realized and Unrealized Gain (Loss)
5.84 14.09 1.40 (4.70) 13.69
Total from Operations
6.97 15.15 2.28 (3.88) 14.26
Distributions
Net Investment Income
(1.15) (1.06) (0.91) (0.70) (0.59)
Total from Distributions
(1.15) (1.06) (0.91) (0.70) (0.59)
Net Asset Value, end of period
$ 71.30 $ 65.48 $ 51.39 $ 50.02 $ 54.60
Total Return
Net Asset Value
(d)
10 .76% 29 .66% 4 .56% ( 7 .12 ) % 35 .05%
RATIOS/SUPPLEMENT DATA
Ratios to Average Net Assets
Expenses
0 .10% 0 .19% 0 .23% 0 .23% 0 .23%
Expenses net of reimbursements
0 .10% 0 .18% 0 .22% 0 .22% 0 .22%
Net Investment Income Before Reimbursements
1 .67% 1 .76% 1 .70% 1 .58% 1 .17%
Net Investment Income Net of Reimbursements
1 .68% 1 .76% 1 .70% 1 .58% 1 .17%
Supplemental Data
Portfolio Turnover Rate
(e)
46% 48% 51% 48% 43%
Net assets, end of period (thousands)
$ 144,391 $ 130,952 $ 185,005 $ 162,569 $ 161,074

Financial Highlights (cont.)
See Accompanying Notes to the Financial Statements.
31 FLEXSHARES ANNUAL REPORT
FlexShares
®
Developed Markets ex-US Quality Low Volatility Index
Fund
Year ended October 31,
2025 2024 2023 2022 2021
Net asset value, beginning of period
$ 27.63 $ 23.67 $ 22.09 $ 27.92 $ 23.48
PER SHARE
Investment Operations
Net Investment Income
(a)
0.87 0.71 0.73 0.66 0.73
Net Realized and Unrealized Gain (Loss)
3.18 4.10 1.55 (5.71) 4.43
Total from Operations
4.05 4.81 2.28 (5.05) 5.16
Distributions
Net Investment Income
(0.82) (0.85) (0.70) (0.78) (0.72)
Total from Distributions
(0.82) (0.85) (0.70) (0.78) (0.72)
Net Asset Value, end of period
$ 30.86 $ 27.63 $ 23.67 $ 22.09 $ 27.92
Total Return
Net Asset Value
(d)
14 .84% 20 .56% 10 .16% ( 18 .36 ) % 22 .05%
RATIOS/SUPPLEMENT DATA
Ratios to Average Net Assets
Expenses
0 .18% 0 .34% 0 .33% 0 .33% 0 .33%
Expenses net of reimbursements
0 .15% 0 .32% 0 .32% 0 .32% 0 .32%
Net Investment Income Before Reimbursements
2 .91% 2 .66% 2 .94% 2 .60% 2 .68%
Net Investment Income Net of Reimbursements
2 .95% 2 .67% 2 .94% 2 .60% 2 .68%
Supplemental Data
Portfolio Turnover Rate
(e)
40% 46% 52% 56% 56%
Net assets, end of period (thousands)
$ 60,183 $ 46,977 $ 66,263 $ 61,852 $ 75,371

Financial Highlights (cont.)
See Accompanying Notes to the Financial Statements.
FLEXSHARES ANNUAL REPORT 32
FlexShares
®
Emerging Markets Quality Low Volatility Index Fund
Year ended October 31,
2025 2024 2023 2022 2021
Net asset value, beginning of period
$ 26.32 $ 21.63 $ 20.53 $ 26.41 $ 23.95
PER SHARE
Investment Operations
Net Investment Income
(a)
0.77 0.66 0.76 0.67 0.69
Net Realized and Unrealized Gain (Loss)
3.84 4.37 1.02 (5.82) 2.22
Total from Operations
4.61 5.03 1.78 (5.15) 2.91
Distributions
Net Investment Income
(1.01) (0.34) (0.68) (0.69) (0.45)
Tax Return of Capital
— — — (0.04) —
Total from Distributions
(1.01) (0.34) (0.68) (0.73) (0.45)
Net Asset Value, end of period
$ 29.92 $ 26.32 $ 21.63 $ 20.53 $ 26.41
Total Return
Net Asset Value
(d)
18 .14% 23 .35% 8 .52% ( 19 .77 ) % 12 .09%
RATIOS/SUPPLEMENT DATA
Ratios to Average Net Assets
Expenses
0 .22% 0 .41% 0 .41% 0 .41% 0 .41%
Expenses net of reimbursements
0 .21% 0 .40% 0 .40% 0 .40% 0 .40%
Net Investment Income Before Reimbursements
2 .86% 2 .70% 3 .35% 2 .75% 2 .57%
Net Investment Income Net of Reimbursements
2 .87% 2 .70% 3 .35% 2 .75% 2 .58%
Supplemental Data
Portfolio Turnover Rate
(e)
48% 96% 75% 53% 54%
Net assets, end of period (thousands)
$ 14,958 $ 13,161 $ 12,980 $ 8,214 $ 15,844

Financial Highlights (cont.)
See Accompanying Notes to the Financial Statements.
33 FLEXSHARES ANNUAL REPORT
FlexShares
®
Morningstar US Market Factor Tilt Index Fund
Year ended October 31,
2025 2024 2023 2022 2021
Net asset value, beginning of period
$ 211.23 $ 157.18 $ 151.07 $ 178.97 $ 121.11
PER SHARE
Investment Operations
Net Investment Income
(a)
2.85 2.77 2.53 2.39 2.08
Net Realized and Unrealized Gain (Loss)
34.99 54.05 6.03 (27.93) 57.80
Total from Operations
37.84 56.82 8.56 (25.54) 59.88
Distributions
Net Investment Income
(2.76) (2.77) (2.45) (2.36) (2.02)
Total from Distributions
(2.76) (2.77) (2.45) (2.36) (2.02)
Net Asset Value, end of period
$ 246.31 $ 211.23 $ 157.18 $ 151.07 $ 178.97
Total Return
Net Asset Value
(d)
18 .07% 36 .32% 5 .67% ( 14 .33 ) % 49 .68%
RATIOS/SUPPLEMENT DATA
Ratios to Average Net Assets
Expenses
0 .26% 0 .26% 0 .26% 0 .26% 0 .26%
Expenses net of reimbursements
0 .25% 0 .25% 0 .25% 0 .25% 0 .25%
Net Investment Income Before Reimbursements
1 .28% 1 .42% 1 .58% 1 .47% 1 .28%
Net Investment Income Net of Reimbursements
1 .29% 1 .43% 1 .58% 1 .47% 1 .29%
Supplemental Data
Portfolio Turnover Rate
(e)
13% 11% 15% 14% 24%
Net assets, end of period (thousands)
$ 1,847,314 $ 1,689,839 $ 1,336,011 $ 1,397,408 $ 1,727,019

Financial Highlights (cont.)
See Accompanying Notes to the Financial Statements.
FLEXSHARES ANNUAL REPORT 34
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index
Fund
Year ended October 31,
2025 2024 2023 2022 2021
Net asset value, beginning of period
$ 71.36 $ 60.16 $ 54.48 $ 73.71 $ 54.24
PER SHARE
Investment Operations
Net Investment Income
(a)
2.39 2.04 1.93 1.94 1.71
Net Realized and Unrealized Gain (Loss)
18.04 11.68 5.37 (18.44) 19.27
Total from Operations
20.43 13.72 7.30 (16.50) 20.98
Distributions
Net Investment Income
(2.87) (2.52) (1.62) (2.61) (1.51)
Tax Return of Capital
— — — (0.12) —
Total from Distributions
(2.87) (2.52) (1.62) (2.73) (1.51)
Net Asset Value, end of period
$ 88.92 $ 71.36 $ 60.16 $ 54.48 $ 73.71
Total Return
Net Asset Value
(d)
29 .37% 22 .99% 13 .21% ( 22 .83 ) % 38 .79%
RATIOS/SUPPLEMENT DATA
Ratios to Average Net Assets
Expenses
0 .41% 0 .41% 0 .40% 0 .40% 0 .40%
Expenses net of reimbursements
0 .39% 0 .39% 0 .39% 0 .39% 0 .39%
Net Investment Income Before Reimbursements
3 .03% 2 .91% 3 .04% 3 .02% 2 .42%
Net Investment Income Net of Reimbursements
3 .04% 2 .92% 3 .04% 3 .02% 2 .42%
Supplemental Data
Portfolio Turnover Rate
(e)
25% 19% 22% 27% 29%
Net assets, end of period (thousands)
$ 569,105 $ 456,698 $ 469,239 $ 446,754 $ 648,638

Financial Highlights (cont.)
See Accompanying Notes to the Financial Statements.
35 FLEXSHARES ANNUAL REPORT
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund
Year ended October 31,
2025 2024 2023 2022 2021
Net asset value, beginning of period
$ 55.34 $ 46.54 $ 42.22 $ 60.79 $ 48.05
PER SHARE
Investment Operations
Net Investment Income
(a)
1.61 1.33 1.45 1.86 1.51
Net Realized and Unrealized Gain (Loss)
10.80 8.95 4.36 (18.06) 12.40
Total from Operations
12.41 10.28 5.81 (16.20) 13.91
Distributions
Net Investment Income
(2.38) (1.48) (1.49) (2.37) (1.17)
Total from Distributions
(2.38) (1.48) (1.49) (2.37) (1.17)
Net Asset Value, end of period
$ 65.37 $ 55.34 $ 46.54 $ 42.22 $ 60.79
Total Return
Net Asset Value
(d)
23 .35% 22 .41%
(g)
13 .63%
(g)
( 27 .32 ) % 28 .95%
RATIOS/SUPPLEMENT DATA
Ratios to Average Net Assets
Expenses
0 .58% 0 .58% 0 .61% 0 .60% 0 .60%
Expenses net of reimbursements
0 .57% 0 .57% 0 .59% 0 .59% 0 .59%
Net Investment Income Before Reimbursements
2 .85% 2 .54% 2 .95% 3 .49% 2 .46%
Net Investment Income Net of Reimbursements
2 .85% 2 .55% 2 .97% 3 .49% 2 .47%
Supplemental Data
Portfolio Turnover Rate
(e)
30% 33% 39% 34% 40%
Net assets, end of period (thousands)
$ 294,158 $ 276,698 $ 218,724 $ 206,889 $ 334,372

Financial Highlights (cont.)
See Accompanying Notes to the Financial Statements.
FLEXSHARES ANNUAL REPORT 36
FlexShares
®
US Quality Large Cap Index Fund
Year ended October 31,
2025 2024 2023 2022 2021
Net asset value, beginning of period
$ 64.53 $ 46.61 $ 43.17 $ 50.25 $ 35.48
PER SHARE
Investment Operations
Net Investment Income
(a)
0.79 0.72 0.67 0.61 0.50
Net Realized and Unrealized Gain (Loss)
15.23 17.83 3.43 (7.11) 14.76
Total from Operations
16.02 18.55 4.10 (6.50) 15.26
Distributions
Net Investment Income
(0.74) (0.63) (0.66) (0.58) (0.49)
Total from Distributions
(0.74) (0.63) (0.66) (0.58) (0.49)
Net Asset Value, end of period
$ 79.81 $ 64.53 $ 46.61 $ 43.17 $ 50.25
Total Return
Net Asset Value
(d)
25 .00% 39 .96% 9 .54% ( 12 .98 ) % 43 .21%
RATIOS/SUPPLEMENT DATA
Ratios to Average Net Assets
Expenses
0 .26% 0 .26% 0 .26% 0 .30% 0 .33%
Expenses net of reimbursements
0 .25% 0 .25% 0 .25% 0 .30% 0 .32%
Net Investment Income Before Reimbursements
1 .12% 1 .22% 1 .44% 1 .31% 1 .11%
Net Investment Income Net of Reimbursements
1 .13% 1 .22% 1 .44% 1 .31% 1 .11%
Supplemental Data
Portfolio Turnover Rate
(e)
19% 16% 20% 22% 30%
Net assets, end of period (thousands)
$ 690,349 $ 330,695 $ 146,806 $ 127,350 $ 144,475

Financial Highlights (cont.)
See Accompanying Notes to the Financial Statements.
37 FLEXSHARES ANNUAL REPORT
FlexShares
®
STOXX
®
US ESG Select Index Fund
Year ended October 31,
2025 2024 2023 2022 2021
Net asset value, beginning of period
$ 133.24 $ 102.72 $ 92.96 $ 112.73 $ 79.16
PER SHARE
Investment Operations
Net Investment Income
(a)
1.55 1.46 1.32 1.22 1.26
Net Realized and Unrealized Gain (Loss)
23.32 30.57 9.71 (19.75) 33.50
Total from Operations
24.87 32.03 11.03 (18.53) 34.76
Distributions
Net Investment Income
(1.56) (1.51) (1.27) (1.24) (1.19)
Total from Distributions
(1.56) (1.51) (1.27) (1.24) (1.19)
Net Asset Value, end of period
$ 156.55 $ 133.24 $ 102.72 $ 92.96 $ 112.73
Total Return
Net Asset Value
(d)
18 .79% 31 .28% 11 .91% ( 16 .51 ) % 44 .15%
RATIOS/SUPPLEMENT DATA
Ratios to Average Net Assets
Expenses
0 .33% 0 .33% 0 .33% 0 .33% 0 .33%
Expenses net of reimbursements
0 .32% 0 .32% 0 .32% 0 .32% 0 .32%
Net Investment Income Before Reimbursements
1 .08% 1 .17% 1 .30% 1 .20% 1 .25%
Net Investment Income Net of Reimbursements
1 .08% 1 .18% 1 .30% 1 .20% 1 .26%
Supplemental Data
Portfolio Turnover Rate
(e)
25% 27% 28% 46% 40%
Net assets, end of period (thousands)
$ 129,153 $ 153,223 $ 166,925 $ 171,980 $ 191,643

Financial Highlights (cont.)
See Accompanying Notes to the Financial Statements.
FLEXSHARES ANNUAL REPORT 38
FlexShares
®
STOXX
®
Global ESG Select Index Fund
Year ended October 31,
2025 2024 2023 2022 2021
Net asset value, beginning of period
$ 167.19 $ 132.01 $ 117.54 $ 148.57 $ 106.02
PER SHARE
Investment Operations
Net Investment Income
(a)
2.57 2.57 2.42 2.24 2.03
Net Realized and Unrealized Gain (Loss)
34.58 35.41 14.27 (30.82) 42.38
Total from Operations
37.15 37.98 16.69 (28.58) 44.41
Distributions
Net Investment Income
(3.01) (2.80) (2.22) (2.45) (1.86)
Total from Distributions
(3.01) (2.80) (2.22) (2.45) (1.86)
Net Asset Value, end of period
$ 201.33 $ 167.19 $ 132.01 $ 117.54 $ 148.57
Total Return
Net Asset Value
(d)
22 .47% 28 .88% 14 .17% ( 19 .35 ) % 42 .10%
RATIOS/SUPPLEMENT DATA
Ratios to Average Net Assets
Expenses
0 .45% 0 .44% 0 .43% 0 .43% 0 .43%
Expenses net of reimbursements
0 .42% 0 .42% 0 .42% 0 .42% 0 .42%
Net Investment Income Before Reimbursements
1 .41% 1 .60% 1 .82% 1 .69% 1 .50%
Net Investment Income Net of Reimbursements
1 .43% 1 .62% 1 .83% 1 .69% 1 .51%
Supplemental Data
Portfolio Turnover Rate
(e)
47% 41% 35% 54% 48%
Net assets, end of period (thousands)
$ 100,667 $ 137,933 $ 151,816 $ 146,925 $ 185,717

Financial Highlights (cont.)
See Accompanying Notes to the Financial Statements.
39 FLEXSHARES ANNUAL REPORT
*  Commencement of investment operations.
FlexShares
®
ESG & Climate US Large Cap Core Index Fund
Year ended October 31, For the period
09/20/21*
through
10/31/21 2025 2024 2023 2022
Net asset value, beginning of period
$ 63.59 $ 47.61 $ 44.21 $ 53.39 $ 50.00
PER SHARE
Investment Operations
Net Investment Income
(a)
0.83 0.77 0.77 0.70 0.06
Net Realized and Unrealized Gain (Loss)
10.45 15.96 3.35 (9.25) 3.33
Total from Operations
11.28 16.73 4.12 (8.55) 3.39
Distributions
Net Investment Income
(0.83) (0.75) (0.72) (0.62) —
From Net Realized Gains
— — — (0.01) —
Total from Distributions
(0.83) (0.75) (0.72) (0.63) —
Net Asset Value, end of period
$ 74.04 $ 63.59 $ 47.61 $ 44.21 $ 53.39
Total Return
(b)
Net Asset Value
(d)
17 .89% 35 .29% 9 .33% ( 16 .09 ) % 6 .78%
RATIOS/SUPPLEMENT DATA
Ratios to Average Net Assets
(c)
Expenses
0 .10% 0 .10% 0 .10% 0 .10% 0 .09%
Expenses net of reimbursements
0 .09% 0 .09% 0 .09% 0 .09% 0 .09%
Net Investment Income Before Reimbursements
1 .24% 1 .30% 1 .61% 1 .53% 0 .96%
Net Investment Income Net of Reimbursements
1 .24% 1 .30% 1 .61% 1 .53% 0 .96%
Supplemental Data
Portfolio Turnover Rate
(b)(e)
32% 32% 16% 18% — %
(f)
Net assets, end of period (thousands)
$ 83,299 $ 68,362 $ 36,896 $ 22,103 $ 2,669

Financial Highlights (cont.)
See Accompanying Notes to the Financial Statements.
FLEXSHARES ANNUAL REPORT 40
*  Commencement of investment operations.
FlexShares
®
ESG & Climate Developed Markets ex-US Core Index
Fund
Year ended October 31, For the period
09/20/21*
through
10/31/21 2025 2024 2023 2022
Net asset value, beginning of period
$ 50.29 $ 41.65 $ 38.15 $ 51.19 $ 50.00
PER SHARE
Investment Operations
Net Investment Income
(a)
1.51 1.40 1.38 1.44 0.16
Net Realized and Unrealized Gain (Loss)
7.37 8.61 3.31 (13.28) 1.03
Total from Operations
8.88 10.01 4.69 (11.84) 1.19
Distributions
Net Investment Income
(1.51) (1.37) (1.19) (1.20) —
Total from Distributions
(1.51) (1.37) (1.19) (1.20) —
Net Asset Value, end of period
$ 57.66 $ 50.29 $ 41.65 $ 38.15 $ 51.19
Total Return
(b)
Net Asset Value
(d)
17 .97% 24 .12% 12 .08% ( 23 .36 ) % 2 .38%
RATIOS/SUPPLEMENT DATA
Ratios to Average Net Assets
(c)
Expenses
0 .16% 0 .14% 0 .13% 0 .13% 0 .12%
Expenses net of reimbursements
0 .12% 0 .12% 0 .12% 0 .12% 0 .12%
Net Investment Income Before Reimbursements
2 .83% 2 .84% 3 .09% 3 .35% 2 .72%
Net Investment Income Net of Reimbursements
2 .86% 2 .85% 3 .09% 3 .35% 2 .72%
Supplemental Data
Portfolio Turnover Rate
(b)(e)
20% 22% 32% 33% — %
(f)
Net assets, end of period (thousands)
$ 70,634 $ 55,321 $ 37,484 $ 17,169 $ 5,119

Financial Highlights (cont.)
See Accompanying Notes to the Financial Statements.
41 FLEXSHARES ANNUAL REPORT
FlexShares
®
Morningstar Global Upstream Natural Resources Index
Fund
Year ended October 31,
2025 2024 2023 2022 2021
Net asset value, beginning of period
$ 39.78 $ 38.56 $ 41.35 $ 38.66 $ 26.71
PER SHARE
Investment Operations
Net Investment Income
(a)
1.23 1.19 1.46 1.88 1.44
Net Realized and Unrealized Gain (Loss)
3.71 1.40 (3.01) 2.76 11.72
Total from Operations
4.94 2.59 (1.55) 4.64 13.16
Distributions
Net Investment Income
(1.29) (1.37) (1.24) (1.95) (1.21)
Total from Distributions
(1.29) (1.37) (1.24) (1.95) (1.21)
Net Asset Value, end of period
$ 43.43 $ 39.78 $ 38.56 $ 41.35 $ 38.66
Total Return
Net Asset Value
(d)
12 .77% 6 .73%
(i)
( 3 .92 ) % 12 .20% 49 .70%
RATIOS/SUPPLEMENT DATA
Ratios to Average Net Assets
Expenses
0 .47% 0 .47% 0 .47% 0 .47% 0 .47%
Expenses net of reimbursements
0 .46% 0 .46% 0 .46% 0 .46% 0 .46%
Net Investment Income Before Reimbursements
3 .09% 2 .94% 3 .48% 4 .48% 3 .95%
Net Investment Income Net of Reimbursements
3 .10% 2 .95% 3 .48% 4 .48% 3 .95%
Supplemental Data
Portfolio Turnover Rate
(e)
28% 21% 27% 32% 28%
Net assets, end of period (thousands)
$ 5,274,578 $ 5,658,679 $ 6,925,286 $ 6,834,852 $ 6,052,710

Financial Highlights (cont.)
See Accompanying Notes to the Financial Statements.
FLEXSHARES ANNUAL REPORT 42
FlexShares
®
STOXX
®
Global Broad Infrastructure Index Fund
Year ended October 31,
2025 2024 2023 2022 2021
Net asset value, beginning of period
$ 57.63 $ 47.76 $ 48.32 $ 57.73 $ 48.10
PER SHARE
Investment Operations
Net Investment Income
(a)
1.47 1.50 1.40 1.35 1.38
Net Realized and Unrealized Gain (Loss)
5.35 9.78 (0.73) (9.27) 9.57
Total from Operations
6.82 11.28 0.67 (7.92) 10.95
Distributions
Net Investment Income
(1.78) (1.41) (1.23) (1.49) (1.32)
Total from Distributions
(1.78) (1.41) (1.23) (1.49) (1.32)
Net Asset Value, end of period
$ 62.67 $ 57.63 $ 47.76 $ 48.32 $ 57.73
Total Return
Net Asset Value
(d)
12 .16% 23 .82%
(j)
1 .24% ( 13 .92 ) % 22 .85%
RATIOS/SUPPLEMENT DATA
Ratios to Average Net Assets
Expenses
0 .48% 0 .48% 0 .48% 0 .48% 0 .48%
Expenses net of reimbursements
0 .47% 0 .47% 0 .47% 0 .47% 0 .47%
Net Investment Income Before Reimbursements
2 .47% 2 .75% 2 .74% 2 .51% 2 .45%
Net Investment Income Net of Reimbursements
2 .48% 2 .75% 2 .74% 2 .51% 2 .45%
Supplemental Data
Portfolio Turnover Rate
(e)
13% 12% 12% 16% 13%
Net assets, end of period (thousands)
$ 2,995,777 $ 2,478,235 $ 2,025,181 $ 2,500,518 $ 2,643,906

Financial Highlights (cont.)
See Accompanying Notes to the Financial Statements.
43 FLEXSHARES ANNUAL REPORT
FlexShares
®
Global Quality Real Estate Index Fund
Year ended October 31,
2025 2024 2023 2022 2021
Net asset value, beginning of period
$ 59.87 $ 47.05 $ 52.12 $ 70.35 $ 50.88
PER SHARE
Investment Operations
Net Investment Income
(a)
1.80 1.97 1.50 1.67 1.38
Net Realized and Unrealized Gain (Loss)
0.12 12.26 (5.09) (17.88) 19.13
Total from Operations
1.92 14.23 (3.59) (16.21) 20.51
Distributions
Net Investment Income
(2.47) (1.41) (1.48) (1.99) (1.04)
Tax Return of Capital
— — — (0.03) —
Total from Distributions
(2.47) (1.41) (1.48) (2.02) (1.04)
Net Asset Value, end of period
$ 59.32 $ 59.87 $ 47.05 $ 52.12 $ 70.35
Total Return
Net Asset Value
(d)
3 .37% 30 .44% ( 7 .16 ) % ( 23 .51 ) % 40 .58%
RATIOS/SUPPLEMENT DATA
Ratios to Average Net Assets
Expenses
0 .46% 0 .46% 0 .46% 0 .46% 0 .46%
Expenses net of reimbursements
0 .45% 0 .45% 0 .45% 0 .45% 0 .45%
Net Investment Income Before Reimbursements
3 .05% 3 .50% 2 .83% 2 .63% 2 .16%
Net Investment Income Net of Reimbursements
3 .06% 3 .51% 2 .83% 2 .63% 2 .17%
Supplemental Data
Portfolio Turnover Rate
(e)
49% 49% 49% 54% 52%
Net assets, end of period (thousands)
$ 355,944 $ 386,155 $ 244,673 $ 328,381 $ 418,597

Financial Highlights (cont.)
See Accompanying Notes to the Financial Statements.
FLEXSHARES ANNUAL REPORT 44
FlexShares
®
Quality Dividend Index Fund
Year ended October 31,
2025 2024 2023 2022 2021
Net asset value, beginning of period
$ 70.59 $ 54.41 $ 52.28 $ 58.35 $ 43.40
PER SHARE
Investment Operations
Net Investment Income
(a)
1.34 1.33 1.36 1.25 1.16
Net Realized and Unrealized Gain (Loss)
9.68 16.18 2.05 (6.05) 14.89
Total from Operations
11.02 17.51 3.41 (4.80) 16.05
Distributions
Net Investment Income
(1.34) (1.33) (1.28) (1.27) (1.10)
Total from Distributions
(1.34) (1.33) (1.28) (1.27) (1.10)
Net Asset Value, end of period
$ 80.27 $ 70.59 $ 54.41 $ 52.28 $ 58.35
Total Return
Net Asset Value
(d)
15 .84% 32 .40% 6 .52% ( 8 .29 ) % 37 .27%
RATIOS/SUPPLEMENT DATA
Ratios to Average Net Assets
Expenses
0 .38% 0 .38% 0 .38% 0 .38% 0 .38%
Expenses net of reimbursements
0 .37% 0 .37% 0 .37% 0 .37% 0 .37%
Net Investment Income Before Reimbursements
1 .84% 2 .04% 2 .45% 2 .24% 2 .16%
Net Investment Income Net of Reimbursements
1 .84% 2 .05% 2 .45% 2 .24% 2 .16%
Supplemental Data
Portfolio Turnover Rate
(e)
41% 38% 51% 40% 51%
Net assets, end of period (thousands)
$ 2,002,250 $ 1,850,813 $ 1,478,273 $ 1,522,730 $ 1,642,545

Financial Highlights (cont.)
See Accompanying Notes to the Financial Statements.
45 FLEXSHARES ANNUAL REPORT
FlexShares
®
Quality Dividend Defensive Index Fund
Year ended October 31,
2025 2024 2023 2022 2021
Net asset value, beginning of period
$ 70.54 $ 53.32 $ 50.61 $ 56.01 $ 42.61
PER SHARE
Investment Operations
Net Investment Income
(a)
1.35 1.32 1.29 1.16 1.09
Net Realized and Unrealized Gain (Loss)
9.58 17.22 2.66 (5.35) 13.39
Total from Operations
10.93 18.54 3.95 (4.19) 14.48
Distributions
Net Investment Income
(1.31) (1.32) (1.24) (1.21) (1.08)
Total from Distributions
(1.31) (1.32) (1.24) (1.21) (1.08)
Net Asset Value, end of period
$ 80.16 $ 70.54 $ 53.32 $ 50.61 $ 56.01
Total Return
Net Asset Value
(d)
15 .69% 35 .07% 7 .82% ( 7 .53 ) % 34 .28%
RATIOS/SUPPLEMENT DATA
Ratios to Average Net Assets
Expenses
0 .38% 0 .38% 0 .38% 0 .38% 0 .38%
Expenses net of reimbursements
0 .37% 0 .37% 0 .37% 0 .37% 0 .37%
Net Investment Income Before Reimbursements
1 .84% 2 .05% 2 .39% 2 .16% 2 .10%
Net Investment Income Net of Reimbursements
1 .84% 2 .06% 2 .40% 2 .16% 2 .11%
Supplemental Data
Portfolio Turnover Rate
(e)
41% 50% 51% 47% 57%
Net assets, end of period (thousands)
$ 478,937 $ 403,870 $ 313,231 $ 345,444 $ 448,058

Financial Highlights (cont.)
See Accompanying Notes to the Financial Statements.
FLEXSHARES ANNUAL REPORT 46
FlexShares
®
International Quality Dividend Index Fund
Year ended October 31,
2025 2024 2023 2022 2021
Net asset value, beginning of period
$ 24.97 $ 20.70 $ 18.47 $ 25.77 $ 20.15
PER SHARE
Investment Operations
Net Investment Income
(a)
1.15 0.98 1.12 1.15 0.97
Net Realized and Unrealized Gain (Loss)
4.60 4.48 2.14 (7.23) 5.55
Total from Operations
5.75 5.46 3.26 (6.08) 6.52
Distributions
Net Investment Income
(1.77) (1.19) (1.03) (1.22) (0.90)
Total from Distributions
(1.77) (1.19) (1.03) (1.22) (0.90)
Net Asset Value, end of period
$ 28.95 $ 24.97 $ 20.70 $ 18.47 $ 25.77
Total Return
Net Asset Value
(d)
24 .44% 26 .73% 17 .45% ( 24 .11 ) % 32 .42%
RATIOS/SUPPLEMENT DATA
Ratios to Average Net Assets
Expenses
0 .49% 0 .49% 0 .49% 0 .48% 0 .48%
Expenses net of reimbursements
0 .47% 0 .47% 0 .47% 0 .47% 0 .47%
Net Investment Income Before Reimbursements
4 .38% 4 .01% 5 .13% 5 .11% 3 .80%
Net Investment Income Net of Reimbursements
4 .39% 4 .03% 5 .14% 5 .11% 3 .81%
Supplemental Data
Portfolio Turnover Rate
(e)
61% 51% 49% 69% 68%
Net assets, end of period (thousands)
$ 851,082 $ 594,400 $ 498,876 $ 432,097 $ 616,007

Financial Highlights (cont.)
See Accompanying Notes to the Financial Statements.
47 FLEXSHARES ANNUAL REPORT
FlexShares
®
International Quality Dividend Dynamic Index Fund
Year ended October 31,
2025 2024 2023 2022 2021
Net asset value, beginning of period
$ 29.58 $ 24.34 $ 21.31 $ 30.39 $ 22.38
PER SHARE
Investment Operations
Net Investment Income
(a)
1.33 1.09 1.28 1.45 1.28
Net Realized and Unrealized Gain (Loss)
6.44 5.68 2.91 (9.01) 7.63
Total from Operations
7.77 6.77 4.19 (7.56) 8.91
Distributions
Net Investment Income
(2.17) (1.53) (1.16) (1.52) (0.90)
Total from Distributions
(2.17) (1.53) (1.16) (1.52) (0.90)
Net Asset Value, end of period
$ 35.18 $ 29.58 $ 24.34 $ 21.31 $ 30.39
Total Return
Net Asset Value
(d)
28 .01% 28 .20% 19 .39% ( 25 .48 ) % 39 .87%
RATIOS/SUPPLEMENT DATA
Ratios to Average Net Assets
Expenses
0 .51% 0 .51% 0 .48% 0 .48% 0 .48%
Expenses net of reimbursements
0 .47% 0 .47% 0 .47% 0 .47% 0 .47%
Net Investment Income Before Reimbursements
4 .28% 3 .77% 4 .96% 5 .49% 4 .24%
Net Investment Income Net of Reimbursements
4 .31% 3 .80% 4 .96% 5 .49% 4 .25%
Supplemental Data
Portfolio Turnover Rate
(e)
65% 61% 78% 74% 72%
Net assets, end of period (thousands)
$ 84,429 $ 68,031 $ 65,714 $ 61,788 $ 75,975

Financial Highlights (cont.)
See Accompanying Notes to the Financial Statements.
FLEXSHARES ANNUAL REPORT 48
FlexShares
®
iBoxx 3-Year Target Duration TIPS Index Fund
Year ended October 31,
2025 2024 2023 2022 2021
Net asset value, beginning of period
$ 23.78 $ 23.17 $ 23.58 $ 26.38 $ 25.73
PER SHARE
Investment Operations
Net Investment Income
(a)
1.07 0.90 0.96 1.72 1.09
Net Realized and Unrealized Gain (Loss)
0.39 0.69 (0.52) (2.83) 0.68
Total from Operations
1.46 1.59 0.44 (1.11) 1.77
Distributions
Net Investment Income
(0.99) (0.98) (0.85) (1.66) (1.12)
Tax Return of Capital
— — — (0.03) —
Total from Distributions
(0.99) (0.98) (0.85) (1.69) (1.12)
Net Asset Value, end of period
$ 24.25 $ 23.78 $ 23.17 $ 23.58 $ 26.38
Total Return
Net Asset Value
(d)
6 .26% 7 .02% 1 .84% ( 4 .44 ) % 6 .95%
RATIOS/SUPPLEMENT DATA
Ratios to Average Net Assets
Expenses
0 .19% 0 .19% 0 .19% 0 .19% 0 .19%
Expenses net of reimbursements
0 .18% 0 .18% 0 .18% 0 .18% 0 .18%
Net Investment Income Before Reimbursements
4 .45% 3 .80% 4 .08% 6 .82% 4 .14%
Net Investment Income Net of Reimbursements
4 .45% 3 .81% 4 .08% 6 .83% 4 .15%
Supplemental Data
Portfolio Turnover Rate
(e)
86% 71% 63% 116% 53%
Net assets, end of period (thousands)
$ 2,556,860 $ 1,721,905 $ 1,927,923 $ 2,157,939 $ 1,437,584

Financial Highlights (cont.)
See Accompanying Notes to the Financial Statements.
49 FLEXSHARES ANNUAL REPORT
FlexShares
®
iBoxx 5-Year Target Duration TIPS Index Fund
Year ended October 31,
2025 2024 2023 2022 2021
Net asset value, beginning of period
$ 23.61 $ 22.76 $ 23.63 $ 28.02 $ 27.34
PER SHARE
Investment Operations
Net Investment Income
(a)
1.06 0.89 1.01 1.83 1.16
Net Realized and Unrealized Gain (Loss)
0.54 0.94 (1.01) (4.35) 0.70
Total from Operations
1.60 1.83 0.00 (2.52) 1.86
Distributions
Net Investment Income
(0.99) (0.98) (0.87) (1.84) (1.18)
Tax Return of Capital
— — — (0.03) —
Total from Distributions
(0.99) (0.98) (0.87) (1.87) (1.18)
Net Asset Value, end of period
$ 24.22 $ 23.61 $ 22.76 $ 23.63 $ 28.02
Total Return
Net Asset Value
(d)
6 .89% 8 .20% ( 0 .11 ) % ( 9 .46 ) % 6 .88%
RATIOS/SUPPLEMENT DATA
Ratios to Average Net Assets
Expenses
0 .19% 0 .19% 0 .19% 0 .19% 0 .19%
Expenses net of reimbursements
0 .18% 0 .18% 0 .18% 0 .18% 0 .18%
Net Investment Income Before Reimbursements
4 .43% 3 .77% 4 .26% 6 .98% 4 .17%
Net Investment Income Net of Reimbursements
4 .43% 3 .77% 4 .27% 6 .98% 4 .17%
Supplemental Data
Portfolio Turnover Rate
(e)
59% 42% 52% 80% 46%
Net assets, end of period (thousands)
$ 897,260 $ 703,480 $ 811,550 $ 643,886 $ 714,479

Financial Highlights (cont.)
See Accompanying Notes to the Financial Statements.
FLEXSHARES ANNUAL REPORT 50
FlexShares
®
Disciplined Duration MBS Index Fund
Year ended October 31,
2025 2024 2023 2022 2021
Net asset value, beginning of period
$ 20.48 $ 19.59 $ 20.04 $ 23.42 $ 24.10
PER SHARE
Investment Operations
Net Investment Income
(a)
0.79 0.72 0.55 0.26 0.09
Net Realized and Unrealized Gain (Loss)
0.45 0.91 (0.34) (3.07) (0.16)
Total from Operations
1.24 1.63 0.21 (2.81) (0.07)
Distributions
Net Investment Income
(0.83) (0.74) (0.66) (0.57) (0.61)
Total from Distributions
(0.83) (0.74) (0.66) (0.57) (0.61)
Net Asset Value, end of period
$ 20.89 $ 20.48 $ 19.59 $ 20.04 $ 23.42
Total Return
Net Asset Value
(d)
6 .23% 8 .43% 0 .98% ( 12 .16 ) % ( 0 .28 ) %
RATIOS/SUPPLEMENT DATA
Ratios to Average Net Assets
Expenses
0 .21% 0 .21% 0 .21% 0 .21% 0 .21%
Expenses net of reimbursements
0 .20% 0 .20% 0 .20% 0 .20% 0 .20%
Net Investment Income Before Reimbursements
3 .82% 3 .53% 2 .70% 1 .19% 0 .35%
Net Investment Income Net of Reimbursements
3 .83% 3 .54% 2 .70% 1 .19% 0 .36%
Supplemental Data
Portfolio Turnover Rate
(e)
38% 31% 46% 222% 476%
Net assets, end of period (thousands)
$ 88,794 $ 93,172 $ 74,424 $ 97,189 $ 111,243

Financial Highlights (cont.)
See Accompanying Notes to the Financial Statements.
51 FLEXSHARES ANNUAL REPORT
FlexShares
®
Credit-Scored US Corporate Bond Index Fund
Year ended October 31,
2025 2024 2023 2022 2021
Net asset value, beginning of period
$ 48.18 $ 45.38 $ 45.26 $ 53.52 $ 54.70
PER SHARE
Investment Operations
Net Investment Income
(a)
2.36 2.36 1.74 1.04 0.91
Net Realized and Unrealized Gain (Loss)
1.01 2.74 0.05 (7.83) (0.51)
Total from Operations
3.37 5.10 1.79 (6.79) 0.40
Distributions
Net Investment Income
(2.34) (2.30) (1.67) (1.06) (0.96)
From Net Realized Gains
— — — (0.41) (0.62)
Total from Distributions
(2.34) (2.30) (1.67) (1.47) (1.58)
Net Asset Value, end of period
$ 49.21 $ 48.18 $ 45.38 $ 45.26 $ 53.52
Total Return
Net Asset Value
(d)
7 .20% 11 .44% 3 .92% ( 12 .91 ) % 0 .70%
RATIOS/SUPPLEMENT DATA
Ratios to Average Net Assets
Expenses
0 .16% 0 .17% 0 .23% 0 .23% 0 .23%
Expenses net of reimbursements
0 .15% 0 .16% 0 .22% 0 .22% 0 .22%
Net Investment Income Before Reimbursements
4 .88% 4 .94% 3 .74% 2 .11% 1 .68%
Net Investment Income Net of Reimbursements
4 .89% 4 .95% 3 .74% 2 .11% 1 .69%
Supplemental Data
Portfolio Turnover Rate
(e)
65% 81% 121% 66% 53%
Net assets, end of period (thousands)
$ 639,731 $ 455,347 $ 274,550 $ 242,139 $ 315,740

Financial Highlights (cont.)
See Accompanying Notes to the Financial Statements.
FLEXSHARES ANNUAL REPORT 52
FlexShares
®
Credit-Scored US Long Corporate Bond Index Fund
Year ended October 31,
2025 2024 2023 2022 2021
Net asset value, beginning of period
$ 43.40 $ 38.10 $ 39.44 $ 60.85 $ 61.81
PER SHARE
Investment Operations
Net Investment Income
(a)
2.38 2.36 2.14 1.93 1.90
Net Realized and Unrealized Gain (Loss)
— 5.24 (1.33) (20.48) 1.22
Total from Operations
2.38 7.60 0.81 (18.55) 3.12
Distributions
Net Investment Income
(2.38) (2.30) (2.15) (1.92) (1.88)
From Net Realized Gains
— — — (0.94) (2.20)
Total from Distributions
(2.38) (2.30) (2.15) (2.86) (4.08)
Net Asset Value, end of period
$ 43.40 $ 43.40 $ 38.10 $ 39.44 $ 60.85
Total Return
Net Asset Value
(d)
5 .76% 20 .16%
(k)
1 .59%
(k)
( 31 .58 ) % 5 .14%
RATIOS/SUPPLEMENT DATA
Ratios to Average Net Assets
Expenses
0 .16% 0 .17% 0 .23% 0 .23% 0 .23%
Expenses net of reimbursements
0 .15% 0 .16% 0 .22% 0 .22% 0 .22%
Net Investment Income Before Reimbursements
5 .61% 5 .43% 5 .01% 3 .86% 3 .13%
Net Investment Income Net of Reimbursements
5 .61% 5 .43% 5 .02% 3 .86% 3 .14%
Supplemental Data
Portfolio Turnover Rate
(e)
88% 116% 103% 58% 88%
Net assets, end of period (thousands)
$ 47,735 $ 47,740 $ 28,575 $ 35,498 $ 60,855

Financial Highlights (cont.)
See Accompanying Notes to the Financial Statements.
53 FLEXSHARES ANNUAL REPORT
FlexShares
®
High Yield Value-Scored Bond Index Fund
Year ended October 31,
2025 2024 2023 2022 2021
Net asset value, beginning of period
$ 41.10 $ 38.74 $ 40.09 $ 49.58 $ 46.25
PER SHARE
Investment Operations
Net Investment Income
(a)
3.02 3.42 3.57 2.98 2.67
Net Realized and Unrealized Gain (Loss)
(0.07) 2.40 (1.40) (9.24) 3.42
Total from Operations
2.95 5.82 2.17 (6.26) 6.09
Distributions
Net Investment Income
(3.10) (3.46) (3.52) (2.86) (2.76)
From Net Realized Gains
— — — (0.37) —
Total from Distributions
(3.10) (3.46) (3.52) (3.23) (2.76)
Net Asset Value, end of period
$ 40.95 $ 41.10 $ 38.74 $ 40.09 $ 49.58
Total Return
Net Asset Value
(d)
7 .49% 15 .55%
(l)
5 .45%
(l)
( 13 .06 ) % 13 .38%
RATIOS/SUPPLEMENT DATA
Ratios to Average Net Assets
Expenses
0 .38% 0 .38% 0 .38% 0 .38% 0 .38%
Expenses net of reimbursements
0 .37% 0 .37% 0 .37% 0 .37% 0 .37%
Net Investment Income Before Reimbursements
7 .41% 8 .40% 8 .90% 6 .81% 5 .40%
Net Investment Income Net of Reimbursements
7 .41% 8 .41% 8 .91% 6 .81% 5 .40%
Supplemental Data
Portfolio Turnover Rate
(e)
100% 118% 167% 146% 128%
Net assets, end of period (thousands)
$ 1,230,481 $ 1,467,421 $ 1,222,307 $ 887,945 $ 575,184

Financial Highlights (cont.)
See Accompanying Notes to the Financial Statements.
FLEXSHARES ANNUAL REPORT 54
*  Commencement of investment operations.
FlexShares
®
ESG & Climate Investment Grade Corporate Core Index
Fund
Year ended October 31, For the period
09/20/21*
through
10/31/21 2025 2024 2023 2022
Net asset value, beginning of period
$ 41.17 $ 37.96 $ 38.59 $ 49.35 $ 50.00
PER SHARE
Investment Operations
Net Investment Income
(a)
1.97 1.91 1.61 1.07 0.10
Net Realized and Unrealized Gain (Loss)
0.55 3.14 (0.62) (10.68) (0.75)
Total from Operations
2.52 5.05 0.99 (9.61) (0.65)
Distributions
Net Investment Income
(2.00) (1.84) (1.62) (1.15) —
Total from Distributions
(2.00) (1.84) (1.62) (1.15) —
Net Asset Value, end of period
$ 41.69 $ 41.17 $ 37.96 $ 38.59 $ 49.35
Total Return
(b)
Net Asset Value
(d)
6 .33% 13 .47% 2 .41% ( 19 .73 ) % ( 1 .32 ) %
RATIOS/SUPPLEMENT DATA
Ratios to Average Net Assets
(c)
Expenses
0 .13% 0 .13% 0 .13% 0 .13% 0 .12%
Expenses net of reimbursements
0 .12% 0 .12% 0 .12% 0 .12% 0 .12%
Net Investment Income Before Reimbursements
4 .81% 4 .67% 4 .00% 2 .41% 1 .81%
Net Investment Income Net of Reimbursements
4 .81% 4 .67% 4 .00% 2 .41% 1 .81%
Supplemental Data
Portfolio Turnover Rate
(b)(e)
39% 41% 87% 66% 8%
Net assets, end of period (thousands)
$ 41,693 $ 45,284 $ 24,672 $ 23,156 $ 49,347

Financial Highlights (cont.)
See Accompanying Notes to the Financial Statements.
55 FLEXSHARES ANNUAL REPORT
FlexShares
®
Ultra-Short Income Fund
Year ended October 31,
2025 2024 2023 2022 2021
Net asset value, beginning of period
$ 75.53 $ 75.11 $ 74.30 $ 76.01 $ 76.29
PER SHARE
Investment Operations
Net Investment Income
(a)
3.53 4.03 3.24 1.07 0.48
Net Realized and Unrealized Gain (Loss)
0.15 0.41 0.59 (1.80) (0.22)
Total from Operations
3.68 4.44 3.83 (0.73) 0.26
Distributions
Net Investment Income
(3.58) (4.02) (3.02) (0.78) (0.52)
From Net Realized Gains
— — — (0.20) (0.02)
Total from Distributions
(3.58) (4.02) (3.02) (0.98) (0.54)
Net Asset Value, end of period
$ 75.63 $ 75.53 $ 75.11 $ 74.30 $ 76.01
Total Return
Net Asset Value
(d)
4 .99% 6 .07% 5 .27% ( 0 .94 ) % 0 .34%
RATIOS/SUPPLEMENT DATA
Ratios to Average Net Assets
Expenses
0 .26% 0 .26% 0 .26% 0 .26% 0 .26%
Expenses net of reimbursements
0 .25% 0 .25% 0 .25% 0 .25% 0 .25%
Net Investment Income Before Reimbursements
4 .68% 5 .35% 4 .33% 1 .43% 0 .62%
Net Investment Income Net of Reimbursements
4 .68% 5 .36% 4 .33% 1 .43% 0 .63%
Supplemental Data
Portfolio Turnover Rate
(e)
68% 53% 37% 50% 84%
Net assets, end of period (thousands)
$ 1,365,807 $ 1,151,145 $ 1,076,389 $ 856,357 $ 374,339

Financial Highlights (cont.)
See Accompanying Notes to the Financial Statements.
FLEXSHARES ANNUAL REPORT 56
FlexShares
®
Core Select Bond Fund
Year ended October 31,
2025 2024 2023 2022 2021
Net asset value, beginning of period
$ 22.14 $ 20.79 $ 21.46 $ 26.22 $ 26.78
PER SHARE
Investment Operations
Net Investment Income
(a)
0.92 0.81 0.65 0.53 0.46
Net Realized and Unrealized Gain (Loss)
0.40 1.34 (0.66) (4.75) (0.39)
Total from Operations
1.32 2.15 (0.01) (4.22) 0.07
Distributions
Net Investment Income
(0.91) (0.80) (0.66) (0.54) (0.52)
From Net Realized Gains
— — — — (0.11)
Total from Distributions
(0.91) (0.80) (0.66) (0.54) (0.63)
Net Asset Value, end of period
$ 22.55 $ 22.14 $ 20.79 $ 21.46 $ 26.22
Total Return
Net Asset Value
(d)
6 .12% 10 .44% ( 0 .15 ) % ( 16 .27 ) % 0 .26%
RATIOS/SUPPLEMENT DATA
Ratios to Average Net Assets
Expenses
(h)
0 .36% 0 .36% 0 .36% 0 .36% 0 .36%
Expenses net of reimbursements
(h)
0 .15% 0 .25% 0 .25% 0 .22% 0 .20%
Net Investment Income Before Reimbursements
3 .93% 3 .55% 2 .87% 2 .10% 1 .56%
Net Investment Income Net of Reimbursements
4 .14% 3 .66% 2 .98% 2 .24% 1 .72%
Supplemental Data
Portfolio Turnover Rate
(e)
23% 32% 26% 121% 50%
Net assets, end of period (thousands)
$ 144,913 $ 166,575 $ 182,431 $ 159,362 $ 126,517

Financial Highlights (cont.)
See Accompanying Notes to the Financial Statements.
57 FLEXSHARES ANNUAL REPORT
(a)
Net investment income per share is based on average shares outstanding.
(b)
Not annualized for periods less than one year.
(c)
Annualized for periods less than one year.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at adjusted net asset value.
(e)
In-kind transactions are not included in portfolio turnover calculations.
(f)
Less than 0.5%.
(g)
Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Fund in the amount of approximately $7,847 and $16,693 for the fiscal year ended October 31, 2024 and 2023 respectively. Total return excluding the voluntary reimbursement would have been 22.41%
and 13.62%, respectively.
(h)
The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Fund(s) in which the Fund is invested.
This ratio does not include these indirect fees and expenses.
(i)
The Fund received reimbursements from Northern Trust Investments, Inc. of $88,809. The reimbursements represent less than $0.01 per share. Without these reimbursements, the total return would have been 6.73%.
(j)
The Fund received reimbursements from Northern Trust Investments, Inc. of $87,510. The reimbursements represent less than $0.01 per share. Without these reimbursements, the total return would have been 23.82%.
(k)
Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Fund in the amount of approximately $1,056 and $2,167 for the fiscal year ended October 31, 2024 and 2023 respectively. Total return excluding the voluntary reimbursement would have been 20.16%
and 1.59%, respectively.
(l)
Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Fund in the amount of approximately $68,563 and $84,821 for the fiscal year ended October 31, 2024 and 2023 respectively. Total return excluding the voluntary reimbursement would have been
15.55% and 5.44%, respectively.

FLEXSHARES ANNUAL REPORT 58
See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
Schedule of Investments
FlexShares
®
US Quality Low Volatility Index Fund
October 31, 2025
Investments Shares Value
COMMON STOCKS -
98 .8%
Aerospace & Defense -
2 .6%
Curtiss-Wright Corp. 395 $ 235,314
General Dynamics Corp. 3,888 1,340,971
Lockheed Martin Corp. 2,673 1,314,795
Northrop Grumman Corp. 1,524 889,178
3,780,258
Banks -
0 .3%
JPMorgan Chase & Co. 1,564 486,592
Beverages -
1 .6%
PepsiCo, Inc. 15,714 2,295,658
Biotechnology -
3 .8%
AbbVie, Inc. 10,854 2,366,606
Alkermes plc* 8,019 246,183
Gilead Sciences, Inc. 14,337 1,717,429
Neurocrine Biosciences, Inc.* 5,508 788,801
Vertex Pharmaceuticals, Inc.* 794 337,903
5,456,922
Broadline Retail -
0 .2%
Dillard's, Inc., Class A(a) 426 255,634
Capital Markets -
0 .9%
CME Group, Inc. 3,393 900,808
FactSet Research Systems, Inc. 1,503 401,000
1,301,808
Chemicals -
0 .7%
Corteva, Inc. 12,150 746,496
Sensient Technologies Corp. 2,106 198,575
945,071
Commercial Services & Supplies -
0 .7%
Clean Harbors, Inc.* 1,136 239,139
Republic Services, Inc. 3,484 725,508
964,647
Consumer Staples Distribution & Retail -
1 .5%
Costco Wholesale Corp. 2,363 2,153,756
Containers & Packaging -
1 .5%
AptarGroup, Inc. 6,642 770,538
Avery Dennison Corp. 3,564 623,308
Packaging Corp. of America 4,131 808,685
2,202,531
Diversified Consumer Services -
1 .4%
H&R Block, Inc. 21,222 1,055,582
Service Corp. International 9,072 757,603
Stride, Inc.*(a) 2,997 203,916
2,017,101
Investments Shares Value
Diversified Telecommunication Services -
2 .0%
AT&T, Inc. 41,229 $ 1,020,418
Verizon Communications, Inc. 48,600 1,931,364
2,951,782
Electric Utilities -
3 .7%
Alliant Energy Corp.(a) 9,801 654,903
American Electric Power Co., Inc. 7,614 915,660
Duke Energy Corp. 10,449 1,298,811
Evergy, Inc. 10,125 777,701
FirstEnergy Corp. 10,044 460,316
Southern Co. (The)(a) 13,851 1,302,548
5,409,939
Electronic Equipment, Instruments & Components -
0 .7%
Teledyne Technologies, Inc.* 2,052 1,081,035
Entertainment -
0 .4%
Electronic Arts, Inc. 2,430 486,146
Liberty Media Corp.-Liberty Formula
One, Class C* 486 48,527
534,673
Financial Services -
6 .1%
Berkshire Hathaway, Inc., Class B* 4,941 2,359,525
Jack Henry & Associates, Inc. 3,888 579,079
Mastercard, Inc., Class A 4,630 2,555,713
Visa, Inc., Class A(a) 9,785 3,334,141
8,828,458
Food Products -
2 .4%
Cal-Maine Foods, Inc. 9,801 860,528
General Mills, Inc. 13,689 638,044
Hershey Co. (The) 4,293 728,222
Hormel Foods Corp. 22,680 489,661
Kellanova 9,396 780,432
3,496,887
Ground Transportation -
0 .6%
Landstar System, Inc. 6,804 873,838
Health Care Equipment & Supplies -
0 .1%
Abbott Laboratories 1,215 150,198
Health Care Providers & Services -
1 .8%
Cencora, Inc. 1,027 346,931
Chemed Corp. 1,782 768,577
Encompass Health Corp. 5,832 663,973
Labcorp Holdings, Inc. 648 164,566
Quest Diagnostics, Inc. 4,131 726,849
2,670,896
Hotels, Restaurants & Leisure -
1 .6%
Darden Restaurants, Inc. 1,219 219,603
McDonald's Corp. 4,131 1,232,814
Restaurant Brands International, Inc. 11,421 750,246

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
US Quality Low Volatility Index Fund (cont.)
59 FLEXSHARES ANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure
(continued)
Texas Roadhouse, Inc., Class A 243 $ 39,750
2,242,413
Household Products -
2 .8%
Procter & Gamble Co. (The) 26,973 4,055,930
Insurance -
5 .8%
Allstate Corp. (The) 3,969 760,143
American Financial Group, Inc. 2,754 362,647
Assurant, Inc. 3,483 737,421
Chubb Ltd. 3,245 898,670
Hanover Insurance Group, Inc. (The) 4,212 719,746
Progressive Corp. (The) 3,483 717,498
RenaissanceRe Holdings Ltd. 3,001 762,524
Travelers Cos., Inc. (The) 2,997 805,054
W R Berkley Corp.(a) 10,044 716,539
White Mountains Insurance Group
Ltd. 405 771,347
Willis Towers Watson plc 3,402 1,065,166
8,316,755
Interactive Media & Services -
3 .5%
Alphabet, Inc., Class A 6,462 1,817,050
Alphabet, Inc., Class C 4,350 1,225,917
Meta Platforms, Inc., Class A 3,155 2,045,544
5,088,511
IT Services -
3 .0%
Amdocs Ltd. 12,393 1,044,234
International Business Machines
Corp. 10,530 3,237,027
4,281,261
Leisure Products -
0 .7%
Hasbro, Inc. 13,122 1,001,340
Life Sciences Tools & Services -
0 .7%
QIAGEN NV(a) 21,951 1,028,404
Media -
0 .5%
Fox Corp., Class A 10,935 706,948
Metals & Mining -
2 .8%
Agnico Eagle Mines Ltd. 8,991 1,445,843
Newmont Corp. 17,820 1,442,885
Royal Gold, Inc. 6,237 1,090,165
3,978,893
Multi-Utilities -
2 .6%
Ameren Corp. 2,916 297,490
CMS Energy Corp. 10,449 768,524
Consolidated Edison, Inc. 11,421 1,112,520
DTE Energy Co. 5,589 757,533
WEC Energy Group, Inc. 7,371 823,562
3,759,629
Investments Shares Value
Oil, Gas & Consumable Fuels -
4 .6%
Cheniere Energy, Inc. 5,103 $ 1,081,836
Coterra Energy, Inc.(a) 25,920 613,267
DT Midstream, Inc. 6,804 744,970
Exxon Mobil Corp. 36,288 4,149,896
6,589,969
Pharmaceuticals -
7 .1%
Eli Lilly & Co. 4,238 3,656,801
Johnson & Johnson 27,702 5,232,077
Merck & Co., Inc. 16,119 1,385,911
10,274,789
Professional Services -
1 .1%
Automatic Data Processing, Inc. 4,692 1,221,327
Paylocity Holding Corp.* 243 34,329
Verisk Analytics, Inc. 1,863 407,550
1,663,206
Semiconductors & Semiconductor Equipment -
9 .1%
Analog Devices, Inc. 2,745 642,687
Broadcom, Inc. 5,670 2,095,802
NVIDIA Corp. 48,364 9,793,226
Texas Instruments, Inc. 3,513 567,209
13,098,924
Software -
11 .2%
Appfolio, Inc., Class A* 1,377 350,350
Check Point Software Technologies
Ltd.*(a) 5,751 1,125,356
Commvault Systems, Inc.* 3,888 541,287
Microsoft Corp. 19,904 10,306,490
Qualys, Inc.* 7,209 888,581
Roper Technologies, Inc. 2,207 984,653
ServiceNow, Inc.* 405 372,308
Tyler Technologies, Inc.* 1,944 925,850
Zoom Communications, Inc., Class
A* 8,586 748,957
16,243,832
Specialty Retail -
2 .5%
AutoZone, Inc.* 302 1,109,678
Home Depot, Inc. (The) 1,450 550,406
Murphy USA, Inc.(a) 1,539 551,270
TJX Cos., Inc. (The) 9,639 1,350,809
Tractor Supply Co.(a) 729 39,446
3,601,609
Technology Hardware, Storage & Peripherals -
5 .3%
Apple, Inc. 28,245 7,636,601
Trading Companies & Distributors -
0 .1%
Applied Industrial Technologies, Inc. 474 121,861
Wireless Telecommunication Services -
0 .8%
T-Mobile US, Inc. 5,184 1,088,899
Total Common Stocks
(Cost $118,105,391) 142,637,458

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
US Quality Low Volatility Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 60
Investments
Principal
Amount Value
SECURITIES LENDING REINVESTMENTS - 2 .7% (b)
REPURCHASE AGREEMENTS - 2 .7%
CF Secured LLC
4.13%, dated 10/31/2025, due
11/3/2025, repurchase price
$2,804,971, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 6.75%,
maturing 11/15/2025 - 2/15/2055;
total market value $2,845,765 $ 2,804,006 $ 2,804,006
TD Prime Services LLC
3.97%, dated 10/31/2025, due
11/3/2025, repurchase price
$1,096,491, collateralized by
various Common Stocks; total
market value $1,213,234 1,096,128 1,096,128
3,900,134
Total Securities Lending Reinvestments
(Cost $3,900,134) 3,900,134
SHORT-TERM INVESTMENTS - 0 .1% (c) (d)
U.S. TREASURY OBLIGATIONS - 0 .1%
U.S. Treasury Bills
4.20%, 11/28/2025
(Cost $105,672) 106,000 105,716
Total Investments - 101.6%
(Cost $122,111,197) 146,643,308
Liabilities in excess of other assets - (1.6%) (2,252,257)
NET ASSETS - 100.0% $144,391,051
* Non-income producing security.
(a) The security or a portion of this security is on loan at
October 31, 2025. The total value of securities on loan
at October 31, 2025 was $9,125,924, collateralized in
the form of cash with a value of $3,900,134 that was
reinvested in the securities shown in the Securities
Lending Reinvestment section of the Schedule of
Investments and $5,618,088 of collateral in the form
of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 6.13%, and maturity dates ranging
from December 4, 2025 – August 15, 2055; a total value
of $9,518,222.
(b) The security was purchased with cash collateral held
from securities on loan at October 31, 2025. The total
value of securities purchased was $3,900,134.
(c) All or a portion of the security pledged as collateral for
Futures Contracts.
(d) The rate shown was the current yield as of October 31,
2025.
Percentages shown are based on Net Assets.
As of October 31, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 29,208,413
Aggregate gross unrealized depreciation (4,771,547)
Net unrealized appreciation $ 24,436,866
Federal income tax cost $ 122,253,329
Futures Contracts
FlexShares
®
US Quality Low Volatility Index Fund had the following open futures contracts as of October 31, 2025:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Appreciation *
Long Contracts
S&P 500 Micro E-Mini Index 49 12/19/2025 USD $ 1,684,130 $ 46,887
*
This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the
Statement of Assets and Liabilities for futures contracts.
Abbreviations:
USD — US Dollar
Security Type % of Net Assets
Common Stocks 98 .8%
Securities Lending Reinvestments 2 .7
Short-Term Investments 0 .1
Others
(1)
( 1 .6 )
100 .0%
(1)
Includes any other net assets/(liabilities).

61 FLEXSHARES ANNUAL REPORT
See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares® Trust
Schedule of Investments
FlexShares
®
Developed Markets ex-US Quality Low Volatility Index Fund
October 31, 2025
Investments Shares Value
COMMON STOCKS -
98 .6%
Aerospace & Defense -
1 .3%
Kongsberg Gruppen ASA 13,065 $ 334,537
Thales SA 1,560 444,556
779,093
Automobile Components -
0 .6%
Bridgestone Corp. 6,600 289,782
Cie Generale des Etablissements
Michelin SCA 1,482 47,365
337,147
Automobiles -
0 .2%
Toyota Motor Corp. 4,700 95,736
Banks -
13 .5%
Bank Hapoalim BM 27,807 566,531
Bank Leumi Le-Israel BM 28,665 584,275
Bank of Nova Scotia (The) 3,432 225,322
BOC Hong Kong Holdings Ltd. 110,000 540,362
CaixaBank SA 32,955 348,492
Canadian Imperial Bank of
Commerce 3,393 281,412
Danske Bank A/S 5,343 238,924
DBS Group Holdings Ltd. 23,300 965,515
Hang Seng Bank Ltd. 16,400 319,889
HSBC Holdings plc 16,458 229,943
Japan Post Bank Co. Ltd. 42,000 471,104
Mitsubishi UFJ Financial Group, Inc. 4,500 68,060
Mizrahi Tefahot Bank Ltd. 7,917 516,252
National Bank of Canada 4,602 514,672
Oversea-Chinese Banking Corp. Ltd. 40,700 532,576
Royal Bank of Canada 6,123 897,900
Toronto-Dominion Bank (The) 5,070 416,701
United Overseas Bank Ltd. 14,700 391,601
8,109,531
Beverages -
0 .3%
Suntory Beverage & Food Ltd.(a) 6,500 196,702
Broadline Retail -
1 .4%
Dollarama, Inc. 3,276 426,255
Pan Pacific International Holdings
Corp. 68,000 405,118
831,373
Building Products -
0 .8%
Geberit AG (Registered) 663 484,810
Capital Markets -
3 .9%
Deutsche Boerse AG 2,223 563,190
Euronext NV(b) 2,964 424,210
Japan Exchange Group, Inc. 12,300 138,086
London Stock Exchange Group plc 5,538 690,211
Investments Shares Value
Capital Markets
(continued)
Singapore Exchange Ltd. 39,000 $ 507,334
2,323,031
Chemicals -
2 .4%
Air Liquide SA 5,109 990,192
Givaudan SA (Registered) 117 480,680
1,470,872
Commercial Services & Supplies -
1 .5%
Brambles Ltd. 21,216 345,282
Dai Nippon Printing Co. Ltd. 14,600 244,463
GFL Environmental, Inc. 1,872 81,926
Secom Co. Ltd. 6,500 219,951
891,622
Construction & Engineering -
0 .4%
ACS Actividades de Construccion y
Servicios SA 3,315 272,424
Consumer Staples Distribution & Retail -
1 .7%
Alimentation Couche-Tard, Inc. 5,772 293,636
Koninklijke Ahold Delhaize NV 10,530 431,579
Loblaw Cos. Ltd. 1,833 72,920
Metro, Inc., Class A 3,549 236,802
1,034,937
Containers & Packaging -
0 .5%
CCL Industries, Inc., Class B 5,031 280,930
Diversified Consumer Services -
0 .3%
Pearson plc 14,820 206,395
Diversified REITs -
0 .4%
CapitaLand Integrated Commercial
Trust, REIT 124,800 227,267
Diversified Telecommunication Services -
4 .5%
Deutsche Telekom AG (Registered) 25,818 801,299
Elisa OYJ 4,368 192,789
HKT Trust & HKT Ltd. 145,000 211,375
Koninklijke KPN NV 106,821 495,390
Orange SA 21,567 344,390
Singapore Telecommunications Ltd. 62,400 203,773
Telstra Group Ltd. 79,209 253,048
TELUS Corp. 14,313 209,513
2,711,577
Electric Utilities -
5 .0%
Chubu Electric Power Co., Inc. 17,700 246,448
CK Infrastructure Holdings Ltd. 68,000 442,269
CLP Holdings Ltd. 29,500 251,647
Fortis, Inc. 5,863 295,002
Hydro One Ltd.(a)(b) 6,630 244,777
Iberdrola SA(a) 42,432 860,246
Origin Energy Ltd. 23,049 184,840

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Developed Markets ex-US Quality Low Volatility Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 62
Investments Shares Value
COMMON STOCKS (continued)
Electric Utilities
(continued)
Power Assets Holdings Ltd. 73,500 $ 466,787
2,992,016
Entertainment -
0 .7%
Toho Co. Ltd.(a) 3,400 199,866
Universal Music Group NV(a) 8,034 215,779
415,645
Financial Services -
0 .1%
HAL Trust 195 30,654
Sony Financial Group, Inc.* 2,000 2,018
32,672
Food Products -
4 .0%
Ajinomoto Co., Inc. 4,300 122,060
Chocoladefabriken Lindt & Spruengli
AG 24 369,829
Danone SA 7,527 666,170
Nestle SA (Registered) 10,608 1,015,936
WH Group Ltd.(b) 273,000 262,034
2,436,029
Gas Utilities -
1 .7%
Hong Kong & China Gas Co. Ltd.(a) 273,000 253,955
Osaka Gas Co. Ltd.(a) 8,500 267,489
Snam SpA 43,602 269,141
Tokyo Gas Co. Ltd. 6,500 227,925
1,018,510
Ground Transportation -
1 .7%
Canadian National Railway Co. 6,123 587,719
Canadian Pacific Kansas City Ltd.(a) 1,092 78,661
MTR Corp. Ltd.(a) 33,000 121,008
West Japan Railway Co. 10,200 209,290
996,678
Health Care Equipment & Supplies -
0 .7%
BioMerieux 1,560 200,942
Cochlear Ltd. 975 183,289
Fisher & Paykel Healthcare Corp.
Ltd. 1,521 32,314
416,545
Hotels, Restaurants & Leisure -
1 .8%
Compass Group plc 19,773 654,925
Sodexo SA(a) 7,605 421,680
1,076,605
Household Durables -
0 .1%
Sony Group Corp. 2,000 56,240
Household Products -
0 .3%
Unicharm Corp.(a) 30,000 185,680
Industrial Conglomerates -
1 .9%
Jardine Matheson Holdings Ltd. 4,200 246,750
Investments Shares Value
Industrial Conglomerates
(continued)
Keppel Ltd. 37,800 $ 295,964
Sekisui Chemical Co. Ltd. 25,700 446,253
Siemens AG (Registered) 585 165,797
1,154,764
Insurance -
5 .9%
Admiral Group plc 5,109 219,900
Allianz SE (Registered) 78 31,348
Fairfax Financial Holdings Ltd. 255 414,415
Helvetia Holding AG (Registered)(a) 468 115,083
Insurance Australia Group Ltd. 42,003 216,128
Intact Financial Corp. 2,067 385,961
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) 1,521 941,671
Sampo OYJ, Class A 28,782 321,173
Tryg A/S(a) 9,204 227,200
Zurich Insurance Group AG 936 651,789
3,524,668
Interactive Media & Services -
0 .6%
LY Corp. 120,900 355,507
IT Services -
1 .5%
CGI, Inc. 2,808 244,617
Obic Co. Ltd. 13,300 413,275
Otsuka Corp. 10,400 205,900
Shopify, Inc., Class A* 390 67,877
931,669
Leisure Products -
0 .4%
Bandai Namco Holdings, Inc. 2,100 65,458
Shimano, Inc. 1,700 178,823
244,281
Machinery -
1 .0%
Kone OYJ, Class B 8,307 555,333
Schindler Holding AG 117 41,684
Schindler Holding AG (Registered) 78 26,381
623,398
Marine Transportation -
0 .9%
Kawasaki Kisen Kaisha Ltd.(a) 12,900 185,308
Kuehne + Nagel International AG
(Registered)(a) 1,872 359,126
544,434
Metals & Mining -
1 .3%
Franco-Nevada Corp. 1,562 292,066
Nippon Steel Corp.(a) 66,000 272,603
Wheaton Precious Metals Corp. 2,067 199,818
764,487
Multi-Utilities -
0 .8%
Engie SA 20,553 481,562
Oil, Gas & Consumable Fuels -
4 .4%
Eni SpA 19,929 366,745

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Developed Markets ex-US Quality Low Volatility Index Fund (cont.)
63 FLEXSHARES ANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels
(continued)
Galp Energia SGPS SA 19,773 $ 396,988
Idemitsu Kosan Co. Ltd. 7,800 54,251
Imperial Oil Ltd.(a) 3,003 265,869
Pembina Pipeline Corp.(a) 6,864 259,932
Shell plc 14,001 523,804
TotalEnergies SE 12,519 779,547
2,647,136
Passenger Airlines -
1 .4%
ANA Holdings, Inc. 11,100 208,159
Cathay Pacific Airways Ltd.(a) 312,000 444,384
Japan Airlines Co. Ltd. 10,500 189,341
Singapore Airlines Ltd. 5,600 28,528
870,412
Personal Care Products -
3 .7%
Beiersdorf AG 1,794 189,919
Kao Corp. 11,200 474,012
Unilever plc 26,442 1,594,256
2,258,187
Pharmaceuticals -
9 .4%
AstraZeneca plc 1,833 300,313
GSK plc 17,394 406,900
Haleon plc 46,683 217,185
Novartis AG (Registered) 13,182 1,630,118
Novo Nordisk A/S, Class B 6,708 327,595
Otsuka Holdings Co. Ltd. 5,300 288,093
Roche Holding AG 702 226,407
Sanofi SA 12,675 1,281,543
Shionogi & Co. Ltd. 27,300 457,200
Takeda Pharmaceutical Co. Ltd. 18,700 504,113
5,639,467
Professional Services -
2 .5%
RELX plc 4,173 184,054
SGS SA (Registered) 4,446 501,895
Thomson Reuters Corp.(a) 2,886 442,514
Wolters Kluwer NV 3,198 392,183
1,520,646
Real Estate Management & Development -
2 .3%
Azrieli Group Ltd. 78 8,238
Daiwa House Industry Co. Ltd. 7,600 258,160
Mitsui Fudosan Co. Ltd. 31,200 324,344
Sino Land Co. Ltd. 10,190 12,652
Sun Hung Kai Properties Ltd.(a) 23,000 279,503
Swiss Prime Site AG (Registered) 3,471 494,220
1,377,117
Semiconductors & Semiconductor Equipment -
1 .1%
ASML Holding NV 602 637,922
Software -
2 .1%
Constellation Software, Inc. 102 268,701
Investments Shares Value
Software
(continued)
Nice Ltd.* 1,131 $ 153,479
Oracle Corp. Japan 4,300 397,189
SAP SE 1,716 444,547
1,263,916
Specialty Retail -
0 .8%
Industria de Diseno Textil SA(a) 1,794 99,183
ZOZO, Inc.(a) 45,600 394,714
493,897
Technology Hardware, Storage & Peripherals -
0 .5%
Canon, Inc.(a) 10,900 313,652
Textiles, Apparel & Luxury Goods -
0 .1%
LVMH Moet Hennessy Louis Vuitton
SE 39 27,553
Pandora A/S 429 57,531
85,084
Tobacco -
0 .8%
Japan Tobacco, Inc. 14,100 491,036
Trading Companies & Distributors -
2 .8%
Bunzl plc 5,265 159,931
Ferguson Enterprises, Inc. 2,301 571,799
Mitsubishi Corp. 39,000 939,716
1,671,446
Transportation Infrastructure -
0 .9%
Aena SME SA(b) 17,433 473,853
Flughafen Zurich AG (Registered) 78 23,048
Getlink SE 1,092 19,952
516,853
Wireless Telecommunication Services -
1 .7%
KDDI Corp. 34,100 544,852
SoftBank Corp. 354,900 503,824
1,048,676
Total Common Stocks
(Cost $52,326,887) 59,340,284
Number of
Warrants
WARRANTS - 0 .0%
Software - 0.0%
Constellation Software, Inc., expiring
3/31/2040 (Cost $–)*‡ 28 —

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Developed Markets ex-US Quality Low Volatility Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 64
Investments
Principal
Amount Value
SECURITIES LENDING REINVESTMENTS - 5 .9% (c)
REPURCHASE AGREEMENTS - 5 .9%
CF Secured LLC
4.13%, dated 10/31/2025, due
11/3/2025, repurchase price
$3,526,099, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 6.75%,
maturing 11/15/2025 - 2/15/2055;
total market value $3,577,381 $ 3,524,886 $ 3,524,886
TD Prime Services LLC
3.97%, dated 10/31/2025, due
11/3/2025, repurchase price
$16,636, collateralized by various
Common Stocks; total market
value $18,407 16,630 16,630
3,541,516
Total Securities Lending Reinvestments
(Cost $3,541,516) 3,541,516
Total Investments - 104.5%
(Cost $55,868,403) 62,881,800
Liabilities in excess of other assets - (4.5%) (2,698,546)
NET ASSETS - 100.0% $60,183,254
* Non-income producing security.
‡ Security is valued using significant unobservable inputs
and is classified as Level 3 in the fair value hierarchy.
(a) The security or a portion of this security is on loan at
October 31, 2025. The total value of securities on loan
at October 31, 2025 was $5,816,811, collateralized in
the form of cash with a value of $3,541,516 that was
reinvested in the securities shown in the Securities
Lending Reinvestment section of the Schedule of
Investments; $1,753,739 of collateral in the form of U.S.
Government Treasury Securities, interest rates ranging
from 0.00% – 6.00%, and maturity dates ranging from
November 6, 2025 – February 15, 2055 and $865,529
of collateral in the form of Foreign Government Fixed
Income Securities, interest rates ranging from 0.00% –
6.25%, and maturity dates ranging from February 15,
2026 – November 2, 2086; a total value of $6,160,784.
(b) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies
to securities offerings that are made outside of the
United States and do not involve direct selling efforts in
the United States and as such may have restrictions on
resale.
(c) The security was purchased with cash collateral held
from securities on loan at October 31, 2025. The total
value of securities purchased was $3,541,516.
Percentages shown are based on Net Assets.
Abbreviations
OYJ — Public Limited Company
REIT — Real Estate Investment Trust
SCA — Limited partnership with share capital
As of October 31, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 8,629,800
Aggregate gross unrealized depreciation (1,848,338)
Net unrealized appreciation $ 6,781,462
Federal income tax cost $ 56,118,982
Futures Contracts
FlexShares
®
Developed Markets ex-US Quality Low Volatility Index Fund had the following open futures contracts as of October 31, 2025:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Appreciation *
Long Contracts
MSCI EAFE E-Mini Index 5 12/19/2025 USD $ 701,775 $ 6,573
*
This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the
Statement of Assets and Liabilities for futures contracts.

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Developed Markets ex-US Quality Low Volatility Index Fund (cont.)
65 FLEXSHARES ANNUAL REPORT
Forward Foreign Currency Contracts
FlexShares
®
Developed Markets ex-US Quality Low Volatility Index Fund had the following outstanding contracts as of October 31, 2025:
Contracts to Receive Counterparty In Exchange For Maturity Date
Unrealized
Appreciation/
(Depreciation)
ILS 73,522 Citigroup Global Markets, Inc. USD 22,130 12/17/2025 $ 464
USD 72,631 Morgan Stanley AUD 109,288 12/17/2025 1,050
USD 190,345 Morgan Stanley CHF 149,993 12/17/2025 2,525
USD 21,708 JPMorgan Chase Bank NA DKK 137,190 12/17/2025 440
USD 218,635 JPMorgan Chase Bank NA EUR 185,420 12/17/2025 4,091
USD 96,127 Morgan Stanley GBP 70,939 12/17/2025 2,918
USD 84,742 Goldman Sachs & Co. JPY 12,500,000 12/17/2025 3,240
USD 102,359 JPMorgan Chase Bank NA JPY 14,950,000 12/17/2025 4,883
USD 13,308 JPMorgan Chase Bank NA NOK 131,563 12/17/2025 305
USD 18,072 Bank of Montreal SEK 167,599 12/17/2025 370
Total unrealized appreciation $ 20,286
CAD 121,112 Bank of Montreal USD 87,749 12/17/2025 $ (1,114)
EUR 90,000 Bank of Montreal USD 106,437 12/17/2025 (2,301)
GBP 30,000 Morgan Stanley USD 40,262 12/17/2025 (844)
JPY 12,500,000 Morgan Stanley USD 85,225 12/17/2025 (3,723)
SGD 16,357 Morgan Stanley USD 12,841 12/17/2025 (231)
USD 7,723 Goldman Sachs & Co. HKD 60,000 12/17/2025 (2)
Total unrealized depreciation $ (8,215)
Net unrealized appreciation $ 12,071
Abbreviations:
AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
DKK — Danish Krone
EUR — Euro
GBP — British Pound
HKD — Hong Kong Dollar
ILS — Israeli Shekel
JPY — Japanese Yen
NOK — Norwegian Krone
SEK — Swedish Krona
SGD — Singapore Dollar
USD — US Dollar

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Developed Markets ex-US Quality Low Volatility Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 66
FlexShares® Developed Markets ex-US Quality Low Volatility Index invested, as a percentage of net assets, in companies domiciled in the following countries as of October 31, 2025:
Australia 2 .0%
Canada 13 .3
Denmark 1 .4
Finland 1 .8
France 10 .2
Germany 5 .2
Hong Kong 6 .0
Israel 3 .0
Italy 1 .1
Japan 20 .1
Netherlands 3 .7
New Zealand 0 .0
†
Norway 0 .5
Portugal 0 .7
Singapore 5 .6
Spain 3 .4
Switzerland 10 .7
United Kingdom 9 .9
Other
1
1 .4
100.0%
†
Amount represents less than 0.05%.
1
Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).
Security Type % of Net Assets
Common Stocks 98 .6%
Warrants –
Securities Lending Reinvestments 5 .9
Others
(1)
( 4 .5 )
100 .0%
(1)
Includes any other net assets/(liabilities).

67 FLEXSHARES ANNUAL REPORT
See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares® Trust
Schedule of Investments
FlexShares
®
Emerging Markets Quality Low Volatility Index Fund
October 31, 2025
Investments Shares Value
COMMON STOCKS -
99 .7%
Aerospace & Defense -
0 .6%
Aselsan Elektronik Sanayi ve Ticaret
A/S 19,200 $ 92,969
Automobile Components -
1 .9%
Balkrishna Industries Ltd. 90 2,311
Bosch Ltd. 15 6,294
Fuyao Glass Industry Group Co. Ltd.,
Class H(a) 10,400 92,797
Hyundai Mobis Co. Ltd. 430 95,371
MRF Ltd. 46 81,622
278,395
Automobiles -
2 .3%
Eicher Motors Ltd. 1,770 139,712
Hero MotoCorp Ltd. 1,365 85,248
Maruti Suzuki India Ltd. 640 116,693
341,653
Banks -
16 .4%
Agricultural Bank of China Ltd., Class
H 110,000 83,786
Banco BBVA Peru SA 8,733 3,808
Bank Central Asia Tbk. PT 224,500 115,085
Bank of China Ltd., Class H 285,000 161,344
BDO Unibank, Inc. 31,850 72,251
Boubyan Bank KSCP 33,365 77,828
Chang Hwa Commercial Bank Ltd. 126,000 81,156
China CITIC Bank Corp. Ltd., Class
H 22,000 20,975
China Construction Bank Corp.,
Class H 223,000 220,928
Chongqing Rural Commercial Bank
Co. Ltd., Class H 125,000 102,770
Commercial Bank of Dubai PSC 1,450 3,865
Credicorp Ltd. 275 71,775
Dubai Islamic Bank PJSC 44,580 115,305
First Financial Holding Co. Ltd. 130,000 120,735
HDFC Bank Ltd. 18,535 206,143
Hong Leong Bank Bhd. 16,000 78,548
ICICI Bank Ltd. 6,330 95,929
Industrial & Commercial Bank of
China Ltd., Class H 180,000 139,420
Itau Unibanco Holding SA
(Preference) 3,000 21,972
Malayan Banking Bhd. 38,500 90,734
Mega Financial Holding Co. Ltd. 45,000 59,139
National Bank of Kuwait SAKP 33,890 115,929
Public Bank Bhd. 27,500 27,710
Qatar International Islamic Bank QSC 23,395 71,515
Qatar National Bank QPSC 17,270 87,702
RHB Bank Bhd. 48,000 77,593
Saudi Investment Bank (The) 29,120 106,769
Sberbank of Russia PJSC*‡ 12,360 —
Investments Shares Value
Banks
(continued)
Taiwan Cooperative Financial
Holding Co. Ltd. 25,750 $ 19,894
2,450,608
Beverages -
0 .4%
Coca-Cola Femsa SAB de CV 6,500 56,004
Broadline Retail -
4 .4%
Alibaba Group Holding Ltd., ADR(b) 2,940 501,064
Falabella SA 405 2,543
JD.com, Inc., ADR 925 30,562
PDD Holdings, Inc., ADR* 770 103,850
Prosus NV* 370 25,593
Robinson PCL‡ 600 —
663,612
Chemicals -
2 .2%
Asian Paints Ltd. 4,120 116,530
Fertiglobe plc 30,815 20,974
Mesaieed Petrochemical Holding Co. 199,230 68,398
PhosAgro PJSC*‡ 1,158 —
PI Industries Ltd. 120 4,836
Pidilite Industries Ltd. 6,460 105,125
Yanbu National Petrochemical Co. 1,420 13,064
328,927
Construction Materials -
0 .9%
Asia Cement Corp. 27,000 31,882
LafargeHolcim Maroc SA 490 102,624
Shree Cement Ltd. 15 4,784
139,290
Consumer Finance -
1 .0%
Bajaj Finance Ltd. 930 10,925
Muthoot Finance Ltd. 3,555 127,297
SBI Cards & Payment Services Ltd. 605 5,988
Sundaram Finance Ltd. 110 5,693
149,903
Consumer Staples Distribution & Retail -
0 .5%
Nahdi Medical Co. 160 4,949
President Chain Store Corp. 8,800 68,274
73,223
Containers & Packaging -
0 .0% (c)
Klabin SA (Preference) 6,000 4,000
Diversified Telecommunication Services -
3 .9%
China Tower Corp. Ltd., Class H(a) 55,000 79,469
Chunghwa Telecom Co. Ltd. 21,700 92,473
Emirates Integrated
Telecommunications Co. PJSC 40,000 102,806
Emirates Telecommunications Group
Co. PJSC 5,345 28,232
Ooredoo QPSC 8,815 32,805

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Emerging Markets Quality Low Volatility Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 68
Investments Shares Value
COMMON STOCKS (continued)
Diversified Telecommunication Services
(continued)
Saudi Telecom Co. 7,560 $ 91,079
Telefonica Brasil SA 12,500 74,371
Telekom Malaysia Bhd. 43,000 74,952
576,187
Electric Utilities -
2 .2%
CPFL Energia SA 15,000 115,874
Korea Electric Power Corp. 2,130 63,612
Manila Electric Co. 10,250 101,890
Power Grid Corp. of India Ltd. 12,905 41,890
323,266
Electronic Equipment, Instruments & Components -
0 .3%
Hon Hai Precision Industry Co. Ltd. 5,000 41,882
Energy Equipment & Services -
0 .2%
ADNOC Drilling Co. PJSC 19,820 30,111
Entertainment -
1 .3%
Krafton, Inc.* 505 97,828
NetEase, Inc., ADR 700 98,070
195,898
Food Products -
3 .4%
Britannia Industries Ltd. 1,860 122,290
Marico Ltd. 10,990 89,131
Nestle India Ltd. 6,330 90,674
Tingyi Cayman Islands Holding Corp. 80,000 109,724
Want Want China Holdings Ltd. 150,000 96,884
508,703
Gas Utilities -
0 .5%
Petronas Gas Bhd. 18,000 79,513
Ground Transportation -
0 .5%
Rumo SA 23,000 67,994
Health Care Providers & Services -
1 .8%
Bangkok Dusit Medical Services
PCL, NVDR 82,000 47,930
Bumrungrad Hospital PCL, NVDR 17,000 90,428
Dr Sulaiman Al Habib Medical
Services Group Co. 555 40,284
IHH Healthcare Bhd. 46,500 91,601
270,243
Hotels, Restaurants & Leisure -
0 .8%
Meituan, Class B*(a) 5,300 69,556
Tongcheng Travel Holdings Ltd.(a) 8,000 22,027
Trip.com Group Ltd. 400 27,971
119,554
Independent Power and Renewable Electricity Producers
-
0 .6%
Aboitiz Power Corp. 131,500 92,173
Investments Shares Value
Independent Power and Renewable Electricity Producers
(continued)
Unipro PAO*‡ 726,000 $ —
92,173
Industrial Conglomerates -
0 .5%
Industries Qatar QSC 21,915 76,441
Insurance -
2 .7%
BB Seguridade Participacoes SA 18,500 112,852
Caixa Seguridade Participacoes SA 42,000 116,754
PICC Property & Casualty Co. Ltd.,
Class H 40,000 94,491
Ping An Insurance Group Co. of
China Ltd., Class H 5,000 36,122
Porto Seguro SA 4,500 40,152
400,371
Interactive Media & Services -
4 .8%
Tencent Holdings Ltd. 8,900 720,272
IT Services -
4 .5%
Arabian Internet & Communications
Services Co. 980 65,801
Elm Co. 245 61,836
HCL Technologies Ltd. 7,600 131,973
Infosys Ltd. 3,905 65,206
Samsung SDS Co. Ltd. 790 101,470
Tata Consultancy Services Ltd. 7,245 249,576
675,862
Life Sciences Tools & Services -
1 .3%
Divi's Laboratories Ltd. 1,120 85,011
Samsung Biologics Co. Ltd.*(a) 125 107,124
192,135
Marine Transportation -
0 .3%
MISC Bhd. 24,500 45,572
Metals & Mining -
0 .1%
Polyus PJSC*‡ 5,460 —
Vale SA 1,500 18,178
18,178
Multi-Utilities -
1 .4%
Dubai Electricity & Water Authority
PJSC 148,925 112,719
Qatar Electricity & Water Co. QSC 23,935 100,973
213,692
Office REITs -
0 .6%
Embassy Office Parks REIT, REIT 17,235 83,281
Oil, Gas & Consumable Fuels -
4 .6%
ADNOC Logistics & Services 2,240 3,501
China Coal Energy Co. Ltd., Class H 90,000 126,798
China Petroleum & Chemical Corp.,
Class H 50,000 26,569

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Emerging Markets Quality Low Volatility Index Fund (cont.)
69 FLEXSHARES ANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels
(continued)
China Shenhua Energy Co. Ltd.,
Class H 28,000 $ 145,761
Petronas Dagangan Bhd. 8,500 46,031
Petronet LNG Ltd. 1,015 3,216
Qatar Fuel QSC 25,960 106,949
Reliance Industries Ltd. 4,320 72,335
Surgutneftegas PAO (Preference)*‡ 156,600 —
Turkiye Petrol Rafinerileri A/S 15,495 72,817
United Tractors Tbk. PT 51,500 83,304
687,281
Personal Care Products -
1 .5%
Colgate-Palmolive India Ltd. 230 5,811
Dabur India Ltd. 9,640 52,945
Godrej Consumer Products Ltd. 560 7,057
Hindustan Unilever Ltd. 5,935 164,836
230,649
Pharmaceuticals -
3 .8%
Cipla Ltd. 6,785 114,748
Dr Reddy's Laboratories Ltd. 5,655 76,291
Livzon Pharmaceutical Group, Inc.,
Class H 3,500 14,077
Lupin Ltd. 3,535 78,190
Sun Pharmaceutical Industries Ltd. 7,600 144,746
Torrent Pharmaceuticals Ltd. 2,700 108,281
Zydus Lifesciences Ltd. 2,835 31,120
567,453
Real Estate Management & Development -
0 .0% (c)
Emaar Properties PJSC 955 3,692
Semiconductors & Semiconductor Equipment -
14 .0%
MediaTek, Inc. 1,570 66,904
SK hynix, Inc. 325 127,513
Taiwan Semiconductor Manufacturing
Co. Ltd. 38,300 1,868,840
United Microelectronics Corp. 15,000 22,641
2,085,898
Specialty Retail -
1 .3%
Abu Dhabi National Oil Co. for
Distribution PJSC 71,955 70,330
Jarir Marketing Co. 32,290 122,267
192,597
Technology Hardware, Storage & Peripherals -
3 .5%
Catcher Technology Co. Ltd. 15,600 100,732
Samsung Electronics Co. Ltd. 5,510 415,740
516,472
Textiles, Apparel & Luxury Goods -
0 .0% (c)
Page Industries Ltd. 10 4,641
Tobacco -
1 .4%
ITC Ltd. 27,330 129,413
Investments Shares Value
Tobacco
(continued)
KT&G Corp. 895 $ 84,302
213,715
Transportation Infrastructure -
1 .6%
China Merchants Port Holdings Co.
Ltd. 38,000 73,534
Salik Co. PJSC 61,345 99,877
Taiwan High Speed Rail Corp. 80,000 71,175
244,586
Water Utilities -
1 .5%
Emirates Central Cooling Systems
Corp. 229,480 98,716
Guangdong Investment Ltd. 126,000 119,804
218,520
Wireless Telecommunication Services -
4 .2%
Advanced Info Service PCL, NVDR 9,800 91,529
Bharti Airtel Ltd. 4,910 113,636
Celcomdigi Bhd. 83,500 71,777
Etihad Etisalat Co. 1,320 23,847
Far EasTone Telecommunications
Co. Ltd. 36,500 109,829
Mobile Telecommunications Co.
KSCP 44,150 76,376
SK Telecom Co. Ltd. 1,860 68,277
Taiwan Mobile Co. Ltd. 22,000 78,364
633,635
Total Common Stocks
(Cost $11,606,639) 14,909,051
Principal
Amount
SECURITIES LENDING REINVESTMENTS - 3 .1% (d)
REPURCHASE AGREEMENTS - 3 .1%
CF Secured LLC
4.13%, dated 10/31/2025, due
11/3/2025, repurchase price
$469,649, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 6.75%,
maturing 11/15/2025 - 2/15/2055;
total market value $476,480
(Cost $469,488) $469,488 469,488
Total Investments - 102.8%
(Cost $12,076,127) 15,378,539
Liabilities in excess of other assets - (2.8%) (420,223)
NET ASSETS - 100.0% $14,958,316
* Non-income producing security.
‡ Security is valued using significant unobservable inputs
and is classified as Level 3 in the fair value hierarchy.

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Emerging Markets Quality Low Volatility Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 70
(a) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies
to securities offerings that are made outside of the
United States and do not involve direct selling efforts in
the United States and as such may have restrictions on
resale.
(b) The security or a portion of this security is on loan at
October 31, 2025. The total value of securities on loan
at October 31, 2025 was $450,787, collateralized in
the form of cash with a value of $469,488 that was
reinvested in the securities shown in the Securities
Lending Reinvestment section of the Schedule of
Investments.
(c) Represents less than 0.05% of net assets.
(d) The security was purchased with cash collateral held
from securities on loan at October 31, 2025. The total
value of securities purchased was $469,488.
Percentages shown are based on Net Assets.
Abbreviations
ADR — American Depositary Receipt
NVDR — Non-Voting Depositary Receipt
PJSC — Public Joint Stock Company
Preference — A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
REIT — Real Estate Investment Trust
As of October 31, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 3,797,442
Aggregate gross unrealized depreciation (663,895)
Net unrealized appreciation $ 3,133,547
Federal income tax cost $ 12,251,649
Futures Contracts
FlexShares
®
Emerging Markets Quality Low Volatility Index Fund had the following open futures contracts as of October 31, 2025:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Appreciation *
Long Contracts
MSCI Emerging Markets E-Mini Index 2 12/19/2025 USD $ 140,760 $ 6,640
*
This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the
Statement of Assets and Liabilities for futures contracts.
Forward Foreign Currency Contracts
FlexShares
®
Emerging Markets Quality Low Volatility Index Fund had the following outstanding contracts as of October 31, 2025:
Contracts to Receive Counterparty In Exchange For Maturity Date
Unrealized
Appreciation/
(Depreciation)
USD 28,147 Goldman Sachs & Co. INR
*
2,500,000 12/17/2025 $ 49
Total unrealized appreciation $ 49
INR
*
620,000 Citigroup Global Markets, Inc. USD 7,000 12/17/2025 $ (32)
Total unrealized depreciation $ (32)
Net unrealized appreciation $ 17
* Non-deliverable forward. See Note 2 in the Notes to Financial Statements.
Abbreviations:
INR — Indian Rupee
USD — US Dollar

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Emerging Markets Quality Low Volatility Index Fund (cont.)
71 FLEXSHARES ANNUAL REPORT
FlexShares® Emerging Markets Quality Low Volatility Index invested, as a percentage of net assets, in companies domiciled in the following countries as of October 31, 2025:
Brazil 3 .8%
Chile 0 .0
†
China 22 .2
India 21 .3
Indonesia 1 .3
Kuwait 1 .8
Malaysia 4 .6
Mexico 0 .4
Morocco 0 .7
Peru 0 .5
Philippines 1 .8
Qatar 3 .6
Saudi Arabia 3 .5
South Africa 0 .2
South Korea 7 .8
Taiwan 19 .0
Thailand 1 .5
Turkey 1 .1
United Arab Emirates 4 .6
Other
1
0 .3
100.0%
†
Amount represents less than 0.05%.
1
Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).
Security Type % of Net Assets
Common Stocks 99 .7%
Securities Lending Reinvestments 3 .1
Others
(1)
( 2 .8 )
100 .0%
(1)
Includes any other net assets/(liabilities).

FLEXSHARES ANNUAL REPORT 72
See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
Schedule of Investments
FlexShares
®
Morningstar US Market Factor Tilt Index Fund
October 31, 2025
Investments Shares Value
COMMON STOCKS -
99 .4%
Aerospace & Defense -
2 .1%
AAR Corp.*(a) 2,157 $ 181,641
AeroVironment, Inc.*(a) 1,378 509,736
Archer Aviation, Inc., Class A*(a) 11,261 126,348
ATI, Inc.* 6,579 651,124
Axon Enterprise, Inc.* 1,530 1,120,312
Boeing Co. (The)* 19,430 3,905,819
BWX Technologies, Inc.(a) 3,542 756,607
Carpenter Technology Corp. 2,250 710,775
Curtiss-Wright Corp. 920 548,072
Ducommun, Inc.* 462 42,388
Eve Holding, Inc.* 11,850 51,666
GE Aerospace 22,500 6,951,375
General Dynamics Corp. 6,273 2,163,558
HEICO Corp. 1,050 333,658
HEICO Corp., Class A 1,540 381,504
Hexcel Corp.(a) 2,850 203,490
Howmet Aerospace, Inc. 8,550 1,760,873
Huntington Ingalls Industries, Inc.(a) 1,800 579,636
Intuitive Machines, Inc., Class A*(a) 8,700 103,791
Karman Holdings, Inc.* 300 25,272
Kratos Defense & Security Solutions,
Inc.*(a) 5,850 530,010
L3Harris Technologies, Inc. 3,978 1,150,040
Leonardo DRS, Inc. 1,350 49,356
Loar Holdings, Inc.*(a) 450 35,608
Lockheed Martin Corp. 5,100 2,508,588
Mercury Systems, Inc.* 3,219 249,183
Moog, Inc., Class A 1,500 307,275
Northrop Grumman Corp. 3,675 2,144,179
Redwire Corp.*(a) 7,800 61,386
Rocket Lab Corp.*(a) 16,650 1,048,617
RTX Corp. 35,250 6,292,125
Spirit AeroSystems Holdings, Inc.,
Class A*(a) 4,896 179,634
StandardAero, Inc.* 3,798 109,724
Textron, Inc. 5,202 420,374
TransDigm Group, Inc. 1,083 1,417,116
V2X, Inc.*(a) 2,850 162,706
VSE Corp.(a) 300 54,204
Woodward, Inc. 2,772 726,569
38,554,339
Air Freight & Logistics -
0 .3%
CH Robinson Worldwide, Inc.(a) 4,434 682,791
Expeditors International of
Washington, Inc.(a) 3,000 365,700
FedEx Corp. 5,850 1,484,847
GXO Logistics, Inc.* 21,000 1,180,410
Hub Group, Inc., Class A 4,743 174,685
United Parcel Service, Inc., Class B 20,100 1,938,042
5,826,475
Investments Shares Value
Automobile Components -
0 .5%
Adient plc*(a) 14,533 $ 337,020
Aptiv plc* 4,800 389,280
Autoliv, Inc.(a) 12,238 1,429,398
BorgWarner, Inc. 39,617 1,701,946
Dana, Inc.(a) 24,933 506,140
Dorman Products, Inc.*(a) 1,530 205,219
Fox Factory Holding Corp.* 10,800 238,788
Garrett Motion, Inc.(a) 20,804 352,420
Gentex Corp. 9,484 222,400
Gentherm, Inc.* 7,200 264,960
Goodyear Tire & Rubber Co. (The)* 36,750 253,207
LCI Industries(a) 5,250 543,322
Lear Corp. 9,052 947,292
Mobileye Global, Inc., Class A* 8,400 110,460
Modine Manufacturing Co.*(a) 2,604 398,959
Patrick Industries, Inc.(a) 1,950 203,522
Phinia, Inc.(a) 8,700 451,617
QuantumScape Corp., Class A* 8,850 163,194
Standard Motor Products, Inc. 2,400 89,112
Visteon Corp.(a) 4,131 442,678
XPEL, Inc.*(a)(b) 2,557 87,194
9,338,128
Automobiles -
1 .7%
Ford Motor Co. 101,028 1,326,498
General Motors Co. 26,400 1,823,976
Harley-Davidson, Inc.(a) 17,828 480,999
Lucid Group, Inc., Class A*(a) 8,475 150,431
Rivian Automotive, Inc., Class A*(a) 15,300 207,621
Tesla, Inc.* 58,950 26,914,212
Thor Industries, Inc.(a) 2,910 303,659
Winnebago Industries, Inc.(a) 1,869 70,480
31,277,876
Banks -
5 .6%
1st Source Corp. 2,400 142,656
Amalgamated Financial Corp.(a) 5,508 150,148
Amerant Bancorp, Inc., Class A 5,064 84,923
Ameris Bancorp 12,600 902,412
Associated Banc-Corp. 33,040 818,401
Atlantic Union Bankshares Corp.(a) 25,263 821,553
Axos Financial, Inc.* 9,900 772,002
Banc of California, Inc. 9,900 168,003
BancFirst Corp.(a) 1,382 150,445
Bancorp, Inc. (The)* 3,000 196,110
Bank of America Corp. 178,650 9,548,842
Bank of Hawaii Corp. 450 29,219
Bank OZK 20,250 911,047
BankUnited, Inc.(a) 14,074 564,086
Banner Corp.(a) 2,602 157,135
Beacon Financial Corp. 12,768 310,773
BOK Financial Corp.(a) 3,825 400,019
Burke & Herbert Financial Services
Corp. 1,050 61,803

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)
73 FLEXSHARES ANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Banks
(continued)
Business First Bancshares, Inc.(a) 2,100 $ 51,492
Byline Bancorp, Inc. 6,732 180,014
Cadence Bank(a) 32,734 1,235,381
Camden National Corp. 918 35,022
Capital City Bank Group, Inc. 600 23,340
Capitol Federal Financial, Inc. 35,400 213,816
Cathay General Bancorp 13,462 611,848
Central Pacific Financial Corp. 2,295 65,430
Citigroup, Inc. 49,050 4,965,331
Citizens Financial Group, Inc. 13,050 663,853
City Holding Co.(a) 308 36,307
Coastal Financial Corp.* 1,200 127,800
Columbia Banking System, Inc.(a) 48,600 1,302,480
Comerica, Inc.(a) 24,450 1,870,425
Commerce Bancshares, Inc.(a) 4,050 213,152
Community Financial System, Inc.(a) 3,300 183,084
Community Trust Bancorp, Inc. 1,694 86,724
ConnectOne Bancorp, Inc. 951 22,881
Cullen/Frost Bankers, Inc.(a) 2,850 350,949
Customers Bancorp, Inc.* 4,125 276,870
CVB Financial Corp. 8,400 154,308
Dime Community Bancshares, Inc. 5,100 133,875
East West Bancorp, Inc.(a) 4,350 441,960
Eastern Bankshares, Inc.(a) 12,750 223,508
Enterprise Financial Services Corp.
(a) 8,100 424,197
FB Financial Corp. 918 49,581
Fifth Third Bancorp(a) 19,121 795,816
First Bancorp/NC(a) 2,926 142,028
First Bancorp/PR 30,150 587,624
First Busey Corp.(a) 16,524 369,477
First Citizens BancShares, Inc.,
Class A 308 562,045
First Commonwealth Financial Corp.
(a) 20,785 317,803
First Financial Bancorp 15,397 360,444
First Financial Bankshares, Inc. 2,610 80,623
First Financial Corp. 600 31,992
First Hawaiian, Inc.(a) 24,321 596,594
First Horizon Corp. 93,300 1,992,888
First Interstate BancSystem, Inc.,
Class A 14,839 463,719
First Merchants Corp. 9,750 345,930
First Mid Bancshares, Inc. 6,000 214,380
Flagstar Bank NA 5,850 66,807
FNB Corp.(a) 63,938 1,005,105
Fulton Financial Corp.(a) 31,663 549,986
Glacier Bancorp, Inc.(a) 3,204 130,883
Great Southern Bancorp, Inc. 306 17,044
Hancock Whitney Corp. 14,992 856,193
Hanmi Financial Corp.(a) 2,400 63,360
Heritage Commerce Corp.(a) 18,300 190,320
Heritage Financial Corp. 4,800 106,512
Hilltop Holdings, Inc. 4,131 133,431
Investments Shares Value
Banks
(continued)
Home BancShares, Inc.(a) 34,264 $ 915,191
Hope Bancorp, Inc. 13,200 138,468
Horizon Bancorp, Inc.(a) 13,050 203,580
Huntington Bancshares, Inc. 40,049 618,357
Independent Bank Corp.(a) 8,566 576,406
Independent Bank Corp./MI 918 27,742
International Bancshares Corp. 10,650 706,947
JPMorgan Chase & Co. 72,300 22,493,976
KeyCorp 27,075 476,249
Lakeland Financial Corp. 616 35,143
Live Oak Bancshares, Inc. 612 19,058
M&T Bank Corp. 4,500 827,415
Mercantile Bank Corp.(a) 1,989 87,218
Metrocity Bankshares, Inc. 15 384
Metropolitan Bank Holding Corp.(a) 900 59,643
National Bank Holdings Corp., Class
A 3,150 112,329
NBT Bancorp, Inc. 306 12,384
Nicolet Bankshares, Inc.(a) 1,050 124,047
Northwest Bancshares, Inc. 23,250 272,257
OceanFirst Financial Corp.(a) 12,085 219,705
OFG Bancorp 9,450 365,337
Old National Bancorp(a) 59,400 1,213,542
Old Second Bancorp, Inc.(a) 3,825 68,659
Origin Bancorp, Inc. 3,213 111,363
Orrstown Financial Services, Inc. 1,062 35,343
Park National Corp.(a) 308 46,875
Pathward Financial, Inc.(a) 1,950 132,717
Peoples Bancorp, Inc.(a) 4,928 140,941
Pinnacle Financial Partners, Inc. 3,600 306,756
PNC Financial Services Group, Inc.
(The) 10,555 1,926,815
Popular, Inc. 12,450 1,387,801
Preferred Bank(a) 3,000 270,750
Prosperity Bancshares, Inc. 15,329 1,008,955
Provident Financial Services, Inc.(a) 19,676 359,874
QCR Holdings, Inc. 1,694 126,017
Regions Financial Corp. 25,350 613,470
Renasant Corp.(a) 1,650 55,490
Republic Bancorp, Inc., Class A 306 20,165
S&T Bancorp, Inc. 6,579 241,055
Seacoast Banking Corp. of Florida 900 27,270
ServisFirst Bancshares, Inc. 3,066 215,448
Simmons First National Corp., Class
A(a) 8,566 148,877
Southside Bancshares, Inc.(a) 5,850 164,502
SouthState Bank Corp. 18,356 1,627,259
Stellar Bancorp, Inc. 4,950 145,679
Stock Yards Bancorp, Inc. 462 30,039
Synovus Financial Corp. 26,850 1,198,584
Texas Capital Bancshares, Inc.* 2,754 230,895
Tompkins Financial Corp. 3,450 218,937
Towne Bank(a) 5,250 170,677
TriCo Bancshares(a) 4,131 182,714
Triumph Financial, Inc.*(a) 1,989 108,321
Truist Financial Corp. 34,570 1,542,859

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 74
Investments Shares Value
COMMON STOCKS (continued)
Banks
(continued)
TrustCo Bank Corp. NY(a) 5,400 $ 203,634
Trustmark Corp. 12,300 457,806
UMB Financial Corp.(a) 12,553 1,341,665
United Bankshares, Inc. 23,331 835,016
United Community Banks, Inc.(a) 18,300 534,360
Univest Financial Corp. 4,131 121,286
US Bancorp 39,150 1,827,522
Valley National Bancorp 73,804 802,249
WaFd, Inc. 16,500 478,995
Webster Financial Corp. 31,050 1,771,092
Wells Fargo & Co. 85,500 7,435,935
WesBanco, Inc. 18,900 568,890
Westamerica Bancorp 5,202 247,875
Western Alliance Bancorp(a) 20,850 1,612,748
Wintrust Financial Corp.(a) 11,626 1,511,613
WSFS Financial Corp. 2,700 140,643
Zions Bancorp NA 27,450 1,430,419
103,806,442
Beverages -
0 .8%
Boston Beer Co., Inc. (The), Class
A*(a) 6 1,242
Brown-Forman Corp., Class A(a) 4,058 110,053
Brown-Forman Corp., Class B(a) 2,928 79,729
Celsius Holdings, Inc.* 7,650 460,760
Coca-Cola Co. (The) 83,550 5,756,595
Coca-Cola Consolidated, Inc. 1,680 219,038
Constellation Brands, Inc., Class A(a) 2,616 343,690
Keurig Dr Pepper, Inc. 22,350 607,026
MGP Ingredients, Inc.(a) 93 2,251
Molson Coors Beverage Co., Class B 29,113 1,272,820
Monster Beverage Corp.* 15,450 1,032,523
National Beverage Corp.* 465 15,936
PepsiCo, Inc. 36,450 5,324,980
Primo Brands Corp., Class A(a) 450 9,887
Vita Coco Co., Inc. (The)* 3,672 151,213
15,387,743
Biotechnology -
2 .2%
AbbVie, Inc. 46,350 10,106,154
ACADIA Pharmaceuticals, Inc.* 3,600 81,720
ADMA Biologics, Inc.*(a) 4,200 65,016
Agios Pharmaceuticals, Inc.*(a) 4,081 176,462
Akebia Therapeutics, Inc.*(a) 7,500 16,575
Akero Therapeutics, Inc.*(a) 2,895 156,909
Alkermes plc* 8,700 267,090
Alnylam Pharmaceuticals, Inc.* 2,757 1,257,302
Amgen, Inc. 13,927 4,156,235
Amicus Therapeutics, Inc.*(a) 3,869 34,937
Apellis Pharmaceuticals, Inc.* 5,856 125,728
Arcellx, Inc.*(a) 1,050 94,763
Arcus Biosciences, Inc.*(a) 7,500 147,900
Arcutis Biotherapeutics, Inc.*(a) 2,883 72,969
Ardelyx, Inc.*(a) 15,450 93,627
Arrowhead Pharmaceuticals, Inc.*(a) 5,250 222,547
Investments Shares Value
Biotechnology
(continued)
ARS Pharmaceuticals, Inc.* 2,400 $ 21,504
Aurinia Pharmaceuticals, Inc.* 12,085 159,159
Avidity Biosciences, Inc.* 4,230 295,466
Beam Therapeutics, Inc.*(a) 4,950 123,800
BioCryst Pharmaceuticals, Inc.*(a) 10,555 77,263
Biogen, Inc.* 3,663 565,091
Biohaven Ltd.* 108 1,858
BioMarin Pharmaceutical, Inc.* 2,472 132,425
Bridgebio Pharma, Inc.*(a) 6,732 421,692
Capricor Therapeutics, Inc.*(a) 4,800 31,248
CareDx, Inc.*(a) 2,850 42,750
Catalyst Pharmaceuticals, Inc.* 8,250 175,478
Celldex Therapeutics, Inc.* 5,850 156,370
CG oncology, Inc.*(a) 2,448 105,925
Cogent Biosciences, Inc.* 5,202 84,793
CRISPR Therapeutics AG*(a) 4,800 307,152
Cytokinetics, Inc.*(a) 5,151 327,552
Day One Biopharmaceuticals, Inc.* 49 365
Denali Therapeutics, Inc.*(a) 16 260
Disc Medicine, Inc.*(a) 300 25,866
Dynavax Technologies Corp.*(a) 82 841
Dyne Therapeutics, Inc.*(a) 22,650 511,437
Exact Sciences Corp.* 6,300 407,547
Exelixis, Inc.* 12,150 469,841
Geron Corp.*(a) 107 135
Gilead Sciences, Inc. 33,000 3,953,070
Gyre Therapeutics, Inc.*(a) 123 953
Halozyme Therapeutics, Inc.* 6,120 398,963
Ideaya Biosciences, Inc.* 5,550 176,823
ImmunityBio, Inc.*(a) 20,345 48,828
Immunome, Inc.*(a) 60 964
Immunovant, Inc.*(a) 126 3,110
Incyte Corp.* 3,519 328,956
Insmed, Inc.* 4,350 824,760
Intellia Therapeutics, Inc.*(a) 6,900 87,078
Ionis Pharmaceuticals, Inc.* 5,487 407,684
Iovance Biotherapeutics, Inc.*(a) 78,376 154,401
Janux Therapeutics, Inc.*(a) 4,350 124,889
Keros Therapeutics, Inc.* 7,200 109,584
Kiniksa Pharmaceuticals International
plc, Class A*(a) 1,071 39,638
Krystal Biotech, Inc.*(a) 1,377 271,971
Kura Oncology, Inc.*(a) 11,400 117,078
Kymera Therapeutics, Inc.*(a) 2,754 170,307
Madrigal Pharmaceuticals, Inc.*(a) 765 320,458
MannKind Corp.*(a) 9,750 54,502
MiMedx Group, Inc.* 57 436
Mirum Pharmaceuticals, Inc.*(a) 450 32,693
Moderna, Inc.*(a) 11,100 301,476
MoonLake Immunotherapeutics,
Class A*(a) 750 7,575
Myriad Genetics, Inc.*(a) 3 24
Natera, Inc.* 3,213 639,162
Neurocrine Biosciences, Inc.* 3,750 537,038
Novavax, Inc.*(a) 27,889 234,268
Nurix Therapeutics, Inc.*(a) 12,900 166,926

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)
75 FLEXSHARES ANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Biotechnology
(continued)
Nuvalent, Inc., Class A* 1,650 $ 163,878
Praxis Precision Medicines, Inc.*(a) 1,200 238,512
Protagonist Therapeutics, Inc.*(a) 1,071 84,202
PTC Therapeutics, Inc.*(a) 2,448 167,223
Recursion Pharmaceuticals, Inc.,
Class A*(a) 28,200 155,664
Regeneron Pharmaceuticals, Inc. 2,850 1,857,630
Relay Therapeutics, Inc.* 149 1,064
Replimune Group, Inc.*(a) 6,795 66,115
Revolution Medicines, Inc.*(a) 7,650 450,126
Rhythm Pharmaceuticals, Inc.*(a) 2,754 313,295
Rocket Pharmaceuticals, Inc.*(a) 85 320
Roivant Sciences Ltd.*(a) 10,500 209,895
Sarepta Therapeutics, Inc.* 54 1,297
Savara, Inc.* 17,132 71,098
Scholar Rock Holding Corp.*(a) 198 5,865
Soleno Therapeutics, Inc.*(a) 2,409 161,788
Spyre Therapeutics, Inc.*(a) 12,300 300,858
Summit Therapeutics, Inc.*(a) 4,743 89,690
Syndax Pharmaceuticals, Inc.*(a) 9,331 127,835
TG Therapeutics, Inc.*(a) 4,590 159,640
Travere Therapeutics, Inc.*(a) 1,800 63,288
Twist Bioscience Corp.*(a) 51 1,677
Ultragenyx Pharmaceutical, Inc.* 690 23,874
uniQure NV* 1,650 111,688
United Therapeutics Corp.* 1,071 477,056
Vaxcyte, Inc.*(a) 18,150 821,832
Vera Therapeutics, Inc., Class A* 11,550 328,713
Veracyte, Inc.*(a) 5,661 204,249
Vertex Pharmaceuticals, Inc.* 5,550 2,361,913
Viking Therapeutics, Inc.* 639 24,333
Vir Biotechnology, Inc.*(a) 9,750 58,110
Viridian Therapeutics, Inc.*(a) 7,191 169,923
Xencor, Inc.*(a) 114 1,677
Zymeworks, Inc.*(a) 7,050 134,549
40,444,244
Broadline Retail -
3 .0%
Amazon.com, Inc.* 204,750 50,004,045
Coupang, Inc., Class A* 27,840 890,045
Dillard's, Inc., Class A(a) 306 183,624
eBay, Inc. 13,200 1,073,292
Etsy, Inc.* 4,437 275,094
Kohl's Corp.(a) 5,100 82,977
Macy's, Inc. 43,025 838,557
MercadoLibre, Inc.* 983 2,287,697
Ollie's Bargain Outlet Holdings,
Inc.*(a) 2,772 334,885
55,970,216
Building Products -
0 .7%
A O Smith Corp.(a) 3,838 253,270
AAON, Inc.(a) 3,234 318,193
Advanced Drainage Systems, Inc. 2,850 399,142
Allegion plc 1,683 278,991
Investments Shares Value
Building Products
(continued)
American Woodmark Corp.*(a) 3,519 $ 224,266
Apogee Enterprises, Inc. 4,845 177,375
Armstrong World Industries, Inc. 1,500 285,645
AZZ, Inc.(a) 1,950 194,708
Builders FirstSource, Inc.* 3,522 409,151
Carlisle Cos., Inc. 1,050 341,302
Carrier Global Corp. 18,000 1,070,820
CSW Industrials, Inc.(a) 1,059 265,195
Fortune Brands Innovations, Inc.(a) 3,375 171,450
Gibraltar Industries, Inc.*(a) 617 38,495
Griffon Corp.(a) 2,550 188,725
Hayward Holdings, Inc.*(a) 10,555 179,118
Janus International Group, Inc.* 26,310 252,576
Johnson Controls International plc 14,400 1,647,216
Lennox International, Inc. 765 386,325
Masco Corp.(a) 5,100 330,276
Masterbrand, Inc.* 23,675 299,015
Owens Corning 2,700 343,737
Quanex Building Products Corp. 2,469 35,084
Resideo Technologies, Inc.*(a) 23,549 1,007,897
Simpson Manufacturing Co., Inc. 1,386 244,629
Tecnoglass, Inc. 450 26,834
Trane Technologies plc 4,800 2,153,520
Trex Co., Inc.* 6,102 294,849
UFP Industries, Inc.(a) 3,150 290,210
Zurn Elkay Water Solutions Corp.(a) 4,650 219,062
12,327,076
Capital Markets -
3 .2%
Acadian Asset Management, Inc. 3,000 144,300
Affiliated Managers Group, Inc. 5,550 1,320,678
Ameriprise Financial, Inc. 2,100 950,817
Ares Management Corp., Class A 3,900 579,969
Artisan Partners Asset Management,
Inc., Class A 1,836 80,160
Bank of New York Mellon Corp. (The) 18,600 2,007,498
BGC Group, Inc., Class A(a) 23,100 211,134
BlackRock, Inc. 3,600 3,898,116
Blackstone, Inc. 15,298 2,243,299
Blue Owl Capital, Inc., Class A(a) 15,251 240,508
Carlyle Group, Inc. (The)(a) 4,590 244,739
Charles Schwab Corp. (The) 43,800 4,139,976
CME Group, Inc. 7,651 2,031,264
Cohen & Steers, Inc.(a) 1,377 94,077
Coinbase Global, Inc., Class A* 4,431 1,523,289
DigitalBridge Group, Inc.(a) 3,450 40,814
Donnelley Financial Solutions,
Inc.*(a) 1,071 49,212
Evercore, Inc., Class A 1,683 495,744
FactSet Research Systems, Inc. 620 165,416
Federated Hermes, Inc., Class B 13,462 652,638
Franklin Resources, Inc. 49,866 1,127,470
Freedom Holding Corp.*(a) 300 46,098
Goldman Sachs Group, Inc. (The) 8,100 6,393,897
Hamilton Lane, Inc., Class A(a) 2,142 244,102
Houlihan Lokey, Inc., Class A(a) 1,950 349,206

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 76
Investments Shares Value
COMMON STOCKS (continued)
Capital Markets
(continued)
Interactive Brokers Group, Inc., Class
A 10,200 $ 717,672
Intercontinental Exchange, Inc. 12,150 1,777,424
Invesco Ltd. 62,255 1,475,444
Janus Henderson Group plc 23,700 1,032,372
Jefferies Financial Group, Inc. 28,050 1,481,881
Kayne Anderson BDC, Inc. 1,309 18,797
KKR & Co., Inc. 14,550 1,721,701
Lazard, Inc., Class A(a) 2,250 109,800
LPL Financial Holdings, Inc. 1,836 692,741
MarketAxess Holdings, Inc. 1,200 192,072
Moelis & Co., Class A 2,926 185,304
Moody's Corp. 3,300 1,584,990
Morgan Stanley 32,850 5,387,400
Morningstar, Inc. 762 161,773
MSCI, Inc. 1,694 997,004
Nasdaq, Inc. 7,650 653,999
Northern Trust Corp.(c) 5,550 714,118
Piper Sandler Cos.(a) 768 245,192
PJT Partners, Inc., Class A(a) 450 72,500
Raymond James Financial, Inc. 4,590 728,295
Robinhood Markets, Inc., Class A* 14,700 2,157,666
S&P Global, Inc. 6,600 3,215,586
SEI Investments Co. 3,366 271,333
State Street Corp. 8,250 954,195
StepStone Group, Inc., Class A 2,142 130,405
Stifel Financial Corp. 5,049 597,953
StoneX Group, Inc.*(a) 8,613 791,707
T. Rowe Price Group, Inc.(a) 5,079 520,750
TPG, Inc., Class A(a) 3,750 206,400
Tradeweb Markets, Inc., Class A 2,850 300,361
Victory Capital Holdings, Inc., Class
A(a) 7,350 457,684
Virtu Financial, Inc., Class A(a) 16,200 564,408
Virtus Investment Partners, Inc. 768 125,046
WisdomTree, Inc.(a) 154 1,842
59,520,236
Chemicals -
1 .3%
AdvanSix, Inc. 8,793 163,462
Air Products and Chemicals, Inc.(a) 4,800 1,164,432
Albemarle Corp. 20,550 2,018,626
Ashland, Inc. 179 8,753
Avient Corp.(a) 18,450 591,692
Axalta Coating Systems Ltd.* 7,252 206,464
Balchem Corp. 1,694 259,843
Cabot Corp.(a) 10,350 698,418
Celanese Corp.(a) 16,950 651,558
CF Industries Holdings, Inc. 5,050 420,615
Chemours Co. (The)(a) 21,990 294,446
Corteva, Inc. 14,233 874,476
Dow, Inc. 11,114 265,069
DuPont de Nemours, Inc. 10,090 823,848
Eastman Chemical Co.(a) 19,800 1,178,496
Ecolab, Inc. 5,202 1,333,793
Investments Shares Value
Chemicals
(continued)
Ecovyst, Inc.*(a) 27,534 $ 225,503
Element Solutions, Inc.(a) 11,550 308,616
FMC Corp.(a) 23,400 354,978
Hawkins, Inc.(a) 462 65,535
HB Fuller Co.(a) 978 56,108
Huntsman Corp. 45 373
Ingevity Corp.* 6,000 322,320
Innospec, Inc. 1,966 144,658
International Flavors & Fragrances,
Inc. 4,014 252,762
Kronos Worldwide, Inc.(a) 2,355 11,587
Linde plc 10,050 4,203,915
LyondellBasell Industries NV, Class A 5,250 243,705
Minerals Technologies, Inc. 5,250 297,937
Mosaic Co. (The) 57,900 1,589,355
NewMarket Corp. 308 236,513
Olin Corp. 8,163 168,974
Orion SA 127 673
Perimeter Solutions, Inc.*(a) 20,400 479,604
PPG Industries, Inc. 5,217 509,962
PureCycle Technologies, Inc.*(a) 11,100 128,538
Quaker Chemical Corp.(a) 1,209 167,918
RPM International, Inc. 2,464 269,266
Scotts Miracle-Gro Co. (The) 9,450 505,764
Sensient Technologies Corp.(a) 1,368 128,989
Sherwin-Williams Co. (The) 4,899 1,689,861
Solstice Advanced Materials, Inc.* 204 9,194
Stepan Co. 195 8,453
Tronox Holdings plc 2,263 7,920
Westlake Corp. 6 413
23,343,385
Commercial Services & Supplies -
0 .5%
ABM Industries, Inc.(a) 10,411 447,673
ACV Auctions, Inc., Class A* 66 599
Brady Corp., Class A 924 70,141
BrightView Holdings, Inc.* 3,750 46,200
Brink's Co. (The) 2,509 278,900
Casella Waste Systems, Inc., Class
A*(a) 1,650 146,141
Cimpress plc*(a) 1,383 95,717
Cintas Corp. 7,240 1,326,875
Clean Harbors, Inc.*(a) 1,350 284,188
Copart, Inc.* 18,150 780,631
CoreCivic, Inc.* 8,400 155,652
Deluxe Corp.(a) 9,331 168,984
Enviri Corp.*(a) 15,602 190,500
GEO Group, Inc. (The)*(a) 8,100 137,457
Healthcare Services Group, Inc.* 5,661 101,162
HNI Corp.(a) 3,080 126,034
Interface, Inc., Class A 4,950 123,255
MillerKnoll, Inc. 16,214 253,263
MSA Safety, Inc.(a) 1,836 288,307
OPENLANE, Inc.* 2,754 72,761
Pitney Bowes, Inc.(a) 38,400 379,392
Republic Services, Inc. 4,317 898,972

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)
77 FLEXSHARES ANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Commercial Services & Supplies
(continued)
Rollins, Inc. 5,392 $ 310,633
Steelcase, Inc., Class A(a) 22,353 356,754
Tetra Tech, Inc.(a) 8,550 273,429
UniFirst Corp. 765 118,078
Veralto Corp. 5,700 562,476
Vestis Corp. 81 425
Waste Management, Inc. 7,858 1,569,793
9,564,392
Communications Equipment -
0 .9%
ADTRAN Holdings, Inc.*(a) 2,400 25,008
Applied Optoelectronics, Inc.*(a) 1,500 53,340
Arista Networks, Inc.* 22,028 3,473,595
Calix, Inc.*(a) 3,060 209,365
Ciena Corp.* 5,349 1,015,882
Cisco Systems, Inc. 104,700 7,654,617
CommScope Holding Co., Inc.* 33,456 578,789
Digi International, Inc.*(a) 3,080 112,974
Extreme Networks, Inc.* 8,413 160,015
F5, Inc.* 1,071 271,017
Harmonic, Inc.* 1,878 20,095
Lumentum Holdings, Inc.*(a) 3,450 695,382
Motorola Solutions, Inc. 3,600 1,464,156
NETGEAR, Inc.*(a) 1,950 67,704
NetScout Systems, Inc.*(a) 9,178 255,148
Viasat, Inc.*(a) 21,600 860,112
Viavi Solutions, Inc.* 4,131 73,119
16,990,318
Construction & Engineering -
0 .5%
AECOM(a) 3,300 443,355
API Group Corp.*(a) 10,576 389,408
Arcosa, Inc. 1,232 125,664
Argan, Inc. 750 229,658
Centuri Holdings, Inc.* 1,224 24,713
Comfort Systems USA, Inc. 765 738,669
Construction Partners, Inc., Class
A*(a) 1,350 154,372
Dycom Industries, Inc.* 1,232 354,557
EMCOR Group, Inc. 1,073 725,112
Everus Construction Group, Inc.* 1,350 122,702
Fluor Corp.* 27,150 1,324,105
Granite Construction, Inc.(a) 2,550 262,421
Great Lakes Dredge & Dock Corp.* 4,500 51,075
IES Holdings, Inc.*(a) 464 181,832
MasTec, Inc.* 2,295 468,547
MYR Group, Inc.*(a) 1,071 233,157
Primoris Services Corp. 2,850 403,332
Quanta Services, Inc. 3,150 1,414,759
Sterling Infrastructure, Inc.*(a) 1,531 578,565
Tutor Perini Corp.*(a) 6,750 454,680
Valmont Industries, Inc. 612 253,019
WillScot Holdings Corp.(a) 3,910 85,043
9,018,745
Investments Shares Value
Construction Materials -
0 .2%
CRH plc 17,591 $ 2,095,088
Eagle Materials, Inc.(a) 1,540 326,973
Knife River Corp.* 1,050 63,483
Martin Marietta Materials, Inc. 1,386 849,756
Vulcan Materials Co. 2,772 802,494
4,137,794
Consumer Finance -
0 .9%
Ally Financial, Inc.(a) 48,633 1,895,228
American Express Co. 14,550 5,248,622
Bread Financial Holdings, Inc.(a) 7,500 469,875
Capital One Financial Corp. 16,800 3,695,832
Credit Acceptance Corp.*(a) 269 120,334
Dave, Inc.*(a) 150 35,898
Encore Capital Group, Inc.*(a) 5,508 229,023
Enova International, Inc.*(a) 4,950 591,872
EZCORP, Inc., Class A*(a) 3,960 72,270
FirstCash Holdings, Inc. 1,232 195,272
LendingClub Corp.*(a) 9,808 170,561
Navient Corp.(a) 6,600 80,718
Nelnet, Inc., Class A 1,050 135,503
OneMain Holdings, Inc.(a) 20,957 1,240,445
PRA Group, Inc.* 1,095 15,012
PROG Holdings, Inc. 5,100 147,543
SLM Corp.(a) 38,400 1,031,040
SoFi Technologies, Inc.*(a) 27,300 810,264
Synchrony Financial(a) 9,025 671,279
Upstart Holdings, Inc.*(a) 3,672 174,493
World Acceptance Corp.* 308 39,261
17,070,345
Consumer Staples Distribution & Retail -
1 .4%
Albertsons Cos., Inc., Class A 64,350 1,138,352
Andersons, Inc. (The)(a) 7,125 329,959
BJ's Wholesale Club Holdings, Inc.* 2,850 251,541
Casey's General Stores, Inc. 918 471,108
Chefs' Warehouse, Inc. (The)*(a) 2,700 159,300
Costco Wholesale Corp. 9,300 8,476,485
Dollar General Corp. 6,150 606,759
Dollar Tree, Inc.* 4,350 431,172
Grocery Outlet Holding Corp.*(a) 2,550 34,705
Ingles Markets, Inc., Class A 1,224 84,578
Kroger Co. (The) 17,100 1,088,073
Maplebear, Inc.*(a) 6,273 231,223
Performance Food Group Co.*(a) 3,366 325,627
PriceSmart, Inc.(a) 308 35,402
Sprouts Farmers Market, Inc.* 2,448 193,294
Sysco Corp. 11,850 880,218
Target Corp. 11,326 1,050,147
United Natural Foods, Inc.* 5,400 203,310
US Foods Holding Corp.* 6,426 466,656
Walmart, Inc. 91,200 9,227,616
Weis Markets, Inc. 1,521 96,340
25,781,865
Containers & Packaging -
0 .4%
Amcor plc 49,161 388,372

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 78
Investments Shares Value
COMMON STOCKS (continued)
Containers & Packaging
(continued)
AptarGroup, Inc. 2,250 $ 261,023
Avery Dennison Corp. 2,137 373,740
Ball Corp. 5,241 246,327
Crown Holdings, Inc. 5,213 506,599
Graphic Packaging Holding Co.(a) 54,750 875,452
Greif, Inc., Class A 4,929 280,411
International Paper Co.(a) 9,070 350,465
O-I Glass, Inc.* 26,549 299,738
Packaging Corp. of America 2,100 411,096
Sealed Air Corp.(a) 23,268 779,711
Silgan Holdings, Inc.(a) 14,250 550,335
Smurfit WestRock plc(a) 11,650 430,118
Sonoco Products Co.(a) 19,667 797,890
TriMas Corp. 1,079 38,337
6,589,614
Distributors -
0 .1%
A-Mark Precious Metals, Inc. 4,950 131,571
Genuine Parts Co.(a) 3,213 409,047
LKQ Corp.(a) 48,150 1,538,874
Pool Corp. 1,500 400,590
2,480,082
Diversified Consumer Services -
0 .2%
ADT, Inc. 52,950 468,078
Adtalem Global Education, Inc.* 2,100 205,842
Bright Horizons Family Solutions,
Inc.* 2,757 301,147
Duolingo, Inc., Class A*(a) 769 208,122
Frontdoor, Inc.*(a) 2,142 142,293
Graham Holdings Co., Class B 153 154,856
Grand Canyon Education, Inc.* 1,071 201,669
H&R Block, Inc.(a) 22,830 1,135,564
KinderCare Learning Cos., Inc.* 4,650 27,435
Laureate Education, Inc.* 7,660 222,370
Matthews International Corp., Class
A(a) 5,250 122,955
Mister Car Wash, Inc.* 34 190
OneSpaWorld Holdings Ltd.(a) 7,852 182,716
Perdoceo Education Corp.(a) 5,204 165,279
Service Corp. International(a) 3,750 313,163
Strategic Education, Inc. 1,540 117,009
Stride, Inc.*(a) 2,143 145,810
Udemy, Inc.* 136 775
4,115,273
Diversified REITs -
0 .1%
Alexander & Baldwin, Inc., REIT(a) 2,618 41,809
American Assets Trust, Inc., REIT 6,300 120,393
Broadstone Net Lease, Inc., REIT 3,150 56,448
CTO Realty Growth, Inc., REIT 6,750 112,590
Essential Properties Realty Trust,
Inc., REIT 11,229 335,523
Gladstone Commercial Corp.,
REIT(a) 8,700 99,441
Investments Shares Value
Diversified REITs
(continued)
Global Net Lease, Inc., REIT(a) 42,300 $ 322,326
WP Carey, Inc., REIT 5,700 376,200
1,464,730
Diversified Telecommunication Services -
0 .8%
Anterix, Inc.* 51 1,031
AST SpaceMobile, Inc., Class A*(a) 10,050 806,513
AT&T, Inc. 184,650 4,570,087
Cogent Communications Holdings,
Inc. 63 2,599
Frontier Communications Parent,
Inc.* 38,400 1,449,984
Globalstar, Inc.*(a) 2,695 146,635
Iridium Communications, Inc.(a) 900 17,235
Liberty Global Ltd., Class A*(a) 27,075 297,825
Liberty Global Ltd., Class C*(a) 32,400 361,260
Liberty Latin America Ltd., Class A* 7,050 54,990
Lumen Technologies, Inc.* 181,500 1,865,820
Shenandoah Telecommunications
Co.(a) 7,500 92,400
Uniti Group, Inc. 11,733 67,582
Verizon Communications, Inc. 109,200 4,339,608
14,073,569
Electric Utilities -
1 .4%
ALLETE, Inc. 9,300 626,169
Alliant Energy Corp.(a) 5,814 388,491
American Electric Power Co., Inc. 13,462 1,618,940
Constellation Energy Corp. 6,732 2,537,964
Duke Energy Corp. 20,192 2,509,866
Edison International 8,584 475,382
Entergy Corp. 9,900 951,291
Evergy, Inc. 7,050 541,510
Eversource Energy 7,960 587,528
Exelon Corp.(a) 28,200 1,300,584
FirstEnergy Corp.(a) 14,074 645,011
Hawaiian Electric Industries, Inc.*(a) 37,018 430,149
IDACORP, Inc.(a) 1,650 212,883
MGE Energy, Inc.(a) 924 76,572
NextEra Energy, Inc. 52,800 4,297,920
NRG Energy, Inc. 5,550 953,823
OGE Energy Corp.(a) 6,900 304,566
Otter Tail Corp.(a) 7,954 614,208
PG&E Corp. 51,585 823,297
Pinnacle West Capital Corp.(a) 6,000 531,120
Portland General Electric Co. 17,963 820,550
PPL Corp.(a) 17,132 625,661
Southern Co. (The)(a) 28,452 2,675,626
TXNM Energy, Inc.(a) 4,950 281,160
Xcel Energy, Inc. 15,750 1,278,427
26,108,698
Electrical Equipment -
1 .3%
Acuity, Inc.(a) 1,530 558,527
American Superconductor Corp.* 900 53,307
AMETEK, Inc. 4,743 958,608
Array Technologies, Inc.*(a) 35,550 307,863

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)
79 FLEXSHARES ANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Electrical Equipment
(continued)
Atkore, Inc.(a) 6,900 $ 477,825
Bloom Energy Corp., Class A*(a) 9,025 1,192,744
Eaton Corp. plc 8,250 3,147,870
Emerson Electric Co. 12,300 1,716,711
EnerSys(a) 6,732 849,309
Enovix Corp.*(a) 34 408
Eos Energy Enterprises, Inc.*(a) 5,142 82,426
GE Vernova, Inc. 5,814 3,402,004
Generac Holdings, Inc.* 2,754 462,727
Hubbell, Inc., Class B(a) 1,078 506,660
NANO Nuclear Energy, Inc.*(a) 900 42,786
NEXTracker, Inc., Class A* 25,530 2,584,147
NuScale Power Corp.*(a) 3,000 134,610
nVent Electric plc 6,150 703,252
Plug Power, Inc.*(a) 198,300 533,427
Powell Industries, Inc.(a) 150 57,509
Regal Rexnord Corp.(a) 12,600 1,775,214
Rockwell Automation, Inc. 2,464 907,639
Sensata Technologies Holding plc 27,150 864,184
Shoals Technologies Group, Inc.,
Class A* 41,850 439,844
Sunrun, Inc.*(a) 40,050 831,438
Thermon Group Holdings, Inc.* 69 1,982
Vertiv Holdings Co., Class A 8,413 1,622,531
Vicor Corp.* 459 41,645
24,257,197
Electronic Equipment, Instruments & Components -
1 .2%
Advanced Energy Industries, Inc.(a) 1,200 243,276
Amphenol Corp., Class A 25,086 3,495,483
Arrow Electronics, Inc.* 7,978 889,946
Avnet, Inc. 16,650 806,693
Badger Meter, Inc.(a) 1,500 270,675
Bel Fuse, Inc., Class B(a) 612 94,242
Belden, Inc. 2,100 255,885
Benchmark Electronics, Inc.(a) 3,150 138,033
CDW Corp. 3,066 488,628
Cognex Corp. 6,600 273,174
Coherent Corp.* 5,700 752,172
Corning, Inc. 16,950 1,509,906
Crane NXT Co.(a) 900 56,925
CTS Corp. 770 31,963
ePlus, Inc. 2,142 156,709
Fabrinet*(a) 1,695 746,766
Flex Ltd.* 10,950 684,594
Insight Enterprises, Inc.* 5,808 580,800
IPG Photonics Corp.*(a) 459 39,070
Itron, Inc.* 1,694 169,959
Jabil, Inc. 2,450 541,180
Keysight Technologies, Inc.* 3,825 699,822
Knowles Corp.*(a) 2,157 50,927
Littelfuse, Inc. 750 182,482
Mirion Technologies, Inc., Class A*(a) 12,600 370,062
Novanta, Inc.* 794 100,846
OSI Systems, Inc.*(a) 459 127,813
Investments Shares Value
Electronic Equipment, Instruments & Components
(continued)
PC Connection, Inc. 154 $ 9,389
Plexus Corp.* 612 85,619
Powerfleet, Inc. NJ*(a) 6,300 32,130
Rogers Corp.* 33 2,889
Sanmina Corp.* 9,750 1,336,237
ScanSource, Inc.* 3,542 151,970
TD SYNNEX Corp. 13,200 2,065,668
TE Connectivity plc 6,600 1,630,266
Teledyne Technologies, Inc.* 1,078 567,912
Trimble, Inc.* 4,896 390,456
TTM Technologies, Inc.* 18,628 1,251,802
Vishay Intertechnology, Inc. 8,550 145,179
Vontier Corp. 8,107 312,120
Zebra Technologies Corp., Class A* 918 247,171
21,986,839
Energy Equipment & Services -
0 .5%
Archrock, Inc. 9,600 242,592
Atlas Energy Solutions, Inc., Class
A(a) 5,550 68,709
Baker Hughes Co. 24,474 1,184,786
Bristow Group, Inc., Class A* 3,450 140,415
Cactus, Inc., Class A(a) 5,050 223,058
Halliburton Co. 18,536 497,506
Helix Energy Solutions Group,
Inc.*(a) 11,700 78,624
Helmerich & Payne, Inc.(a) 12,983 340,934
Innovex International, Inc.*(a) 1,767 35,464
Liberty Energy, Inc., Class A(a) 14,700 266,217
Noble Corp. plc 25,950 761,632
NOV, Inc. 73,350 1,070,910
Oceaneering International, Inc.* 7,344 171,042
Patterson-UTI Energy, Inc. 46,350 290,614
RPC, Inc.(a) 9,219 47,939
Seadrill Ltd.*(a) 3,750 118,350
Select Water Solutions, Inc., Class
A(a) 11,167 129,091
SLB Ltd. 36,476 1,315,325
TechnipFMC plc 15,600 645,060
Tidewater, Inc.*(a) 9,178 464,315
Transocean Ltd.* 48,600 186,624
Valaris Ltd.*(a) 10,950 614,514
Weatherford International plc 12,100 891,649
9,785,370
Entertainment -
1 .3%
AMC Entertainment Holdings, Inc.,
Class A*(a) 47,400 122,766
Atlanta Braves Holdings, Inc., Class
C*(a) 1,236 50,330
Cinemark Holdings, Inc. 6,600 178,266
Electronic Arts, Inc. 5,250 1,050,315
IMAX Corp.* 1,694 55,038
Liberty Media Corp.-Liberty Formula
One, Class A* 1,200 109,176

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 80
Investments Shares Value
COMMON STOCKS (continued)
Entertainment
(continued)
Liberty Media Corp.-Liberty Formula
One, Class C*(a) 4,774 $ 476,684
Lionsgate Studios Corp.* 36,237 233,004
Live Nation Entertainment, Inc.*(a) 3,519 526,196
Madison Square Garden Sports
Corp.*(a) 306 65,603
Netflix, Inc.* 9,000 10,069,740
Playtika Holding Corp.(a) 39,000 143,130
ROBLOX Corp., Class A* 12,450 1,415,814
Roku, Inc.* 5,508 584,564
Sphere Entertainment Co.*(a) 3,672 251,459
Starz Entertainment Corp.(a) 1,846 19,401
Take-Two Interactive Software, Inc.* 3,825 980,615
TKO Group Holdings, Inc., Class A 1,837 346,091
Walt Disney Co. (The) 46,650 5,253,723
Warner Bros Discovery, Inc.*(a) 64,350 1,444,658
Warner Music Group Corp., Class A 3,240 103,550
23,480,123
Financial Services -
3 .5%
Affirm Holdings, Inc., Class A* 6,585 473,330
Apollo Global Management, Inc.(a) 11,770 1,463,129
Berkshire Hathaway, Inc., Class B* 48,150 22,993,551
Block, Inc., Class A* 14,400 1,093,536
Burford Capital Ltd.(a) 9,300 92,535
Cantaloupe, Inc.* 2,295 24,235
Compass Diversified Holdings 141 900
Corebridge Financial, Inc. 3,600 117,216
Corpay, Inc.* 1,528 397,815
Enact Holdings, Inc. 3,750 133,950
Equitable Holdings, Inc. 9,450 466,830
Essent Group Ltd. 18,509 1,121,090
Euronet Worldwide, Inc.*(a) 6,150 466,539
EVERTEC, Inc. 4,437 126,321
Federal Agricultural Mortgage Corp.,
Class C 765 121,360
Fidelity National Information
Services, Inc. 9,802 612,821
Fiserv, Inc.* 14,550 970,339
Flywire Corp.*(a) 6,750 89,910
Global Payments, Inc. 5,367 417,338
HA Sustainable Infrastructure Capital,
Inc.(a) 23,700 656,727
Jack Henry & Associates, Inc.(a) 1,544 229,963
Jackson Financial, Inc., Class A 12,544 1,264,561
Marqeta, Inc., Class A*(a) 17,400 78,822
Mastercard, Inc., Class A 17,250 9,521,828
Merchants Bancorp(a) 2,619 81,687
MGIC Investment Corp. 44,250 1,213,335
NCR Atleos Corp.*(a) 12,238 451,582
NMI Holdings, Inc., Class A* 15,300 557,379
Paymentus Holdings, Inc., Class
A*(a) 1,200 34,320
Payoneer Global, Inc.* 13,200 76,428
PayPal Holdings, Inc.* 23,850 1,652,089
Investments Shares Value
Financial Services
(continued)
PennyMac Financial Services, Inc.(a) 4,650 $ 585,016
Priority Technology Holdings, Inc.* 4,950 34,452
Radian Group, Inc. 27,900 946,926
Remitly Global, Inc.* 9,004 144,424
Rocket Cos., Inc., Class A 37,350 622,251
Shift4 Payments, Inc., Class A*(a) 1,800 124,380
Toast, Inc., Class A* 11,779 425,693
UWM Holdings Corp., Class A(a) 7,500 42,225
Visa, Inc., Class A(a) 36,000 12,266,640
Voya Financial, Inc. 17,744 1,321,218
Walker & Dunlop, Inc. 2,142 171,189
Western Union Co. (The)(a) 49,804 464,671
WEX, Inc.*(a) 1,527 222,759
64,373,310
Food Products -
0 .8%
Archer-Daniels-Midland Co. 13,050 789,916
Bunge Global SA 26,100 2,469,060
Cal-Maine Foods, Inc.(a) 7,338 644,276
Campbell's Co. (The)(a) 39,150 1,179,589
Conagra Brands, Inc. 7,800 134,082
Darling Ingredients, Inc.* 24,222 776,315
Flowers Foods, Inc. 30,000 357,900
Fresh Del Monte Produce, Inc.(a) 6,273 221,751
Freshpet, Inc.*(a) 489 24,064
General Mills, Inc. 16,050 748,091
Hershey Co. (The) 3,204 543,495
Hormel Foods Corp.(a) 4,020 86,792
Ingredion, Inc. 11,700 1,350,297
J & J Snack Foods Corp.(a) 28 2,370
J M Smucker Co. (The)(a) 2,604 269,644
John B Sanfilippo & Son, Inc. 30 1,883
Kellanova 6,450 535,737
Kraft Heinz Co. (The)(a) 19,460 481,246
Lamb Weston Holdings, Inc.(a) 6,600 407,418
Marzetti Co. (The) 1,071 167,922
McCormick & Co., Inc. (Non-Voting) 4,020 257,923
Mission Produce, Inc.*(a) 7,500 86,400
Mondelez International, Inc., Class
A(a) 32,623 1,874,518
Pilgrim's Pride Corp. 1,856 70,714
Post Holdings, Inc.*(a) 8,437 876,857
Simply Good Foods Co. (The)*(a) 1,733 33,915
Tootsie Roll Industries, Inc.(a) 2,353 83,037
TreeHouse Foods, Inc.* 3,150 57,330
Tyson Foods, Inc., Class A 5,523 283,937
Utz Brands, Inc. 17 179
Vital Farms, Inc.* 450 14,783
14,831,441
Gas Utilities -
0 .3%
Atmos Energy Corp.(a) 2,850 489,402
Chesapeake Utilities Corp.(a) 1,530 194,738
MDU Resources Group, Inc.(a) 30,600 586,908
National Fuel Gas Co.(a) 16,061 1,267,374
New Jersey Resources Corp. 15,900 704,370
Northwest Natural Holding Co. 3,519 160,220

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)
81 FLEXSHARES ANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Gas Utilities
(continued)
ONE Gas, Inc.(a) 1,530 $ 122,691
Southwest Gas Holdings, Inc. 1,650 131,175
Spire, Inc.(a) 11,700 1,010,880
UGI Corp. 37,200 1,243,596
5,911,354
Ground Transportation -
0 .9%
ArcBest Corp.(a) 1,677 124,635
Avis Budget Group, Inc.*(a) 3,366 458,012
CSX Corp. 40,500 1,458,810
Hertz Global Holdings, Inc.*(a) 30,750 157,748
JB Hunt Transport Services, Inc. 1,548 261,395
Knight-Swift Transportation Holdings,
Inc., Class A 4,500 203,040
Landstar System, Inc. 787 101,074
Lyft, Inc., Class A* 70,350 1,439,361
Marten Transport Ltd. 654 6,703
Norfolk Southern Corp. 4,950 1,402,731
Old Dominion Freight Line, Inc. 4,309 605,070
RXO, Inc.* 1,651 29,272
Ryder System, Inc. 7,800 1,319,994
Saia, Inc.*(a) 1,200 351,000
Schneider National, Inc., Class B(a) 1,722 36,799
Uber Technologies, Inc.* 43,350 4,183,275
U-Haul Holding Co.*(a) 154 8,187
U-Haul Holding Co.(a) 4,650 225,479
Union Pacific Corp. 15,150 3,338,605
Universal Logistics Holdings, Inc. 1,500 24,270
XPO, Inc.*(a) 2,850 410,029
16,145,489
Health Care Equipment & Supplies -
1 .7%
Abbott Laboratories 36,750 4,543,035
Align Technology, Inc.* 2,100 289,548
Alphatec Holdings, Inc.*(a) 10,403 197,553
Artivion, Inc.* 600 27,222
AtriCure, Inc.* 2,448 84,578
Avanos Medical, Inc.* 345 3,833
Baxter International, Inc. 9,661 178,439
Becton Dickinson & Co. 7,197 1,286,176
Boston Scientific Corp.* 31,500 3,172,680
Ceribell, Inc.* 33 376
CONMED Corp.(a) 459 20,196
Cooper Cos., Inc. (The)* 5,503 384,715
Dentsply Sirona, Inc. 28,681 361,667
Dexcom, Inc.* 8,145 474,202
Edwards Lifesciences Corp.* 12,697 1,046,868
Embecta Corp.(a) 4,058 54,134
Enovis Corp.*(a) 12,150 379,566
Envista Holdings Corp.*(a) 11,400 231,990
Establishment Labs Holdings, Inc.* 12 575
GE HealthCare Technologies, Inc. 10,050 753,248
Glaukos Corp.* 1,856 163,458
Globus Medical, Inc., Class A*(a) 3,300 199,287
Haemonetics Corp.* 189 9,452
Investments Shares Value
Health Care Equipment & Supplies
(continued)
Hologic, Inc.* 4,350 $ 321,508
ICU Medical, Inc.*(a) 1,377 165,364
IDEXX Laboratories, Inc.* 1,683 1,059,465
Inspire Medical Systems, Inc.* 171 12,326
Insulet Corp.* 1,374 430,076
Integer Holdings Corp.*(a) 1,970 127,203
Integra LifeSciences Holdings Corp.* 13,800 165,738
Intuitive Surgical, Inc.* 7,350 3,926,958
iRhythm Technologies, Inc.*(a) 1,800 337,140
Kestra Medical Technologies Ltd.*(a) 1,950 53,391
Lantheus Holdings, Inc.* 3,457 199,434
LeMaitre Vascular, Inc.(a) 604 52,312
LivaNova plc* 9,150 481,565
Masimo Corp.* 1,986 279,331
Medtronic plc 33,652 3,052,236
Merit Medical Systems, Inc.*(a) 1,500 131,310
Neogen Corp.*(a) 50,100 309,117
Novocure Ltd.* 90 1,153
Omnicell, Inc.* 4,284 143,814
Penumbra, Inc.* 1,530 347,876
PROCEPT BioRobotics Corp.* 4,542 154,564
Pulse Biosciences, Inc.*(a) 1,350 22,855
QuidelOrtho Corp.*(a) 14,400 388,656
ResMed, Inc.(a) 2,907 717,680
RxSight, Inc.* 7,515 66,057
Solventum Corp.* 2,907 200,699
STAAR Surgical Co.*(a) 2,400 62,088
STERIS plc 2,311 544,703
Stryker Corp. 7,500 2,671,800
Tandem Diabetes Care, Inc.*(a) 78 1,092
Teleflex, Inc. 9,150 1,138,901
TransMedics Group, Inc.*(a) 1,532 201,519
UFP Technologies, Inc.*(a) 600 115,584
Zimmer Biomet Holdings, Inc. 4,500 452,520
32,198,833
Health Care Providers & Services -
1 .8%
Acadia Healthcare Co., Inc.*(a) 19,650 422,475
AdaptHealth Corp., Class A*(a) 6,721 60,422
Addus HomeCare Corp.*(a) 918 107,305
Alignment Healthcare, Inc.* 2,418 40,767
AMN Healthcare Services, Inc.* 5,550 109,280
Ardent Health, Inc.* 5,553 80,852
Astrana Health, Inc.*(a) 45 1,404
Brookdale Senior Living, Inc.* 42,474 393,734
Cardinal Health, Inc. 6,750 1,287,697
Castle Biosciences, Inc.* 5,295 135,023
Cencora, Inc. 3,978 1,343,808
Centene Corp.* 10,312 364,735
Chemed Corp. 450 194,085
Cigna Group (The) 7,050 1,723,091
Clover Health Investments Corp.,
Class A*(a) 13,554 47,846
Concentra Group Holdings Parent,
Inc. 6,042 120,357
CorVel Corp.*(a) 1,209 89,406

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 82
Investments Shares Value
COMMON STOCKS (continued)
Health Care Providers & Services
(continued)
CVS Health Corp. 32,443 $ 2,535,420
DaVita, Inc.* 6,750 803,385
Elevance Health, Inc. 5,700 1,808,040
Encompass Health Corp. 3,450 392,782
Ensign Group, Inc. (The)(a) 1,950 351,195
GeneDx Holdings Corp., Class A* 450 61,610
Guardant Health, Inc.* 6,450 599,979
HCA Healthcare, Inc. 4,650 2,137,512
HealthEquity, Inc.* 3,388 320,437
Henry Schein, Inc.*(a) 18,900 1,194,480
Hims & Hers Health, Inc.*(a) 6,900 313,674
Humana, Inc. 3,207 892,155
Labcorp Holdings, Inc. 2,400 609,504
LifeStance Health Group, Inc.*(a) 84 412
McKesson Corp. 3,300 2,677,422
Molina Healthcare, Inc.*(a) 1,200 183,672
National HealthCare Corp. 1,989 237,566
NeoGenomics, Inc.* 901 8,803
OPKO Health, Inc.*(a) 1,851 2,517
Option Care Health, Inc.*(a) 7,855 204,466
PACS Group, Inc.*(a) 183 2,211
Pediatrix Medical Group, Inc.*(a) 18,968 321,887
Pennant Group, Inc. (The)* 2,100 51,933
Premier, Inc., Class A(a) 600 16,872
Privia Health Group, Inc.*(a) 7,650 185,895
Progyny, Inc.* 4,500 84,195
Quest Diagnostics, Inc. 2,700 475,065
RadNet, Inc.*(a) 1,977 150,232
Surgery Partners, Inc.*(a) 6,523 143,049
Tenet Healthcare Corp.* 2,757 569,293
UnitedHealth Group, Inc. 23,700 8,094,972
Universal Health Services, Inc.,
Class B 9,900 2,148,399
US Physical Therapy, Inc.(a) 160 13,803
34,115,124
Health Care REITs -
0 .3%
Alexandria Real Estate Equities, Inc.,
REIT 2,148 125,057
American Healthcare REIT, Inc.,
REIT(a) 4,650 210,738
CareTrust REIT, Inc., REIT 6,466 224,047
Healthcare Realty Trust, Inc., Class
A, REIT(a) 63,150 1,119,018
Healthpeak Properties, Inc., REIT 9,820 176,269
Medical Properties Trust, Inc.,
REIT(a) 3,163 16,353
National Health Investors, Inc., REIT 900 67,059
Omega Healthcare Investors, Inc.,
REIT(a) 10,350 435,010
Sabra Health Care REIT, Inc.,
REIT(a) 10,096 179,911
Sila Realty Trust, Inc., REIT(a) 1,071 25,383
Ventas, Inc., REIT 8,107 598,215
Investments Shares Value
Health Care REITs
(continued)
Welltower, Inc., REIT 13,609 $ 2,463,773
5,640,833
Health Care Technology -
0 .1%
Certara, Inc.*(a) 11,626 135,210
Doximity, Inc., Class A* 5,661 373,626
Evolent Health, Inc., Class A*(a) 4,687 31,262
HealthStream, Inc.(a) 154 3,788
Phreesia, Inc.* 27 611
Schrodinger, Inc.* 120 2,525
Teladoc Health, Inc.*(a) 35,948 310,231
Veeva Systems, Inc., Class A* 3,057 890,199
Waystar Holding Corp.*(a) 1,350 48,398
1,795,850
Hotel & Resort REITs -
0 .2%
Apple Hospitality REIT, Inc., REIT(a) 48,150 538,799
DiamondRock Hospitality Co., REIT 7,451 58,267
Host Hotels & Resorts, Inc., REIT 129,600 2,076,192
Park Hotels & Resorts, Inc., REIT(a) 15,900 163,611
Pebblebrook Hotel Trust, REIT(a) 21,900 229,074
RLJ Lodging Trust, REIT(a) 88 598
Ryman Hospitality Properties, Inc.,
REIT(a) 3,526 306,445
Sunstone Hotel Investors, Inc.,
REIT(a) 7,545 66,773
Xenia Hotels & Resorts, Inc., REIT(a) 8,647 106,358
3,546,117
Hotels, Restaurants & Leisure -
1 .8%
Accel Entertainment, Inc., Class A* 10,200 103,938
Airbnb, Inc., Class A* 8,116 1,026,999
Aramark(a) 10,350 392,058
BJ's Restaurants, Inc.* 648 22,006
Bloomin' Brands, Inc. 2,250 15,368
Booking Holdings, Inc. 683 3,468,096
Boyd Gaming Corp.(a) 11,626 905,317
Brinker International, Inc.* 1,996 216,885
Caesars Entertainment, Inc.* 12,000 241,200
Carnival Corp.* 25,500 735,165
Cava Group, Inc.*(a) 5,550 298,202
Cheesecake Factory, Inc. (The)(a) 2,754 137,149
Chipotle Mexican Grill, Inc.* 26,190 829,961
Choice Hotels International, Inc.(a) 615 57,170
Churchill Downs, Inc.(a) 2,023 200,682
Cracker Barrel Old Country Store,
Inc.(a) 2,100 70,770
Darden Restaurants, Inc. 2,464 443,890
Dave & Buster's Entertainment,
Inc.*(a) 8,301 121,942
Domino's Pizza, Inc. 612 243,858
DoorDash, Inc., Class A* 7,344 1,868,093
DraftKings, Inc., Class A* 11,932 365,000
Dutch Bros, Inc., Class A* 3,300 183,282
Expedia Group, Inc. 3,519 774,180
First Watch Restaurant Group,
Inc.*(a) 3,000 49,470

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)
83 FLEXSHARES ANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure
(continued)
Flutter Entertainment plc* 3,516 $ 817,786
Golden Entertainment, Inc.(a) 57 1,151
Hilton Grand Vacations, Inc.*(a) 9,178 380,428
Hilton Worldwide Holdings, Inc. 4,950 1,271,952
Hyatt Hotels Corp., Class A(a) 2,142 294,332
Krispy Kreme, Inc. 79 284
Kura Sushi USA, Inc., Class A*(a) 750 42,698
Las Vegas Sands Corp. 8,266 490,587
Life Time Group Holdings, Inc.* 5,814 143,780
Light & Wonder, Inc.*(a) 4,284 311,447
Lucky Strike Entertainment Corp.(a) 6,600 55,308
Marriott International, Inc., Class A 5,100 1,328,958
Marriott Vacations Worldwide Corp.
(a) 4,320 285,034
McDonald's Corp. 15,000 4,476,450
MGM Resorts International*(a) 10,800 345,924
Norwegian Cruise Line Holdings Ltd.* 80,100 1,795,842
Papa John's International, Inc.(a) 2,556 129,870
Penn Entertainment, Inc.*(a) 10,650 175,299
Planet Fitness, Inc., Class A* 3,213 291,387
Portillo's, Inc., Class A*(a) 13,950 74,633
Pursuit Attractions and Hospitality,
Inc.*(a) 2,002 71,031
Red Rock Resorts, Inc., Class A(a) 1,695 90,360
Royal Caribbean Cruises Ltd. 5,509 1,580,146
Sabre Corp.*(a) 40,950 83,743
Shake Shack, Inc., Class A*(a) 750 72,382
Six Flags Entertainment Corp.*(a) 150 3,447
Starbucks Corp.(a) 28,779 2,327,358
Sweetgreen, Inc., Class A*(a) 126 793
Target Hospitality Corp.* 60 461
Texas Roadhouse, Inc., Class A 2,850 466,203
Travel + Leisure Co.(a) 12,085 758,696
United Parks & Resorts, Inc.*(a) 2,766 133,874
Vail Resorts, Inc. 936 138,837
Wendy's Co. (The)(a) 3,060 26,132
Wingstop, Inc.(a) 900 194,967
Wyndham Hotels & Resorts, Inc.(a) 2,754 202,226
Wynn Resorts Ltd. 2,850 339,122
Yum! Brands, Inc. 6,300 870,723
32,844,332
Household Durables -
0 .8%
Beazer Homes USA, Inc.*(a) 1,836 41,126
Cavco Industries, Inc.*(a) 306 162,119
Century Communities, Inc.(a) 5,550 329,670
Champion Homes, Inc.*(a) 3,213 219,223
DR Horton, Inc. 7,500 1,118,100
Dream Finders Homes, Inc., Class
A*(a) 1,671 33,086
Ethan Allen Interiors, Inc. 3,850 93,055
Garmin Ltd. 3,519 752,855
Green Brick Partners, Inc.*(a) 6,732 435,830
Helen of Troy Ltd.* 207 3,856
Installed Building Products, Inc.(a) 766 190,144
Investments Shares Value
Household Durables
(continued)
KB Home(a) 12,900 $ 805,218
La-Z-Boy, Inc. 3,600 114,120
Leggett & Platt, Inc. 15,000 140,100
Lennar Corp., Class A 6,150 761,185
Lennar Corp., Class B(a) 462 54,539
LGI Homes, Inc.*(a) 3,978 162,342
M/I Homes, Inc.* 5,100 638,469
Meritage Homes Corp.(a) 14,168 957,190
Mohawk Industries, Inc.* 9,637 1,095,149
Newell Brands, Inc.(a) 84,300 286,620
NVR, Inc.*(a) 67 483,125
PulteGroup, Inc. 5,850 701,239
Somnigroup International, Inc.(a) 4,800 380,832
Sonos, Inc.* 765 13,135
Taylor Morrison Home Corp., Class
A* 19,650 1,164,656
Toll Brothers, Inc. 17,700 2,388,615
TopBuild Corp.*(a) 1,068 451,209
Tri Pointe Homes, Inc.*(a) 16,950 539,857
Whirlpool Corp.(a) 9,205 659,354
15,176,018
Household Products -
0 .6%
Central Garden & Pet Co.*(a) 3,036 93,114
Central Garden & Pet Co., Class A* 6,316 175,648
Church & Dwight Co., Inc. 5,514 483,523
Clorox Co. (The) 2,001 225,032
Colgate-Palmolive Co. 16,835 1,297,137
Energizer Holdings, Inc.(a) 8,581 199,337
Kimberly-Clark Corp. 6,429 769,615
Procter & Gamble Co. (The) 49,500 7,443,315
Reynolds Consumer Products, Inc.(a) 13,800 337,272
Spectrum Brands Holdings, Inc. 6,300 339,444
WD-40 Co. 906 176,018
11,539,455
Independent Power and Renewable Electricity Producers
-
0 .2%
AES Corp. (The)(a) 137,250 1,903,658
Clearway Energy, Inc., Class A(a) 153 4,588
Clearway Energy, Inc., Class C(a) 6,600 210,738
Ormat Technologies, Inc.(a) 1,989 211,570
Talen Energy Corp.*(a) 1,836 733,996
Vistra Corp. 7,191 1,354,065
4,418,615
Industrial Conglomerates -
0 .3%
3M Co. 14,074 2,343,321
Honeywell International, Inc. 16,350 3,291,745
5,635,066
Industrial REITs -
0 .3%
Americold Realty Trust, Inc., REIT(a) 3,885 50,078
EastGroup Properties, Inc., REIT 2,298 401,070
First Industrial Realty Trust, Inc.,
REIT 5,967 329,856

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 84
Investments Shares Value
COMMON STOCKS (continued)
Industrial REITs
(continued)
Innovative Industrial Properties, Inc.,
REIT 33 $ 1,655
Lineage, Inc., REIT 13,050 514,170
LXP Industrial Trust, REIT 3,519 33,395
Plymouth Industrial REIT, Inc.,
REIT(a) 2,550 56,100
Prologis, Inc., REIT 20,180 2,504,136
Rexford Industrial Realty, Inc., REIT 7,984 329,899
STAG Industrial, Inc., REIT(a) 10,393 397,740
Terreno Realty Corp., REIT(a) 2,952 168,648
4,786,747
Insurance -
2 .4%
Abacus Global Management, Inc.*(a) 2,700 13,554
Aflac, Inc. 10,950 1,173,731
Allstate Corp. (The) 6,582 1,260,585
American Financial Group, Inc. 13,156 1,732,382
American International Group, Inc. 15,150 1,196,244
AMERISAFE, Inc. 308 12,345
Aon plc, Class A 4,620 1,573,942
Arch Capital Group Ltd. 10,555 911,002
Arthur J Gallagher & Co. 5,205 1,298,595
Assurant, Inc. 9,600 2,032,512
Assured Guaranty Ltd. 7,800 628,524
Axis Capital Holdings Ltd. 13,856 1,297,753
Baldwin Insurance Group, Inc. (The),
Class A*(a) 150 3,315
Brighthouse Financial, Inc.* 12,000 684,840
Brown & Brown, Inc. 6,279 500,687
Chubb Ltd. 9,900 2,741,706
Cincinnati Financial Corp. 3,213 496,698
CNO Financial Group, Inc.(a) 19,950 798,399
Employers Holdings, Inc. 2,307 87,966
Erie Indemnity Co., Class A(a) 309 90,426
Everest Group Ltd. 924 290,616
F&G Annuities & Life, Inc.(a) 2,424 71,872
Fidelity National Financial, Inc. 7,800 430,872
First American Financial Corp. 17,700 1,106,427
Genworth Financial, Inc., Class A* 67,610 570,628
Globe Life, Inc. 14,850 1,952,924
Goosehead Insurance, Inc., Class
A(a) 1,500 103,005
Hamilton Insurance Group Ltd.,
Class B* 4,500 106,515
Hanover Insurance Group, Inc. (The) 6,273 1,071,930
Hartford Insurance Group, Inc. (The) 7,950 987,231
Heritage Insurance Holdings, Inc.* 1,650 38,990
Horace Mann Educators Corp. 5,661 253,103
Kemper Corp. 10,861 488,636
Kinsale Capital Group, Inc.(a) 765 305,595
Lemonade, Inc.*(a) 2,118 127,249
Lincoln National Corp.(a) 30,900 1,297,800
Loews Corp. 5,400 537,624
Markel Group, Inc.* 300 592,359
Marsh & McLennan Cos., Inc. 10,800 1,924,020
Investments Shares Value
Insurance
(continued)
Mercury General Corp.(a) 1,800 $ 139,140
MetLife, Inc. 15,900 1,269,138
Old Republic International Corp.(a) 43,950 1,734,267
Oscar Health, Inc., Class A*(a) 8,832 158,976
Palomar Holdings, Inc.* 450 51,304
Primerica, Inc. 1,224 318,081
Principal Financial Group, Inc. 6,732 565,757
Progressive Corp. (The) 15,150 3,120,900
Prudential Financial, Inc. 9,600 998,400
Reinsurance Group of America, Inc.
(a) 1,527 278,616
RenaissanceRe Holdings Ltd.(a) 1,350 343,021
RLI Corp.(a) 2,448 144,334
Ryan Specialty Holdings, Inc., Class
A(a) 2,850 156,180
Safety Insurance Group, Inc. 2,130 146,395
Selective Insurance Group, Inc. 10,950 824,973
SiriusPoint Ltd.* 13,500 245,700
Stewart Information Services Corp.
(a) 1,950 133,127
Travelers Cos., Inc. (The) 6,150 1,652,013
Trupanion, Inc.*(a) 1,509 60,345
Universal Insurance Holdings, Inc. 1,650 50,853
Unum Group 5,202 381,931
W R Berkley Corp.(a) 6,239 445,090
White Mountains Insurance Group
Ltd. 150 285,684
Willis Towers Watson plc 2,100 657,510
44,954,337
Interactive Media & Services -
6 .2%
Alphabet, Inc., Class A 152,400 42,853,356
Alphabet, Inc., Class C 133,050 37,496,151
Angi, Inc., Class A*(a) 3,900 51,753
Cargurus, Inc., Class A*(a) 3,519 123,587
Cars.com, Inc.*(a) 5,575 59,875
Getty Images Holdings, Inc.*(a) 30,600 57,528
IAC, Inc.*(a) 13,200 425,304
Match Group, Inc. 10,555 341,349
Meta Platforms, Inc., Class A 45,750 29,662,013
Pinterest, Inc., Class A* 13,200 436,920
QuinStreet, Inc.* 1,650 24,404
Reddit, Inc., Class A* 2,292 478,913
Rumble, Inc.*(a) 10,551 72,380
Shutterstock, Inc. 8,100 202,743
Snap, Inc., Class A* 11,148 86,954
Taboola.com Ltd.*(a) 28,500 101,745
TripAdvisor, Inc.*(a) 2,850 45,771
Trump Media & Technology Group
Corp.*(a) 7,950 121,834
Vimeo, Inc.*(a) 17,531 136,742
Webtoon Entertainment, Inc.*(a) 2,601 45,596
Yelp, Inc., Class A* 4,131 136,240
Ziff Davis, Inc.* 4,785 162,211

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)
85 FLEXSHARES ANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Interactive Media & Services
(continued)
ZoomInfo Technologies, Inc., Class
A* 55,882 $ 626,996
113,750,365
IT Services -
1 .1%
Accenture plc, Class A(a) 16,650 4,164,165
Akamai Technologies, Inc.* 2,480 186,248
Applied Digital Corp.*(a) 8,769 303,934
ASGN, Inc.* 9,450 422,982
BigBear.ai Holdings, Inc.*(a) 19,800 137,016
Cloudflare, Inc., Class A* 6,750 1,709,775
Cognizant Technology Solutions
Corp., Class A 11,100 808,968
CoreWeave, Inc., Class A* 750 100,282
DigitalOcean Holdings, Inc.*(a) 4,083 166,015
DXC Technology Co.* 23,502 333,728
EPAM Systems, Inc.* 1,848 302,222
Fastly, Inc., Class A* 21,450 177,820
Gartner, Inc.* 1,800 447,012
GoDaddy, Inc., Class A* 3,389 451,178
Grid Dynamics Holdings, Inc.* 14,400 134,496
Hackett Group, Inc. (The) 900 16,299
International Business Machines
Corp.(a) 24,300 7,470,063
Kyndryl Holdings, Inc.* 11,100 321,012
MongoDB, Inc.* 1,500 539,730
Okta, Inc.* 2,619 239,717
Snowflake, Inc., Class A* 6,726 1,848,843
Twilio, Inc., Class A* 3,600 485,568
VeriSign, Inc. 1,800 431,640
21,198,713
Leisure Products -
0 .2%
Acushnet Holdings Corp. 924 71,453
Brunswick Corp. 12,750 842,902
Hasbro, Inc. 5,850 446,414
Latham Group, Inc.* 2,100 15,225
Malibu Boats, Inc., Class A* 3,300 91,971
Mattel, Inc.* 53,974 992,042
Peloton Interactive, Inc., Class A*(a) 71,586 519,714
Polaris, Inc. 7,810 516,241
Sturm Ruger & Co., Inc.(a) 2,400 101,784
Topgolf Callaway Brands Corp.*(a) 18,815 177,049
YETI Holdings, Inc.*(a) 840 28,552
3,803,347
Life Sciences Tools & Services -
0 .9%
10X Genomics, Inc., Class A*(a) 25,879 352,990
Adaptive Biotechnologies Corp.* 8,566 148,706
Agilent Technologies, Inc. 5,814 850,937
Avantor, Inc.*(a) 131,100 1,549,602
Azenta, Inc.*(a) 1,110 33,522
BioLife Solutions, Inc.*(a) 5,049 140,716
Bio-Rad Laboratories, Inc., Class
A*(a) 621 198,441
Investments Shares Value
Life Sciences Tools & Services
(continued)
Bio-Techne Corp.(a) 8,400 $ 525,588
Bruker Corp. 1,625 63,277
Charles River Laboratories
International, Inc.* 8,550 1,539,598
Danaher Corp. 14,100 3,036,858
Fortrea Holdings, Inc.* 24,300 254,178
Illumina, Inc.*(a) 2,454 303,167
IQVIA Holdings, Inc.* 4,050 876,663
Medpace Holdings, Inc.* 915 535,193
Mesa Laboratories, Inc. 18 1,294
Mettler-Toledo International, Inc.* 462 654,326
Repligen Corp.* 1,500 223,590
Revvity, Inc. 1,539 144,035
Sotera Health Co.*(a) 9,025 149,815
Tempus AI, Inc., Class A*(a) 4,200 377,370
Thermo Fisher Scientific, Inc. 8,100 4,595,859
Waters Corp.*(a) 1,200 419,520
West Pharmaceutical Services, Inc. 1,536 433,259
17,408,504
Machinery -
2 .1%
AGCO Corp. 2,550 263,058
Alamo Group, Inc.(a) 308 55,046
Albany International Corp., Class A 195 11,033
Allison Transmission Holdings, Inc. 4,200 346,710
Astec Industries, Inc.(a) 153 7,119
Blue Bird Corp.*(a) 4,650 232,314
Caterpillar, Inc. 12,450 7,186,887
Chart Industries, Inc.*(a) 8,100 1,616,922
CNH Industrial NV 14,876 156,049
Crane Co. 1,650 313,500
Cummins, Inc. 3,000 1,313,040
Deere & Co. 6,600 3,046,758
Donaldson Co., Inc. 5,661 476,939
Dover Corp. 2,930 531,678
Energy Recovery, Inc.* 21 359
Enerpac Tool Group Corp., Class A 3,750 153,900
Enpro, Inc.(a) 1,078 250,107
Esab Corp.(a) 2,700 315,414
ESCO Technologies, Inc.(a) 600 131,682
Federal Signal Corp.(a) 1,950 230,158
Flowserve Corp. 6,158 420,283
Fortive Corp. 5,379 270,779
Franklin Electric Co., Inc. 1,071 101,499
Gates Industrial Corp. plc* 41,400 914,112
Gorman-Rupp Co. (The) 459 20,641
Graco, Inc. 4,350 355,700
Greenbrier Cos., Inc. (The) 5,670 236,836
Helios Technologies, Inc.(a) 600 33,216
Hillenbrand, Inc. 15,150 478,740
Hillman Solutions Corp.*(a) 29,700 273,834
IDEX Corp.(a) 1,086 186,206
Illinois Tool Works, Inc. 6,276 1,530,842
Ingersoll Rand, Inc.(a) 7,507 573,009
ITT, Inc.(a) 3,750 694,012
JBT Marel Corp.(a) 1,650 208,065

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 86
Investments Shares Value
COMMON STOCKS (continued)
Machinery
(continued)
Kadant, Inc. 458 $ 126,710
Kennametal, Inc.(a) 5,154 113,130
Lincoln Electric Holdings, Inc. 2,100 492,345
Lindsay Corp. 308 34,262
Middleby Corp. (The)*(a) 9,184 1,140,928
Mueller Industries, Inc. 5,508 583,132
Mueller Water Products, Inc., Class
A(a) 4,466 114,598
Nordson Corp. 1,950 452,303
Oshkosh Corp.(a) 11,550 1,424,000
Otis Worldwide Corp. 8,786 814,989
PACCAR, Inc. 13,165 1,295,436
Parker-Hannifin Corp. 2,602 2,010,904
Pentair plc 4,131 439,332
Proto Labs, Inc.* 918 45,680
RBC Bearings, Inc.*(a) 1,200 514,236
REV Group, Inc.(a) 3,450 176,881
Snap-on, Inc. 1,200 402,660
SPX Technologies, Inc.* 1,650 369,419
Standex International Corp.(a) 154 35,917
Stanley Black & Decker, Inc. 29,100 1,970,652
Symbotic, Inc., Class A*(a) 1,530 123,854
Tennant Co. 1,377 110,160
Terex Corp.(a) 11,550 531,531
Timken Co. (The)(a) 10,726 842,098
Toro Co. (The) 3,225 241,004
Trinity Industries, Inc. 2,464 67,440
Watts Water Technologies, Inc.,
Class A 900 245,340
Westinghouse Air Brake
Technologies Corp. 3,900 797,316
Worthington Enterprises, Inc. 2,601 145,890
Xylem, Inc. 5,661 853,962
39,452,556
Marine Transportation -
0 .1%
Genco Shipping & Trading Ltd.(a) 2,907 49,535
Kirby Corp.*(a) 2,700 279,396
Matson, Inc.(a) 5,670 572,387
901,318
Media -
0 .7%
Altice USA, Inc., Class A* 6,675 14,885
Cable One, Inc.(a) 312 46,348
Charter Communications, Inc., Class
A* 2,700 631,368
Comcast Corp., Class A 100,500 2,797,418
DoubleVerify Holdings, Inc.* 12,309 140,076
EchoStar Corp., Class A*(a) 24,116 1,805,565
Fox Corp., Class A 4,896 316,526
Fox Corp., Class B 2,100 122,661
Ibotta, Inc., Class A*(a) 2,409 77,714
Integral Ad Science Holding Corp.*(a) 117 1,195
Interpublic Group of Cos., Inc. (The) 64,496 1,654,967
John Wiley & Sons, Inc., Class A(a) 1,800 66,366
Investments Shares Value
Media
(continued)
Liberty Broadband Corp., Class A*(a) 924 $ 49,425
Liberty Broadband Corp., Class C* 2,311 124,378
Magnite, Inc.*(a) 4,950 88,506
New York Times Co. (The), Class A 7,801 444,579
News Corp., Class A 8,006 212,159
News Corp., Class B 2,618 79,770
Newsmax, Inc., Class B*(a) 7,350 73,500
Nexstar Media Group, Inc., Class A 5,400 1,056,942
Omnicom Group, Inc. 6,296 472,326
Sinclair, Inc.(a) 336 4,590
Sirius XM Holdings, Inc.(a) 38,700 839,403
Stagwell, Inc., Class A*(a) 1,446 6,869
TechTarget, Inc.* 8,100 44,469
TEGNA, Inc. 31,350 616,654
Thryv Holdings, Inc.*(a) 7,350 56,669
Trade Desk, Inc. (The), Class A* 7,678 386,050
12,231,378
Metals & Mining -
0 .8%
Alcoa Corp.(a) 48,600 1,787,994
Alpha Metallurgical Resources,
Inc.*(a) 2,142 371,123
Century Aluminum Co.* 6,579 194,870
Cleveland-Cliffs, Inc.*(a) 85,913 1,067,899
Coeur Mining, Inc.*(a) 110,400 1,895,568
Commercial Metals Co. 20,850 1,237,656
Constellium SE*(a) 21,600 339,768
Freeport-McMoRan, Inc. 31,050 1,294,785
Hecla Mining Co.(a) 17,260 222,136
Ivanhoe Electric, Inc.* 6,900 102,051
Kaiser Aluminum Corp. 1,683 152,362
Materion Corp. 462 52,959
MP Materials Corp.* 4,875 307,564
Newmont Corp. 29,850 2,416,954
Nucor Corp. 6,600 990,330
Reliance, Inc. 1,532 432,683
Royal Gold, Inc. 2,448 427,886
Ryerson Holding Corp. 87 1,919
Southern Copper Corp.(a) 1,818 252,338
Steel Dynamics, Inc. 4,200 658,560
SunCoke Energy, Inc. 5,563 44,560
Warrior Met Coal, Inc.(a) 3,300 223,872
Worthington Steel, Inc.(a) 2,919 93,379
14,569,216
Mortgage Real Estate Investment Trusts (REITs) -
0 .5%
AGNC Investment Corp.(a) 181,587 1,815,870
Annaly Capital Management, Inc. 113,548 2,403,811
Apollo Commercial Real Estate
Finance, Inc.(a) 23,983 234,794
Arbor Realty Trust, Inc.(a) 39,450 398,051
ARMOUR Residential REIT, Inc.(a) 26,550 430,641
Blackstone Mortgage Trust, Inc.,
Class A(a) 11,100 205,128
BrightSpire Capital, Inc., Class A(a) 30,946 159,681
Chimera Investment Corp. 8,171 104,262
Dynex Capital, Inc.(a) 12,450 164,838

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)
87 FLEXSHARES ANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Mortgage Real Estate Investment Trusts (REITs)
(continued)
Ellington Financial, Inc.(a) 23,550 $ 313,686
Franklin BSP Realty Trust, Inc.(a) 7,139 72,390
KKR Real Estate Finance Trust, Inc. 1,192 9,703
Ladder Capital Corp.(a) 27,840 294,269
MFA Financial, Inc.(a) 8,158 73,340
Orchid Island Capital, Inc.(a) 124 897
PennyMac Mortgage Investment
Trust(a) 8,579 103,291
Ready Capital Corp.(a) 10,355 30,340
Redwood Trust, Inc.(a) 7,127 37,844
Rithm Capital Corp.(a) 96,825 1,062,170
Starwood Property Trust, Inc.(a) 58,966 1,072,002
TPG RE Finance Trust, Inc. 10,708 92,624
Two Harbors Investment Corp.(a) 9,235 89,764
9,169,396
Multi-Utilities -
0 .6%
Ameren Corp.(a) 6,300 642,726
Avista Corp. 14,100 536,505
Black Hills Corp. 11,700 742,131
CenterPoint Energy, Inc.(a) 15,602 596,620
CMS Energy Corp. 7,350 540,592
Consolidated Edison, Inc. 8,566 834,414
Dominion Energy, Inc.(a) 21,110 1,238,946
DTE Energy Co. 6,000 813,240
NiSource, Inc.(a) 10,955 461,315
Northwestern Energy Group, Inc. 9,000 537,030
Public Service Enterprise Group, Inc.
(a) 11,250 906,300
Sempra 16,808 1,545,328
Unitil Corp. 2,586 126,068
WEC Energy Group, Inc. 6,120 683,788
10,205,003
Office REITs -
0 .2%
Brandywine Realty Trust, REIT(a) 43,050 147,662
BXP, Inc., REIT 6,000 427,140
COPT Defense Properties, REIT 2,601 73,270
Cousins Properties, Inc., REIT(a) 6,600 171,138
Douglas Emmett, Inc., REIT(a) 28,350 366,849
Easterly Government Properties,
Inc., Class A, REIT 5,550 119,991
Empire State Realty Trust, Inc., Class
A, REIT(a) 17,521 129,480
Highwoods Properties, Inc., REIT 6,450 184,664
JBG SMITH Properties, REIT 14,380 280,266
Kilroy Realty Corp., REIT 6,120 258,570
Paramount Group, Inc., REIT* 32,734 214,080
Piedmont Realty Trust, Inc., REIT(a) 23,250 187,395
SL Green Realty Corp., REIT(a) 3,978 204,270
Vornado Realty Trust, REIT(a) 8,700 330,078
3,094,853
Oil, Gas & Consumable Fuels -
3 .2%
Antero Midstream Corp.(a) 16,950 292,387
Investments Shares Value
Oil, Gas & Consumable Fuels
(continued)
Antero Resources Corp.* 46,200 $ 1,428,042
APA Corp.(a) 66,750 1,511,888
BKV Corp.*(a) 2,448 57,748
California Resources Corp. 12,697 598,917
Calumet, Inc.*(a) 7,396 144,666
Centrus Energy Corp., Class A*(a) 450 165,357
Cheniere Energy, Inc. 4,950 1,049,400
Chevron Corp. 49,329 7,780,170
Chord Energy Corp. 10,258 930,606
Civitas Resources, Inc.(a) 11,700 337,313
CNX Resources Corp.*(a) 8,250 277,695
Comstock Resources, Inc.*(a) 4,200 78,750
ConocoPhillips 33,450 2,972,367
Core Natural Resources, Inc. 8,134 642,586
Coterra Energy, Inc.(a) 22,650 535,899
Crescent Energy Co., Class A(a) 23,781 200,474
CVR Energy, Inc.* 3,450 122,786
Delek US Holdings, Inc. 13,950 526,752
Devon Energy Corp. 18,450 599,440
Diamondback Energy, Inc.(a) 5,530 791,841
Dorian LPG Ltd.(a) 6,622 191,045
DT Midstream, Inc. 4,800 525,552
EOG Resources, Inc. 14,389 1,522,932
EQT Corp. 11,788 631,601
Expand Energy Corp. 5,100 526,881
Exxon Mobil Corp. 112,500 12,865,500
Granite Ridge Resources, Inc.(a) 21,150 111,672
Gulfport Energy Corp.*(a) 2,250 418,523
HF Sinclair Corp. 29,700 1,532,520
HighPeak Energy, Inc.(a) 102 678
International Seaways, Inc.(a) 8,413 430,998
Kinder Morgan, Inc. 43,950 1,151,050
Kinetik Holdings, Inc., Class A(a) 1,800 69,318
Kosmos Energy Ltd.*(a) 64,050 100,558
Magnolia Oil & Gas Corp., Class A(a) 28,911 649,341
Marathon Petroleum Corp. 8,100 1,578,771
Matador Resources Co. 18,545 731,786
Murphy Oil Corp. 21,186 599,564
New Fortress Energy, Inc.*(a) 67,500 87,075
NextDecade Corp.*(a) 1,939 11,498
Northern Oil & Gas, Inc.(a) 11,702 258,965
Occidental Petroleum Corp.(a) 15,300 630,360
ONEOK, Inc. 15,155 1,015,385
Ovintiv, Inc. 48,655 1,825,049
Par Pacific Holdings, Inc.*(a) 7,200 287,856
PBF Energy, Inc., Class A(a) 16,388 559,978
Peabody Energy Corp.(a) 19,870 544,835
Permian Resources Corp. 123,150 1,546,764
Phillips 66 11,100 1,511,154
Range Resources Corp. 7,650 271,958
SM Energy Co.(a) 15,965 333,509
Talos Energy, Inc.*(a) 24,150 236,911
Targa Resources Corp. 4,950 762,498
Texas Pacific Land Corp.(a) 462 435,842
Uranium Energy Corp.*(a) 13,328 201,653
Valero Energy Corp. 8,550 1,449,738

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 88
Investments Shares Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels
(continued)
Venture Global, Inc., Class A(a) 11,400 $ 97,698
Viper Energy, Inc., Class A 4,782 179,612
Vitesse Energy, Inc.(a) 4,074 88,609
Williams Cos., Inc. (The) 26,550 1,536,448
World Kinect Corp.(a) 9,943 257,027
58,813,796
Paper & Forest Products -
0 .0% (d)
Louisiana-Pacific Corp.(a) 3,519 306,540
Sylvamo Corp. 4,758 193,175
499,715
Passenger Airlines -
0 .3%
Alaska Air Group, Inc.*(a) 21,600 901,368
Allegiant Travel Co.* 1,200 74,616
American Airlines Group, Inc.*(a) 111,468 1,463,575
Delta Air Lines, Inc. 15,908 912,801
Frontier Group Holdings, Inc.*(a) 17,285 66,720
JetBlue Airways Corp.*(a) 34,634 145,463
Joby Aviation, Inc.*(a) 21,722 376,659
SkyWest, Inc.* 6,426 645,685
Southwest Airlines Co. 7,699 233,280
United Airlines Holdings, Inc.* 7,801 733,606
Wheels Up Experience, Inc.* 13,309 18,233
5,572,006
Personal Care Products -
0 .1%
BellRing Brands, Inc.* 3,862 116,362
Coty, Inc., Class A*(a) 42,300 167,931
Edgewell Personal Care Co. 3,814 73,953
elf Beauty, Inc.* 1,980 241,837
Estee Lauder Cos., Inc. (The), Class
A 5,850 565,636
Herbalife Ltd.*(a) 26,343 210,744
Interparfums, Inc. 1,512 134,795
Kenvue, Inc. 31,650 454,811
Olaplex Holdings, Inc.*(a) 57,300 59,592
2,025,661
Pharmaceuticals -
2 .7%
Amneal Pharmaceuticals, Inc.* 13,950 150,939
Amphastar Pharmaceuticals, Inc.*(a) 2,925 74,588
ANI Pharmaceuticals, Inc.* 1,072 97,123
Arvinas, Inc.* 15,600 158,184
Avadel Pharmaceuticals plc, ADR*(a) 6,579 124,277
Axsome Therapeutics, Inc.* 1,693 228,538
Bristol-Myers Squibb Co. 55,200 2,543,064
Collegium Pharmaceutical, Inc.* 7,650 275,400
Corcept Therapeutics, Inc.* 3,750 275,513
Crinetics Pharmaceuticals, Inc.*(a) 1,272 55,332
Edgewise Therapeutics, Inc.* 5,550 101,454
Elanco Animal Health, Inc.*(a) 91,319 2,022,716
Eli Lilly & Co. 16,800 14,496,048
Enliven Therapeutics, Inc.*(a) 5,100 119,442
Evolus, Inc.*(a) 12,044 77,804
Investments Shares Value
Pharmaceuticals
(continued)
Harmony Biosciences Holdings, Inc.* 9,600 $ 274,272
Harrow, Inc.*(a) 1,200 45,324
Innoviva, Inc.* 6,000 109,200
Jazz Pharmaceuticals plc* 10,350 1,424,574
Johnson & Johnson 62,700 11,842,149
Ligand Pharmaceuticals, Inc.*(a) 306 58,541
Liquidia Corp.*(a) 1,950 47,502
Merck & Co., Inc. 62,850 5,403,843
Nuvation Bio, Inc.*(a) 33,133 172,954
Ocular Therapeutix, Inc.*(a) 3,450 40,227
Organon & Co.(a) 36,819 248,528
Pacira BioSciences, Inc.*(a) 9,058 193,660
Perrigo Co. plc(a) 19,481 404,036
Pfizer, Inc. 145,096 3,576,616
Prestige Consumer Healthcare,
Inc.*(a) 2,700 163,620
Royalty Pharma plc, Class A(a) 7,801 292,850
Supernus Pharmaceuticals, Inc.* 3,978 219,307
Tarsus Pharmaceuticals, Inc.* 600 41,286
Viatris, Inc. 229,050 2,372,958
WaVe Life Sciences Ltd.*(a) 7,500 67,800
Zoetis, Inc. 9,900 1,426,491
49,226,160
Professional Services -
0 .8%
Alight, Inc., Class A(a) 49,664 143,032
Amentum Holdings, Inc.* 23,700 531,117
Automatic Data Processing, Inc. 8,700 2,264,610
Barrett Business Services, Inc.(a) 2,400 97,128
Booz Allen Hamilton Holding Corp. 3,069 267,494
Broadridge Financial Solutions, Inc. 2,295 505,818
CACI International, Inc., Class A* 1,071 602,170
CBIZ, Inc.*(a) 1,540 84,700
Clarivate plc*(a) 39,858 135,517
Concentrix Corp.(a) 7,500 302,325
CSG Systems International, Inc. 2,250 176,108
Dayforce, Inc.*(a) 6,702 460,695
Equifax, Inc. 2,700 569,970
ExlService Holdings, Inc.*(a) 4,800 187,680
Exponent, Inc. 3,321 235,160
First Advantage Corp.* 87 1,099
FTI Consulting, Inc.* 921 151,974
Genpact Ltd.(a) 7,500 286,125
Heidrick & Struggles International,
Inc. 2,153 125,671
Huron Consulting Group, Inc.* 462 75,971
ICF International, Inc. 1,062 85,257
Innodata, Inc.*(a) 450 33,574
Insperity, Inc.(a) 3,165 139,640
Jacobs Solutions, Inc. 2,850 444,058
KBR, Inc. 6,231 266,936
Kforce, Inc.(a) 3,608 91,282
Korn Ferry 7,800 504,660
Legalzoom.com, Inc.* 3,750 37,388
Leidos Holdings, Inc. 3,000 571,410
ManpowerGroup, Inc. 4,200 128,772

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)
89 FLEXSHARES ANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Professional Services
(continued)
Maximus, Inc. 9,300 $ 773,016
Parsons Corp.*(a) 2,754 228,968
Paychex, Inc. 6,778 793,229
Paycom Software, Inc.(a) 1,350 252,571
Paylocity Holding Corp.* 2,295 324,215
Planet Labs PBC* 11,473 154,312
Robert Half, Inc. 1,730 45,309
Science Applications International
Corp.(a) 2,448 229,402
SS&C Technologies Holdings, Inc. 5,250 445,830
TransUnion(a) 3,663 297,362
TriNet Group, Inc.(a) 1,683 100,980
UL Solutions, Inc., Class A(a) 1,350 105,125
Upwork, Inc.*(a) 25,239 402,310
Verisk Analytics, Inc. 3,150 689,094
Verra Mobility Corp., Class A* 8,779 203,761
14,552,825
Real Estate Management & Development -
0 .3%
CBRE Group, Inc., Class A* 5,967 909,550
Compass, Inc., Class A*(a) 27,720 213,721
CoStar Group, Inc.* 9,150 629,611
Cushman & Wakefield plc*(a) 34,987 549,296
eXp World Holdings, Inc.(a) 732 7,496
Forestar Group, Inc.* 5,508 143,263
Howard Hughes Holdings, Inc.* 1,836 145,558
Jones Lang LaSalle, Inc.* 1,800 549,162
Kennedy-Wilson Holdings, Inc.(a) 136 1,028
Marcus & Millichap, Inc. 1,950 56,960
Newmark Group, Inc., Class A 30,943 551,714
Opendoor Technologies, Inc.*(a) 112,050 870,629
St Joe Co. (The)(a) 3,366 191,121
Zillow Group, Inc., Class A*(a) 1,800 128,754
Zillow Group, Inc., Class C*(a) 4,500 337,410
5,285,273
Residential REITs -
0 .2%
American Homes 4 Rent, Class A,
REIT 4,516 142,706
AvalonBay Communities, Inc.,
REIT(a) 2,757 479,497
Camden Property Trust, REIT 1,533 152,503
Centerspace, REIT 36 2,133
Elme Communities, REIT(a) 8,100 133,245
Equity LifeStyle Properties, Inc.,
REIT(a) 2,649 161,721
Equity Residential, REIT 5,850 347,724
Essex Property Trust, Inc., REIT 1,374 345,932
Independence Realty Trust, Inc.,
REIT(a) 4,200 66,906
Invitation Homes, Inc., REIT 9,600 270,240
Mid-America Apartment
Communities, Inc., REIT(a) 3,051 391,230
NexPoint Residential Trust, Inc.,
REIT 63 1,932
Investments Shares Value
Residential REITs
(continued)
Sun Communities, Inc., REIT 1,839 $ 232,817
UDR, Inc., REIT(a) 4,017 135,333
UMH Properties, Inc., REIT(a) 9,144 132,954
2,996,873
Retail REITs -
0 .3%
Acadia Realty Trust, REIT(a) 8,719 166,271
Agree Realty Corp., REIT(a) 5,202 379,798
Alexander's, Inc., REIT(a) 306 67,605
Brixmor Property Group, Inc.,
REIT(a) 10,350 270,756
Curbline Properties Corp., REIT 450 10,377
Federal Realty Investment Trust,
REIT 2,775 266,927
Getty Realty Corp., REIT(a) 4,650 127,550
InvenTrust Properties Corp., REIT 750 20,550
Kimco Realty Corp., REIT(a) 17,250 356,385
Kite Realty Group Trust, REIT(a) 13,294 294,329
Macerich Co. (The), REIT(a) 14,992 257,113
NETSTREIT Corp., REIT(a) 7,800 145,236
NNN REIT, Inc., REIT 6,600 267,036
Phillips Edison & Co., Inc., REIT(a) 2,907 98,373
Realty Income Corp., REIT(a) 16,988 984,964
Regency Centers Corp., REIT 3,672 253,185
Saul Centers, Inc., REIT 3,300 97,713
Simon Property Group, Inc., REIT 6,732 1,183,216
SITE Centers Corp., REIT(a) 12 88
Tanger, Inc., REIT(a) 6,885 224,176
Urban Edge Properties, REIT(a) 4,158 79,958
Whitestone REIT, REIT(a) 2,754 34,535
5,586,141
Semiconductors & Semiconductor Equipment -
10 .8%
ACM Research, Inc., Class A* 9,484 393,207
Advanced Micro Devices, Inc.* 34,350 8,797,722
Allegro MicroSystems, Inc.*(a) 7,650 228,888
Alpha & Omega Semiconductor Ltd.* 3,519 98,743
Ambarella, Inc.* 2,142 182,563
Amkor Technology, Inc. 7,038 227,187
Analog Devices, Inc. 10,650 2,493,484
Applied Materials, Inc. 20,850 4,860,135
Astera Labs, Inc.* 5,550 1,036,074
Axcelis Technologies, Inc.*(a) 1,650 131,274
Broadcom, Inc. 96,900 35,817,147
CEVA, Inc.*(a) 900 24,489
Cirrus Logic, Inc.* 1,530 202,954
Cohu, Inc.* 871 20,721
Credo Technology Group Holding
Ltd.* 5,652 1,060,428
Diodes, Inc.*(a) 3,300 176,088
Enphase Energy, Inc.*(a) 7,350 224,248
Entegris, Inc. 3,366 308,225
First Solar, Inc.* 2,850 760,779
FormFactor, Inc.* 5,149 282,938
Ichor Holdings Ltd.* 63 1,429
Impinj, Inc.*(a) 1,232 249,061
Intel Corp.* 91,950 3,677,080

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 90
Investments Shares Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment
(continued)
KLA Corp. 2,700 $ 3,263,598
Kulicke & Soffa Industries, Inc. 918 36,656
Lam Research Corp. 32,700 5,148,942
Lattice Semiconductor Corp.*(a) 6,273 457,678
MACOM Technology Solutions
Holdings, Inc.*(a) 2,100 311,073
Marvell Technology, Inc. 16,868 1,581,206
MaxLinear, Inc., Class A*(a) 105 1,591
Microchip Technology, Inc. 10,050 627,321
Micron Technology, Inc. 28,800 6,444,576
MKS, Inc. 10,350 1,487,398
Monolithic Power Systems, Inc. 921 925,605
NVIDIA Corp. 494,550 100,141,429
NXP Semiconductors NV 5,400 1,129,248
ON Semiconductor Corp.* 9,343 467,897
Onto Innovation, Inc.* 2,445 329,977
PDF Solutions, Inc.* 92 2,680
Penguin Solutions, Inc.*(a) 9,484 211,209
Photronics, Inc.*(a) 13,241 316,460
Power Integrations, Inc.(a) 4,221 176,818
Qorvo, Inc.* 16,350 1,551,942
QUALCOMM, Inc. 27,900 5,047,110
Rambus, Inc.*(a) 4,284 440,567
Rigetti Computing, Inc.*(a) 15,900 703,893
Semtech Corp.*(a) 4,743 321,860
Silicon Laboratories, Inc.* 1,683 220,608
SiTime Corp.*(a) 759 219,837
Skyworks Solutions, Inc. 29,550 2,296,626
SolarEdge Technologies, Inc.*(a) 10,200 357,918
Synaptics, Inc.*(a) 1,959 138,971
Teradyne, Inc. 3,360 610,714
Texas Instruments, Inc. 18,677 3,015,588
Ultra Clean Holdings, Inc.* 3,672 100,650
Universal Display Corp.(a) 2,607 383,959
Veeco Instruments, Inc.*(a) 1,232 35,420
199,761,889
Software -
8 .4%
ACI Worldwide, Inc.* 2,850 135,746
Adeia, Inc.(a) 9,505 161,965
Adobe, Inc.* 9,150 3,113,836
Agilysys, Inc.*(a) 300 37,638
Alarm.com Holdings, Inc.* 765 37,653
Alkami Technology, Inc.*(a) 4,590 93,131
Amplitude, Inc., Class A* 9,450 94,973
Appfolio, Inc., Class A* 1,224 311,422
Appian Corp., Class A* 4,059 121,486
AppLovin Corp., Class A* 4,596 2,929,169
Asana, Inc., Class A*(a) 7,801 109,604
Atlassian Corp., Class A* 3,369 570,776
Aurora Innovation, Inc., Class A*(a) 48,642 254,884
Autodesk, Inc.* 4,590 1,383,151
Bentley Systems, Inc., Class B 2,733 138,918
BILL Holdings, Inc.*(a) 5,049 250,733
Blackbaud, Inc.* 2,464 157,795
Investments Shares Value
Software
(continued)
BlackLine, Inc.* 618 $ 35,380
Blend Labs, Inc., Class A* 6,900 22,839
Box, Inc., Class A* 4,466 143,314
Braze, Inc., Class A* 2,940 84,260
C3.ai, Inc., Class A*(a) 90 1,582
Cadence Design Systems, Inc.* 5,851 1,981,675
CCC Intelligent Solutions Holdings,
Inc.*(a) 24,750 215,820
Cipher Mining, Inc.*(a) 9,219 171,934
Cleanspark, Inc.*(a) 57,150 1,017,270
Clear Secure, Inc., Class A(a) 2,865 87,297
Clearwater Analytics Holdings, Inc.,
Class A*(a) 15,900 292,719
Commvault Systems, Inc.* 2,100 292,362
Confluent, Inc., Class A* 7,384 172,564
Core Scientific, Inc.*(a) 16,979 365,728
Crowdstrike Holdings, Inc., Class A* 4,896 2,658,577
Datadog, Inc., Class A* 6,732 1,096,037
Docusign, Inc.* 5,250 383,985
Dolby Laboratories, Inc., Class A 2,295 152,204
Dropbox, Inc., Class A*(a) 33,750 978,750
D-Wave Quantum, Inc.*(a) 13,050 483,633
Dynatrace, Inc.* 8,064 407,796
Elastic NV* 4,125 368,032
Fair Isaac Corp.* 520 862,956
Five9, Inc.* 6,300 152,964
Fortinet, Inc.* 14,250 1,231,628
Freshworks, Inc., Class A* 1,366 15,163
Gen Digital, Inc. 14,380 379,057
Gitlab, Inc., Class A*(a) 3,843 187,346
Guidewire Software, Inc.* 1,990 464,944
HubSpot, Inc.* 1,200 590,304
Hut 8 Corp.*(a) 2,400 121,584
Informatica, Inc., Class A*(a) 7,275 180,929
Intapp, Inc.* 600 23,028
InterDigital, Inc.(a) 750 271,470
Intuit, Inc. 5,850 3,905,167
Jamf Holding Corp.* 114 1,465
JFrog Ltd.* 5,049 239,727
Klaviyo, Inc., Class A*(a) 2,160 56,160
Life360, Inc.*(a) 2,250 222,098
LiveRamp Holdings, Inc.* 1,071 29,281
Manhattan Associates, Inc.* 2,700 491,589
MARA Holdings, Inc.*(a) 10,279 187,797
Microsoft Corp. 156,450 81,011,374
N-able, Inc.* 78 611
nCino, Inc.* 2,100 56,028
NCR Voyix Corp.*(a) 21,000 239,610
NextNav, Inc.*(a) 1,050 14,018
Nutanix, Inc., Class A* 6,450 459,498
Onestream, Inc., Class A*(a) 7,950 150,176
Oracle Corp. 34,050 8,941,871
Pagaya Technologies Ltd., Class
A*(a) 3,750 100,838
PagerDuty, Inc.* 9,150 146,949
Palantir Technologies, Inc., Class A* 45,450 9,111,362

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)
91 FLEXSHARES ANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Software
(continued)
Palo Alto Networks, Inc.* 13,768 $ 3,032,264
Pegasystems, Inc. 2,400 152,760
Procore Technologies, Inc.* 5,400 398,628
Progress Software Corp.*(a) 12 512
PROS Holdings, Inc.* 108 2,489
PTC, Inc.* 2,295 455,649
Q2 Holdings, Inc.*(a) 3,366 207,884
Qualys, Inc.* 1,382 170,345
Rapid7, Inc.*(a) 96 1,777
RingCentral, Inc., Class A*(a) 10,474 315,477
Riot Platforms, Inc.*(a) 12,600 249,228
Roper Technologies, Inc. 2,145 956,992
Rubrik, Inc., Class A* 5,100 383,877
SailPoint, Inc.* 3,600 78,048
Salesforce, Inc. 19,200 4,999,872
Samsara, Inc., Class A* 8,950 359,522
SEMrush Holdings, Inc., Class A*(a) 13,200 95,832
SentinelOne, Inc., Class A* 8,485 151,457
ServiceNow, Inc.* 4,350 3,998,868
ServiceTitan, Inc., Class A*(a) 600 56,616
SoundHound AI, Inc., Class A*(a) 19,200 338,304
Sprinklr, Inc., Class A* 13 100
Sprout Social, Inc., Class A*(a) 66 678
SPS Commerce, Inc.* 771 63,407
Strategy, Inc., Class A*(a) 5,502 1,482,844
Synopsys, Inc.* 3,725 1,690,480
Tenable Holdings, Inc.* 2,100 60,942
Teradata Corp.* 2,220 46,287
Terawulf, Inc.*(a) 10,698 165,819
Tyler Technologies, Inc.* 900 428,634
UiPath, Inc., Class A* 10,618 168,401
Unity Software, Inc.* 14,992 568,197
Varonis Systems, Inc.* 3,978 140,145
Verint Systems, Inc.* 6,529 132,408
Weave Communications, Inc.*(a) 14,100 104,481
Workday, Inc., Class A* 4,800 1,151,616
Workiva, Inc., Class A* 1,095 93,086
Yext, Inc.* 2,550 21,598
Zeta Global Holdings Corp., Class
A*(a) 9,501 170,923
Zoom Communications, Inc., Class
A* 5,550 484,126
Zscaler, Inc.* 2,100 695,394
155,239,597
Specialized REITs -
0 .6%
American Tower Corp., REIT 9,490 1,698,520
Crown Castle, Inc., REIT 7,819 705,430
CubeSmart, REIT 11,700 440,739
Digital Realty Trust, Inc., REIT 6,432 1,096,077
EPR Properties, REIT(a) 4,467 218,972
Equinix, Inc., REIT 2,152 1,820,614
Extra Space Storage, Inc., REIT 4,893 653,411
Four Corners Property Trust, Inc.,
REIT(a) 7,746 183,115
Investments Shares Value
Specialized REITs
(continued)
Gaming and Leisure Properties, Inc.,
REIT(a) 5,851 $ 261,306
Iron Mountain, Inc., REIT 6,455 664,542
Lamar Advertising Co., Class A,
REIT(a) 3,750 444,712
National Storage Affiliates Trust,
REIT(a) 537 15,621
Outfront Media, Inc., REIT 6,300 111,447
PotlatchDeltic Corp., REIT(a) 5,172 206,880
Public Storage, REIT 3,085 859,358
Rayonier, Inc., REIT(a) 8,550 188,699
Safehold, Inc., REIT 13,650 196,970
SBA Communications Corp., REIT 2,589 495,742
VICI Properties, Inc., Class A, REIT 26,592 797,494
Weyerhaeuser Co., REIT 10,912 250,976
11,310,625
Specialty Retail -
2 .1%
Abercrombie & Fitch Co., Class A*(a) 8,700 631,185
Academy Sports & Outdoors, Inc.(a) 12,300 589,047
Advance Auto Parts, Inc.(a) 3,680 173,438
American Eagle Outfitters, Inc.(a) 33,559 560,771
Asbury Automotive Group, Inc.*(a) 3,600 844,560
AutoNation, Inc.* 5,400 1,079,298
AutoZone, Inc.* 350 1,286,050
Bath & Body Works, Inc.(a) 34,208 837,412
Best Buy Co., Inc. 5,814 477,562
Boot Barn Holdings, Inc.*(a) 1,224 232,132
Buckle, Inc. (The)(a) 5,850 320,580
Burlington Stores, Inc.*(a) 1,224 334,874
Camping World Holdings, Inc., Class
A(a) 7,650 100,674
CarMax, Inc.* 4,950 207,455
Carvana Co.* 2,907 891,112
Chewy, Inc., Class A* 9,000 303,480
Dick's Sporting Goods, Inc. 11,601 2,569,041
Five Below, Inc.*(a) 2,100 330,267
Floor & Decor Holdings, Inc., Class
A*(a) 4,650 290,532
GameStop Corp., Class A*(a) 13,800 307,602
Gap, Inc. (The) 39,521 903,055
Group 1 Automotive, Inc.(a) 2,449 973,575
Guess?, Inc. 4,539 77,072
Home Depot, Inc. (The) 20,850 7,914,451
Lithia Motors, Inc., Class A(a) 4,950 1,554,696
Lowe's Cos., Inc. 14,850 3,536,230
Murphy USA, Inc.(a) 765 274,023
National Vision Holdings, Inc.*(a) 5,850 150,637
O'Reilly Automotive, Inc.* 18,356 1,733,541
Penske Automotive Group, Inc.(a) 3,213 514,305
Petco Health & Wellness Co., Inc.,
Class A*(a) 142 452
Revolve Group, Inc., Class A* 1,500 33,180
RH*(a) 312 53,817
Ross Stores, Inc. 6,936 1,102,269
Sally Beauty Holdings, Inc.* 11,605 175,352

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 92
Investments Shares Value
COMMON STOCKS (continued)
Specialty Retail
(continued)
Signet Jewelers Ltd.(a) 7,546 $ 745,922
Sonic Automotive, Inc., Class A 3,450 219,179
TJX Cos., Inc. (The) 24,000 3,363,360
Tractor Supply Co. 11,400 616,854
Ulta Beauty, Inc.* 1,078 560,431
Upbound Group, Inc. 9,178 177,870
Urban Outfitters, Inc.*(a) 9,600 620,256
Valvoline, Inc.*(a) 6,930 228,759
Victoria's Secret & Co.*(a) 12,750 449,438
Warby Parker, Inc., Class A* 7,038 137,874
Wayfair, Inc., Class A*(a) 4,590 475,111
Williams-Sonoma, Inc. 2,754 535,212
39,493,993
Technology Hardware, Storage & Peripherals -
5 .3%
Apple, Inc. 312,750 84,558,217
Corsair Gaming, Inc.*(a) 11,932 97,246
Dell Technologies, Inc., Class C 7,797 1,263,192
Diebold Nixdorf, Inc.* 4,650 275,047
Hewlett Packard Enterprise Co. 36,304 886,544
HP, Inc. 24,933 689,896
IonQ, Inc.*(a) 11,152 695,662
NetApp, Inc. 4,650 547,677
Pure Storage, Inc., Class A*(a) 7,501 740,349
Quantum Computing, Inc.*(a) 600 10,026
Sandisk Corp.* 21,000 4,185,930
Seagate Technology Holdings plc 5,202 1,331,088
Super Micro Computer, Inc.* 12,450 646,902
Western Digital Corp. 8,260 1,240,734
Xerox Holdings Corp. 22 73
97,168,583
Textiles, Apparel & Luxury Goods -
0 .4%
Capri Holdings Ltd.* 25,650 532,238
Carter's, Inc.(a) 3,399 106,729
Columbia Sportswear Co. 180 8,933
Crocs, Inc.*(a) 10,950 894,506
Deckers Outdoor Corp.* 3,330 271,395
Figs, Inc., Class A*(a) 14,992 111,840
G-III Apparel Group Ltd.*(a) 9,150 245,678
Hanesbrands, Inc.* 27,381 180,988
Kontoor Brands, Inc.(a) 3,219 260,481
Lululemon Athletica, Inc.* 1,708 291,282
NIKE, Inc., Class B 28,485 1,839,846
Oxford Industries, Inc. 633 23,326
PVH Corp.(a) 9,750 763,718
Ralph Lauren Corp. 1,800 575,388
Steven Madden Ltd.(a) 14,400 488,304
Tapestry, Inc. 4,650 510,663
Under Armour, Inc., Class A* 14,546 67,057
Under Armour, Inc., Class C*(a) 5,850 25,974
VF Corp.(a) 7,856 110,298
Wolverine World Wide, Inc. 1,350 30,645
7,339,289
Investments Shares Value
Tobacco -
0 .4%
Altria Group, Inc. 45,450 $ 2,562,471
Philip Morris International, Inc. 32,700 4,719,591
Universal Corp. 4,437 224,867
7,506,929
Trading Companies & Distributors -
0 .7%
Air Lease Corp., Class A 18,356 1,172,214
Applied Industrial Technologies, Inc. 1,800 462,762
Boise Cascade Co.(a) 6,937 488,989
Core & Main, Inc., Class A*(a) 5,400 281,772
Custom Truck One Source, Inc.*(a) 6,900 40,641
DNOW, Inc.* 9,150 134,505
DXP Enterprises, Inc.*(a) 1,227 146,811
Fastenal Co. 23,403 963,033
Ferguson Enterprises, Inc. 3,825 950,512
FTAI Aviation Ltd.(a) 4,050 700,245
GATX Corp.(a) 1,989 311,975
Global Industrial Co. 306 8,697
Herc Holdings, Inc.(a) 5,516 783,548
McGrath RentCorp 1,683 180,822
MRC Global, Inc.* 15,450 215,527
MSC Industrial Direct Co., Inc., Class
A(a) 2,601 220,851
QXO, Inc.*(a) 20,550 363,118
Rush Enterprises, Inc., Class A(a) 10,050 496,571
Rush Enterprises, Inc., Class B 698 36,624
SiteOne Landscape Supply, Inc.*(a) 2,443 317,028
Transcat, Inc.*(a) 750 54,487
United Rentals, Inc.(a) 1,379 1,201,357
Watsco, Inc.(a) 766 281,896
WESCO International, Inc.(a) 8,776 2,277,635
Willis Lease Finance Corp.(a) 300 38,514
WW Grainger, Inc. 924 904,596
Xometry, Inc., Class A*(a) 1,224 59,597
13,094,327
Water Utilities -
0 .1%
American States Water Co. 2,250 160,448
American Water Works Co., Inc.(a) 3,522 452,330
California Water Service Group 531 23,566
Essential Utilities, Inc. 12,544 489,592
H2O America 3,156 145,965
Middlesex Water Co.(a) 42 2,414
1,274,315
Wireless Telecommunication Services -
0 .2%
Gogo, Inc.*(a) 7,697 70,043
Telephone and Data Systems, Inc.(a) 18,900 733,698
T-Mobile US, Inc. 11,250 2,363,062
3,166,803
Total Common Stocks
(Cost $852,838,923) 1,836,313,484

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)
93 FLEXSHARES ANNUAL REPORT
Investments
Number of
Warrants Value
WARRANTS - 0 .0% (d)
Oil, Gas & Consumable Fuels - 0.0%(d)
Occidental Petroleum Corp., expiring
8/3/2027, price 22.00 (Cost
$21,117)* 4,266 82,846
Number
of Rights
RIGHTS - 0 .0%
Biotechnology - 0.0%
Blueprint Medicines Corp., CVR*‡ 2,790 —
Health Care Equipment & Supplies - 0.0%
ABIOMED, Inc., CVR*‡ 1,110 —
Life Sciences Tools & Services - 0.0%
OmniAb, Inc., expiring 11/1/2027,
price 1.00*‡ 562 —
–
Paper & Forest Products - 0.0%
Resolute Forest Products, Inc.,
CVR*‡ 6,734 —
Total Rights
(Cost $1,132) —
Principal
Amount
SECURITIES LENDING REINVESTMENTS - 8 .7% (e)
CERTIFICATES OF DEPOSIT - 1 .7%
Bank of Montreal, Chicago
(SOFR + 0.31%), 4.35%,
5/29/2026(f) $ 2,000,000 $ 2,000,862
Bank of Nova Scotia, Houston
(SOFR + 0.34%), 4.38%,
7/1/2026(f) 4,000,000 3,999,946
Barclays Bank plc, New York
(SOFR + 0.25%), 4.52%,
4/29/2026(f) 1,000,000 999,999
BNP Paribas, New York
(SOFR + 0.24%), 4.28%,
12/1/2025(f) 3,000,000 3,000,000
Canadian Imperial Bank of
Commerce, New York
(SOFR + 0.24%), 4.28%,
12/17/2025(f) 3,000,000 3,000,000
MUFG Bank Ltd., New York Branch
(SOFR + 0.22%), 4.49%,
3/12/2026(f) 2,000,000 1,999,866
Natixis SA, New York
4.47%, 12/11/2025 3,000,000 3,000,000
Sumitomo Mitsui Banking Corp., New
York
(SOFR + 0.21%), 4.25%,
3/10/2026(f) 1,000,000 999,907
(SOFR + 0.22%), 4.26%,
4/9/2026(f) 3,000,000 2,999,452
Investments
Principal
Amount Value
CERTIFICATES OF DEPOSIT (continued)
Sumitomo Mitsui Trust Bank Ltd.,
New York
(SOFR + 0.29%), 4.33%,
11/7/2025(f) $ 1,000,000 $ 1,000,000
(SOFR + 0.35%), 4.22%,
11/10/2025(f) 2,000,000 2,000,068
4.40%, 2/3/2026 2,000,000 2,002,420
Toronto-Dominion Bank, New York
(SOFR + 0.20%), 4.47%,
4/6/2026(f) 1,000,000 999,973
(SOFR + 0.36%), 4.63%,
5/8/2026(f) 3,000,000 3,002,331
Total Certificates of Deposit
(Cost $31,000,068) 31,004,824
REPURCHASE AGREEMENTS - 7 .0%
BofA Securities, Inc.
4.32%, dated 10/31/2025, due
2/2/2026, repurchase price
$6,067,680, collateralized by
various Common Stocks, U.S.
Treasury Securities, ranging
from 0.88% - 4.75%, maturing
9/30/2026 - 11/15/2043; total
market value $6,573,320 6,000,000 6,000,000
CF Secured LLC
4.13%, dated 10/31/2025, due
11/3/2025, repurchase price
$46,095,312, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 6.75%,
maturing 11/15/2025 - 2/15/2055;
total market value $46,776,793 46,079,453 46,079,453
Citigroup Global Markets, Inc.
4.15%, dated 10/31/2025, due
11/3/2025, repurchase price
$9,496,820, collateralized by
various U.S. Treasury Securities,
ranging from 0.13% - 0.63%,
maturing 1/15/2026 - 4/15/2026;
total market value $9,670,965 9,493,536 9,493,536
National Bank of Canada Financial Inc.
4.19%, dated 10/31/2025, due
11/3/2025, repurchase price
$50,017,458, collateralized by
various Common Stocks; total
market value $56,308,638 50,000,000 50,000,000
TD Prime Services LLC
4.17%, dated 10/31/2025, due
12/5/2025, repurchase price
$10,040,542, collateralized by
various Common Stocks; total
market value $11,034,056 10,000,000 10,000,000

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 94
Investments
Principal
Amount Value
SECURITIES LENDING REINVESTMENTS (continued)
REPURCHASE AGREEMENTS (continued)
TD Prime Services LLC
3.97%, dated 10/31/2025, due
11/3/2025, repurchase price
$7,558,723, collateralized by
various Common Stocks; total
market value $8,337,579 $ 7,556,224 $ 7,556,224
Total Repurchase Agreements
(Cost $129,129,213) 129,129,213
Total Securities Lending Reinvestments
(Cost $160,129,281) 160,134,037
Total Investments - 108.1%
(Cost $1,012,990,453) 1,996,530,367
Liabilities in excess of other assets - (8.1%) (149,216,738)
NET ASSETS - 100.0% $1,847,313,629
* Non-income producing security.
‡ Security is valued using significant unobservable inputs
and is classified as Level 3 in the fair value hierarchy.
(a) The security or a portion of this security is on loan at
October 31, 2025. The total value of securities on loan
at October 31, 2025 was $216,887,918, collateralized
in the form of cash with a value of $160,129,513 that
was reinvested in the securities shown in the Securities
Lending Reinvestment section of the Schedule of
Investments; $36,361,208 of collateral in the form of U.S.
Government Treasury Securities, interest rates ranging
from 0.00% – 6.13%, and maturity dates ranging from
November 6, 2025 – August 15, 2055 and $26,330,061
of collateral in the form of Foreign Government Fixed
Income Securities, interest rates ranging from 0.00% –
5.75%, and maturity dates ranging from February 15,
2026 – July 22, 2068; a total value of $222,820,782.
(b) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies
to securities offerings that are made outside of the
United States and do not involve direct selling efforts in
the United States and as such may have restrictions on
resale.
(c) Investment in affiliated company. Northern Trust
Investments, Inc., the Investment Adviser of the Fund, is
a subsidiary of Northern Trust Corporation.
(d) Represents less than 0.05% of net assets.
(e) The security was purchased with cash collateral held
from securities on loan at October 31, 2025. The total
value of securities purchased was $160,134,037.
(f) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect
as of October 31, 2025.
Percentages shown are based on Net Assets.
Abbreviations
ADR — American Depositary Receipt
CVR — Contingent Value Rights
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate
As of October 31, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 1,006,623,507
Aggregate gross unrealized depreciation (23,633,100)
Net unrealized appreciation $ 982,990,407
Federal income tax cost $ 1,013,729,091

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)
95 FLEXSHARES ANNUAL REPORT
Investment in a company which was affiliated for the period ended October 31, 2025, was as follows:
Security
Value
October 31,
2024
Purchases at
Cost
Sales
Proceeds
Shares
October 31,
2025
Value
October 31,
2025
Change in
Unrealized
Appreciation
(Depreciation)
Dividend
Income
Realized
Gain
Northern Trust
Corp. $ 643,328 $ 17,513 $ 115,990 5,550 $ 714,118 $ 134,130 $ 18,660 $ 35,137
Futures Contracts
FlexShares
®
Morningstar US Market Factor Tilt Index Fund had the following open futures contracts as of October 31, 2025:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Appreciation /
( Depreciation ) *
Long Contracts
Russell 2000 E-Mini Index 11 12/19/2025 USD $ 1,369,445 $ 33,228
S&P 500 E-Mini Index 20 12/19/2025 USD 6,874,000 180,836
S&P Midcap 400 E-Mini Index 7 12/19/2025 USD 2,280,390 (24,933)
$ 189,131
*
This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the
Statement of Assets and Liabilities for futures contracts.
Abbreviations:
USD — US Dollar
Security Type % of Net Assets
Common Stocks 99 .4%
Warrants 0 .0
†
Rights –
Securities Lending Reinvestments 8 .7
Others
(1)
( 8 .1 )
100 .0%
†
Amount represents less than 0.05%.
(1)
Includes any other net assets/(liabilities).

FLEXSHARES ANNUAL REPORT 96
See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
Schedule of Investments
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund
October 31, 2025
Investments Shares Value
COMMON STOCKS -
98 .0%
Aerospace & Defense -
1 .6%
Airbus SE 6,784 $ 1,670,942
Austal Ltd.* 2,573 11,437
Babcock International Group plc 8,092 128,962
BAE Systems plc 35,872 881,810
Bet Shemesh Engines Holdings 1997
Ltd.*(a) 465 96,381
Bombardier, Inc., Class B*(a) 1,184 165,599
CAE, Inc.*(a) 4,476 125,800
Chemring Group plc 6,231 46,909
Cirrus Aircraft Ltd. 3,100 21,040
Dassault Aviation SA 320 102,973
Elbit Systems Ltd. 288 138,062
Exosens SAS 279 15,731
Hensoldt AG 825 87,794
INVISIO AB 32 1,020
Ispace, Inc.*(a) 3,100 9,699
Kongsberg Gruppen ASA 5,558 142,316
Leonardo SpA 4,832 283,762
LISI SA 880 51,597
MDA Space Ltd.* 3,038 59,366
Melrose Industries plc 18,185 149,471
Montana Aerospace AG*(b) 1,326 52,610
MTU Aero Engines AG 672 293,263
QinetiQ Group plc 10,261 64,630
Rheinmetall AG 512 1,005,502
Rolls-Royce Holdings plc 97,600 1,496,465
Saab AB, Class B 3,776 208,441
Safran SA 4,160 1,478,373
Singapore Technologies Engineering
Ltd. 18,400 120,032
Thales SA 1,184 337,407
9,247,394
Air Freight & Logistics -
0 .5%
AZ-COM MARUWA Holdings, Inc.(a) 3,100 20,686
Deutsche Post AG 18,528 851,124
DSV A/S(a) 2,240 476,076
Freightways Group Ltd. 7,410 62,462
Hamakyorex Co. Ltd. 19,200 190,810
ID Logistics Group SACA* 81 36,835
InPost SA*(a) 3,608 45,475
KLN Logistics Group Ltd. 62,000 57,276
Konoike Transport Co. Ltd.(a) 9,600 199,098
Logista Integral SA 2,344 78,241
Mainfreight Ltd.(a) 1,312 45,267
Mitsui-Soko Holdings Co. Ltd. 3,200 84,043
Nippon Express Holdings, Inc. 4,800 102,104
Oesterreichische Post AG 136 4,709
Sankyu, Inc. 1,333 68,088
SBS Holdings, Inc. 6,400 140,833
Senko Group Holdings Co. Ltd. 3,100 40,487
SG Holdings Co. Ltd.(a) 3,800 34,940
Investments Shares Value
Air Freight & Logistics
(continued)
Yamato Holdings Co. Ltd. 3,800 $ 55,549
2,594,103
Automobile Components -
2 .1%
Aisan Industry Co. Ltd.(a) 12,800 174,151
Aisin Corp. 12,800 230,525
ARB Corp. Ltd.(a) 4,248 100,392
Brembo NV(a) 6,138 66,204
Bridgestone Corp. 12,800 562,002
CIE Automotive SA(a) 14,912 500,853
Cie Generale des Etablissements
Michelin SCA 14,880 475,562
Continental AG 2,656 200,733
Denso Corp. 38,400 538,779
Dometic Group AB(a)(c) 120,768 594,139
Eagle Industry Co. Ltd. 8,000 141,975
Exedy Corp. 9,600 323,417
FCC Co. Ltd. 12,800 259,232
Forvia SE* 56,832 728,766
Gestamp Automocion SA(a)(b) 34,176 132,459
GS Yuasa Corp.(a) 3,100 86,890
Hella GmbH & Co. KGaA 328 30,551
Johnson Electric Holdings Ltd.(a) 128,000 601,776
Koito Manufacturing Co. Ltd. 3,100 46,353
KYB Corp.(a) 12,800 325,702
Linamar Corp. 13,088 709,441
Magna International, Inc. 4,288 202,778
Musashi Seimitsu Industry Co. Ltd.(a) 16,000 362,468
NHK Spring Co. Ltd. 6,200 116,671
Nifco, Inc. 2,400 69,793
Nishikawa Rubber Co. Ltd.(a) 9,600 177,287
Niterra Co. Ltd. 3,200 131,735
NOK Corp. 4,100 73,055
Opmobility 16,160 264,111
Pirelli & C SpA(b) 3,854 27,028
Schaeffler AG 12,214 99,034
Seiren Co. Ltd. 19,200 395,080
Stanley Electric Co. Ltd. 3,400 66,983
Sumitomo Electric Industries Ltd. 16,000 586,803
Sumitomo Riko Co. Ltd.(a) 16,000 271,799
Sumitomo Rubber Industries Ltd.(a) 3,800 44,622
Tokai Rika Co. Ltd.(a) 16,000 288,520
Topre Corp.(a) 16,000 233,060
Toyo Tire Corp. 4,500 123,414
Toyoda Gosei Co. Ltd. 2,000 46,438
Toyota Boshoku Corp. 2,700 41,169
TS Tech Co. Ltd. 35,200 418,365
Valeo SE 75,744 1,047,773
Yokohama Rubber Co. Ltd. (The)(a) 3,800 136,307
12,054,195
Automobiles -
1 .9%
Bayerische Motoren Werke AG 5,280 491,922

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)
97 FLEXSHARES ANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Automobiles
(continued)
Bayerische Motoren Werke AG
(Preference) 620 $ 53,706
Dr Ing hc F Porsche AG (Preference)
(b) 465 24,393
Ferrari NV 1,376 550,304
Honda Motor Co. Ltd.(a) 83,200 842,504
Isuzu Motors Ltd. 12,800 157,450
Mazda Motor Corp. 6,200 43,143
Mercedes-Benz Group AG 13,568 880,259
Nissan Motor Co. Ltd.*(a) 57,600 132,171
Nissan Shatai Co. Ltd.(a) 6,200 41,413
Porsche Automobil Holding SE
(Preference) 2,080 82,729
Renault SA 2,976 115,756
Stellantis NV 36,416 368,951
Subaru Corp. 12,800 272,775
Suzuki Motor Corp. 38,400 575,296
Toyota Motor Corp. 236,800 4,823,462
Trigano SA 2,784 464,321
Volkswagen AG (Preference) 3,840 399,867
Volvo Car AB, Class B*(a) 33,108 114,993
Yamaha Motor Co. Ltd.(a) 16,000 115,803
10,551,218
Banks -
13 .9%
77 Bank Ltd. (The) 1,500 64,409
ABN AMRO Bank NV, CVA(b) 9,984 298,575
AIB Group plc 46,688 430,290
Aichi Financial Group, Inc. 3,200 82,568
Aktia Bank OYJ(a) 17,728 218,940
Alandsbanken Abp, Class B(a) 2,035 106,401
Alior Bank SA 2,640 73,584
AMCO - Asset Management Co.
SpA*‡(a) 239 210
ANZ Group Holdings Ltd. 33,440 802,323
Aozora Bank Ltd.(a) 3,100 44,381
Awa Bank Ltd. (The) 12,800 302,437
Banca Monte dei Paschi di Siena
SpA 46,530 407,298
Banca Popolare di Sondrio SpA 11,040 184,892
Banco Bilbao Vizcaya Argentaria
SA(a) 119,616 2,407,090
Banco BPM SpA 25,143 365,798
Banco Comercial Portugues SA,
Class R 189,546 167,406
Banco de Sabadell SA 98,336 368,079
Banco Santander SA(a) 309,696 3,154,864
Bank Hapoalim BM 26,656 543,081
Bank Leumi Le-Israel BM 32,896 670,516
Bank Millennium SA* 17,360 72,639
Bank of East Asia Ltd. (The) 25,413 43,814
Bank of Ireland Group plc 18,112 296,536
Bank of Montreal(a) 14,848 1,846,317
Bank of Nagoya Ltd. (The) 17,700 452,108
Bank of Nova Scotia (The)(a) 26,496 1,739,548
Investments Shares Value
Banks
(continued)
Bank of Queensland Ltd.(a) 8,126 $ 36,493
Bank Polska Kasa Opieki SA 3,872 198,794
Bankinter SA 12,060 181,930
Banque Cantonale de Geneve 5,440 168,740
Banque Cantonale Vaudoise
(Registered)(a) 410 47,652
Barclays plc 300,768 1,608,318
BAWAG Group AG(b) 1,775 229,250
Bendigo & Adelaide Bank Ltd.(a) 7,372 61,050
BNP Paribas SA 21,504 1,664,424
BNPP Bank Polska SA 496 15,189
BPER Banca SpA 23,721 283,507
CaixaBank SA 70,528 745,818
Canadian Imperial Bank of
Commerce 18,816 1,560,580
Chiba Bank Ltd. (The)(a) 14,200 138,769
Chugin Financial Group, Inc. 2,600 36,286
Commerzbank AG 17,632 641,255
Commonwealth Bank of Australia 19,520 2,193,348
Credit Agricole SA 25,280 456,347
Credito Emiliano SpA 31 491
Dah Sing Banking Group Ltd. 140,800 199,274
Dah Sing Financial Holdings Ltd.(a) 64,000 295,947
Daishi Hokuetsu Financial Group,
Inc. 9,300 89,828
Danske Bank A/S 14,336 641,065
DBS Group Holdings Ltd. 41,661 1,726,365
DNB Bank ASA 15,872 405,235
EQB, Inc.(a) 8,992 574,181
Erste Group Bank AG 5,760 596,675
FIBI Holdings Ltd. 533 41,045
FinecoBank Banca Fineco SpA 7,168 163,894
First International Bank of Israel Ltd.
(The) 1,144 82,613
Fukuoka Financial Group, Inc. 2,800 81,516
Graubuendner Kantonalbank 7 15,478
Gunma Bank Ltd. (The)(a) 8,400 87,296
Hachijuni Bank Ltd. (The) 10,200 102,857
Hang Seng Bank Ltd. 16,000 312,087
Hirogin Holdings, Inc. 9,200 85,995
Hokuhoku Financial Group, Inc.(a) 3,100 76,044
HSBC Holdings plc 361,856 5,055,664
Hyakugo Bank Ltd. (The) 12,400 76,869
ING Bank Slaski SA 532 45,487
ING Groep NV 63,616 1,594,804
Intesa Sanpaolo SpA 312,416 2,010,653
Israel Discount Bank Ltd., Class A 23,314 233,842
Iyogin Holdings, Inc. 6,200 96,871
Japan Post Bank Co. Ltd. 35,200 394,830
Judo Capital Holdings Ltd.*(a) 32,064 35,474
Juroku Financial Group, Inc. 12,800 466,950
Jyske Bank A/S (Registered) 1,155 135,682
KBC Ancora(a) 803 63,209
KBC Group NV 4,896 589,113
Keiyo Bank Ltd. (The)(a) 35,200 297,037
Kiyo Bank Ltd. (The)(a) 22,400 436,208

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 98
Investments Shares Value
COMMON STOCKS (continued)
Banks
(continued)
Kyoto Financial Group, Inc.(a) 3,100 $ 62,863
Kyushu Financial Group, Inc. 16,000 91,780
Liechtensteinische Landesbank AG 192 18,919
Lion Finance Group plc 11,968 1,258,719
Lloyds Banking Group plc 1,186,240 1,388,349
Luzerner Kantonalbank AG
(Registered) 304 30,978
mBank SA* 93 24,729
Mebuki Financial Group, Inc. 26,410 164,901
Mitsubishi UFJ Financial Group, Inc. 137,600 2,081,127
Mizrahi Tefahot Bank Ltd. 2,545 165,954
Mizuho Financial Group, Inc. 51,200 1,711,264
Musashino Bank Ltd. (The)(a) 12,800 344,812
Nanto Bank Ltd. (The) 11,100 369,628
National Australia Bank Ltd. 35,104 1,002,424
National Bank of Canada 4,495 502,706
NatWest Group plc 151,360 1,161,368
Nishi-Nippon Financial Holdings, Inc. 3,800 65,070
Nordea Bank Abp 58,816 1,005,619
Norion Bank AB* 20,842 155,670
North Pacific Bank Ltd. 118,400 554,898
Oberbank AG 775 67,982
Oversea-Chinese Banking Corp. Ltd. 67,200 879,339
Permanent TSB Group Holdings plc* 21,545 72,115
Powszechna Kasa Oszczednosci
Bank Polski SA 17,056 349,902
Raiffeisen Bank International AG 3,451 128,815
Rakuten Bank Ltd.*(a) 400 22,031
Resona Holdings, Inc. 28,800 279,204
Ringkjoebing Landbobank A/S 492 111,259
Royal Bank of Canada 16,640 2,440,153
San-In Godo Bank Ltd. (The)(a) 57,600 506,624
Santander Bank Polska SA 864 114,076
Senshu Ikeda Holdings, Inc.(a) 83,200 359,144
Seven Bank Ltd. 6,200 11,393
Shizuoka Financial Group, Inc. 11,600 156,243
Skandinaviska Enskilda Banken AB,
Class A 28,032 535,687
Skandinaviska Enskilda Banken AB,
Class C 684 13,359
Societe Generale SA 13,568 859,118
SpareBank 1 Nord Norge 36,448 495,367
Sparebank 1 Oestlandet 1,329 23,325
SpareBank 1 SMN 3,103 57,128
SpareBank 1 Sor-Norge ASA 4,950 85,232
Sparebanken Norge 47,808 834,057
St Galler Kantonalbank AG
(Registered) 41 26,048
Standard Chartered plc 39,232 803,844
Sumitomo Mitsui Financial Group,
Inc. 80,000 2,161,825
Sumitomo Mitsui Trust Group, Inc. 16,000 439,427
Suruga Bank Ltd. 6,200 62,018
Svenska Handelsbanken AB, Class
A(a) 32,896 432,144
Investments Shares Value
Banks
(continued)
Svenska Handelsbanken AB, Class B 31 $ 682
Swedbank AB, Class A 18,656 567,984
Sydbank A/S 18,016 1,539,960
TBC Bank Group plc 16,992 972,251
Tokyo Kiraboshi Financial Group,
Inc.(a) 9,600 457,395
TOMONY Holdings, Inc.(a) 54,400 241,181
Toronto-Dominion Bank (The) 35,360 2,906,225
Unicaja Banco SA(b) 38,528 104,058
UniCredit SpA 31,936 2,360,180
United Overseas Bank Ltd. 28,800 767,218
Valiant Holding AG (Registered) 5,408 890,611
Walliser Kantonalbank (Registered) 186 29,890
Westpac Banking Corp. 39,072 990,910
Yamaguchi Financial Group, Inc. 4,100 47,040
Yokohama Financial Group, Inc. 19,200 139,711
79,026,366
Beverages -
0 .6%
Anheuser-Busch InBev SA/NV 11,040 674,071
Asahi Group Holdings Ltd. 28,800 310,518
Budweiser Brewing Co. APAC Ltd.
(a)(b) 55,800 56,574
Carlsberg A/S, Class B(a) 1,088 128,080
Coca-Cola Europacific Partners
plc(a) 2,539 225,539
Coca-Cola HBC AG 3,127 141,904
Davide Campari-Milano NV(a) 434 3,023
Diageo plc 24,832 570,947
Fevertree Drinks plc 2,201 24,118
Heineken Holding NV 2,144 145,012
Heineken NV 2,880 222,847
Ito En Ltd. 800 16,482
Kirin Holdings Co. Ltd. 19,200 269,763
Pernod Ricard SA 2,720 266,726
Royal Unibrew A/S 836 63,267
Sapporo Holdings Ltd.(a) 800 38,428
Suntory Beverage & Food Ltd.(a) 1,800 54,471
Takara Holdings, Inc. 6,400 65,161
Treasury Wine Estates Ltd.(a) 3,906 15,317
3,292,248
Biotechnology -
0 .4%
Argenx SE* 736 599,401
Bavarian Nordic A/S* 1,376 50,833
BioArctic AB, Class B*(a)(b) 2,108 65,022
BioGaia AB, Class B 3,846 40,719
BioNTech SE, ADR* 1,120 116,379
CSL Ltd. 5,888 688,042
Galapagos NV* 1,023 32,471
Genmab A/S* 672 190,915
Genus plc 1,891 61,118
Grifols SA(a) 5,301 68,740
Grifols SA (Preference), Class B 5,301 49,039
Mesoblast Ltd.*(a) 22,320 36,676
PeptiDream, Inc.* 2,500 25,308
Pharma Mar SA 217 18,359

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)
99 FLEXSHARES ANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Biotechnology
(continued)
Swedish Orphan Biovitrum AB* 2,455 $ 84,622
Takara Bio, Inc. 400 2,397
Telix Pharmaceuticals Ltd.*(a) 4,018 42,297
Vitrolife AB(a) 880 13,655
Zealand Pharma A/S, Class A*(a) 896 70,992
2,256,985
Broadline Retail -
0 .7%
Aeon Kyushu Co. Ltd.(a) 3,200 62,295
Allegro.eu SA*(b) 3,224 30,143
ASKUL Corp. 3,100 28,252
B&M European Value Retail SA 6,758 15,951
Canadian Tire Corp. Ltd., Class A(a) 800 91,839
Dollarama, Inc. 3,232 420,530
Europris ASA(b) 7,750 66,875
Harvey Norman Holdings Ltd. 5,586 26,439
Isetan Mitsukoshi Holdings Ltd. 5,000 78,689
Izumi Co. Ltd. 16,000 298,699
J Front Retailing Co. Ltd. 4,100 61,797
Myer Holdings Ltd.(a) 52,328 13,531
Next plc 1,600 300,609
Pan Pacific International Holdings
Corp. 32,000 190,644
Prosus NV*(a) 14,752 1,020,414
Puuilo OYJ 2,622 42,974
Rakuten Group, Inc.* 22,400 146,784
Ryohin Keikaku Co. Ltd. 6,400 131,652
Seria Co. Ltd. 1,000 19,058
Takashimaya Co. Ltd.(a) 8,600 92,250
Tokmanni Group Corp.(a) 3,348 33,155
Wesfarmers Ltd. 12,736 700,360
3,872,940
Building Products -
0 .6%
AGC, Inc.(a) 4,100 128,279
Assa Abloy AB, Class B 12,544 474,009
Belimo Holding AG (Registered) 126 135,928
Bunka Shutter Co. Ltd.(a) 19,200 253,624
Carel Industries SpA(a)(b) 961 25,012
Cie de Saint-Gobain SA 5,728 555,742
Daikin Industries Ltd. 3,500 408,377
dormakaba Holding AG 620 52,983
Fletcher Building Ltd.* 651 1,215
Geberit AG (Registered)(a) 384 280,795
Genuit Group plc 10,695 51,991
Inrom Construction Industries Ltd.(a) 5,859 43,607
Kingspan Group plc 1,664 124,646
Lindab International AB(a) 3,472 83,247
Munters Group AB(b) 2,720 46,420
Nibe Industrier AB, Class B(a) 16,399 64,110
Reliance Worldwide Corp. Ltd.(a) 13,860 37,655
ROCKWOOL A/S, Class A 880 30,163
ROCKWOOL A/S, Class B 1,796 61,601
Sanwa Holdings Corp. 3,400 92,915
Systemair AB 4,018 33,058
Investments Shares Value
Building Products
(continued)
Takara Standard Co. Ltd. 16,000 $ 258,817
TOTO Ltd. 3,000 76,395
Volution Group plc 3,838 33,130
3,353,719
Capital Markets -
3 .7%
3i Group plc 19,392 1,121,040
Aberdeen Group plc(a) 619,936 1,653,441
AJ Bell plc 2,263 15,981
Allfunds Group plc 31 236
Alpha Group International plc(b) 760 42,437
Amundi SA(b) 1,273 94,476
Antin Infrastructure Partners SA 31 391
Ashmore Group plc 31 76
ASX Ltd. 1,938 71,619
Avanza Bank Holding AB 2,464 95,367
Azimut Holding SpA 2,537 99,266
Banca Generali SpA 1,209 68,376
Brederode SA(a) 285 33,816
Bridgepoint Group plc(a)(b) 18,662 73,802
Brookfield Asset Management Ltd.,
Class A 4,352 235,654
Brookfield Corp., Class A 22,416 1,033,329
Bure Equity AB 968 28,431
Cie Financiere Tradition SA 31 11,740
CVC Capital Partners plc(a)(b) 6,976 116,669
Daiwa Securities Group, Inc. 32,000 247,081
Deutsche Bank AG (Registered) 37,952 1,354,864
Deutsche Boerse AG 2,304 583,711
EFG International AG 1,680 35,034
EQT AB 8,160 283,333
Euronext NV(b) 1,178 168,596
Fairfax India Holdings Corp.*(a)(b) 3,689 62,713
flatexDEGIRO AG 2,128 80,758
Galaxy Digital, Inc., Class A*(a) 3,264 114,333
Gimv NV 8,773 474,394
HMC Capital Ltd., REIT(a) 9,954 20,201
Hong Kong Exchanges & Clearing
Ltd. 14,558 793,439
HUB24 Ltd. 1,023 76,454
ICG plc 4,032 102,294
iFAST Corp. Ltd. 10,000 74,455
IG Group Holdings plc 6,732 98,531
IGM Financial, Inc. 2,200 84,709
Insignia Financial Ltd.* 174,912 519,858
IntegraFin Holdings plc(b) 9,734 46,360
Integral Corp.(a) 3,100 68,920
Investec plc 14,014 105,502
JAFCO Group Co. Ltd.(a) 16,000 250,196
Japan Exchange Group, Inc. 12,800 143,699
JTC plc(b) 2,542 43,551
Julius Baer Group Ltd. 3,648 246,305
London Stock Exchange Group plc 5,472 681,985
Macquarie Group Ltd. 4,032 576,900
Magellan Financial Group Ltd.(a) 52,800 332,520
Man Group plc 376,224 1,039,023

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 100
Investments Shares Value
COMMON STOCKS (continued)
Capital Markets
(continued)
Monex Group, Inc.(a) 12,300 $ 56,688
Nihon M&A Center Holdings, Inc. 9,300 43,863
Nomura Holdings, Inc. 60,800 434,920
Nordnet AB publ 2,420 70,108
Okasan Securities Group, Inc.(a) 70,400 316,230
Onex Corp. 684 59,557
Partners Group Holding AG 224 274,130
Perpetual Ltd. 41,696 523,816
Pinnacle Investment Management
Group Ltd.(a) 736 9,521
Plus500 Ltd. 2,816 117,136
Quilter plc(b) 52,096 124,435
Rathbones Group plc 18,112 424,529
Ratos AB, Class B 67,744 275,044
SBI Holdings, Inc. 6,400 287,232
Schroders plc 8,742 43,577
Singapore Exchange Ltd. 12,300 160,005
St James's Place plc 8,800 150,015
Swissquote Group Holding SA
(Registered) 160 101,651
Tamburi Investment Partners SpA 2,546 25,713
Tel Aviv Stock Exchange Ltd. 4,141 96,711
TMX Group Ltd. 3,520 129,957
Tokai Tokyo Financial Holdings, Inc. 89,600 332,681
TP ICAP Group plc 270,368 932,460
UBS Group AG (Registered) 35,488 1,358,513
UOB-Kay Hian Holdings Ltd. 74,867 140,938
Van Lanschot Kempen NV, CVA 832 48,687
Vontobel Holding AG (Registered) 339 25,760
VZ Holding AG 285 55,740
XTB SA(b) 2,360 44,578
Yangzijiang Financial Holding Ltd. 883,200 719,345
20,889,406
Chemicals -
3 .2%
ADEKA Corp. 2,300 52,224
Aica Kogyo Co. Ltd. 1,500 35,345
Air Liquide SA 6,656 1,290,021
Air Water, Inc. 4,100 57,353
Akzo Nobel NV 2,368 156,992
Arkema SA 589 35,011
Artience Co. Ltd.(a) 12,800 261,309
Asahi Kasei Corp. 22,400 171,939
BASF SE 19,040 940,352
Borregaard ASA 1,692 32,111
C Uyemura & Co. Ltd. 600 48,918
Chugoku Marine Paints Ltd. 16,000 429,976
Clariant AG (Registered)(a) 279 2,508
Corbion NV 2,139 43,600
Croda International plc 527 19,990
Daicel Corp. 8,900 76,750
Denka Co. Ltd.(a) 32,000 465,184
DIC Corp. 2,899 68,347
DSM-Firmenich AG 2,976 242,847
Dyno Nobel Ltd. 14,043 29,602
Investments Shares Value
Chemicals
(continued)
Elkem ASA(b) 25,451 $ 67,118
EMS-Chemie Holding AG
(Registered)(a) 130 89,150
Evonik Industries AG 2,635 44,190
FUCHS SE 711 25,235
FUCHS SE (Preference) 1,182 52,906
Fujimi, Inc. 3,100 48,697
Fuso Chemical Co. Ltd.(a) 1,100 36,558
Givaudan SA (Registered) 96 394,404
Hexpol AB 5,784 52,737
ICL Group Ltd. 10,602 69,687
Israel Corp. Ltd.(a) 104 36,973
Johnson Matthey plc 56,032 1,569,528
K+S AG (Registered) 5,280 68,925
Kaneka Corp.(a) 19,200 530,678
Kansai Paint Co. Ltd. 3,800 61,025
Kemira OYJ(a) 2,992 65,959
Keppel Infrastructure Trust 153,600 54,290
Kumiai Chemical Industry Co. Ltd.(a) 25,600 113,331
Kuraray Co. Ltd.(a) 8,000 86,852
LANXESS AG 930 22,155
Lenzing AG* 7,712 230,986
Lintec Corp. 16,000 407,647
Methanex Corp.(a) 22,816 898,864
Mitsubishi Chemical Group Corp. 22,400 117,209
Mitsubishi Gas Chemical Co., Inc.(a) 6,400 118,690
Mitsui Chemicals, Inc. 4,600 108,897
Nihon Parkerizing Co. Ltd.(a) 35,200 305,948
Nippon Paint Holdings Co. Ltd.(a) 6,200 39,541
Nippon Sanso Holdings Corp.(a) 2,800 93,203
Nippon Soda Co. Ltd. 19,278 427,969
Nissan Chemical Corp.(a) 2,900 98,207
Nitto Denko Corp. 9,000 225,153
NOF Corp. 3,600 64,193
Novonesis Novozymes B(a) 4,353 260,525
Nufarm Ltd.*(a) 127,936 174,207
Nutrien Ltd. 10,912 594,917
Okamoto Industries, Inc. 6,400 209,795
Orica Ltd. 4,446 64,760
Osaka Soda Co. Ltd.(a) 3,100 33,162
Palram Industries 1990 Ltd.(a) 1,147 26,467
Resonac Holdings Corp.(a) 3,700 145,041
Sakata INX Corp.(a) 12,800 189,356
Sanyo Chemical Industries Ltd. 3,200 87,242
Shin-Etsu Chemical Co. Ltd. 22,400 676,849
Shin-Etsu Polymer Co. Ltd. 800 10,038
Sika AG (Registered) 1,920 375,988
SK Kaken Co. Ltd. 3,200 188,400
SOL SpA 1,085 63,617
Solvay SA 1,558 47,941
Sumitomo Chemical Co. Ltd.(a) 41,600 122,487
Syensqo SA(a) 899 74,335
Symrise AG, Class A 1,696 140,511
T Hasegawa Co. Ltd. 900 15,785
Toagosei Co. Ltd. 35,200 349,589
Tokai Carbon Co. Ltd.(a) 73,600 493,756

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)
101 FLEXSHARES ANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Chemicals
(continued)
Tokuyama Corp. 25,600 $ 637,279
Tokyo Ohka Kogyo Co. Ltd. 2,100 77,059
Toray Industries, Inc. 25,600 157,218
Tosoh Corp. 7,000 99,964
UBE Corp.(a) 35,200 518,558
Umicore SA 61,696 1,177,806
Yara International ASA 2,496 91,087
Zeon Corp. 3,600 37,004
18,228,027
Commercial Services & Supplies -
1 .1%
ALSOK Co. Ltd. 6,200 42,399
Befesa SA(b) 11,232 372,066
Bilfinger SE 1,376 148,495
Boyd Group, Inc.(a) 544 86,980
Brambles Ltd. 18,656 303,619
Cleanaway Waste Management Ltd. 35,432 59,149
Dai Nippon Printing Co. Ltd. 9,600 160,743
Daiseki Co. Ltd. 1,499 31,575
DO & CO AG 369 88,161
Downer EDI Ltd. 3,616 18,299
Element Fleet Management Corp.(a) 6,016 162,427
Elis SA 4,152 115,780
GFL Environmental, Inc. 2,560 112,036
ISS A/S 2,508 79,161
Loomis AB, Class B 984 39,806
Matsuda Sangyo Co. Ltd.(a) 6,400 171,991
Mitie Group plc 53,600 116,056
Mitsubishi Pencil Co. Ltd.(a) 1,800 23,929
Nippon Kanzai Holdings Co. Ltd. 1,300 22,117
Okamura Corp. 25,600 375,222
Pilot Corp.(a) 12,800 387,186
Prestige International, Inc. 4,000 17,215
Prosegur Cash SA(b) 43,431 35,541
Prosegur Cia de Seguridad SA 30,620 100,017
RB Global, Inc.(a) 2,208 219,295
Rentokil Initial plc 19,488 107,973
Sdiptech AB, Class B* 1,767 35,256
Secom Co. Ltd. 5,400 182,728
Securitas AB, Class B(a) 9,499 140,296
Serco Group plc 358,624 1,195,850
Societe BIC SA 6,880 383,545
SPIE SA 2,368 120,586
TOPPAN Holdings, Inc. 3,800 93,239
Veridis Environment Ltd.* 31 308
Waste Connections, Inc. 2,880 483,484
6,032,530
Communications Equipment -
0 .2%
Nokia OYJ 53,568 362,561
Telefonaktiebolaget LM Ericsson,
Class A 306 3,120
Telefonaktiebolaget LM Ericsson,
Class B 31,808 321,012
Investments Shares Value
Communications Equipment
(continued)
VTech Holdings Ltd.(a) 51,200 $ 417,982
1,104,675
Construction & Engineering -
2 .7%
Ackermans & van Haaren NV 384 95,734
ACS Actividades de Construccion y
Servicios SA 3,091 254,015
AF Gruppen ASA 837 14,098
Ashtrom Group Ltd. 238 5,458
AtkinsRealis Group, Inc. 2,068 145,984
Balfour Beatty plc 179,872 1,588,103
Bouygues SA 3,488 157,532
Budimex SA 93 14,784
Burkhalter Holding AG 31 5,515
Cadeler A/S* 1,860 8,641
Chudenko Corp. 1,500 40,992
COMSYS Holdings Corp. 3,100 78,338
Deme Group NV 272 41,126
Eiffage SA 1,280 157,636
Elco Ltd.(a) 4,032 217,447
Elecnor SA 2,201 71,893
Electra Ltd. 1,520 48,297
EXEO Group, Inc. 3,100 44,733
Ferrovial SE 5,750 353,070
Fugro NV(a) 35,168 359,635
Gold Finance Holdings Ltd.*‡ 89,827 —
Hazama Ando Corp. 48,000 538,094
HOCHTIEF AG 372 106,740
INFRONEER Holdings, Inc.(a) 4,100 43,993
Instalco AB(b) 31 79
JGC Holdings Corp. 6,800 68,969
Kajima Corp.(a) 9,700 313,311
Keller Group plc 25,120 524,102
Kinden Corp. 2,300 92,236
Koninklijke BAM Groep NV 91,168 847,596
Koninklijke Heijmans N.V, CVA 7,648 542,880
Kraftia Corp. 2,200 116,501
Kumagai Gumi Co. Ltd.(a) 41,600 378,317
Kvutzat Acro Ltd.(a) 2,108 30,815
Maire SpA 1,395 21,157
MIRAIT ONE Corp. 28,800 559,250
Monadelphous Group Ltd. 6,045 91,969
Morgan Sindall Group plc 1,387 84,737
NCC AB, Class B(a) 28,832 660,926
NRW Holdings Ltd. 168,256 534,222
Obayashi Corp. 9,900 167,854
Okumura Corp.(a) 12,800 406,296
Peab AB, Class B 8,060 65,423
Penta-Ocean Construction Co. Ltd. 92,800 852,070
Per Aarsleff Holding A/S 5,184 589,751
Raito Kogyo Co. Ltd. 3,100 64,896
Sacyr SA 9,151 40,305
Shapir Engineering and Industry Ltd.
(a) 2,525 22,579
Shikun & Binui Ltd.*(a) 7,872 43,905
Shimizu Corp. 7,600 102,292

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 102
Investments Shares Value
COMMON STOCKS (continued)
Construction & Engineering
(continued)
Shinnihon Corp. 10,800 $ 124,296
SHO-BOND Holdings Co. Ltd. 1,200 38,137
Skanska AB, Class B 5,024 137,396
Stantec, Inc. 1,443 159,959
Sweco AB, Class B 3,524 63,705
Taihei Dengyo Kaisha Ltd.(a) 19,200 269,576
Taikisha Ltd. 19,200 380,747
Taisei Corp.(a) 1,600 116,686
Takamatsu Construction Group Co.
Ltd. 6,400 140,625
Toda Corp. 5,200 35,087
Toenec Corp. 16,500 179,400
Veidekke ASA 3,088 47,860
Ventia Services Group Pty. Ltd.(a) 2,356 8,838
Vinci SA 10,048 1,344,139
Webuild SpA(a) 18,445 74,470
Worley Ltd. 12,352 115,633
WSP Global, Inc. 1,376 263,327
Yokogawa Bridge Holdings Corp.(a) 12,100 216,308
Yurtec Corp. 3,400 54,910
15,385,395
Construction Materials -
0 .7%
Breedon Group plc 101,856 461,156
Buzzi SpA 2,310 139,042
Cementir Holding NV 3,596 66,325
Heidelberg Materials AG 2,464 577,606
Holcim AG 5,696 506,201
Imerys SA 10,592 261,377
Inmocemento SA*(a) 15,159 62,550
James Hardie Industries plc,
CHDI*(a) 4,224 89,068
RHI Magnesita NV(a) 4,960 136,525
SigmaRoc plc* 51,739 78,446
Sumitomo Osaka Cement Co. Ltd. 9,600 240,226
Taiheiyo Cement Corp. 3,400 92,496
Titan SA(a) 14,432 642,143
Vicat SACA 6,816 511,357
Wienerberger AG 2,601 77,273
3,941,791
Consumer Finance -
0 .5%
Acom Co. Ltd. 20,500 58,537
AEON Financial Service Co. Ltd. 3,100 30,345
Aiful Corp. 105,600 311,203
Cembra Money Bank AG 558 63,915
Credit Saison Co. Ltd.(a) 2,100 51,350
goeasy Ltd.(a) 4,704 566,199
Hong Leong Finance Ltd. 54,400 109,097
Isracard Ltd. 64,960 277,271
Jaccs Co. Ltd. 12,800 335,257
KRUK SA 6,080 748,054
Marui Group Co. Ltd. 3,200 61,402
Orient Corp. 12,400 77,593
Investments Shares Value
Consumer Finance
(continued)
Zip Co. Ltd.*(a) 33,914 $ 85,921
2,776,144
Consumer Staples Distribution & Retail -
1 .3%
Aeon Co. Ltd. 37,218 589,357
Ain Holdings, Inc. 800 33,552
Alimentation Couche-Tard, Inc. 8,192 416,748
Arcs Co. Ltd. 16,000 325,598
Axfood AB 1,496 40,818
Belc Co. Ltd. 800 37,597
Carrefour SA 7,584 114,233
Coles Group Ltd. 18,208 262,833
Cosmos Pharmaceutical Corp.(a) 400 17,913
Create SD Holdings Co. Ltd. 500 10,370
Dino Polska SA*(b) 6,480 77,391
Empire Co. Ltd., Class A 2,314 78,694
Endeavour Group Ltd.(a) 1,705 4,085
George Weston Ltd. 2,496 151,917
GrainCorp Ltd., Class A 3,348 19,397
H2O Retailing Corp. 38,400 520,583
Heiwado Co. Ltd. 12,800 235,635
HelloFresh SE* 186 1,507
J Sainsbury plc 24,864 111,592
Jeronimo Martins SGPS SA 4,280 110,359
Kato Sangyo Co. Ltd. 9,600 368,907
Kesko OYJ, Class A 2,248 48,105
Kesko OYJ, Class B 4,573 96,590
Kobe Bussan Co. Ltd.(a) 1,900 44,116
Koninklijke Ahold Delhaize NV 19,040 780,367
Kusuri no Aoki Holdings Co. Ltd.(a) 1,800 45,638
Life Corp. 16,000 251,235
Loblaw Cos. Ltd. 7,680 305,523
Marks & Spencer Group plc 24,160 126,272
MatsukiyoCocokara & Co. 6,600 119,636
Maxvalu Tokai Co. Ltd. 3,200 72,598
Metcash Ltd.(a) 36,800 91,787
Metro, Inc., Class A 2,816 187,894
North West Co., Inc. (The)(a) 2,077 67,447
Ocado Group plc* 22,785 65,590
Olam Group Ltd. 55,800 42,018
Redcare Pharmacy NV*(b) 480 39,363
Seven & i Holdings Co. Ltd. 28,800 367,536
Sheng Siong Group Ltd. 17,900 31,909
Shufersal Ltd. 4,983 62,169
Sugi Holdings Co. Ltd. 2,400 51,846
Sundrug Co. Ltd. 1,600 43,205
Tesco plc 87,008 525,165
Tsuruha Holdings, Inc.(a) 4,500 78,196
United Super Markets Holdings, Inc. 2,000 10,685
Valor Holdings Co. Ltd. 12,800 234,638
Welcia Holdings Co. Ltd. 2,300 45,894
Woolworths Group Ltd. 12,544 233,301
7,597,809
Containers & Packaging -
0 .4%
Billerud Aktiebolag 5,485 50,820
CCL Industries, Inc., Class B 2,156 120,391

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)
103 FLEXSHARES ANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Containers & Packaging
(continued)
Corticeira Amorim SGPS SA 2,015 $ 16,931
FP Corp. 1,200 19,512
Fuji Seal International, Inc.(a) 12,800 225,499
Huhtamaki OYJ 899 30,257
Mayr Melnhof Karton AG 2,432 221,754
Metsa Board OYJ, Class B(a) 68,128 231,339
Orora Ltd.(a) 433,440 570,341
Rengo Co. Ltd. 80,000 487,774
SIG Group AG 1,271 14,210
Toyo Seikan Group Holdings Ltd. 3,100 69,645
Transcontinental, Inc., Class A(a) 25,440 357,502
Vidrala SA 535 51,005
Winpak Ltd.(a) 1,716 52,687
2,519,667
Distributors -
0 .1%
Arata Corp. 9,700 189,208
Bapcor Ltd. 31 51
D'ieteren Group(a) 343 62,749
Inchcape plc 9,622 96,584
Inter Cars SA 2,944 440,403
PALTAC Corp. 800 23,618
Tadiran Group Ltd.(a) 248 13,230
825,843
Diversified Consumer Services -
0 .1%
AcadeMedia AB(b) 20,832 230,430
IDP Education Ltd. 31 114
Pearson plc 10,496 146,176
376,720
Diversified REITs -
0 .4%
Argosy Property Ltd., REIT(a) 4,402 3,239
British Land Co. plc (The), REIT 16,000 79,798
CapitaLand Integrated Commercial
Trust, REIT 42,116 76,695
Centuria Capital Group, REIT(a) 9,083 14,033
Charter Hall Group, REIT 4,836 71,043
Charter Hall Long Wale REIT, REIT 17,272 48,055
Covivio SA, REIT 1,344 86,249
Daiwa House REIT Investment Corp.,
REIT 64 55,170
GPT Group (The), REIT 11,873 41,661
H&R REIT, REIT(a) 39,296 313,830
Heiwa Real Estate REIT, Inc.,
REIT(a) 31 31,069
ICADE, REIT(a) 10,208 248,837
KDX Realty Investment Corp.,
REIT(a) 68 75,215
Land Securities Group plc, REIT 13,728 112,097
Mapletree Pan Asia Commercial
Trust, REIT 65,100 72,030
Merlin Properties Socimi SA, REIT 4,522 70,513
Mirvac Group, REIT 64,690 97,403
Investments Shares Value
Diversified REITs
(continued)
NIPPON REIT Investment Corp.,
REIT 31 $ 19,579
Nomura Real Estate Master Fund,
Inc., REIT 38 40,552
NTT UD REIT Investment Corp.,
REIT(a) 32 28,333
OUE REIT, REIT 151,900 40,267
Reit 1 Ltd., REIT 12,431 101,841
Sekisui House REIT, Inc., REIT(a) 96 49,416
Sella Capital Real Estate Ltd., REIT 77,152 275,018
Star Asia Investment Corp., REIT 93 37,006
Stockland, REIT 37,104 153,271
2,242,220
Diversified Telecommunication Services -
1 .3%
BCE, Inc.(a) 8,168 186,894
Bezeq The Israeli Telecommunication
Corp. Ltd. 38,130 78,165
BT Group plc 110,272 269,116
Cellnex Telecom SA(b) 5,728 178,702
Chorus Ltd.(a) 31 166
Cogeco Communications, Inc. 2,688 122,511
Cyfrowy Polsat SA* 8,832 31,738
Deutsche Telekom AG (Registered) 68,288 2,119,416
Elisa OYJ 1,054 46,520
Gamma Communications plc 2,584 33,712
Helios Towers plc* 47,020 92,419
HKT Trust & HKT Ltd. 53,400 77,844
Infrastrutture Wireless Italiane
SpA(a)(b) 5,179 56,937
Koninklijke KPN NV 41,792 193,814
NOS SGPS SA 61,120 265,248
NTT, Inc. 521,600 536,311
Orange Polska SA 26,182 63,844
Orange SA 34,592 552,377
PCCW Ltd. 77,035 55,009
Proximus SADP 43,232 371,992
Quebecor, Inc., Class B 4,019 128,330
RAI Way SpA(b) 8,120 55,670
Singapore Telecommunications Ltd. 105,600 344,846
Spark New Zealand Ltd.(a) 40,238 56,454
Sunrise Communications AG, Class
A* 217 11,905
Swisscom AG (Registered)(a) 352 258,492
Telecom Italia SpA* 151,280 100,609
Telecom Italia SpA* 50,716 29,924
Telefonica SA(a) 84,288 426,790
Telekom Austria AG, Class A 4,091 43,583
Telenor ASA 4,588 68,297
Telia Co. AB(a) 23,296 91,491
Telstra Group Ltd. 60,864 194,442
TELUS Corp. 3,348 49,008
United Internet AG (Registered) 1,720 53,085
Zegona Communications plc* 1,023 16,532
7,262,193

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 104
Investments Shares Value
COMMON STOCKS (continued)
Electric Utilities -
1 .6%
Acciona SA 646 $ 143,158
BKW AG 384 86,056
Chubu Electric Power Co., Inc. 16,000 222,778
Chugoku Electric Power Co., Inc.
(The) 9,600 53,498
CK Infrastructure Holdings Ltd. 11,000 71,543
CLP Holdings Ltd. 37,000 315,625
Contact Energy Ltd. 15,565 83,072
EDP SA 52,576 261,545
Elia Group SA/NV(a) 465 56,085
Emera, Inc.(a) 3,168 150,763
Endesa SA 5,056 181,430
Enea SA 92,416 518,932
Enel SpA 154,048 1,559,681
EVN AG 1,705 49,788
Fortis, Inc. 5,899 296,813
Fortum OYJ(a) 2,883 64,355
Genesis Energy Ltd.(a) 1,960 2,817
HK Electric Investments & HK
Electric Investments Ltd.(b) 15,500 12,046
Hokkaido Electric Power Co., Inc.(a) 64,000 446,594
Hokuriku Electric Power Co.(a) 64,000 356,444
Hydro One Ltd.(a)(b) 3,616 133,502
Iberdrola SA(a) 72,544 1,470,722
Kansai Electric Power Co., Inc. (The) 22,400 350,057
Kyushu Electric Power Co., Inc. 12,800 125,877
Mercury NZ Ltd. 12,033 44,652
Naturenergie Holding AG 2,592 107,199
Origin Energy Ltd. 25,920 207,864
PGE Polska Grupa Energetyczna
SA* 25,070 76,093
Power Assets Holdings Ltd. 19,500 123,841
Redeia Corp. SA 3,420 61,618
Romande Energie Holding SA
(Registered) 186 10,033
Shikoku Electric Power Co., Inc. 7,600 67,981
SSE plc 22,400 563,883
Tauron Polska Energia SA* 42,112 114,125
Terna - Rete Elettrica Nazionale 16,718 171,464
Tohoku Electric Power Co., Inc.(a) 10,000 68,547
Tokyo Electric Power Co. Holdings,
Inc.* 44,800 224,531
Verbund AG 496 38,328
8,893,340
Electrical Equipment -
1 .7%
ABB Ltd. (Registered) 18,208 1,353,210
Accelleron Industries AG 1,294 106,067
Daihen Corp. 7,600 499,744
Fagerhult Group AB 6,336 30,837
Fuji Electric Co. Ltd. 1,500 107,689
Fujikura Ltd. 3,200 439,739
Furukawa Electric Co. Ltd.(a) 1,300 92,824
Huber + Suhner AG (Registered) 713 130,742
Kempower OYJ* 1,457 25,477
Investments Shares Value
Electrical Equipment
(continued)
Legrand SA 3,328 $ 574,256
Mabuchi Motor Co. Ltd. 3,200 56,645
Mitsubishi Electric Corp. 25,600 717,375
Nexans SA 737 103,779
Nidec Corp.(a) 12,820 156,698
Nitto Kogyo Corp.(a) 9,600 230,255
NKT A/S* 448 50,274
Nordex SE* 800 23,619
Prysmian SpA 3,072 318,475
Schneider Electric SE 6,240 1,772,463
Siemens Energy AG* 7,616 943,208
Signify NV(b) 42,688 1,023,841
Time Interconnect Technology Ltd.(a) 30,000 60,408
TKH Group NV, CVA 13,344 591,115
Vestas Wind Systems A/S 12,544 255,842
9,664,582
Electronic Equipment, Instruments & Components -
1 .5%
Ai Holdings Corp. 3,100 53,929
Alps Alpine Co. Ltd. 3,100 39,159
ALSO Holding AG (Registered) 31 8,921
Amano Corp. 800 21,260
Anritsu Corp.(a) 6,400 94,989
Azbil Corp. 8,400 83,016
Barco NV 837 11,960
Canon Marketing Japan, Inc.(a) 1,500 62,559
Celestica, Inc.*(a) 1,216 419,063
Citizen Watch Co. Ltd.(a) 76,800 534,417
Codan Ltd.(a) 6,464 153,398
Comet Holding AG (Registered) 288 70,354
Daiwabo Holdings Co. Ltd. 32,000 599,266
FIT Hon Teng Ltd.*(a)(b) 448,000 336,049
Halma plc 5,088 237,045
Hamamatsu Photonics KK 5,400 60,658
Hexagon AB, Class B(a) 20,800 255,385
Hirose Electric Co. Ltd. 582 78,202
Horiba Ltd. 800 74,597
Hosiden Corp.(a) 16,000 255,597
Ibiden Co. Ltd.(a) 600 56,921
Inficon Holding AG (Registered) 722 86,703
Japan Aviation Electronics Industry
Ltd.(a) 3,400 50,916
Jenoptik AG 2,585 58,359
Kaga Electronics Co. Ltd. 13,000 301,678
Keyence Corp. 2,300 856,519
Kitron ASA 9,471 70,679
Kyocera Corp. 16,000 212,911
Lagercrantz Group AB, Class B 2,640 64,912
Landis+Gyr Group AG 1,073 77,927
LEM Holding SA (Registered)* 27 15,388
Macnica Holdings, Inc.(a) 4,800 68,516
Meiko Electronics Co. Ltd.(a) 6,400 424,160
Murata Manufacturing Co. Ltd. 19,200 422,748
Mycronic AB 1,848 43,638
NCAB Group AB* 4,028 24,781
Nohmi Bosai Ltd. 2,500 61,585

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)
105 FLEXSHARES ANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components
(continued)
Oki Electric Industry Co. Ltd. 28,800 $ 345,290
Omron Corp.(a) 2,800 78,336
Oxford Instruments plc 2,139 53,171
Renishaw plc 1,333 61,911
Rigaku Holdings Corp.(a) 3,100 19,901
Riken Keiki Co. Ltd.(a) 2,400 54,838
Ryoyo Ryosan Holdings, Inc.(a) 12,800 247,101
Sensirion Holding AG*(b) 31 2,228
Shimadzu Corp. 4,100 110,448
Softwareone Holding AG(a) 56,670 583,466
Spectris plc 2,752 148,461
Taiyo Yuden Co. Ltd.(a) 2,500 71,419
TDK Corp. 22,400 388,661
Tokyo Electron Device Ltd.(a) 5,100 99,977
Vaisala OYJ, Class A 31 1,535
Venture Corp. Ltd. 3,100 35,515
VusionGroup 246 68,598
Yokogawa Electric Corp. 3,200 96,028
8,815,049
Energy Equipment & Services -
0 .7%
Aker Solutions ASA(b) 81,344 224,326
CES Energy Solutions Corp. 64,096 439,612
DOF Group ASA 8,672 77,917
John Wood Group plc*‡(a) 33,661 13,268
Lapidoth Capital Ltd.(a) 986 24,846
Odfjell Drilling Ltd. 38,240 308,053
Paratus Energy Services Ltd. 36,064 148,078
Saipem SpA(a) 17,440 45,412
SBM Offshore NV(a) 45,760 1,183,083
Subsea 7 SA 3,608 65,976
Technip Energies NV 3,656 148,620
Tecnicas Reunidas SA* 13,056 467,448
Tenaris SA 7,648 152,580
TerraVest Industries, Inc. 124 12,016
TGS ASA 70,240 608,190
Vallourec SACA(a) 5,275 98,297
4,017,722
Entertainment -
0 .5%
Bollore SE 12,457 69,445
Capcom Co. Ltd. 4,000 104,742
CD Projekt SA 745 51,241
Cover Corp.*(a) 3,100 36,825
CTS Eventim AG & Co. KGaA 726 65,025
Daiichikosho Co. Ltd. 3,100 31,723
DeNA Co. Ltd. 1,100 19,343
Embracer Group AB, Class B* 31 324
EVT Ltd.(a) 6,232 59,116
Koei Tecmo Holdings Co. Ltd. 2,492 33,654
Konami Group Corp.(a) 1,000 167,083
Modern Times Group MTG AB, Class
B* 29,600 399,136
Nexon Co. Ltd.(a) 3,100 63,386
Investments Shares Value
Entertainment
(continued)
Nintendo Co. Ltd. 14,300 $ 1,210,889
Paradox Interactive AB 952 16,608
Square Enix Holdings Co. Ltd.(a) 4,500 87,222
Toei Animation Co. Ltd.(a) 1,000 18,812
Toho Co. Ltd.(a) 1,200 70,541
Ubisoft Entertainment SA* 31 277
Universal Music Group NV(a) 12,192 327,456
Vivendi SE 6,262 22,565
2,855,413
Financial Services -
1 .3%
Adyen NV*(b) 352 604,786
AMP Ltd. 65,142 76,122
Banca IFIS SpA 8,544 220,897
Banca Mediolanum SpA 4,444 89,300
BFF Bank SpA*(a)(b) 61,216 739,057
Challenger Ltd. 2,852 17,382
Edenred SE 1,426 41,032
Eurazeo SE 1,376 93,941
EXOR NV 1,504 130,541
Financial Partners Group Co. Ltd. 19,200 266,710
Fuyo General Lease Co. Ltd. 3,000 78,576
Groupe Bruxelles Lambert NV 510 44,884
HAL Trust 588 92,435
Helia Group Ltd.(a) 93,408 329,596
Hypoport SE* 96 14,338
Industrivarden AB, Class A 2,496 104,073
Industrivarden AB, Class C 744 30,975
Infratil Ltd.(a) 11,625 82,281
Investor AB, Class A(a) 8,032 265,181
Investor AB, Class B(a) 21,728 717,705
Japan Securities Finance Co. Ltd. 4,700 54,061
Kinnevik AB, Class B* 31 293
L E Lundbergforetagen AB, Class B 1,178 63,166
M&G plc 46,144 159,629
Mitsubishi HC Capital, Inc. 13,200 103,334
Nexi SpA(a)(b) 2,697 14,213
ORIX Corp. 23,900 583,324
OSB Group plc 131,232 929,339
Paragon Banking Group plc 70,432 767,132
Peugeot Invest SA(a) 2,176 184,849
Pluxee NV 2,294 44,350
Ricoh Leasing Co. Ltd.(a) 4,500 165,331
Sofina SA(a) 326 89,703
Tokyo Century Corp. 2,400 28,385
Washington H Soul Pattinson & Co.
Ltd.(a) 4,031 99,222
Wendel SE 651 61,163
Wise plc, Class A* 8,348 106,006
Worldline SA*(a)(b) 51,328 139,280
Zenkoku Hosho Co. Ltd. 1,200 24,685
7,657,277
Food Products -
2 .0%
a2 Milk Co. Ltd. (The) 7,139 44,152
AAK AB 2,771 77,474
Ajinomoto Co., Inc. 12,800 363,340

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 106
Investments Shares Value
COMMON STOCKS (continued)
Food Products
(continued)
Ariake Japan Co. Ltd.(a) 800 $ 28,094
Aryzta AG* 248 15,910
Associated British Foods plc 6,880 207,452
Austevoll Seafood ASA 3,432 32,329
Bakkafrost P/F 820 37,657
Bakkavor Group plc(b) 18,166 52,986
Barry Callebaut AG (Registered)(a) 62 80,787
Bell Food Group AG (Registered) 672 192,957
Bumitama Agri Ltd. 80,600 88,561
Calbee, Inc. 600 11,162
Chocoladefabriken Lindt & Spruengli
AG 22 339,010
Chocoladefabriken Lindt & Spruengli
AG (Registered) 2 306,945
Cranswick plc 155 10,050
Danone SA 8,032 710,865
DyDo Group Holdings, Inc.(a) 1,000 15,748
Ebro Foods SA(a) 3,286 67,055
Elders Ltd.(a) 57,726 267,933
Emmi AG (Registered) 41 36,518
First Pacific Co. Ltd. 62,000 50,017
First Resources Ltd. 179,200 269,877
Fraser and Neave Ltd. 24,800 28,393
Fuji Oil Co. Ltd. 1,200 24,856
Glanbia plc 5,084 86,142
Golden Agri-Resources Ltd. 213,400 45,912
Greencore Group plc 7,347 23,022
Grieg Seafood ASA* 32 215
Hilton Food Group plc 2,496 21,119
House Foods Group, Inc. 2,400 44,976
Inghams Group Ltd.(a) 122,912 194,724
Itoham Yonekyu Holdings, Inc.(a) 10,840 387,708
JDE Peet's NV 3,168 115,472
Kagome Co. Ltd.(a) 900 15,543
Kameda Seika Co. Ltd.(a) 900 22,434
Kerry Group plc, Class A 1,472 134,389
Kikkoman Corp. 11,800 93,907
Kotobuki Spirits Co. Ltd.(a) 2,500 29,997
KWS Saat SE & Co. KGaA 186 14,341
Leroy Seafood Group ASA 5,456 25,703
Lotus Bakeries NV(a) 6 52,424
Maple Leaf Foods, Inc. 3,893 74,907
Maruha Nichiro Corp. 16,000 357,690
Megmilk Snow Brand Co. Ltd. 16,000 293,298
MEIJI Holdings Co. Ltd.(a) 3,400 65,394
Mitsui DM Sugar Co. Ltd.(a) 6,400 126,085
Morinaga & Co. Ltd. 2,200 37,922
Morinaga Milk Industry Co. Ltd. 2,400 51,753
Mowi ASA 6,912 152,082
Nestle SA (Registered) 30,464 2,917,561
Neto Malinda Trading Ltd.(a) 2,400 105,242
Nichirei Corp. 3,200 37,846
Nippn Corp.(a) 22,400 318,432
Nisshin Oillio Group Ltd. (The)(a) 9,600 317,185
Investments Shares Value
Food Products
(continued)
Nisshin Seifun Group, Inc. 2,690 $ 30,409
Nissin Foods Holdings Co. Ltd.(a) 4,100 73,960
Nissui Corp. 8,200 57,060
Orkla ASA 8,856 89,900
Premier Foods plc 3,720 8,915
Premium Brands Holdings Corp.,
Class A(a) 1,824 125,883
Prima Meat Packers Ltd. 3,100 49,804
S Foods, Inc.(a) 6,400 103,859
Sakata Seed Corp. 1,400 35,896
Salmar ASA 62 3,490
Saputo, Inc. 899 21,744
Schouw & Co. A/S(a) 3,808 350,219
Showa Sangyo Co. Ltd. 9,600 183,394
Societe LDC SADIR 2,176 231,815
Strauss Group Ltd. 952 26,902
Suedzucker AG 22,592 249,544
Tate & Lyle plc 12,512 63,487
Toyo Suisan Kaisha Ltd. 1,800 130,804
Viscofan SA 413 25,693
WH Group Ltd.(b) 144,000 138,216
Wilmar International Ltd. 21,700 52,189
Yakult Honsha Co. Ltd.(a) 3,300 49,343
Yamazaki Baking Co. Ltd.(a) 2,900 56,850
11,682,929
Gas Utilities -
0 .5%
AltaGas Ltd.(a) 4,736 139,158
APA Group(a) 7,719 46,389
Brookfield Infrastructure Corp., Class
A(a) 1,395 63,271
Enagas SA 3,782 60,087
Hong Kong & China Gas Co. Ltd. 96,000 89,303
Italgas SpA(a) 8,669 90,952
Naturgy Energy Group SA 2,234 67,762
Nippon Gas Co. Ltd. 1,900 36,365
Osaka Gas Co. Ltd. 7,900 248,607
Rubis SCA 29,728 1,080,144
Shizuoka Gas Co. Ltd. 9,300 68,035
Snam SpA(a) 31,360 193,575
Superior Plus Corp.(a) 73,792 420,269
Tokyo Gas Co. Ltd. 6,400 224,418
2,828,335
Ground Transportation -
0 .9%
Aurizon Holdings Ltd. 15,097 33,899
Ayvens SA(b) 6,498 86,775
Canadian National Railway Co. 6,432 617,378
Canadian Pacific Kansas City Ltd.(a) 10,560 760,676
Central Japan Railway Co. 19,200 469,360
ComfortDelGro Corp. Ltd. 12,400 13,911
East Japan Railway Co. 12,800 312,076
Firstgroup plc 210,560 580,953
Hankyu Hanshin Holdings, Inc. 3,500 93,966
Jungfraubahn Holding AG
(Registered) 191 56,271
Keikyu Corp.(a) 3,100 28,916

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)
107 FLEXSHARES ANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Ground Transportation
(continued)
Keio Corp. 3,100 $ 73,589
Keisei Electric Railway Co. Ltd.(a) 8,700 69,349
Kintetsu Group Holdings Co. Ltd.(a) 6,400 121,370
Kyushu Railway Co. 3,200 81,155
Maruzen Showa Unyu Co. Ltd.(a) 6,400 288,728
MTR Corp. Ltd.(a) 32,264 118,309
Nagoya Railroad Co. Ltd.(a) 3,100 33,897
Nankai Electric Railway Co. Ltd. 3,000 54,224
Nishi-Nippon Railroad Co. Ltd.(a) 25,600 371,400
Odakyu Electric Railway Co. Ltd.(a) 4,600 48,671
Seibu Holdings, Inc. 3,900 137,236
Seino Holdings Co. Ltd.(a) 3,100 43,827
Sixt SE 308 27,089
Sixt SE (Preference) 298 18,952
Stef SA(a) 1,088 151,948
TFI International, Inc. 1,152 103,628
Tobu Railway Co. Ltd. 3,700 59,647
Tokyo Metro Co. Ltd.(a) 3,100 32,589
Tokyu Corp. 4,300 47,897
West Japan Railway Co.(a) 9,600 196,979
5,134,665
Health Care Equipment & Supplies -
0 .9%
Alcon AG(a) 5,440 405,247
Ambu A/S, Class B(a) 3,468 53,980
Ansell Ltd.(a) 2,720 65,011
Arjo AB, Class B 31 99
Asahi Intecc Co. Ltd. 3,200 50,829
BioMerieux 800 103,047
Carl Zeiss Meditec AG 715 36,229
Cochlear Ltd. 774 145,504
Coloplast A/S, Class B(a) 1,312 118,757
Convatec Group plc(b) 26,387 84,661
Demant A/S*(a) 1,879 62,560
DiaSorin SpA 293 25,938
Eckert & Ziegler SE 465 9,086
Elekta AB, Class B 31 158
EssilorLuxottica SA 3,456 1,265,683
Fisher & Paykel Healthcare Corp.
Ltd. 6,304 133,930
Fukuda Denshi Co. Ltd. 1,000 45,308
Getinge AB, Class B 2,980 70,101
Hogy Medical Co. Ltd. 1,200 41,673
Hoya Corp. 3,800 618,760
Koninklijke Philips NV 7,648 209,561
Medacta Group SA(b) 336 62,282
Menicon Co. Ltd. 3,100 24,187
Nanosonics Ltd.*(a) 4,960 14,872
Nihon Kohden Corp. 4,600 53,239
Nipro Corp.(a) 4,100 40,041
Olympus Corp. 16,000 197,280
Paramount Bed Holdings Co. Ltd. 1,600 36,714
PHC Holdings Corp.(a) 16,000 104,794
Revenio Group OYJ 1,116 31,172
Siemens Healthineers AG(b) 2,432 136,337
Investments Shares Value
Health Care Equipment & Supplies
(continued)
Smith & Nephew plc 10,560 $ 194,933
Sonova Holding AG (Registered) 480 130,711
Straumann Holding AG (Registered)
(a) 1,280 161,046
Sysmex Corp. 6,400 71,746
Terumo Corp. 16,000 258,765
Vimian Group AB*(a) 10,168 32,199
Xvivo Perfusion AB* 620 12,377
Ypsomed Holding AG (Registered)(a) 59 23,152
5,131,969
Health Care Providers & Services -
0 .4%
Alfresa Holdings Corp. 1,500 21,192
Amplifon SpA(a) 2,112 36,078
As One Corp. 1,600 26,157
Chartwell Retirement Residences(a) 5,333 78,673
Clariane SE*(a) 53,024 228,032
dentalcorp Holdings Ltd.(a) 1,643 12,781
EBOS Group Ltd.(a) 2,217 36,690
Fagron 3,264 77,607
Fresenius Medical Care AG 4,064 218,398
Fresenius SE & Co. KGaA 4,992 288,204
Galenica AG(b) 817 88,137
Medicover AB, Class B 2,077 56,670
Medipal Holdings Corp. 3,400 55,396
Neuca SA 736 148,397
NMC Health plc*‡ 2,074 —
Raffles Medical Group Ltd. 6,200 4,716
Ramsay Health Care Ltd.(a) 496 10,423
Ryman Healthcare Ltd.* 340,064 558,897
Ship Healthcare Holdings, Inc. 1,900 28,410
Sigma Healthcare Ltd. 54,976 111,929
Sonic Healthcare Ltd.(a) 3,069 42,513
Spire Healthcare Group plc(b) 31 96
Summerset Group Holdings Ltd.(a) 2,619 17,397
Suzuken Co. Ltd. 1,880 71,451
Terveystalo OYJ(b) 3,751 40,393
2,258,637
Health Care REITs -
0 .1%
Aedifica SA, REIT 832 60,786
Cofinimmo SA, REIT 1,472 125,810
Parkway Life REIT, REIT 19,000 59,856
Primary Health Properties plc,
REIT(a) 39,982 49,195
Vital Healthcare Property Trust,
REIT(a) 17,208 21,975
317,622
Health Care Technology -
0 .0% (d)
M3, Inc.(a) 3,100 43,656
Medley, Inc.*(a) 1,000 13,670
Pro Medicus Ltd. 768 132,536
Sectra AB, Class B 2,624 83,426
273,288

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 108
Investments Shares Value
COMMON STOCKS (continued)
Hotel & Resort REITs -
0 .0% (d)
CapitaLand Ascott Trust, REIT 3,100 $ 2,251
Covivio Hotels SACA, REIT(a) 3,447 89,915
Far East Hospitality Trust, REIT 3,100 1,441
Hoshino Resorts REIT, Inc., REIT(a) 24 40,100
Invincible Investment Corp., REIT 62 27,729
Japan Hotel REIT Investment Corp.,
REIT 31 18,070
179,506
Hotels, Restaurants & Leisure -
1 .4%
Accor SA 2,688 136,975
Amadeus IT Group SA 5,280 404,166
AmRest Holdings SE 29,792 119,491
Aristocrat Leisure Ltd. 8,288 343,721
Basic-Fit NV*(a)(b) 1,209 35,946
Betsson AB, Class B(a) 4,544 71,182
Carnival plc*(a) 46,112 1,199,871
Colowide Co. Ltd.(a) 3,500 37,975
Compass Group plc 19,104 632,766
Create Restaurants Holdings, Inc.(a) 8,800 41,985
Dalata Hotel Group plc 9,951 73,966
Delivery Hero SE*(b) 2,560 65,005
Domino's Pizza Enterprises Ltd.(a) 691 8,287
Domino's Pizza Group plc 9,827 25,138
Entain plc 7,424 77,291
Evolution AB(a)(b) 1,600 107,066
FDJ UNITED(b) 1,085 31,658
Flight Centre Travel Group Ltd.(a) 31 250
Food & Life Cos. Ltd. 2,200 107,319
Fuji Kyuko Co. Ltd. 1,000 16,098
Galaxy Entertainment Group Ltd. 34,000 169,383
Genda, Inc.*(a) 3,100 14,891
Genting Singapore Ltd. 3,100 1,739
Greggs plc(a) 3,744 79,344
Guzman y Gomez Ltd.(a) 899 15,726
HBX Group International plc* 1,550 12,648
Heiwa Corp.(a) 18,450 240,004
Hongkong & Shanghai Hotels Ltd.
(The)* 224,000 176,959
Ichibanya Co. Ltd.(a) 5,000 29,210
InterContinental Hotels Group plc 1,664 200,960
KOMEDA Holdings Co. Ltd. 1,200 22,620
Kyoritsu Maintenance Co. Ltd.(a) 2,200 42,885
Lottery Corp. Ltd. (The) 27,165 97,810
Lottomatica Group Spa 3,584 88,442
McDonald's Holdings Co. Japan Ltd.
(a) 1,100 43,056
Melia Hotels International SA 34,816 288,526
Metaplanet, Inc.*(a) 342,400 1,091,288
MGM China Holdings Ltd. 37,200 71,220
Mitchells & Butlers plc* 90,912 290,848
Monogatari Corp. (The) 1,500 37,535
MOS Food Services, Inc. 2,100 52,686
Ohsho Food Service Corp. 2,112 46,201
Oriental Land Co. Ltd.(a) 14,400 291,636
Investments Shares Value
Hotels, Restaurants & Leisure
(continued)
Playtech plc 31 $ 107
Restaurant Brands International, Inc.
(a) 3,776 248,257
Round One Corp.(a) 6,400 46,113
Royal Holdings Co. Ltd.(a) 1,600 26,598
Sands China Ltd.(a) 38,400 99,999
Scandic Hotels Group AB(b) 1,824 17,774
Shangri-La Asia Ltd. 62,000 38,689
SJM Holdings Ltd.*(a) 186,000 67,726
SkiStar AB 2,828 47,399
Skylark Holdings Co. Ltd.(a) 3,700 66,960
Sodexo SA(a) 2,176 120,654
SSP Group plc 2,046 4,129
Tabcorp Holdings Ltd. 65,100 45,388
Toridoll Holdings Corp.(a) 1,100 31,874
Trainline plc*(b) 12,865 42,527
TUI AG* 3,534 30,111
Whitbread plc 837 31,858
Wynn Macau Ltd. 86,800 73,821
Yoshinoya Holdings Co. Ltd.(a) 3,400 67,137
Zensho Holdings Co. Ltd. 1,800 112,226
8,161,120
Household Durables -
1 .2%
Atal SA 3,740 58,685
Azorim-Investment Development &
Construction Co. Ltd.(a) 5,535 37,181
Barratt Redrow plc 21,248 105,051
Bellway plc 2,272 78,328
Berkeley Group Holdings plc 1,856 98,223
Breville Group Ltd.(a) 2,420 47,036
Cairn Homes plc 11,968 26,668
De' Longhi SpA 1,012 36,934
Dom Development SA 2,304 153,600
Electrolux AB, Class B* 77,760 502,972
ES-Con Japan Ltd.(a) 9,300 60,428
Glenveagh Properties plc*(b) 122,528 269,833
GN Store Nord A/S* 992 17,396
Haseko Corp. 3,500 56,571
Iida Group Holdings Co. Ltd.(a) 3,400 52,152
JM AB 3,876 55,409
JVCKenwood Corp. 48,000 385,888
Man Wah Holdings Ltd. 12,400 7,562
Nagawa Co. Ltd. 500 19,441
Nikon Corp.(a) 3,100 36,261
Open House Group Co. Ltd. 1,800 86,685
Panasonic Holdings Corp. 41,600 485,655
Persimmon plc 2,666 42,348
Rinnai Corp. 1,800 40,883
Sangetsu Corp.(a) 2,256 44,152
SEB SA 896 49,619
Sekisui House Ltd. 12,800 275,102
Sharp Corp.* 9,300 51,766
Sony Group Corp. 70,400 1,979,636
Sumitomo Forestry Co. Ltd.(a) 9,600 100,172
Tamron Co. Ltd.(a) 51,200 364,587

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)
109 FLEXSHARES ANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Household Durables
(continued)
Taylor Wimpey plc 16,554 $ 22,880
Vistry Group plc*(a) 115,840 980,449
YIT OYJ*(a) 57,728 195,358
Zojirushi Corp. 3,100 33,484
6,858,395
Household Products -
0 .2%
Earth Corp.(a) 600 19,629
Essity AB, Class A(a) 1,020 28,045
Essity AB, Class B 5,632 154,795
Henkel AG & Co. KGaA 1,408 105,226
Henkel AG & Co. KGaA (Preference) 3,840 311,401
Pigeon Corp. 3,100 35,094
Reckitt Benckiser Group plc 7,488 572,185
Unicharm Corp.(a) 9,300 57,561
1,283,936
Independent Power and Renewable Electricity Producers
-
0 .5%
Boralex, Inc., Class A(a) 1,023 20,560
Brookfield Renewable Corp.(a) 1,209 52,393
Capital Power Corp.(a) 1,280 64,861
Corp. ACCIONA Energias
Renovables SA 1,612 44,393
Drax Group plc 128,064 1,213,973
EDP Renovaveis SA 62 907
Electric Power Development Co. Ltd. 3,100 58,970
Energix-Renewable Energies Ltd.(a) 8,525 39,322
Enlight Renewable Energy Ltd.* 1,428 49,850
ERG SpA 1,209 31,202
Grenergy Renovables SA* 155 13,382
Meridian Energy Ltd. 22,344 75,748
Northland Power, Inc.(a) 5,568 101,850
Orsted A/S*(b) 2,434 43,567
OY Nofar Energy Ltd.*(a) 1,496 47,810
RWE AG 12,832 631,824
Scatec ASA*(b) 7,254 76,577
Solaria Energia y Medio Ambiente
SA* 31 537
TransAlta Corp.(a) 6,634 117,373
Voltalia SA (Registered)*(a) 1,457 12,007
2,697,106
Industrial Conglomerates -
1 .2%
Aker ASA, Class A 264 20,537
Arendals Fossekompani ASA 992 12,943
Bonheur ASA 4,832 105,314
Brookfield Business Corp., Class A(a) 8,704 317,559
CK Hutchison Holdings Ltd. 48,356 320,416
CTF Services Ltd. 38,000 41,069
DCC plc(a) 1,376 90,574
Hikari Tsushin, Inc. 100 26,484
Hitachi Ltd. 54,400 1,877,895
Investment AB Latour, Class B 2,024 51,791
Italmobiliare SpA 1,024 38,530
Investments Shares Value
Industrial Conglomerates
(continued)
Jardine Matheson Holdings Ltd. 3,200 $ 188,000
Keppel Ltd. 18,500 144,850
Lifco AB, Class B 3,616 140,259
Nisshinbo Holdings, Inc.(a) 44,800 354,492
Nolato AB, Class B 11,029 72,965
Sekisui Chemical Co. Ltd. 9,600 166,694
Siemens AG (Registered) 8,576 2,430,557
Smiths Group plc 2,752 91,044
Storskogen Group AB, Class B(a) 63,922 66,383
Swire Pacific Ltd., Class A 10,500 86,732
6,645,088
Industrial REITs -
0 .3%
ARGAN SA, REIT 31 2,415
CapitaLand Ascendas REIT, REIT 34,100 73,888
Centuria Industrial REIT, REIT(a) 31 72
Dream Industrial REIT, REIT(a) 31 267
Frasers Logistics & Commercial
Trust, REIT(b) 3,100 2,275
GLP J-REIT, REIT 38 34,459
Goodman Group, REIT 22,208 480,206
Goodman Property Trust, REIT 19,085 23,170
Granite REIT, REIT 1,302 73,242
Industrial & Infrastructure Fund
Investment Corp., REIT 68 63,209
LondonMetric Property plc, REIT 12,834 32,071
Mapletree Industrial Trust, REIT 46,589 76,249
Mapletree Logistics Trust, REIT 43,400 44,686
Mitsui Fudosan Logistics Park, Inc.,
REIT 79 57,280
Montea NV, REIT 1,088 87,904
Nippon Prologis REIT, Inc., REIT 21 12,214
Property for Industry Ltd., REIT 26,697 38,832
Segro plc, REIT 19,040 174,459
Tritax Big Box REIT plc, REIT 48,896 96,427
Warehouses De Pauw CVA, REIT 2,883 73,273
1,446,598
Insurance -
4 .7%
Admiral Group plc 3,104 133,601
Aegon Ltd. 28,417 216,670
Ageas SA/NV 2,880 190,803
AIA Group Ltd. 128,000 1,242,583
Allianz SE (Registered) 7,968 3,202,279
Alm Brand A/S 27,040 76,236
ASR Nederland NV 2,636 176,159
AUB Group Ltd.(a) 2,926 70,759
Aviva plc 59,838 525,641
AXA SA 35,744 1,552,453
Baloise Holding AG (Registered) 352 87,435
Beazley plc 12,018 146,925
Brookfield Wealth Solutions Ltd.(a) 11,856 547,213
CBL Corp. Ltd.*‡(e) 102,937 —
Clal Insurance Enterprises Holdings
Ltd. 899 50,307
Coface SA 38,272 674,972
Dai-ichi Life Holdings, Inc. 76,800 540,898

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 110
Investments Shares Value
COMMON STOCKS (continued)
Insurance
(continued)
Definity Financial Corp. 1,025 $ 47,733
Fairfax Financial Holdings Ltd. 416 676,066
Generali(a) 19,072 734,130
Gjensidige Forsikring ASA 3,232 87,086
Great-West Lifeco, Inc. 6,976 296,037
Grupo Catalana Occidente SA 704 40,222
Hannover Rueck SE 800 228,439
Harel Insurance Investments &
Financial Services Ltd. 4,084 143,069
Helvetia Holding AG (Registered)(a) 576 141,641
Hiscox Ltd. 6,752 121,978
iA Financial Corp., Inc. 1,856 219,305
IDI Insurance Co. Ltd. 1,792 106,610
Insurance Australia Group Ltd. 33,056 170,091
Intact Financial Corp. 2,176 406,314
Japan Post Holdings Co. Ltd. 32,000 300,464
Japan Post Insurance Co. Ltd. 4,400 114,016
Just Group plc 344,896 962,926
Lancashire Holdings Ltd. 74,944 657,747
Legal & General Group plc 106,112 331,529
Lifenet Insurance Co.*(a) 3,800 46,422
Mandatum OYJ 10,146 72,863
Manulife Financial Corp. 34,880 1,129,931
Mapfre SA 23,163 102,447
Medibank Pvt Ltd. 38,171 121,945
Menora Mivtachim Holdings Ltd. 492 49,288
Migdal Insurance & Financial
Holdings Ltd.(a) 22,656 81,456
MS&AD Insurance Group Holdings,
Inc. 28,800 595,611
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) 1,600 990,581
nib holdings Ltd.(a) 6,172 30,465
NN Group NV 5,010 343,367
Phoenix Financial Ltd. 5,085 196,262
Phoenix Group Holdings plc 17,984 159,255
Poste Italiane SpA(b) 8,923 215,145
Power Corp. of Canada(a) 10,432 489,157
Powszechny Zaklad Ubezpieczen SA 9,712 155,445
Protector Forsikring ASA 1,519 68,541
Prudential plc 29,664 411,176
QBE Insurance Group Ltd. 28,480 369,905
Sampo OYJ, Class A 29,120 324,944
SCOR SE 2,204 66,853
Sompo Holdings, Inc. 19,200 586,762
Steadfast Group Ltd.(a) 18,258 66,935
Storebrand ASA 10,327 160,362
Sun Life Financial, Inc. 11,168 679,971
Suncorp Group Ltd. 12,826 164,740
Swiss Life Holding AG (Registered) 320 347,765
Swiss Re AG 3,712 677,894
T&D Holdings, Inc. 9,600 206,949
Talanx AG 968 117,871
Investments Shares Value
Insurance
(continued)
Tokio Marine Holdings, Inc. 22,400 $ 840,718
Trisura Group Ltd.* 874 24,109
Tryg A/S(a) 4,112 101,504
Unipol Assicurazioni SpA 6,080 133,088
Wuestenrot & Wuerttembergische AG 5,984 97,661
Zurich Insurance Group AG 1,664 1,158,737
26,606,462
Interactive Media & Services -
0 .2%
Auto Trader Group plc(b) 11,584 118,774
Baltic Classifieds Group plc 16,805 65,134
CAR Group Ltd. 5,345 124,918
Hemnet Group AB 925 20,210
Kakaku.com, Inc. 1,600 28,551
LY Corp. 22,400 65,867
MONY Group plc 15,965 40,735
REA Group Ltd.(a) 848 118,296
Rightmove plc 12,138 106,529
Scout24 SE(b) 1,160 134,155
SEEK Ltd. 4,807 85,281
Trustpilot Group plc*(b) 14,960 40,372
Vend Marketplaces ASA, Class B 1,581 54,539
1,003,361
IT Services -
1 .2%
Addnode Group AB, Class B 5,472 63,987
Alten SA 10,368 855,024
Atea ASA 2,420 36,933
Bechtle AG 1,364 57,683
BIPROGY, Inc. 1,100 44,527
Bouvet ASA 5,054 32,172
Capgemini SE 1,792 276,122
CGI, Inc. 2,528 220,225
Computacenter plc 1,092 41,119
Data#3 Ltd.(a) 8,952 51,689
Digital Garage, Inc. 1,300 27,847
DTS Corp. 8,400 70,120
Formula Systems 1985 Ltd. 155 22,386
Fujitsu Ltd. 22,400 586,118
GMO internet group, Inc. 1,200 26,881
Indra Sistemas SA(a) 1,984 109,825
Kontron AG 2,573 67,354
Macquarie Technology Group Ltd.*(a) 372 16,122
Megaport Ltd.* 6,954 74,933
NEC Corp. 16,000 583,480
Netcompany Group A/S*(a)(b) 434 21,708
NEXTDC Ltd.*(a) 10,016 103,338
Nomura Research Institute Ltd. 5,545 217,042
NS Solutions Corp.(a) 1,600 40,401
Obic Co. Ltd. 4,000 124,293
Otsuka Corp. 3,100 61,374
OVH Groupe SA*(a) 3,078 28,918
Reply SpA 484 67,930
SCSK Corp.(a) 2,700 99,391
Shopify, Inc., Class A* 14,240 2,478,369
Softcat plc 2,394 50,263
Sopra Steria Group(a) 408 63,526

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)
111 FLEXSHARES ANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
IT Services
(continued)
TietoEVRY OYJ(a) 3,348 $ 71,914
TIS, Inc. 1,400 48,301
Wavestone(a) 532 31,684
6,772,999
Leisure Products -
0 .2%
Asmodee Group AB, Class B* 961 12,420
Bandai Namco Holdings, Inc. 6,400 199,492
BRP, Inc.(a) 1,178 73,968
Games Workshop Group plc 310 64,882
MIPS AB(b) 620 22,298
Mizuno Corp.(a) 3,000 54,253
Noritsu Koki Co. Ltd.(a) 19,200 209,131
Roland Corp. 6,400 135,848
Sankyo Co. Ltd. 3,300 57,333
Sanlorenzo SpA(a) 31 1,213
Sega Sammy Holdings, Inc. 2,600 48,184
Shimano, Inc. 1,100 115,709
Technogym SpA(b) 4,905 88,883
Thule Group AB(b) 2,024 52,111
Tsuburaya Fields Holdings, Inc.(a) 3,100 43,707
Yamaha Corp. 6,200 39,235
Yonex Co. Ltd. 2,400 61,848
1,280,515
Life Sciences Tools & Services -
0 .2%
AddLife AB, Class B 336 7,270
Bachem Holding AG(a) 31 2,249
Eurofins Scientific SE 1,408 99,359
Gerresheimer AG 1,120 35,679
Lonza Group AG (Registered) 832 574,394
Oxford Nanopore Technologies plc* 15,624 28,123
QIAGEN NV 2,272 106,887
Sartorius AG (Preference) 330 90,689
Sartorius Stedim Biotech 310 74,137
Schott Pharma AG & Co. KGaA 434 9,728
Siegfried Holding AG (Registered)* 380 36,639
SKAN Group AG 451 29,439
Tecan Group AG (Registered) 512 93,566
Wuxi Biologics Cayman, Inc.*(b) 32,000 149,044
1,337,203
Machinery -
3 .8%
Aalberts NV 1,023 32,565
Alfa Laval AB 3,840 183,657
Alstom SA* 8,896 222,297
Amada Co. Ltd. 7,200 86,135
ANDRITZ AG 1,395 105,623
Atlas Copco AB, Class A(a) 31,296 528,002
Atlas Copco AB, Class B 17,952 269,966
ATS Corp.*(a) 961 26,461
AutoStore Holdings Ltd.*(b) 38,750 37,651
Beijer Alma AB 2,304 70,631
Bodycote plc 56,224 455,777
Bucher Industries AG (Registered) 82 36,416
Investments Shares Value
Machinery
(continued)
Burckhardt Compression Holding AG 31 $ 21,471
CKD Corp. 4,100 88,225
Construcciones y Auxiliar de
Ferrocarriles SA 6,592 416,945
Daetwyler Holding AG 465 85,730
Daifuku Co. Ltd. 3,200 102,363
Daimler Truck Holding AG 9,856 394,854
Danieli & C Officine Meccaniche
SpA(a) 3,360 181,883
Danieli & C Officine Meccaniche SpA
(Retirement Savings Plan) 12,160 466,526
DMG Mori Co. Ltd.(a) 2,100 32,716
Duerr AG 17,696 412,579
Ebara Corp. 5,500 147,483
Electrolux Professional AB, Class B 5,882 41,021
Epiroc AB, Class A 7,424 157,357
Epiroc AB, Class B 4,393 82,376
FANUC Corp. 9,600 305,906
FLSmidth & Co. A/S 1,312 102,412
Fluidra SA 912 26,442
Fuji Corp. 1,000 19,457
Fujitec Co. Ltd. 200 7,355
GEA Group AG 2,208 158,005
Georg Fischer AG (Registered) 1,280 90,329
Glory Ltd. 19,200 459,763
Harmonic Drive Systems, Inc. 1,500 27,769
Hiab OYJ, Class B 684 37,910
Hino Motors Ltd.* 9,300 21,189
Hitachi Construction Machinery Co.
Ltd.(a) 2,800 91,440
Hoshizaki Corp. 2,400 84,593
IHI Corp.(a) 13,300 277,560
IMI plc 1,824 57,228
Indutrade AB 4,126 110,403
Interpump Group SpA 1,535 79,195
Iveco Group NV 6,144 130,766
Japan Steel Works Ltd. (The)(a) 900 59,239
Jungheinrich AG (Preference) 17,088 611,018
Kanadevia Corp. 60,800 451,891
Kardex Holding AG (Registered) 62 23,325
Kawasaki Heavy Industries Ltd.(a) 2,000 160,981
KION Group AG 1,344 95,402
Kitz Corp.(a) 22,400 251,692
Knorr-Bremse AG 947 88,098
Komatsu Ltd. 19,200 643,843
Kone OYJ, Class B 4,480 299,494
Konecranes OYJ 1,352 133,577
Krones AG 246 35,719
KSB SE & Co. KGaA (Preference) 224 232,687
Kubota Corp.(a) 25,600 332,432
Kurita Water Industries Ltd. 2,500 95,063
Makita Corp. 3,700 112,305
Metso OYJ(a) 9,888 162,175
MINEBEA MITSUMI, Inc.(a) 9,611 190,654
MISUMI Group, Inc. 4,100 64,193
Mitsubishi Heavy Industries Ltd. 40,300 1,217,201

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 112
Investments Shares Value
COMMON STOCKS (continued)
Machinery
(continued)
Mitsubishi Logisnext Co. Ltd.(a) 12,800 $ 127,871
Mitsuboshi Belting Ltd.(a) 1,300 31,349
Mitsui E&S Co. Ltd.(a) 3,100 126,894
Miura Co. Ltd. 2,100 40,779
Namura Shipbuilding Co. Ltd.(a) 22,400 763,364
NFI Group, Inc.*(a) 4,826 49,391
NGK Insulators Ltd. 6,200 104,879
Nitta Corp.(a) 6,400 168,044
Nomura Micro Science Co. Ltd.(a) 3,100 79,384
Noritake Co. Ltd. 9,600 301,295
NSK Ltd. 3,100 15,684
NTN Corp.(a) 204,800 459,173
OC Oerlikon Corp. AG Pfaffikon
(Registered)(a) 52,512 187,741
OKUMA Corp.(a) 1,400 31,307
OSG Corp.(a) 25,600 371,815
Palfinger AG 4,288 160,849
Pfeiffer Vacuum Technology AG 220 39,612
Rational AG 55 40,342
RENK Group AG 744 56,495
Rotork plc 13,640 61,325
Sandvik AB 12,320 374,435
Schindler Holding AG 514 183,126
Schindler Holding AG (Registered) 359 121,418
Seatrium Ltd. 12,400 20,675
SFS Group AG 220 29,872
Shibaura Machine Co. Ltd.(a) 6,400 178,222
Shibuya Corp.(a) 6,400 142,287
Shinmaywa Industries Ltd.(a) 16,000 208,653
SKF AB, Class A 1,408 36,934
SKF AB, Class B 5,568 143,709
SMC Corp.(a) 700 238,869
Spirax Group plc 744 69,354
Stadler Rail AG 31 761
Sulzer AG (Registered) 280 46,809
Sumitomo Heavy Industries Ltd.(a) 3,300 88,490
Tadano Ltd. 41,600 290,016
Takeuchi Manufacturing Co. Ltd. 11,100 458,972
Techtronic Industries Co. Ltd. 16,000 186,923
Tocalo Co. Ltd. 3,800 55,870
TOMRA Systems ASA 3,872 47,458
Toyota Industries Corp. 2,400 262,114
Trelleborg AB, Class B(a) 1,209 50,627
Tsubakimoto Chain Co.(a) 32,000 449,086
Tsurumi Manufacturing Co. Ltd. 12,800 161,688
Valmet OYJ(a) 2,784 90,647
VAT Group AG(b) 352 153,604
Vesuvius plc 57,536 283,930
Volvo AB, Class A 4,640 127,774
Volvo AB, Class B 29,952 826,697
Wacker Neuson SE 9,344 203,618
Wartsila OYJ Abp 5,384 176,297
Weir Group plc (The) 3,392 131,915
YAMABIKO Corp.(a) 12,800 214,614
Investments Shares Value
Machinery
(continued)
Yaskawa Electric Corp.(a) 3,100 $ 85,421
21,393,899
Marine Transportation -
0 .5%
AP Moller - Maersk A/S, Class A 31 64,017
AP Moller - Maersk A/S, Class B(a) 64 132,114
Hoegh Autoliners ASA 1,824 16,380
Iino Kaiun Kaisha Ltd.(a) 35,200 287,212
Kawasaki Kisen Kaisha Ltd.(a) 9,600 137,904
Kuehne + Nagel International AG
(Registered)(a) 576 110,500
Mitsui OSK Lines Ltd.(a) 7,500 223,118
MPC Container Ships ASA 126,848 221,988
Nippon Yusen KK 9,600 332,203
NS United Kaiun Kaisha Ltd.(a) 3,300 118,029
Odfjell SE, Class A 8,672 104,404
Pacific Basin Shipping Ltd.(a) 1,440,000 476,159
SITC International Holdings Co. Ltd. 24,000 88,377
Stolt-Nielsen Ltd. 9,152 307,571
TS Lines Ltd. 96,000 107,830
Wallenius Wilhelmsen ASA 2,952 23,124
2,750,930
Media -
0 .8%
4imprint Group plc 1,023 44,757
Atresmedia Corp. de Medios de
Comunicacion SA(a) 26,272 159,196
Canal+ SA* 239,552 754,421
CyberAgent, Inc. 6,300 62,855
Dentsu Group, Inc.(a) 6,400 126,459
Future plc 30,048 242,201
Hakuhodo DY Holdings, Inc.(a) 3,100 22,437
Havas NV* 20,708 36,246
Informa plc 15,360 195,309
IPSOS SA 13,088 502,129
ITV plc 77,888 71,275
Lagardere SA(a) 5,408 117,972
Metropole Television SA(a) 15,040 207,616
MFE-MediaForEurope NV, Class A(a) 82,899 293,744
MFE-MediaForEurope NV, Class
B(a) 13,671 63,810
Nine Entertainment Co. Holdings
Ltd.(a) 74,752 56,766
ProSiebenSat.1 Media SE 50,016 305,095
Publicis Groupe SA 4,320 432,797
RTL Group SA(a) 434 16,756
Sanoma OYJ 3,895 47,653
SES SA, Class A, ADR(a) 16,160 123,942
SKY Perfect JSAT Holdings, Inc. 3,100 30,506
Stroeer SE & Co. KGaA 527 23,084
Television Francaise 1 SA(a) 25,376 232,262
TX Group AG 205 51,841
WPP plc 27,424 103,589
4,324,718
Metals & Mining -
6 .2%
Acerinox SA(a) 63,200 815,530

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)
113 FLEXSHARES ANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Metals & Mining
(continued)
Agnico Eagle Mines Ltd. 6,276 $ 1,010,413
Aichi Steel Corp.(a) 12,800 220,846
Alamos Gold, Inc., Class A 4,045 124,830
Alleima AB(a) 9,472 82,122
Anglo American plc 13,386 505,632
Antofagasta plc 4,525 165,870
Aperam SA(a) 12,768 445,936
ArcelorMittal SA 7,776 297,613
ARE Holdings, Inc. 25,600 407,460
Aurubis AG 738 96,168
AVZ Minerals Ltd.*‡(a) 111,012 2,907
B2Gold Corp. 26,232 114,952
Barrick Mining Corp. 37,632 1,236,539
Bekaert SA 11,360 475,300
BHP Group Ltd.(a) 55,616 1,581,972
BlueScope Steel Ltd. 7,968 119,452
Boliden AB* 5,088 229,945
Capricorn Metals Ltd.*(a) 10,385 87,361
Capstone Copper Corp.* 11,016 98,434
Catalyst Metals Ltd.*(a) 2,201 9,784
Centerra Gold, Inc. 70,016 821,013
Champion Iron Ltd.(a) 133,728 484,999
Daido Steel Co. Ltd. 64,000 607,160
Deterra Royalties Ltd.(a) 26,412 70,546
Discovery Silver Corp.* 8,060 33,709
Dowa Holdings Co. Ltd. 1,100 39,986
DPM Metals, Inc.(a) 7,200 154,159
Eldorado Gold Corp.*(a) 558 14,317
Emerald Resources NL* 21,402 66,411
Endeavour Mining plc 3,876 156,543
Endeavour Silver Corp.*(a) 6,448 53,014
Equinox Gold Corp.*(a) 198,624 2,184,488
ERO Copper Corp.* 4,268 91,230
Evolution Mining Ltd. 28,481 202,486
Falcon Metals Ltd.* 1 — (f)
First Majestic Silver Corp. 11,232 143,732
First Quantum Minerals Ltd.* 10,144 210,822
Fortescue Ltd.(a) 34,496 480,788
Fortuna Mining Corp.* 103,552 856,559
Franco-Nevada Corp. 2,322 434,172
Fresnillo plc 1,023 29,865
G Mining Ventures Corp.* 1,550 30,543
Genesis Minerals Ltd.*(a) 24,769 94,696
Glencore plc 189,312 906,488
Granges AB 34,272 502,933
Grupa Kety SA 248 62,470
Hill & Smith plc 3,178 89,980
Hochschild Mining plc 117,568 510,358
Hudbay Minerals, Inc. 6,045 96,986
IAMGOLD Corp.* 14,176 164,307
IGO Ltd.* 10,323 36,290
Iluka Resources Ltd.(a) 26,815 121,477
Ivanhoe Mines Ltd., Class A*(a) 11,392 114,070
Jastrzebska Spolka Weglowa SA* 10,850 76,126
Investments Shares Value
Metals & Mining
(continued)
JFE Holdings, Inc.(a) 16,000 $ 183,675
JX Advanced Metals Corp. 6,200 82,664
K92 Mining, Inc.* 5,700 75,870
KGHM Polska Miedz SA* 2,139 112,370
Kinross Gold Corp. 17,120 398,569
Kobe Steel Ltd. 9,700 114,375
Labrador Iron Ore Royalty Corp. 512 10,575
Lundin Gold, Inc.(a) 1,287 87,582
Lundin Mining Corp.(a) 11,134 179,269
LunR Royalties Corp.*‡ 1,377 1,415
Lynas Rare Earths Ltd.* 14,347 143,232
Maruichi Steel Tube Ltd. 6,000 50,806
Mineral Resources Ltd.*(a) 403 12,769
Mitsui Kinzoku Co. Ltd. 700 71,611
Nanshan Aluminium International
Holdings Ltd. 32,000 179,594
New Gold, Inc.* 28,160 207,610
NGEx Minerals Ltd.* 5,511 89,874
Nickel Industries Ltd.(a) 736,544 356,812
Nippon Light Metal Holdings Co. Ltd. 19,200 280,419
Nippon Steel Corp.(a) 112,075 462,908
Norsk Hydro ASA 25,216 170,833
Northern Star Resources Ltd. 14,656 236,122
Novagold Resources, Inc.* 7,843 65,043
OceanaGold Corp. 80,002 1,791,145
OR Royalties, Inc.(a) 651 20,908
Orla Mining Ltd.* 8,000 82,618
Outokumpu OYJ(a) 7,392 31,858
Pan African Resources plc 755,520 829,847
Pan American Silver Corp.(a) 7,083 249,724
Perenti Ltd. 284,256 504,299
Perseus Mining Ltd. 32,288 102,939
Ramelius Resources Ltd.(a) 57,076 124,051
Regis Resources Ltd. 19,344 81,553
Resolute Mining Ltd.* 730,816 456,899
Rio Tinto Ltd.(a) 7,360 640,197
Rio Tinto plc 22,208 1,600,704
Sandfire Resources Ltd.* 10,528 111,929
Seabridge Gold, Inc.*(a) 3,604 86,065
Sims Ltd.(a) 3,162 33,037
Skeena Resources Ltd.* 1,023 16,566
South32 Ltd. 58,976 122,389
SSAB AB, Class A 6,150 39,093
SSAB AB, Class B 12,333 76,785
SSR Mining, Inc.*(a) 66,784 1,511,416
Sumitomo Metal Mining Co. Ltd.(a) 5,000 164,779
Teck Resources Ltd., Class B 6,496 278,960
thyssenkrupp AG 14,272 149,507
Tokyo Steel Manufacturing Co. Ltd.
(a) 19,200 169,622
Torex Gold Resources, Inc.*(a) 3,456 142,912
UACJ Corp. 50,000 647,496
Vault Minerals Ltd.* 2,197,120 1,049,992
voestalpine AG 465 16,573
Wesdome Gold Mines Ltd.* 3,534 53,370
West African Resources Ltd.*‡ 368,960 916,587

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 114
Investments Shares Value
COMMON STOCKS (continued)
Metals & Mining
(continued)
Westgold Resources Ltd.(a) 320,320 $ 1,115,591
Wheaton Precious Metals Corp. 4,928 476,393
Yamato Kogyo Co. Ltd. 1,300 82,124
Yodoko Ltd. 8,200 69,249
35,492,963
Multi-Utilities -
0 .8%
A2A SpA 30,429 88,716
ACEA SpA 2,387 57,912
AGL Energy Ltd. 16,800 101,843
Algonquin Power & Utilities Corp. 1,333 7,449
Atco Ltd., Class I 1,953 73,665
Canadian Utilities Ltd., Class A(a) 2,278 63,862
Centrica plc 103,840 244,619
E.ON SE 44,128 822,051
Engie SA 37,568 880,228
Hera SpA 19,893 89,316
Iren SpA 24,118 71,207
National Grid plc 98,176 1,470,469
REN - Redes Energeticas Nacionais
SGPS SA 6,188 23,319
Sembcorp Industries Ltd. 16,800 84,294
Telecom Plus plc 448 10,454
Veolia Environnement SA 13,664 451,839
4,541,243
Office REITs -
0 .1%
Allied Properties REIT, REIT(a) 18,432 194,429
Champion REIT, REIT(a) 186,000 50,017
Colonial SFL Socimi SA, REIT 1,488 9,420
Derwent London plc, REIT 4,256 98,415
Dexus, REIT(a) 25,696 122,463
Gecina SA, REIT 527 48,996
Global One Real Estate Investment
Corp., REIT 48 44,150
Great Portland Estates plc, REIT 12,462 54,523
Ichigo Office REIT Investment Corp.,
REIT(a) 41 25,257
Japan Prime Realty Investment
Corp., REIT 52 35,374
Japan Real Estate Investment Corp.,
REIT(a) 62 51,152
Keppel REIT, REIT 46,500 37,516
Nippon Building Fund, Inc., REIT 62 57,229
Orix JREIT, Inc., REIT 62 41,976
Precinct Properties Group, REIT 31 22
Workspace Group plc, REIT 775 4,256
875,195
Oil, Gas & Consumable Fuels -
5 .7%
Advantage Energy Ltd.* 53,248 422,974
Aker BP ASA 4,800 124,733
Ampol Ltd.(a) 2,356 47,350
ARC Resources Ltd.(a) 11,744 216,834
Athabasca Oil Corp.*(a) 167,840 825,335
Investments Shares Value
Oil, Gas & Consumable Fuels
(continued)
Baytex Energy Corp.(a) 211,264 $ 511,141
Beach Energy Ltd.(a) 571,872 464,226
Birchcliff Energy Ltd. 92,704 432,705
Bluenord ASA 7,872 360,260
Boss Energy Ltd.*(a) 21,197 27,614
BP plc 312,768 1,817,544
BRIGHTOIL*‡ 50,147 —
BW Energy Ltd.* 16,694 63,941
Cameco Corp. 5,280 540,153
Canadian Natural Resources Ltd. 41,984 1,344,483
Cenovus Energy, Inc.(a) 23,200 392,421
Cosmo Energy Holdings Co. Ltd.(a) 3,200 73,075
Deep Yellow Ltd.* 25,823 30,345
Denison Mines Corp.* 27,187 86,733
DNO ASA 323,616 444,306
Enbridge, Inc. 24,960 1,165,032
ENEOS Holdings, Inc. 48,000 303,102
Energean plc(a) 55,744 706,026
Eni SpA 39,552 727,858
Equinor ASA 14,624 349,810
Equital Ltd.* 5,184 248,192
Esso SA Francaise(a) 279 31,381
Freehold Royalties Ltd.(a) 5,060 51,245
Galp Energia SGPS SA 9,024 181,178
Gaztransport Et Technigaz SA 423 83,780
Gibson Energy, Inc.(a) 4,640 79,180
Harbour Energy plc 190,560 562,826
Idemitsu Kosan Co. Ltd. 22,400 155,799
Imperial Oil Ltd.(a) 2,304 203,983
Inpex Corp. 18,000 331,946
International Petroleum Corp.* 4,092 65,068
Ithaca Energy plc 76,480 218,551
Itochu Enex Co. Ltd.(a) 16,100 190,309
Iwatani Corp. 5,588 58,272
Japan Petroleum Exploration Co.
Ltd.(a) 8,500 70,955
Keyera Corp.(a) 3,108 91,855
Koninklijke Vopak NV 1,224 55,492
MEG Energy Corp. 5,248 111,166
Mitsuuroko Group Holdings Co. Ltd.
(a) 12,800 175,148
Neste OYJ(a) 4,544 94,168
New Hope Corp. Ltd. 10,930 29,695
NexGen Energy Ltd.*(a) 14,848 145,285
NuVista Energy Ltd.*(a) 59,872 712,747
Oil Refineries Ltd. 579,296 169,470
Okeanis Eco Tankers Corp.(a)(b) 4,640 160,293
OMV AG 3,392 185,808
ORLEN SA 12,864 348,827
Paladin Energy Ltd.*(a) 5,712 36,085
Paramount Resources Ltd., Class
A(a) 24,064 395,013
Paz Retail And Energy Ltd.(a) 3,169 678,694
Pembina Pipeline Corp. 7,616 288,410
Peyto Exploration & Development
Corp.(a) 67,104 978,435

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)
115 FLEXSHARES ANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels
(continued)
PrairieSky Royalty Ltd.(a) 3,853 $ 69,242
Repsol SA 25,760 471,999
San-Ai Obbli Co. Ltd.(a) 16,000 212,080
Santos Ltd. 53,824 222,338
Secure Waste Infrastructure Corp.(a) 5,504 68,783
Shell plc 117,568 4,398,440
South Bow Corp.(a) 1,888 49,021
Strathcona Resources Ltd.(a) 837 22,103
Suncor Energy, Inc. 25,056 998,735
Tamar Petroleum Ltd.(a)(b) 5,115 63,486
Tamarack Valley Energy Ltd. 182,976 813,575
TC Energy Corp. 12,256 615,621
Topaz Energy Corp.(a) 3,731 66,304
TORM plc, Class A(a) 20,992 453,452
TotalEnergies SE 41,824 2,604,342
Tourmaline Oil Corp.(a) 6,368 280,371
United Energy Group Ltd.(a) 3,520,000 224,184
Var Energi ASA 7,339 24,722
Viva Energy Group Ltd.(a)(b) 393,728 472,979
Whitecap Resources, Inc.(a) 29,920 222,935
Whitehaven Coal Ltd. 20,367 95,999
Woodside Energy Group Ltd.(a) 36,288 589,147
Yellow Cake plc*(a)(b) 83,360 645,635
32,352,750
Paper & Forest Products -
0 .2%
Canfor Corp.*(a) 4,495 39,235
Hokuetsu Corp.(a) 48,000 255,182
Holmen AB, Class B 1,116 42,230
Mondi plc(a) 6,464 72,205
Navigator Co. SA (The)(a) 5,269 18,269
Nippon Paper Industries Co. Ltd. 35,200 263,677
Oji Holdings Corp. 11,400 57,601
Semapa-Sociedade de Investimento
e Gestao(a) 5,030 105,082
Stella-Jones, Inc.(a) 1,224 69,545
Stora Enso OYJ, Class R(a) 5,168 60,245
Svenska Cellulosa AB SCA, Class A 2,068 27,711
Svenska Cellulosa AB SCA, Class
B(a) 2,883 38,496
UPM-Kymmene OYJ(a) 9,248 248,492
West Fraser Timber Co. Ltd. 1,105 67,507
1,365,477
Passenger Airlines -
0 .4%
Air Canada* 5,030 66,198
Air France-KLM* 42,848 572,444
Air New Zealand Ltd.(a) 590,080 201,056
ANA Holdings, Inc. 3,200 60,010
Cathay Pacific Airways Ltd.(a) 38,000 54,124
Deutsche Lufthansa AG (Registered) 14,272 125,094
easyJet plc 6,806 43,324
El Al Israel Airlines*(a) 15,717 65,443
Exchange Income Corp.(a) 1,581 86,703
Investments Shares Value
Passenger Airlines
(continued)
International Consolidated Airlines
Group SA 69,536 $ 381,793
Japan Airlines Co. Ltd. 3,100 55,901
JET2 plc 3,584 62,580
Norwegian Air Shuttle ASA 160,064 248,949
Qantas Airways Ltd. 20,064 133,976
Singapore Airlines Ltd. 22,499 114,617
Wizz Air Holdings plc*(a)(b) 17,952 246,948
2,519,160
Personal Care Products -
0 .6%
Beiersdorf AG 1,280 135,505
Intercos SpA 31 422
Interparfums SA 682 22,450
Kao Corp. 4,600 194,684
Kobayashi Pharmaceutical Co. Ltd.
(a) 900 29,941
Kose Corp. 700 26,849
L'Oreal SA 2,848 1,192,089
Milbon Co. Ltd. 1,000 15,033
Noevir Holdings Co. Ltd. 1,000 28,399
Pola Orbis Holdings, Inc. 2,000 17,241
Puig Brands SA, Class B 4,256 73,144
Rohto Pharmaceutical Co. Ltd. 3,900 60,479
Shiseido Co. Ltd. 3,100 52,319
Unilever plc 28,736 1,732,567
3,581,122
Pharmaceuticals -
3 .6%
ALK-Abello A/S, Class B* 2,158 71,182
Almirall SA 4,747 68,378
Astellas Pharma, Inc. 19,200 201,092
AstraZeneca plc 18,336 3,004,117
Bausch Health Cos., Inc.*(a) 95,424 672,868
Bayer AG (Registered) 19,296 600,215
Camurus AB* 702 46,184
Chugai Pharmaceutical Co. Ltd. 8,500 388,929
Daiichi Sankyo Co. Ltd. 22,400 533,482
Eisai Co. Ltd.(a) 3,600 106,793
Faes Farma SA 15,680 80,717
Financiere de Tubize SA(a) 403 98,378
Galderma Group AG 1,280 236,786
GSK plc 81,728 1,911,871
H Lundbeck A/S, Class A 5,650 31,920
Haleon plc 99,328 462,108
Haw Par Corp. Ltd. 6,200 70,554
Hikma Pharmaceuticals plc 2,890 69,827
Hutchmed China Ltd.*(a) 16,678 48,207
Ipsen SA 732 102,906
Kaken Pharmaceutical Co. Ltd. 1,500 35,685
Kissei Pharmaceutical Co. Ltd. 1,400 36,578
Kyowa Kirin Co. Ltd. 4,300 66,487
Laboratorios Farmaceuticos Rovi SA 424 29,901
Merck KGaA 1,248 163,418
Mochida Pharmaceutical Co. Ltd. 900 17,222
Nippon Shinyaku Co. Ltd. 1,400 29,271
Novartis AG (Registered) 22,592 2,793,781

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 116
Investments Shares Value
COMMON STOCKS (continued)
Pharmaceuticals
(continued)
Novo Nordisk A/S, Class B 37,536 $ 1,833,126
Ono Pharmaceutical Co. Ltd. 12,800 155,913
Orion OYJ, Class A 352 24,661
Orion OYJ, Class B 1,248 87,219
Otsuka Holdings Co. Ltd. 6,500 353,322
Recordati Industria Chimica e
Farmaceutica SpA 1,628 96,771
Roche Holding AG 448 151,687
Roche Holding AG - BR 8,064 2,600,772
Sandoz Group AG 4,128 275,114
Sanofi SA 12,864 1,300,652
Santen Pharmaceutical Co. Ltd. 1,100 10,775
Shionogi & Co. Ltd. 10,500 175,846
Sumitomo Pharma Co. Ltd.*(a) 3,200 34,990
Takeda Pharmaceutical Co. Ltd. 19,200 517,592
Teva Pharmaceutical Industries
Ltd.*(a) 21,024 425,493
Towa Pharmaceutical Co. Ltd.(a) 9,600 176,602
Tsumura & Co. 900 20,885
UCB SA 1,344 345,152
Virbac SACA(a) 132 54,010
ZERIA Pharmaceutical Co. Ltd. 1,800 23,380
20,642,819
Professional Services -
0 .8%
Adecco Group AG (Registered) 1,829 51,082
AFRY AB 3,300 56,840
ALS Ltd. 8,712 123,876
Arcadis NV 1,152 55,074
BayCurrent, Inc. 1,400 64,204
Bell System24 Holdings, Inc.(a) 9,600 82,506
Benefit Systems SA* 31 26,337
Bureau Veritas SA 3,936 129,383
Computershare Ltd. 6,944 166,243
dip Corp.(a) 1,400 19,239
Experian plc 10,112 471,242
Funai Soken Holdings, Inc. 2,700 42,571
GlobalData plc 31 44
Hays plc 69,719 54,090
Hilan Ltd. 646 50,958
Intertek Group plc 2,240 149,064
IPH Ltd.(a) 31 75
JAC Recruitment Co. Ltd. 5,200 34,294
MEITEC Group Holdings, Inc. 2,400 49,245
Persol Holdings Co. Ltd. 37,200 61,793
Randstad NV(a) 3,257 127,776
Recruit Holdings Co. Ltd. 16,600 830,566
RELX plc 21,280 938,574
SGS SA (Registered) 1,870 211,099
SMS Co. Ltd. 2,000 17,280
Teleperformance SE 620 44,339
Thomson Reuters Corp.(a) 1,824 279,676
Transcosmos, Inc. 6,400 151,634
Wolters Kluwer NV 2,560 313,942
4,603,046
Investments Shares Value
Real Estate Management & Development -
2 .1%
Aedas Homes SA(b) 3,936 $ 96,764
AFI Properties Ltd.*(a) 578 39,164
Africa Israel Residences Ltd.(a) 510 44,618
Airport City Ltd.* 1,928 38,202
Allreal Holding AG (Registered) 512 122,587
Altus Group Ltd. 1,672 68,758
Amot Investments Ltd. 5,448 43,193
Aroundtown SA* 208,064 743,497
Atrium Ljungberg AB, Class B 3,960 14,292
Aura Investments Ltd.(a) 6,930 50,045
Azrieli Group Ltd. 532 56,188
Bassac SA 589 33,311
Big Shopping Centers Ltd. 287 64,214
Blue Square Real Estate Ltd.(a) 1,504 182,096
CA Immobilien Anlagen AG 1,674 46,603
Capitaland India Trust 6,200 5,764
CapitaLand Investment Ltd. 27,900 56,595
Castellum AB(a) 5,643 64,114
Catena AB(a) 924 44,835
Cibus Nordic Real Estate AB publ(a) 3,503 60,779
City Developments Ltd. 15,500 86,108
Citycon OYJ 22,208 75,513
CK Asset Holdings Ltd. 32,000 158,267
Colliers International Group, Inc. 726 115,935
Corem Property Group AB, Class B 82,181 33,504
CPI Europe AG* 8,864 173,003
CTP NV(b) 1,543 32,199
Daito Trust Construction Co. Ltd.(a) 5,500 102,695
Daiwa House Industry Co. Ltd. 12,600 428,002
Deutsche EuroShop AG 2,511 53,733
Deutsche Wohnen SE 31 773
Develia SA 143,616 317,979
Dios Fastigheter AB 7,480 51,141
Electra Real Estate Ltd.*(a) 1,476 22,678
Fabege AB 5,412 47,692
Fastighets AB Balder, Class B* 6,944 50,929
FastPartner AB, Class A 31 164
FirstService Corp. 590 94,011
G City Ltd. 31 106
Grainger plc, REIT 3,937 9,694
Grand City Properties SA* 21,600 275,235
Great Eagle Holdings Ltd. 64,000 119,894
Hang Lung Group Ltd.(a) 256,000 487,810
Hang Lung Properties Ltd. 73,983 82,339
Heiwa Real Estate Co. Ltd.(a) 2,600 38,007
Henderson Land Development Co.
Ltd.(a) 32,239 113,157
Ho Bee Land Ltd. 49,400 85,405
Hufvudstaden AB, Class A 304 4,042
Hulic Co. Ltd. 9,600 99,082
Hysan Development Co. Ltd. 192,000 397,725
Ichigo, Inc. 17,800 43,329
International Workplace Group plc 29,497 87,740
Intershop Holding AG 350 68,714
Israel Canada T.R Ltd.(a) 12,240 63,942
Isras Holdings Ltd.* 1,188 146,684

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)
117 FLEXSHARES ANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Real Estate Management & Development
(continued)
Isras Investment Co. Ltd. 477 $ 133,710
Kojamo OYJ* 1,085 13,162
Langham Hospitality Investments and
Langham Hospitality Investments
Ltd. 4,267 280
LEG Immobilien SE 806 61,445
Lendlease Corp. Ltd. 16,647 60,484
Leopalace21 Corp. 57,600 235,552
Mainstreet Equity Corp. 266 35,835
Mega Or Holdings Ltd., REIT(a) 7,520 462,172
Melisron Ltd. 460 59,963
Mitsubishi Estate Co. Ltd. 12,800 271,197
Mitsui Fudosan Co. Ltd. 32,000 332,660
Mivne Real Estate KD Ltd. 14,248 63,179
Mobimo Holding AG (Registered) 228 96,852
New World Development Co. Ltd.*(a) 512,000 473,647
Nomura Real Estate Holdings, Inc. 7,000 39,940
NP3 Fastigheter AB(a) 1,462 39,890
Nyfosa AB 1,798 15,333
Pandox AB, Class B 620 12,371
PEXA Group Ltd.* 32 317
Platzer Fastigheter Holding AB,
Class B 1,674 12,891
Prashkovsky Investments and
Construction Ltd.(a) 1,767 90,408
Property & Building Corp. Ltd.(a) 864 114,246
PSP Swiss Property AG (Registered) 696 120,602
Relo Group, Inc. 2,270 24,431
Sagax AB, Class B(a) 2,914 65,448
Savills plc 45,792 606,451
Sino Land Co. Ltd. 10,304 12,793
Sirius Real Estate Ltd., REIT 58,680 76,981
Starts Corp., Inc. 12,800 397,572
StorageVault Canada, Inc. 31 110
Sumitomo Realty & Development
Co. Ltd. 6,400 273,398
Sun Frontier Fudousan Co. Ltd.(a) 9,600 142,266
Sun Hung Kai Properties Ltd. 37,000 449,635
Swire Properties Ltd. 13,600 37,096
Swiss Prime Site AG (Registered) 987 140,535
TAG Immobilien AG 3,968 65,904
Tokyo Tatemono Co. Ltd.(a) 5,200 97,128
Tokyu Fudosan Holdings Corp. 11,200 90,077
Tosei Corp. 12,800 272,526
UOL Group Ltd. 3,100 18,937
VGP NV(a) 465 53,778
Vonovia SE 8,512 255,930
Wallenstam AB, Class B(a) 8,888 41,254
Wharf Holdings Ltd. (The)(a) 17,000 44,664
Wharf Real Estate Investment Co.
Ltd.(a) 25,000 71,087
Wihlborgs Fastigheter AB 6,293 61,190
Investments Shares Value
Real Estate Management & Development
(continued)
YH Dimri Construction &
Development Ltd.(a) 452 $ 54,587
11,942,764
Residential REITs -
0 .1%
Advance Residence Investment
Corp., REIT(a) 64 69,295
Altarea SCA, REIT(a) 584 66,664
Boardwalk REIT, REIT(a) 1,000 46,155
Canadian Apartment Properties
REIT, REIT 31 854
Comforia Residential REIT, Inc.,
REIT 19 40,083
Daiwa Securities Living Investments
Corp., REIT 26 18,632
Ingenia Communities Group, REIT 8,284 30,478
InterRent REIT, REIT(a) 3,565 34,043
Killam Apartment REIT, REIT(a) 1,488 18,404
Mitsui Fudosan Accommodations
Fund, Inc., REIT(a) 40 33,702
UNITE Group plc (The), REIT 4,681 34,871
Xior Student Housing NV, REIT(b) 651 21,264
414,445
Retail REITs -
0 .5%
AEON REIT Investment Corp., REIT 31 26,240
BWP Property Group Ltd., REIT 14,098 35,440
CapitaLand China Trust, REIT 102,300 62,884
Carmila SA, REIT 17,952 327,793
Choice Properties REIT, REIT(a) 3,957 41,910
Eurocommercial Properties NV, REIT 14,875 444,670
First Capital REIT, REIT(a) 2,774 37,240
Fortune REIT, REIT 62,000 40,045
Frasers Centrepoint Trust, REIT 12,749 22,923
Frontier Real Estate Investment
Corp., REIT 31 18,211
Hammerson plc, REIT 20,709 83,040
HomeCo Daily Needs REIT, REIT(a)
(b) 94,816 84,727
Japan Metropolitan Fund Invest,
REIT 31 23,966
Kiwi Property Group Ltd., REIT 120,079 74,264
Klepierre SA, REIT 3,168 121,177
Lendlease Global Commercial REIT,
REIT 3,194 1,571
Link REIT, REIT 32,000 166,666
Mercialys SA, REIT(a) 30,656 374,354
Primaris REIT, REIT 15,424 169,305
Region Group, REIT 6,417 10,250
RioCan REIT, REIT(a) 3,472 46,511
Scentre Group, REIT 65,280 173,934
Shaftesbury Capital plc, REIT 35,309 65,133
Unibail-Rodamco-Westfield, REIT 2,528 261,553
Vicinity Ltd., REIT(a) 65,213 107,583
Waypoint REIT Ltd., REIT 33,326 57,815
2,879,205

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 118
Investments Shares Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment -
2 .1%
Advantest Corp. 8,200 $ 1,231,424
AIXTRON SE 3,627 58,085
Alphawave IP Group plc*(a) 8,277 20,684
ASM International NV 480 311,357
ASML Holding NV 4,672 4,950,783
ASMPT Ltd.(a) 3,100 32,706
BE Semiconductor Industries NV 960 163,545
Camtek Ltd.*(a) 510 63,268
Disco Corp. 1,200 402,012
Elmos Semiconductor SE 410 38,710
Ferrotec Corp.(a) 16,000 526,565
Infineon Technologies AG 14,592 578,020
Japan Material Co. Ltd. 2,500 31,385
Kokusai Electric Corp. 3,100 114,136
Lasertec Corp.(a) 1,100 202,856
Melexis NV(a) 495 35,708
Micronics Japan Co. Ltd.(a) 12,800 761,079
Mitsui High-Tec, Inc. 9,300 46,604
Nordic Semiconductor ASA* 2,324 33,768
Nova Ltd.*(a) 352 122,046
Renesas Electronics Corp. 18,400 228,246
Rohm Co. Ltd.(a) 6,200 99,688
Rorze Corp. 3,100 43,475
SCREEN Holdings Co. Ltd.(a) 1,300 123,920
Siltronic AG 4,992 308,254
Socionext, Inc.(a) 3,000 67,982
SOITEC* 31 1,469
STMicroelectronics NV 7,584 186,799
SUMCO Corp.(a) 3,100 31,744
Tokyo Electron Ltd. 5,400 1,198,092
Tower Semiconductor Ltd.* 1,608 133,069
Ulvac, Inc. 1,000 45,594
12,193,073
Software -
1 .0%
Asseco Poland SA 1,271 73,987
Atoss Software SE 352 47,209
BlackBerry Ltd.*(a) 13,206 64,562
Bytes Technology Group plc 1,922 9,338
Constellation Software, Inc. 256 674,386
Dassault Systemes SE 6,784 192,855
Descartes Systems Group, Inc.
(The)* 1,159 102,462
Enghouse Systems Ltd. 31 460
IRESS Ltd.(a) 2,263 13,126
Kinaxis, Inc.* 520 63,032
Lightspeed Commerce, Inc.* 5,115 61,512
Nemetschek SE 884 102,031
Nice Ltd.* 704 95,534
Open Text Corp. 3,936 151,159
Oracle Corp. Japan 800 73,896
QT Group OYJ*(a) 217 8,891
Sage Group plc (The) 13,728 207,330
Sansan, Inc.* 3,400 40,234
SAP SE 12,352 3,199,911
Investments Shares Value
Software
(continued)
Sinch AB*(b) 31 $ 113
SiteMinder Ltd.*(a) 17,179 79,961
Systena Corp. 11,400 39,294
TeamViewer SE*(b) 3,224 23,704
Technology One Ltd. 4,736 114,406
Temenos AG (Registered) 779 73,606
Trend Micro, Inc. 1,200 61,404
Truecaller AB, Class B 32 96
Vitec Software Group AB, Class B 1,025 35,914
Vobile Group Ltd.*(a)(b) 31,000 20,701
WiseTech Global Ltd.(a) 2,528 114,390
5,745,504
Specialized REITs -
0 .1%
Abacus Storage King, REIT(a) 51,832 47,674
Arena REIT, REIT 1,726 4,124
Big Yellow Group plc, REIT 8,096 118,283
Keppel DC REIT, REIT 24,747 45,446
National Storage REIT, REIT(a) 10,247 15,429
Safestore Holdings plc, REIT(a) 10,560 99,201
330,157
Specialty Retail -
1 .5%
ABC-Mart, Inc. 2,100 36,035
AOKI Holdings, Inc.(a) 9,600 103,631
ARCLANDS Corp.(a) 19,218 218,558
Aritzia, Inc.* 1,981 138,514
Autobacs Seven Co. Ltd. 2,100 21,006
Avolta AG 1,920 100,981
Bic Camera, Inc. 4,200 42,435
Bilia AB, Class A 18,912 264,778
Carasso Motors Ltd.(a) 7,744 92,808
CCC SA* 952 38,957
CECONOMY AG* 43,776 224,084
Currys plc 354,112 653,676
DCM Holdings Co. Ltd. 35,200 326,740
Delek Automotive Systems Ltd. 31 262
Douglas AG* 12,544 179,820
Dunelm Group plc 5,632 82,728
Eagers Automotive Ltd.(a) 5,709 127,296
Fast Retailing Co. Ltd. 2,300 845,919
Fielmann Group AG 152 8,307
Fox Wizel Ltd.(a) 2,624 303,024
H & M Hennes & Mauritz AB, Class
B(a) 2,821 53,582
Hornbach Holding AG & Co. KGaA 3,072 307,412
IDOM, Inc. 19,200 143,824
Industria de Diseno Textil SA(a) 13,440 743,046
JB Hi-Fi Ltd.(a) 1,722 118,052
JD Sports Fashion plc 40,083 49,071
Joyful Honda Co. Ltd. 2,000 26,484
Kingfisher plc 23,840 96,723
Kohnan Shoji Co. Ltd. 7,900 191,532
Komeri Co. Ltd. 9,600 200,032
K's Holdings Corp.(a) 48,000 476,245
Leon's Furniture Ltd. 6,784 141,427
Lovisa Holdings Ltd.(a) 1,530 36,299

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)
119 FLEXSHARES ANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Specialty Retail
(continued)
Luk Fook Holdings International Ltd.
(a) 128,672 $ 411,899
Moonpig Group plc 3,906 11,008
Nextage Co. Ltd.(a) 3,100 46,745
Nitori Holdings Co. Ltd.(a) 5,500 89,254
Nojima Corp. 9,300 68,759
Pets at Home Group plc 8,742 24,602
Premier Investments Ltd.(a) 2,635 30,722
Sanrio Co. Ltd. 2,600 120,789
Shimamura Co. Ltd. 1,000 64,555
Super Retail Group Ltd.(a) 5,324 55,766
Temple & Webster Group Ltd.* 1,302 20,295
USS Co. Ltd. 3,600 39,773
Watches of Switzerland Group plc*(c) 81,376 419,752
WH Smith plc(a) 46,048 408,981
World Co. Ltd.(a) 9,600 168,812
Yamada Holdings Co. Ltd. 21,700 65,274
Yellow Hat Ltd. 3,100 31,271
Zalando SE*(b) 1,457 40,797
ZOZO, Inc.(a) 8,400 72,710
8,585,052
Technology Hardware, Storage & Peripherals -
0 .4%
Brother Industries Ltd. 4,000 68,274
Canon, Inc.(a) 19,200 552,488
Eizo Corp. 3,000 42,647
Elecom Co. Ltd. 1,600 18,736
FUJIFILM Holdings Corp. 16,000 371,815
Konica Minolta, Inc. 172,800 594,938
Logitech International SA
(Registered) 2,048 246,653
Ricoh Co. Ltd. 9,600 82,506
Seiko Epson Corp. 3,100 39,370
Toshiba TEC Corp. 1,100 22,278
2,039,705
Textiles, Apparel & Luxury Goods -
1 .5%
adidas AG 2,144 405,340
Asics Corp. 9,400 240,591
Brunello Cucinelli SpA(a) 660 66,838
Burberry Group plc* 4,681 76,108
Cie Financiere Richemont SA
(Registered) 6,240 1,233,619
Coats Group plc 42,191 45,344
Crystal International Group Ltd.(b) 203,500 178,307
Delta Galil Ltd.(a) 272 15,196
Gildan Activewear, Inc.(a) 2,545 148,561
Goldwin, Inc.(a) 3,000 49,658
Gunze Ltd. 9,600 236,799
Hermes International SCA 416 1,031,836
HUGO BOSS AG 15,936 707,224
Kering SA 640 226,629
LPP SA 19 92,322
LVMH Moet Hennessy Louis Vuitton
SE 3,104 2,192,932
Investments Shares Value
Textiles, Apparel & Luxury Goods
(continued)
Moncler SpA 1,856 $ 111,394
New Wave Group AB, Class B 3,468 40,991
Pandora A/S 960 128,741
Puma SE 31 659
Salvatore Ferragamo SpA* 8,153 65,683
Samsonite Group SA(a)(b) 48,000 100,481
Seiko Group Corp. 9,600 443,063
Stella International Holdings Ltd.(a) 176,000 374,092
Swatch Group AG (The)(a) 93 19,440
Swatch Group AG (The) (Registered)
(a) 1,767 74,928
Wacoal Holdings Corp. 700 24,459
Yue Yuen Industrial Holdings Ltd.(a) 16,000 29,356
8,360,591
Tobacco -
0 .6%
British American Tobacco plc 41,472 2,127,211
Imperial Brands plc 15,776 627,001
Japan Tobacco, Inc. 12,800 445,763
Scandinavian Tobacco Group A/S(b) 15,104 200,544
3,400,519
Trading Companies & Distributors -
2 .2%
AddTech AB, Class B 2,432 82,497
Ashtead Group plc 4,416 294,392
Beijer Ref AB, Class B(a) 3,876 61,493
Bossard Holding AG (Registered),
Class A 38 8,265
Brenntag SE 2,720 151,163
Bufab AB 4,840 53,537
Bunzl plc 2,449 74,391
Chori Co. Ltd. 4,100 105,790
Diploma plc 1,863 137,316
DKSH Holding AG 660 46,042
Finning International, Inc. 2,644 143,131
Grafton Group plc 3,744 46,829
Hanwa Co. Ltd.(a) 12,400 518,360
Howden Joinery Group plc 9,212 104,511
IMCD NV 768 79,761
Inaba Denki Sangyo Co. Ltd. 900 26,541
Inabata & Co. Ltd.(a) 16,000 358,833
ITOCHU Corp. 28,800 1,669,617
Kanamoto Co. Ltd.(a) 12,800 298,699
Kanematsu Corp. 28,800 583,833
Marubeni Corp. 35,200 868,261
Mitani Corp.(a) 12,800 192,762
Mitsubishi Corp. 80,000 1,927,623
Mitsui & Co. Ltd. 54,400 1,342,565
MonotaRO Co. Ltd.(a) 2,400 33,534
Nagase & Co. Ltd. 2,200 48,140
Nishio Holdings Co. Ltd. 6,700 190,925
Redox Ltd.(a) 10,323 19,530
Reece Ltd.(a) 5,487 41,991
Rexel SA 4,864 168,421
Richelieu Hardware Ltd. 899 24,670
RS GROUP plc 16,480 120,495
Russel Metals, Inc.(a) 19,712 610,711

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 120
Investments Shares Value
COMMON STOCKS (continued)
Trading Companies & Distributors
(continued)
SGH Ltd.(a) 3,320 $ 105,412
Sojitz Corp. 3,899 103,666
Sumitomo Corp. 25,600 745,458
Toromont Industries Ltd.(a) 1,038 124,836
Toyota Tsusho Corp. 16,000 489,903
Travis Perkins plc 837 6,917
Trusco Nakayama Corp. 16,000 252,793
Yamazen Corp.(a) 3,200 29,683
Yuasa Trading Co. Ltd. 6,400 208,549
12,501,846
Transportation Infrastructure -
0 .2%
Aena SME SA(b) 8,000 217,451
Aeroports de Paris SA(a) 704 96,613
Atlas Arteria Ltd. 20,243 64,405
Auckland International Airport Ltd. 18,015 83,768
Dalrymple Bay Infrastructure Ltd. 15,200 44,082
Enav SpA(b) 12,657 66,207
Flughafen Zurich AG (Registered) 320 94,555
Fraport AG Frankfurt Airport Services
Worldwide* 890 76,221
Getlink SE 5,376 98,225
Hutchison Port Holdings Trust 268,800 56,448
Mitsubishi Logistics Corp. 8,500 61,741
Port of Tauranga Ltd. 5,225 23,518
Qube Holdings Ltd. 31,840 91,505
SATS Ltd. 8,200 21,548
Transurban Group(a) 32,288 306,069
Westshore Terminals Investment
Corp. 1,647 30,303
1,432,659
Water Utilities -
0 .1%
Pennon Group plc 15,488 105,509
Severn Trent plc 3,008 109,907
United Utilities Group plc 8,160 128,706
344,122
Wireless Telecommunication Services -
0 .7%
1&1 AG 2,635 65,084
Airtel Africa plc(b) 22,568 82,015
Cellcom Israel Ltd.* 4,930 51,494
Freenet AG 2,356 73,366
KDDI Corp. 35,200 562,428
Partner Communications Co. Ltd. 775 7,723
Rogers Communications, Inc., Class
B(a) 6,304 246,959
SoftBank Corp. 352,000 499,707
SoftBank Group Corp. 11,000 1,932,524
StarHub Ltd. 49,600 44,209
Tele2 AB, Class B 8,052 127,619
Vodafone Group plc 364,224 440,923
4,134,051
Total Common Stocks
(Cost $373,950,230) 557,981,720
Investments Shares Value
CLOSED END FUNDS -
0 .2%
Independent Power and Renewable Electricity Producers
-
0 .2%
Renewables Infrastructure Group
Ltd. (The)
(Cost $1,008,854) 865,184 $ 880,960
Number
of Rights
RIGHTS - 0 .0% (d)
Containers & Packaging - 0.0%(d)
Vidrala SA, expiring 11/12/2025* 535 2,532
Interactive Media & Services - 0.0%(d)
Vend Marketplaces ASA, expiring
11/13/2025, price 0.50 NOK* 1,581 3,523
Total Rights
(Cost $–) 6,055
Number of
Warrants
WARRANTS - 0 .0%
Construction & Engineering - 0.0%
Webuild SpA, expiring 8/31/2030*‡(a) 10,785 —
Software - 0.0%
Constellation Software, Inc., expiring
3/31/2040*‡ 280 —
Total Warrants
(Cost $–) —
Principal
Amount
SECURITIES LENDING REINVESTMENTS - 4 .6% (g)
REPURCHASE AGREEMENTS - 4 .6%
CF Secured LLC
4.13%, dated 10/31/2025, due
11/3/2025, repurchase price
$9,074,183, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 6.75%,
maturing 11/15/2025 - 2/15/2055;
total market value $9,206,155 $ 9,071,061 9,071,061
Citigroup Global Markets, Inc.
4.15%, dated 10/31/2025, due
11/3/2025, repurchase price
$6,921,937, collateralized by
various U.S. Treasury Securities,
ranging from 0.13% - 0.63%,
maturing 1/15/2026 - 4/15/2026;
total market value $7,048,866 6,919,544 6,919,544

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)
121 FLEXSHARES ANNUAL REPORT
Investments
Principal
Amount Value
SECURITIES LENDING REINVESTMENTS (continued)
REPURCHASE AGREEMENTS (continued)
MetLife, Inc.
4.15%, dated 10/31/2025, due
11/3/2025, repurchase price
$6,002,075, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 4.50%,
maturing 12/16/2025 - 2/15/2054;
total market value $6,037,287 $ 6,000,000 $ 6,000,000
National Bank of Canada Financial Inc.
4.19%, dated 10/31/2025, due
11/3/2025, repurchase price
$2,000,698, collateralized by
various Common Stocks; total
market value $2,252,346 2,000,000 2,000,000
TD Prime Services LLC
3.97%, dated 10/31/2025, due
11/3/2025, repurchase price
$125,041, collateralized by
various Common Stocks; total
market value $137,889 125,000 125,000
The Bank of Nova Scotia, Toronto
4.18%, dated 10/31/2025, due
11/3/2025, repurchase price
$2,104,941, collateralized by
various Common Stocks; total
market value $2,344,769 2,104,208 2,104,208
26,219,813
Total Securities Lending Reinvestments
(Cost $26,219,813) 26,219,813
Total Investments - 102.8%
(Cost $401,178,897) 585,088,548
Liabilities in excess of other assets - (2.8%) (15,983,577)
NET ASSETS - 100.0% $569,104,971
* Non-income producing security.
‡ Security is valued using significant unobservable inputs
and is classified as Level 3 in the fair value hierarchy.
(a) The security or a portion of this security is on loan at
October 31, 2025. The total value of securities on loan
at October 31, 2025 was $88,852,165, collateralized in
the form of cash with a value of $26,219,813 that was
reinvested in the securities shown in the Securities
Lending Reinvestment section of the Schedule of
Investments; $44,120,966 of collateral in the form of
U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 6.13%, and maturity dates
ranging from November 6, 2025 – February 15, 2055
and $24,337,720 of collateral in the form of Foreign
Government Fixed Income Securities, interest rates
ranging from 0.00% – 6.25%, and maturity dates ranging
from February 15, 2026 – November 2, 2086; a total
value of $94,678,498.
(b) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies
to securities offerings that are made outside of the
United States and do not involve direct selling efforts in
the United States and as such may have restrictions on
resale.
(c) Security exempt from registration pursuant to Rule 144A
under the Securities Act of 1933, as amended. These
securities may be resold in transactions exempt from
registration to qualified institutional investors. At October
31, 2025, the value of these securities amounted to
approximately $1,013,891 or 0.18% of net assets.
(d) Represents less than 0.05% of net assets.
(e) Security fair valued as of October 31, 2025 in
accordance with procedures approved by the Board of
Trustees. Total value of all such securities at October 31,
2025 amounted to $0, which represents approximately
0.00% of net assets of the Fund.
(f) Amount less than one dollar.
(g) The security was purchased with cash collateral held
from securities on loan at October 31, 2025. The total
value of securities purchased was $26,219,813.
Percentages shown are based on Net Assets.
Abbreviations
ADR — American Depositary Receipt
CHDI — Clearing House Electronic Subregister System
(CHESS) Depository Interest
CVA — Dutch Certification
OYJ — Public Limited Company
Preference — A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
REIT — Real Estate Investment Trust
SCA — Limited partnership with share capital
As of October 31, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 187,233,681
Aggregate gross unrealized depreciation (13,118,130)
Net unrealized appreciation $ 174,115,551
Federal income tax cost $ 411,512,027

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 122
Futures Contracts
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund had the following open futures contracts as of October 31, 2025:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Appreciation /
( Depreciation ) *
Long Contracts
EURO STOXX 50 Index 43 12/19/2025 EUR $ 2,813,559 $ 104,871
FTSE 100 Index 22 12/19/2025 GBP 2,817,052 116,799
S&P/TSX 60 Index 7 12/18/2025 CAD 1,780,138 39,926
SGX Nikkei 225 Index 11 12/11/2025 JPY 1,870,760 291,045
SPI 200 Index 7 12/18/2025 AUD 1,018,701 (940)
$ 551,701
*
This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the
Statement of Assets and Liabilities for futures contracts.
Forward Foreign Currency Contracts
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund had the following outstanding contracts as of October 31, 2025:
Contracts to Receive Counterparty In Exchange For Maturity Date
Unrealized
Appreciation/
(Depreciation)
USD 188,369 Bank of Montreal CAD 260,000 12/17/2025 $ 2,384
USD 158,154 Morgan Stanley DKK 1,000,000 12/17/2025 3,130
Total unrealized appreciation $ 5,514
GBP 203,203 JPMorgan Chase Bank NA USD 275,392 12/17/2025 $ (8,396)
JPY 30,000,000 JPMorgan Chase Bank NA USD 205,394 12/17/2025 (9,789)
Total unrealized depreciation $ (18,185)
Net unrealized depreciation $ (12,671)
Abbreviations:
AUD — Australian Dollar
CAD — Canadian Dollar
DKK — Danish Krone
EUR — Euro
GBP — British Pound
JPY — Japanese Yen
USD — US Dollar
FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index invested, as a percentage of net assets, in companies domiciled in the following countries as of October 31, 2025:
Australia 5 .9%
Austria 0 .5
Belgium 1 .0
Brazil 0 .1
Burkina Faso 0 .0
†
Canada 10 .6
Chile 0 .1
Democratic Republic of the Congo 0 .0
†
Denmark 1 .4
Faroe Islands 0 .0
†
Finland 0 .8
France 6 .9
Gabon 0 .0
†
Georgia 0 .4
Germany 6 .3
Greece 0 .0
†

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)
123 FLEXSHARES ANNUAL REPORT
Guernsey 0 .2%
Hong Kong 2 .2
India 0 .0
†
Indonesia 0 .1
Ireland 0 .3
Israel 1 .7
Italy 2 .7
Ivory Coast 0 .0
†
Japan 25 .3
Jersey 0 .1
Liechtenstein 0 .0
†
Luxembourg 0 .2
Macao 0 .1
Mexico 0 .0
†
Netherlands 2 .9
New Zealand 0 .3
Nigeria 0 .0
†
Norway 1 .2
Peru 0 .1
Poland 0 .9
Portugal 0 .2
Singapore 1 .2
South Africa 0 .3
South Korea 0 .0
†
Spain 2 .7
Sweden 2 .7
Switzerland 2 .8
Taiwan 0 .1
Tanzania 0 .0
†
Turkey 0 .0
†
United Kingdom 10 .7
United States 5 .2
Zambia 0 .0
†
Other
1
1 .8
100.0%
†
Amount represents less than 0.05%.
1
Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).
Security Type % of Net Assets
Common Stocks 98 .0%
Closed End Funds 0 .2
Rights 0 .0
†
Warrants –
Securities Lending Reinvestments 4 .6
Others
(1)
( 2 .8 )
100 .0%
†
Amount represents less than 0.05%.
(1)
Includes any other net assets/(liabilities).

FLEXSHARES ANNUAL REPORT 124
See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
Schedule of Investments
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund
October 31, 2025
Investments Shares Value
COMMON STOCKS -
98.8%
Aerospace & Defense -
0.5%
AECC Aero-Engine Control Co. Ltd.,
Class A 4,600 $ 12,138
AECC Aviation Power Co. Ltd., Class
A 4,700 25,821
Aselsan Elektronik Sanayi ve Ticaret
A/S 19,530 94,567
AviChina Industry & Technology Co.
Ltd., Class H(a) 52,000 26,495
Bharat Dynamics Ltd.(b) 1,410 24,300
Bharat Electronics Ltd. 50,490 242,351
Colt CZ Group SE 460 16,754
Data Patterns India Ltd. 920 28,438
Embraer SA 9,000 145,383
Garden Reach Shipbuilders &
Engineers Ltd. 276 7,947
Hanwha Aerospace Co. Ltd. 471 323,642
Hanwha Systems Co. Ltd. 945 39,730
Hindustan Aeronautics Ltd.(b) 2,655 139,965
Korea Aerospace Industries Ltd. 1,080 78,380
Kuang-Chi Technologies Co. Ltd.,
Class A* 3,200 20,495
LIG Nex1 Co. Ltd. 153 55,734
Mazagon Dock Shipbuilders Ltd. 1,034 31,787
SNT Dynamics Co. Ltd. 276 10,442
United Aircraft Corp. PAO*‡ 25,155,036 —
Zen Technologies Ltd. 1,440 22,016
1,346,385
Air Freight & Logistics -
0.3%
Abu Dhabi Aviation Co. 109,755 164,052
Agility Global plc 71,853 21,323
Agility Public Warehousing Co. KSC 48,806 24,009
Blue Dart Express Ltd. 96 7,107
CJ Logistics Corp. 245 14,170
Delhivery Ltd.* 7,452 39,115
Eastern Air Logistics Co. Ltd., Class
A 9,200 20,693
Hyundai Glovis Co. Ltd. 900 119,263
J&T Global Express Ltd.* 81,000 103,905
JD Logistics, Inc.*(b) 50,900 82,910
Kerry TJ Logistics Co. Ltd. 4,000 4,372
Reysas Tasimacilik ve Lojistik Ticaret
A/S* 50,738 18,016
SAL Saudi Logistics Services 460 21,564
SF Holding Co. Ltd., Class A 5,200 29,482
Sinotrans Ltd., Class A 4,700 4,447
Sinotrans Ltd., Class H 47,000 31,869
Xiamen Xiangyu Co. Ltd., Class A 13,800 16,121
YTO Express Group Co. Ltd., Class A 4,700 11,312
YUNDA Holding Group Co. Ltd.,
Class A 13,800 14,123
Investments Shares Value
Air Freight & Logistics
(continued)
ZTO Express Cayman, Inc.(a) 5,300 $ 97,241
845,094
Automobile Components -
1.2%
Actron Technology Corp. 2,688 12,154
Apollo Tyres Ltd. 4,921 27,800
Asahi India Glass Ltd. 2,401 24,962
Balkrishna Industries Ltd. 1,242 31,897
Bharat Forge Ltd. 3,870 57,751
Bosch Ltd. 141 59,158
CALB Group Co. Ltd., Class H*(b) 10,000 43,025
Ceat Ltd. 799 36,297
Cheng Shin Rubber Industry Co. Ltd. 35,000 36,320
CIE Automotive India Ltd. 1,715 8,350
Cub Elecparts, Inc. 3,269 10,794
Depo Auto Parts Ind Co. Ltd. 4,200 18,649
DN Automotive Corp. 8,145 133,201
EGE Endustri ve Ticaret A/S 92 17,892
Endurance Technologies Ltd.(b) 350 11,192
Exide Industries Ltd. 8,016 34,485
Fras-Le SA 4,700 20,030
Fuyao Glass Industry Group Co. Ltd.,
Class A 600 5,693
Fuyao Glass Industry Group Co. Ltd.,
Class H(b) 10,400 92,797
Hankook & Co. Co Ltd. 8,280 136,862
Hankook Tire & Technology Co. Ltd. 1,350 43,918
Hanon Systems* 4,462 13,670
Hesai Group, ADR*(a) 1,104 26,198
HL Mando Co. Ltd. 1,045 28,275
Hota Industrial Manufacturing Co.
Ltd. 5,517 10,678
Hu Lane Associate, Inc. 2,737 11,708
Huayu Automotive Systems Co. Ltd.,
Class A 4,700 13,492
Hyundai Mobis Co. Ltd. 1,395 309,402
Hyundai Wia Corp. 6,030 248,014
JK Tyre & Industries Ltd. 50,265 244,640
Kenda Rubber Industrial Co. Ltd. 14,500 9,457
Kumho Tire Co., Inc.* 51,480 170,546
Minda Corp. Ltd. 3,724 23,648
Minieye Technology Co. Ltd., Class
H* 3,800 12,507
Minth Group Ltd. 12,000 53,174
Motherson Sumi Wiring India Ltd. 45,189 24,032
MRF Ltd. 47 83,396
Nan Kang Rubber Tire Co. Ltd. 12,321 14,509
Nexteer Automotive Group Ltd. 332,000 287,908
Ningbo Tuopu Group Co. Ltd., Class
A 2,465 25,567
Samvardhana Motherson
International Ltd. 57,173 67,876
Sebang Global Battery Co. Ltd. 2,070 94,728
Sensteed Hi-tech Group, Class A* 36,800 21,107

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)
125 FLEXSHARES ANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Automobile Components
(continued)
Shanghai Daimay Automotive Interior
Co. Ltd., Class A 13,800 $ 14,802
Shriram Pistons & Rings Ltd. 368 10,837
SL Corp. 460 11,736
Sona Blw Precision Forgings Ltd.(b) 3,174 16,903
Sri Trang Agro-Industry PCL, NVDR 252,000 92,742
Sundram Fasteners Ltd. 322 3,444
Superalloy Industrial Co. Ltd. 14,000 21,655
Tianneng Power International Ltd. 270,000 299,452
Tong Yang Industry Co. Ltd. 9,072 28,537
Tube Investments of India Ltd. 1,575 53,635
TVS Holdings Ltd. 150 25,642
TYC Brother Industrial Co. Ltd. 60,795 94,730
UNO Minda Ltd. 4,036 56,159
WeRide, Inc., ADR*(a) 5,310 56,658
ZF Commercial Vehicle Control
Systems India Ltd. 92 12,876
3,457,567
Automobiles -
2.0%
BAIC BluePark New Energy
Technology Co. Ltd., Class A* 5,000 5,869
Bajaj Auto Ltd. 1,035 103,679
Brilliance China Automotive Holdings
Ltd. 1,112,000 546,543
BYD Co. Ltd., Class A 6,800 96,349
BYD Co. Ltd., Class H 49,500 640,707
China Automotive Engineering
Research Institute Co. Ltd., Class
A 4,700 11,569
China Motor Corp. 7,000 13,275
Chongqing Changan Automobile Co.
Ltd., Class A 7,908 13,774
Chongqing Changan Automobile Co.
Ltd., Class B 18,990 11,044
DongFeng Automobile Co. Ltd.,
Class A 13,800 14,996
Eicher Motors Ltd. 2,295 181,152
Ford Otomotiv Sanayi A/S 12,282 28,991
Geely Automobile Holdings Ltd. 145,000 343,275
Great Wall Motor Co. Ltd., Class A 4,700 15,058
Great Wall Motor Co. Ltd., Class H 40,000 77,867
Guangzhou Automobile Group Co.
Ltd., Class A 4,100 4,507
Guangzhou Automobile Group Co.
Ltd., Class H(a) 14,000 5,872
Hero MotoCorp Ltd. 2,025 126,467
Hyundai Motor Co. 3,375 686,963
Hyundai Motor Co. (2nd Preference) 855 132,023
Hyundai Motor Co. (3rd Preference) 104 15,657
Hyundai Motor Co. (Preference) 598 91,080
Hyundai Motor India Ltd. 1,426 39,175
KG Mobility Co.* 26,730 71,574
Kia Corp. 5,805 488,520
Li Auto, Inc., Class A*(a) 15,900 163,149
Investments Shares Value
Automobiles
(continued)
Lotus Technology, Inc., ADR* 4,646 $ 7,434
Mahindra & Mahindra Ltd. 13,545 532,088
Maruti Suzuki India Ltd. 1,800 328,201
NIO, Inc., Class A* 17,420 122,376
Ola Electric Mobility Ltd.* 18,584 10,497
SAIC Motor Corp. Ltd., Class A 11,800 27,587
Sanyang Motor Co. Ltd. 21,700 42,636
Seres Group Co. Ltd., Class A 2,200 47,996
Tata Motors Passenger Vehicles Ltd. 47,835 220,931
TVS Motor Co. Ltd. 3,330 131,619
XPeng, Inc., Class A*(a) 18,000 201,951
Yadea Group Holdings Ltd.(a)(b) 12,000 18,759
Yulon Motor Co. Ltd. 18,120 19,393
ZEEKR Intelligent Technology
Holding Ltd., ADR* 1,012 28,872
Zhejiang Leapmotor Technology Co.
Ltd., Class H*(b) 9,200 69,010
5,738,485
Banks -
13.0%
Absa Group Ltd. 18,675 208,854
Abu Dhabi Commercial Bank PJSC 69,930 274,545
Abu Dhabi Islamic Bank PJSC 22,275 128,085
AFFIN Bank Bhd.* 7,554 4,131
Agricultural Bank of China Ltd., Class
A 270,000 302,134
Agricultural Bank of China Ltd., Class
H 675,000 514,140
Ahli Bank QSC 29,516 29,265
Ajman Bank PJSC 59,432 23,624
Akbank TAS 66,870 96,692
Al Ahli Bank of Kuwait KSCP 13,993 13,084
Al Rajhi Bank 27,045 762,278
Al Rayan Bank 81,180 52,151
Alinma Bank 18,135 125,247
Alliance Bank Malaysia Bhd. 30,847 32,409
Alpha Bank SA 51,885 203,611
AMMB Holdings Bhd. 58,500 79,620
Arab National Bank 20,835 134,672
AU Small Finance Bank Ltd.(b) 6,746 66,711
Axis Bank Ltd. 31,680 439,952
Banco BBVA Peru SA 123,118 53,679
Banco Bradesco SA 33,000 94,800
Banco Bradesco SA (Preference) 126,000 424,902
Banco de Bogota SA 1,363 13,451
Banco de Chile 1,039,635 182,522
Banco de Credito e Inversiones SA 2,340 120,332
Banco del Bajio SA(b) 13,800 35,386
Banco do Brasil SA 40,500 164,703
Banco do Estado do Rio Grande do
Sul SA (Preference), Class B 76,500 195,187
Banco Itau Chile SA 1,943 35,314
Banco Santander Brasil SA 9,000 52,043
Banco Santander Chile 1,477,350 106,893
Bandhan Bank Ltd.(b) 11,877 20,947
Bangkok Bank PCL, NVDR 13,500 66,174

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 126
Investments Shares Value
COMMON STOCKS (continued)
Banks
(continued)
Bank AlBilad 11,610 $ 91,824
Bank Al-Jazira* 8,970 30,210
Bank Central Asia Tbk. PT 738,000 378,319
Bank Islam Malaysia Bhd. 44,100 23,166
Bank Jago Tbk. PT* 133,400 17,567
Bank Mandiri Persero Tbk. PT 846,080 240,138
Bank Negara Indonesia Persero Tbk.
PT 315,000 82,965
Bank OCBC Nisp Tbk. PT 1,255,500 103,807
Bank of Baroda 27,539 86,366
Bank of Beijing Co. Ltd., Class A 50,900 39,999
Bank of Changsha Co. Ltd., Class A 9,400 12,646
Bank of Chengdu Co. Ltd., Class A 10,600 25,049
Bank of China Ltd., Class H 1,845,000 1,044,492
Bank of Chongqing Co. Ltd., Class A 10,000 15,000
Bank of Chongqing Co. Ltd., Class H 23,000 23,763
Bank of Communications Co. Ltd.,
Class A 44,600 45,018
Bank of Communications Co. Ltd.,
Class H 186,000 165,127
Bank of Hangzhou Co. Ltd., Class A 14,100 31,120
Bank of India 21,338 33,623
Bank of Jiangsu Co. Ltd., Class A 40,180 60,891
Bank of Lanzhou Co. Ltd., Class A 32,200 10,864
Bank of Maharashtra 28,294 18,815
Bank of Nanjing Co. Ltd., Class A 26,000 41,339
Bank of Ningbo Co. Ltd., Class A 11,950 47,609
Bank of Shanghai Co. Ltd., Class A 16,800 22,413
Bank of the Philippine Islands 53,550 95,908
Bank of Xi'an Co. Ltd., Class A 4,900 2,680
Bank Pan Indonesia Tbk. PT 150,400 9,315
Bank Rakyat Indonesia Persero Tbk.
PT 1,467,000 351,092
Banque Saudi Fransi 25,695 122,166
BDO Unibank, Inc. 53,474 121,305
BNK Financial Group, Inc. 7,695 74,587
BOC Hong Kong Holdings Ltd. 87,500 429,833
Boubyan Bank KSCP 16,463 38,402
Burgan Bank SAK 34,732 26,704
Canara Bank 44,720 69,011
Capitec Bank Holdings Ltd.(a) 1,350 298,513
Central Bank of India Ltd. 22,724 10,106
Chang Hwa Commercial Bank Ltd. 166,705 107,373
China Banking Corp. 27,990 24,304
China CITIC Bank Corp. Ltd., Class A 23,700 25,788
China CITIC Bank Corp. Ltd., Class
H 180,000 171,612
China Construction Bank Corp.,
Class A 37,000 47,489
China Construction Bank Corp.,
Class H 2,295,000 2,273,681
China Everbright Bank Co. Ltd.,
Class A 64,400 30,238
China Everbright Bank Co. Ltd.,
Class H 53,000 21,753
Investments Shares Value
Banks
(continued)
China Merchants Bank Co. Ltd.,
Class A 36,000 $ 206,939
China Merchants Bank Co. Ltd.,
Class H 90,500 566,367
China Minsheng Banking Corp. Ltd.,
Class A 47,400 26,054
China Minsheng Banking Corp. Ltd.,
Class H 157,500 80,653
China Zheshang Bank Co. Ltd.,
Class A 14,100 5,927
China Zheshang Bank Co. Ltd.,
Class H 60,900 19,824
Chongqing Rural Commercial Bank
Co. Ltd., Class A 18,800 18,289
Chongqing Rural Commercial Bank
Co. Ltd., Class H 46,000 37,819
CIMB Group Holdings Bhd. 202,640 353,217
City Union Bank Ltd. 14,904 38,392
CNPC Capital Co. Ltd., Class A 14,700 21,637
Commercial Bank PSQC (The) 70,290 79,923
Commercial International Bank -
Egypt (CIB) 54,538 121,787
Commercial International Bank -
Egypt (CIB) (Registered), GDR(b) 400 854
Credicorp Ltd. 1,530 399,330
Credit Bank of Moscow PJSC*‡ 229,590 —
CTBC Financial Holding Co. Ltd. 454,302 618,475
Doha Bank QPSC 880,155 606,753
Dubai Islamic Bank PJSC 67,860 175,518
Dukhan Bank 24,440 23,339
E.Sun Financial Holding Co. Ltd. 228,479 221,114
Emirates NBD Bank PJSC 58,950 450,999
Equitas Small Finance Bank Ltd.*(b) 210,015 134,827
Eurobank Ergasias Services and
Holdings SA 61,335 230,856
Faisal Islamic Bank of Egypt 242,912 207,175
Far Eastern International Bank 121,884 50,156
Federal Bank Ltd. 29,970 79,882
First Abu Dhabi Bank PJSC 105,478 500,834
First Financial Holding Co. Ltd. 174,846 162,384
Grupo Aval Acciones y Valores SA
(Preference) 106,455 21,426
Grupo Cibest SA 5,400 87,422
Grupo Cibest SA (Preference) 9,585 139,780
Grupo Financiero Banorte SAB de
CV, Class O 67,170 633,085
Grupo Financiero Inbursa SAB de
CV, Class O 57,850 140,700
Gulf Bank KSCP 36,765 42,041
Haci Omer Sabanci Holding A/S 28,035 54,373
Hana Financial Group, Inc. 6,750 405,071
HDFC Bank Ltd. 155,880 1,733,673
Hong Leong Bank Bhd. 18,000 88,367
Hong Leong Financial Group Bhd. 4,900 19,773
Housing & Development Bank 46,080 81,537
Hua Nan Financial Holdings Co. Ltd. 141,918 134,804
Huaxia Bank Co. Ltd., Class A 36,000 34,465

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)
127 FLEXSHARES ANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Banks
(continued)
Huishang Bank Corp. Ltd., Class H 360,000 $ 154,705
ICICI Bank Ltd. 72,270 1,095,229
IDFC First Bank Ltd. 78,615 72,415
iM Financial Group Co. Ltd. 5,220 48,472
Indian Bank 6,963 67,354
IndusInd Bank Ltd.* 12,150 108,783
Industrial & Commercial Bank of
China Ltd., Class A 193,500 211,633
Industrial & Commercial Bank of
China Ltd., Class H 1,755,000 1,359,345
Industrial Bank Co. Ltd., Class A 36,000 102,381
Industrial Bank of Korea 5,670 76,927
Intercorp Financial Services, Inc.(b) 1,018 43,774
Itau Unibanco Holding SA
(Preference) 124,320 910,500
Itausa SA 21,889 47,069
Itausa SA (Preference) 146,595 317,137
Jammu & Kashmir Bank Ltd. (The) 161,325 192,871
JB Financial Group Co. Ltd. 3,228 50,864
Jiangsu Changshu Rural Commercial
Bank Co. Ltd., Class A 8,107 8,035
KakaoBank Corp. 4,590 74,580
Karur Vysya Bank Ltd. (The) 15,066 41,267
Kasikornbank PCL, NVDR 27,000 155,729
KB Financial Group, Inc. 8,730 714,454
Kiatnakin Phatra Bank PCL, NVDR 5,100 10,370
Komercni Banka A/S 1,980 101,507
Kotak Mahindra Bank Ltd. 15,210 360,189
Krung Thai Bank PCL, NVDR 94,500 79,639
Kuwait Finance House KSCP 186,480 487,843
Kuwait International Bank KSCP 29,532 25,688
Malayan Banking Bhd. 175,500 413,607
Mashreqbank PSC 552 35,994
MBSB Bhd. 119,900 20,756
Mega Financial Holding Co. Ltd. 168,964 222,054
Metropolitan Bank & Trust Co. 33,750 39,571
Moneta Money Bank A/S(b) 9,000 76,316
National Bank of Greece SA 18,585 273,391
National Bank of Kuwait SAKP 120,725 412,970
National Bank of Ras Al-Khaimah
PSC (The) 12,282 25,915
Nedbank Group Ltd. 9,990 136,116
O-Bank Co. Ltd. 675,000 198,717
Optima bank SA 5,940 55,122
OTP Bank Nyrt. 5,085 485,630
Philippine National Bank 219,600 192,546
Ping An Bank Co. Ltd., Class A 30,000 47,741
Piraeus Financial Holdings SA 16,245 126,975
Postal Savings Bank of China Co.
Ltd., Class A 175,500 141,863
Postal Savings Bank of China Co.
Ltd., Class H(a)(b) 225,000 158,642
Public Bank Bhd. 346,500 349,148
Punjab National Bank 45,360 62,794
Qatar International Islamic Bank QSC 19,935 60,938
Investments Shares Value
Banks
(continued)
Qatar Islamic Bank QPSC 44,235 $ 297,411
Qatar National Bank QPSC 106,155 539,084
RBL Bank Ltd.(b) 164,655 605,322
Regional SAB de CV 5,000 37,277
RHB Bank Bhd. 96,651 156,239
Riyad Bank 33,435 242,327
Saudi Awwal Bank 21,960 189,493
Saudi Investment Bank (The) 16,147 59,203
Saudi National Bank (The) 66,825 710,633
Sberbank of Russia PJSC*‡ 369,050 —
Sberbank of Russia PJSC
(Preference)*‡ 39,708 —
SCB X PCL, NVDR 18,000 72,924
Shanghai Commercial & Savings
Bank Ltd. (The) 106,475 137,159
Shanghai Pudong Development
Bank Co. Ltd., Class A 45,000 72,687
Shanghai Rural Commercial Bank
Co. Ltd., Class A 20,000 23,983
Sharjah Islamic Bank 463,365 372,160
Shinhan Financial Group Co. Ltd. 10,665 548,689
SinoPac Financial Holdings Co. Ltd. 359,816 300,227
Standard Bank Group Ltd. 30,330 445,452
State Bank of India 42,570 449,336
Taichung Commercial Bank Co. Ltd. 61,355 42,712
Taiwan Business Bank 82,188 41,039
Taiwan Cooperative Financial
Holding Co. Ltd. 151,738 117,230
Thanachart Capital PCL, NVDR 19,300 30,441
Tisco Financial Group PCL, NVDR 9,400 31,251
TMBThanachart Bank PCL, NVDR 1,093,600 62,569
TS Financial Holding Co. Ltd. 583,997 355,250
Turkiye Garanti Bankasi A/S 12,465 39,902
Turkiye Is Bankasi A/S, Class B 1 12,866
Turkiye Is Bankasi A/S, Class C 171,405 51,567
Turkiye Vakiflar Bankasi TAO, Class
D* 26,299 15,299
Ujjivan Small Finance Bank Ltd.*(b) 168,210 98,230
Union Bank of India Ltd. 40,950 68,581
Union Bank of Taiwan 60,107 36,270
Union Bank of the Philippines 18,400 9,020
VTB Bank PJSC*‡ 27,302 —
Warba Bank KSCP* 54,990 51,774
Woori Financial Group, Inc. 15,570 277,577
Yapi ve Kredi Bankasi A/S* 72,958 58,300
Yes Bank Ltd.* 237,825 60,922
38,333,341
Beverages -
0.8%
Allied Blenders & Distillers Ltd. 2,024 15,095
Ambev SA 56,700 133,823
Anadolu Efes Biracilik ve Malt
Sanayii A/S, Class B 53,500 18,487
Anhui Gujing Distillery Co. Ltd., Class
A 600 13,580
Anhui Gujing Distillery Co. Ltd., Class
B 1,100 13,898

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 128
Investments Shares Value
COMMON STOCKS (continued)
Beverages
(continued)
Arca Continental SAB de CV 5,382 $ 52,203
Becle SAB de CV 9,200 11,292
Carabao Group PCL, NVDR 100 139
Carlsberg Brewery Malaysia Bhd. 4,600 18,145
China Foods Ltd. 270,000 144,168
China Resources Beer Holdings Co.
Ltd. 24,107 82,505
Chongqing Brewery Co. Ltd., Class A 1,800 13,588
Coca-Cola Femsa SAB de CV 8,200 70,651
Coca-Cola Icecek A/S 11,914 14,564
Eastroc Beverage Group Co. Ltd.,
Class A 780 30,703
Embotelladora Andina SA
(Preference), Class B 8,640 38,901
Emperador, Inc. 26,200 7,114
Fomento Economico Mexicano SAB
de CV(a) 26,916 254,281
Ginebra San Miguel, Inc. 24,300 115,451
Guangzhou Zhujiang Brewery Co.
Ltd., Class A 1,700 2,242
Hebei Hengshui Laobaigan Liquor
Co. Ltd., Class A 2,300 5,464
Heineken Malaysia Bhd. 500 2,543
Hey Song Corp. 15,000 18,225
Hite Jinro Co. Ltd. 11,790 155,821
Jiangsu Yanghe Distillery Co. Ltd.,
Class A 600 5,972
JiuGui Liquor Co. Ltd., Class A 500 4,470
Kweichow Moutai Co. Ltd., Class A 1,300 261,340
Lotte Chilsung Beverage Co. Ltd. 1,485 120,176
Luzhou Laojiao Co. Ltd., Class A 1,000 18,914
Nongfu Spring Co. Ltd., Class H(a)(b) 26,600 176,599
Osotspa PCL, NVDR 31,100 15,100
Radico Khaitan Ltd. 1,315 46,388
Sariguna Primatirta Tbk. PT 243,800 7,917
Shanxi Xinghuacun Fen Wine
Factory Co. Ltd., Class A 960 25,709
Tsingtao Brewery Co. Ltd., Class H 10,000 67,548
United Breweries Ltd. 1,379 27,921
United Spirits Ltd. 4,860 78,365
Varun Beverages Ltd. 18,205 96,315
Vina Concha y Toro SA 200,070 218,510
Wuliangye Yibin Co. Ltd., Class A 3,600 60,219
ZJLD Group, Inc.(a)(b) 7,000 7,854
2,472,200
Biotechnology -
0.7%
3SBio, Inc.(a)(b) 46,000 182,291
ABLBio, Inc.* 564 39,467
Akeso, Inc.*(a)(b) 7,000 102,133
Alteogen, Inc.* 585 200,577
Ascentage Pharma Group
International*(b) 4,500 38,503
BeOne Medicines Ltd., Class H* 10,700 255,791
Biocon Ltd. 4,294 17,999
Investments Shares Value
Biotechnology
(continued)
CanSino Biologics, Inc., Class H*(b) 800 $ 4,762
CARsgen Therapeutics Holdings
Ltd.*(a)(b) 9,000 19,083
Celltrion, Inc. 2,205 271,766
D&D PharmaTech, Inc.* 230 44,878
Dizal Jiangsu Pharmaceutical Co.
Ltd., Class A* 1,201 10,755
Duality Biotherapeutics, Inc.*(a) 400 16,160
Ever Supreme Bio Technology Co.
Ltd. 3,000 15,761
Everest Medicines Ltd.*(a)(b) 5,500 34,661
GI Innovation, Inc.* 2,119 22,458
Green Cross Corp. 138 12,563
Green Cross Holdings Corp. 2,024 22,389
HLB Therapeutics Co. Ltd.* 1,564 3,661
Hugel, Inc.* 102 18,757
InnoCare Pharma Ltd., Class H*(b) 20,000 36,669
Innovent Biologics, Inc.*(b) 19,500 218,278
Keymed Biosciences, Inc.*(b) 4,000 31,008
Medigen Vaccine Biologics Corp.* 11,148 12,801
Medytox, Inc. 184 15,523
Naturecell Co. Ltd.* 987 17,111
OliX Pharmaceuticals, Inc.* 414 34,433
Pacific Shuanglin Bio-pharmacy Co.
Ltd., Class A 1,510 3,341
PharmaEngine, Inc. 2,114 4,889
PharmaEssentia Corp. 5,326 86,281
PharmaResearch Co. Ltd. 96 36,453
Remegen Co. Ltd., Class A* 1,775 24,733
Remegen Co. Ltd., Class H*(a)(b) 3,000 34,739
Seegene, Inc. 1,624 28,838
Shanghai Junshi Biosciences Co.
Ltd., Class A* 1,629 9,245
Shanghai RAAS Blood Products Co.
Ltd., Class A 13,800 13,076
Sichuan Kelun-Biotech
Biopharmaceutical Co. Ltd., Class
H* 300 17,292
SK Bioscience Co. Ltd.* 368 13,095
SunMax Biotechnology Co. Ltd. 1,000 12,687
TaiMed Biologics, Inc.* 5,600 13,007
TYK Medicines, Inc., Class H* 5,000 9,856
Zai Lab Ltd.*(a) 13,900 35,947
2,043,717
Broadline Retail -
3.6%
Alibaba Group Holding Ltd. 247,500 5,257,488
Central Retail Corp. PCL, NVDR 18,275 11,586
Daya Intiguna Yasa Tbk. PT* 105,800 6,935
Easyhome New Retail Group Co.
Ltd., Class A* 14,400 5,850
El Puerto de Liverpool SAB de CV,
Class C1 5,200 25,387
Falabella SA 18,552 116,471
Far Eastern Department Stores Ltd. 21,120 14,874
Global Digital Niaga Tbk. PT* 473,800 10,770

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)
129 FLEXSHARES ANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Broadline Retail
(continued)
GoTo Gojek Tokopedia Tbk. PT,
Class A* 8,510,000 $ 30,704
Hyundai Department Store Co. Ltd. 4,860 275,619
JD.com, Inc., Class A 59,450 976,020
Lotte Shopping Co. Ltd. 230 10,509
Magazine Luiza SA 15,015 23,616
MINISO Group Holding Ltd.(a) 7,968 42,238
Mitra Adiperkasa Tbk. PT 3,070,288 238,164
momo.com, Inc. 1,891 14,364
Naspers Ltd., Class N 11,250 791,884
PDD Holdings, Inc., ADR* 17,775 2,397,314
Poya International Co. Ltd. 1,028 15,199
Shinsegae, Inc. 2,295 279,798
Vipshop Holdings Ltd., ADR 7,335 128,289
Vishal Mega Mart Ltd.* 7,958 12,971
Woolworths Holdings Ltd. 13,500 40,782
10,726,832
Building Products -
0.2%
Astral Ltd. 1,227 20,044
Blue Star Ltd. 2,337 51,004
China Lesso Group Holdings Ltd. 360,000 206,119
Kajaria Ceramics Ltd. 2,760 37,546
Kyung Dong Navien Co. Ltd. 2,250 111,493
Sung Kwang Bend Co. Ltd. 414 9,153
Taiwan Glass Industry Corp.* 38,314 34,898
Xinyi Glass Holdings Ltd.(a) 49,642 58,059
528,316
Capital Markets -
2.1%
360 ONE WAM Ltd. 4,412 53,712
Administradora de Fondos de
Pensiones Habitat SA 63,675 98,625
Anand Rathi Wealth Ltd. 1,503 52,290
Angel One Ltd. 552 15,498
Authum Investment & Infrastucture
Ltd. 506 16,576
B3 SA - Brasil Bolsa Balcao 72,000 169,265
Banco BTG Pactual SA 18,000 163,182
Bengal & Assam Co. Ltd. 1,620 141,873
Bolsa Mexicana de Valores SAB de
CV 22,554 43,111
Boursa Kuwait Securities Co. KPSC 1,296 16,977
Bursa Malaysia Bhd. 4,900 9,582
Caitong Securities Co. Ltd., Class A 2,820 3,409
Capital Securities Corp. 48,000 38,177
China Bills Finance Corp. 21,312 11,543
China Cinda Asset Management Co.
Ltd., Class H(a) 270,000 43,771
China CITIC Financial Asset
Management Co. Ltd., Class H*(b) 405,000 53,672
China Everbright Ltd.(a) 256,000 332,673
China Galaxy Securities Co. Ltd.,
Class A 5,200 12,851
Investments Shares Value
Capital Markets
(continued)
China Galaxy Securities Co. Ltd.,
Class H 42,000 $ 60,415
China International Capital Corp.
Ltd., Class H(b) 18,800 51,135
China Merchants Securities Co. Ltd.,
Class A 11,820 28,796
China Merchants Securities Co. Ltd.,
Class H(b) 7,200 14,442
Choice International Ltd.* 799 7,530
CITIC Securities Co. Ltd., Class A 13,500 55,758
CITIC Securities Co. Ltd., Class H(a) 22,500 85,632
Coronation Fund Managers Ltd. 128,115 364,258
CRISIL Ltd. 384 21,322
CSC Financial Co. Ltd., Class A 4,900 18,041
CSC Financial Co. Ltd., Class H(b) 315,000 533,768
Daishin Securities Co. Ltd. 10,620 216,910
Daishin Securities Co. Ltd.
(Preference) 7,515 112,613
Daou Technology, Inc. 8,955 245,127
Derayah Financial Co.(b) 3,910 30,278
Dubai Financial Market PJSC 26,726 11,206
EFG Holding S.A.E.* 430,472 256,515
Egypt Kuwait Holding Co. SAE 284,844 190,514
Everbright Securities Co. Ltd., Class
A 4,700 12,296
Founder Securities Co. Ltd., Class A 3,000 3,471
GF Securities Co. Ltd., Class A 14,100 44,738
GF Securities Co. Ltd., Class H(a) 27,600 66,655
Guangzhou Yuexiu Capital Holdings
Group Co. Ltd., Class A 13,800 15,695
Guolian Minsheng Securities Co.
Ltd., Class A 9,200 14,240
Guosen Securities Co. Ltd., Class A 14,600 28,817
Guotai Haitong Securities Co. Ltd. 14,314 38,998
Guotai Haitong Securities Co. Ltd.,
Class H(b) 40,951 78,401
Guotai Junan International Holdings
Ltd. 90,000 44,119
Hanwha Investment & Securities Co.
Ltd.* 41,760 156,811
HDFC Asset Management Co. Ltd.(b) 1,440 87,255
Huatai Securities Co. Ltd., Class A 9,500 29,007
Huatai Securities Co. Ltd., Class H(b) 36,000 90,507
IBF Financial Holdings Co. Ltd. 59,424 29,479
Indian Energy Exchange Ltd.(b) 15,730 24,641
Industrial Securities Co. Ltd., Class A 12,250 11,848
International Financial Advisors KSC* 22,455 35,846
Investcorp Capital plc 267,570 112,916
Investec Ltd. 4,653 35,009
Is Yatirim Menkul Degerler A/S 14,639 15,305
JM Financial Ltd. 12,972 23,968
JSE Ltd. 30,960 251,717
Kfin Technologies Ltd. 1,718 21,252
KIWOOM Securities Co. Ltd. 292 60,870
Korea Investment Holdings Co. Ltd. 990 126,673
Maharashtra Scooters Ltd. 92 15,658

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 130
Investments Shares Value
COMMON STOCKS (continued)
Capital Markets
(continued)
Mirae Asset Securities Co. Ltd. 5,379 $ 99,293
Mirae Asset Securities Co. Ltd.
(Preference) 1,702 12,961
Moscow Exchange MICEX-RTS
PJSC*‡ 29,911 —
Motilal Oswal Financial Services Ltd. 2,350 25,890
Multi Commodity Exchange of India
Ltd. 472 49,148
NH Investment & Securities Co. Ltd. 3,870 55,276
Nippon Life India Asset Management
Ltd.(b) 2,736 26,962
Norte Grande SA* 13,343,091 112,986
Nuvama Wealth Management Ltd. 138 11,025
Orient Securities Co. Ltd., Class A 12,032 18,420
Orient Securities Co. Ltd., Class H(a)
(b) 20,400 19,056
Pihsiang Machinery Manufacturing
Co. Ltd.*‡ 5,000 —
Polaris Bay Group Co. Ltd., Class A* 13,800 14,278
President Securities Corp. 37,895 29,215
Prudent Corporate Advisory Services
Ltd. 322 9,270
PSG Financial Services Ltd. 25,484 36,243
Reinet Investments SCA 3,330 106,531
Samsung Securities Co. Ltd. 1,620 87,893
Saudi Tadawul Group Holding Co. 368 19,528
Shenwan Hongyuan Group Co. Ltd.,
Class A 19,700 15,149
Shenwan Hongyuan Group Co. Ltd.,
Class H(a)(b) 40,800 17,953
Shinyoung Securities Co. Ltd. 1,665 169,334
Sociedad de Inversiones Oro Blanco
SA* 17,326,257 114,072
SPIC Industry-Finance Holdings Co.
Ltd., Class A 10,000 9,278
Tata Investment Corp. Ltd. 2,400 21,602
Tera Yatirim Menkul Degerler A/S* 6,133 31,578
UTI Asset Management Co. Ltd. 1,840 25,860
Verusa Holding A/S 1,702 11,243
Xiangcai Co. Ltd., Class A* 4,900 8,879
Yuanta Futures Co. Ltd. 30,100 88,123
Zhejiang Orient Financial Holdings
Group Co. Ltd., Class A 13,800 13,890
6,318,175
Chemicals -
3.0%
Aarti Industries Ltd. 6,716 28,745
Abou Kir Fertilizers & Chemical
Industries 16,514 16,989
ADAMA Ltd., Class A* 14,100 12,726
Advanced Petrochemical Co.* 2,346 23,647
AECI Ltd. 40,860 210,966
Akzo Nobel India Ltd. 398 14,534
Alkyl Amines Chemicals 220 4,610
Allied Supreme Corp. 3,217 25,953
Investments Shares Value
Chemicals
(continued)
Alpek SAB de CV, Class A*(a) 120,956 $ 61,288
Asian Paints Ltd. 9,765 276,193
Atul Ltd. 126 8,179
Avia Avian Tbk. PT 579,600 14,429
Barito Pacific Tbk. PT* 413,599 85,804
BASF India Ltd. 184 9,145
Bayer CropScience Ltd. 47 2,586
Berger Paints India Ltd. 4,632 28,286
Boubyan Petrochemicals Co. KSCP 7,344 14,666
Braskem SA (Preference), Class A* 9,200 11,549
Carborundum Universal Ltd. 2,499 25,350
Castrol India Ltd. 9,900 21,748
Cathay Biotech, Inc., Class A 1,518 10,841
Chambal Fertilisers and Chemicals
Ltd. 4,968 26,910
Chandra Asri Pacific Tbk. PT 130,500 54,538
China Hainan Rubber Industry Group
Co. Ltd., Class A 9,600 7,612
China Lumena New Materials
Corp.*‡ 22,200 —
China Petrochemical Development
Corp.* 92,000 22,475
China Steel Chemical Corp. 9,434 24,981
Clean Science & Technology Ltd. 658 7,478
Coromandel International Ltd. 1,818 43,511
Cosmochemical Co. Ltd.* 1,012 13,702
Daxin Materials Corp. 1,221 15,153
Deepak Fertilisers & Petrochemicals
Corp. Ltd. 2,295 38,562
Deepak Nitrite Ltd. 552 10,748
DL Holdings Co. Ltd. 4,140 113,180
Do-Fluoride New Materials Co. Ltd.,
Class A 9,200 36,731
Dongjin Semichem Co. Ltd. 11,475 344,713
Dongsung Finetec Co. Ltd. 506 11,276
Dongyue Group Ltd.(a) 33,000 42,501
EID Parry India Ltd.* 40,275 486,542
Eternal Materials Co. Ltd. 24,850 33,022
Fine Organic Industries Ltd. 343 17,145
Finolex Industries Ltd. 7,955 16,848
Formosa Chemicals & Fibre Corp. 50,209 47,692
Formosa Plastics Corp. 55,985 69,387
Fufeng Group Ltd.(a) 45,000 46,550
Ganfeng Lithium Group Co. Ltd.,
Class A 4,600 44,633
Garware Hi-Tech Films Ltd. 368 14,144
Grand Pacific Petrochemical* 332,500 111,407
Guangzhou Tinci Materials
Technology Co. Ltd., Class A 4,600 25,783
Gubre Fabrikalari TAS* 1,794 13,504
Gujarat Fluorochemicals Ltd. 715 30,152
Hangjin Technology Co. Ltd., Class
A* 4,700 14,239
Hansol Chemical Co. Ltd. 3,150 514,038
Hanwha Solutions Corp. 1,935 41,559

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)
131 FLEXSHARES ANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Chemicals
(continued)
Haohua Chemical Science &
Technology Co. Ltd., Class A 4,600 $ 20,519
Hektas Ticaret TAS* 98,164 8,334
Hengli Petrochemical Co. Ltd., Class
A 14,100 35,580
Hengyi Petrochemical Co. Ltd., Class
A 13,800 12,998
Hextar Global Bhd. 69,000 14,910
Himadri Speciality Chemical Ltd. 5,505 29,906
HS Hyosung Advanced Materials
Corp. 855 111,139
Huabao International Holdings Ltd. 17,000 7,874
Huafon Chemical Co. Ltd., Class A 14,400 18,158
Hyosung TNC Corp. 810 118,252
Indorama Ventures PCL, NVDR 47,500 28,058
Inner Mongolia Berun Chemical Co.
Ltd., Class A 18,400 17,486
Inner Mongolia Junzheng Energy &
Chemical Industry Group Co. Ltd.,
Class A 23,500 17,080
ISU Specialty Chemical* 799 31,068
Jiangsu Eastern Shenghong Co. Ltd.,
Class A* 6,300 8,192
Jinan Acetate Chemical Co. Ltd. 16,090 31,614
Jubilant Ingrevia Ltd. 2,701 20,993
KCC Corp. 59 18,200
Kingfa Sci & Tech Co. Ltd., Class A 9,400 26,680
Kolon Industries, Inc. 7,020 175,408
KuibyshevAzot PJSC*‡ 9,900 —
Kumho Petrochemical Co. Ltd. 423 34,440
LB Group Co. Ltd., Class A 4,600 11,905
LG Chem Ltd. 1,035 288,761
LG Chem Ltd. (Preference) 230 31,834
Linde India Ltd. 282 19,103
Lotte Chemical Corp. 517 25,655
LOTTE Fine Chemical Co. Ltd. 4,995 159,868
Luxi Chemical Group Co. Ltd., Class
A 1,800 3,411
Meihua Holdings Group Co. Ltd.,
Class A 10,900 17,116
Mesaieed Petrochemical Holding Co. 108,810 37,356
Misr Fertilizers Production Co. SAE 19,988 12,461
Miwon Commercial Co. Ltd. 50 5,306
Nan Pao Resins Chemical Co. Ltd. 2,000 23,909
Nan Ya Plastics Corp. 65,056 87,825
Nantex Industry Co. Ltd. 9,120 6,616
National Industrialization Co.* 12,834 39,561
Navin Fluorine International Ltd. 675 43,246
Ningbo Shanshan Co. Ltd., Class A* 14,100 27,255
Ningxia Baofeng Energy Group Co.
Ltd., Class A 5,900 15,294
Nizhnekamskneftekhim PJSC*‡ 28,600 —
Nizhnekamskneftekhim PJSC
(Preference)*‡ 26,400 —
OCI Holdings Co. Ltd. 5,445 436,441
Investments Shares Value
Chemicals
(continued)
Omnia Holdings Ltd. 59,175 $ 260,121
Orbia Advance Corp. SAB de CV(a) 306,054 278,643
Organichesky Sintez PJSC*‡ 11,550 —
Paradeep Phosphates Ltd.(b) 9,108 17,073
PCBL Chemical Ltd. 6,996 28,537
Petkim Petrokimya Holding A/S* 41,124 16,793
Petronas Chemicals Group Bhd. 50,200 46,748
PhosAgro PJSC*‡ 1,540 —
PI Industries Ltd. 1,139 45,901
Pidilite Industries Ltd. 7,740 125,955
PTT Global Chemical PCL, NVDR 48,700 38,029
Qinghai Salt Lake Industry Co. Ltd.,
Class A* 6,500 22,661
Rongsheng Petrochemical Co. Ltd.,
Class A 14,600 20,915
SABIC Agri-Nutrients Co. 3,600 117,691
Sahara International Petrochemical
Co. 2,438 12,287
San Fang Chemical Industry Co. Ltd. 71,000 71,483
Sasa Polyester Sanayi A/S* 292,928 21,387
Sasol Ltd.* 14,085 87,521
Satellite Chemical Co. Ltd., Class A 4,662 11,738
Saudi Aramco Base Oil Co. 736 18,929
Saudi Basic Industries Corp. 11,790 191,933
Saudi Industrial Investment Group 4,876 21,193
Saudi Kayan Petrochemical Co.* 19,228 30,251
Scientex Bhd. 24,900 20,155
Shandong Hualu Hengsheng
Chemical Co. Ltd., Class A 6,110 22,049
Shanghai Chlor-Alkali Chemical Co.
Ltd., Class B 10,000 6,680
Shanghai Putailai New Energy
Technology Co. Ltd., Class A 4,060 16,683
Shinkong Synthetic Fibers Corp. 581,300 252,443
Sichuan Hebang Biotechnology Co.
Ltd., Class A* 41,400 12,688
Sichuan Yahua Industrial Group Co.
Ltd., Class A 3,600 10,279
Sinofert Holdings Ltd. 1,080,000 211,214
Sinon Corp. 20,590 28,566
SK Chemicals Co. Ltd. 598 26,526
SKC Co. Ltd.* 200 17,926
Sociedad Quimica y Minera de Chile
SA (Preference), Class B* 1,980 95,450
Solar Applied Materials Technology
Corp. 12,078 23,299
Solar Industries India Ltd. 365 57,062
Soulbrain Co. Ltd. 1,665 330,721
SRF Ltd. 1,935 63,878
Sudarshan Chemical Industries Ltd. 782 10,129
Sumitomo Chemical India Ltd. 2,585 14,624
Supreme Industries Ltd. 1,018 43,720
Taiwan Fertilizer Co. Ltd. 16,360 25,625
Taiwan Speciality Chemicals Corp. 2,000 22,055
Tata Chemicals Ltd. 2,679 26,879
Tianqi Lithium Corp., Class A* 800 6,006

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 132
Investments Shares Value
COMMON STOCKS (continued)
Chemicals
(continued)
Tinergy Chemical Co. Ltd., Class A 7,975 $ 6,256
TKG Huchems Co. Ltd. 5,490 68,897
TOA Paint Thailand PCL, NVDR 185,900 74,164
Tongkun Group Co. Ltd., Class A 9,200 18,391
Transfar Zhilian Co. Ltd., Class A 18,800 16,492
TSRC Corp. 26,350 12,857
Unipar Carbocloro SA (Preference),
Class B 21,300 280,828
UPL Ltd. 8,730 70,817
Wanhua Chemical Group Co. Ltd.,
Class A 4,900 43,142
Yanbu National Petrochemical Co. 2,350 21,619
Yung Chi Paint & Varnish
Manufacturing Co. Ltd. 7,295 17,798
Zhejiang Longsheng Group Co. Ltd.,
Class A 9,600 14,211
Zhejiang NHU Co. Ltd., Class A 4,800 16,397
8,821,077
Commercial Services & Supplies -
0.1%
Catrion Catering Holding Co. 624 16,090
China Everbright Environment Group
Ltd. 94,000 58,174
China Southern Power Grid Energy
Efficiency&Clean Energy Co. Ltd.,
Class A 23,500 16,287
Cleanaway Co. Ltd. 1,000 7,856
Doms Industries Ltd. 368 10,663
Dynagreen Environmental Protection
Group Co. Ltd., Class H(b) 18,000 12,645
Eternal Asia Supply Chain
Management Ltd., Class A 18,400 13,166
Frontken Corp. Bhd. 28,200 30,436
GPS Participacoes e
Empreendimentos SA(c) 9,600 33,907
Indian Railway Catering & Tourism
Corp. Ltd. 4,635 37,526
KEPCO Plant Service & Engineering
Co. Ltd. 460 16,369
L&K Engineering Co. Ltd. 2,508 39,038
Parkin Co. PJSC 14,922 22,507
S-1 Corp. 347 18,266
Taiwan Secom Co. Ltd. 3,165 11,119
Taiwan Shin Kong Security Co. Ltd. 5,520 7,308
Tuhu Car, Inc., Class A*(a)(b) 14,500 32,984
384,341
Communications Equipment -
0.3%
Accton Technology Corp. 7,934 278,739
Arcadyan Technology Corp. 2,832 18,563
Astra Microwave Products Ltd. 966 11,342
BYD Electronic International Co. Ltd.
(a) 21,500 101,079
EZconn Corp. 2,000 61,091
Investments Shares Value
Communications Equipment
(continued)
Fiberhome Telecommunication
Technologies Co. Ltd., Class A 4,600 $ 15,720
FOCI Fiber Optic Communications,
Inc.* 2,000 23,389
Glarun Technology Co. Ltd., Class A 1,800 7,227
Hengtong Optic-electric Co. Ltd.,
Class A 4,700 14,774
Intelbras SA Industria de
Telecomunicacao Eletronica
Brasileira 36,000 79,953
LuxNet Corp. 3,840 25,483
Seojin System Co. Ltd.* 11,880 226,385
Sercomm Corp. 6,960 22,437
Tejas Networks Ltd.(b) 3,128 18,799
WNC Corp. 9,572 39,078
ZTE Corp., Class A 3,100 18,940
ZTE Corp., Class H(a) 10,400 44,023
1,007,022
Construction & Engineering -
1.5%
Acter Group Corp. Ltd. 2,810 70,385
Afcons Infrastructure Ltd. 1,978 9,983
BES Engineering Corp.* 50,496 25,214
CCCC Design & Consulting Group
Co. Ltd., Class A 9,400 10,136
Cemindia Projects Ltd. 2,070 18,894
Central New Energy Holding Group
Ltd.* 15,000 18,296
CH Karnchang PCL, NVDR 900 426
China Communications Services
Corp. Ltd., Class H 926,000 555,204
China Conch Venture Holdings Ltd. 45,000 56,277
China Energy Engineering Corp. Ltd.,
Class A 23,600 7,996
China Energy Engineering Corp. Ltd.,
Class H(a) 104,000 15,522
China Railway Group Ltd., Class A 44,300 35,000
China Railway Group Ltd., Class H(a) 74,000 37,513
Continental Holdings Corp. 177,285 124,857
CTCI Corp. 271,467 269,339
DA CIN Construction Co. Ltd. 76,597 163,455
Daewoo Engineering & Construction
Co. Ltd.* 66,915 176,123
DL E&C Co. Ltd. 1,012 30,330
Engineers India Ltd. 9,696 22,083
Enka Insaat ve Sanayi A/S 17,350 32,061
Estithmar Holding QPSC* 29,093 32,769
G R Infraprojects Ltd. 1,392 18,293
Gamuda Bhd. 78,500 94,470
GEK Terna SA 1,470 39,329
Girsim Elektrik Sanayi Taahut ve
Ticaret A/S* 53,370 59,910
GMR Power and Urban Infra Ltd.* 92,655 122,369
GS Engineering & Construction Corp. 1,426 18,706
Guangdong Construction
Engineering Group Co. Ltd., Class
A 27,900 15,022

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)
133 FLEXSHARES ANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Construction & Engineering
(continued)
HDC Holdings Co. Ltd. 9,225 $ 119,201
HDC Hyundai Development Co-
Engineering & Construction, Class
E 13,590 183,903
Hyundai Engineering & Construction
Co. Ltd. 1,736 85,658
IJM Corp. Bhd. 37,600 22,266
IRB Infrastructure Developers Ltd. 39,439 19,899
IRCON International Ltd.(b) 7,912 15,118
Kalpataru Projects International Ltd. 2,050 29,014
KEC International Ltd. 2,064 19,013
Kelington Group Bhd. 13,800 18,090
KEPCO Engineering & Construction
Co., Inc. 235 16,857
Kerjaya Prospek Group Bhd. 130,500 86,938
Kuo Toong International Co. Ltd. 12,255 23,042
Larsen & Toubro Ltd. 9,090 412,756
Malaysian Resources Corp. Bhd. 96,600 10,380
Metallurgical Corp. of China Ltd.,
Class A 42,300 20,753
Metallurgical Corp. of China Ltd.,
Class H(a) 106,000 32,323
NBCC India Ltd. 21,225 28,072
NCC Ltd. 14,850 35,526
NMDC Group PJSC 3,404 22,168
Power Construction Corp. of China
Ltd., Class A 35,600 28,226
Power Mech Projects Ltd. 188 5,286
Praj Industries Ltd. 4,738 18,019
PSG Corp. PCL, NVDR* 85,945 8,293
Rail Vikas Nigam Ltd.(b) 8,864 32,831
Ral Yatirim Holding A/S* 3,588 16,913
Ruentex Engineering & Construction
Co. 3,108 16,935
Run Long Construction Co. Ltd. 14,889 18,405
Samsung E&A Co. Ltd. 4,230 77,044
Shaanxi Construction Engineering
Group Corp. Ltd., Class A 4,900 2,611
Shanghai Tunnel Engineering Co.
Ltd., Class A 14,100 13,082
Sichuan Road and Bridge Group Co.
Ltd., Class A 9,200 12,261
Sinoma International Engineering
Co., Class A 9,200 12,313
Sinopec Engineering Group Co. Ltd.,
Class H 540,000 508,582
Sunway Construction Group Bhd. 9,200 12,917
Taeyoung Engineering &
Construction Co. Ltd.* 5,382 5,934
Techno Electric & Engineering Co.
Ltd. 1,479 21,977
Tekfen Holding A/S* 6,026 12,067
United Integrated Services Co. Ltd. 2,550 71,504
Voltas Ltd. 2,790 43,485
Investments Shares Value
Construction & Engineering
(continued)
Waaree Renewable Technologies
Ltd. 1,242 $ 17,357
Waskita Karya Persero Tbk. PT*‡ 173,900 —
Wilson Bayly Holmes-Ovcon Ltd. 20,250 177,025
Yankey Engineering Co. Ltd. 2,277 34,072
4,448,078
Construction Materials -
1.1%
ACC Ltd. 1,141 24,183
Akcansa Cimento A/S 16,470 52,292
Ambuja Cements Ltd. 11,115 70,793
Anhui Conch Cement Co. Ltd., Class
A 5,100 16,626
Anhui Conch Cement Co. Ltd., Class
H(a) 27,500 81,875
Apex Investment Co. PSC* 10,350 10,849
Asia Cement Corp. 68,700 81,123
Baticim Bati Anadolu Cimento
Sanayii A/S* 161,092 16,819
BBMG Corp., Class A 50,600 12,235
BBMG Jidong Cement Group Co.
Ltd., Class A 4,700 3,185
Beijing Oriental Yuhong Waterproof
Technology Co. Ltd., Class A 9,200 16,684
Berkah Beton Sadaya Tbk. PT*‡ 425,000 81
Birla Corp. Ltd. 327 4,342
Cementos Argos SA 9,936 26,561
Cemex SAB de CV 326,688 332,473
China National Building Material Co.
Ltd., Class H 92,462 65,550
China Resources Building Materials
Technology Holdings Ltd. 810,000 176,128
Cimsa Cimento Sanayi ve Ticaret A/S 19,504 22,042
CSG Holding Co. Ltd., Class B 409,600 95,388
Dalmia Bharat Ltd. 1,564 36,942
EMSTEEL Building Materials PJSC* 28,060 9,015
GCC SAB de CV 2,953 28,397
Goldsun Building Materials Co. Ltd. 20,000 23,552
Grasim Industries Ltd. 5,355 174,438
Grupo Argos SA 8,378 37,760
Grupo Argos SA (Preference) 8,544 26,735
Hanil Cement Co. Ltd. 8,055 99,786
Huaxin Cement Co. Ltd., Class A 3,700 11,225
India Cements Ltd. (The)* 2,773 12,568
Indocement Tunggal Prakarsa Tbk.
PT 436,500 164,048
JK Cement Ltd. 530 37,100
JK Lakshmi Cement Ltd. 2,744 26,889
Konya Cimento Sanayii A/S* 92 11,246
Malayan Cement Bhd. 9,200 15,070
Nuh Cimento Sanayi A/S 2,068 12,000
Nuvoco Vistas Corp. Ltd.* 830 3,877
Oyak Cimento Fabrikalari A/S 17,222 8,708
Qassim Cement Co. (The) 2,714 30,540
Ramco Cements Ltd. (The) 2,289 26,932
Rhi Magnesita India Ltd. 393 2,111
Saudi Cement Co. 1,150 11,733

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 134
Investments Shares Value
COMMON STOCKS (continued)
Construction Materials
(continued)
Semen Indonesia Persero Tbk. PT 1,296,000 $ 215,091
Shree Cement Ltd. 225 71,755
Siam Cement PCL (The), NVDR 9,000 56,781
Star Cement Ltd. 7,008 20,281
TCC Group Holdings Co. Ltd. 90,000 64,702
TianShan Material Co. Ltd., Class A* 18,400 15,572
UltraTech Cement Ltd. 1,755 236,191
Universal Cement Corp. 180,926 182,450
Visne Madencilik Uretim Sanayi ve
Ticaret A/S* 920 2,906
West China Cement Ltd.(a) 720,000 275,134
Yamama Cement Co. 1,702 12,435
Yanbu Cement Co. 4,922 21,275
3,094,474
Consumer Finance -
0.7%
AEON Credit Service M Bhd. 67,500 84,778
Arzan Financial Group for Financing
& Investment KPSC 4,646 5,964
Bajaj Finance Ltd. 37,800 444,038
Bangkok Commercial Asset
Management PCL, NVDR 612,000 127,756
Cholamandalam Financial Holdings
Ltd. 1,738 37,446
Cholamandalam Investment and
Finance Co. Ltd. 5,895 112,679
CreditAccess Grameen Ltd.* 1,932 30,983
FinVolution Group, ADR(a) 52,380 320,042
Five-Star Business Finance Ltd. 1,974 14,515
Gentera SAB de CV 39,588 94,321
Hotai Finance Co. Ltd. 3,220 6,452
JMT Network Services PCL, NVDR 253,200 76,348
Krungthai Card PCL, NVDR 18,900 16,658
LexinFintech Holdings Ltd., ADR(a) 40,770 196,511
Lufax Holding Ltd.*‡ 18,800 23,345
Mahindra & Mahindra Financial
Services Ltd. 9,024 32,077
Manappuram Finance Ltd. 17,010 51,641
Muangthai Capital PCL, NVDR 200 250
Muthoot Finance Ltd. 1,404 50,274
Poonawalla Fincorp Ltd.* 5,720 31,048
RCE Capital Bhd. 55,200 14,235
Samsung Card Co. Ltd. 539 18,745
SBFC Finance Ltd.* 8,004 10,286
SBI Cards & Payment Services Ltd. 2,990 29,595
Shriram Finance Ltd. 18,495 156,029
Srisawad Corp. PCL, NVDR 4,280 3,739
Sundaram Finance Ltd. 1,485 76,859
United International Holding Co.* 368 16,819
Yixin Group Ltd.(b) 46,000 13,376
Yulon Finance Corp. 4,905 15,350
2,112,159
Consumer Staples Distribution & Retail -
1.1%
Abdullah Al Othaim Markets Co. 12,696 25,797
Investments Shares Value
Consumer Staples Distribution & Retail
(continued)
Aeon Co. M Bhd. 229,500 $ 69,047
Al-Dawaa Medical Services Co. 230 4,026
Alibaba Health Information
Technology Ltd.* 52,000 38,805
Almunajem Foods Co. 1,058 16,307
Avenue Supermarts Ltd.*(b) 1,980 92,642
Berli Jucker PCL 500 283
Berli Jucker PCL, NVDR 600 340
BGF retail Co. Ltd. 184 13,379
Bid Corp. Ltd. 5,085 125,828
BIM Birlesik Magazalar A/S 11,191 143,455
BinDawood Holding Co. 12,880 19,646
Boxer Retail Ltd.*(a) 4,094 17,963
Cencosud SA 31,860 98,843
Clicks Group Ltd. 3,600 75,820
Corporativo Fragua SAB de CV 2,300 66,512
CP ALL PCL, NVDR 58,500 83,222
CP Axtra PCL, NVDR 792 480
DaShenLin Pharmaceutical Group
Co. Ltd., Class A 4,320 11,102
Dis-Chem Pharmacies Ltd.(a)(b) 4,048 7,920
Dongsuh Cos., Inc. 859 16,279
East Buy Holding Ltd.*(a)(b) 14,000 39,412
E-MART, Inc. 322 16,318
Ghitha Holding PJSC* 15,795 101,058
Grainturk Tarim A/S 1,058 11,568
Great Tree Pharmacy Co. Ltd. 2,039 7,330
Grupo Comercial Chedraui SA de CV 4,623 33,569
Grupo Mateus SA 18,400 22,004
GS Retail Co. Ltd. 12,555 156,238
InRetail Peru Corp.(b) 368 9,384
JD Health International, Inc.*(a)(b) 13,500 105,433
La Comer SAB de CV 10,657 23,110
Lulu Retail Holdings plc 86,894 27,916
Magnit PJSC*‡ 2,296 —
Medplus Health Services Ltd.* 1,880 16,156
Migros Ticaret A/S 1,380 14,884
Nahdi Medical Co. 690 21,343
Pick n Pay Stores Ltd.* 7,176 11,717
Ping An Healthcare and Technology
Co. Ltd.(a)(b) 23,000 40,660
President Chain Store Corp. 8,000 62,067
Puregold Price Club, Inc. 396,000 256,374
Raia Drogasil SA 22,564 83,801
Robinsons Retail Holdings, Inc. 135,000 79,830
Sendas Distribuidora SA 22,500 35,932
Shanghai Bailian Group Co. Ltd.,
Class A 9,200 11,679
Shoprite Holdings Ltd. 5,715 95,637
SMU SA 1,339,020 217,446
Sok Marketler Ticaret A/S* 102,060 107,430
SPAR Group Ltd. (The)*(a) 73,800 465,005
Sumber Alfaria Trijaya Tbk. PT 289,600 35,003
Wal-Mart de Mexico SAB de CV 67,200 222,485

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)
135 FLEXSHARES ANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Consumer Staples Distribution & Retail
(continued)
Yonghui Superstores Co. Ltd., Class
A* 14,100 $ 9,257
3,267,742
Containers & Packaging -
0.1%
Cheng Loong Corp. 26,600 14,796
Klabin SA 22,500 75,374
Pumtech Korea Co. Ltd. 276 10,286
SCG Packaging PCL, NVDR 36,800 20,713
Taiwan Hon Chuan Enterprise Co.
Ltd. 4,857 19,987
Time Technoplast Ltd. 8,372 20,304
Ton Yi Industrial Corp. 26,100 15,240
Youlchon Chemical Co. Ltd. 460 10,219
186,919
Distributors -
0.1%
China Tobacco International HK Co.
Ltd.(b) 6,000 29,227
MBM Resources Bhd. 72,000 90,430
Silicon2 Co. Ltd.* 276 8,717
Wuchan Zhongda Group Co. Ltd.,
Class A 13,800 11,349
Zhejiang China Commodities City
Group Co. Ltd., Class A 7,800 20,209
159,932
Diversified Consumer Services -
0.2%
Advtech Ltd. 17,112 34,890
China East Education Holdings
Ltd.*(b) 23,000 19,354
Fu Shou Yuan International Group
Ltd.(a) 49,000 18,535
Humansoft Holding Co. KSC 37,530 302,490
Lung Yen Life Service Corp.* 8,448 14,290
National Co. for Learning &
Education 736 33,953
New Oriental Education &
Technology Group, Inc.* 22,400 134,593
Offcn Education Technology Co. Ltd.,
Class A* 4,700 1,797
TAL Education Group, ADR* 6,705 82,203
Tianli International Holdings Ltd.(a)
(b) 50,000 15,440
657,545
Diversified REITs -
0.3%
Axis REIT, REIT 69,644 35,753
Concentradora Fibra Danhos SA de
CV, REIT 364,550 565,154
Fibra Uno Administracion SA de CV,
REIT(a) 58,500 85,015
Growthpoint Properties Ltd., REIT(a) 77,805 73,215
KLCCP Stapled Group, REIT 9,600 19,943
Redefine Properties Ltd., REIT 201,935 62,914
Investments Shares Value
Diversified REITs
(continued)
SK REITs Co. Ltd., REIT 4,738 $ 17,592
Ziraat Gayrimenkul Yatirim Ortakligi
A/S, REIT 16,698 9,189
868,775
Diversified Telecommunication Services -
0.9%
Chief Telecom, Inc. 1,104 12,965
China Tower Corp. Ltd., Class H(b) 99,400 143,622
Chunghwa Telecom Co. Ltd. 49,609 211,404
CITIC Telecom International Holdings
Ltd. 574,000 182,417
Converge Information and
Communications Technology
Solutions, Inc. 47,000 10,191
Emirates Integrated
Telecommunications Co. PJSC 13,771 35,393
Emirates Telecommunications Group
Co. PJSC 44,775 236,495
Hellenic Telecommunications
Organization SA 4,590 86,407
HFCL Ltd. 20,750 17,183
Indus Towers Ltd.* 15,390 63,036
Jasmine Technology Solution PCL,
NVDR* 85,200 67,190
LG Uplus Corp. 3,683 39,396
Magyar Telekom Telecommunications
plc 9,240 48,508
Ooredoo QPSC 29,340 109,189
Operadora De Sites Mexicanos SAB
de CV, Series A-1(a) 13,800 12,415
PT Tower Bersama Infrastructure
Tbk. 120,520 17,248
Railtel Corp. of India Ltd. 3,796 15,741
Rostelecom PJSC*‡ 33,770 —
Rostelecom PJSC (Preference)*‡ 15,392 —
Sarana Menara Nusantara Tbk. PT 8,374,584 274,453
Saudi Telecom Co. 24,615 296,550
Space42 plc* 44,482 22,526
Tata Communications Ltd. 1,610 34,013
Telecom Egypt Co. 14,030 14,879
Telefonica Brasil SA 17,260 102,692
Telekom Malaysia Bhd. 27,000 47,063
Telkom Indonesia Persero Tbk. PT 1,120,500 216,284
Telkom SA SOC Ltd. 105,660 295,842
TIME dotCom Bhd. 15,400 17,540
Turk Telekomunikasyon A/S* 19,746 23,950
2,654,592
Electric Utilities -
1.1%
Adani Energy Solutions Ltd.* 4,500 49,992
Celsia SA 180,315 228,395
Centrais Eletricas Brasileiras SA 22,500 232,807
Centrais Eletricas Brasileiras SA
(Preference), Class B 4,800 52,937
CESC Ltd. 10,345 20,972
CEZ A/S(a) 2,430 149,008

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 136
Investments Shares Value
COMMON STOCKS (continued)
Electric Utilities
(continued)
Chongqing Three Gorges Water
Conservancy & Electric Power Co.
Ltd., Class A 9,400 $ 8,867
Cia Energetica de Minas Gerais 6,110 16,497
Cia Energetica de Minas Gerais
(Preference) 42,512 89,521
Cia Paranaense de Energia - Copel 14,100 34,326
Cia Paranaense de Energia - Copel
(Preference) 18,000 46,528
CPFL Energia SA 4,700 36,307
Enel Americas SA 316,204 29,870
Enel Chile SA 590,868 45,154
Energisa SA 4,800 46,198
Enerjisa Enerji A/S(b) 7,676 15,061
Engie Energia Chile SA 151,200 217,693
Equatorial Energia SA 29,413 200,178
Federal Grid Co. - Rosseti PJSC
(Registered)*‡ 22,532,366 —
Holding Co. ADMIE IPTO SA 39,555 136,278
Inter RAO UES PJSC*‡ 1,596,292 —
Interconexion Electrica SA ESP 10,485 67,897
Isa Energia Brasil SA (Preference) 9,100 42,432
Korea Electric Power Corp. 5,850 174,710
Manila Electric Co. 8,100 80,518
Mosenergo PJSC*‡ 4,455,000 —
Neoenergia SA 13,500 73,151
Power Grid Corp. of India Ltd. 65,655 213,115
Public Power Corp. SA 5,130 89,349
Reliance Infrastructure Ltd.* 93,285 226,941
RusHydro PJSC*‡ 2,361,000 —
Saudi Electricity Co. 16,065 68,670
SJVN Ltd. 13,152 13,042
Synergy Grid & Development Phils,
Inc. 441,000 111,655
Tata Power Co. Ltd. (The) 25,515 116,378
Tenaga Nasional Bhd. 108,000 342,464
Torrent Power Ltd. 1,932 28,652
Transmissora Alianca de Energia
Eletrica SA 5,000 35,375
3,340,938
Electrical Equipment -
1.3%
ABB India Ltd. 825 48,512
AcBel Polytech, Inc. 35,683 50,609
Allis Electric Co. Ltd. 6,606 23,746
Amara Raja Energy & Mobility Ltd. 2,250 25,466
Bharat Heavy Electricals Ltd. 21,870 65,407
Bizlink Holding, Inc. 2,893 131,282
Cenergy Holdings SA 966 16,055
CG Power & Industrial Solutions Ltd. 10,170 84,394
Chicony Power Technology Co. Ltd. 2,551 7,485
China XD Electric Co. Ltd., Class A 5,000 5,602
Chung-Hsin Electric & Machinery
Manufacturing Corp. 7,728 38,463
CS Wind Corp. 552 16,912
Investments Shares Value
Electrical Equipment
(continued)
CyberPower Systems, Inc. 28,431 $ 221,503
Dongfang Electric Corp. Ltd., Class A 5,000 14,669
Dongfang Electric Corp. Ltd., Class
H(a) 9,200 22,479
Doosan Enerbility Co. Ltd.* 5,940 369,804
Doosan Fuel Cell Co. Ltd.* 690 20,679
Ecopro BM Co. Ltd.* 675 75,803
Ecopro Co. Ltd. 1,396 86,224
Ecopro Materials Co. Ltd.* 506 22,374
Elecon Engineering Co. Ltd. 3,552 22,465
Electrical Industries Co. 15,732 48,369
Fangda Carbon New Material Co.
Ltd., Class A 5,300 4,590
Farasis Energy Gan Zhou Co. Ltd.,
Class A* 784 1,967
Finolex Cables Ltd. 2,760 24,435
Fortune Electric Co. Ltd. 3,543 82,406
GE Vernova T&D India Ltd. 1,350 46,192
GEM Co. Ltd., Class A 7,300 8,744
Goldwind Science & Technology Co.
Ltd., Class H 5,600 9,511
Graphite India Ltd. 2,629 18,455
Gulf Cables & Electrical Industries
Group Co. KSCP 3,008 22,049
Havells India Ltd. 3,330 56,039
HBL Engineering Ltd. 4,272 48,326
HD Hyundai Electric Co. Ltd. 340 207,615
Hitachi Energy India Ltd. 199 39,853
Hyosung Heavy Industries Corp. 46 68,931
Iljin Electric Co. Ltd. 611 24,702
Inox Wind Ltd.* 15,365 26,851
Jiangsu Zhongtian Technology Co.
Ltd., Class A 4,500 10,723
KEI Industries Ltd. 947 43,013
Korea Electric Terminal Co. Ltd. 2,835 123,170
LG Energy Solution Ltd.* 585 194,213
LS Corp. 630 92,416
LS Electric Co. Ltd. 180 54,957
LS Materials Ltd.* 2,438 22,930
Ming Yang Smart Energy Group Ltd.,
Class A 4,500 9,578
NARI Technology Co. Ltd., Class A 9,700 33,041
Ningbo Deye Technology Co. Ltd.,
Class A 1,764 18,470
Ningbo Ronbay New Energy
Technology Co. Ltd., Class A 3,496 13,736
Polycab India Ltd. 945 82,012
POSCO Future M Co. Ltd.* 503 76,434
REPT BATTERO Energy Co. Ltd.,
Class H*(a) 9,200 16,536
Riyadh Cables Group Co. 720 27,205
RR Kabel Ltd. 1,380 21,950
Sanil Electric Co. Ltd. 276 30,356
Schneider Electric Infrastructure Ltd.* 1,400 13,192
Shanghai Electric Group Co. Ltd.,
Class A* 24,000 31,411

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)
137 FLEXSHARES ANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Electrical Equipment
(continued)
Shihlin Electric & Engineering Corp. 5,136 $ 33,331
Shinsung Delta Tech Co. Ltd. 368 14,154
SK IE Technology Co. Ltd.*(b) 644 13,877
State Grid Yingda Co. Ltd., Class A 18,400 16,684
Suzlon Energy Ltd.* 171,360 114,470
Ta Ya Electric Wire & Cable 16,625 22,714
Taihan Cable & Solution Co. Ltd.* 1,021 17,342
Tatung Co. Ltd. 29,275 34,474
TBEA Co. Ltd., Class A 15,350 42,252
Teco Electric and Machinery Co. Ltd. 22,000 83,374
Transformers & Rectifiers India Ltd. 2,622 13,156
Triveni Turbine Ltd. 2,700 16,281
V-Guard Industries Ltd. 4,754 19,400
Voltronic Power Technology Corp. 1,000 39,361
Walsin Lihwa Corp. 58,163 56,572
WEG SA 22,300 174,337
Xi'An Shaangu Power Co. Ltd., Class
A 9,200 11,252
XTC New Energy Materials Xiamen
Co. Ltd., Class A 1,021 11,927
Zhejiang Huayou Cobalt Co. Ltd.,
Class A 4,840 44,097
Zhuhai CosMX Battery Co. Ltd.,
Class A 5,106 19,244
3,822,610
Electronic Equipment, Instruments & Components -
4.1%
AAC Technologies Holdings, Inc. 13,000 66,905
Ability Opto-Electronics Technology
Co. Ltd. 3,072 9,853
All Ring Tech Co. Ltd. 2,000 23,975
Asia Optical Co., Inc. 7,296 37,262
AUO Corp. 83,050 32,824
Aurora Corp. 4,316 8,101
Avary Holding Shenzhen Co. Ltd.,
Class A 4,100 30,289
BOE Technology Group Co. Ltd.,
Class A 56,400 32,191
Cal-Comp Electronics Thailand PCL,
NVDR 131,600 24,826
Chang Wah Electromaterials, Inc. 10,200 15,031
Channel Well Technology Co. Ltd. 74,289 186,804
Cheng Uei Precision Industry Co.
Ltd. 115,290 185,268
China Railway Signal &
Communication Corp. Ltd., Class
A 21,630 16,146
China Railway Signal &
Communication Corp. Ltd., Class
H(a)(b) 52,000 22,815
Chin-Poon Industrial Co. Ltd. 131,684 140,504
Chroma ATE, Inc. 6,603 175,917
Chunghwa Precision Test Tech Co.
Ltd. 720 37,709
Compeq Manufacturing Co. Ltd. 33,000 93,715
Investments Shares Value
Electronic Equipment, Instruments & Components
(continued)
Coretronic Corp. 9,168 $ 26,125
Daeduck Electronics Co. Ltd. 2,208 58,813
Daejoo Electronic Materials Co. Ltd. 460 24,408
DataTec Ltd. 75,101 311,496
Delta Electronics Thailand PCL,
NVDR 63,100 423,464
Delta Electronics, Inc. 27,760 898,513
Dynapack International Technology
Corp. 2,935 29,311
E Ink Holdings, Inc. 14,429 99,507
Elite Material Co. Ltd. 5,163 228,414
Everdisplay Optronics Shanghai Co.
Ltd., Class A* 47,586 18,196
First Hi-Tec Enterprise Co. Ltd. 2,000 22,934
FLEXium Interconnect, Inc.* 8,432 17,335
Fositek Corp. 1,000 47,331
Foxconn Industrial Internet Co. Ltd.,
Class A 13,500 136,644
Foxconn Technology Co. Ltd. 22,261 51,777
Fulltech Fiber Glass Corp.* 9,000 21,138
General Interface Solution GIS
Holding Ltd.* 11,191 18,020
Genius Electronic Optical Co. Ltd. 2,150 29,339
Genus Power Infrastructures Ltd. 5,088 19,539
Global Brands Manufacture Ltd. 108,017 411,112
GoerTek, Inc., Class A 3,800 17,549
Gold Circuit Electronics Ltd. 5,240 79,347
Hannstar Board Corp. 97,772 300,558
HannStar Display Corp.* 23,288 5,417
Hanwha Vision Co. Ltd.* 460 16,272
Holy Stone Enterprise Co. Ltd. 3,250 12,052
Hon Hai Precision Industry Co. Ltd. 285,904 2,394,856
Honeywell Automation India Ltd. 52 21,378
I-Chiun Precision Industry Co. Ltd. 3,054 7,302
Innolux Corp. 94,000 40,669
IRICO Display Devices Co. Ltd.,
Class A* 13,800 11,368
IsuPetasys Co. Ltd. 987 78,905
ITEQ Corp. 6,096 23,201
ITMAX SYSTEM Bhd. 13,800 14,960
JNTC Co. Ltd.* 799 15,226
Kaynes Technology India Ltd.* 535 40,406
KCE Electronics PCL, NVDR 247,100 194,868
Kingboard Holdings Ltd. 20,500 73,431
Kingboard Laminates Holdings Ltd.
(a) 27,500 46,068
Largan Precision Co. Ltd. 1,400 100,875
LG Display Co. Ltd.* 5,626 58,047
LG Innotek Co. Ltd. 322 54,467
Lingyi iTech Guangdong Co., Class A 6,500 14,282
Lotes Co. Ltd. 1,500 67,337
Luxshare Precision Industry Co. Ltd.,
Class A 8,300 73,509
MH Development Ltd.*‡ 22,000 —
Nan Ya Printed Circuit Board Corp. 5,664 53,524

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 138
Investments Shares Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components
(continued)
Nationgate Holdings Bhd. 383,700 $ 108,110
Nichidenbo Corp. 63,025 184,927
Pan-International Industrial Corp. 20,845 38,108
Park Systems Corp. 138 23,585
PG Electroplast Ltd. 644 4,142
Primax Electronics Ltd. 14,600 39,420
Promate Electronic Co. Ltd. 87,712 135,530
Quest Holdings SA(a) 8,235 67,009
Raytron Technology Co. Ltd., Class A 343 4,005
Redington Ltd. 17,640 50,423
RoboSense Technology Co. Ltd.* 4,900 21,965
Samsung Electro-Mechanics Co. Ltd. 1,260 216,670
Samsung SDI Co. Ltd. 875 197,754
Scientech Corp. 1,000 11,613
Shanghai BOCHU Electronic
Technology Corp. Ltd., Class A 736 14,165
Shengyi Technology Co. Ltd., Class A 4,900 44,292
Simplo Technology Co. Ltd. 4,656 53,086
Sinbon Electronics Co. Ltd. 4,561 31,380
Solomon Technology Corp. 3,078 13,167
SOLUM Co. Ltd.* 14,400 180,916
Sunny Optical Technology Group
Co. Ltd. 10,400 100,625
SUPCON Technology Co. Ltd., Class
A 1,702 12,518
Supreme Electronics Co. Ltd. 194,160 416,856
Synnex Technology International
Corp. 36,401 67,258
Syrma SGS Technology Ltd. 1,656 15,181
Taiwan Surface Mounting Technology
Corp. 6,816 24,390
Taiwan Union Technology Corp. 4,128 51,766
TCL Technology Group Corp., Class
A 36,260 21,970
Test Research, Inc. 4,350 22,146
Thinking Electronic Industrial Co. Ltd. 2,688 16,526
Tong Hsing Electronic Industries Ltd. 2,783 11,362
TPK Holding Co. Ltd. 9,050 10,716
Tripod Technology Corp. 14,000 155,525
TXC Corp. 4,608 13,341
Unimicron Technology Corp. 21,910 116,531
Unisplendour Corp. Ltd., Class A 4,600 17,512
Unitech Printed Circuit Board Corp. 234,446 200,958
Universal Microwave Technology, Inc. 1,000 14,313
VS Industry Bhd. 46,065 5,445
Wah Lee Industrial Corp. 68,810 202,349
Walsin Technology Corp. 5,952 24,009
Wasion Holdings Ltd.(a) 180,000 289,493
Weikeng Industrial Co. Ltd. 159,860 152,886
Wintek Corp.*‡ 64,000 —
WPG Holdings Ltd. 32,200 63,162
WT Microelectronics Co. Ltd. 21,650 100,711
Wuhan Guide Infrared Co. Ltd., Class
A* 14,100 27,513
Investments Shares Value
Electronic Equipment, Instruments & Components
(continued)
Yageo Corp. 43,188 $ 349,820
Zero One Technology Co. Ltd. 2,000 7,449
Zhejiang Dahua Technology Co. Ltd.,
Class A 5,200 14,949
Zhen Ding Technology Holding Ltd. 17,150 90,936
11,907,908
Energy Equipment & Services -
0.3%
Ades Holding Co. 6,532 29,436
ADNOC Drilling Co. PJSC 31,940 48,524
Arabian Drilling Co. 598 14,120
Bumi Armada Bhd. 1,084,500 85,455
China Oilfield Services Ltd., Class A 5,000 10,115
China Oilfield Services Ltd., Class H 18,000 17,532
China Petroleum Engineering Corp.,
Class A 27,800 13,913
COFCO Capital Holdings Co. Ltd.,
Class A 4,900 8,748
Dayang Enterprise Holdings Bhd. 256,500 91,257
Dialog Group Bhd. 79,100 37,019
Gulf International Services QSC 559,800 475,238
NMDC Energy 6,992 4,759
Offshore Oil Engineering Co. Ltd.,
Class A 23,500 17,972
Yinson Holdings Bhd. 39,688 22,460
876,548
Entertainment -
0.7%
China Film Group Co. Ltd., Class A 9,200 18,702
China Ruyi Holdings Ltd.*(a) 132,000 47,045
CJ ENM Co. Ltd.* 506 24,932
Damai Entertainment Holdings
Ltd.*(a) 130,000 15,388
HYBE Co. Ltd. 270 64,622
International Games System Co. Ltd. 3,640 85,254
iQIYI, Inc., ADR*(a) 178,470 412,266
JYP Entertainment Corp. 480 27,255
Kakao Games Corp.* 828 9,362
Kingsoft Corp. Ltd. 16,400 71,447
Krafton, Inc.* 450 87,173
Maoyan Entertainment(a)(b) 131,649 112,471
MD Entertainment Tbk. PT* 122,755 41,890
Nazara Technologies Ltd.* 4,784 14,400
NCSoft Corp. 92 14,238
NetEase Cloud Music, Inc.*(b) 950 29,433
NetEase, Inc. 24,400 681,249
Netmarble Corp.(b) 276 10,480
Pearl Abyss Corp.* 368 8,937
Perfect World Co. Ltd., Class A 4,100 9,873
PVR Inox Ltd.* 1,104 15,006
Saregama India Ltd. 1,900 9,736
SHIFT UP Corp.* 322 8,679
SM Entertainment Co. Ltd. 144 12,078
SMI Holdings Group Ltd.*‡ 72,000 —
Studio Dragon Corp.* 460 14,706

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)
139 FLEXSHARES ANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Entertainment
(continued)
Tencent Music Entertainment Group,
Class A 14,254 $ 159,281
Tips Music Ltd. 1,840 10,962
Wemade Co. Ltd.* 388 7,312
XD, Inc.(b) 6,000 52,070
XPEC Entertainment, Inc.*‡ 14,800 —
YG Entertainment, Inc. 423 27,166
2,103,413
Financial Services -
1.4%
Aavas Financiers Ltd.* 1,853 34,442
Aditya Birla Capital Ltd.* 13,647 49,840
Aptus Value Housing Finance India
Ltd. 6,532 23,370
Bajaj Finserv Ltd. 5,400 127,032
Bajaj Holdings & Investment Ltd. 440 60,980
Bajaj Housing Finance Ltd.* 7,176 8,909
Borusan Yatirim ve Pazarlama A/S 230 13,396
Can Fin Homes Ltd. 2,250 21,998
Chailease Holding Co. Ltd. 38,828 130,096
Corp. Financiera Colombiana SA* 6,762 31,913
CSSC Hong Kong Shipping Co. Ltd.
(b) 540,000 144,515
Destek Finans Faktoring A/S* 1,288 19,696
E-Finance for Digital & Financial
Investments 67,298 20,429
Far East Horizon Ltd. 50,000 44,904
Fawry for Banking & Payment
Technology Services SAE* 44,933 13,887
FirstRand Ltd.(a) 133,650 634,071
Grupo de Inversiones Suramericana
SA (Preference) 4,990 52,865
Home First Finance Co. India Ltd.(b) 1,932 26,010
Housing & Urban Development Corp.
Ltd. 7,450 19,890
IFCI Ltd.* 28,842 18,828
IIFL Finance Ltd.* 101,970 614,086
India Shelter Finance Corp. Ltd. 1,012 10,076
Indian Railway Finance Corp. Ltd.(b) 25,619 35,587
Indian Renewable Energy
Development Agency Ltd.* 2,530 4,330
Jio Financial Services Ltd. 41,220 142,459
JSW Holdings Ltd.* 94 17,347
L&T Finance Ltd. 11,562 35,230
LIC Housing Finance Ltd. 8,595 55,280
Meritz Financial Group, Inc. 2,025 157,054
National Investments Co. KSCP 143,460 158,907
One 97 Communications Ltd.* 3,735 54,831
Piramal Finance Ltd.‡ 1,886 31,077
PNB Housing Finance Ltd.(b) 1,056 11,047
Power Finance Corp. Ltd. 32,805 149,019
REC Ltd. 29,385 124,083
Remgro Ltd. 11,025 109,503
Sammaan Capital Ltd.* 293,805 624,174
SY Holdings Group Ltd.(a)(b) 12,000 17,416
Investments Shares Value
Financial Services
(continued)
Turkiye Sinai Kalkinma Bankasi A/S* 448,515 $ 137,495
Yuanta Financial Holding Co. Ltd. 185,537 208,224
4,194,296
Food Products -
1.9%
Agthia Group PJSC 111,285 117,255
Alfa SAB de CV, Class A(a) 85,500 64,569
Alicorp SAA 103,500 282,418
Almarai Co. JSC 5,715 75,557
Anjoy Foods Group Co. Ltd., Class A 500 5,194
AVI Ltd. 5,424 30,199
AWL Agri Business Ltd.* 3,312 10,254
Balrampur Chini Mills Ltd. 3,850 19,905
Betagro PCL 24,400 12,074
Bombay Burmah Trading Co. 7,740 172,707
Britannia Industries Ltd. 1,800 118,346
CCL Products India Ltd. 2,597 25,152
Century Pacific Food, Inc. 17,700 10,527
Charoen Pokphand Enterprise 4,272 19,039
Charoen Pokphand Foods PCL,
NVDR 77,400 50,507
Charoen Pokphand Indonesia Tbk.
PT 102,580 28,806
Cherkizovo Group PJSC*‡ 2,594 —
China Feihe Ltd.(b) 90,000 48,056
China Huiyuan Juice Group Ltd.*‡ 24,000 —
China Mengniu Dairy Co. Ltd. 78,000 141,906
China Youran Dairy Group Ltd.*(b) 450,000 187,592
Chongqing Fuling Zhacai Group Co.
Ltd., Class A 3,120 5,755
Cisarua Mountain Dairy PT Tbk. 36,800 12,558
CJ CheilJedang Corp. 141 22,712
COFCO Sugar Holding Co. Ltd.,
Class A 9,200 20,215
Daesang Corp. 6,930 101,415
Farm Fresh Bhd. 23,000 13,345
Formosa Oilseed Processing Co. Ltd. 4,220 4,201
Foshan Haitian Flavouring & Food
Co. Ltd., Class A 5,280 28,288
Genting Plantations Bhd. 13,800 16,739
Godrej Agrovet Ltd.(b) 414 3,093
Great Wall Enterprise Co. Ltd. 24,650 41,697
Gruma SAB de CV, Class B 2,796 47,519
Grupo Bimbo SAB de CV, Class A,
Series A(a) 20,668 71,524
Guan Chong Bhd. 388,533 83,496
Guangdong Haid Group Co. Ltd.,
Class A 1,900 15,596
Heilongjiang Agriculture Co. Ltd.,
Class A 5,500 11,173
Henan Shuanghui Investment &
Development Co. Ltd., Class A 2,700 9,770
Huishan Dairy*‡ 158,000 —
Indofood CBP Sukses Makmur Tbk.
PT 42,400 22,182
Indofood Sukses Makmur Tbk. PT 81,000 36,043

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 140
Investments Shares Value
COMMON STOCKS (continued)
Food Products
(continued)
Inner Mongolia Yili Industrial Group
Co. Ltd., Class A 5,700 $ 21,964
IOI Corp. Bhd. 32,900 31,580
Japfa Comfeed Indonesia Tbk. PT 1,948,500 294,091
Jiangsu Provincial Agricultural
Reclamation and Development
Corp., Class A 9,400 12,289
Johor Plantations Group Bhd. 328,500 121,579
Jonjee Hi-Tech Industrial and
Commercial Holding Co. Ltd.,
Class A 4,600 11,789
Juhayna Food Industries 114,480 79,002
Kim Loong Resources Bhd. 23,000 12,741
Kuala Lumpur Kepong Bhd. 9,192 44,994
Leong Hup International Bhd.(b) 598,500 93,605
Lian HWA Food Corp. 2,214 7,994
Lien Hwa Industrial Holdings Corp. 19,619 30,793
Lotte Wellfood Co. Ltd. 855 68,412
LT Foods Ltd. 3,911 18,526
Lydia Yesil Enerji Kaynaklari
Anonimsirketi* 46 22,153
M Dias Branco SA 40,600 221,051
Marico Ltd. 9,225 74,816
MBRF Global Foods Co. SA 18,400 61,058
Monde Nissin Corp.(b) 119,600 13,718
Mrs Bectors Food Specialities Ltd.(b) 1,104 16,659
Muyuan Foods Co. Ltd., Class A 9,120 64,489
National Agriculture Development
Co. (The)* 6,578 36,555
Nestle India Ltd. 10,260 146,969
Nestle Malaysia Bhd. 700 18,887
New Hope Liuhe Co. Ltd., Class A 4,300 5,882
NongShim Co. Ltd. 53 16,219
Orion Corp. 540 37,636
Orion Holdings Corp. 7,695 102,672
Otoki Corp. 630 171,788
Patanjali Foods Ltd. 3,036 20,602
PPB Group Bhd. 18,280 48,624
QL Resources Bhd. 33,392 33,089
Samyang Foods Co. Ltd. 52 49,199
Sao Martinho SA 48,500 126,448
Sarawak Oil Palms Bhd. 94,500 84,165
Saudia Dairy & Foodstuff Co. 294 22,484
SD Guthrie Bhd. 28,203 35,557
SLC Agricola SA 72,000 215,927
Tata Consumer Products Ltd. 9,168 120,317
Thai Union Group PCL, NVDR 85,500 34,639
Thai Vegetable Oil PCL, NVDR 166,400 124,536
Thaifoods Group PCL, NVDR 1,075,500 151,006
Tiger Brands Ltd. 3,735 70,767
Tingyi Cayman Islands Holding Corp. 36,000 49,376
Tres Tentos Agroindustrial SA 45,000 133,785
Triputra Agro Persada PT 1,485,000 167,877
Triveni Engineering & Industries Ltd. 4,263 17,146
Ulker Biskuvi Sanayi A/S 6,672 17,153
Investments Shares Value
Food Products
(continued)
Uni-President China Holdings Ltd. 28,000 $ 30,298
Uni-President Enterprises Corp. 73,479 188,113
United Plantations Bhd. 3,200 18,949
Universal Robina Corp. 13,770 17,081
Want Want China Holdings Ltd. 47,000 30,357
Yihai International Holding Ltd.(a) 15,000 23,005
Zad Holding Co. 828 3,179
Zydus Wellness Ltd. 4,410 23,677
5,704,651
Gas Utilities -
0.4%
Adani Total Gas Ltd. 2,567 18,264
Aygaz A/S 19,485 91,523
Beijing Enterprises Holdings Ltd. 8,500 37,293
China Gas Holdings Ltd. 54,000 55,513
China Resources Gas Group Ltd. 18,000 49,469
ENN Energy Holdings Ltd. 18,500 161,026
GAIL India Ltd. 63,180 130,073
Great Taipei Gas Co. Ltd. 25,547 24,931
Grupo Energia Bogota SA ESP 63,540 51,845
Gujarat Gas Ltd. 2,679 12,295
Gujarat State Petronet Ltd. 1,242 4,332
Indraprastha Gas Ltd. 4,710 11,245
Korea Gas Corp. 999 29,239
Kunlun Energy Co. Ltd. 90,000 82,679
Mahanagar Gas Ltd.(b) 1,794 25,805
National Gas & Industrialization Co. 1,155 27,395
Perusahaan Gas Negara Tbk. PT 154,790 16,196
Petronas Gas Bhd. 13,500 59,635
Towngas Smart Energy Co. Ltd.(a) 425,290 213,406
1,102,164
Ground Transportation -
0.4%
ANE Cayman, Inc. 253,000 373,370
Beijing-Shanghai High Speed
Railway Co. Ltd., Class A 61,900 45,163
BTS Group Holdings PCL, NVDR* 9,948 904
China Railway Special Cargo
Logistics Co. Ltd., Class A 18,400 10,890
Container Corp. of India Ltd. 5,364 32,947
Daqin Railway Co. Ltd., Class A 37,400 30,126
Full Truck Alliance Co. Ltd., ADR 10,980 142,740
Guangshen Railway Co. Ltd., Class A 27,600 11,873
GUR-Sel Turizm Tasimacilik ve
Servis Ticaret A/S 8,100 65,738
LDR Turizm A/S 8,510 12,882
Localiza Rent a Car SA 23,106 169,225
Lotte Rental Co. Ltd. 4,770 98,095
Lumi Rental Co.* 1,242 20,683
Rumo SA 18,000 53,213
United International Transportation
Co. 1,012 19,956
Vamos Locacao de Caminhoes
Maquinas e Equipamentos SA 171,000 102,883
1,190,688

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)
141 FLEXSHARES ANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies -
0.1%
Angelalign Technology, Inc.(a)(b) 2,000 $ 16,469
Classys, Inc. 144 4,983
Dentium Co. Ltd. 2,661 106,459
Hartalega Holdings Bhd. 21,400 6,183
HLB, Inc.* 1,845 62,935
Kossan Rubber Industries Bhd. 35,000 9,945
Microport Scientific Corp.* 25,598 39,885
Poly Medicure Ltd. 850 19,147
SD Biosensor, Inc. 2,714 18,192
Shandong Weigao Group Medical
Polymer Co. Ltd., Class H 54,000 37,727
Shanghai Conant Optical Co. Ltd.,
Class H 3,500 20,273
Shanghai MicroPort MedBot Group
Co. Ltd., Class H* 8,500 29,988
Sri Trang Gloves Thailand PCL,
NVDR 4,200 870
Supermax Corp. Bhd.* 57,600 6,533
TaiDoc Technology Corp. 2,900 11,603
Top Glove Corp. Bhd.* 41,400 6,228
397,420
Health Care Providers & Services -
1.0%
Al Hammadi Holding 1,840 17,133
Almoosa Health Co. 460 24,532
Apollo Hospitals Enterprise Ltd. 1,620 140,172
Aster DM Healthcare Ltd.(b) 1,518 11,595
Bangkok Chain Hospital PCL, NVDR 20,800 7,269
Bangkok Dusit Medical Services
PCL, NVDR 79,900 46,702
Bumrungrad Hospital PCL, NVDR 4,900 26,065
Chabiotech Co. Ltd.* 537 4,632
Chularat Hospital PCL, NVDR 700 34
Dallah Healthcare Co. 585 24,023
Dr Lal PathLabs Ltd.(b) 822 29,034
Dr Sulaiman Al Habib Medical
Services Group Co. 1,395 101,254
Fleury SA 81,000 218,852
Fortis Healthcare Ltd. 7,130 82,170
Genertec Universal Medical Group
Co. Ltd.(b) 292,500 232,955
Global Health Ltd. 1,978 29,223
Guangzhou Baiyunshan
Pharmaceutical Holdings Co. Ltd.,
Class A 4,600 17,046
Gushengtang Holdings Ltd. 4,800 17,638
Hanmi Science Co. Ltd. 552 15,265
Hapvida Participacoes e
Investimentos SA*(b) 7,633 44,337
HealthyWay, Inc.* 5,500 4,536
Hygeia Healthcare Holdings Co.
Ltd.*(a)(b) 10,200 17,166
IHH Healthcare Bhd. 36,000 70,917
Jinxin Fertility Group Ltd.*(a)(b) 50,000 15,826
Investments Shares Value
Health Care Providers & Services
(continued)
Jointown Pharmaceutical Group Co.
Ltd., Class A 18,400 $ 13,192
KPJ Healthcare Bhd. 49,024 33,245
Krishna Institute of Medical Sciences
Ltd.*(b) 4,320 35,089
Life Healthcare Group Holdings Ltd. 523,710 358,658
Max Healthcare Institute Ltd. 9,360 121,024
Medikaloka Hermina Tbk. PT(b) 178,894 16,136
Metropolis Healthcare Ltd.*(b) 1,104 24,505
Middle East Healthcare Co. 782 10,666
Mitra Keluarga Karyasehat Tbk.
PT(b) 100,200 15,545
MLP Saglik Hizmetleri A/S, Class
B*(b) 20,700 165,412
Mouwasat Medical Services Co. 1,932 39,592
Narayana Hrudayalaya Ltd.(b) 1,200 23,756
National Medical Care Co. 782 36,992
Netcare Ltd. 467,505 393,532
New Horizon Health Ltd.*‡(b) 4,000 937
Odontoprev SA 13,990 33,071
Pure Health Holding PJSC 25,208 19,285
Rainbow Children's Medicare Ltd. 1,794 27,675
Ramkhamhaeng Hospital PCL,
NVDR 600 345
Rede D'Or Sao Luiz SA(b) 18,000 144,865
Saudi Chemical Co. Holding 13,754 27,067
Sejahteraraya Anugrahjaya Tbk. PT* 46,000 32,501
Selcuk Ecza Deposu Ticaret ve
Sanayi A/S 7,003 12,957
Shanghai Pharmaceuticals Holding
Co. Ltd., Class H 14,600 21,997
Sinopharm Group Co. Ltd., Class H 36,000 89,720
Topchoice Medical Corp., Class A 700 4,276
Universal Vision Biotechnology Co.
Ltd. 2,226 10,355
Vijaya Diagnostic Centre Ltd. 1,564 17,418
2,928,189
Health Care Technology -
0.0%(d)
Inventurus Knowledge Solutions Ltd.* 506 9,382
Lunit, Inc.* 322 9,707
19,089
Hotels, Restaurants & Leisure -
1.7%
Abu Dhabi National Hotels 3,266,685 396,668
Advent Hotels International Pvt Ltd.*‡ 7,806 27,497
Alsea SAB de CV 193,960 536,457
Ambassador Hotel (The) 71,288 99,716
Americana Restaurants International
plc - Foreign Co. 42,872 24,395
Asset World Corp. PCL, NVDR 352,400 23,977
Atour Lifestyle Holdings Ltd., ADR 942 36,700
Central Plaza Hotel PCL 1,600 1,596
Central Plaza Hotel PCL, NVDR 15,100 15,060
Chagee Holdings Ltd., ADR*(a) 368 5,759
Chalet Hotels Ltd.* 2,045 21,879
Devyani International Ltd.* 5,106 9,307

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 142
Investments Shares Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure
(continued)
DigiPlus Interactive Corp. 45,920 $ 16,347
DoubleUGames Co. Ltd. 3,870 136,357
DPC Dash Ltd.* 2,200 24,966
EIH Ltd. 4,500 19,760
Eternal Ltd.* 65,790 235,490
Genting Bhd. 64,000 51,652
Genting Malaysia Bhd. 70,000 38,945
Grand Korea Leisure Co. Ltd. 2,116 23,020
Guming Holdings Ltd.* 6,800 19,896
H World Group Ltd. 22,500 87,601
Haidilao International Holding Ltd.
(a)(b) 28,164 46,383
Hana Tour Service, Inc. 368 12,320
Hanjin Kal Corp. 450 33,069
Indian Hotels Co. Ltd. (The), Class A 13,815 115,442
Intralot SA-Integrated Information
Systems & Gaming Services*(a) 7,896 10,171
ITC Hotels Ltd.* 10,350 25,286
Jabal Omar Development Co.* 8,280 39,058
Jahez International Co.* 1,794 10,108
Jollibee Foods Corp. 3,210 11,815
Jubilant Foodworks Ltd. 6,672 44,934
Kangwon Land, Inc. 1,822 21,587
Leejam Sports Co. JSC 499 17,019
Lemon Tree Hotels Ltd.*(b) 19,505 36,313
Lion Travel Service Co. Ltd. 29,000 148,108
Lotte Tour Development Co. Ltd.* 966 12,299
Meituan, Class B*(b) 73,800 968,529
Minor International PCL, NVDR 44,400 31,582
Mixue Group, Class H*(a) 400 21,276
OPAP SA 2,470 51,173
Paradise Co. Ltd. 18,675 242,359
Petrokent Turizm A/S* 2,070 11,323
Sapphire Foods India Ltd.* 4,000 12,889
Seera Group Holding* 6,030 49,814
Shanghai Jinjiang International
Hotels Co. Ltd., Class A 4,600 14,556
Smartfit Escola de Ginastica e Danca
SA 4,895 22,888
Southern Sun Ltd. 267,255 141,858
Swiggy Ltd.* 2,944 13,596
TAB Gida Sanayi ve Ticaret A/S 2,346 13,262
Talabat Holding plc 62,974 16,425
Tbo Tek Ltd.* 828 13,834
Tongcheng Travel Holdings Ltd.(b) 18,400 50,663
Travellers International Hotel Group,
Inc.*‡ 209,900 —
TravelSky Technology Ltd., Class
H(a) 21,000 27,668
Trip.com Group Ltd. 7,750 541,948
Wowprime Corp. 1,654 11,595
Yum China Holdings, Inc.(a) 4,770 206,350
4,900,545
Investments Shares Value
Household Durables -
1.0%
Ability Enterprise Co. Ltd. 6,718 $ 18,772
Amber Enterprises India Ltd.* 239 21,637
Arcelik A/S* 2,915 7,667
Beijing Roborock Technology Co.
Ltd., Class A 515 11,830
Cello World Ltd. 3,266 24,085
Coway Co. Ltd. 1,215 76,068
Crompton Greaves Consumer
Electricals Ltd. 6,674 21,254
Cuckoo Holdings Co. Ltd. 3,735 75,237
Cury Construtora e Incorporadora SA 49,500 321,167
Cyrela Brazil Realty SA
Empreendimentos e Participacoes 99,000 560,157
Direcional Engenharia SA 141,200 445,220
Dixon Technologies India Ltd.(b) 489 85,349
Eureka Forbes Ltd.* 1,960 12,329
Gree Electric Appliances, Inc. of
Zhuhai, Class A 9,000 50,292
Haier Smart Home Co. Ltd., Class A 14,600 55,027
Haier Smart Home Co. Ltd., Class H 54,000 175,364
Hanssem Co. Ltd.* 644 21,018
Hisense Home Appliances Group Co.
Ltd., Class H 10,000 29,515
Hisense Visual Technology Co. Ltd.,
Class A 4,700 16,373
Jason Furniture Hangzhou Co. Ltd.,
Class A 4,600 19,924
KingClean Electric Co. Ltd., Class A 4,600 16,555
LG Electronics, Inc. 2,520 154,941
LG Electronics, Inc. (Preference) 584 18,343
Merry Electronics Co. Ltd. 86,005 286,767
Midea Group Co. Ltd., Class A 13,500 144,994
Nien Made Enterprise Co. Ltd. 3,000 36,108
PIK-Spetsializirovannyy
Zastroyshchik PAO*‡ 4,646 —
Shenzhen MTC Co. Ltd., Class A 9,600 8,300
Sichuan Changhong Electric Co.
Ltd., Class A 9,200 13,166
Symphony Ltd. 564 5,939
Taiwan Sakura Corp. 5,000 13,858
TCL Electronics Holdings Ltd. 37,000 43,940
Whirlpool of India Ltd. 1,978 31,175
2,822,371
Household Products -
0.0%(d)
Blue Moon Group Holdings Ltd.(a)(b) 25,000 9,554
Jyothy Labs Ltd. 5,039 17,852
Kimberly-Clark de Mexico SAB de
CV, Class A(a) 24,018 46,556
Opple Lighting Co. Ltd., Class A 4,600 11,252
Unilever Indonesia Tbk. PT 115,000 17,841
103,055
Independent Power and Renewable Electricity Producers
-
1.3%
Aboitiz Power Corp. 29,900 20,958
ACEN Corp. 368,000 14,507

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)
143 FLEXSHARES ANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Independent Power and Renewable Electricity Producers
(continued)
ACWA Power Co.* 2,025 $ 130,513
Adani Green Energy Ltd.* 5,445 69,925
Adani Power Ltd.* 83,025 147,632
Aksa Enerji Uretim A/S, Class B* 3,760 4,650
Auren Energia SA 130,800 266,936
B Grimm Power PCL, NVDR 69,700 34,920
Banpu Power PCL, NVDR 250,000 98,964
Barito Renewables Energy Tbk. PT 184,500 96,244
BCPG PCL, NVDR 412,800 105,322
CECEP Solar Energy Co. Ltd., Class
A 23,000 15,067
CGN New Energy Holdings Co. Ltd. 450,000 159,221
CGN Power Co. Ltd., Class A 34,600 19,164
CGN Power Co. Ltd., Class H(b) 135,000 53,498
China Longyuan Power Group Corp.
Ltd., Class H(a) 60,000 55,583
China National Nuclear Power Co.
Ltd., Class A 29,900 37,746
China Power International
Development Ltd.(a) 135,000 58,188
China Resources Power Holdings
Co. Ltd.(a) 50,000 119,529
China Three Gorges Renewables
Group Co. Ltd., Class A 14,100 8,424
China Yangtze Power Co. Ltd., Class
A 27,000 106,658
CK Power PCL, NVDR 4,200 333
Colbun SA 169,138 25,438
Datang International Power
Generation Co. Ltd., Class A 48,300 24,716
Datang International Power
Generation Co. Ltd., Class H(a) 36,000 11,070
Electricity Generating PCL, NVDR 4,900 18,639
Eneva SA* 18,000 61,202
Engie Brasil Energia SA 5,600 41,596
Fujian Funeng Co. Ltd., Class A 3,340 4,747
GD Power Development Co. Ltd.,
Class A 42,500 31,606
Global Power Synergy PCL, NVDR 4,600 5,904
Guangdong Electric Power
Development Co. Ltd., Class A 4,900 3,272
Guangdong Electric Power
Development Co. Ltd., Class B 14,400 3,409
Gulf Development PCL, NVDR* 91,071 124,629
HD Renewable Energy Co. Ltd. 2,704 11,435
Huadian Power International Corp.
Ltd., Class A 26,500 20,154
Huadian Power International Corp.
Ltd., Class H 38,000 22,393
Huaneng Power International, Inc.,
Class A 23,700 27,087
Huaneng Power International, Inc.,
Class H 92,000 75,994
Investments Shares Value
Independent Power and Renewable Electricity Producers
(continued)
Hubei Energy Group Co. Ltd., Class
A 8,700 $ 5,785
Inner Mongolia MengDian HuaNeng
Thermal Power Corp. Ltd., Class
A 9,800 5,897
J&V Energy Technology Co. Ltd. 1,892 7,416
Jaiprakash Power Ventures Ltd.* 1,813,545 368,138
Jilin Electric Power Co. Ltd., Class A 19,400 15,982
JSW Energy Ltd. 8,325 49,465
KPI Green Energy Ltd.(b) 2,714 16,366
Malakoff Corp. Bhd. 949,500 244,857
Margun Enerji Uretim Sanayi ve
Ticaret A/S* 28,520 20,063
Mega First Corp. Bhd. 212,700 188,423
NHPC Ltd. 52,155 49,845
NLC India Ltd. 8,784 25,955
NTPC Green Energy Ltd.* 8,050 9,353
NTPC Ltd. 65,880 250,061
OGK-2 PJSC*‡ 11,431,280 —
Orygen Peru SAA 28,566 20,842
Pertamina Geothermal Energy PT(b) 166,704 13,082
Ratch Group PCL, NVDR 24,000 20,597
Reliance Power Ltd.* 108,180 56,569
SDIC Power Holdings Co. Ltd., Class
A 8,600 17,349
Serena Energia SA* 13,800 32,161
Shandong Hi-Speed Holdings Group
Ltd.* 19,500 5,168
Shanghai Electric Power Co. Ltd.,
Class A 10,000 41,738
Shenergy Co. Ltd., Class A 4,900 5,669
Shenzhen Energy Group Co. Ltd.,
Class A 10,600 10,476
Shinfox Energy Co. Ltd. 4,749 9,393
Sichuan Chuantou Energy Co. Ltd.,
Class A 9,400 19,452
Sichuan New Energy Power Co. Ltd.,
Class A 9,200 15,895
SP New Energy Corp.* 4,590,000 95,154
Unipro PAO*‡ 5,337,000 —
Xinyi Energy Holdings Ltd.(a) 954,031 155,891
Zhejiang Provincial New Energy
Investment Group Co. Ltd., Class
A 13,800 15,307
Zhejiang Zheneng Electric Power Co.
Ltd., Class A 28,800 20,891
3,950,513
Industrial Conglomerates -
1.8%
3M India Ltd. 53 17,648
Aboitiz Equity Ventures, Inc. 56,390 27,309
AG Anadolu Grubu Holding A/S 34,780 21,225
Alarko Holding A/S 5,336 10,241
Alliance Global Group, Inc. 1,278,000 158,528
Alpha Dhabi Holding PJSC 39,330 107,294
AntarChile SA 920 7,584

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 144
Investments Shares Value
COMMON STOCKS (continued)
Industrial Conglomerates
(continued)
Apar Industries Ltd. 240 $ 23,443
Astra Industrial Group Co. 693 27,534
Astra International Tbk. PT 436,500 161,424
Ayala Corp. 6,300 50,100
Bidvest Group Ltd. 8,280 107,476
China Baoan Group Co. Ltd., Class A 9,200 14,822
CITIC Ltd. 119,000 184,038
CJ Corp. 322 38,579
DMCI Holdings, Inc. 121,000 23,192
Doosan Co. Ltd. 135 89,921
Doosan Co. Ltd. (Preference) 46 16,401
Dubai Investments PJSC 48,300 43,659
Far Eastern New Century Corp. 90,000 77,584
Fosun International Ltd. 25,000 15,858
Godrej Industries Ltd.* 1,296 16,131
Grupo Carso SAB de CV, Series
A1(a) 9,000 64,416
GS Holdings Corp. 1,395 46,949
GT Capital Holdings, Inc. 1,020 9,472
Hanwha Corp. 765 51,331
HAP Seng Consolidated Bhd. 32,200 22,835
Hong Leong Industries Bhd. 27,000 88,711
Hyosung Corp. 2,875 255,668
Industries Qatar QSC 36,675 127,924
International Holding Co. PJSC* 9,990 1,087,954
JG Summit Holdings, Inc. 93,011 37,852
KOC Holding A/S 13,905 56,747
LG Corp. 2,790 157,247
Lotte Corp. 506 10,388
LT Group, Inc. 98,000 24,346
LX Holdings Corp. 18,495 105,927
Metlen Energy & Metals plc* 2,571 131,013
Modon Holding PSC* 80,910 80,404
Multiply Group PJSC* 52,302 42,435
National Industries Group Holding
SAK 39,530 37,476
Nava Ltd. 7,155 49,876
Opus Global Nyrt.(a) 123,255 200,649
Quinenco SA 4,414 20,192
Samsung C&T Corp. 1,941 307,890
San Miguel Corp. 15,700 17,341
Shanghai Industrial Holdings Ltd. 145,000 254,471
Siemens Ltd. 1,350 47,087
Sime Darby Bhd. 36,600 17,915
SK Square Co. Ltd.* 1,980 361,327
SK, Inc. 765 133,429
SM Investments Corp. 6,300 78,041
Sunway Bhd. 43,300 55,934
Tanco Holdings Bhd.* 33,840 7,555
Turkiye Sise ve Cam Fabrikalari A/S 14,214 12,433
5,243,226
Industrial REITs -
0.5%
Equites Property Fund Ltd., REIT(a) 324,765 316,661
Investments Shares Value
Industrial REITs
(continued)
ESR Kendall Square REIT Co. Ltd.,
REIT 3,919 $ 11,993
FIBRA Macquarie Mexico, REIT(a)(b) 287,042 465,574
Frasers Property Thailand Industrial
Freehold & Leasehold REIT, REIT 616,400 200,161
Prologis Property Mexico SA de CV,
REIT 14,696 58,771
Reysas Gayrimenkul Yatirim Ortakligi
A/S, REIT* 268,020 131,563
WHA Premium Growth Freehold
& Leasehold Real Estate
InvestmentTrust, Class F, REIT 621,200 186,351
1,371,074
Insurance -
2.9%
Abu Dhabi National Insurance Co.
PSC 101,430 202,145
Al Rajhi Co. for Co-operative
Insurance* 322 10,123
Allianz Malaysia Bhd. 22,500 96,490
Anadolu Anonim Turk Sigorta Sirketi 26,496 14,607
Anadolu Hayat Emeklilik A/S 5,474 13,435
BB Seguridade Participacoes SA 13,800 84,181
BKI Holdings PCL, NVDR 18,000 170,342
Bupa Arabia for Cooperative
Insurance Co. 782 34,198
Caixa Seguridade Participacoes SA 10,300 28,633
Capital Financial Indonesia Tbk. PT* 409,722 26,978
Cathay Financial Holding Co. Ltd. 225,975 470,460
Central Reinsurance Co. Ltd. 158,794 126,814
China Life Insurance Co. Ltd., Class
H 108,000 340,722
China Pacific Insurance Group Co.
Ltd., Class A 13,500 67,373
China Pacific Insurance Group Co.
Ltd., Class H 63,000 255,333
China Taiping Insurance Holdings
Co. Ltd. 30,600 69,608
Co. for Cooperative Insurance (The) 990 35,955
DB Insurance Co. Ltd. 1,080 96,118
Discovery Ltd. 8,190 102,911
Fubon Financial Holding Co. Ltd. 219,628 651,575
Hanwha Life Insurance Co. Ltd.* 4,140 8,804
HDFC Life Insurance Co. Ltd.(b) 13,095 107,958
Hyundai Marine & Fire Insurance Co.
Ltd.* 792 15,176
ICICI Lombard General Insurance
Co. Ltd.(b) 3,645 81,862
ICICI Prudential Life Insurance Co.
Ltd.(b) 5,220 34,761
KGI Financial Holding Co. Ltd. 378,584 195,813
Korean Reinsurance Co. 52,965 394,426
LPI Capital Bhd. 4,900 16,825
Max Financial Services Ltd.* 4,185 72,908
Mercuries & Associates Holding Ltd. 197,550 91,896
Mercuries Life Insurance Co. Ltd.* 104,278 24,525
Momentum Group Ltd. 29,115 56,105

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)
145 FLEXSHARES ANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Insurance
(continued)
New China Life Insurance Co. Ltd.,
Class A 4,700 $ 44,804
New China Life Insurance Co. Ltd.,
Class H 22,500 142,141
Old Mutual Ltd. 87,345 68,284
OUTsurance Group Ltd. 10,041 42,290
PB Fintech Ltd.* 4,635 93,221
People's Insurance Co. Group of
China Ltd. (The), Class H 209,000 187,697
PICC Property & Casualty Co. Ltd.,
Class H 162,000 382,687
Ping An Insurance Group Co. of
China Ltd., Class A 18,100 147,148
Ping An Insurance Group Co. of
China Ltd., Class H(a) 148,000 1,069,221
Porto Seguro SA 4,900 43,721
Qatar Insurance Co. SAQ 1,156,815 651,006
Qualitas Controladora SAB de CV(a) 4,800 43,590
Rasan Information Technology Co.* 1,012 29,684
Samsung Fire & Marine Insurance
Co. Ltd. 720 223,113
Samsung Fire & Marine Insurance
Co. Ltd. (Preference) 47 11,150
Samsung Life Insurance Co. Ltd. 2,340 253,421
Sanlam Ltd. 39,780 208,786
Santam Ltd. 723 17,252
Saudi Reinsurance Co.* 2,126 17,597
SBI Life Insurance Co. Ltd.(b) 5,805 127,889
Shinkong Insurance Co. Ltd. 7,450 27,264
Star Health & Allied Insurance Co.
Ltd.* 1,187 6,611
Sunshine Insurance Group Co. Ltd.,
Class H 720,000 341,834
Syarikat Takaful Malaysia Keluarga
Bhd. 217,600 161,070
Thai Life Insurance PCL, NVDR 30,700 9,779
Tongyang Life Insurance Co. Ltd.* 12,015 57,092
Turkiye Sigorta A/S 49,680 14,592
ZhongAn Online P&C Insurance Co.
Ltd., Class H*(b) 5,900 12,708
8,434,712
Interactive Media & Services -
3.4%
Baidu, Inc., Class A* 50,850 769,404
Bilibili, Inc., Class Z*(a) 2,700 80,734
Dear U Co. Ltd. 423 11,356
Info Edge India Ltd. 6,075 94,323
JOYY, Inc., ADR 10,485 621,865
Just Dial Ltd.* 1,012 8,830
Kakao Corp. 4,248 194,101
Kuaishou Technology(b) 67,500 628,345
Meitu, Inc.(b) 46,000 51,018
NAVER Corp. 1,980 371,749
Newborn Town, Inc.*(b) 20,000 27,225
SOOP Co. Ltd. 2,970 151,549
Investments Shares Value
Interactive Media & Services
(continued)
Tencent Holdings Ltd. 82,900 $ 6,709,053
Weibo Corp., Class A(a) 35,100 382,739
10,102,291
IT Services -
1.0%
Al Moammar Information Systems
Co. 505 20,267
Arabian Internet & Communications
Services Co. 460 30,886
Cafe24 Corp.* 368 9,260
Chinasoft International Ltd.(a) 52,000 38,939
Coforge Ltd. 4,950 99,149
Cyient Ltd. 2,475 32,411
Elm Co. 360 90,860
GDS Holdings Ltd., Class A* 13,400 58,895
Happiest Minds Technologies Ltd. 1,060 6,156
HCL Technologies Ltd. 14,760 256,305
Hexaware Technologies Ltd. 1,150 8,905
Hyundai Autoever Corp. 94 13,426
Infosys Ltd. 55,350 924,233
Kingsoft Cloud Holdings Ltd.*(a) 26,000 21,778
LG CNS Co. Ltd. 765 35,599
LTIMindtree Ltd.(b) 1,395 89,329
Mphasis Ltd. 1,170 36,435
Persistent Systems Ltd. 1,554 103,574
Posco DX Co. Ltd. 769 14,195
Presight AI Holding plc* 17,894 17,587
Samsung SDS Co. Ltd. 855 109,819
Sonata Software Ltd. 6,164 25,681
Systex Corp. 4,271 17,992
Tata Consultancy Services Ltd. 13,410 461,949
Tata Technologies Ltd. 1,472 11,479
Tech Mahindra Ltd. 9,315 149,466
Vnet Group, Inc., ADR*(a) 4,232 44,013
Wipro Ltd. 42,750 115,901
Zensar Technologies Ltd. 2,950 26,504
2,870,993
Leisure Products -
0.1%
Alexander Marine Co. Ltd. 20,765 131,719
Bloks Group Ltd.*(a) 900 10,318
Fusheng Precision Co. Ltd. 3,950 31,159
Giant Manufacturing Co. Ltd. 5,181 17,106
Johnson Health Tech Co. Ltd. 2,000 10,410
Merida Industry Co. Ltd. 2,745 8,929
Topkey Corp. 28,542 172,695
382,336
Life Sciences Tools & Services -
0.3%
Akums Drugs & Pharmaceuticals
Ltd.* 1,564 8,118
Divi's Laboratories Ltd. 1,890 143,457
EirGenix, Inc.* 6,144 13,391
Genscript Biotech Corp.* 14,000 29,001
Indegene Ltd. 1,564 9,503
LigaChem Biosciences, Inc.* 476 48,911
Onesource Specialty Pharma Ltd.* 552 11,529

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 146
Investments Shares Value
COMMON STOCKS (continued)
Life Sciences Tools & Services
(continued)
Peptron, Inc.* 360 $ 68,349
Samsung Biologics Co. Ltd.*(b) 270 231,388
Syngene International Ltd.(b) 1,426 10,443
WuXi AppTec Co. Ltd., Class A 2,860 39,964
WuXi AppTec Co. Ltd., Class H(b) 5,318 74,308
XtalPi Holdings Ltd.* 46,000 67,234
755,596
Machinery -
2.0%
Action Construction Equipment Ltd. 1,488 18,454
AIA Engineering Ltd. 600 21,966
Airtac International Group 1,913 56,691
Anhui Heli Co. Ltd., Class A 4,600 13,470
Ashok Leyland Ltd. 44,190 70,453
Azad Engineering Ltd.* 828 15,825
BEML Ltd. 690 34,199
BHI Co. Ltd.* 460 16,369
C Sun Manufacturing Ltd. 2,828 16,283
China CSSC Holdings Ltd., Class A 5,000 25,234
China International Marine
Containers Group Co. Ltd., Class
A 9,600 10,648
China International Marine
Containers Group Co. Ltd., Class
H 9,400 8,587
CIMC Enric Holdings Ltd. 180,000 173,696
Cochin Shipyard Ltd.(b) 1,450 29,230
Craftsman Automation Ltd. 343 25,811
CSBC Corp. Taiwan* 29,992 19,122
Cummins India Ltd. 2,049 100,270
Doosan Bobcat, Inc. 950 40,207
Doosan Robotics, Inc.* 322 17,628
Elgi Equipments Ltd. 5,290 29,641
Escorts Kubota Ltd. 564 24,057
Force Motors Ltd. 225 44,746
G Shank Enterprise Co. Ltd. 4,472 14,038
Grindwell Norton Ltd. 771 14,670
Haitian International Holdings Ltd. 22,000 60,122
Hangcha Group Co. Ltd., Class A 4,600 18,579
Han's Laser Technology Industry
Group Co. Ltd., Class A 4,600 26,630
Hanwha Engine* 966 33,494
Hanwha Ocean Co. Ltd.* 1,575 152,111
HD Hyundai Construction Equipment
Co. Ltd. 4,230 296,894
HD Hyundai Heavy Industries Co.
Ltd. 309 130,128
HD Hyundai Infracore Co. Ltd. 45,135 482,792
HD Hyundai Marine Solution Co. Ltd. 138 23,295
HD Hyundai Mipo 392 66,445
HD Korea Shipbuilding & Offshore
Engineering Co. Ltd. 1,080 359,305
HD-Hyundai Marine Engine* 611 42,585
Hefei Meiya Optoelectronic
Technology, Inc., Class A 4,600 13,140
Investments Shares Value
Machinery
(continued)
Hiwin Technologies Corp. 5,535 $ 40,242
HJ Shipbuilding & Construction Co.
Ltd.* 1,840 36,290
Hyundai Elevator Co. Ltd. 662 35,174
Hyundai Rotem Co. Ltd. 1,060 171,490
Ingersoll Rand India Ltd. 141 6,070
INOX India Ltd. 736 9,841
ISGEC Heavy Engineering Ltd. 329 3,260
Jiangsu Guofu Hydrogen Energy
Equipment Co. Ltd., Class H* 1,700 10,928
Jiangsu Hengli Hydraulic Co. Ltd.,
Class A 2,000 27,014
Jupiter Wagons Ltd. 6,210 22,571
Kaori Heat Treatment Co. Ltd. 2,214 44,941
Keda Industrial Group Co. Ltd., Class
A 4,900 9,031
Kenmec Mechanical Engineering
Co. Ltd. 8,075 18,466
Kinik Co. 2,800 28,646
Kirloskar Brothers Ltd. 700 14,781
Kirloskar Oil Engines Ltd. 3,024 34,062
KSB Ltd. 564 5,023
LMW Ltd. 91 16,134
Lonking Holdings Ltd. 675,000 269,229
Marcopolo SA 76,500 96,883
Marcopolo SA (Preference) 270,100 395,734
Mirle Automation Corp. 5,000 10,312
North Industries Group Red Arrow
Co. Ltd., Class A* 4,600 11,879
Nova Technology Corp. 11,051 61,832
Olectra Greentech Ltd. 368 6,419
Otokar Otomotiv ve Savunma Sanayi
A/S* 1,440 15,736
People & Technology, Inc. 7,560 229,493
Precision Tsugami China Corp. Ltd.
(b) 45,000 228,005
Rainbow Robotics* 94 28,799
Raymond Ltd.* 1,316 8,510
Rechi Precision Co. Ltd. 102,000 76,647
Sam Engineering & Equipment M
Bhd. 5,100 5,931
Samsung Heavy Industries Co. Ltd.* 9,554 198,155
San Shing Fastech Corp. 5,000 8,360
Sany Heavy Equipment International
Holdings Co. Ltd. 12,000 11,317
Sany Heavy Industry Co. Ltd., Class
A 4,700 14,628
Schaeffler India Ltd. 574 26,003
SFA Engineering Corp. 4,500 78,172
Shakti Pumps India Ltd. 1,058 9,766
Shanghai Zhenhua Heavy Industries
Co. Ltd., Class A 18,400 12,235
Shanghai Zhenhua Heavy Industries
Co. Ltd., Class B 4,800 1,310
Shin Zu Shing Co. Ltd. 3,324 22,869
Sinotruk Hong Kong Ltd. 21,000 70,142

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)
147 FLEXSHARES ANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Machinery
(continued)
SK oceanplant Co. Ltd.* 828 $ 12,321
SKF India Industrial Ltd.*‡ 385 11,746
SKF India Ltd. 385 9,285
SNT Energy Co. Ltd. 322 12,272
STX Engine Co. Ltd.* 552 13,696
Sunonwealth Electric Machine
Industry Co. Ltd. 5,022 24,668
Tata Motors Ltd.*‡ 47,835 140,507
Tega Industries Ltd. 598 13,063
Thermax Ltd. 576 20,885
Tian Di Science & Technology Co.
Ltd., Class A 18,700 15,720
Timken India Ltd. 329 11,652
Titagarh Rail System Ltd. 1,380 13,751
Turk Traktor ve Ziraat Makineleri A/S 788 10,251
UBTech Robotics Corp. Ltd., Class
H* 2,350 41,635
UWC Bhd.* 27,600 27,086
Vesuvius India Ltd. 3,360 18,673
Weichai Power Co. Ltd., Class A 14,100 29,653
Weichai Power Co. Ltd., Class H 45,000 92,927
XCMG Construction Machinery Co.
Ltd., Class A 28,800 43,078
Yangzijiang Shipbuilding Holdings
Ltd. 67,500 182,566
Yantai Eddie Precision Machinery
Co. Ltd., Class A 4,700 12,362
Zhuzhou CRRC Times Electric Co.
Ltd., Class H 7,100 36,193
ZMJ Group Co. Ltd., Class A 4,600 15,649
Zoomlion Heavy Industry Science
and Technology Co. Ltd., Class A 17,400 19,985
Zoomlion Heavy Industry Science
and Technology Co. Ltd., Class
H(a) 29,200 28,177
5,836,946
Marine Transportation -
0.4%
Cia Sud Americana de Vapores SA 402,367 20,029
COSCO SHIPPING Holdings Co.
Ltd., Class A 18,300 38,615
COSCO SHIPPING Holdings Co.
Ltd., Class H(a) 67,500 117,158
COSCO SHIPPING Specialized
Carriers Co. Ltd., Class A 13,800 14,123
Evergreen Marine Corp. Taiwan Ltd. 27,994 176,209
Far-Eastern Shipping Co. plc*‡ 302,500 —
Gulf Navigation Holding PJSC* 5,764 14,281
Hainan Strait Shipping Co. Ltd.,
Class A 13,800 26,209
HMM Co. Ltd. 6,235 89,931
MISC Bhd. 49,500 92,074
Orient Overseas International Ltd.(a) 3,500 60,568
Pan Ocean Co. Ltd. 9,729 26,153
Qatar Navigation QSC 26,550 80,941
Investments Shares Value
Marine Transportation
(continued)
Shanghai Zhonggu Logistics Co.
Ltd., Class A 2,552 $ 3,968
Shipping Corp. of India Ltd. 1,175 3,437
Sincere Navigation Corp. 106,306 83,687
U-Ming Marine Transport Corp. 14,000 25,367
Wan Hai Lines Ltd. 34,121 91,127
Wisdom Marine Lines Co. Ltd. 11,898 24,461
Yang Ming Marine Transport Corp. 38,380 71,789
1,060,127
Media -
0.7%
Affle 3i Ltd.* 1,168 25,402
Arabian Contracting Services Co.* 828 26,186
Cheil Worldwide, Inc. 1,472 21,025
China Literature Ltd.*(a)(b) 4,200 22,577
China South Publishing & Media
Group Co. Ltd., Class A 4,900 8,342
Chinese Universe Publishing and
Media Group Co. Ltd., Class A 9,200 13,425
Elang Mahkota Teknologi Tbk. PT 400,706 28,553
Focus Media Information Technology
Co. Ltd., Class A 14,900 16,234
Grupo Televisa SAB, Series CPO(a) 827,318 431,687
Innocean Worldwide, Inc. 6,165 74,209
Jiangsu Broadcasting Cable
Information Network Corp. Ltd.,
Class A 23,000 11,866
Megacable Holdings SAB de CV 320,880 919,493
Mobvista, Inc.*(b) 28,000 64,270
Saudi Research & Media Group* 605 27,716
Sun TV Network Ltd. 1,380 8,734
Wasu Media Holding Co. Ltd., Class
A 9,200 10,204
Zee Entertainment Enterprises Ltd. 348,930 395,346
2,105,269
Metals & Mining -
4.3%
African Rainbow Minerals Ltd.(a) 2,990 29,758
Al Masane Al Kobra Mining Co. 1,403 28,246
Alamtri Minerals Indonesia Tbk. PT 193,200 16,207
Alrosa PJSC*‡ 85,800 —
Aluminum Corp. of China Ltd., Class
A 19,600 27,526
Aluminum Corp. of China Ltd., Class
H 90,000 114,408
Amman Mineral Internasional PT* 130,500 55,716
Aneka Tambang Tbk. 197,100 36,741
Angang Steel Co. Ltd., Class H* 38,000 9,925
APL Apollo Tubes Ltd. 3,089 62,339
Baoshan Iron & Steel Co. Ltd., Class
A 45,000 46,623
Beijing Shougang Co. Ltd., Class A 10,600 6,259
Borusan Birlesik Boru Fabrikalari
Sanayi ve Ticaret A/S* 720 8,249
Bradespar SA (Preference) 99,000 340,837
Bumi Resources Minerals Tbk. PT* 1,235,000 68,322

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 148
Investments Shares Value
COMMON STOCKS (continued)
Metals & Mining
(continued)
Century Iron & Steel Industrial Co.
Ltd. 2,544 $ 12,703
Chifeng Jilong Gold Mining Co. Ltd.,
Class A 4,600 19,264
China Gold International Resources
Corp. Ltd.(a) 4,800 81,151
China Hongqiao Group Ltd.(a) 67,500 256,375
China Metal Recycling Holdings
Ltd.*‡(a) 51,000 —
China Nonferrous Mining Corp. Ltd.
(a) 48,000 88,624
China Northern Rare Earth Group
High-Tech Co. Ltd., Class A 4,600 32,857
China Steel Corp. 169,050 102,285
China Zhongwang Holdings Ltd.*‡ 699,600 —
Chung Hung Steel Corp.* 23,000 11,073
Cia Siderurgica Nacional SA 15,300 26,820
CMOC Group Ltd., Class A 34,200 81,925
CMOC Group Ltd., Class H 66,000 142,832
CSN Mineracao SA 9,600 10,821
Dazhong Mining Co. Ltd. 4,700 12,884
DRDGOLD Ltd. 10,054 25,482
East Pipes Integrated Co. for Industry 644 24,969
Eregli Demir ve Celik Fabrikalari TAS 75,105 49,084
EVERGREEN Steel Corp. 6,672 23,115
Feng Hsin Steel Co. Ltd. 9,308 19,166
Gerdau SA (Preference) 25,264 88,856
Gloria Material Technology Corp. 211,278 233,677
GMK Norilskiy Nickel PAO*‡ 209,000 —
Godawari Power and Ispat Ltd. 15,651 50,025
Gold Fields Ltd. 20,430 799,189
Gravita India Ltd. 552 10,366
Grupo Mexico SAB de CV, Series B 72,000 623,380
Hangzhou Iron & Steel Co., Class A* 9,400 12,065
Harmony Gold Mining Co. Ltd. 13,533 227,365
Hindalco Industries Ltd. 35,595 339,966
Hindustan Copper Ltd. 6,750 25,872
Hsin Kuang Steel Co. Ltd. 97,704 126,178
Hunan Valin Steel Co. Ltd., Class A 23,500 19,062
Hyundai Steel Co. 1,426 33,029
Impala Platinum Holdings Ltd. 10,395 111,792
Industrias CH SAB de CV, Class B,
Series B* 1,900 17,411
Industrias Penoles SAB de CV*(a) 2,475 102,606
Inner Mongolia BaoTou Steel Union
Co. Ltd., Class A 70,500 25,174
Inner Mongolia ERDOS Resources
Co. Ltd., Class B 10,388 10,346
Jai Balaji Industries Ltd.* 7,730 8,229
Jiangxi Copper Co. Ltd., Class A 4,700 27,149
Jiangxi Copper Co. Ltd., Class H 35,000 146,175
Jinchuan Group International
Resources Co. Ltd.*‡(a) 235,000 4,233
Jindal Saw Ltd. 112,815 222,717
Jindal Stainless Ltd. 5,490 46,612
Investments Shares Value
Metals & Mining
(continued)
Jindal Steel Ltd. 6,390 $ 76,791
JSW Steel Ltd. 17,910 243,316
Kardemir Karabuk Demir Celik
Sanayi ve Ticaret A/S, Class A* 8,280 5,659
Kardemir Karabuk Demir Celik
Sanayi ve Ticaret A/S, Class D* 9,522 6,209
Kirloskar Ferrous Industries Ltd. 4,183 24,362
Korea Zinc Co. Ltd. 135 97,880
Koza Anadolu Metal Madencilik
Isletmeleri A/S* 11,454 24,653
Kumba Iron Ore Ltd.(a) 1,978 39,400
Lingbao Gold Group Co. Ltd., Class
H 202,000 424,678
Lloyds Metals & Energy Ltd. 2,064 30,338
Maanshan Iron & Steel Co. Ltd.,
Class H* 22,000 7,218
Magnitogorsk Iron & Steel Works
PJSC*‡ 45,174 —
Maharashtra Seamless Ltd. 16,370 104,743
Merdeka Battery Materials Tbk. PT* 391,000 14,812
Merdeka Copper Gold Tbk. PT* 183,462 26,918
Metalurgica Gerdau SA 40,500 83,404
Metalurgica Gerdau SA (Preference) 234,000 481,892
Minsur SA 338,985 432,328
MMG Ltd.*(a) 64,000 56,900
Nanjing Iron & Steel Co. Ltd., Class A 18,400 13,580
National Aluminium Co. Ltd. 16,815 44,351
NMDC Ltd. 69,120 59,012
NMDC Steel Ltd.* 38,640 18,739
Northam Platinum Holdings Ltd. 6,210 103,885
Novolipetsk Steel PJSC*‡ 51,150 —
Pangang Group Vanadium Titanium
& Resources Co. Ltd., Class A* 36,800 15,624
Petrosea Tbk. PT 102,212 41,794
PMB Technology Bhd.* 41,500 11,891
Polyus PJSC*‡ 11,550 —
Poongsan Corp. 500 38,603
POSCO Holdings, Inc. 1,665 362,858
Press Metal Aluminium Holdings Bhd. 58,500 88,421
PTC Industries Ltd.* 100 19,469
Qatar Aluminum Manufacturing Co. 1,036,080 441,636
Ramkrishna Forgings Ltd. 1,656 10,130
Raspadskaya PAO*‡ 4,240 —
Ratnamani Metals & Tubes Ltd. 576 15,734
Sarda Energy & Minerals Ltd. 3,700 22,070
Saudi Arabian Mining Co.* 17,595 301,449
SeAH Besteel Holdings Corp. 4,680 90,332
SeAH Steel Holdings Corp. 675 67,938
Severstal PAO*‡ 5,995 —
Shandong Gold Mining Co. Ltd.,
Class A 5,200 26,346
Shandong Gold Mining Co. Ltd.,
Class H(b) 12,000 50,488
Shandong Nanshan Aluminum Co.
Ltd., Class A 18,800 12,184

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)
149 FLEXSHARES ANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Metals & Mining
(continued)
Shanxi Meijin Energy Co. Ltd., Class
A* 23,000 $ 16,943
Shanxi Taigang Stainless Steel Co.
Ltd., Class A* 15,900 9,410
Shougang Fushan Resources Group
Ltd. 1,264,000 496,024
Shyam Metalics & Energy Ltd. 1,950 19,283
Sibanye Stillwater Ltd.*(a) 64,980 173,692
Steel Authority of India Ltd. 26,906 41,478
TA Chen Stainless Pipe 47,920 57,209
Tata Steel Ltd. 111,600 229,860
Tianshan Aluminum Group Co. Ltd.,
Class A 6,100 11,465
Trimegah Bangun Persada Tbk. PT 230,000 17,288
Tung Ho Steel Enterprise Corp. 17,050 34,831
Turk Altin Isletmeleri A/S* 14,797 9,459
United Co. RUSAL International
PJSC*‡ 75,100 —
Usha Martin Ltd. 6,762 35,409
Usinas Siderurgicas de Minas Gerais
SA Usiminas (Preference), Class
A* 166,500 175,307
Vale Indonesia Tbk. PT 64,400 18,394
Vale SA 85,500 1,036,133
Valterra Platinum Ltd. 3,960 245,380
Vedanta Ltd. 37,440 208,159
VSMPO-AVISMA Corp. PJSC*‡ 53 —
Wanguo Gold Group Ltd. 8,000 31,620
Welspun Corp. Ltd. 3,165 34,432
Western Mining Co. Ltd., Class A 4,800 16,175
Xiamen Tungsten Co. Ltd., Class A 3,900 19,573
Yieh Phui Enterprise Co. Ltd.* 46,000 22,072
Yunnan Aluminium Co. Ltd., Class A 6,300 20,361
Yunnan Copper Co. Ltd., Class A 4,800 12,173
Yunnan Tin Co. Ltd., Class A 4,900 16,319
Zhaojin Mining Industry Co. Ltd.,
Class H 23,500 87,866
Zhejiang JIULI Hi-tech Metals Co.
Ltd., Class A 4,700 16,862
Zhongjin Gold Corp. Ltd., Class A 10,900 33,972
Zijin Mining Group Co. Ltd., Class A 22,500 96,473
Zijin Mining Group Co. Ltd., Class
H(a) 78,000 323,553
12,789,270
Multi-Utilities -
0.1%
Dubai Electricity & Water Authority
PJSC 127,980 96,866
Power & Water Utility Co. for Jubail
& Yanbu* 1,886 21,193
Qatar Electricity & Water Co. QSC 14,310 60,369
YTL Corp. Bhd. 117,920 73,207
YTL Power International Bhd. 77,537 73,871
325,506
Investments Shares Value
Office REITs -
0.0%(d)
AREIT, Inc., REIT 18,400 $ 13,413
Brookfield India Real Estate Trust,
REIT(b) 2,806 10,845
Embassy Office Parks REIT, REIT 5,719 27,635
Hanwha REIT Co. Ltd., REIT 6,164 17,197
RL Commercial REIT, Inc., REIT 301,500 37,502
106,592
Oil, Gas & Consumable Fuels -
3.9%
Adaro Andalan Indonesia PT* 69,000 35,475
ADNOC Logistics & Services 34,200 53,447
Aegis Logistics Ltd. 2,650 22,393
AKR Corporindo Tbk. PT 2,649,680 194,384
Alamtri Resources Indonesia Tbk. PT 202,492 22,952
Bangchak Corp. PCL, NVDR 14,000 12,773
Banpu PCL, NVDR 110,300 17,226
Bashneft PJSC*‡ 1,305 —
Bashneft PJSC (Preference)*‡ 1,163 —
Bayan Resources Tbk. PT 126,100 137,626
Bharat Petroleum Corp. Ltd. 43,633 175,375
Brava Energia* 175,150 480,063
Bukit Asam Tbk. PT 81,282 11,730
Bumi Resources Tbk. PT* 2,222,398 18,977
CGN Mining Co. Ltd.(a) 75,000 37,731
Chennai Petroleum Corp. Ltd. 18,720 206,524
China Coal Energy Co. Ltd., Class A 11,400 21,763
China Coal Energy Co. Ltd., Class H 46,000 64,808
China Coal Xinji Energy Co. Ltd.,
Class A 13,800 14,046
China Merchants Energy Shipping
Co. Ltd., Class A 14,100 18,355
China Petroleum & Chemical Corp.,
Class A 85,500 65,747
China Petroleum & Chemical Corp.,
Class H 540,000 286,946
China Shenhua Energy Co. Ltd.,
Class A 13,500 80,677
China Shenhua Energy Co. Ltd.,
Class H(a) 82,500 429,473
China Suntien Green Energy Corp.
Ltd., Class H 50,000 27,984
Coal India Ltd. 54,450 238,388
COSCO SHIPPING Energy
Transportation Co. Ltd., Class A 8,600 16,309
COSCO SHIPPING Energy
Transportation Co. Ltd., Class H 40,000 56,612
Dana Gas PJSC 2,171,520 489,530
Dian Swastatika Sentosa Tbk. PT* 22,500 114,428
Ecopetrol SA 134,505 62,016
Exxaro Resources Ltd. 5,985 61,067
Formosa Petrochemical Corp. 20,736 30,152
Gansu Energy Chemical Co. Ltd.,
Class A 28,200 10,268
Gazprom PJSC*‡ 412,500 —
Golden Energy Mines Tbk. PT 18,400 10,013
Great Eastern Shipping Co. Ltd.
(The) 38,115 472,126

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 150
Investments Shares Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels
(continued)
Guanghui Energy Co. Ltd., Class A 13,800 $ 10,224
Guangzhou Development Group,
Inc., Class A 16,600 16,032
Gujarat Mineral Development Corp.
Ltd. 2,208 14,782
HD Hyundai Co. Ltd. 1,035 148,921
HELLENiQ ENERGY Holdings SA 1,316 11,605
Hindustan Petroleum Corp. Ltd. 25,110 134,642
Indian Oil Corp. Ltd. 96,120 179,634
Indo Tambangraya Megah Tbk. PT 153,000 216,206
Inner Mongolia Dian Tou Energy
Corp. Ltd., Class A 5,500 19,538
Inner Mongolia Yitai Coal Co. Ltd.,
Class B 20,116 39,246
Jinneng Holding Shanxi Coal Industry
Co. Ltd., Class A 4,900 10,360
Jizhong Energy Resources Co. Ltd.,
Class A 4,800 4,136
Kinetic Development Group Ltd. 810,000 152,158
LUKOIL PJSC*‡ 12,265 —
Mangalore Refinery &
Petrochemicals Ltd.* 5,520 10,347
Medco Energi Internasional Tbk. PT 2,415,818 193,207
MOL Hungarian Oil & Gas plc 7,470 65,805
Motor Oil Hellas Corinth Refineries
SA 1,412 42,406
Nanjing Tanker Corp., Class A* 37,400 17,193
Novatek PJSC*‡ 20,020 —
Oil & Natural Gas Corp. Ltd. 100,350 288,679
Oil India Ltd. 16,505 80,572
Petrindo Jaya Kreasi Tbk. PT 189,980 22,962
PetroChina Co. Ltd., Class H 510,000 526,260
Petroleo Brasileiro SA - Petrobras 85,500 500,284
Petroleo Brasileiro SA - Petrobras
(Preference) 106,800 590,011
Petronas Dagangan Bhd. 4,900 26,536
Petronet LNG Ltd. 17,235 54,605
PRIO SA* 18,200 121,769
PTT Exploration & Production PCL 469 1,552
PTT Exploration & Production PCL,
NVDR 35,531 117,576
PTT PCL, NVDR 193,500 184,015
Qatar Fuel QSC 17,955 73,970
Qatar Gas Transport Co. Ltd. 52,965 64,413
Reliance Industries Ltd. 100,080 1,675,755
Rosneft Oil Co. PJSC*‡ 72,122 —
Rosneft Oil Co. PJSC, GDR*‡(b) 1,920 —
Saudi Arabian Oil Co.(b) 78,705 543,567
Semirara Mining & Power Corp.,
Class A 9,400 5,279
Shaanxi Coal Industry Co. Ltd., Class
A 18,000 57,441
Shan Xi Hua Yang Group New
Energy Co. Ltd., Class A 7,050 7,929
Investments Shares Value
Oil, Gas & Consumable Fuels
(continued)
Shanxi Coking Coal Energy Group
Co. Ltd., Class A 13,800 $ 14,201
Shanxi Lu'an Environmental Energy
Development Co. Ltd., Class A 13,800 28,712
Sinopec Kantons Holdings Ltd.(a) 288,000 148,962
SK Discovery Co. Ltd. 598 24,890
SK Gas Ltd. 48 8,776
SK Innovation Co. Ltd. 1,665 150,636
S-Oil Corp.* 744 37,494
Star Petroleum Refining PCL, NVDR 576,600 85,594
Surgutneftegas PAO*‡ 319,000 —
Surgutneftegas PAO (Preference)*‡ 225,500 —
Tatneft PJSC*‡ 22,094 —
Tatneft PJSC, ADR*‡ 4,806 —
Tatneft PJSC (Preference)*‡ 3,870 —
Thai Oil PCL, NVDR 27,902 30,849
Thungela Resources Ltd. 49,545 218,818
Transneft PJSC (Preference)*‡ 5,500 —
Turkiye Petrol Rafinerileri A/S 18,360 86,281
United Tractors Tbk. PT 36,000 58,232
Vista Energy SAB de CV, ADR* 1,980 95,931
Yancoal Australia Ltd.(a)(b) 4,800 17,379
Yankuang Energy Group Co. Ltd.,
Class A 10,335 21,387
Yankuang Energy Group Co. Ltd.,
Class H(a) 89,699 123,143
11,378,286
Paper & Forest Products -
0.5%
Aditya Birla Real Estate Ltd. 1,050 22,198
Century Plyboards India Ltd. 2,316 19,683
Chung Hwa Pulp Corp.* 196,800 80,023
Empresas CMPC SA 19,872 28,685
Indah Kiat Pulp & Paper Tbk. PT 889,720 398,582
Lee & Man Paper Manufacturing Ltd.
(a) 900,000 318,443
Nine Dragons Paper Holdings Ltd.* 9,000 6,450
Pabrik Kertas Tjiwi Kimia Tbk. PT 445,500 186,853
Sappi Ltd.(a) 233,460 305,488
Shandong Sun Paper Industry JSC
Ltd., Class A 9,200 18,391
Suzano SA 15,000 136,180
YFY, Inc. 22,472 18,568
1,539,544
Passenger Airlines -
0.4%
Aegean Airlines SA(a) 13,185 200,575
Aeroflot PJSC*‡ 74,029 —
Air Arabia PJSC 59,670 63,358
Asiana Airlines, Inc.* 2,576 15,929
Bangkok Airways PCL, NVDR 239,700 96,369
China Airlines Ltd. 61,000 39,686
China Eastern Airlines Corp. Ltd.,
Class A* 14,300 9,649
China Eastern Airlines Corp. Ltd.,
Class H*(a) 46,000 23,615

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)
151 FLEXSHARES ANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Passenger Airlines
(continued)
China Southern Airlines Co. Ltd.,
Class A* 14,100 $ 13,221
China Southern Airlines Co. Ltd.,
Class H*(a) 24,000 14,451
Eva Airways Corp. 77,300 91,027
InterGlobe Aviation Ltd.(b) 2,475 156,829
Jazeera Airways Co. KSCP 2,208 10,596
Korean Air Lines Co. Ltd. 3,690 57,367
Latam Airlines Group SA 4,936,140 112,537
Pegasus Hava Tasimaciligi A/S* 5,171 25,826
Turk Hava Yollari AO 15,300 106,069
1,037,104
Personal Care Products -
0.3%
Amorepacific Corp. 405 34,367
Amorepacific Holdings Corp. 690 12,301
APR Corp. 368 65,864
Colgate-Palmolive India Ltd. 1,845 46,618
Cosmax, Inc. 144 20,669
Dabur India Ltd. 7,695 42,263
Emami Ltd. 2,162 13,015
Giant Biogene Holding Co. Ltd.(a)(b) 7,800 37,333
Gillette India Ltd. 192 19,502
Godrej Consumer Products Ltd. 5,580 70,313
Grape King Bio Ltd. 2,637 10,594
Hengan International Group Co. Ltd. 12,000 42,027
Hindustan Unilever Ltd. 11,970 332,450
Honasa Consumer Ltd.* 6,486 20,772
Kolmar Korea Co. Ltd. 240 12,971
LG H&H Co. Ltd. 97 19,369
LG H&H Co. Ltd. (Preference) 43 3,525
Mao Geping Cosmetics Co. Ltd.,
Class H(a) 1,400 16,176
Microbio Co. Ltd.* 26,681 19,094
Natura Cosmeticos SA* 23,558 39,415
Procter & Gamble Hygiene & Health
Care Ltd. 92 13,837
Sarantis SA 1,316 19,169
Shanghai Chicmax Cosmetic Co.
Ltd., Class H(a) 1,900 20,950
TCI Co. Ltd. 1,000 3,692
VT Co. Ltd.* 920 16,143
952,429
Pharmaceuticals -
1.7%
Acutaas Chemicals Ltd. 598 11,639
Ajanta Pharma Ltd. 576 15,996
Alembic Pharmaceuticals Ltd. 2,000 20,218
Alivus Life Sciences Ltd. 874 8,905
Alkem Laboratories Ltd. 765 47,453
Aspen Pharmacare Holdings Ltd. 6,705 37,957
Asymchem Laboratories Tianjin Co.
Ltd., Class A 700 9,653
Aurobindo Pharma Ltd. 5,040 64,661
Investments Shares Value
Pharmaceuticals
(continued)
Beijing Tong Ren Tang Chinese
Medicine Co. Ltd.(a) 5,000 $ 5,552
Blue Jet Healthcare Ltd. 966 7,143
Bora Pharmaceuticals Co. Ltd. 1,209 24,423
Boryung 12,105 75,022
BrightGene Bio-Medical Technology
Co. Ltd., Class A 1,334 10,764
Caliway Biopharmaceuticals Co. Ltd.* 20,000 97,915
Caplin Point Laboratories Ltd. 912 20,884
Caregen Co. Ltd. 598 27,240
Celltrion Pharm, Inc.* 322 14,419
Center Laboratories, Inc.* 12,026 13,282
Changchun High-Tech Industry
Group Co. Ltd., Class A 600 9,469
China Medical System Holdings Ltd. 21,000 36,287
China Resources Pharmaceutical
Group Ltd.(b) 28,000 17,941
China Traditional Chinese Medicine
Holdings Co. Ltd.(a) 970,000 292,041
Chong Kun Dang Pharmaceutical
Corp. 414 24,060
Cipla Ltd. 8,100 136,987
Cohance Lifesciences Ltd.* 2,303 19,546
Concord Biotech Ltd. 1,288 20,948
Consun Pharmaceutical Group Ltd. 180,000 348,087
CSPC Pharmaceutical Group Ltd.(a) 122,080 120,161
Daewoong Co. Ltd. 8,415 127,871
Daewoong Pharmaceutical Co. Ltd. 49 4,794
Dong-A Socio Holdings Co. Ltd. 1,299 98,924
DongKook Pharmaceutical Co. Ltd. 9,270 115,033
Dr Reddy's Laboratories Ltd. 8,820 118,989
Emcure Pharmaceuticals Ltd. 690 10,252
Eris Lifesciences Ltd.(b) 1,069 19,168
Genomma Lab Internacional SAB de
CV, Class B(a) 243,414 238,540
Gland Pharma Ltd.(b) 920 19,991
GlaxoSmithKline Pharmaceuticals
Ltd. 376 11,091
Glenmark Pharmaceuticals Ltd. 2,160 46,017
Grand Pharmaceutical Group Ltd.(a) 28,500 30,289
Granules India Ltd. 3,193 20,344
Hanall Biopharma Co. Ltd.* 1,150 33,416
Hanmi Pharm Co. Ltd. 103 30,725
Hansoh Pharmaceutical Group Co.
Ltd.(b) 14,000 64,198
HK inno N Corp. 192 6,657
Hua Han Health Industry Holdings
Ltd.*‡ 3,780,000 —
Hypera SA 9,200 44,145
Ipca Laboratories Ltd. 2,610 37,375
Jamjoom Pharmaceuticals Factory
Co. 480 19,967
JB Chemicals & Pharmaceuticals Ltd. 1,152 21,832
Jiangsu Hengrui Pharmaceuticals
Co. Ltd., Class A 5,000 45,091

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 152
Investments Shares Value
COMMON STOCKS (continued)
Pharmaceuticals
(continued)
Jiangzhong Pharmaceutical Co. Ltd.,
Class A 4,700 $ 14,126
Jilin Aodong Pharmaceutical Group
Co. Ltd., Class A 4,600 13,890
Jubilant Pharmova Ltd. 1,518 18,827
Kalbe Farma Tbk. PT 252,494 19,358
Laurus Labs Ltd.(b) 4,136 44,432
Livzon Pharmaceutical Group, Inc.,
Class H 3,930 15,807
Lotus Pharmaceutical Co. Ltd. 2,000 19,225
Lumosa Therapeutics Co. Ltd.* 2,188 14,947
Lupin Ltd. 3,825 84,604
Luye Pharma Group Ltd.*(a)(b) 743,000 300,175
Mankind Pharma Ltd. 1,863 50,032
Marksans Pharma Ltd. 6,992 14,341
Mezzion Pharma Co. Ltd.* 318 13,816
Nanjing King-Friend Biochemical
Pharmaceutical Co. Ltd., Class A 9,200 12,985
Natco Pharma Ltd. 38,475 355,359
Neuland Laboratories Ltd. 230 42,680
Oneness Biotech Co. Ltd.* 4,406 9,288
Oscotec, Inc.* 460 13,237
Pfizer Ltd. 341 20,010
Pharmally International Holding Co.
Ltd.*‡ 2,564 —
Piramal Pharma Ltd. 13,309 29,930
Richter Gedeon Nyrt. 3,504 108,140
Sam Chun Dang Pharm Co. Ltd. 240 39,417
Sanofi India Ltd. 144 7,755
Saudi Pharmaceutical Industries &
Medical Appliances Corp.* 3,036 24,514
Shandong Buchang Pharmaceuticals
Co. Ltd., Class A 4,600 11,213
Shanghai Fosun Pharmaceutical
Group Co. Ltd., Class A 2,200 9,031
Shanghai Fosun Pharmaceutical
Group Co. Ltd., Class H(a) 14,000 42,907
Shanghai Shyndec Pharmaceutical
Co. Ltd., Class A 1,900 2,783
Sino Biopharmaceutical Ltd. 118,999 108,248
SK Biopharmaceuticals Co. Ltd.* 460 37,291
SSY Group Ltd.(a) 460,000 183,474
ST Pharm Co. Ltd. 141 10,025
Sun Pharmaceutical Industries Ltd. 15,840 301,682
Synmosa Biopharma Corp. 9,514 10,383
Tianjin Pharmaceutical Da Re Tang
Group Corp. Ltd., Class S 4,900 14,161
Tonghua Dongbao Pharmaceutical
Co. Ltd., Class A 9,200 11,679
Torrent Pharmaceuticals Ltd. 1,620 64,969
TTY Biopharm Co. Ltd. 2,575 6,659
United Laboratories International
Holdings Ltd. (The)(a) 24,000 38,815
Wockhardt Ltd.* 1,879 27,125
Yuhan Corp. 810 67,085
Investments Shares Value
Pharmaceuticals
(continued)
YungShin Global Holding Corp. 11,055 $ 20,246
Yunnan Baiyao Group Co. Ltd., Class
A 2,600 20,710
Zhangzhou Pientzehuang
Pharmaceutical Co. Ltd., Class A 600 15,025
Zhejiang Jiuzhou Pharmaceutical Co.
Ltd., Class A 4,700 13,188
Zydus Lifesciences Ltd. 4,193 46,027
5,052,983
Professional Services -
0.1%
BLS International Services Ltd. 3,626 12,850
Computer Age Management Services
Ltd. 712 31,612
eClerx Services Ltd. 679 36,161
Firstsource Solutions Ltd. 6,900 27,508
International Gemmological Institute
India Ltd. 2,346 8,925
Kanzhun Ltd. 9,000 99,180
L&T Technology Services Ltd.(b) 138 6,403
NICE Information Service Co. Ltd. 13,140 133,637
RITES Ltd. 4,200 11,614
Sagility Ltd.*(b) 21,022 12,442
Sporton International, Inc. 1,595 9,287
Zetrix Ai Bhd. 93,407 18,846
408,465
Real Estate Management & Development -
3.0%
Advancetek Enterprise Co. Ltd. 122,227 139,956
Aldar Properties PJSC 86,895 212,923
Allos SA 14,200 65,790
Anant Raj Ltd. 3,135 22,757
AP Thailand PCL, NVDR 292,500 78,247
Arabian Centres Co.(b) 6,348 37,020
Arriyadh Development Co. 3,496 27,445
Ayala Land, Inc. 90,400 30,569
Barwa Real Estate Co. 50,220 36,275
Brigade Enterprises Ltd. 1,551 18,131
Bumi Serpong Damai Tbk. PT* 1,809,000 106,604
C&D International Investment Group
Ltd. 14,196 29,115
Cathay Real Estate Development
Co. Ltd. 380,550 282,865
Cencosud Shopping SA 11,750 27,873
Central Pattana PCL, NVDR 24,000 39,895
China Dili Group, Class D*‡ 50,001 —
China Enterprise Co. Ltd., Class A* 28,200 11,417
China Jinmao Holdings Group Ltd. 188,000 32,413
China Merchants Shekou Industrial
Zone Holdings Co. Ltd., Class A 19,400 25,772
China Overseas Land & Investment
Ltd. 90,000 150,884
China Overseas Property Holdings
Ltd. 15,000 9,360
China Resources Land Ltd. 71,000 256,332
China Resources Mixc Lifestyle
Services Ltd.(a)(b) 9,400 49,127

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)
153 FLEXSHARES ANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Real Estate Management & Development
(continued)
China Vanke Co. Ltd., Class A* 23,700 $ 20,890
China Vanke Co. Ltd., Class H*(a) 54,900 31,080
Chong Hong Construction Co. Ltd. 85,111 217,893
Ciputra Development Tbk. PT 3,073,546 163,565
Commercial Real Estate Co. KSC 47,538 32,988
Corp. Inmobiliaria Vesta SAB de
CV(a) 10,300 31,314
Country Garden Services Holdings
Co. Ltd. 50,000 39,757
Crowell Development Corp. 94,600 95,089
Da-Li Development Co. Ltd. 166,969 268,043
DAP Gayrimenkul Gelistirme A/S,
Class C* 43,562 14,546
Dar Al Arkan Real Estate
Development Co.* 7,331 33,643
Delpha Construction Co. Ltd. 8,965 8,632
Deyaar Development PJSC 422,280 118,419
DLF Ltd. 12,555 106,957
Eco World Development Group Bhd. 42,300 20,807
Emaar Development PJSC 22,313 90,517
Emaar Economic City* 5,750 19,534
Emaar Properties PJSC 148,545 574,290
Embassy Developments Ltd.* 19,090 19,971
Evergrande Property Services Group
Ltd.*(b) 2,002,500 301,449
Farglory Land Development Co. Ltd. 11,524 20,206
Fortress Real Estate Investments
Ltd., Class B 37,305 50,149
Fu Hua Innovation Co. Ltd. 150,900 96,212
Ganesh Housing Ltd. 920 8,625
Gemdale Corp., Class A* 23,000 12,642
Godrej Properties Ltd.* 1,890 48,713
Greenland Holdings Corp. Ltd., Class
A* 46,000 11,446
Greentown China Holdings Ltd.(a) 24,500 26,164
Greentown Service Group Co. Ltd.(b) 516,000 296,765
Hainan Airport Infrastructure Co. Ltd.,
Class A 23,000 15,940
Hangzhou Binjiang Real Estate
Group Co. Ltd., Class A 4,300 6,420
Hanson International Tbk. PT*‡ 2,409,275 —
Highwealth Construction Corp. 32,559 41,306
Hiyes International Co. Ltd. 16,932 46,157
Hopson Development Holdings Ltd.* 32,200 13,050
Hua Yu Lien Development Co. Ltd. 45,550 92,164
Huaku Development Co. Ltd. 5,987 20,255
Huang Hsiang Construction Corp. 50,690 68,019
Iguatemi SA 84,900 385,784
IOI Properties Group Bhd. 38,700 19,405
KE Holdings, Inc., Class A 32,611 184,785
Kindom Development Co. Ltd. 146,831 159,054
Knowledge Economic City Co.* 5,382 17,494
Kuwait Real Estate Co. KSC* 13,349 18,483
LAMDA Development SA* 2,806 23,966
Land & Houses PCL, NVDR 207,600 25,039
Investments Shares Value
Real Estate Management & Development
(continued)
Lodha Developers Ltd.(b) 4,050 $ 54,652
Longfor Group Holdings Ltd.(a)(b) 47,488 58,717
LSR Group PJSC, Class A*‡ 21,295 —
Mabanee Co. KPSC 10,312 33,830
Mah Sing Group Bhd. 649,800 161,364
Makkah Construction & Development
Co. 1,380 32,769
MAS P.L.C.*(a) 194,488 236,763
Matrix Concepts Holdings Bhd. 461,350 150,919
MBK PCL, NVDR 186,944 95,394
Megaworld Corp. 3,285,000 111,082
Multiplan Empreendimentos
Imobiliarios SA 5,000 25,524
Nanjing Gaoke Co. Ltd., Class A 14,100 18,276
Oberoi Realty Ltd. 1,935 38,763
Onewo, Inc., Class H 5,000 14,346
OSK Holdings Bhd. 546,800 185,400
Pakuwon Jati Tbk. PT 5,193,000 114,914
Pantai Indah Kapuk Dua Tbk. PT 24,000 20,277
Parque Arauco SA 15,548 43,401
Phoenix Mills Ltd. (The) 3,002 56,901
Plaza SA 10,212 28,777
PNB Holdings Corp.*‡ 46,815 30,158
Poly Developments and Holdings
Group Co. Ltd., Class A 17,100 17,621
Poly Property Services Co. Ltd.,
Class H(b) 55,400 239,072
Prestige Estates Projects Ltd. 2,031 39,917
Radiance Holdings Group Co.
Ltd.*(a)(b) 225,000 68,320
RAK Properties PJSC* 58,880 22,603
Retal Urban Development Co., Class
A 8,096 25,410
Robinsons Land Corp. 580,500 146,975
Ruentex Development Co. Ltd. 39,428 38,221
Salhia Real Estate Co. KSCP 4,508 6,154
Sansiri PCL, NVDR 2,245,500 97,223
Saudi Real Estate Co.* 1,288 4,942
Seazen Group Ltd.*(a) 94,000 26,487
Shanghai Jinqiao Export Processing
Zone Development Co. Ltd., Class
B 90,092 68,380
Shanghai Lujiazui Finance & Trade
Zone Development Co. Ltd., Class
A 9,200 11,071
Shanghai Lujiazui Finance & Trade
Zone Development Co. Ltd., Class
B 4,900 2,127
Shanghai Zhangjiang High-Tech Park
Development Co. Ltd., Class A 4,700 29,402
Shenzhen Overseas Chinese Town
Co. Ltd., Class A* 32,200 10,773
Sichuan Languang Justbon Services
Group Co. Ltd., Class H*‡ 26,500 —
SignatureGlobal India Ltd.* 1,472 17,980
Sime Darby Property Bhd. 67,600 21,791
Sinic Holdings Group Co. Ltd.*‡ 318,000 —

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 154
Investments Shares Value
COMMON STOCKS (continued)
Real Estate Management & Development
(continued)
Sinyi Realty, Inc. 90,000 $ 66,312
SM Prime Holdings, Inc. 171,000 65,088
Sobha Ltd. 1,104 20,130
SP Setia Bhd. Group 50,000 10,327
Sunac China Holdings Ltd.*(a) 184,000 34,564
Supalai PCL, NVDR 279,800 147,969
Talaat Moustafa Group 19,728 24,017
TECOM Group PJSC 14,398 12,779
Tropicana Corp. Bhd.* 50,600 14,136
UEM Sunrise Bhd. 64,400 9,841
United Development Co. QSC 612,900 158,738
UOA Development Bhd. 9,700 4,285
Valor Estate Ltd.* 76,365 128,073
WHA Corp. PCL, NVDR 227,890 22,976
Yea Shin International Development
Co. Ltd. 154,494 124,134
Youngor Fashion Co. Ltd., Class A 14,400 15,183
Yuexiu Property Co. Ltd.(a) 19,079 10,997
Yungshin Construction &
Development Co. Ltd. 1,600 3,982
Zhuhai Huafa Properties Co. Ltd.,
Class A 4,900 3,389
Zhuhai Zhumian Group Co. Ltd.* 13,800 12,843
8,904,856
Residential REITs -
0.0%(d)
Emlak Konut Gayrimenkul Yatirim
Ortakligi A/S, REIT 51,117 24,581
Retail REITs -
0.6%
Axtra Future City Freehold and
Leasehold REIT, REIT 436,400 166,004
Hyprop Investments Ltd., REIT(a) 142,785 422,856
IGB REIT, REIT 39,800 25,564
LOTTE REIT Co. Ltd., REIT 2,174 5,882
Nexus Select Trust, REIT 10,105 18,553
Pavilion REIT, REIT 15,000 6,626
Resilient REIT Ltd., REIT(a) 111,375 454,046
Sunway REIT, REIT 30,900 15,494
Vukile Property Fund Ltd., REIT 502,965 656,401
1,771,426
Semiconductors & Semiconductor Equipment -
10.1%
3peak, Inc., Class A* 552 13,174
ACM Research Shanghai, Inc., Class
A 1,081 26,973
ADATA Technology Co. Ltd. 118,182 761,200
Advanced Echem Materials Co. Ltd. 1,000 28,984
Advanced Wireless Semiconductor
Co. 5,104 18,430
Airoha Technology Corp. 1,250 20,331
Alchip Technologies Ltd. 1,100 125,061
Amlogic Shanghai Co. Ltd., Class A* 1,104 13,347
Andes Technology Corp.* 1,507 13,138
Investments Shares Value
Semiconductors & Semiconductor Equipment
(continued)
Anji Microelectronics Technology
Shanghai Co. Ltd., Class A 214 $ 5,921
AP Memory Technology Corp. 2,224 29,300
Ardentec Corp. 15,298 46,529
ASE Technology Holding Co. Ltd. 81,850 658,986
ASMedia Technology, Inc. 464 21,811
ASPEED Technology, Inc. 400 71,175
ASR Microelectronics Co. Ltd., Class
A* 987 12,952
Black Sesame International Holding
Ltd.* 9,400 30,357
Cambricon Technologies Corp. Ltd.,
Class A* 490 94,716
China Resources Microelectronics
Ltd., Class A 1,610 11,484
Chipbond Technology Corp. 17,001 32,961
ChipMOS Technologies, Inc. 222,035 234,740
DB HiTek Co. Ltd. 753 31,077
Dosilicon Co. Ltd., Class A* 2,438 32,046
Duk San Neolux Co. Ltd.* 506 14,952
Elan Microelectronics Corp. 3,378 13,626
Elite Advanced Laser Corp. 1,534 13,673
Elite Semiconductor Microelectronics
Technology, Inc. 97,036 285,038
eMemory Technology, Inc. 900 58,261
Ennostar, Inc. 243,658 272,263
Eo Technics Co. Ltd. 315 52,178
Episil Technologies, Inc.* 6,292 11,564
Everlight Electronics Co. Ltd. 11,850 22,589
Faraday Technology Corp. 4,154 24,661
Fitipower Integrated Technology, Inc. 42,269 209,001
Flat Glass Group Co. Ltd., Class H(a) 1,000 1,572
FocalTech Systems Co. Ltd. 4,711 9,072
Formosa Sumco Technology Corp. 1,000 3,253
Foxsemicon Integrated Technology,
Inc. 2,650 31,982
GalaxyCore, Inc., Class A 5,014 11,250
GCL System Integration Technology
Co. Ltd., Class A* 9,800 3,430
GCL Technology Holdings Ltd.*(a) 184,000 32,197
GemVax & Kael Co. Ltd.* 900 30,479
Genesys Logic, Inc. 2,000 7,026
Global Mixed Mode Technology, Inc. 2,448 18,594
Global Unichip Corp. 1,432 71,272
Globalwafers Co. Ltd. 5,803 95,895
Grand Process Technology Corp. 500 23,665
Greatek Electronics, Inc. 7,632 17,503
Gudeng Precision Industrial Co. Ltd. 1,812 20,807
Hana Micron, Inc. 18,540 382,577
Hangzhou First Applied Material Co.
Ltd., Class A 9,200 20,305
Hanmi Semiconductor Co. Ltd. 784 79,074
Hua Hong Semiconductor Ltd., Class
H*(b) 6,000 61,566
Inari Amertron Bhd. 16,200 10,135

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)
155 FLEXSHARES ANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment
(continued)
InnoScience Suzhou Technology
Holding Co. Ltd., Class H* 4,600 $ 46,431
ITE Technology, Inc. 4,100 17,405
ITH Corp. 90,000 134,820
JA Solar Technology Co. Ltd., Class
A* 9,200 18,210
JCET Group Co. Ltd., Class A 4,600 25,880
Jentech Precision Industrial Co. Ltd. 1,287 89,174
Jusung Engineering Co. Ltd. 1,152 24,823
King Yuan Electronics Co. Ltd. 24,326 171,717
Kinsus Interconnect Technology
Corp. 4,000 17,761
Koh Young Technology, Inc. 1,932 22,646
LandMark Optoelectronics Corp. 2,048 28,347
LEENO Industrial, Inc. 530 21,464
LONGi Green Energy Technology
Co. Ltd., Class A* 5,848 17,355
LX Semicon Co. Ltd. 3,870 155,642
M31 Technology Corp. 460 6,113
Machvision, Inc. 1,123 20,567
Macronix International Co. Ltd.* 31,104 31,568
Malaysian Pacific Industries Bhd. 4,600 32,951
Marketech International Corp. 2,489 19,918
MediaTek, Inc. 22,000 937,510
Montage Technology Co. Ltd., Class
A 1,608 30,811
MPI Corp. 1,428 97,550
Nanya Technology Corp.* 9,385 40,451
NAURA Technology Group Co. Ltd.,
Class A 1,080 61,801
Novatek Microelectronics Corp. 9,312 119,047
Nuvoton Technology Corp. 4,000 8,015
OmniVision Integrated Circuits
Group, Inc. 900 16,538
Orient Semiconductor Electronics
Ltd. 14,256 22,538
Pan Jit International, Inc. 8,000 21,938
Parade Technologies Ltd. 1,400 30,968
Phison Electronics Corp. 2,776 96,173
Phoenix Silicon International Corp. 4,061 22,920
Pixart Imaging, Inc. 3,200 24,150
Powerchip Semiconductor
Manufacturing Corp.* 52,000 53,284
Powertech Technology, Inc. 14,550 81,882
Premier Energies Ltd.(b) 517 6,367
PSK Holdings, Inc. 3,465 119,411
Radiant Opto-Electronics Corp. 8,350 35,854
Raydium Semiconductor Corp. 22,380 177,272
Realtek Semiconductor Corp. 7,724 129,399
RichWave Technology Corp. 2,388 12,002
Sanan Optoelectronics Co. Ltd.,
Class A 9,200 17,939
SDI Corp. 1,781 4,953
Shanghai Awinic Technology Co.
Ltd., Class A 1,104 12,871
Investments Shares Value
Semiconductors & Semiconductor Equipment
(continued)
Shanghai Fudan Microelectronics
Group Co. Ltd., Class A 1,564 $ 13,898
Shanghai Fudan Microelectronics
Group Co. Ltd., Class H 4,000 21,780
Sigurd Microelectronics Corp. 16,300 55,410
Silergy Corp. 4,000 28,952
Silicon Integrated Systems Corp. 5,959 10,739
Sino-American Silicon Products, Inc. 16,352 66,491
Sitronix Technology Corp. 5,674 37,007
SK hynix, Inc. 12,645 4,961,260
Skytech, Inc. 1,000 8,393
Sunplus Technology Co. Ltd.* 5,116 3,586
Taesung Co. Ltd.* 506 8,488
Taiwan Semiconductor Manufacturing
Co. Ltd. 331,266 16,164,048
TechWing, Inc. 1,150 53,918
Tokai Carbon Korea Co. Ltd. 276 32,157
Tongwei Co. Ltd., Class A* 4,600 16,024
Topco Scientific Co. Ltd. 2,704 30,083
Trina Solar Co. Ltd., Class A* 4,502 12,892
Unisem M Bhd. 41,400 34,895
United Microelectronics Corp. 278,332 420,110
United Renewable Energy Co. Ltd.* 50,256 11,182
UPI Semiconductor Corp. 1,358 8,305
Vanguard International
Semiconductor Corp. 15,078 47,430
Verisilicon Microelectronics Shanghai
Co. Ltd., Class A* 1,233 27,647
Via Technologies, Inc. 5,424 9,281
VisEra Technologies Co. Ltd. 1,392 11,683
Visual Photonics Epitaxy Co. Ltd. 4,000 18,022
ViTrox Corp. Bhd. 9,400 10,123
WAAREE Energies Ltd. 322 12,432
Win Semiconductors Corp. 6,961 24,342
Winbond Electronics Corp.* 63,007 111,089
WinWay Technology Co. Ltd. 650 55,610
WONIK IPS Co. Ltd. 1,269 57,182
Xinjiang Daqo New Energy Co. Ltd.,
Class A* 4,462 18,787
XinTec, Inc. 3,000 14,931
Xinyi Solar Holdings Ltd.(a) 123,637 56,949
29,803,715
Software -
0.3%
360 Security Technology, Inc., Class
A 9,200 15,481
AurionPro Solutions Ltd. 517 7,031
Beijing Fourth Paradigm Technology
Co. Ltd., Class H* 9,100 65,274
Beijing Kingsoft Office Software, Inc.,
Class A 151 7,620
Beijing Shiji Information Technology
Co. Ltd., Class A 9,200 12,765
Birlasoft Ltd. 6,026 25,225
CE Info Systems Ltd. 506 10,370
CETC Cyberspace Security
Technology Co. Ltd., Class A 4,600 11,828

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 156
Investments Shares Value
COMMON STOCKS (continued)
Software
(continued)
Dmall, Inc.* 9,200 $ 10,275
Douzone Bizon Co. Ltd. 350 21,888
Horizon Robotics*(a) 108,000 122,282
Hundsun Technologies, Inc., Class A 4,550 20,123
Iflytek Co. Ltd., Class A 4,800 37,518
Inspur Digital Enterprise Technology
Ltd. 12,000 12,151
Intellect Design Arena Ltd. 2,484 31,718
Kingdee International Software
Group Co. Ltd.* 40,000 75,448
KPIT Technologies Ltd. 2,330 30,623
Newgen Software Technologies Ltd. 1,920 21,112
Oracle Financial Services Software
Ltd. 322 30,886
Phoenix Group plc* 81,328 27,457
Pony AI, Inc., ADR* 2,208 41,245
Qi An Xin Technology Group, Inc.,
Class A* 2,254 12,374
Shanghai Baosight Software Co.
Ltd., Class A 3,200 10,342
Shanghai Stonehill Technology Co.
Ltd., Class A* 13,800 15,345
Tata Elxsi Ltd. 506 31,091
TOTVS SA 9,000 74,154
Tuya, Inc., Class A 9,200 20,786
Venustech Group, Inc., Class A* 4,700 10,347
812,759
Specialty Retail -
0.9%
Abu Dhabi National Oil Co. for
Distribution PJSC 28,106 27,471
Aditya Birla Fashion and Retail Ltd.* 6,536 6,011
Aldrees Petroleum and Transport
Services Co. 768 31,395
Ali Alghanim Sons Automotive Co.
KSCC 7,452 26,050
BrainBees Solutions Ltd.* 2,346 9,207
Cartrade Tech Ltd.* 1,058 35,987
China Tourism Group Duty Free
Corp. Ltd., Class A 900 9,625
Chow Tai Fook Jewellery Group Ltd.
(a) 38,000 74,414
Com7 PCL, NVDR 400 309
Cosan SA* 36,500 41,684
Dogus Otomotiv Servis ve Ticaret A/S 3,220 13,807
Empresas Copec SA 8,235 58,902
Foschini Group Ltd.(a) 8,865 47,106
FSN E-Commerce Ventures Ltd.* 17,844 49,839
HLA Group Corp. Ltd., Class A 5,200 4,525
Home Product Center PCL, NVDR 800 162
Hotai Motor Co. Ltd. 6,120 112,681
Hotel Shilla Co. Ltd.* 414 14,151
Italtile Ltd. 138,735 73,960
Jarir Marketing Co. 4,888 18,508
JUMBO SA 3,015 95,837
Investments Shares Value
Specialty Retail
(continued)
Lojas Renner SA* 20,820 $ 57,374
M.Video PJSC*‡ 31,680 —
Map Aktif Adiperkasa PT 3,515,282 147,967
Metro Brands Ltd. 1,409 17,917
Motus Holdings Ltd. 54,990 331,098
MR DIY Group M Bhd.(b) 57,600 22,006
Mr Price Group Ltd. 4,140 49,412
National Petroleum Co. Ltd. 2,000 3,728
Nice One Beauty Digital Marketing
Co.* 2,438 16,292
Oriental Holdings Bhd. 8,500 13,903
Oula Fuel Marketing Co. 8,298 8,272
Padini Holdings Bhd. 184,800 83,398
Pan German Universal Motors Ltd. 8,370 79,096
Pepkor Holdings Ltd.(b) 36,675 55,862
Pop Mart International Group Ltd.(b) 9,400 268,012
PTT Oil & Retail Business PCL,
NVDR 47,500 21,594
Saudi Automotive Services Co.* 1,472 28,144
Shanghai Yuyuan Tourist Mart Group
Co. Ltd., Class A 13,800 10,786
Siam Global House PCL, NVDR 112,810 24,073
Topsports International Holdings Ltd.
(b) 52,000 20,607
Trent Ltd. 2,295 121,362
Truworths International Ltd.(a) 11,385 34,058
Ultrapar Participacoes SA 18,000 71,563
United Electronics Co. 874 20,672
Uxin Ltd., ADR* 2,622 6,555
Vibra Energia SA 22,500 99,440
We Buy Cars Holdings Ltd.(a) 134,055 355,778
XXF Group Holdings Ltd.*(a) 40,000 48,944
Zhongsheng Group Holdings Ltd.(a) 12,000 18,960
2,788,504
Technology Hardware, Storage & Peripherals -
5.0%
Acer, Inc. 59,750 58,407
Advantech Co. Ltd. 8,552 87,214
AIC, Inc. 11,836 146,501
Asia Vital Components Co. Ltd. 5,136 238,079
ASROCK, Inc. 1,086 11,340
Asustek Computer, Inc. 18,000 408,119
AURAS Technology Co. Ltd. 1,550 53,194
Catcher Technology Co. Ltd. 7,418 47,899
Chenming Electronic Technology
Corp. 3,654 14,799
Chicony Electronics Co. Ltd. 13,050 55,187
China Greatwall Technology Group
Co. Ltd., Class A* 5,500 13,075
Clevo Co. 13,536 17,437
Compal Electronics, Inc. 92,000 98,910
CosmoAM&T Co. Ltd.* 874 34,046
Ennoconn Corp. 2,304 21,923
Getac Holdings Corp. 9,843 44,186
Gigabyte Technology Co. Ltd. 8,976 81,903
HTC Corp.* 11,432 18,780

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)
157 FLEXSHARES ANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Technology Hardware, Storage & Peripherals
(continued)
IEI Integration Corp. 45,219 $ 98,702
Innodisk Corp. 1,347 18,885
Inventec Corp. 48,008 71,682
JPC connectivity, Inc. 1,842 10,037
King Slide Works Co. Ltd. 1,104 147,602
Kinpo Electronics 22,751 16,837
Legend Holdings Corp., Class H*(b) 211,500 273,212
Lenovo Group Ltd. 156,000 228,013
Lite-On Technology Corp. 35,626 208,024
Micro-Star International Co. Ltd. 16,000 56,992
Mitac Holdings Corp. 15,734 51,183
Netweb Technologies India Ltd. 690 31,385
Pegatron Corp. 53,304 128,661
Qisda Corp. 37,720 38,099
Quanta Computer, Inc. 41,335 404,059
Quanta Storage, Inc. 5,200 18,015
Samsung Electronics Co. Ltd. 112,590 8,495,122
Samsung Electronics Co. Ltd.
(Preference) 18,945 1,122,273
Shenzhen Transsion Holdings Co.
Ltd., Class A 1,303 13,976
Wistron Corp. 44,429 217,513
Wiwynn Corp. 1,650 234,288
Xiaomi Corp., Class B*(b) 231,200 1,285,072
14,620,631
Textiles, Apparel & Luxury Goods -
1.1%
361 Degrees International Ltd.(a) 270,000 204,266
Aksa Akrilik Kimya Sanayii A/S 38,400 11,324
ANTA Sports Products Ltd.(a) 19,400 202,182
Arvind Ltd. 4,000 14,365
Azzas 2154 SA 55,042 293,447
Bata India Ltd. 1,150 13,869
Bosideng International Holdings Ltd. 90,000 55,119
China National Gold Group Gold
Jewellery Co. Ltd., Class A 9,200 10,683
DI Dong Il Corp. 414 5,254
Eclat Textile Co. Ltd. 3,546 47,351
F&F Co. Ltd. 460 19,791
Feng TAY Enterprise Co. Ltd. 11,872 47,116
FF Group*‡ 3,536 —
Fuguiniao Group Ltd.*‡ 334,800 —
Fulgent Sun International Holding
Co. Ltd. 54,083 169,070
Garware Technical Fibres Ltd. 940 8,038
JNBY Design Ltd.(b) 69,500 161,048
Kalyan Jewellers India Ltd. 5,934 34,071
KPR Mill Ltd. 1,754 21,130
Lao Feng Xiang Co. Ltd., Class B 7,400 27,069
Laopu Gold Co. Ltd., Class H(a) 400 35,228
Li Ning Co. Ltd. 61,000 132,482
Makalot Industrial Co. Ltd. 4,420 38,677
Mavi Giyim Sanayi ve Ticaret A/S,
Class B(b) 220,500 211,335
Misto Holdings Corp. 966 24,951
Investments Shares Value
Textiles, Apparel & Luxury Goods
(continued)
Page Industries Ltd. 94 $ 43,627
Pou Chen Corp. 74,600 71,103
Relaxo Footwears Ltd. 2,116 10,396
Ruentex Industries Ltd. 16,940 29,592
Safari Industries India Ltd. 368 8,850
Shenzhou International Group
Holdings Ltd. 9,500 82,017
Shinkong Textile Co. Ltd. 7,600 13,944
Sports Gear Co. Ltd. 31,269 114,432
Swan Corp. Ltd. 5,658 29,931
Tainan Spinning Co. Ltd. 405,000 166,000
Taiwan Paiho Ltd. 97,000 180,489
Titan Co. Ltd. 5,580 235,511
Trident Ltd. 22,165 7,148
Vardhman Textiles Ltd. 6,302 30,956
Vedant Fashions Ltd. 864 6,285
Vivara Participacoes SA 5,300 30,707
Welspun Living Ltd. 7,370 10,764
Wiselink Co. Ltd. 3,252 19,518
Xtep International Holdings Ltd. 28,949 20,970
Youngone Corp. 480 19,473
Youngone Holdings Co. Ltd. 1,755 175,038
3,094,617
Tobacco -
0.3%
Godfrey Phillips India Ltd. 414 14,353
Gudang Garam Tbk. PT 194,282 202,109
ITC Ltd. 43,515 206,052
KT&G Corp. 2,655 250,080
RLX Technology, Inc., ADR 9,614 23,458
Smoore International Holdings Ltd.(b) 31,000 52,211
748,263
Trading Companies & Distributors -
0.3%
Adani Enterprises Ltd. 5,265 147,147
BOC Aviation Ltd.(b) 4,900 42,934
Bohai Leasing Co. Ltd., Class A* 18,800 9,435
Brighton-Best International Taiwan,
Inc. 14,272 15,553
Chin Hin Group Bhd.* 18,800 10,370
COSCO SHIPPING Development
Co. Ltd., Class A 37,600 13,849
HextarTechnologies Solutions Bhd.* 41,400 11,665
IndiaMart InterMesh Ltd.(b) 715 19,797
LX International Corp. 10,260 217,118
Posco International Corp. 1,035 39,954
Realord Group Holdings Ltd.* 14,000 22,138
Shanghai Waigaoqiao Free Trade
Zone Group Co. Ltd., Class B 22,310 15,840
Shanxi Coal International Energy
Group Co. Ltd., Class A 11,400 17,693
Sinochem International Corp., Class
A* 18,800 11,047
SK Networks Co. Ltd. 35,235 112,277
Xiamen C & D, Inc., Class A 9,400 13,466

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 158
Investments Shares Value
COMMON STOCKS (continued)
Trading Companies & Distributors
(continued)
Xiamen ITG Group Corp. Ltd., Class
A 13,800 $ 12,571
732,854
Transportation Infrastructure -
0.7%
Abu Dhabi Ports Co. PJSC* 33,810 42,159
Adani Ports & Special Economic
Zone Ltd. 12,690 207,494
Airports of Thailand PCL 54,000 68,888
Airports of Thailand PCL, NVDR 4,500 5,741
Bangkok Expressway & Metro PCL,
NVDR 18,200 2,899
Beibuwan Port Co. Ltd., Class A 4,900 6,034
Celebi Hava Servisi A/S 276 10,240
China Merchants Expressway
Network & Technology Holdings
Co. Ltd., Class A 9,600 13,846
China Merchants Port Holdings Co.
Ltd. 34,521 66,802
COSCO SHIPPING Ports Ltd.(a) 12,216 9,006
Evergreen International Storage &
Transport Corp. 7,760 14,464
GMR Airports Ltd.* 45,394 48,052
Grupo Aeroportuario del Centro Norte
SAB de CV, Class B 4,700 58,002
Grupo Aeroportuario del Pacifico
SAB de CV, Class B 5,400 112,727
Grupo Aeroportuario del Sureste
SAB de CV, Class B 2,350 71,190
Guangdong Provincial Expressway
Development Co. Ltd., Class B 9,800 10,768
Huaihe Energy Group Co. Ltd., Class
A* 23,000 12,060
International Container Terminal
Services, Inc. 12,600 113,475
Jasa Marga Persero Tbk. PT 11,523 2,474
Jiangsu Expressway Co. Ltd., Class
H 32,000 38,949
JSW Infrastructure Ltd. 1,564 5,107
Motiva Infraestrutura de Mobilidade
SA 23,282 68,655
Ningbo Zhoushan Port Co. Ltd.,
Class A 23,500 12,422
Novorossiysk Commercial Sea Port
PJSC*‡ 189,696 —
Piraeus Port Authority SA 460 22,830
Promotora y Operadora de
Infraestructura SAB de CV 3,174 41,166
Qingdao Port International Co. Ltd.,
Class A 5,200 6,243
Qingdao Port International Co. Ltd.,
Class H(b) 23,000 21,011
Salik Co. PJSC 25,267 41,138
Saudi Ground Services Co. 1,815 21,343
Investments Shares Value
Transportation Infrastructure
(continued)
Shanghai International Port Group
Co. Ltd., Class A 19,300 $ 15,140
Shenzhen Expressway Corp. Ltd.,
Class H 18,000 16,814
Shenzhen International Holdings Ltd. 26,562 27,511
Sociedad Matriz SAAM SA 217,948 28,916
Taiwan High Speed Rail Corp. 46,000 40,926
TangShan Port Group Co. Ltd., Class
A 23,300 13,004
TAV Havalimanlari Holding A/S* 4,067 25,632
WCE Holdings Bhd.* 64,400 10,149
Westports Holdings Bhd. 17,569 21,605
Zhejiang Expressway Co. Ltd., Class
H 622,000 606,618
1,961,500
Water Utilities -
0.6%
Aguas Andinas SA, Class A 69,842 26,612
AlKhorayef Water & Power
Technologies Co. 690 27,691
Beijing Capital Eco-Environment
Protection Group Co. Ltd., Class A 24,000 10,763
Beijing Enterprises Water Group Ltd.
(a) 132,000 42,459
China Water Affairs Group Ltd.(a) 270,000 218,162
Cia de Saneamento Basico do
Estado de Sao Paulo SABESP 5,700 139,538
Cia de Saneamento de Minas Gerais
Copasa MG 72,000 505,256
Cia De Sanena Do Parana 90,000 576,251
Guangdong Investment Ltd. 56,000 53,246
Luenmei Quantum Co. Ltd., Class A 13,800 17,072
Manila Water Co., Inc. 378,000 223,203
National Central Cooling Co. PJSC 25,990 21,370
VA Tech Wabag Ltd. 987 15,723
1,877,346
Wireless Telecommunication Services -
1.0%
Advanced Info Service PCL, NVDR 18,000 168,115
America Movil SAB de CV, Series B 427,002 487,733
Axiata Group Bhd. 43,804 26,253
Bharti Airtel Ltd. 38,250 885,249
Bharti Hexacom Ltd. 874 18,321
Celcomdigi Bhd. 59,400 51,060
Etihad Etisalat Co. 5,985 108,125
Far EasTone Telecommunications
Co. Ltd. 30,033 90,370
Indosat Tbk. PT 127,200 14,418
Kuwait Telecommunications Co. 5,658 10,949
Maxis Bhd. 42,000 38,109
Mobile Telecommunications Co.
KSCP 50,355 87,110
Mobile Telecommunications Co.
Saudi Arabia 1,380 4,228
Mobile TeleSystems PJSC*‡ 31,356 —
MTN Group Ltd. 37,845 377,587
PLDT, Inc. 2,475 47,103

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)
159 FLEXSHARES ANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Wireless Telecommunication Services
(continued)
Sistema AFK PAO*‡ 122,643 $ —
SK Telecom Co. Ltd. 2,205 80,942
Taiwan Mobile Co. Ltd. 20,000 71,240
TIM SA 18,000 81,190
Turkcell Iletisim Hizmetleri A/S 22,095 52,390
Vodacom Group Ltd. 11,295 91,259
Vodafone Idea Ltd.* 435,022 42,781
Vodafone Qatar PQSC 44,198 29,194
XLSMART Telecom Sejahtera Tbk.
PT 199,502 31,311
2,895,037
Total Common Stocks
(Cost $189,668,484) 290,626,004
PREFERRED STOCKS -
0.0%(d)
Automobiles -
0.0%(d)
TVS Motor Co. Ltd.
6.00%, 09/01/26
*‡
(Cost $1,489)
13,616 1,485
Number
of Rights
RIGHTS - 0.0%(d)
Banks - 0.0%(d)
Taichung Commercial Bank Co. Ltd.,
expiring 12/8/2025, price 1.00 TWD
(Cost $–) 777 63
Principal
Amount
SECURITIES LENDING REINVESTMENTS - 1.4%(e)
REPURCHASE AGREEMENTS - 1.4%
CF Secured LLC
4.13%, dated 10/31/2025, due
11/3/2025, repurchase price
$3,296,373, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 6.75%,
maturing 11/15/2025 - 2/15/2055;
total market value $3,344,314 $ 3,295,239 3,295,239
National Bank of Canada Financial Inc.
4.19%, dated 10/31/2025, due
11/3/2025, repurchase price
$580,203, collateralized by
various Common Stocks; total
market value $653,180 580,000 580,000
Investments
Principal
Amount Value
REPURCHASE AGREEMENTS (continued)
TD Prime Services LLC
3.97%, dated 10/31/2025, due
11/3/2025, repurchase price
$105,855, collateralized by
various Common Stocks; total
market value $116,752 $ 105,820 $ 105,820
3,981,059
Total Securities Lending Reinvestments
(Cost $3,981,059) 3,981,059
Total Investments - 100.2%
(Cost $193,651,032) 294,608,611
Liabilities in excess of other assets - (0.2%) (451,073)
NET ASSETS - 100.0% $294,157,538
* Non-income producing security.
‡ Security is valued using significant unobservable inputs
and is classified as Level 3 in the fair value hierarchy.
(a) The security or a portion of this security is on loan at
October 31, 2025. The total value of securities on loan
at October 31, 2025 was $13,167,683, collateralized
in the form of cash with a value of $3,981,059 that was
reinvested in the securities shown in the Securities
Lending Reinvestment section of the Schedule of
Investments; $6,246,111 of collateral in the form of U.S.
Government Treasury Securities, interest rates ranging
from 0.00% – 6.00%, and maturity dates ranging from
November 6, 2025 – August 15, 2055 and $3,833,635
of collateral in the form of Foreign Government Fixed
Income Securities, interest rates ranging from 0.00% –
6.25%, and maturity dates ranging from February 15,
2026 – November 2, 2086; a total value of $14,060,805.
(b) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies
to securities offerings that are made outside of the
United States and do not involve direct selling efforts in
the United States and as such may have restrictions on
resale.
(c) Security exempt from registration pursuant to Rule 144A
under the Securities Act of 1933, as amended. These
securities may be resold in transactions exempt from
registration to qualified institutional investors. At October
31, 2025, the value of these securities amounted to
approximately $33,907 or 0.01% of net assets.
(d) Represents less than 0.05% of net assets.
(e) The security was purchased with cash collateral held
from securities on loan at October 31, 2025. The total
value of securities purchased was $3,981,059.
Percentages shown are based on Net Assets.
Abbreviations
ADR — American Depositary Receipt
GDR — Global Depositary Receipt
NVDR — Non-Voting Depositary Receipt
PJSC — Public Joint Stock Company

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 160
Preference — A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
REIT — Real Estate Investment Trust
SCA — Limited partnership with share capital
As of October 31, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 110,534,774
Aggregate gross unrealized depreciation (18,487,305)
Net unrealized appreciation $ 92,047,469
Federal income tax cost $ 202,800,450
Futures Contracts
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund had the following open futures contracts as of October 31, 2025:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Appreciation *
Long Contracts
MSCI Emerging Markets E-Mini Index 71 12/19/2025 USD $ 4,996,980 $ 233,478
*
This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the
Statement of Assets and Liabilities for futures contracts.
Forward Foreign Currency Contracts
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund had the following outstanding contracts as of October 31, 2025:
Contracts to Receive Counterparty In Exchange For Maturity Date
Unrealized
Appreciation/
(Depreciation)
USD 174,784 Goldman Sachs & Co. INR
*
15,531,500 12/17/2025 $ 219
USD 183,685 Goldman Sachs & Co. KRW
*
254,462,590 12/17/2025 4,721
USD 284,610 Citibank NA TWD
*
8,556,120 12/17/2025 5,440
Total unrealized appreciation $ 10,380
USD 229,559 Citibank NA BRL
*
1,270,000 12/17/2025 $ (3,832)
USD 317,430 BNP Paribas SA HKD 2,466,137 12/17/2025 (78)
USD 21,504 Goldman Sachs & Co. MXN 404,000 12/17/2025 (173)
USD 54,179 UBS AG ZAR 950,000 12/17/2025 (467)
Total unrealized depreciation $ (4,550)
Net unrealized appreciation $ 5,830
* Non-deliverable forward. See Note 2 in the Notes to Financial Statements.

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)
161 FLEXSHARES ANNUAL REPORT
Abbreviations:
BRL — Brazilian Real
HKD — Hong Kong Dollar
INR — Indian Rupee
KRW — Korean Won
MXN — Mexican Peso
TWD — Taiwan Dollar
USD — US Dollar
ZAR — South African Rand
FlexShares® Morningstar Emerging Markets Factor Tilt Index invested, as a percentage of net assets, in companies domiciled in the following countries as of October 31, 2025:
Australia 0.0
†
Belgium 0.0
†
Brazil 5.2%
Cayman Islands 0.0
†
Chile 0.8
China 24.3
Colombia 0.3
Czech Republic 0.1
Egypt 0.4
Germany 0.0
†
Greece 0.6
Hungary 0.3
India 13.1
Indonesia 2.1
Kuwait 0.7
Luxembourg 0.0
†
Malaysia 2.1
Mexico 2.6
North Korea 0.0
†
Peru 0.4
Philippines 0.9
Qatar 1.4
Romania 0.1
Saudi Arabia 2.1
Singapore 0.0
†
South Africa 4.4
South Korea 14.7
Taiwan 17.2
Thailand 1.7
Turkey 1.0
United Arab Emirates 2.3
United Kingdom 0.0
†
United States 0.0
†
Other
1
1.2
100.0%
†
Amount represents less than 0.05%.
1
Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 162
Security Type % of Net Assets
Common Stocks 98.8%
Preferred Stocks 0.0
†
Rights 0.0
†
Securities Lending Reinvestments 1.4
Others
(1)
(0.2)
100.0%
†
Amount represents less than 0.05%.
(1)
Includes any other net assets/(liabilities).

163 FLEXSHARES ANNUAL REPORT
See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares® Trust
Schedule of Investments
FlexShares
®
US Quality Large Cap Index Fund
October 31, 2025
Investments Shares Value
COMMON STOCKS -
96 .5%
Aerospace & Defense -
1 .6%
GE Aerospace 26,296 $ 8,124,149
Lockheed Martin Corp. 6,228 3,063,429
11,187,578
Air Freight & Logistics -
1 .0%
CH Robinson Worldwide, Inc. 20,760 3,196,833
Expeditors International of
Washington, Inc.(a) 19,030 2,319,757
United Parcel Service, Inc., Class B 16,608 1,601,343
7,117,933
Automobile Components -
0 .4%
Aptiv plc* 32,870 2,665,757
Automobiles -
1 .3%
Tesla, Inc.* 19,030 8,688,337
Banks -
5 .4%
Bank of America Corp. 184,072 9,838,648
Citigroup, Inc.(a) 104,838 10,612,751
East West Bancorp, Inc. 1,038 105,461
JPMorgan Chase & Co. 44,288 13,778,883
Wells Fargo & Co. 34,600 3,009,162
37,344,905
Biotechnology -
1 .3%
AbbVie, Inc. 6,574 1,433,395
Amgen, Inc. 11,072 3,304,217
Gilead Sciences, Inc. 28,718 3,440,129
United Therapeutics Corp.* 2,422 1,078,832
9,256,573
Broadline Retail -
3 .2%
Amazon.com, Inc.* 72,314 17,660,525
eBay, Inc. 38,060 3,094,658
MercadoLibre, Inc.* 622 1,447,556
22,202,739
Building Products -
0 .4%
Carlisle Cos., Inc. 4,498 1,462,075
Masco Corp. 17,300 1,120,348
2,582,423
Capital Markets -
3 .4%
Bank of New York Mellon Corp. (The) 39,790 4,294,535
Franklin Resources, Inc. 128,020 2,894,532
Goldman Sachs Group, Inc. (The) 9,342 7,374,295
Morgan Stanley 29,756 4,879,984
Robinhood Markets, Inc., Class A* 4,498 660,216
State Street Corp. 31,486 3,641,671
23,745,233
Investments Shares Value
Chemicals -
0 .5%
CF Industries Holdings, Inc. 39,098 $ 3,256,472
Communications Equipment -
1 .8%
Arista Networks, Inc.* 16,954 2,673,476
Cisco Systems, Inc. 127,328 9,308,950
F5, Inc.* 2,422 612,887
12,595,313
Construction & Engineering -
0 .1%
EMCOR Group, Inc. 1,384 935,280
Consumer Finance -
1 .6%
Capital One Financial Corp. 32,178 7,078,838
Synchrony Financial(a) 49,478 3,680,174
10,759,012
Consumer Staples Distribution & Retail -
0 .5%
Kroger Co. (The) 46,018 2,928,125
Target Corp.(a) 2,076 192,487
3,120,612
Diversified REITs -
0 .0% (b)
WP Carey, Inc., REIT 2,422 159,852
Diversified Telecommunication Services -
0 .7%
AT&T, Inc. 201,718 4,992,521
Electric Utilities -
2 .8%
Edison International 15,570 862,267
Evergy, Inc.(a) 48,094 3,694,100
Exelon Corp. 85,462 3,941,507
NRG Energy, Inc. 20,414 3,508,350
PPL Corp.(a) 94,112 3,436,970
Southern Co. (The)(a) 39,790 3,741,852
19,185,046
Electrical Equipment -
0 .4%
Emerson Electric Co.(a) 8,650 1,207,280
GE Vernova, Inc. 2,076 1,214,751
2,422,031
Electronic Equipment, Instruments & Components -
1 .0%
Amphenol Corp., Class A 19,030 2,651,640
Flex Ltd.* 11,072 692,221
Jabil, Inc. 12,456 2,751,406
Zebra Technologies Corp., Class A* 2,422 652,124
6,747,391
Entertainment -
1 .8%
Electronic Arts, Inc. 7,266 1,453,636
Netflix, Inc.* 4,963 5,552,902
Spotify Technology SA* 6,808 4,461,418
Warner Bros Discovery, Inc.* 55,706 1,250,600
12,718,556

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
US Quality Large Cap Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 164
Investments Shares Value
COMMON STOCKS (continued)
Financial Services -
2 .9%
Berkshire Hathaway, Inc., Class B* 29,064 $ 13,879,223
Fidelity National Information
Services, Inc. 24,220 1,514,234
Fiserv, Inc.* 13,148 876,840
Global Payments, Inc. 19,030 1,479,773
PayPal Holdings, Inc.* 28,026 1,941,361
19,691,431
Food Products -
0 .3%
Tyson Foods, Inc., Class A 38,406 1,974,452
Ground Transportation -
0 .0% (b)
Uber Technologies, Inc.* 3,460 333,890
Health Care Equipment & Supplies -
1 .0%
Abbott Laboratories 6,228 769,905
GE HealthCare Technologies, Inc. 4,498 337,125
Hologic, Inc.* 14,186 1,048,487
IDEXX Laboratories, Inc.* 1,730 1,089,052
Medtronic plc 5,882 533,498
ResMed, Inc. 12,802 3,160,558
Stryker Corp. 700 249,368
7,187,993
Health Care Providers & Services -
2 .9%
Cardinal Health, Inc. 10,034 1,914,186
Cencora, Inc. 12,110 4,090,879
Centene Corp.* 27,334 966,804
Cigna Group (The) 13,494 3,298,068
CVS Health Corp. 7,612 594,878
HCA Healthcare, Inc. 4,844 2,226,690
McKesson Corp. 6,920 5,614,473
Tenet Healthcare Corp.* 7,958 1,643,247
20,349,225
Health Care Technology -
0 .1%
Veeva Systems, Inc., Class A* 2,422 705,286
Hotels, Restaurants & Leisure -
1 .4%
Booking Holdings, Inc. 776 3,940,326
DoorDash, Inc., Class A* 6,920 1,760,240
Expedia Group, Inc.(a) 4,498 989,560
Royal Caribbean Cruises Ltd. 10,380 2,977,296
9,667,422
Household Durables -
0 .4%
NVR, Inc.* 346 2,494,944
Household Products -
0 .9%
Colgate-Palmolive Co. 19,722 1,519,580
Kimberly-Clark Corp. 18,338 2,195,242
Procter & Gamble Co. (The) 16,608 2,497,345
6,212,167
Industrial Conglomerates -
0 .4%
3M Co. 17,300 2,880,450
Investments Shares Value
Insurance -
1 .5%
Aflac, Inc. 30,448 $ 3,263,721
American International Group, Inc. 45,326 3,578,941
MetLife, Inc. 37,022 2,955,096
Prudential Financial, Inc. 7,612 791,648
10,589,406
Interactive Media & Services -
8 .9%
Alphabet, Inc., Class A 83,076 23,360,141
Alphabet, Inc., Class C 80,066 22,564,200
Meta Platforms, Inc., Class A 24,389 15,812,608
61,736,949
IT Services -
0 .9%
Accenture plc, Class A 11,418 2,855,642
Cognizant Technology Solutions
Corp., Class A 26,988 1,966,885
Gartner, Inc.* 2,076 515,554
Twilio, Inc., Class A* 7,958 1,073,375
6,411,456
Life Sciences Tools & Services -
0 .2%
ICON plc* 3,806 653,947
Waters Corp.* 1,730 604,808
1,258,755
Machinery -
1 .8%
Caterpillar, Inc. 7,958 4,593,835
Cummins, Inc. 4,844 2,120,122
Illinois Tool Works, Inc. 15,570 3,797,834
Snap-on, Inc.(a) 692 232,201
Westinghouse Air Brake
Technologies Corp. 8,650 1,768,406
12,512,398
Media -
0 .2%
Comcast Corp., Class A 32,870 914,937
Fox Corp., Class A(a) 3,460 223,689
Omnicom Group, Inc. 7,612 571,052
1,709,678
Metals & Mining -
1 .1%
Agnico Eagle Mines Ltd. 14,186 2,281,251
Newmont Corp. 62,280 5,042,811
7,324,062
Multi-Utilities -
1 .0%
Consolidated Edison, Inc. 36,676 3,572,609
Public Service Enterprise Group, Inc. 37,022 2,982,493
6,555,102
Oil, Gas & Consumable Fuels -
1 .4%
EOG Resources, Inc. 33,562 3,552,202
Marathon Petroleum Corp. 11,072 2,158,043
Valero Energy Corp. 21,798 3,696,069
9,406,314
Pharmaceuticals -
4 .1%
Bristol-Myers Squibb Co. 111,758 5,148,691

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
US Quality Large Cap Index Fund (cont.)
165 FLEXSHARES ANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Pharmaceuticals
(continued)
Eli Lilly & Co. 5,536 $ 4,776,793
Johnson & Johnson 55,706 10,521,192
Merck & Co., Inc. 51,900 4,462,362
Royalty Pharma plc, Class A(a) 94,804 3,558,942
28,467,980
Professional Services -
0 .9%
Automatic Data Processing, Inc. 5,882 1,531,085
Leidos Holdings, Inc. 19,376 3,690,547
Paychex, Inc.(a) 5,882 688,370
5,910,002
Real Estate Management & Development -
0 .9%
CBRE Group, Inc., Class A* 23,874 3,639,114
Jones Lang LaSalle, Inc.* 7,958 2,427,906
6,067,020
Residential REITs -
0 .4%
AvalonBay Communities, Inc.,
REIT(a) 1,384 240,705
Equity Residential, REIT(a) 2,768 164,530
Essex Property Trust, Inc., REIT 10,034 2,526,260
2,931,495
Retail REITs -
0 .5%
Simon Property Group, Inc., REIT 19,722 3,466,339
Semiconductors & Semiconductor Equipment -
13 .1%
Analog Devices, Inc. 4,152 972,108
Applied Materials, Inc. 22,836 5,323,071
Broadcom, Inc. 59,512 21,997,420
KLA Corp. 5,190 6,273,361
Lam Research Corp. 22,144 3,486,794
NVIDIA Corp. 236,285 47,845,350
QUALCOMM, Inc. 23,874 4,318,807
90,216,911
Software -
8 .4%
Adobe, Inc.* 9,342 3,179,176
AppLovin Corp., Class A* 3,806 2,425,678
Check Point Software Technologies
Ltd.* 14,186 2,775,917
Fair Isaac Corp.* 764 1,267,881
Fortinet, Inc.* 31,140 2,691,430
Gen Digital, Inc. 8,304 218,893
Intuit, Inc. 9,238 6,166,827
Manhattan Associates, Inc.* 2,768 503,970
Microsoft Corp. 60,900 31,534,629
Oracle Corp. 1,384 363,452
Palantir Technologies, Inc., Class A* 19,376 3,884,307
Roper Technologies, Inc. 2,076 926,207
Salesforce, Inc. 5,882 1,531,732
Zoom Communications, Inc., Class
A* 4,844 422,542
57,892,641
Investments Shares Value
Specialized REITs -
0 .5%
VICI Properties, Inc., Class A, REIT 113,142 $ 3,393,129
Specialty Retail -
1 .1%
AutoZone, Inc.* 346 1,271,353
Best Buy Co., Inc. 13,148 1,079,977
Home Depot, Inc. (The) 3,460 1,313,381
Lowe's Cos., Inc. 7,958 1,895,039
Williams-Sonoma, Inc. 11,072 2,151,732
7,711,482
Technology Hardware, Storage & Peripherals -
8 .1%
Apple, Inc. 167,055 45,166,660
Dell Technologies, Inc., Class C 14,878 2,410,385
NetApp, Inc. 27,334 3,219,399
Western Digital Corp. 34,254 5,145,293
55,941,737
Textiles, Apparel & Luxury Goods -
0 .7%
Deckers Outdoor Corp.* 17,992 1,466,348
Ralph Lauren Corp. 3,460 1,106,023
Tapestry, Inc. 17,646 1,937,884
4,510,255
Tobacco -
1 .2%
Altria Group, Inc. 82,002 4,623,273
Philip Morris International, Inc. 24,220 3,495,672
8,118,945
Trading Companies & Distributors -
0 .1%
WW Grainger, Inc. 1,038 1,016,202
Total Common Stocks
(Cost $511,115,543) 666,329,082
Principal
Amount
SECURITIES LENDING REINVESTMENTS - 1 .2% (c)
REPURCHASE AGREEMENTS - 1 .2%
MetLife, Inc.
4.15%, dated 10/31/2025, due
11/3/2025, repurchase price
$955,712, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 4.50%,
maturing 12/16/2025 - 2/15/2054;
total market value $961,319 $ 955,382 955,382
TD Prime Services LLC
3.97%, dated 10/31/2025, due
11/3/2025, repurchase price
$5,001,654, collateralized by
various Common Stocks; total
market value $5,534,181 5,000,000 5,000,000

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
US Quality Large Cap Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 166
Investments
Principal
Amount Value
SECURITIES LENDING REINVESTMENTS (continued)
REPURCHASE AGREEMENTS (continued)
The Bank of Nova Scotia, Toronto
4.18%, dated 10/31/2025, due
11/3/2025, repurchase price
$2,000,697, collateralized by
various Common Stocks; total
market value $2,228,647 $ 2,000,000 $ 2,000,000
7,955,382
Total Securities Lending Reinvestments
(Cost $7,955,382) 7,955,382
Total Investments - 97.7%
(Cost $519,070,925) 674,284,464
Other assets less liabilities - 2.3% 16,064,929
NET ASSETS - 100.0% $690,349,393
* Non-income producing security.
(a) The security or a portion of this security is on loan at
October 31, 2025. The total value of securities on loan
at October 31, 2025 was $23,949,450, collateralized
in the form of cash with a value of $7,955,382 that was
reinvested in the securities shown in the Securities
Lending Reinvestment section of the Schedule of
Investments and $16,596,339 of collateral in the form
of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 6.25%, and maturity dates ranging
from December 4, 2025 – August 15, 2055; a total value
of $24,551,721.
(b) Represents less than 0.05% of net assets.
(c) The security was purchased with cash collateral held
from securities on loan at October 31, 2025. The total
value of securities purchased was $7,955,382.
Percentages shown are based on Net Assets.
Abbreviations
REIT — Real Estate Investment Trust
As of October 31, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 168,751,809
Aggregate gross unrealized depreciation (13,915,097)
Net unrealized appreciation $ 154,836,712
Federal income tax cost $ 520,398,324
Futures Contracts
FlexShares
®
US Quality Large Cap Index Fund had the following open futures contracts as of October 31, 2025:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Appreciation *
Long Contracts
NASDAQ 100 E-Mini Index 46 12/19/2025 USD $ 23,923,680 $ 950,572
*
This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the
Statement of Assets and Liabilities for futures contracts.
Abbreviations:
USD — US Dollar
Security Type % of Net Assets
Common Stocks 96 .5%
Securities Lending Reinvestments 1 .2
Others
(1)
2 .3
100 .0%
(1)
Includes any other net assets/(liabilities).

167 FLEXSHARES ANNUAL REPORT
See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares® Trust
Schedule of Investments
FlexShares
®
STOXX
®
US ESG Select Index Fund
October 31, 2025
h
Investments Shares Value
COMMON STOCKS -
98 .9%
Air Freight & Logistics -
0 .3%
FedEx Corp. 396 $ 100,513
United Parcel Service, Inc., Class B 3,333 321,368
421,881
Automobile Components -
0 .0% (a)
Aptiv plc* 396 32,116
Automobiles -
3 .9%
General Motors Co. 4,488 310,076
Tesla, Inc.* 10,461 4,776,074
5,086,150
Banks -
7 .7%
Bank of America Corp. 31,581 1,688,004
Citigroup, Inc. 10,329 1,045,605
Fifth Third Bancorp 1,947 81,034
Huntington Bancshares, Inc. 2,376 36,685
JPMorgan Chase & Co. 15,312 4,763,869
KeyCorp 3,267 57,467
Regions Financial Corp. 3,993 96,631
Truist Financial Corp. 4,884 217,973
US Bancorp 7,392 345,059
Wells Fargo & Co. 17,919 1,558,415
9,890,742
Beverages -
2 .2%
Coca-Cola Co. (The) 21,714 1,496,095
Coca-Cola Europacific Partners
plc(b) 1,155 102,599
Constellation Brands, Inc., Class A 627 82,375
Keurig Dr Pepper, Inc. 6,006 163,123
Monster Beverage Corp.* 1,980 132,323
PepsiCo, Inc. 6,369 930,447
2,906,962
Biotechnology -
1 .2%
AbbVie, Inc. 3,300 719,532
Amgen, Inc. 990 295,446
Vertex Pharmaceuticals, Inc.* 1,188 505,577
1,520,555
Broadline Retail -
5 .2%
Amazon.com, Inc.* 26,961 6,584,415
eBay, Inc. 2,112 171,727
6,756,142
Building Products -
0 .6%
Allegion plc 363 60,174
Carrier Global Corp. 1,419 84,416
Lennox International, Inc. 165 83,325
Owens Corning 231 29,409
Trane Technologies plc 1,221 547,802
805,126
Investments Shares Value
Capital Markets -
3 .7%
Bank of New York Mellon Corp. (The) 3,300 $ 356,169
BlackRock, Inc.(b) 825 893,318
FactSet Research Systems, Inc. 132 35,218
Goldman Sachs Group, Inc. (The) 1,419 1,120,116
Intercontinental Exchange, Inc.(b) 3,168 463,447
Moody's Corp.(b) 429 206,049
Morgan Stanley 3,366 552,024
MSCI, Inc. 297 174,799
Nasdaq, Inc. 1,650 141,058
Northern Trust Corp.(b)(c) 330 42,461
S&P Global, Inc.(b) 1,419 691,351
State Street Corp. 1,023 118,320
4,794,330
Chemicals -
0 .4%
Corteva, Inc. 2,508 154,092
Dow, Inc.(b) 990 23,611
DuPont de Nemours, Inc. 792 64,667
Sherwin-Williams Co. (The) 627 216,277
458,647
Commercial Services & Supplies -
0 .5%
Cintas Corp. 1,914 350,779
Republic Services, Inc. 363 75,591
Veralto Corp. 528 52,103
Waste Management, Inc. 660 131,848
610,321
Communications Equipment -
1 .5%
Arista Networks, Inc.* 3,993 629,656
Cisco Systems, Inc. 18,348 1,341,422
F5, Inc.* 99 25,052
1,996,130
Construction & Engineering -
0 .0% (a)
AECOM 495 66,503
Construction Materials -
0 .3%
CRH plc 2,508 298,703
Vulcan Materials Co. 264 76,428
375,131
Consumer Staples Distribution & Retail -
4 .0%
Costco Wholesale Corp. 2,048 1,866,649
Dollar General Corp. 594 58,604
Dollar Tree, Inc.* 957 94,858
Kroger Co. (The) 3,432 218,378
Sprouts Farmers Market, Inc.* 165 13,028
Sysco Corp. 2,706 201,002
Target Corp. 1,287 119,331
US Foods Holding Corp.*(b) 627 45,533
Walmart, Inc. 24,717 2,500,866
5,118,249

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
US ESG Select Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 168
Investments Shares Value
COMMON STOCKS (continued)
Containers & Packaging -
0 .1%
Ball Corp. 594 $ 27,918
Smurfit WestRock plc(b) 1,782 65,792
93,710
Diversified REITs -
0 .1%
WP Carey, Inc., REIT 1,023 67,518
Diversified Telecommunication Services -
0 .7%
AT&T, Inc. 13,365 330,784
Verizon Communications, Inc. 15,741 625,547
956,331
Electric Utilities -
1 .1%
Alliant Energy Corp.(b) 891 59,537
American Electric Power Co., Inc. 1,056 126,994
Duke Energy Corp. 2,145 266,623
Edison International 1,815 100,515
Entergy Corp. 792 76,103
Eversource Energy 660 48,715
Exelon Corp. 4,653 214,596
NextEra Energy, Inc. 5,709 464,713
NRG Energy, Inc. 528 90,742
1,448,538
Electrical Equipment -
0 .5%
GE Vernova, Inc. 759 444,121
nVent Electric plc 891 101,886
Rockwell Automation, Inc. 330 121,559
667,566
Electronic Equipment, Instruments & Components -
0 .3%
CDW Corp. 726 115,703
Flex Ltd.* 693 43,326
TE Connectivity plc 792 195,632
354,661
Energy Equipment & Services -
0 .2%
SLB Ltd. 6,732 242,756
TechnipFMC plc 1,848 76,415
319,171
Entertainment -
1 .5%
Electronic Arts, Inc. 825 165,050
Netflix, Inc.* 792 886,137
Walt Disney Co. (The) 8,316 936,548
1,987,735
Financial Services -
5 .0%
Apollo Global Management, Inc. 2,409 299,463
Berkshire Hathaway, Inc., Class B* 7,689 3,671,805
Block, Inc., Class A* 1,518 115,277
Fidelity National Information
Services, Inc. 1,353 84,590
Mastercard, Inc., Class A 2,277 1,256,881
Visa, Inc., Class A 3,135 1,068,220
6,496,236
Investments Shares Value
Food Products -
0 .8%
Archer-Daniels-Midland Co. 2,244 $ 135,829
General Mills, Inc. 2,937 136,894
Hershey Co. (The) 495 83,967
J M Smucker Co. (The) 495 51,257
Kellanova 1,650 137,049
Kraft Heinz Co. (The)(b) 4,026 99,563
McCormick & Co., Inc. (Non-Voting) 1,188 76,222
Mondelez International, Inc., Class
A(b) 4,719 271,154
Tyson Foods, Inc., Class A 1,089 55,985
1,047,920
Ground Transportation -
0 .9%
Grab Holdings Ltd., Class A* 5,082 30,543
JB Hunt Transport Services, Inc. 132 22,290
Uber Technologies, Inc.* 7,788 751,542
Union Pacific Corp. 1,089 239,983
XPO, Inc.* 429 61,720
1,106,078
Health Care Equipment & Supplies -
1 .7%
Abbott Laboratories 6,501 803,654
Baxter International, Inc. 1,452 26,818
GE HealthCare Technologies, Inc. 1,188 89,041
Hologic, Inc.* 1,221 90,244
IDEXX Laboratories, Inc.* 231 145,417
Medtronic plc 3,597 326,248
Stryker Corp. 2,013 717,111
2,198,533
Health Care Providers & Services -
1 .3%
Cardinal Health, Inc. 1,287 245,521
Cencora, Inc. 891 300,989
CVS Health Corp. 4,719 368,790
Elevance Health, Inc. 1,023 324,495
McKesson Corp. 564 457,596
1,697,391
Health Care REITs -
0 .6%
Alexandria Real Estate Equities, Inc.,
REIT 594 34,583
Healthpeak Properties, Inc., REIT 2,607 46,795
Ventas, Inc., REIT 1,254 92,533
Welltower, Inc., REIT 3,102 561,586
735,497
Hotels, Restaurants & Leisure -
2 .2%
Booking Holdings, Inc. 152 771,816
Carnival Corp.* 3,201 92,285
Chipotle Mexican Grill, Inc.* 4,785 151,637
Domino's Pizza, Inc. 99 39,448
Expedia Group, Inc.(b) 462 101,640
Flutter Entertainment plc* 990 230,264
Hilton Worldwide Holdings, Inc. 1,089 279,829
Marriott International, Inc., Class A 1,089 283,772
McDonald's Corp. 1,980 590,891
Royal Caribbean Cruises Ltd. 462 132,515

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
US ESG Select Index Fund (cont.)
169 FLEXSHARES ANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure
(continued)
Yum! Brands, Inc. 1,056 $ 145,950
2,820,047
Household Durables -
0 .0% (a)
Somnigroup International, Inc.(b) 759 60,219
Household Products -
2 .1%
Church & Dwight Co., Inc. 594 52,088
Clorox Co. (The) 660 74,223
Colgate-Palmolive Co. 4,455 343,258
Kimberly-Clark Corp. 1,815 217,274
Procter & Gamble Co. (The) 13,068 1,965,035
2,651,878
Independent Power and Renewable Electricity Producers
-
0 .1%
Vistra Corp. 891 167,775
Insurance -
1 .5%
Aflac, Inc. 2,706 290,056
Allstate Corp. (The) 957 183,285
American International Group, Inc. 3,069 242,328
Aon plc, Class A(b) 594 202,364
Hartford Insurance Group, Inc. (The) 792 98,351
Marsh & McLennan Cos., Inc. 1,782 317,463
MetLife, Inc. 2,574 205,457
Principal Financial Group, Inc. 1,056 88,746
RenaissanceRe Holdings Ltd. 99 25,155
Travelers Cos., Inc. (The) 429 115,238
Willis Towers Watson plc 462 144,652
1,913,095
Interactive Media & Services -
4 .1%
Meta Platforms, Inc., Class A 8,250 5,348,888
IT Services -
2 .3%
Accenture plc, Class A 3,762 940,876
Akamai Technologies, Inc.* 264 19,827
Cognizant Technology Solutions
Corp., Class A 891 64,936
Gartner, Inc.* 297 73,757
GoDaddy, Inc., Class A* 495 65,899
International Business Machines
Corp. 5,214 1,602,836
MongoDB, Inc.* 165 59,370
Okta, Inc.* 462 42,287
Twilio, Inc., Class A* 429 57,864
2,927,652
Life Sciences Tools & Services -
0 .3%
Illumina, Inc.* 429 52,999
IQVIA Holdings, Inc.* 627 135,720
Mettler-Toledo International, Inc.* 108 152,959
341,678
Investments Shares Value
Machinery -
1 .7%
Caterpillar, Inc. 1,749 $ 1,009,628
Cummins, Inc. 396 173,321
Deere & Co. 759 350,377
Fortive Corp. 594 29,902
Ingersoll Rand, Inc. 1,419 108,312
Lincoln Electric Holdings, Inc. 99 23,211
Nordson Corp. 99 22,963
Otis Worldwide Corp. 1,815 168,359
Pentair plc 660 70,191
Stanley Black & Decker, Inc. 693 46,930
Westinghouse Air Brake
Technologies Corp. 297 60,719
Xylem, Inc. 891 134,407
2,198,320
Media -
0 .2%
Comcast Corp., Class A 6,633 184,629
Omnicom Group, Inc. 1,089 81,697
266,326
Metals & Mining -
0 .5%
Freeport-McMoRan, Inc. 4,026 167,884
Newmont Corp. 5,082 411,490
Nucor Corp. 396 59,420
638,794
Multi-Utilities -
0 .3%
CMS Energy Corp. 495 36,407
Consolidated Edison, Inc. 1,320 128,581
NiSource, Inc. 924 38,910
Public Service Enterprise Group, Inc. 1,782 143,558
347,456
Oil, Gas & Consumable Fuels -
3 .5%
Chevron Corp. 10,758 1,696,752
Diamondback Energy, Inc. 330 47,253
Exxon Mobil Corp. 23,793 2,720,967
4,464,972
Personal Care Products -
0 .2%
Estee Lauder Cos., Inc. (The), Class
A 660 63,815
Kenvue, Inc. 10,824 155,541
219,356
Pharmaceuticals -
5 .0%
Eli Lilly & Co. 3,168 2,733,540
Johnson & Johnson 13,431 2,536,713
Merck & Co., Inc. 11,484 987,394
Zoetis, Inc. 1,650 237,749
6,495,396
Professional Services -
0 .5%
Automatic Data Processing, Inc. 1,881 489,624
Broadridge Financial Solutions, Inc. 429 94,552
Verisk Analytics, Inc. 495 108,286
692,462

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
US ESG Select Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 170
Investments Shares Value
COMMON STOCKS (continued)
Real Estate Management & Development -
0 .3%
CBRE Group, Inc., Class A* 1,683 $ 256,540
CoStar Group, Inc.* 1,584 108,995
Jones Lang LaSalle, Inc.* 99 30,204
395,739
Residential REITs -
0 .0% (a)
Essex Property Trust, Inc., REIT 165 41,542
Semiconductors & Semiconductor Equipment -
9 .6%
Advanced Micro Devices, Inc.* 4,488 1,149,466
Intel Corp.* 20,163 806,318
KLA Corp. 231 279,219
Lam Research Corp. 2,343 368,929
Marvell Technology, Inc. 2,409 225,820
Micron Technology, Inc. 6,270 1,403,038
NVIDIA Corp. 34,881 7,063,054
NXP Semiconductors NV 1,155 241,534
ON Semiconductor Corp.* 726 36,358
QUALCOMM, Inc. 2,970 537,273
Texas Instruments, Inc. 1,683 271,737
12,382,746
Software -
8 .3%
Adobe, Inc.* 1,188 404,288
Autodesk, Inc.* 1,188 357,992
Check Point Software Technologies
Ltd.* 231 45,202
Crowdstrike Holdings, Inc., Class A* 693 376,306
Fortinet, Inc.* 2,376 205,358
Gen Digital, Inc. 2,277 60,022
Guidewire Software, Inc.* 297 69,391
HubSpot, Inc.* 198 97,400
Intuit, Inc. 528 352,466
Microsoft Corp. 12,375 6,407,899
Oracle Corp. 3,036 797,284
Palo Alto Networks, Inc.* 2,475 545,094
Salesforce, Inc. 1,749 455,457
ServiceNow, Inc.* 594 546,052
10,720,211
Specialized REITs -
0 .8%
American Tower Corp., REIT 2,178 389,818
Equinix, Inc., REIT 363 307,102
Iron Mountain, Inc., REIT 627 64,550
VICI Properties, Inc., Class A, REIT 4,851 145,481
Weyerhaeuser Co., REIT 4,059 93,357
1,000,308
Specialty Retail -
2 .1%
Best Buy Co., Inc. 1,089 89,451
Burlington Stores, Inc.* 132 36,114
Home Depot, Inc. (The) 1,848 701,482
Lowe's Cos., Inc. 2,079 495,072
Ross Stores, Inc. 1,221 194,041
TJX Cos., Inc. (The) 5,214 730,690
Investments Shares Value
Specialty Retail
(continued)
Tractor Supply Co.(b) 2,442 $ 132,137
Ulta Beauty, Inc.* 264 137,248
Williams-Sonoma, Inc. 693 134,678
2,650,913
Technology Hardware, Storage & Peripherals -
6 .2%
Apple, Inc. 26,961 7,289,446
Hewlett Packard Enterprise Co. 7,458 182,124
HP, Inc. 5,214 144,271
NetApp, Inc. 429 50,528
Super Micro Computer, Inc.* 2,937 152,606
Western Digital Corp. 990 148,708
7,967,683
Textiles, Apparel & Luxury Goods -
0 .4%
Deckers Outdoor Corp.* 561 45,721
Lululemon Athletica, Inc.*(b) 561 95,673
NIKE, Inc., Class B 3,300 213,147
Tapestry, Inc. 1,023 112,346
466,887
Trading Companies & Distributors -
0 .3%
Ferguson Enterprises, Inc. 1,122 278,817
WW Grainger, Inc. 92 90,068
368,885
Water Utilities -
0 .1%
American Water Works Co., Inc. 1,056 135,622
Total Common Stocks
(Cost $95,361,892) 127,700,720
Principal
Amount
SECURITIES LENDING REINVESTMENTS - 0 .1% (d)
REPURCHASE AGREEMENTS - 0 .1%
CF Secured LLC
4.13%, dated 10/31/2025, due
11/3/2025, repurchase price
$142,983, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 6.75%,
maturing 11/15/2025 - 2/15/2055;
total market value $145,063
(Cost $142,934) $142,934 142,934
Total Investments - 99.0%
(Cost $95,504,826) 127,843,654
Other assets less liabilities - 1.0% 1,309,151
NET ASSETS - 100.0% $129,152,805
* Non-income producing security.
(a) Represents less than 0.05% of net assets.

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
US ESG Select Index Fund (cont.)
171 FLEXSHARES ANNUAL REPORT
(b) The security or a portion of this security is on loan at
October 31, 2025. The total value of securities on loan
at October 31, 2025 was $3,306,985, collateralized
in the form of cash with a value of $142,934 that was
reinvested in the securities shown in the Securities
Lending Reinvestment section of the Schedule of
Investments; $3,276,817 of collateral in the form of U.S.
Government Treasury Securities, interest rates ranging
from 0.00% – 6.25%, and maturity dates ranging from
November 6, 2025 – August 15, 2055 and $15,930
of collateral in the form of Foreign Government Fixed
Income Securities, interest rates ranging from 0.00% –
4.75%, and maturity dates ranging from March 28, 2026
– July 22, 2068; a total value of $3,435,681.
(c) Investment in affiliated company. Northern Trust
Investments, Inc., the Investment Adviser of the Fund, is
a subsidiary of Northern Trust Corporation.
(d) The security was purchased with cash collateral held
from securities on loan at October 31, 2025. The total
value of securities purchased was $142,934.
Percentages shown are based on Net Assets.
Abbreviations
REIT — Real Estate Investment Trust
As of October 31, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 35,127,506
Aggregate gross unrealized depreciation (2,805,092)
Net unrealized appreciation $ 32,322,414
Federal income tax cost $ 95,563,786
Investment in a company which was affiliated for the period ended October 31, 2025, was as follows:
Security
Value
October 31,
2024
Purchases at
Cost
Sales
Proceeds
Shares
October 31,
2025
Value
October 31,
2025
Change in
Unrealized
Appreciation
(Depreciation)
Dividend
Income
Realized
Gain/(Loss)
Northern Trust
Corp. $ – $ 43,395 $ – 330 $ 42,461 $ (934) $ – $ –
Futures Contracts
FlexShares
®
STOXX
®
US ESG Select Index Fund had the following open futures contracts as of October 31, 2025:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Appreciation *
Long Contracts
S&P 500 E-Mini Index 1 12/19/2025 USD $ 343,700 $ 10,635
S&P 500 Micro E-Mini Index 32 12/19/2025 USD 1,099,840 31,911
$ 42,546
* This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the Statement of Assets and Liabilities for futures contracts.
Abbreviations:
USD — US Dollar
Security Type % of Net Assets
Common Stocks 98 .9%
Securities Lending Reinvestments 0 .1
Others
(1)
1 .0
100 .0%
(1)
Includes any other net assets/(liabilities).

FLEXSHARES ANNUAL REPORT 172
See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
Schedule of Investments
FlexShares
®
STOXX
®
Global ESG Select Index Fund
October 31, 2025
Investments Shares Value
COMMON STOCKS -
98 .9%
Air Freight & Logistics -
0 .2%
DSV A/S(a) 340 $ 72,262
Nippon Express Holdings, Inc. 200 4,254
United Parcel Service, Inc., Class B 1,500 144,630
221,146
Automobile Components -
0 .2%
Aisin Corp. 1,200 21,612
Bridgestone Corp. 2,100 92,203
Cie Generale des Etablissements
Michelin SCA 1,600 51,136
Continental AG 221 16,703
Denso Corp. 2,000 28,061
Niterra Co. Ltd. 700 28,817
238,532
Automobiles -
0 .6%
Bayerische Motoren Werke AG 567 52,826
Ferrari NV 120 47,992
General Motors Co. 2,640 182,397
Honda Motor Co. Ltd.(a) 8,000 81,010
Mazda Motor Corp. 1,100 7,654
Mercedes-Benz Group AG 1,220 79,151
Nissan Motor Co. Ltd.*(a) 4,700 10,785
Renault SA 466 18,126
Stellantis NV 5,355 54,254
Suzuki Motor Corp. 4,000 59,927
Volkswagen AG (Preference) 300 31,239
Yamaha Motor Co. Ltd.(a) 2,300 16,647
642,008
Banks -
12 .3%
ABN AMRO Bank NV, CVA(b) 1,449 43,333
AIB Group plc 5,195 47,879
ANZ Group Holdings Ltd. 5,620 134,840
Banca Monte dei Paschi di Siena
SpA(a) 5,919 51,812
Banco Bilbao Vizcaya Argentaria
SA(a) 12,400 249,531
Banco BPM SpA 3,220 46,847
Banco Comercial Portugues SA,
Class R 9,140 8,072
Banco Santander SA(a) 31,520 321,093
Bank of Ireland Group plc 2,111 34,562
Bank of Montreal(a) 1,620 201,444
Bank Polska Kasa Opieki SA 540 27,724
Bankinter SA 2,500 37,713
Banque Cantonale Vaudoise
(Registered)(a) 87 10,112
Barclays plc 25,220 134,861
BAWAG Group AG(b) 161 20,794
Bendigo & Adelaide Bank Ltd. 1,843 15,262
BNP Paribas SA 2,860 221,366
BPER Banca SpA 3,800 45,417
Investments Shares Value
Banks
(continued)
CaixaBank SA(a) 8,680 $ 91,789
Canadian Imperial Bank of
Commerce 2,100 174,172
Citigroup, Inc.(a) 6,840 692,413
Commonwealth Bank of Australia 4,060 456,198
Danske Bank A/S 1,260 56,344
DBS Group Holdings Ltd. 1,980 82,048
DNB Bank ASA 2,415 61,658
Erste Group Bank AG 458 47,444
FinecoBank Banca Fineco SpA 1,903 43,512
Hachijuni Bank Ltd. (The) 1,900 19,160
Hang Seng Bank Ltd. 1,900 37,060
HSBC Holdings plc 36,671 512,348
Intesa Sanpaolo SpA 12,400 79,804
Japan Post Bank Co. Ltd. 4,000 44,867
JPMorgan Chase & Co. 15,580 4,847,250
KBC Group NV 380 45,724
Lloyds Banking Group plc 126,156 147,650
Mitsubishi UFJ Financial Group, Inc. 24,900 376,599
National Australia Bank Ltd. 5,780 165,053
National Bank of Canada 500 55,918
NatWest Group plc 18,690 143,406
Nordea Bank Abp 6,800 116,276
Oversea-Chinese Banking Corp. Ltd. 8,000 104,683
Resona Holdings, Inc. 6,300 61,076
Ringkjoebing Landbobank A/S 95 21,483
Santander Bank Polska SA 46 6,074
Skandinaviska Enskilda Banken AB,
Class A 3,822 73,038
Societe Generale SA 2,040 129,172
SpareBank 1 Sor-Norge ASA 126 2,170
Standard Chartered plc 3,717 76,159
Sumitomo Mitsui Financial Group,
Inc. 6,000 162,137
Svenska Handelsbanken AB, Class A 4,431 58,209
Swedbank AB, Class A 2,562 78,000
Sydbank A/S 228 19,489
UniCredit SpA 1,300 96,074
Wells Fargo & Co. 15,020 1,306,289
Westpac Banking Corp. 7,540 191,223
12,334,631
Beverages -
0 .9%
Anheuser-Busch InBev SA/NV 1,000 61,057
Asahi Group Holdings Ltd. 1,900 20,486
Carlsberg A/S, Class B(a) 174 20,483
Coca-Cola Co. (The) 7,600 523,640
Coca-Cola Europacific Partners
plc(a) 700 62,181
Coca-Cola HBC AG 391 17,744
Davide Campari-Milano NV(a) 222 1,546
Diageo plc 3,919 90,107
Heineken Holding NV 149 10,078
Heineken NV 300 23,213

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
Global ESG Select Index Fund (cont.)
173 FLEXSHARES ANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Beverages
(continued)
Kirin Holdings Co. Ltd. 1,700 $ 23,885
Pernod Ricard SA 420 41,186
Treasury Wine Estates Ltd.(a) 2,394 9,388
904,994
Biotechnology -
0 .4%
CSL Ltd. 880 102,832
Genmab A/S* 65 18,467
Vertex Pharmaceuticals, Inc.* 760 323,433
444,732
Broadline Retail -
5 .1%
Allegro.eu SA*(b) 1,012 9,462
Amazon.com, Inc.* 18,540 4,527,839
Dollarama, Inc. 441 57,381
eBay, Inc.(a) 1,260 102,451
Isetan Mitsukoshi Holdings Ltd.(a) 1,500 23,607
J Front Retailing Co. Ltd. 1,300 19,594
Next plc 210 39,455
Prosus NV* 1,720 118,974
Rakuten Group, Inc.* 4,000 26,211
Ryohin Keikaku Co. Ltd. 2,000 41,141
Wesfarmers Ltd. 2,840 156,173
5,122,288
Building Products -
0 .6%
Assa Abloy AB, Class B 2,100 79,354
Belimo Holding AG (Registered) 21 22,655
Cie de Saint-Gobain SA 1,280 124,188
Geberit AG (Registered)(a) 60 43,874
Lennox International, Inc.(a) 63 31,815
Lixil Corp.(a) 1,300 14,430
Nibe Industrier AB, Class B 1,544 6,036
ROCKWOOL A/S, Class B 200 6,860
Trane Technologies plc 600 269,190
598,402
Capital Markets -
1 .8%
3i Group plc 1,780 102,901
Aberdeen Group plc(a) 3,700 9,868
Allfunds Group plc 824 6,277
ASX Ltd. 540 19,956
Bank of New York Mellon Corp. (The) 1,218 131,459
BlackRock, Inc.(a) 540 584,717
Daiwa Securities Group, Inc. 4,000 30,885
EQT AB 1,500 52,083
Euronext NV(b) 140 20,037
Hong Kong Exchanges & Clearing
Ltd. 2,000 109,004
ICG plc 358 9,083
IG Group Holdings plc 853 12,485
Intercontinental Exchange, Inc.(a) 2,640 386,205
Investec plc 714 5,375
Julius Baer Group Ltd. 363 24,509
London Stock Exchange Group plc 903 112,542
Investments Shares Value
Capital Markets
(continued)
Macquarie Group Ltd. 780 $ 111,603
Man Group plc 2,576 7,114
Partners Group Holding AG(a) 40 48,952
Schroders plc 252 1,256
Swissquote Group Holding SA
(Registered) 40 25,413
1,811,724
Chemicals -
0 .3%
Akzo Nobel NV(a) 378 25,060
Asahi Kasei Corp. 2,000 15,352
BASF SE 1,180 58,278
Croda International plc 361 13,693
DSM-Firmenich AG 266 21,706
Dyno Nobel Ltd. 3,726 7,854
FUCHS SE (Preference) 135 6,043
Hexpol AB 792 7,221
Nippon Sanso Holdings Corp.(a) 500 16,643
Nitto Denko Corp.(a) 1,400 35,024
Novonesis Novozymes B(a) 756 45,246
Orica Ltd. 1,198 17,450
Syensqo SA(a) 55 4,548
Yara International ASA 492 17,955
292,073
Commercial Services & Supplies -
0 .7%
Brambles Ltd. 4,158 67,670
Cintas Corp. 1,300 238,251
Downer EDI Ltd. 2,477 12,535
Elis SA 446 12,437
ISS A/S(a) 598 18,875
Rentokil Initial plc 5,225 28,949
Republic Services, Inc., Class A 357 74,341
Securitas AB, Class B 1,131 16,704
SPIE SA 466 23,730
TOPPAN Holdings, Inc. 600 14,722
Waste Connections, Inc. 609 102,237
Waste Management, Inc. 700 139,839
750,290
Communications Equipment -
0 .6%
Cisco Systems, Inc. 7,360 538,090
Nokia OYJ 8,526 57,706
595,796
Construction & Engineering -
0 .5%
Ackermans & van Haaren NV 53 13,213
ACS Actividades de Construccion y
Servicios SA 405 33,283
Balfour Beatty plc 1,015 8,962
Bouygues SA 562 25,382
Eiffage SA 222 27,340
Ferrovial SE 972 59,684
HOCHTIEF AG 46 13,199
Obayashi Corp. 1,900 32,214
Skanska AB, Class B 616 16,846
Sweco AB, Class B 632 11,425

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
Global ESG Select Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 174
Investments Shares Value
COMMON STOCKS (continued)
Construction & Engineering
(continued)
Vinci SA 1,680 $ 224,737
Worley Ltd. 1,517 14,201
480,486
Construction Materials -
0 .1%
Buzzi SpA 244 14,687
Holcim AG 1,440 127,972
Wienerberger AG 285 8,467
151,126
Consumer Finance -
0 .0% (c)
Cembra Money Bank AG 46 5,269
Marui Group Co. Ltd. 900 17,269
22,538
Consumer Staples Distribution & Retail -
3 .3%
Aeon Co. Ltd. 6,300 99,762
Axfood AB 221 6,030
Carrefour SA 1,881 28,332
Costco Wholesale Corp. 1,260 1,148,427
Dollar Tree, Inc.* 540 53,525
J Sainsbury plc 3,108 13,949
Jeronimo Martins SGPS SA 703 18,127
Kesko OYJ, Class B 472 9,969
Koninklijke Ahold Delhaize NV 1,860 76,233
Kroger Co. (The) 1,029 65,475
Marks & Spencer Group plc 6,930 36,220
Walmart, Inc. 16,900 1,709,942
Woolworths Group Ltd. 2,220 41,289
3,307,280
Containers & Packaging -
0 .1%
Huhtamaki OYJ 230 7,741
Smurfit WestRock plc 1,659 61,250
68,991
Distributors -
0 .0% (c)
D'ieteren Group(a) 55 10,062
Inchcape plc 1,147 11,513
21,575
Diversified Consumer Services -
0 .0% (c)
Pearson plc 1,344 18,718
Diversified REITs -
0 .1%
British Land Co. plc (The), REIT 2,348 11,710
CapitaLand Integrated Commercial
Trust, REIT 16,600 30,229
Covivio SA, REIT 49 3,145
KDX Realty Investment Corp.,
REIT(a) 19 21,016
Land Securities Group plc, REIT 2,717 22,186
Mirvac Group, REIT 8,997 13,547
Stockland, REIT(a) 4,556 18,820
WP Carey, Inc., REIT 220 14,520
135,173
Investments Shares Value
Diversified Telecommunication Services -
0 .7%
BT Group plc 10,000 $ 24,405
Cellnex Telecom SA(b) 1,218 37,999
Deutsche Telekom AG (Registered) 6,700 207,944
Elisa OYJ 384 16,948
Infrastrutture Wireless Italiane
SpA(a)(b) 803 8,828
Koninklijke KPN NV 6,540 30,330
NTT, Inc. 106,000 108,990
Singapore Telecommunications Ltd. 18,000 58,781
Spark New Zealand Ltd. 11,609 16,287
Swisscom AG (Registered)(a) 52 38,186
Telenor ASA 1,605 23,892
Telia Co. AB(a) 4,722 18,545
Telstra Group Ltd. 23,500 75,075
666,210
Electric Utilities -
2 .6%
Acciona SA 95 21,053
Alliant Energy Corp.(a) 760 50,783
American Electric Power Co., Inc. 1,140 137,097
BKW AG 42 9,413
Constellation Energy Corp. 580 218,660
Contact Energy Ltd. 845 4,510
Duke Energy Corp.(a) 2,240 278,432
Edison International 1,440 79,747
EDP SA 3,540 17,610
Elia Group SA/NV(a) 171 20,625
Emera, Inc.(a) 1,029 48,970
Endesa SA 782 28,061
Enel SpA 10,980 111,169
Entergy Corp. 693 66,590
Eversource Energy 660 48,715
Exelon Corp. 3,760 173,411
Fortis, Inc. 2,097 105,512
Fortum OYJ(a) 280 6,250
Iberdrola SA(a) 14,060 285,046
Kansai Electric Power Co., Inc. (The) 2,000 31,255
Kyushu Electric Power Co., Inc. 1,900 18,685
NextEra Energy, Inc. 5,920 481,888
NRG Energy, Inc. 462 79,399
Origin Energy Ltd. 6,489 52,038
Redeia Corp. SA 1,241 22,359
SSE plc 2,348 59,107
Terna - Rete Elettrica Nazionale(a) 2,660 27,282
Tohoku Electric Power Co., Inc.(a) 2,200 15,080
Verbund AG 169 13,059
Xcel Energy, Inc.(a) 1,200 97,404
2,609,210
Electrical Equipment -
1 .5%
ABB Ltd. (Registered) 2,760 205,122
Accelleron Industries AG 105 8,607
GE Vernova, Inc. 760 444,706
Legrand SA 700 120,787
Mitsubishi Electric Corp. 4,000 112,090
Nexans SA 103 14,504
Nidec Corp. 4,000 48,891

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
Global ESG Select Index Fund (cont.)
175 FLEXSHARES ANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Electrical Equipment
(continued)
nVent Electric plc 460 $ 52,601
Prysmian SpA 735 76,198
Schneider Electric SE 580 164,748
Siemens Energy AG* 1,600 198,153
Vestas Wind Systems A/S 1,635 33,347
1,479,754
Electronic Equipment, Instruments & Components -
0 .5%
CDW Corp. 460 73,310
Celestica, Inc.*(a) 120 41,355
Halma plc 280 13,045
Hexagon AB, Class B(a) 4,080 50,095
Ibiden Co. Ltd.(a) 300 28,461
Lagercrantz Group AB, Class B 218 5,360
Murata Manufacturing Co. Ltd. 4,000 88,072
Shimadzu Corp. 800 21,551
TE Connectivity plc 504 124,493
Venture Corp. Ltd. 1,900 21,767
467,509
Energy Equipment & Services -
0 .2%
SLB Ltd. 4,640 167,318
Technip Energies NV 138 5,610
TechnipFMC plc 800 33,080
Vallourec SACA 230 4,286
210,294
Entertainment -
0 .7%
Bollore SE 1,826 10,180
Electronic Arts, Inc. 420 84,025
Walt Disney Co. (The) 5,140 578,867
673,072
Financial Services -
2 .4%
Adyen NV*(b) 60 103,089
AMP Ltd. 7 8
Apollo Global Management, Inc.(a) 1,600 198,896
Banca Mediolanum SpA 1,235 24,817
Berkshire Hathaway, Inc., Class B* 3,920 1,871,957
Edenred SE 665 19,135
EXOR NV 200 17,359
Industrivarden AB, Class C 532 22,149
Infratil Ltd.(a) 2,486 17,596
Kinnevik AB, Class B* 1,881 17,798
M&G plc 4,540 15,706
Mitsubishi HC Capital, Inc. 1,900 14,874
Nexi SpA(a)(b) 1,394 7,346
ORIX Corp. 2,100 51,254
Wendel SE 43 4,040
2,386,024
Food Products -
0 .3%
a2 Milk Co. Ltd. (The) 2,945 18,214
AAK AB 553 15,461
Ajinomoto Co., Inc. 2,000 56,772
Investments Shares Value
Food Products
(continued)
Associated British Foods plc 603 $ 18,182
Bakkafrost P/F 46 2,112
General Mills, Inc. 798 37,195
Hershey Co. (The) 133 22,561
JDE Peet's NV 665 24,239
Kerry Group plc, Class A 374 34,145
MEIJI Holdings Co. Ltd.(a) 100 1,923
Mowi ASA 1,158 25,479
Orkla ASA 1,914 19,430
Salmar ASA 147 8,275
283,988
Gas Utilities -
0 .2%
APA Group 1,656 9,952
Enagas SA 322 5,116
Italgas SpA(a) 1,900 19,934
Naturgy Energy Group SA 596 18,078
Osaka Gas Co. Ltd.(a) 1,200 37,763
Rubis SCA 276 10,029
Snam SpA(a) 7,182 44,332
Tokyo Gas Co. Ltd. 1,100 38,572
183,776
Ground Transportation -
0 .6%
Ayvens SA(b) 756 10,096
Canadian National Railway Co. 1,540 147,817
ComfortDelGro Corp. Ltd. 4,500 5,048
Hankyu Hanshin Holdings, Inc. 300 8,054
MTR Corp. Ltd.(a) 2,000 7,334
Tokyu Corp. 1,900 21,164
Uber Technologies, Inc.* 3,960 382,140
581,653
Health Care Equipment & Supplies -
1 .7%
Abbott Laboratories 4,980 615,628
Alcon AG(a) 840 62,575
Ansell Ltd.(a) 322 7,696
Cochlear Ltd. 100 18,799
Convatec Group plc(b) 2,022 6,487
Demant A/S*(a) 279 9,289
EssilorLuxottica SA 280 102,544
GE HealthCare Technologies, Inc. 700 52,465
Getinge AB, Class B 358 8,422
Hologic, Inc.* 1,080 79,823
Hoya Corp. 1,100 179,115
Koninklijke Philips NV 1,080 29,593
Siemens Healthineers AG(b) 294 16,481
Sonova Holding AG (Registered) 100 27,231
Straumann Holding AG (Registered)
(a) 330 41,520
Stryker Corp. 1,380 491,611
1,749,279
Health Care Providers & Services -
0 .5%
Cardinal Health, Inc. 924 176,271
EBOS Group Ltd. 187 3,095
Elevance Health, Inc. 660 209,352

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
Global ESG Select Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 176
Investments Shares Value
COMMON STOCKS (continued)
Health Care Providers & Services
(continued)
Fresenius Medical Care AG 476 $ 25,580
Fresenius SE & Co. KGaA 740 42,722
Galenica AG(b) 152 16,398
Ramsay Health Care Ltd.(a) 798 16,769
Sigma Healthcare Ltd. 10,735 21,856
Sonic Healthcare Ltd. 240 3,325
515,368
Health Care REITs -
0 .3%
Aedifica SA, REIT 228 16,658
Alexandria Real Estate Equities, Inc.,
REIT 180 10,480
Healthpeak Properties, Inc., REIT 1,197 21,486
Ventas, Inc., REIT 777 57,335
Welltower, Inc., REIT 1,260 228,110
334,069
Hotel & Resort REITs -
0 .0% (c)
Invincible Investment Corp., REIT 22 9,839
Hotels, Restaurants & Leisure -
1 .6%
Accor SA 678 34,549
Amadeus IT Group SA 920 70,423
Aristocrat Leisure Ltd. 1,580 65,526
Booking Holdings, Inc. 92 467,152
Carnival Corp.* 1,701 49,040
Chipotle Mexican Grill, Inc., Class A* 2,860 90,633
Compass Group plc 3,340 110,628
Entain plc 1,596 16,616
Expedia Group, Inc. 340 74,800
FDJ UNITED(b) 276 8,053
Food & Life Cos. Ltd.(a) 400 19,513
Greggs plc(a) 233 4,938
Hilton Worldwide Holdings, Inc. 720 185,011
InterContinental Hotels Group plc 260 31,400
Lottery Corp. Ltd. (The) 3,060 11,018
Marriott International, Inc., Class A 720 187,618
Oriental Land Co. Ltd. 3,600 72,909
Sodexo SA(a) 217 12,032
TUI AG* 714 6,083
Whitbread plc 415 15,796
Yum! Brands, Inc. 483 66,755
1,600,493
Household Durables -
0 .8%
Berkeley Group Holdings plc 247 13,072
Panasonic Holdings Corp. 4,200 49,032
Persimmon plc 988 15,694
SEB SA 62 3,433
Sekisui House Ltd. 2,100 45,134
Somnigroup International, Inc.(a) 399 31,657
Sony Group Corp. 22,000 618,636
Taylor Wimpey plc 9,948 13,750
Vistry Group plc*(a) 920 7,787
798,195
Investments Shares Value
Household Products -
1 .0%
Clorox Co. (The) 240 $ 26,991
Essity AB, Class B 660 18,140
Henkel AG & Co. KGaA (Preference) 546 44,277
Kimberly-Clark Corp.(a) 1,020 122,104
Procter & Gamble Co. (The) 4,520 679,672
Reckitt Benckiser Group plc 1,240 94,753
985,937
Independent Power and Renewable Electricity Producers
-
0 .2%
Drax Group plc 897 8,503
EDP Renovaveis SA 1,558 22,802
Meridian Energy Ltd. 2,697 9,143
Orsted A/S*(b) 1,790 32,039
Vistra Corp. 880 165,704
238,191
Industrial Conglomerates -
0 .5%
CK Hutchison Holdings Ltd. 5,500 36,444
Hitachi Ltd. 6,000 207,121
Investment AB Latour, Class B 322 8,239
Keppel Ltd. 3,800 29,753
Lifco AB, Class B 323 12,529
Sekisui Chemical Co. Ltd. 2,100 36,464
Siemens AG (Registered) 580 164,380
494,930
Industrial REITs -
0 .2%
CapitaLand Ascendas REIT, REIT 6,900 14,951
Goodman Group, REIT 3,520 76,113
Mapletree Logistics Trust, REIT 17,100 17,607
Mitsui Fudosan Logistics Park, Inc.,
REIT 19 13,776
Segro plc, REIT 3,040 27,855
Tritax Big Box REIT plc, REIT(a) 5,198 10,251
160,553
Insurance -
2 .0%
Aegon Ltd. 1,341 10,225
Aflac, Inc.(a) 1,240 132,916
Ageas SA/NV 399 26,434
Allianz SE (Registered) 440 176,833
American International Group, Inc. 1,420 112,123
ASR Nederland NV 304 20,316
Aviva plc 6,925 60,832
AXA SA 4,840 210,213
Beazley plc 972 11,883
Generali(a) 2,500 96,231
Gjensidige Forsikring ASA 294 7,922
Hannover Rueck SE 132 37,692
Helvetia Holding AG (Registered)(a) 76 18,689
Hiscox Ltd. 768 13,874
Insurance Australia Group Ltd. 2,960 15,231
Japan Post Holdings Co. Ltd. 4,000 37,558
Legal & General Group plc 5,631 17,593
Manulife Financial Corp. 3,300 106,903
Mapfre SA 3,971 17,563

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
Global ESG Select Index Fund (cont.)
177 FLEXSHARES ANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Insurance
(continued)
Medibank Pvt Ltd. 3,009 $ 9,613
MS&AD Insurance Group Holdings,
Inc. 2,000 41,362
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) 260 160,969
nib holdings Ltd. 1 5
NN Group NV 251 17,203
Phoenix Group Holdings plc 1,239 10,972
Poste Italiane SpA(b) 952 22,954
Power Corp. of Canada(a) 1,701 79,760
Principal Financial Group, Inc. 220 18,489
Prudential plc 2,280 31,603
QBE Insurance Group Ltd. 1,440 18,703
Steadfast Group Ltd. 4,160 15,251
Sun Life Financial, Inc. 1,470 89,502
Suncorp Group Ltd. 1,276 16,389
Swiss Life Holding AG (Registered) 40 43,471
Swiss Re AG 580 105,921
Tryg A/S(a) 742 18,316
Unipol Assicurazioni SpA 640 14,009
Willis Towers Watson plc 147 46,026
Zurich Insurance Group AG 135 94,008
1,985,557
Interactive Media & Services -
4 .3%
Auto Trader Group plc(b) 1,684 17,267
CAR Group Ltd. 1,060 24,773
Meta Platforms, Inc., Class A 6,407 4,153,978
Pinterest, Inc., Class A* 1,155 38,231
REA Group Ltd. 117 16,321
Rightmove plc 1,716 15,060
Scout24 SE(b) 203 23,477
SEEK Ltd. 716 12,703
4,301,810
IT Services -
2 .6%
Accenture plc, Class A 3,920 980,392
Alten SA 17 1,402
Bechtle AG 126 5,329
Capgemini SE 400 61,634
CGI, Inc. 966 84,152
Fujitsu Ltd. 4,000 104,664
Gartner, Inc.* 240 59,602
GoDaddy, Inc., Class A* 357 47,527
International Business Machines
Corp. 3,500 1,075,935
NEC Corp. 3,100 113,049
Obic Co. Ltd. 400 12,429
Okta, Inc., Class A* 270 24,713
Otsuka Corp. 500 9,899
Reply SpA 47 6,597
Softcat plc 377 7,915
Sopra Steria Group(a) 42 6,540
Investments Shares Value
IT Services
(continued)
Twilio, Inc., Class A* 247 $ 33,315
2,635,094
Leisure Products -
0 .0% (c)
Games Workshop Group plc 76 15,906
Sega Sammy Holdings, Inc. 700 12,973
Thule Group AB(b) 324 8,342
Yamaha Corp. 200 1,266
38,487
Life Sciences Tools & Services -
0 .3%
Eurofins Scientific SE 405 28,580
IQVIA Holdings, Inc.* 273 59,094
Lonza Group AG (Registered) 40 27,615
Mettler-Toledo International, Inc.* 100 141,629
QIAGEN NV 332 15,619
Sartorius AG (Preference) 53 14,565
Sartorius Stedim Biotech 76 18,175
Siegfried Holding AG (Registered)* 130 12,534
Tecan Group AG (Registered) 21 3,838
321,649
Machinery -
1 .0%
Aalberts NV 100 3,183
Alfa Laval AB 439 20,996
Alstom SA* 1,159 28,962
Atlas Copco AB, Class A 5,880 99,203
Daimler Truck Holding AG 587 23,517
Ebara Corp. 1,500 40,223
Epiroc AB, Class A 1,219 25,838
FANUC Corp. 2,000 63,730
Georg Fischer AG (Registered) 156 11,009
Indutrade AB 145 3,880
Interpump Group SpA 399 20,585
KION Group AG 108 7,666
Knorr-Bremse AG 92 8,559
Komatsu Ltd. 1,400 46,947
Kone OYJ, Class B 1,134 75,809
Konecranes OYJ 216 21,341
Kurita Water Industries Ltd. 400 15,210
Metso OYJ(a) 1,078 17,680
MINEBEA MITSUMI, Inc. 1,500 29,756
Otis Worldwide Corp. 630 58,439
Rotork plc 2,384 10,718
Sandvik AB 1,953 59,356
Schindler Holding AG(a) 83 29,571
SKF AB, Class B 516 13,318
Spirax Group plc 194 18,084
Stanley Black & Decker, Inc. 399 27,020
Techtronic Industries Co. Ltd. 1,500 17,524
TOMRA Systems ASA 1,102 13,507
Trelleborg AB, Class B 426 17,839
Valmet OYJ(a) 225 7,326
VAT Group AG(a)(b) 56 24,437
Volvo AB, Class B 3,040 83,906
Wartsila OYJ Abp 864 28,291

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
Global ESG Select Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 178
Investments Shares Value
COMMON STOCKS (continued)
Machinery
(continued)
Weir Group plc (The) 966 $ 37,568
1,010,998
Marine Transportation -
0 .0% (c)
Kuehne + Nagel International AG
(Registered)(a) 66 12,661
Nippon Yusen KK(a) 1,000 34,605
47,266
Media -
0 .2%
Dentsu Group, Inc.(a) 400 7,904
Informa plc 2,050 26,067
ITV plc 10,219 9,351
Omnicom Group, Inc. 980 73,519
Publicis Groupe SA 520 52,096
168,937
Metals & Mining -
1 .0%
Anglo American plc 1,520 57,415
Antofagasta plc 724 26,539
ArcelorMittal SA(a) 440 16,840
Aurubis AG 60 7,819
BHP Group Ltd. 9,840 279,894
BlueScope Steel Ltd. 613 9,190
Boliden AB* 508 22,958
Fortescue Ltd. 3,700 51,569
IGO Ltd.* 1,622 5,702
Lynas Rare Earths Ltd.* 2,508 25,038
Mineral Resources Ltd.* 1,007 31,907
Newmont Corp. 1,932 156,434
Norsk Hydro ASA 3,364 22,790
Northern Star Resources Ltd. 3,129 50,411
Pilbara Minerals Ltd.*(a) 1,807 3,904
Rio Tinto Ltd.(a) 580 50,450
Rio Tinto plc 1,890 136,227
South32 Ltd. 11,137 23,112
SSAB AB, Class B 1,242 7,733
Teck Resources Ltd., Class B(a) 980 42,085
voestalpine AG 283 10,087
1,038,104
Multi-Utilities -
0 .9%
A2A SpA 3,990 11,633
AGL Energy Ltd. 1,853 11,233
Ameren Corp. 500 51,010
Centrica plc 3,030 7,138
CMS Energy Corp. 740 54,427
Consolidated Edison, Inc. 1,380 134,426
Dominion Energy, Inc.(a) 1,700 99,773
E.ON SE 3,507 65,331
Engie SA 4,560 106,842
Hera SpA 2,055 9,227
National Grid plc 9,920 148,581
NiSource, Inc. 722 30,403
Public Service Enterprise Group, Inc. 1,960 157,897
Investments Shares Value
Multi-Utilities
(continued)
Sembcorp Industries Ltd. 2,100 $ 10,537
Veolia Environnement SA 520 17,195
915,653
Office REITs -
0 .0% (c)
Derwent London plc, REIT 589 13,620
Dexus, REIT(a) 2,336 11,133
Gecina SA, REIT 120 11,156
35,909
Oil, Gas & Consumable Fuels -
4 .7%
Aker BP ASA 570 14,812
BP plc 23,219 134,929
Chevron Corp. 11,020 1,738,074
Enbridge, Inc.(a) 6,160 287,524
Eni SpA 4,380 80,603
Equinor ASA 800 19,136
Exxon Mobil Corp. 16,280 1,861,781
Galp Energia SGPS SA 1,273 25,558
ORLEN SA 880 23,863
Pembina Pipeline Corp. 500 18,935
Santos Ltd. 2,282 9,427
Shell plc 10,660 399,380
TotalEnergies SE 1,920 119,557
4,733,579
Paper & Forest Products -
0 .1%
Holmen AB, Class B 169 6,395
Mondi plc(a) 920 10,277
Stora Enso OYJ, Class R(a) 1,610 18,768
Svenska Cellulosa AB SCA, Class B 1,193 15,930
UPM-Kymmene OYJ(a) 487 13,086
64,456
Passenger Airlines -
0 .1%
International Consolidated Airlines
Group SA 6,441 35,365
Qantas Airways Ltd. 3,839 25,635
Ryanair Holdings plc 1,560 47,264
Singapore Airlines Ltd. 1,900 9,679
117,943
Personal Care Products -
0 .6%
Beiersdorf AG 124 13,127
Estee Lauder Cos., Inc. (The), Class
A 480 46,411
L'Oreal SA 540 226,028
Shiseido Co. Ltd. 1,200 20,253
Unilever plc 4,200 253,229
559,048
Pharmaceuticals -
7 .9%
ALK-Abello A/S, Class B* 105 3,463
Astellas Pharma, Inc. 6,300 65,983
AstraZeneca plc 3,277 536,894
Eli Lilly & Co. 2,420 2,088,121
Galderma Group AG 220 40,698

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
Global ESG Select Index Fund (cont.)
179 FLEXSHARES ANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Pharmaceuticals
(continued)
GSK plc 7,860 $ 183,870
Haleon plc 16,275 75,717
Hikma Pharmaceuticals plc 453 10,945
Ipsen SA 76 10,684
Johnson & Johnson 13,760 2,598,851
Merck & Co., Inc. 6,940 596,701
Merck KGaA 399 52,247
Novartis AG (Registered) 3,780 467,444
Novo Nordisk A/S, Class B 3,660 178,741
Orion OYJ, Class B 282 19,708
Roche Holding AG 1,100 354,768
Sandoz Group AG 693 46,186
Sanofi SA 3,060 309,390
Santen Pharmaceutical Co. Ltd. 1,700 16,652
Shionogi & Co. Ltd. 2,000 33,495
UCB SA 140 35,953
Zoetis, Inc., Class A 1,340 193,081
7,919,592
Professional Services -
0 .7%
Adecco Group AG (Registered) 376 10,501
ALS Ltd. 1,192 16,949
Arcadis NV 106 5,068
Automatic Data Processing, Inc.(a) 800 208,240
Bureau Veritas SA 751 24,687
Computershare Ltd. 1,260 30,165
Intertek Group plc 354 23,557
Randstad NV(a) 192 7,532
Recruit Holdings Co. Ltd. 3,200 160,109
RELX plc 3,660 161,428
SGS SA (Registered) 220 24,835
Teleperformance SE 152 10,870
Wolters Kluwer NV 462 56,657
740,598
Real Estate Management & Development -
0 .5%
Castellum AB 809 9,192
CBRE Group, Inc., Class A* 1,140 173,770
CK Asset Holdings Ltd. 3,000 14,837
CoStar Group, Inc.* 800 55,048
Daiwa House Industry Co. Ltd. 1,000 33,968
Fastighets AB Balder, Class B* 2,204 16,165
LEG Immobilien SE 190 14,485
Lendlease Corp. Ltd. 356 1,293
Mitsubishi Estate Co. Ltd. 2,100 44,493
Mitsui Fudosan Co. Ltd. 4,000 41,583
PSP Swiss Property AG (Registered) 95 16,462
Swiss Prime Site AG (Registered) 185 26,341
Tokyu Fudosan Holdings Corp. 1,600 12,868
Vonovia SE 1,280 38,486
Wharf Real Estate Investment Co.
Ltd.(a) 3,000 8,530
Wihlborgs Fastigheter AB 546 5,309
512,830
Investments Shares Value
Residential REITs -
0 .0% (c)
Essex Property Trust, Inc., REIT 95 $ 23,918
Retail REITs -
0 .1%
Klepierre SA, REIT(a) 651 24,901
Link REIT, REIT(a) 5,300 27,604
Unibail-Rodamco-Westfield, REIT 420 43,454
95,959
Semiconductors & Semiconductor Equipment -
9 .9%
Advanced Micro Devices, Inc.* 3,060 783,727
ASM International NV 80 51,893
ASML Holding NV 640 678,190
ASMPT Ltd. 1,900 20,046
BE Semiconductor Industries NV 120 20,443
Infineon Technologies AG 1,620 64,172
Intel Corp.* 11,860 474,281
Marvell Technology, Inc. 1,600 149,984
Micron Technology, Inc. 5,300 1,185,981
NVIDIA Corp. 27,200 5,507,728
NXP Semiconductors NV 660 138,019
QUALCOMM, Inc. 2,100 379,890
Renesas Electronics Corp. 8,000 99,237
Rohm Co. Ltd.(a) 1,700 27,334
STMicroelectronics NV 1,533 37,750
Tokyo Electron Ltd. 1,800 399,364
10,018,039
Software -
7 .1%
Adobe, Inc.* 840 285,860
Autodesk, Inc.* 840 253,126
Check Point Software Technologies
Ltd.*(a) 114 22,308
Crowdstrike Holdings, Inc., Class A* 720 390,967
Dassault Systemes SE 1,092 31,043
Fortinet, Inc.* 1,860 160,760
Gen Digital, Inc.(a) 1,344 35,428
Guidewire Software, Inc.* 191 44,625
HubSpot, Inc.* 134 65,917
Microsoft Corp. 9,601 4,971,494
Palo Alto Networks, Inc.* 1,940 427,266
Sage Group plc (The) 1,272 19,211
ServiceNow, Inc.* 400 367,712
Temenos AG (Registered) 35 3,307
Xero Ltd.* 470 44,614
7,123,638
Specialized REITs -
0 .6%
American Tower Corp., REIT 1,320 236,254
Big Yellow Group plc, REIT 458 6,691
Equinix, Inc., REIT 180 152,282
Keppel DC REIT, REIT 2,696 4,951
VICI Properties, Inc., Class A, REIT 3,000 89,970
Weyerhaeuser Co., REIT 4,020 92,460
582,608
Specialty Retail -
1 .6%
Best Buy Co., Inc.(a) 700 57,498

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
Global ESG Select Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 180
Investments Shares Value
COMMON STOCKS (continued)
Specialty Retail
(continued)
Fast Retailing Co. Ltd. 400 $ 147,116
H & M Hennes & Mauritz AB, Class
B(a) 1,957 37,171
Industria de Diseno Textil SA(a) 1,100 60,815
JB Hi-Fi Ltd.(a) 181 12,409
Kingfisher plc 3,203 12,995
Lowe's Cos., Inc. 1,100 261,943
Nitori Holdings Co. Ltd. 1,500 24,342
Ross Stores, Inc. 588 93,445
TJX Cos., Inc. (The) 4,320 605,405
Tractor Supply Co.(a) 1,407 76,133
Ulta Beauty, Inc.* 147 76,422
USS Co. Ltd. 2,200 24,306
Williams-Sonoma, Inc. 483 93,866
Zalando SE*(b) 414 11,592
ZOZO, Inc.(a) 1,200 10,387
1,605,845
Technology Hardware, Storage & Peripherals -
6 .1%
Apple, Inc. 20,980 5,672,363
FUJIFILM Holdings Corp. 2,000 46,477
Hewlett Packard Enterprise Co. 4,662 113,846
HP, Inc. 3,240 89,651
Logitech International SA
(Registered) 233 28,061
Ricoh Co. Ltd.(a) 1,700 14,610
Seiko Epson Corp. 1,100 13,970
Super Micro Computer, Inc.* 1,980 102,881
Western Digital Corp. 672 100,941
6,182,800
Textiles, Apparel & Luxury Goods -
1 .0%
Asics Corp. 2,600 66,546
Brunello Cucinelli SpA(a) 57 5,772
Burberry Group plc* 1,216 19,771
Christian Dior SE 15 9,825
Deckers Outdoor Corp.* 209 17,034
Hermes International SCA 40 99,215
Kering SA 160 56,657
LPP SA 1 4,859
Lululemon Athletica, Inc.*(a) 336 57,302
LVMH Moet Hennessy Louis Vuitton
SE 700 494,540
Moncler SpA 329 19,746
Pandora A/S 220 29,503
Puma SE 608 12,926
Swatch Group AG (The)(a) 30 6,271
Tapestry, Inc. 714 78,412
978,379
Trading Companies & Distributors -
0 .8%
AddTech AB, Class B 398 13,501
Ashtead Group plc 748 49,865
Beijer Ref AB, Class B 897 14,231
Bunzl plc 96 2,916
Investments Shares Value
Trading Companies & Distributors
(continued)
Diploma plc 229 $ 16,879
DKSH Holding AG 73 5,092
Ferguson Enterprises, Inc. 880 218,680
Grafton Group plc 334 4,178
Howden Joinery Group plc 1,273 14,442
IMCD NV 117 12,151
ITOCHU Corp. 2,000 115,946
Marubeni Corp. 2,600 64,133
Mitsui & Co. Ltd. 6,000 148,077
MonotaRO Co. Ltd.(a) 800 11,178
Rexel SA 677 23,442
RS GROUP plc 663 4,848
Sojitz Corp. 399 10,608
Toyota Tsusho Corp. 2,000 61,238
791,405
Transportation Infrastructure -
0 .2%
Aena SME SA(b) 1,320 35,880
Aeroports de Paris SA(a) 60 8,234
Atlas Arteria Ltd. 4,978 15,838
Auckland International Airport Ltd. 4,105 19,088
Flughafen Zurich AG (Registered) 46 13,592
Getlink SE 247 4,513
Qube Holdings Ltd. 2,166 6,225
SATS Ltd. 2,300 6,044
Transurban Group 4,880 46,259
155,673
Water Utilities -
0 .2%
American Water Works Co., Inc.(a) 1,120 143,842
Pennon Group plc 2,375 16,179
Severn Trent plc 924 33,761
United Utilities Group plc 1,512 23,849
217,631
Wireless Telecommunication Services -
0 .1%
Freenet AG 475 14,792
Tele2 AB, Class B 1,093 17,323
Vodafone Group plc 47,250 57,200
89,315
Total Common Stocks
(Cost $72,108,098) 99,603,567
Principal
Amount
SECURITIES LENDING REINVESTMENTS - 2 .5% (d)
REPURCHASE AGREEMENTS - 2 .5%
CF Secured LLC
4.13%, dated 10/31/2025, due
11/3/2025, repurchase price
$2,167,328, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 6.75%,
maturing 11/15/2025 - 2/15/2055;
total market value $2,198,849 $ 2,166,583 2,166,583

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
Global ESG Select Index Fund (cont.)
181 FLEXSHARES ANNUAL REPORT
Investments
Principal
Amount Value
SECURITIES LENDING REINVESTMENTS (continued)
REPURCHASE AGREEMENTS (continued)
TD Prime Services LLC
3.97%, dated 10/31/2025, due
11/3/2025, repurchase price
$151,639, collateralized by
various Common Stocks; total
market value $167,784 $ 151,589 $ 151,589
The Bank of Nova Scotia, Toronto
4.18%, dated 10/31/2025, due
11/3/2025, repurchase price
$200,070, collateralized by
various Common Stocks; total
market value $222,865 200,000 200,000
2,518,172
Total Securities Lending Reinvestments
(Cost $2,518,172) 2,518,172
Total Investments - 101.4%
(Cost $74,626,270) 102,121,739
Liabilities in excess of other assets - (1.4%) (1,454,786)
NET ASSETS - 100.0% $100,666,953
* Non-income producing security.
(a) The security or a portion of this security is on loan at
October 31, 2025. The total value of securities on loan
at October 31, 2025 was $5,984,313, collateralized in
the form of cash with a value of $2,518,172 that was
reinvested in the securities shown in the Securities
Lending Reinvestment section of the Schedule of
Investments; $3,306,389 of collateral in the form of U.S.
Government Treasury Securities, interest rates ranging
from 0.00% – 6.13%, and maturity dates ranging from
November 6, 2025 – August 15, 2055 and $454,822
of collateral in the form of Foreign Government Fixed
Income Securities, interest rates ranging from 0.00% –
6.25%, and maturity dates ranging from February 15,
2026 – November 2, 2086; a total value of $6,279,383.
(b) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies
to securities offerings that are made outside of the
United States and do not involve direct selling efforts in
the United States and as such may have restrictions on
resale.
(c) Represents less than 0.05% of net assets.
(d) The security was purchased with cash collateral held
from securities on loan at October 31, 2025. The total
value of securities purchased was $2,518,172.
Percentages shown are based on Net Assets.
Abbreviations
CVA — Dutch Certification
OYJ — Public Limited Company
Preference — A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
REIT — Real Estate Investment Trust
SCA — Limited partnership with share capital
As of October 31, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 28,388,139
Aggregate gross unrealized depreciation (1,174,676)
Net unrealized appreciation $ 27,213,463
Federal income tax cost $ 74,942,239
Futures Contracts
FlexShares
®
STOXX
®
Global ESG Select Index Fund had the following open futures contracts as of October 31, 2025:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Appreciation *
Long Contracts
EURO STOXX 50 Index 3 12/19/2025 EUR $ 196,295 $ 6,166
MSCI EAFE E-Mini Index 2 12/19/2025 USD 280,710 2,654
S&P 500 E-Mini Index 1 12/19/2025 USD 343,700 11,409
S&P 500 Micro E-Mini Index 6 12/19/2025 USD 206,220 5,854
$ 26,083
*
This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the
Statement of Assets and Liabilities for futures contracts.

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
Global ESG Select Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 182
Forward Foreign Currency Contracts
FlexShares
®
STOXX
®
Global ESG Select Index Fund had the following outstanding contracts as of October 31, 2025:
Contracts to Receive Counterparty In Exchange For Maturity Date
Unrealized
Appreciation/
(Depreciation)
USD 147,191 Morgan Stanley CHF 116,000 12/17/2025 $ 1,937
USD 205,594 Citibank NA EUR 174,000 12/17/2025 4,263
USD 11,790 JPMorgan Chase Bank NA EUR 10,000 12/17/2025 219
USD 127,787 Citibank NA SEK 1,196,000 12/17/2025 1,461
Net unrealized appreciation $ 7,880
Abbreviations:
CHF — Swiss Franc
EUR — Euro
SEK — Swedish Krona
USD — US Dollar
FlexShares® STOXX® Global ESG Select Index invested, as a percentage of net assets, in companies domiciled in the following countries as of October 31, 2025:
Australia 2 .8%
Austria 0 .1
Belgium 0 .2
Brazil 0 .0
†
Canada 1 .5
Chile 0 .0
†
China 0 .1
Denmark 0 .6
Faroe Islands 0 .0
†
Finland 0 .4
France 3 .0
Germany 1 .7
Hong Kong 0 .3
Ireland 1 .1
Israel 0 .0
†
Italy 1 .1
Japan 5 .7
Luxembourg 0 .0
†
Netherlands 1 .4
New Zealand 0 .1
Norway 0 .2
Poland 0 .1
Portugal 0 .1
Singapore 0 .4
South Africa 0 .1
Spain 1 .3
Sweden 1 .1
Switzerland 1 .2
United Kingdom 3 .9
United States 70 .4
Other
1
1 .1
100.0%
†
Amount represents less than 0.05%.
1
Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
Global ESG Select Index Fund (cont.)
183 FLEXSHARES ANNUAL REPORT
Security Type % of Net Assets
Common Stocks 99 .0%
Securities Lending Reinvestments 2 .5
Others
(1)
( 1 .5 )
100 .0%
(1)
Includes any other net assets/(liabilities).

FLEXSHARES ANNUAL REPORT 184
See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
Schedule of Investments
FlexShares
®
ESG & Climate US Large Cap Core Index Fund
October 31, 2025
Investments Shares Value
COMMON STOCKS -
99 .4%
Automobiles -
3 .2%
Tesla, Inc.* 5,760 $ 2,629,786
Banks -
2 .2%
JPMorgan Chase & Co. 5,850 1,820,052
Beverages -
0 .6%
Keurig Dr Pepper, Inc. 8,955 243,218
PepsiCo, Inc. 1,980 289,258
532,476
Biotechnology -
1 .0%
Amgen, Inc. 2,790 832,620
Broadline Retail -
4 .9%
Amazon.com, Inc.* 15,705 3,835,475
eBay, Inc. 3,150 256,127
4,091,602
Building Products -
1 .0%
Lennox International, Inc. 225 113,625
Trane Technologies plc 1,530 686,434
800,059
Capital Markets -
5 .8%
Bank of New York Mellon Corp. (The) 4,860 524,540
BlackRock, Inc. 720 779,623
FactSet Research Systems, Inc. 270 72,036
Goldman Sachs Group, Inc. (The) 1,215 959,085
Moody's Corp. 1,125 540,337
Morgan Stanley 2,700 442,800
MSCI, Inc. 540 317,817
Nasdaq, Inc. 2,970 253,905
S&P Global, Inc. 1,485 723,507
State Street Corp. 1,935 223,802
4,837,452
Chemicals -
1 .3%
Ecolab, Inc. 1,755 449,982
International Flavors & Fragrances,
Inc. 1,755 110,512
Sherwin-Williams Co. (The) 1,620 558,803
1,119,297
Commercial Services & Supplies -
1 .2%
Cintas Corp. 2,475 453,593
Waste Management, Inc. 2,790 557,359
1,010,952
Communications Equipment -
1 .0%
Cisco Systems, Inc. 11,070 809,328
Consumer Finance -
0 .1%
American Express Co. 270 97,397
Investments Shares Value
Consumer Staples Distribution & Retail -
2 .4%
Kroger Co. (The) 4,320 $ 274,881
Sysco Corp. 3,285 244,010
Target Corp. 3,105 287,896
Walmart, Inc. 11,925 1,206,571
2,013,358
Containers & Packaging -
0 .1%
Avery Dennison Corp. 540 94,441
Diversified Telecommunication Services -
0 .0% (a)
Verizon Communications, Inc. 450 17,883
Electric Utilities -
1 .4%
Edison International 2,655 147,034
Eversource Energy 2,520 186,001
NextEra Energy, Inc. 6,840 556,776
PG&E Corp. 15,120 241,315
1,131,126
Electrical Equipment -
0 .3%
Emerson Electric Co. 1,620 226,103
Electronic Equipment, Instruments & Components -
0 .2%
Jabil, Inc. 720 159,041
Energy Equipment & Services -
1 .0%
Baker Hughes Co. 6,705 324,589
Halliburton Co. 5,715 153,390
SLB Ltd. 10,395 374,844
852,823
Entertainment -
1 .0%
Walt Disney Co. (The) 7,560 851,407
Financial Services -
4 .3%
Berkshire Hathaway, Inc., Class B* 900 429,786
Fiserv, Inc.* 900 60,021
Global Payments, Inc. 1,710 132,969
Mastercard, Inc., Class A 2,115 1,167,459
PayPal Holdings, Inc.* 6,210 430,167
Visa, Inc., Class A(b) 4,050 1,379,997
3,600,399
Food Products -
0 .6%
Mondelez International, Inc., Class A 8,910 511,969
Ground Transportation -
2 .0%
CSX Corp. 12,735 458,715
Norfolk Southern Corp. 1,530 433,571
Union Pacific Corp. 3,510 773,499
1,665,785
Health Care Equipment & Supplies -
2 .1%
Abbott Laboratories 6,975 862,250
Becton Dickinson & Co. 855 152,797

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate US Large Cap Core Index Fund (cont.)
185 FLEXSHARES ANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies
(continued)
Medtronic plc 8,190 $ 742,833
1,757,880
Health Care Providers & Services -
1 .9%
Cigna Group (The) 1,845 450,936
CVS Health Corp. 8,730 682,250
Elevance Health, Inc. 1,530 485,316
1,618,502
Health Care REITs -
0 .4%
Alexandria Real Estate Equities, Inc.,
REIT 1,080 62,878
Ventas, Inc., REIT 3,105 229,118
291,996
Hotels, Restaurants & Leisure -
1 .3%
Booking Holdings, Inc. 151 766,739
Expedia Group, Inc. 855 188,100
Las Vegas Sands Corp. 2,430 144,220
1,099,059
Household Products -
0 .8%
Church & Dwight Co., Inc. 1,665 146,004
Clorox Co. (The) 855 96,153
Colgate-Palmolive Co. 5,265 405,668
647,825
Industrial REITs -
0 .4%
Prologis, Inc., REIT 2,475 307,123
Insurance -
0 .7%
Hartford Insurance Group, Inc. (The) 1,935 240,288
MetLife, Inc. 3,960 316,087
556,375
Interactive Media & Services -
9 .9%
Alphabet, Inc., Class A 10,935 3,074,813
Alphabet, Inc., Class C 9,630 2,713,926
Meta Platforms, Inc., Class A 3,735 2,421,587
8,210,326
IT Services -
1 .7%
Cognizant Technology Solutions
Corp., Class A 3,330 242,690
International Business Machines
Corp. 3,780 1,162,010
1,404,700
Life Sciences Tools & Services -
0 .2%
Illumina, Inc.* 1,080 133,423
Machinery -
1 .1%
CNH Industrial NV 5,715 59,950
Deere & Co. 1,485 685,521
Ingersoll Rand, Inc. 2,700 206,091
951,562
Investments Shares Value
Media -
0 .1%
Comcast Corp., Class A 3,960 $ 110,227
Metals & Mining -
0 .2%
Newmont Corp. 1,890 153,033
Multi-Utilities -
0 .4%
Consolidated Edison, Inc. 2,475 241,090
Public Service Enterprise Group, Inc. 990 79,754
320,844
Oil, Gas & Consumable Fuels -
1 .5%
ConocoPhillips 1,755 155,949
EQT Corp. 4,095 219,410
Occidental Petroleum Corp. 5,130 211,356
ONEOK, Inc. 4,320 289,440
Valero Energy Corp. 2,115 358,620
1,234,775
Personal Care Products -
0 .2%
Estee Lauder Cos., Inc. (The), Class
A 1,620 156,638
Pharmaceuticals -
3 .5%
Johnson & Johnson 6,705 1,266,373
Merck & Co., Inc. 10,575 909,239
Pfizer, Inc. 31,365 773,147
2,948,759
Professional Services -
1 .9%
Automatic Data Processing, Inc. 2,520 655,956
Broadridge Financial Solutions, Inc. 810 178,524
Equifax, Inc. 855 180,491
Paychex, Inc. 2,205 258,051
Paycom Software, Inc. 360 67,352
Verisk Analytics, Inc. 945 206,728
1,547,102
Real Estate Management & Development -
0 .1%
Zillow Group, Inc., Class C* 1,125 84,353
Residential REITs -
0 .2%
AvalonBay Communities, Inc., REIT 990 172,181
Semiconductors & Semiconductor Equipment -
12 .2%
Broadcom, Inc. 3,600 1,330,668
First Solar, Inc.* 720 192,197
Intel Corp.* 30,105 1,203,899
NVIDIA Corp. 36,810 7,453,657
10,180,421
Software -
12 .4%
Adobe, Inc.* 2,250 765,698
Autodesk, Inc.* 1,485 447,490
Cadence Design Systems, Inc.* 1,890 640,124
Microsoft Corp. 10,845 5,615,649
Salesforce, Inc. 3,825 996,068
ServiceNow, Inc.* 990 910,087
Synopsys, Inc.* 1,080 490,126

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate US Large Cap Core Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 186
Investments Shares Value
COMMON STOCKS (continued)
Software
(continued)
Workday, Inc., Class A* 1,485 $ 356,281
Zoom Communications, Inc., Class
A* 1,710 149,163
10,370,686
Specialized REITs -
0 .7%
Equinix, Inc., REIT 675 571,057
Specialty Retail -
1 .1%
Best Buy Co., Inc. 1,305 107,193
Home Depot, Inc. (The) 675 256,223
Tractor Supply Co.(b) 3,600 194,796
Ulta Beauty, Inc.* 315 163,762
Williams-Sonoma, Inc.(b) 855 166,161
888,135
Technology Hardware, Storage & Peripherals -
7 .9%
Apple, Inc. 21,645 5,852,159
Dell Technologies, Inc., Class C 2,115 342,651
Hewlett Packard Enterprise Co. 9,000 219,780
HP, Inc. 6,345 175,566
6,590,156
Textiles, Apparel & Luxury Goods -
0 .7%
Lululemon Athletica, Inc.* 765 130,463
NIKE, Inc., Class B 5,805 374,945
Ralph Lauren Corp. 270 86,308
591,716
Water Utilities -
0 .2%
American Water Works Co., Inc. 1,350 173,380
Total Common Stocks
(Cost $66,484,425) 82,777,590
Principal
Amount
SHORT-TERM INVESTMENTS - 0 .0% (a) (c) (d)
U.S. TREASURY OBLIGATIONS - 0 .0%
U.S. Treasury Bills
4.22%, 11/28/2025
(Cost $46,854) $ 47,000 46,874
Total Investments - 99.4%
(Cost $66,531,279) 82,824,464
Other assets less liabilities - 0.6% 474,716
NET ASSETS - 100.0% $83,299,180
* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) The security or a portion of this security is on loan at
October 31, 2025. The total value of securities on loan at
October 31, 2025 was $1,513,933, collateralized in the
form of U.S. Government Treasury Securities, interest
rates ranging from 0.00% – 6.13%, and maturity dates
ranging from December 4, 2025 – May 15, 2055; a total
value of $1,605,253.
(c) All or a portion of the security pledged as collateral for
Futures Contracts.
(d) The rate shown was the current yield as of October 31,
2025.
Percentages shown are based on Net Assets.
Abbreviations
REIT — Real Estate Investment Trust
As of October 31, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 18,645,477
Aggregate gross unrealized depreciation (2,356,082)
Net unrealized appreciation $ 16,289,395
Federal income tax cost $ 66,548,367

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate US Large Cap Core Index Fund (cont.)
187 FLEXSHARES ANNUAL REPORT
Futures Contracts
FlexShares
®
ESG & Climate US Large Cap Core Index Fund had the following open futures contracts as of October 31, 2025:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Appreciation *
Long Contracts
S&P 500 Micro E-Mini Index 14 12/19/2025 USD $ 481,180 $ 13,298
*
This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the
Statement of Assets and Liabilities for futures contracts.
Abbreviations:
USD — US Dollar
Security Type % of Net Assets
Common Stocks 99 .4%
Short-Term Investments 0 .1
Others
(1)
0 .6
100 .1%
(1)
Includes any other net assets/(liabilities).

FLEXSHARES ANNUAL REPORT 188
See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
Schedule of Investments
FlexShares
®
ESG & Climate Developed Markets ex-US Core Index Fund
October 31, 2025
Investments Shares Value
COMMON STOCKS -
98 .7%
Air Freight & Logistics -
0 .8%
Deutsche Post AG 11,907 $ 546,974
Automobile Components -
0 .6%
Bridgestone Corp. 9,300 408,329
Automobiles -
1 .2%
Honda Motor Co. Ltd.(a) 8,300 84,048
Mercedes-Benz Group AG 4,998 324,258
Nissan Motor Co. Ltd.*(a) 36,300 83,295
Renault SA 980 38,119
Toyota Motor Corp. 12,000 244,432
Yamaha Motor Co. Ltd.(a) 14,700 106,394
880,546
Banks -
14 .5%
ABN AMRO Bank NV, CVA(b) 7,007 209,547
Banco Bilbao Vizcaya Argentaria SA 3,381 68,037
Banco Santander SA(a) 57,281 583,520
Bank of Montreal(a) 902 112,162
Barclays plc 56,546 302,372
BNP Paribas SA 2,058 159,291
Canadian Imperial Bank of
Commerce 9,996 829,058
Commonwealth Bank of Australia 10,045 1,128,698
Danske Bank A/S 9,114 407,552
DBS Group Holdings Ltd. 1,900 78,733
HSBC Holdings plc 46,403 648,319
ING Groep NV 30,576 766,517
Intesa Sanpaolo SpA 52,969 340,899
KBC Group NV 3,744 450,498
Mediobanca Banca di Credito
Finanziario SpA 8,036 153,365
Mitsubishi UFJ Financial Group, Inc. 46,400 701,775
Mizuho Financial Group, Inc. 3,900 130,350
National Australia Bank Ltd. 5,586 159,513
National Bank of Canada 2,107 235,640
Royal Bank of Canada 7,704 1,129,744
Societe Generale SA 5,880 372,318
Standard Chartered plc 18,375 376,494
Sumitomo Mitsui Financial Group,
Inc. 16,500 445,876
Svenska Handelsbanken AB, Class A 24,353 319,918
UniCredit SpA 637 47,077
Westpac Banking Corp. 3,332 84,503
10,241,776
Beverages -
1 .1%
Asahi Group Holdings Ltd. 24,500 264,156
Budweiser Brewing Co. APAC Ltd.
(a)(b) 9,800 9,936
Diageo plc 22,785 523,881
797,973
Investments Shares Value
Biotechnology -
0 .4%
CSL Ltd. 2,666 $ 311,536
Broadline Retail -
1 .2%
Dollarama, Inc. 2,646 344,283
Next plc 1,911 359,040
Rakuten Group, Inc.* 24,500 160,545
863,868
Building Products -
1 .2%
Cie de Saint-Gobain SA 4,116 399,343
Geberit AG (Registered) 343 250,814
Kingspan Group plc 2,597 194,535
844,692
Capital Markets -
4 .2%
3i Group plc 12,495 722,328
Amundi SA(b) 980 72,731
Brookfield Asset Management Ltd.,
Class A 2,793 151,236
Daiwa Securities Group, Inc.(a) 21,600 166,779
Deutsche Boerse AG 490 124,140
EQT AB 6,076 210,972
Hong Kong Exchanges & Clearing
Ltd. 12,900 703,075
London Stock Exchange Group plc 196 24,428
Macquarie Group Ltd. 2,597 371,580
Nomura Holdings, Inc. 49,000 350,511
SBI Holdings, Inc. 700 31,416
Schroders plc 11,760 58,621
2,987,817
Chemicals -
2 .7%
Akzo Nobel NV(a) 2,744 181,920
Givaudan SA (Registered) 151 620,365
Nippon Paint Holdings Co. Ltd. 6,900 44,005
Nitto Denko Corp.(a) 11,500 287,696
Novonesis Novozymes B 1,617 96,777
Shin-Etsu Chemical Co. Ltd. 300 9,065
Sika AG (Registered) 2,499 489,371
Symrise AG, Class A 2,156 178,621
Toray Industries, Inc. 2,000 12,283
1,920,103
Commercial Services & Supplies -
1 .0%
Brambles Ltd. 15,729 255,983
Dai Nippon Printing Co. Ltd. 4,900 82,046
Rentokil Initial plc 40,229 222,889
Secom Co. Ltd. 4,300 145,506
706,424
Communications Equipment -
0 .3%
Nokia OYJ 30,674 207,609
Construction & Engineering -
0 .1%
WSP Global, Inc. 363 69,468

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate Developed Markets ex-US Core Index Fund (cont.)
189 FLEXSHARES ANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Consumer Staples Distribution & Retail -
2 .1%
Carrefour SA 10,045 $ 151,301
Jeronimo Martins SGPS SA 4,508 116,238
Loblaw Cos. Ltd. 4,389 174,601
Tesco plc 108,927 657,465
Woolworths Group Ltd. 18,620 346,306
1,445,911
Diversified Consumer Services -
0 .2%
Pearson plc 9,261 128,976
Diversified REITs -
0 .2%
CapitaLand Integrated Commercial
Trust, REIT 83,300 151,693
Diversified Telecommunication Services -
1 .8%
BCE, Inc. 4,361 99,692
Deutsche Telekom AG (Registered) 16,317 506,422
NTT, Inc. 19,600 20,153
Singapore Telecommunications Ltd. 19,600 64,006
Swisscom AG (Registered) 441 323,849
Telefonica SA(a) 21,413 108,424
TELUS Corp. 7,987 116,913
1,239,459
Electric Utilities -
2 .1%
EDP SA 50,568 251,556
Enel SpA 39,151 396,390
Iberdrola SA 31,213 632,797
Terna - Rete Elettrica Nazionale 22,687 232,683
1,513,426
Electrical Equipment -
3 .6%
Legrand SA 1,274 219,832
Mitsubishi Electric Corp. 5,900 165,333
Schneider Electric SE 3,773 1,071,715
Siemens Energy AG* 5,978 740,349
Vestas Wind Systems A/S 16,513 336,792
2,534,021
Electronic Equipment, Instruments & Components -
1 .2%
Celestica, Inc.*(a) 1,862 641,690
Murata Manufacturing Co. Ltd. 7,800 171,741
813,431
Energy Equipment & Services -
0 .1%
Tenaris SA 2,107 42,035
Entertainment -
0 .0% (c)
Nintendo Co. Ltd. 100 8,468
Toho Co. Ltd. 400 23,513
31,981
Financial Services -
0 .2%
Mitsubishi HC Capital, Inc. 14,700 115,077
Sony Financial Group, Inc.* 25,600 25,824
140,901
Investments Shares Value
Food Products -
1 .3%
Ajinomoto Co., Inc. 1,500 $ 42,579
Nestle SA (Registered) 8,673 830,620
Orkla ASA 3,675 37,306
910,505
Gas Utilities -
0 .1%
Hong Kong & China Gas Co. Ltd. 98,000 91,163
Ground Transportation -
1 .4%
Canadian National Railway Co. 7,252 696,086
Canadian Pacific Kansas City Ltd.(a) 1,666 120,008
East Japan Railway Co. 4,100 99,962
MTR Corp. Ltd. 24,500 89,840
1,005,896
Health Care Equipment & Supplies -
1 .6%
Alcon AG 196 14,601
BioMerieux 686 88,363
Koninklijke Philips NV 13,377 366,539
Olympus Corp. 14,700 181,251
Siemens Healthineers AG(b) 4,802 269,198
Sonova Holding AG (Registered) 853 232,284
1,152,236
Hotels, Restaurants & Leisure -
1 .2%
Amadeus IT Group SA 7,448 570,119
Galaxy Entertainment Group Ltd. 15,000 74,728
Oriental Land Co. Ltd. 4,900 99,237
Sands China Ltd.(a) 39,200 102,083
846,167
Household Durables -
1 .3%
Panasonic Holdings Corp. 6,200 72,381
Sekisui House Ltd. 6,200 133,252
Sony Group Corp. 25,700 722,680
928,313
Household Products -
0 .9%
Henkel AG & Co. KGaA (Preference) 2,744 222,522
Reckitt Benckiser Group plc 5,635 430,590
653,112
Independent Power and Renewable Electricity Producers
-
0 .3%
EDP Renovaveis SA 5,635 82,470
Orsted A/S*(b) 8,564 153,289
235,759
Industrial Conglomerates -
3 .2%
Hitachi Ltd. 32,700 1,128,809
Siemens AG (Registered) 4,067 1,152,644
2,281,453
Industrial REITs -
0 .3%
Segro plc, REIT 20,580 188,570
Insurance -
7 .0%
Aegon Ltd. 8,820 67,249

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate Developed Markets ex-US Core Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 190
Investments Shares Value
COMMON STOCKS (continued)
Insurance
(continued)
AIA Group Ltd. 39,200 $ 380,541
Allianz SE (Registered) 2,401 964,944
Aviva plc 50,960 447,653
AXA SA 15,876 689,535
Manulife Financial Corp. 22,393 725,417
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) 370 229,072
QBE Insurance Group Ltd. 18,228 236,750
Sompo Holdings, Inc. 4,100 125,298
Swiss Re AG 1,225 223,712
Tokio Marine Holdings, Inc. 700 26,273
Zurich Insurance Group AG 1,176 818,915
4,935,359
Interactive Media & Services -
0 .2%
LY Corp. 44,100 129,676
IT Services -
2 .3%
Capgemini SE 2,303 354,859
CGI, Inc. 3,234 281,727
Fujitsu Ltd. 27,100 709,098
Nomura Research Institute Ltd. 6,100 238,765
Shopify, Inc., Class A* 245 42,641
1,627,090
Leisure Products -
0 .2%
Shimano, Inc. 1,100 115,709
Machinery -
1 .8%
Atlas Copco AB, Class A 12,740 214,939
Epiroc AB, Class A 6,125 129,824
GEA Group AG 2,352 168,310
Komatsu Ltd. 7,400 248,148
Kone OYJ, Class B 2,597 173,613
Kubota Corp. 4,900 63,630
SKF AB, Class B 5,831 150,497
Volvo AB, Class B 1,588 43,830
Weir Group plc (The) 1,568 60,979
1,253,770
Media -
0 .4%
Publicis Groupe SA 2,891 289,634
Metals & Mining -
2 .8%
Anglo American plc 9,604 362,774
Antofagasta plc 735 26,943
BHP Group Ltd. 588 16,725
Fortescue Ltd. 14,357 200,101
Kinross Gold Corp. 13,377 311,428
Northern Star Resources Ltd. 21,952 353,667
Rio Tinto Ltd. 490 42,622
Wheaton Precious Metals Corp. 6,909 667,897
1,982,157
Investments Shares Value
Multi-Utilities -
0 .4%
National Grid plc 17,395 $ 260,540
Office REITs -
0 .1%
Gecina SA, REIT 735 68,334
Oil, Gas & Consumable Fuels -
4 .6%
Enbridge, Inc.(a) 17,689 825,651
ENEOS Holdings, Inc. 40,000 252,585
Neste OYJ 6,664 138,102
Pembina Pipeline Corp.(a) 5,194 196,691
Repsol SA 17,199 315,136
Shell plc 27,538 1,030,248
TC Energy Corp. 1,323 66,455
TotalEnergies SE 6,615 411,910
3,236,778
Passenger Airlines -
0 .3%
International Consolidated Airlines
Group SA 37,828 207,698
Personal Care Products -
1 .5%
Kao Corp. 7,600 321,651
L'Oreal SA 1,715 717,849
1,039,500
Pharmaceuticals -
8 .0%
Astellas Pharma, Inc. 14,700 153,961
AstraZeneca plc 6,194 1,014,807
Daiichi Sankyo Co. Ltd. 9,000 214,345
GSK plc 24,304 568,546
Novartis AG (Registered) 7,693 951,335
Novo Nordisk A/S, Class B 14,112 689,180
Roche Holding AG 131 42,250
Sanofi SA 7,693 777,823
Takeda Pharmaceutical Co. Ltd. 16,500 444,805
Teva Pharmaceutical Industries
Ltd.*(a) 14,161 286,597
UCB SA 1,960 503,347
5,646,996
Professional Services -
2 .3%
Computershare Ltd. 931 22,289
Recruit Holdings Co. Ltd. 9,800 490,334
RELX plc 16,758 739,127
Wolters Kluwer NV 2,813 344,969
1,596,719
Real Estate Management & Development -
0 .4%
Daiwa House Industry Co. Ltd. 5,500 186,826
Mitsubishi Estate Co. Ltd. 5,300 112,292
299,118
Retail REITs -
0 .6%
Scentre Group, REIT 84,721 225,733
Unibail-Rodamco-Westfield, REIT 1,960 202,786
428,519

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate Developed Markets ex-US Core Index Fund (cont.)
191 FLEXSHARES ANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment -
3 .3%
Advantest Corp. 4,400 $ 660,764
ASML Holding NV 1,441 1,526,986
Tokyo Electron Ltd. 600 133,121
2,320,871
Software -
2 .1%
SAP SE 5,096 1,320,171
Xero Ltd.* 1,960 186,051
1,506,222
Specialty Retail -
1 .2%
Fast Retailing Co. Ltd. 500 183,896
Industria de Diseno Textil SA(a) 11,368 628,493
ZOZO, Inc.(a) 6,500 56,264
868,653
Technology Hardware, Storage & Peripherals -
0 .6%
Canon, Inc.(a) 13,500 388,468
Textiles, Apparel & Luxury Goods -
2 .0%
Cie Financiere Richemont SA
(Registered) 1,029 203,429
Hermes International SCA 127 315,008
Kering SA 1,225 433,783
LVMH Moet Hennessy Louis Vuitton
SE 637 450,031
1,402,251
Trading Companies & Distributors -
1 .3%
Bunzl plc 5,439 165,216
ITOCHU Corp. 13,300 771,038
936,254
Transportation Infrastructure -
0 .9%
Aena SME SA(b) 6,370 173,145
Transurban Group 47,138 446,837
619,982
Water Utilities -
0 .2%
Severn Trent plc 4,361 159,343
Wireless Telecommunication Services -
1 .8%
SoftBank Corp. 411,600 584,317
SoftBank Group Corp. 1,800 316,231
Vodafone Group plc 298,851 361,783
1,262,331
Total Common Stocks
(Cost $57,537,000) 69,704,095
Investments
Principal
Amount Value
SECURITIES LENDING REINVESTMENTS - 1 .9% (d)
REPURCHASE AGREEMENTS - 1 .9%
CF Secured LLC
4.13%, dated 10/31/2025, due
11/3/2025, repurchase price
$1,342,535, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 6.75%,
maturing 11/15/2025 - 2/15/2055;
total market value $1,362,060
(Cost $1,342,070) $1,342,073 $ 1,342,070
Total Investments - 100.6%
(Cost $58,879,070) 71,046,165
Liabilities in excess of other assets - (0.6%) (411,881)
NET ASSETS - 100.0% $70,634,284
* Non-income producing security.
(a) The security or a portion of this security is on loan at
October 31, 2025. The total value of securities on loan
at October 31, 2025 was $3,917,671, collateralized in
the form of cash with a value of $1,342,073 that was
reinvested in the securities shown in the Securities
Lending Reinvestment section of the Schedule of
Investments; $2,161,900 of collateral in the form of U.S.
Government Treasury Securities, interest rates ranging
from 0.00% – 6.00%, and maturity dates ranging from
November 6, 2025 – February 15, 2055 and $673,335
of collateral in the form of Foreign Government Fixed
Income Securities, interest rates ranging from 0.00% –
5.75%, and maturity dates ranging from February 15,
2026 – July 22, 2068; a total value of $4,177,308.
(b) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies
to securities offerings that are made outside of the
United States and do not involve direct selling efforts in
the United States and as such may have restrictions on
resale.
(c) Represents less than 0.05% of net assets.
(d) The security was purchased with cash collateral held
from securities on loan at October 31, 2025. The total
value of securities purchased was $1,342,070.
Percentages shown are based on Net Assets.
Abbreviations
CVA — Dutch Certification
OYJ — Public Limited Company
Preference — A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
REIT — Real Estate Investment Trust
SCA — Limited partnership with share capital

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate Developed Markets ex-US Core Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 192
As of October 31, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 14,480,473
Aggregate gross unrealized depreciation (2,656,401)
Net unrealized appreciation $ 11,824,072
Federal income tax cost $ 59,242,727
Futures Contracts
FlexShares
®
ESG & Climate Developed Markets ex-US Core Index Fund had the following open futures contracts as of October 31, 2025:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Appreciation *
Long Contracts
MSCI EAFE E-Mini Index 6 12/19/2025 USD $ 842,130 $ 7,225
*
This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the
Statement of Assets and Liabilities for futures contracts.
Forward Foreign Currency Contracts
FlexShares
®
ESG & Climate Developed Markets ex-US Core Index Fund had the following outstanding contracts as of October 31, 2025:
Contracts to Receive Counterparty In Exchange For Maturity Date
Unrealized
Appreciation/
(Depreciation)
USD 45,896 UBS AG AUD 69,070 12/17/2025 $ 657
USD 143,203 Morgan Stanley CHF 112,857 12/17/2025 1,884
USD 90,318 JPMorgan Chase Bank NA EUR 76,606 12/17/2025 1,679
USD 65,587 Goldman Sachs & Co. GBP 49,000 12/17/2025 1,205
USD 46,093 JPMorgan Chase Bank NA GBP 34,011 12/17/2025 1,405
USD 106,904 Goldman Sachs & Co. JPY 15,769,000 12/17/2025 4,088
USD 54,368 JPMorgan Chase Bank NA JPY 7,941,090 12/17/2025 2,591
USD 26,045 Toronto-Dominion Bank (The) NOK 257,473 12/17/2025 597
USD 21,583 Morgan Stanley NZD 36,099 12/17/2025 872
USD 42,064 BNP Paribas SA SEK 390,201 12/17/2025 849
USD 51,032 Bank of Montreal SGD 65,000 12/17/2025 921
Total unrealized appreciation $ 16,748
CAD 51,291 Bank of Montreal USD 37,160 12/17/2025 $ (470)
JPY 9,562,000 Citigroup Global Markets, Inc. USD 65,210 12/17/2025 (2,864)
USD 20,212 BNP Paribas SA HKD 157,028 12/17/2025 (5)
Total unrealized depreciation $ (3,339)
Net unrealized appreciation $ 13,409
Abbreviations:
AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
EUR — Euro
GBP — British Pound
HKD — Hong Kong Dollar
JPY — Japanese Yen
NOK — Norwegian Krone
NZD — New Zealand Dollar

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate Developed Markets ex-US Core Index Fund (cont.)
193 FLEXSHARES ANNUAL REPORT
Abbreviations: (continued)
SEK — Swedish Krona
SGD — Singapore Dollar
USD — US Dollar
FlexShares® ESG & Climate Developed Markets ex-US Core Index invested, as a percentage of net assets, in companies domiciled in the following countries as of October 31, 2025:
Australia 5 .9%
Belgium 1 .3
Canada 11 .1
Denmark 2 .4
Finland 0 .7
France 10 .3
Germany 9 .6
Hong Kong 2 .1
Ireland 0 .3
Israel 0 .4
Italy 1 .7
Japan 19 .4
Netherlands 4 .9
New Zealand 0 .3
Norway 0 .1
Portugal 0 .6
Singapore 0 .4
Spain 4 .4
Sweden 1 .5
Switzerland 7 .1
United Kingdom 14 .2
Other
1
1 .3
100.0%
1
Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).
Security Type % of Net Assets
Common Stocks 98 .7%
Securities Lending Reinvestments 1 .9
Others
(1)
( 0 .6 )
100 .0%
(1)
Includes any other net assets/(liabilities).

FLEXSHARES ANNUAL REPORT 194
See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
Schedule of Investments
FlexShares
®
Morningstar Global Upstream Natural Resources Index Fund
October 31, 2025
Investments Shares Value
COMMON STOCKS -
99 .5%
Building Products -
0 .5%
Simpson Manufacturing Co., Inc. 89,873 $ 15,862,584
UFP Industries, Inc.(a) 128,737 11,860,540
27,723,124
Chemicals -
16 .1%
CF Industries Holdings, Inc. 872,011 72,629,796
Corteva, Inc. 3,531,766 216,991,703
FMC Corp.(a) 609,679 9,248,830
ICL Group Ltd. 6,371,267 41,878,619
K+S AG (Registered) 1,406,391 18,359,031
Mosaic Co. (The) 1,617,714 44,406,249
Nutrien Ltd. 4,058,859 221,286,971
PhosAgro PJSC*‡ 308,581 —
PI Industries Ltd. 825,860 33,281,401
Qinghai Salt Lake Industry Co. Ltd.,
Class A* 3,157,700 11,008,935
SABIC Agri-Nutrients Co. 2,047,647 66,941,728
Scotts Miracle-Gro Co. (The) 221,039 11,830,007
Taiwan Fertilizer Co. Ltd. 6,406,508 10,034,591
UPL Ltd. 4,481,505 36,353,344
Yara International ASA 1,350,524 49,284,959
Yunnan Yuntianhua Co. Ltd., Class A 1,214,500 4,910,313
848,446,477
Food Products -
10 .3%
Archer-Daniels-Midland Co.(a) 2,346,414 142,028,439
Bakkafrost P/F 408,072 18,739,862
Bunge Global SA(a) 716,555 67,786,103
Cal-Maine Foods, Inc.(a) 228,326 20,047,023
Charoen Pokphand Foods PCL,
NVDR 23,561,300 15,374,778
Charoen Pokphand Indonesia Tbk.
PT 56,109,900 15,756,659
Mowi ASA 3,624,068 79,739,204
Muyuan Foods Co. Ltd., Class A 3,400,600 24,046,192
New Hope Liuhe Co. Ltd., Class A 2,671,900 3,654,734
PPB Group Bhd. 5,586,700 14,860,515
QL Resources Bhd. 19,189,100 19,014,987
Salmar ASA 587,818 33,089,256
Tyson Foods, Inc., Class A 1,420,965 73,051,811
United Plantations Bhd. 2,429,000 14,383,763
541,573,326
Industrial Conglomerates -
1 .7%
Industries Qatar QSC 25,047,848 87,368,215
Metals & Mining -
30 .7%
Agnico Eagle Mines Ltd. 798,984 128,633,487
Alamos Gold, Inc., Class A 666,085 20,555,626
Anglo American plc 1,802,318 68,079,296
Antofagasta plc 582,960 21,369,224
Barrick Mining Corp.(a) 2,684,045 88,194,292
BHP Group Ltd.(a) 8,508,787 242,028,553
Investments Shares Value
Metals & Mining
(continued)
Boliden AB*(a) 463,939 $ 20,967,062
Evolution Mining Ltd. 3,296,153 23,433,996
First Quantum Minerals Ltd.* 1,124,627 23,373,042
Fortescue Ltd.(a) 2,749,628 38,322,936
Franco-Nevada Corp. 296,922 55,519,106
Freeport-McMoRan, Inc. 1,748,880 72,928,296
Glencore plc 16,866,976 80,764,585
GMK Norilskiy Nickel PAO*‡ 4,615,800 —
GMK Norilskiy Nickel PAO, ADR*‡ 1,231,473 —
Gold Fields Ltd. 1,391,817 54,445,681
Grupo Mexico SAB de CV, Series B 5,100,900 44,163,898
Hindalco Industries Ltd. 2,358,559 22,526,485
Kinross Gold Corp. 1,933,484 45,013,202
Newmont Corp. 1,413,678 114,465,508
Northern Star Resources Ltd. 2,285,689 36,824,590
Pan American Silver Corp.(a) 585,389 20,638,916
Rio Tinto plc 1,787,744 128,856,674
Royal Gold, Inc.(a) 82,586 14,435,207
Saudi Arabian Mining Co.* 2,142,378 36,704,608
South32 Ltd.(a) 7,758,226 16,100,185
Teck Resources Ltd., Class B 765,135 32,857,419
Vale SA 6,072,500 73,589,659
Vedanta Ltd. 2,764,202 15,368,398
Wheaton Precious Metals Corp.(a) 728,700 70,443,860
Zijin Mining Group Co. Ltd., Class A 2,429,000 10,414,781
1,621,018,572
Oil, Gas & Consumable Fuels -
31 .4%
ARC Resources Ltd.(a) 633,969 11,705,226
BP plc 16,536,632 96,096,990
Cameco Corp. 709,268 72,559,309
Canadian Natural Resources Ltd. 2,210,390 70,784,855
Cenovus Energy, Inc.(a) 1,367,527 23,131,278
Chevron Corp. 1,284,941 202,660,895
China Petroleum & Chemical Corp.,
Class H 24,290,000 12,907,246
ConocoPhillips 879,298 78,134,420
Coterra Energy, Inc. 497,945 11,781,379
Devon Energy Corp. 420,217 13,652,850
Diamondback Energy, Inc.(a) 133,595 19,129,468
Eni SpA 2,037,931 37,503,157
EOG Resources, Inc. 376,495 39,848,231
EQT Corp. 408,072 21,864,498
Equinor ASA 701,981 16,791,563
Expand Energy Corp. 150,598 15,558,279
Exxon Mobil Corp. 2,343,985 268,058,125
Gazprom PJSC*‡ 15,937,700 —
Inpex Corp.(a) 875,000 16,136,283
LUKOIL PJSC*‡ 214,305 —
LUKOIL PJSC, ADR*‡ 269,035 —
Novatek PJSC*‡ 1,237,715 —
Occidental Petroleum Corp. 449,365 18,513,838
PetroChina Co. Ltd., Class H 20,998,000 21,667,476

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Global Upstream Natural Resources Index Fund (cont.)
195 FLEXSHARES ANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels
(continued)
Petroleo Brasileiro SA - Petrobras
(Preference) 4,858,000 $ 26,837,785
Repsol SA 1,153,775 21,140,533
Rosneft Oil Co. PJSC*‡ 2,926,433 —
Santos Ltd. 3,298,582 13,625,919
Saudi Arabian Oil Co.(b) 6,096,790 42,106,812
Shell plc 6,230,385 233,090,408
Suncor Energy, Inc. 1,314,089 52,379,739
Tatneft PJSC*‡ 2,021,036 —
Texas Pacific Land Corp.(a) 12,145 11,457,350
TotalEnergies SE(a) 2,152,094 134,008,935
Tourmaline Oil Corp.(a) 383,782 16,897,200
Woodside Energy Group Ltd.(a) 2,067,079 33,559,689
1,653,589,736
Paper & Forest Products -
2 .9%
Canfor Corp.*(a) 167,601 1,462,913
Mondi plc(a) 1,413,678 15,791,282
Oji Holdings Corp. 2,671,900 13,500,418
Stella-Jones, Inc. 148,169 8,418,609
Stora Enso OYJ, Class R(a) 1,855,756 21,633,327
Suzano SA 2,186,100 19,846,880
Svenska Cellulosa AB SCA, Class
B(a) 1,513,267 20,206,120
UPM-Kymmene OYJ(a) 1,678,439 45,099,280
West Fraser Timber Co. Ltd.(a) 157,885 9,645,617
155,604,446
Specialized REITs -
0 .9%
PotlatchDeltic Corp., REIT(a) 153,027 6,121,080
Rayonier, Inc., REIT(a) 296,338 6,540,180
Weyerhaeuser Co., REIT(a) 1,498,693 34,469,939
47,131,199
Trading Companies & Distributors -
0 .1%
Boise Cascade Co.(a) 80,157 5,650,267
Water Utilities -
4 .9%
Aguas Andinas SA, Class A 10,077,921 3,840,064
AlKhorayef Water & Power
Technologies Co. 60,725 2,436,999
American States Water Co.(a) 99,589 7,101,692
American Water Works Co., Inc.(a) 500,374 64,263,033
Beijing Enterprises Water Group Ltd.
(a) 14,574,000 4,687,862
Chengdu Xingrong Environment Co.
Ltd., Class A 971,600 964,306
Cia de Saneamento Basico do
Estado de Sao Paulo SABESP 1,655,800 40,534,454
Cia de Saneamento de Minas Gerais
Copasa MG 662,300 4,647,654
Cia De Sanena Do Parana 832,400 5,329,685
Essential Utilities, Inc. 646,114 25,217,829
Grandblue Environment Co. Ltd.,
Class A 242,900 961,233
Investments Shares Value
Water Utilities
(continued)
Guangdong Investment Ltd. 9,716,000 $ 9,238,213
Pennon Group plc 1,809,605 12,327,594
Severn Trent plc 995,890 36,387,997
United Utilities Group plc 2,594,172 40,917,276
258,855,891
Total Common Stocks
(Cost $4,650,326,148) 5,246,961,253
Principal
Amount
SECURITIES LENDING REINVESTMENTS - 6 .1% (c)
CERTIFICATES OF DEPOSIT - 0 .7%
Bank of Montreal, Chicago
(SOFR + 0.31%), 4.35%,
5/29/2026(d) $ 2,000,000 2,000,862
Bank of Nova Scotia, Houston
(SOFR + 0.34%), 4.38%,
7/1/2026(d) 3,000,000 2,999,960
Barclays Bank plc, New York
(SOFR + 0.22%), 4.49%,
4/10/2026(d) 2,000,000 1,999,904
(SOFR + 0.25%), 4.52%,
4/29/2026(d) 2,000,000 1,999,998
BNP Paribas, New York
(SOFR + 0.24%), 4.28%,
12/1/2025(d) 3,000,000 3,000,000
Canadian Imperial Bank of
Commerce, New York
(SOFR + 0.24%), 4.28%,
12/17/2025(d) 2,000,000 2,000,000
MUFG Bank Ltd., New York Branch
(SOFR + 0.22%), 4.49%,
3/12/2026(d) 2,000,000 1,999,866
Natixis SA, New York
4.47%, 12/11/2025 2,000,000 2,000,000
Sumitomo Mitsui Banking Corp., New
York
(SOFR + 0.21%), 4.25%,
3/10/2026(d) 2,000,000 1,999,814
(SOFR + 0.22%), 4.26%,
4/9/2026(d) 5,000,000 4,999,087
Sumitomo Mitsui Trust Bank Ltd.,
New York
(SOFR + 0.29%), 4.33%,
11/7/2025(d) 1,000,000 1,000,000
(SOFR + 0.35%), 4.22%,
11/10/2025(d) 2,000,000 2,000,068
4.40%, 2/3/2026 2,000,000 2,002,420
Toronto-Dominion Bank, New York
(SOFR + 0.20%), 4.47%,
4/6/2026(d) 2,000,000 1,999,946

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Global Upstream Natural Resources Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 196
Investments
Principal
Amount Value
SECURITIES LENDING REINVESTMENTS (continued)
CERTIFICATES OF DEPOSIT (continued)
Toronto-Dominion Bank, New York
(continued)
(SOFR + 0.36%), 4.63%,
5/8/2026(d) $ 3,000,000 $ 3,002,331
Total Certificates of Deposit
(Cost $35,000,068) 35,004,256
REPURCHASE AGREEMENTS - 5 .4%
BofA Securities, Inc.
4.32%, dated 10/31/2025, due
2/2/2026, repurchase price
$8,090,240, collateralized by
various Common Stocks, U.S.
Treasury Securities, ranging
from 0.88% - 4.75%, maturing
9/30/2026 - 11/15/2043; total
market value $8,764,427 8,000,000 8,000,000
CF Secured LLC
4.13%, dated 10/31/2025, due
11/3/2025, repurchase price
$31,851,193, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 6.75%,
maturing 11/15/2025 - 2/15/2055;
total market value $32,324,282 31,840,234 31,840,235
Citigroup Global Markets, Inc.
4.15%, dated 10/31/2025, due
11/3/2025, repurchase price
$97,906,711, collateralized by
various U.S. Treasury Securities,
ranging from 0.13% - 0.63%,
maturing 1/15/2026 - 4/15/2026;
total market value $99,702,046 97,872,863 97,872,863
MetLife, Inc.
4.15%, dated 10/31/2025, due
11/3/2025, repurchase price
$50,061,925, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 4.50%,
maturing 12/16/2025 - 2/15/2054;
total market value $50,355,621 50,044,618 50,044,618
National Bank of Canada Financial Inc.
4.19%, dated 10/31/2025, due
11/3/2025, repurchase price
$52,018,157, collateralized by
various Common Stocks; total
market value $58,560,983 52,000,000 52,000,000
TD Prime Services LLC
4.17%, dated 10/31/2025, due
12/5/2025, repurchase price
$5,020,271, collateralized by
various Common Stocks; total
market value $5,506,881 5,000,000 5,000,000
Investments
Principal
Amount Value
REPURCHASE AGREEMENTS (continued)
TD Prime Services LLC
3.97%, dated 10/31/2025, due
11/3/2025, repurchase price
$515,531, collateralized by
various Common Stocks; total
market value $567,606 $ 515,360 $ 515,360
The Bank of Nova Scotia, Toronto
4.18%, dated 10/31/2025, due
11/3/2025, repurchase price
$41,903,963, collateralized by
various Common Stocks; total
market value $46,678,318 41,889,371 41,889,371
Total Repurchase Agreements
(Cost $287,162,447) 287,162,447
Total Securities Lending Reinvestments
(Cost $322,162,515) 322,166,703
Total Investments - 105.6%
(Cost $4,972,488,663) 5,569,127,956
Liabilities in excess of other assets - (5.6%) (294,550,311)
NET ASSETS - 100.0% $5,274,577,645
* Non-income producing security.
‡ Security is valued using significant unobservable inputs
and is classified as Level 3 in the fair value hierarchy.
(a) The security or a portion of this security is on loan at
October 31, 2025. The total value of securities on loan
at October 31, 2025 was $501,295,004, collateralized
in the form of cash with a value of $322,162,748 that
was reinvested in the securities shown in the Securities
Lending Reinvestment section of the Schedule of
Investments; $168,425,643 of collateral in the form of
U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 6.25%, and maturity dates
ranging from November 6, 2025 – May 15, 2055
and $36,832,705 of collateral in the form of Foreign
Government Fixed Income Securities, interest rates
ranging from 0.00% – 6.25%, and maturity dates ranging
from February 15, 2026 – November 2, 2086; a total
value of $527,421,096.
(b) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies
to securities offerings that are made outside of the
United States and do not involve direct selling efforts in
the United States and as such may have restrictions on
resale.
(c) The security was purchased with cash collateral held
from securities on loan at October 31, 2025. The total
value of securities purchased was $322,166,703.
(d) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect
as of October 31, 2025.
Percentages shown are based on Net Assets.
Abbreviations
ADR — American Depositary Receipt

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Global Upstream Natural Resources Index Fund (cont.)
197 FLEXSHARES ANNUAL REPORT
NVDR — Non-Voting Depositary Receipt
OYJ — Public Limited Company
PJSC — Public Joint Stock Company
Preference — A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
REIT — Real Estate Investment Trust
SCA — Limited partnership with share capital
SOFR — Secured Overnight Financing Rate
As of October 31, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 1,004,305,816
Aggregate gross unrealized depreciation (446,476,357)
Net unrealized appreciation $ 557,829,459
Federal income tax cost $ 5,011,750,301
Futures Contracts
FlexShares
®
Morningstar Global Upstream Natural Resources Index Fund had the following open futures contracts as of October 31, 2025:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Appreciation /
( Depreciation ) *
Long Contracts
FTSE 100 Index 43 12/19/2025 GBP $ 5,506,056 $ 226,821
FTSE/JSE Top 40 Index 55 12/18/2025 ZAR 3,263,571 108,336
Hang Seng Index 18 11/27/2025 HKD 2,999,961 (74,652)
MSCI Emerging Markets E-Mini Index 1 12/19/2025 USD 70,380 3,542
S&P Midcap 400 E-Mini Index 15 12/19/2025 USD 4,886,550 (64,947)
S&P/TSX 60 Index 47 12/18/2025 CAD 11,952,354 281,290
SPI 200 Index 7 12/18/2025 AUD 1,018,701 (1,576)
$ 478,814
*
This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the
Statement of Assets and Liabilities for futures contracts.
Forward Foreign Currency Contracts
FlexShares
®
Morningstar Global Upstream Natural Resources Index Fund had the following outstanding contracts as of October 31, 2025:
Contracts to Receive Counterparty In Exchange For Maturity Date
Unrealized
Appreciation/
(Depreciation)
USD 3,544,877 Citibank NA CAD 4,863,539 12/17/2025 $ 65,852
USD 1,178,997 JPMorgan Chase Bank NA EUR 1,000,000 12/17/2025 21,924
USD 7,124 JPMorgan Chase Bank NA JPY 1,040,584 12/17/2025 340
USD 246,535 Goldman Sachs & Co. KRW
*
341,530,156 12/17/2025 6,336
USD 53,989 BNP Paribas SA SEK 500,827 12/17/2025 1,090
USD 502,718 Citibank NA TWD
*
15,113,000 12/17/2025 9,609
Total unrealized appreciation $ 105,151
CAD 4,863,539 Bank of Montreal USD 3,523,622 12/17/2025 $ (44,596)
CAD 2,700,000 JPMorgan Chase Bank NA USD 1,948,513 12/17/2025 (17,128)
GBP 1,300,000 JPMorgan Chase Bank NA USD 1,761,829 12/17/2025 (53,712)
HKD 12,000,000 Morgan Stanley USD 1,545,735 12/17/2025 (768)
INR
*
53,715,711 Goldman Sachs & Co. USD 604,491 12/17/2025 (758)
NOK 3,870,048 Toronto-Dominion Bank (The) USD 391,480 12/17/2025 (8,969)
USD 2,609,623 BNP Paribas SA HKD 20,274,345 12/17/2025 (644)
USD 446,053 Goldman Sachs & Co. MXN 8,380,000 12/17/2025 (3,591)
USD 231,542 UBS AG ZAR 4,060,000 12/17/2025 (1,995)
Total unrealized depreciation $ (132,161)
Net unrealized depreciation $ (27,010)
* Non-deliverable forward. See Note 2 in the Notes to Financial Statements.

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Global Upstream Natural Resources Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 198
Abbreviations:
AUD — Australian Dollar
CAD — Canadian Dollar
EUR — Euro
GBP — British Pound
HKD — Hong Kong Dollar
INR — Indian Rupee
JPY — Japanese Yen
KRW — Korean Won
MXN — Mexican Peso
NOK — Norwegian Krone
SEK — Swedish Krona
TWD — Taiwan Dollar
USD — US Dollar
ZAR — South African Rand
FlexShares® Morningstar Global Upstream Natural Resources Index invested, as a percentage of net assets, in companies domiciled in the following countries as of October 31, 2025:
Australia 11 .6%
Austria 0 .3
Brazil 5 .5
Canada 16 .7
Chile 0 .5
China 2 .0
Faroe Islands 0 .4
Finland 1 .3
France 2 .5
Germany 0 .3
India 2 .0
Indonesia 0 .3
Israel 0 .8
Italy 0 .7
Japan 0 .6
Malaysia 0 .9
Mexico 0 .8
Norway 2 .5
Qatar 1 .7
Saudi Arabia 2 .8
South Africa 2 .3
Spain 0 .4
Sweden 0 .8
Taiwan 0 .2
Thailand 0 .3
United Kingdom 1 .7
United States 39 .2
Zambia 0 .4
Other
1
0 .5
100.0%
1
Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).
Security Type % of Net Assets
Common Stocks 99 .5%
Securities Lending Reinvestments 6 .1
Others
(1)
( 5 .6 )
100 .0%
(1)
Includes any other net assets/(liabilities).

199 FLEXSHARES ANNUAL REPORT
See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares® Trust
Schedule of Investments
FlexShares
®
STOXX
®
Global Broad Infrastructure Index Fund
October 31, 2025
Investments Shares Value
COMMON STOCKS -
99 .3%
Air Freight & Logistics -
2 .4%
CTT-Correios de Portugal SA(a) 140,532 $ 1,224,625
Deutsche Post AG 1,451,208 66,664,374
Oesterreichische Post AG 49,712 1,721,328
PostNL NV(a) 586,028 649,676
Singapore Post Ltd. 1,912,000 617,035
Viettel Post Joint Stock Corp. 95,600 419,601
71,296,639
Chemicals -
0 .0% (b)
PureCycle Technologies, Inc.*(a) 82,216 952,061
Commercial Services & Supplies -
5 .9%
Befesa SA(c) 54,492 1,805,077
Casella Waste Systems, Inc., Class
A*(a) 23,900 2,116,823
China Everbright Environment Group
Ltd.(a) 5,736,000 3,549,852
Clean Harbors, Inc.*(a) 21,988 4,628,694
Cleanaway Waste Management Ltd. 3,462,388 5,779,963
CoreCivic, Inc.* 45,888 850,305
Daiei Kankyo Co. Ltd.(a) 49,100 1,093,201
Daiseki Co. Ltd.(a) 95,660 2,014,973
GEO Group, Inc. (The)*(a) 60,228 1,022,069
GFL Environmental, Inc. 551,612 24,099,928
Republic Services, Inc., Class A 86,040 17,916,970
TRE Holdings Corp.(a) 95,600 960,623
Veralto Corp. 105,160 10,377,189
Waste Connections, Inc. 405,344 68,047,686
Waste Management, Inc. 155,828 31,129,760
175,393,113
Construction & Engineering -
0 .0% (b)
Envision Greenwise Holdings Ltd.*(a)
(c) 1,912,000 801,976
Diversified Telecommunication Services -
13 .4%
AST SpaceMobile, Inc., Class A*(a) 99,424 7,978,776
AT&T, Inc. 3,026,696 74,910,726
BCE, Inc.(a) 800,165 18,308,739
BT Group plc(a) 5,491,264 13,401,300
Cellnex Telecom SA(c) 408,212 12,735,409
China Tower Corp. Ltd., Class H(c) 3,824,000 5,525,272
Cogent Communications Holdings,
Inc.(a) 12,428 512,655
Deutsche Telekom AG (Registered) 3,022,872 93,819,179
Frontier Communications Parent,
Inc.* 100,380 3,790,349
GCI Liberty, Inc.*‡ 36,294 —
Helios Towers plc* 969,384 1,905,343
HKT Trust & HKT Ltd. 3,267,000 4,762,501
Infrastrutture Wireless Italiane
SpA(a)(c) 247,604 2,722,098
Iridium Communications, Inc.(a) 28,680 549,222
Investments Shares Value
Diversified Telecommunication Services
(continued)
KINX, Inc. 4,780 $ 312,013
Koninklijke KPN NV 3,370,856 15,632,600
Lumen Technologies, Inc.* 405,344 4,166,936
NTT, Inc. 45,983,600 47,280,531
Quebecor, Inc., Class B(a) 135,752 4,334,685
Swisscom AG (Registered)(a) 21,988 16,146,903
Uniti Group, Inc.(a) 75,524 435,018
Verizon Communications, Inc. 1,786,764 71,006,001
400,236,256
Electric Utilities -
14 .5%
American Electric Power Co., Inc. 226,572 27,247,549
Constellation Energy Corp. 131,928 49,736,856
Duke Energy Corp. 329,820 40,996,626
Enel SpA 4,953,992 50,157,398
Entergy Corp. 189,288 18,188,684
Exelon Corp.(a) 428,288 19,752,643
Iberdrola SA(a) 3,905,260 79,173,378
NextEra Energy, Inc. 872,828 71,048,199
PG&E Corp. 932,100 14,876,316
Southern Co. (The)(a) 465,572 43,782,391
Xcel Energy, Inc.(a) 250,472 20,330,812
435,290,852
Gas Utilities -
0 .7%
AltaGas Ltd.(a) 192,156 5,646,121
APA Group(a) 792,524 4,762,821
Enagas SA 131,928 2,096,015
Snam SpA(a) 1,308,764 8,078,557
20,583,514
Ground Transportation -
14 .7%
Aurizon Holdings Ltd. 2,606,056 5,851,767
Canadian National Railway Co. 893,860 85,797,546
Canadian Pacific Kansas City Ltd.(a) 1,433,044 103,227,442
Central Japan Railway Co. 1,529,600 37,392,318
CSX Corp. 791,568 28,512,279
East Japan Railway Co. 1,779,200 43,378,503
Keisei Electric Railway Co. Ltd.(a) 764,800 6,096,358
Kyushu Railway Co. 246,600 6,254,041
MTR Corp. Ltd.(a) 2,390,000 8,763,928
Norfolk Southern Corp. 94,644 26,820,217
Odakyu Electric Railway Co. Ltd.(a) 536,200 5,673,338
Rumo SA 1,912,000 5,652,403
Tobu Railway Co. Ltd.(a) 286,800 4,623,464
Union Pacific Corp. 251,428 55,407,188
West Japan Railway Co.(a) 764,800 15,692,660
439,143,452
Health Care Providers & Services -
4 .4%
Acadia Healthcare Co., Inc.*(a) 28,680 616,620
Bangkok Dusit Medical Services
PCL, NVDR 21,318,800 12,460,965
Bumrungrad Hospital PCL, NVDR 1,051,600 5,593,790
Encompass Health Corp. 43,020 4,897,827

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
Global Broad Infrastructure Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 200
Investments Shares Value
COMMON STOCKS (continued)
Health Care Providers & Services
(continued)
Fresenius SE & Co. KGaA 645,300 $ 37,255,159
HCA Healthcare, Inc.(a) 69,788 32,080,148
IHH Healthcare Bhd. 3,346,000 6,591,332
KPJ Healthcare Bhd. 2,676,800 1,815,213
Life Healthcare Group Holdings Ltd. 1,892,880 1,296,321
Ramsay Health Care Ltd.(a) 285,844 6,006,802
Rede D'Or Sao Luiz SA(c) 1,242,800 10,002,127
Select Medical Holdings Corp. 38,240 528,859
Tenet Healthcare Corp.* 38,240 7,896,178
Universal Health Services, Inc.,
Class B 21,988 4,771,616
131,812,957
Independent Power and Renewable Electricity Producers
-
0 .9%
Vistra Corp. 135,752 25,562,102
IT Services -
0 .2%
Fastly, Inc., Class A* 60,228 499,290
NEXTDC Ltd.*(a) 554,480 5,720,728
SUNeVision Holdings Ltd.(a) 504,000 391,673
6,611,691
Media -
2 .0%
Charter Communications, Inc., Class
A* 39,196 9,165,593
Comcast Corp., Class A 1,563,060 43,507,775
EchoStar Corp., Class A*(a) 61,184 4,580,846
Sirius XM Holdings, Inc.(a) 78,392 1,700,322
58,954,536
Multi-Utilities -
7 .7%
Consolidated Edison, Inc. 152,960 14,899,834
Dominion Energy, Inc. 362,324 21,264,795
E.ON SE 1,429,220 26,624,636
Engie SA 1,178,748 27,618,372
National Grid plc 3,290,552 49,285,526
Public Service Enterprise Group, Inc.
(a) 212,232 17,097,410
Sempra 277,240 25,489,446
Veolia Environnement SA 1,049,688 34,710,904
WEC Energy Group, Inc. 135,752 15,167,571
232,158,494
Oil, Gas & Consumable Fuels -
8 .1%
Antero Midstream Corp. 142,444 2,457,159
Cheniere Energy, Inc. 92,732 19,659,184
DT Midstream, Inc. 43,020 4,710,260
Enbridge, Inc. 1,390,024 64,880,683
Hess Midstream LP, Class A 55,448 1,882,460
Keyera Corp.(a) 148,180 4,379,355
Kinder Morgan, Inc. 830,764 21,757,709
Kinetik Holdings, Inc., Class A(a) 20,076 773,127
Koninklijke Vopak NV 38,240 1,733,686
ONEOK, Inc. 267,680 17,934,560
Investments Shares Value
Oil, Gas & Consumable Fuels
(continued)
Pembina Pipeline Corp. 371,884 $ 14,082,836
Santos Ltd. 2,080,256 8,593,208
South Bow Corp.(a) 133,840 3,475,073
Targa Resources Corp. 90,820 13,989,913
TC Energy Corp. 662,508 33,277,888
Transneft PJSC (Preference)*‡ 147,300 —
Williams Cos., Inc. (The) 516,240 29,874,809
243,461,910
Specialized REITs -
4 .1%
American Tower Corp., REIT 198,848 35,589,815
Crown Castle, Inc., REIT 185,464 16,732,562
Digital Core REIT Management Pte.
Ltd., REIT 956,000 492,340
Digital Realty Trust, Inc., REIT(a) 135,752 23,133,499
Equinix, Inc., REIT 41,108 34,777,779
Keppel DC REIT, REIT 1,755,216 3,223,302
SBA Communications Corp., Class
A, REIT 45,888 8,786,634
122,735,931
Transportation Infrastructure -
7 .6%
Adani Ports & Special Economic
Zone Ltd. 1,373,772 22,462,566
Aena SME SA(c) 1,153,892 31,364,412
Airports of Thailand PCL, NVDR 6,500,800 8,293,119
Atlas Arteria Ltd. 1,573,576 5,006,488
Auckland International Airport Ltd. 2,683,499 12,478,050
Bangkok Expressway & Metro PCL,
NVDR 12,045,600 1,918,504
China Merchants Port Holdings Co.
Ltd. 1,912,000 3,699,915
COSCO SHIPPING Ports Ltd.(a) 1,971,426 1,453,420
Flughafen Zurich AG (Registered) 29,636 8,756,972
Gemadept Corp. 669,200 1,731,808
Getlink SE 491,384 8,978,070
Grupo Aeroportuario del Centro Norte
SAB de CV, Class B 434,980 5,367,993
Grupo Aeroportuario del Pacifico
SAB de CV, Class B 640,520 13,371,112
Grupo Aeroportuario del Sureste
SAB de CV, Class B 267,680 8,108,966
International Container Terminal
Services, Inc. 2,351,760 21,179,827
Japan Airport Terminal Co. Ltd.(a) 141,200 4,395,801
Jiangsu Expressway Co. Ltd., Class
H 1,912,000 2,327,207
Motiva Infraestrutura de Mobilidade
SA 1,625,200 4,792,471
Promotora y Operadora de
Infraestructura SAB de CV 282,020 3,657,754
Qube Holdings Ltd.(a) 2,868,000 8,242,384
Shenzhen International Holdings Ltd.
(a) 2,047,732 2,120,924
Transurban Group(a) 4,895,676 46,407,738
Westports Holdings Bhd. 1,529,634 1,880,997
227,996,498

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
Global Broad Infrastructure Index Fund (cont.)
201 FLEXSHARES ANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Water Utilities -
2 .8%
Aguas Andinas SA, Class A 3,930,116 $ 1,497,521
American States Water Co. 17,208 1,227,102
American Water Works Co., Inc.(a) 83,172 10,681,780
Beijing Enterprises Water Group Ltd.
(a) 6,220,000 2,000,721
California Water Service Group(a) 21,032 933,400
Cia de Saneamento Basico do
Estado de Sao Paulo SABESP 715,400 17,513,195
Cia de Saneamento de Minas Gerais
Copasa MG 286,800 2,012,604
Cia De Sanena Do Parana
(Preference) 1,625,200 2,061,245
Essential Utilities, Inc. 109,940 4,290,958
Guangdong Investment Ltd. 3,824,000 3,635,954
H2O America 15,296 707,440
Middlesex Water Co.(a) 8,604 494,472
Pennon Group plc 749,504 5,105,855
Severn Trent plc 423,508 15,474,207
United Utilities Group plc 1,070,720 16,888,219
84,524,673
Wireless Telecommunication Services -
9 .9%
Bharti Airtel Ltd. 2,401,472 55,579,078
KDDI Corp. 2,485,600 39,715,065
SoftBank Group Corp. 897,600 157,693,966
T-Mobile US, Inc. 207,452 43,575,293
296,563,402
Total Common Stocks
(Cost $2,526,374,779) 2,974,080,057
Principal
Amount
SECURITIES LENDING REINVESTMENTS - 4 .3% (d)
CERTIFICATES OF DEPOSIT - 0 .2%
Credit Agricole CIB, New York
(SOFR + 0.21%), 4.25%,
1/8/2026(e) $ 1,000,000 999,997
National Australia Bank, New York
(SOFR + 0.25%), 4.29%,
3/17/2026(e) 1,000,000 1,000,340
Natixis SA, New York
4.47%, 12/11/2025 1,000,000 1,000,000
Sumitomo Mitsui Trust Bank Ltd.,
New York
(SOFR + 0.35%), 4.22%,
11/10/2025(e) 2,000,000 2,000,067
4.40%, 2/3/2026 2,000,000 2,002,420
Total Certificates of Deposit
(Cost $7,000,067) 7,002,824
Investments
Principal
Amount Value
REPURCHASE AGREEMENTS - 4 .1%
BofA Securities, Inc.
4.32%, dated 10/31/2025, due
2/2/2026, repurchase price
$2,022,560, collateralized by
various Common Stocks, U.S.
Treasury Securities, ranging
from 0.88% - 4.75%, maturing
9/30/2026 - 11/15/2043; total
market value $2,191,107 $ 2,000,000 $ 2,000,000
CF Secured LLC
4.13%, dated 10/31/2025, due
11/3/2025, repurchase price
$49,212,190, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 6.75%,
maturing 11/15/2025 - 2/15/2055;
total market value $49,958,041 49,195,259 49,195,259
Citigroup Global Markets, Inc.
4.15%, dated 10/31/2025, due
11/3/2025, repurchase price
$19,619,461, collateralized by
various U.S. Treasury Securities,
ranging from 0.13% - 0.63%,
maturing 1/15/2026 - 4/15/2026;
total market value $19,979,227 19,612,678 19,612,678
MetLife, Inc.
4.15%, dated 10/31/2025, due
11/3/2025, repurchase price
$3,001,038, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 4.50%,
maturing 12/16/2025 - 2/15/2054;
total market value $3,018,644 3,000,000 3,000,000
National Bank of Canada Financial Inc.
4.19%, dated 10/31/2025, due
11/3/2025, repurchase price
$15,005,238, collateralized by
various Common Stocks; total
market value $16,892,591 15,000,000 15,000,000
TD Prime Services LLC
3.97%, dated 10/31/2025, due
11/3/2025, repurchase price
$3,501,158, collateralized by
various Common Stocks; total
market value $3,873,926 3,500,000 3,500,000

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
Global Broad Infrastructure Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 202
Investments
Principal
Amount Value
SECURITIES LENDING REINVESTMENTS (continued)
REPURCHASE AGREEMENTS (continued)
The Bank of Nova Scotia, Toronto
4.18%, dated 10/31/2025, due
11/3/2025, repurchase price
$30,010,450, collateralized by
various Common Stocks; total
market value $33,429,710 $ 30,000,000 $ 30,000,000
Total Repurchase Agreements
(Cost $122,307,937) 122,307,937
Total Securities Lending Reinvestments
(Cost $129,308,004) 129,310,761
Total Investments - 103.6%
(Cost $2,655,682,783) 3,103,390,818
Liabilities in excess of other assets - (3.6%) (107,613,344)
NET ASSETS - 100.0% $2,995,777,474
* Non-income producing security.
‡ Security is valued using significant unobservable inputs
and is classified as Level 3 in the fair value hierarchy.
(a) The security or a portion of this security is on loan at
October 31, 2025. The total value of securities on loan
at October 31, 2025 was $202,572,076, collateralized
in the form of cash with a value of $129,308,237 that
was reinvested in the securities shown in the Securities
Lending Reinvestment section of the Schedule of
Investments; $55,072,844 of collateral in the form of
U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 6.13%, and maturity dates
ranging from November 6, 2025 – August 15, 2055
and $28,925,469 of collateral in the form of Foreign
Government Fixed Income Securities, interest rates
ranging from 0.00% – 6.25%, and maturity dates ranging
from February 15, 2026 – November 2, 2086; a total
value of $213,306,550.
(b) Represents less than 0.05% of net assets.
(c) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies
to securities offerings that are made outside of the
United States and do not involve direct selling efforts in
the United States and as such may have restrictions on
resale.
(d) The security was purchased with cash collateral held
from securities on loan at October 31, 2025. The total
value of securities purchased was $129,310,761.
(e) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect
as of October 31, 2025.
Percentages shown are based on Net Assets.
Abbreviations
NVDR — Non-Voting Depositary Receipt
PJSC — Public Joint Stock Company
Preference — A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate
As of October 31, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 493,198,965
Aggregate gross unrealized depreciation (170,133,663)
Net unrealized appreciation $ 323,065,302
Federal income tax cost $ 2,781,082,687
Futures Contracts
FlexShares
®
STOXX
®
Global Broad Infrastructure Index Fund had the following open futures contracts as of October 31, 2025:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Appreciation /
( Depreciation ) *
Long Contracts
FTSE 100 Index 64 12/19/2025 GBP $ 8,195,060 $ 352,272
S&P 500 E-Mini Index 15 12/19/2025 USD 5,155,500 159,444
S&P/TSX 60 Index 23 12/18/2025 CAD 5,849,024 159,057
SPI 200 Index 32 12/18/2025 AUD 4,656,918 (15,143)
TOPIX Index 3 12/11/2025 JPY 649,249 37,549
$ 693,179
*
This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the
Statement of Assets and Liabilities for futures contracts.

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
Global Broad Infrastructure Index Fund (cont.)
203 FLEXSHARES ANNUAL REPORT
Forward Foreign Currency Contracts
FlexShares
®
STOXX
®
Global Broad Infrastructure Index Fund had the following outstanding contracts as of October 31, 2025:
Contracts to Receive Counterparty In Exchange For Maturity Date
Unrealized
Appreciation/
(Depreciation)
USD 1,063,176 UBS AG AUD 1,600,000 12/17/2025 $ 15,225
USD 2,981,557 JPMorgan Chase Bank NA GBP 2,200,000 12/17/2025 90,896
USD 2,115,162 Goldman Sachs & Co. JPY 312,000,000 12/17/2025 80,875
Total unrealized appreciation $ 186,996
AUD 1,600,000 Citibank NA USD 1,056,923 12/17/2025 $ (8,972)
GBP 1,600,000 Citibank NA USD 2,157,653 12/17/2025 (55,354)
JPY 179,828,000 JPMorgan Chase Bank NA USD 1,231,184 12/17/2025 (58,678)
Total unrealized depreciation $ (123,004)
Net unrealized appreciation $ 63,992
Abbreviations:
AUD — Australian Dollar
CAD — Canadian Dollar
GBP — British Pound
JPY — Japanese Yen
USD — US Dollar

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
Global Broad Infrastructure Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 204
FlexShares® STOXX® Global Broad Infrastructure Index invested, as a percentage of net assets, in companies domiciled in the following countries as of October 31, 2025:
Australia 3 .2%
Austria 0 .1
Brazil 1 .4
Canada 11 .3
Chile 0 .1
China 0 .8
France 2 .4
Germany 7 .5
Hong Kong 0 .5
India 2 .6
Italy 2 .0
Japan 12 .4
Malaysia 0 .3
Mexico 1 .0
Netherlands 0 .6
New Zealand 0 .4
Philippines 0 .7
Portugal 0 .0
†
Singapore 0 .2
South Africa 0 .0
†
South Korea 0 .0
†
Spain 4 .3
Switzerland 0 .8
Tanzania 0 .1
Thailand 1 .0
United Kingdom 3 .3
United States 42 .2
Vietnam 0 .1
Other
1
0 .7
100.0%
†
Amount represents less than 0.05%.
1
Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).
Security Type % of Net Assets
Common Stocks 99 .3%
Securities Lending Reinvestments 4 .3
Others
(1)
( 3 .6 )
100 .0%
(1)
Includes any other net assets/(liabilities).

205 FLEXSHARES ANNUAL REPORT
See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares® Trust
Schedule of Investments
FlexShares
®
Global Quality Real Estate Index Fund
October 31, 2025
Investments Shares Value
COMMON STOCKS -
98 .1%
Capital Markets -
0 .1%
HMC Capital Ltd., REIT(a) 130,560 $ 264,960
Diversified REITs -
7 .9%
Alexander & Baldwin, Inc., REIT(a) 49,080 783,808
American Assets Trust, Inc., REIT 39,480 754,463
Broadstone Net Lease, Inc., REIT 89,280 1,599,898
CapitaLand Integrated Commercial
Trust, REIT 2,795,300 5,090,369
Charter Hall Group, REIT 226,800 3,331,771
Covivio SA, REIT 5,880 377,340
Essential Properties Realty Trust,
Inc., REIT(a) 95,040 2,839,795
H&R REIT, REIT(a) 102,720 820,352
KDX Realty Investment Corp.,
REIT(a) 1,962 2,170,165
Mapletree Pan Asia Commercial
Trust, REIT 1,140,000 1,261,362
Mori Trust REIT, Inc., REIT 1,800 907,858
NIPPON REIT Investment Corp.,
REIT 1,355 855,808
Stockland, REIT(a) 142,920 590,380
WP Carey, Inc., REIT 104,760 6,914,160
28,297,529
Health Care REITs -
6 .0%
CareTrust REIT, Inc., REIT(a) 91,560 3,172,554
LTC Properties, Inc., REIT(a) 26,880 942,950
Medical Properties Trust, Inc.,
REIT(a) 214,440 1,108,655
National Health Investors, Inc., REIT 22,200 1,654,122
Parkway Life REIT, REIT 288,000 907,296
Sabra Health Care REIT, Inc.,
REIT(a) 114,360 2,037,895
Welltower, Inc., REIT 63,120 11,427,245
21,250,717
Hotel & Resort REITs -
1 .5%
Apple Hospitality REIT, Inc., REIT(a) 106,440 1,191,064
CapitaLand Ascott Trust, REIT 1,464,000 1,063,030
Park Hotels & Resorts, Inc., REIT(a) 93,960 966,848
RLJ Lodging Trust, REIT(a) 96,120 653,616
Sunstone Hotel Investors, Inc., REIT 93,120 824,112
Xenia Hotels & Resorts, Inc., REIT(a) 63,600 782,280
5,480,950
Industrial REITs -
7 .4%
Centuria Industrial REIT, REIT(a) 24,120 55,897
EastGroup Properties, Inc., REIT(a) 25,440 4,440,043
First Industrial Realty Trust, Inc.,
REIT 62,880 3,476,006
Goodman Group, REIT 21,120 456,680
Granite REIT, REIT 17,400 978,816
Investments Shares Value
Industrial REITs
(continued)
Innovative Industrial Properties, Inc.,
REIT 13,920 $ 698,088
LondonMetric Property plc, REIT 609,240 1,522,456
Mitsubishi Estate Logistics REIT
Investment Corp., REIT 1,055 845,068
Montea NV, REIT 11,336 915,881
Prologis, Inc., REIT 87,480 10,855,393
Tritax Big Box REIT plc, REIT(a) 1,055,760 2,082,053
26,326,381
Office REITs -
4 .2%
Colonial SFL Socimi SA, REIT 151,800 961,013
Cousins Properties, Inc., REIT(a) 79,560 2,062,991
Great Portland Estates plc, REIT 215,520 942,926
Highwoods Properties, Inc., REIT(a) 51,120 1,463,565
Japan Excellent, Inc., REIT(a) 925 883,240
Kilroy Realty Corp., REIT(a) 53,760 2,271,360
Orix JREIT, Inc., REIT 2,520 1,706,118
Paramount Group, Inc., REIT*(a) 136,320 891,533
Tokyu REIT, Inc., REIT(a) 634 814,029
Vornado Realty Trust, REIT(a) 77,400 2,936,556
14,933,331
Real Estate Management & Development -
17 .9%
Airport City Ltd.* 47,160 934,447
Allreal Holding AG (Registered) 7,200 1,723,874
Amot Investments Ltd. 140,760 1,115,976
Aroundtown SA* 371,160 1,326,304
Big Shopping Centers Ltd.(a) 7,680 1,718,336
Capitaland India Trust 912,000 847,916
City Developments Ltd. 240,000 1,333,282
CK Asset Holdings Ltd. 915,500 4,527,910
CTP NV(a)(b) 63,068 1,316,099
Daito Trust Construction Co. Ltd.(a) 139,600 2,606,598
Hang Lung Group Ltd.(a) 519,000 988,959
Hang Lung Properties Ltd. 1,007,000 1,120,732
Hongkong Land Holdings Ltd. 221,300 1,352,143
Howard Hughes Holdings, Inc.* 13,800 1,094,064
Hulic Co. Ltd.(a) 101,800 1,050,677
Ichigo, Inc. 276,000 671,838
International Workplace Group plc 360,720 1,072,982
Intershop Holding AG 938 184,153
Katitas Co. Ltd.(a) 47,100 767,089
Kerry Properties Ltd.(a) 370,500 932,423
Mega Or Holdings Ltd., REIT(a) 19,320 1,187,389
Melisron Ltd. 12,480 1,626,826
Mivne Real Estate KD Ltd. 286,680 1,271,216
Mobimo Holding AG (Registered) 3,480 1,478,268
Nomura Real Estate Holdings, Inc. 264,200 1,507,460
Olav Thon Eiendomsselskap ASA 3,360 88,011
PSP Swiss Property AG (Registered) 21,960 3,805,215
Sino Land Co. Ltd. 1,764,954 2,191,375
Sirius Real Estate Ltd., REIT 741,840 973,204
St Joe Co. (The)(a) 19,800 1,124,244

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Global Quality Real Estate Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 206
Investments Shares Value
COMMON STOCKS (continued)
Real Estate Management & Development
(continued)
Sumitomo Realty & Development Co.
Ltd.(a) 148,300 $ 6,335,155
Sun Hung Kai Properties Ltd.(a) 694,000 8,433,687
Swire Properties Ltd. 173,000 471,887
Tokyo Tatemono Co. Ltd.(a) 89,100 1,664,245
Tokyu Fudosan Holdings Corp. 277,100 2,228,599
UOL Group Ltd. 220,300 1,345,718
VGP NV(a) 8,640 999,223
Zug Estates Holding AG, Class B 52 138,623
63,556,147
Residential REITs -
13 .8%
American Homes 4 Rent, Class A,
REIT 158,520 5,009,232
AvalonBay Communities, Inc.,
REIT(a) 67,920 11,812,646
Boardwalk REIT, REIT 17,400 803,096
Camden Property Trust, REIT 50,880 5,061,542
Canadian Apartment Properties
REIT, REIT 37,080 1,020,716
Equity Residential, REIT 162,960 9,686,342
Independence Realty Trust, Inc.,
REIT(a) 112,560 1,793,081
Invitation Homes, Inc., REIT 181,080 5,097,402
Killam Apartment REIT, REIT(a) 65,760 813,347
Mid-America Apartment
Communities, Inc., REIT(a) 55,800 7,155,234
UNITE Group plc (The), REIT 112,680 839,413
49,092,051
Retail REITs -
17 .6%
Agree Realty Corp., REIT(a) 50,520 3,688,465
BWP Property Group Ltd., REIT 83,280 209,354
Carmila SA, REIT 42,480 775,661
Charter Hall Retail REIT, REIT 343,920 927,607
Choice Properties REIT, REIT(a) 91,440 968,468
CT REIT, REIT(a) 66,960 779,444
Eurocommercial Properties NV, REIT 29,280 875,290
First Capital REIT, REIT 68,760 923,081
Frontier Real Estate Investment
Corp., REIT 1,560 916,426
Fukuoka REIT Corp., REIT(a) 659 808,484
Getty Realty Corp., REIT(a) 32,760 898,607
HomeCo Daily Needs REIT, REIT(a)
(b) 1,082,880 967,659
InvenTrust Properties Corp., REIT(a) 37,440 1,025,856
Klepierre SA, REIT(a) 103,080 3,942,829
NNN REIT, Inc., REIT(a) 89,280 3,612,269
Realty Income Corp., REIT(a) 22,800 1,321,944
Regency Centers Corp., REIT 83,400 5,750,430
Retail Estates NV, REIT 1,889 137,140
RioCan REIT, REIT(a) 78,120 1,046,506
Shaftesbury Capital plc, REIT 707,040 1,304,238
Simon Property Group, Inc., REIT 108,360 19,045,354
SmartCentres REIT, REIT(a) 47,160 895,304
Investments Shares Value
Retail REITs
(continued)
Starhill Global REIT, REIT 228,000 $ 101,610
Tanger, Inc., REIT(a) 54,000 1,758,240
Unibail-Rodamco-Westfield, REIT 58,200 6,021,517
Vicinity Ltd., REIT(a) 1,906,169 3,144,641
Waypoint REIT Ltd., REIT 524,880 910,574
62,756,998
Specialized REITs -
21 .7%
American Tower Corp., REIT 126,240 22,594,435
Big Yellow Group plc, REIT 90,240 1,318,407
Digital Realty Trust, Inc., REIT 117,960 20,101,564
EPR Properties, REIT(a) 36,600 1,794,132
Equinix, Inc., REIT 6,480 5,482,145
Four Corners Property Trust, Inc.,
REIT(a) 47,400 1,120,536
Keppel DC REIT, REIT 920,456 1,690,338
Millrose Properties, Inc., REIT 58,440 1,882,352
National Storage REIT, REIT(a) 614,040 924,557
Public Storage, REIT 6,960 1,938,778
Rayonier, Inc., REIT(a) 71,280 1,573,150
Safestore Holdings plc, REIT(a) 115,680 1,086,701
Shurgard Self Storage Ltd., REIT 23,400 857,513
VICI Properties, Inc., Class A, REIT 496,560 14,891,834
77,256,442
Total Common Stocks
(Cost $331,036,388) 349,215,506
Principal
Amount
SECURITIES LENDING REINVESTMENTS - 6 .6% (c)
REPURCHASE AGREEMENTS - 6 .6%
CF Secured LLC
4.13%, dated 10/31/2025, due
11/3/2025, repurchase price
$3,193,172, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 6.75%,
maturing 11/15/2025 - 2/15/2055;
total market value $3,241,166 $ 3,192,074 3,192,074
Citigroup Global Markets, Inc.
4.15%, dated 10/31/2025, due
11/3/2025, repurchase price
$8,945,124, collateralized by
various U.S. Treasury Securities,
ranging from 0.13% - 0.63%,
maturing 1/15/2026 - 4/15/2026;
total market value $9,109,152 8,942,031 8,942,033
National Bank of Canada Financial Inc.
4.19%, dated 10/31/2025, due
11/3/2025, repurchase price
$2,000,698, collateralized by
various Common Stocks; total
market value $2,252,346 2,000,000 2,000,000

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Global Quality Real Estate Index Fund (cont.)
207 FLEXSHARES ANNUAL REPORT
Investments
Principal
Amount Value
SECURITIES LENDING REINVESTMENTS (continued)
REPURCHASE AGREEMENTS (continued)
TD Prime Services LLC
3.97%, dated 10/31/2025, due
11/3/2025, repurchase price
$2,295,221, collateralized by
various Common Stocks; total
market value $2,539,594 $ 2,294,462 $ 2,294,462
The Bank of Nova Scotia, Toronto
4.18%, dated 10/31/2025, due
11/3/2025, repurchase price
$7,002,438, collateralized by
various Common Stocks; total
market value $7,800,266 7,000,000 7,000,000
23,428,569
Total Securities Lending Reinvestments
(Cost $23,428,569) 23,428,569
Total Investments - 104.7%
(Cost $354,464,957) 372,644,075
Liabilities in excess of other assets - (4.7%) (16,699,806)
NET ASSETS - 100.0% $355,944,269
* Non-income producing security.
(a) The security or a portion of this security is on loan at
October 31, 2025. The total value of securities on loan
at October 31, 2025 was $59,722,216, collateralized in
the form of cash with a value of $23,428,567 that was
reinvested in the securities shown in the Securities
Lending Reinvestment section of the Schedule of
Investments; $29,445,506 of collateral in the form of U.S.
Government Treasury Securities, interest rates ranging
from 0.00% – 6.13%, and maturity dates ranging from
November 6, 2025 – August 15, 2055 and $9,784,148
of collateral in the form of Foreign Government Fixed
Income Securities, interest rates ranging from 0.00% –
6.25%, and maturity dates ranging from March 15, 2026
– November 2, 2086; a total value of $62,658,221.
(b) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies
to securities offerings that are made outside of the
United States and do not involve direct selling efforts in
the United States and as such may have restrictions on
resale.
(c) The security was purchased with cash collateral held
from securities on loan at October 31, 2025. The total
value of securities purchased was $23,428,569.
Percentages shown are based on Net Assets.
Abbreviations
REIT — Real Estate Investment Trust
As of October 31, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 37,112,843
Aggregate gross unrealized depreciation (23,904,367)
Net unrealized appreciation $ 13,208,476
Federal income tax cost $ 359,395,737
Futures Contracts
FlexShares
®
Global Quality Real Estate Index Fund had the following open futures contracts as of October 31, 2025:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Appreciation /
( Depreciation ) *
Long Contracts
EURO STOXX 50 Index 9 12/19/2025 EUR $ 588,884 $ 18,495
S&P Midcap 400 E-Mini Index 11 12/19/2025 USD 3,583,470 (50,588)
SPI 200 Index 16 12/18/2025 AUD 2,328,459 (2,619)
$ (34,712)
*
This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the
Statement of Assets and Liabilities for futures contracts.

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Global Quality Real Estate Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 208
Forward Foreign Currency Contracts
FlexShares
®
Global Quality Real Estate Index Fund had the following outstanding contracts as of October 31, 2025:
Contracts to Receive Counterparty In Exchange For Maturity Date
Unrealized
Appreciation/
(Depreciation)
USD 182,307 UBS AG AUD 274,359 12/17/2025 $ 2,611
USD 88,822 Morgan Stanley CHF 70,000 12/17/2025 1,169
USD 264,514 JPMorgan Chase Bank NA EUR 224,355 12/17/2025 4,919
Total unrealized appreciation $ 8,699
CAD 49,730 Bank of Montreal USD 36,030 12/17/2025 $ (456)
GBP 50,000 JPMorgan Chase Bank NA USD 67,763 12/17/2025 (2,066)
JPY 27,923,000 JPMorgan Chase Bank NA USD 191,173 12/17/2025 (9,111)
SGD 107,106 Bank of Montreal USD 84,089 12/17/2025 (1,517)
USD 33,673 UBS AG ILS 111,846 12/17/2025 (699)
Total unrealized depreciation $ (13,849)
Net unrealized depreciation $ (5,150)
Abbreviations:
AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
EUR — Euro
GBP — British Pound
ILS — Israeli Shekel
JPY — Japanese Yen
SGD — Singapore Dollar
USD — US Dollar
FlexShares® Global Quality Real Estate Index invested, as a percentage of net assets, in companies domiciled in the following countries as of October 31, 2025:
Australia 3 .3%
Belgium 0 .8
Canada 2 .5
France 3 .1
Germany 0 .4
Hong Kong 5 .3
Israel 2 .2
Japan 7 .5
Netherlands 0 .6
Norway 0 .0
†
Singapore 4 .2
Spain 0 .3
Switzerland 2 .1
United Kingdom 3 .1
United States 62 .7
Other
1
1 .9
100.0%
†
Amount represents less than 0.05%.
1
Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).
Security Type % of Net Assets
Common Stocks 98 .1%
Securities Lending Reinvestments 6 .6
Others
(1)
( 4 .7 )
100 .0%
(1)
Includes any other net assets/(liabilities).

209 FLEXSHARES ANNUAL REPORT
See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares® Trust
Schedule of Investments
FlexShares
®
Quality Dividend Index Fund
October 31, 2025
Investments Shares Value
COMMON STOCKS -
99 .3%
Aerospace & Defense -
2 .4%
GE Aerospace 156,529 $ 48,359,634
Air Freight & Logistics -
0 .5%
United Parcel Service, Inc., Class B 112,661 10,862,774
Banks -
4 .0%
Bank of America Corp. 30,907 1,651,979
Cullen/Frost Bankers, Inc.(a) 76,769 9,453,335
JPMorgan Chase & Co. 103,688 32,259,411
Popular, Inc. 83,748 9,335,389
Prosperity Bancshares, Inc. 57,826 3,806,107
Truist Financial Corp. 251,244 11,213,020
US Bancorp 251,244 11,728,070
79,447,311
Biotechnology -
4 .2%
AbbVie, Inc. 275,172 59,998,503
Gilead Sciences, Inc. 195,412 23,408,403
83,406,906
Broadline Retail -
0 .9%
Dillard's, Inc., Class A(a) 15,948 9,570,076
eBay, Inc. 111,664 9,079,400
18,649,476
Building Products -
0 .8%
Trane Technologies plc 34,895 15,655,642
Capital Markets -
1 .5%
Ameriprise Financial, Inc. 21,934 9,931,057
Franklin Resources, Inc. 386,836 8,746,362
Invesco Ltd.(a) 467,593 11,081,954
29,759,373
Chemicals -
0 .3%
Scotts Miracle-Gro Co. (The) 119,640 6,403,133
Commercial Services & Supplies -
0 .3%
Cintas Corp. 31,904 5,847,046
Communications Equipment -
2 .3%
Cisco Systems, Inc. 619,137 45,265,106
Consumer Finance -
1 .1%
Ally Financial, Inc.(a) 166,499 6,488,466
OneMain Holdings, Inc.(a) 158,523 9,382,976
Synchrony Financial(a) 74,775 5,561,765
21,433,207
Consumer Staples Distribution & Retail -
0 .4%
Costco Wholesale Corp. 5,123 4,669,358
Walmart, Inc. 40,877 4,135,935
8,805,293
Investments Shares Value
Distributors -
0 .3%
Pool Corp. 20,937 $ 5,591,435
Diversified Consumer Services -
0 .1%
H&R Block, Inc.(a) 49,850 2,479,539
Electric Utilities -
0 .8%
Edison International 70,787 3,920,184
Evergy, Inc. 135,592 10,414,822
NRG Energy, Inc. 4,985 856,722
15,191,728
Electrical Equipment -
2 .6%
GE Vernova, Inc. 42,755 25,017,661
Rockwell Automation, Inc. 30,907 11,384,903
Vertiv Holdings Co., Class A 81,754 15,767,076
52,169,640
Energy Equipment & Services -
0 .6%
SLB Ltd. 328,013 11,828,149
Weatherford International plc(a) 11,964 881,627
12,709,776
Entertainment -
0 .6%
Electronic Arts, Inc. 62,811 12,565,969
Financial Services -
1 .6%
Fidelity National Information
Services, Inc. 118,643 7,417,560
Jackson Financial, Inc., Class A 104,685 10,553,295
Mastercard, Inc., Class A 8,973 4,953,006
Visa, Inc., Class A(a) 24,925 8,492,945
31,416,806
Food Products -
0 .4%
Cal-Maine Foods, Inc.(a) 89,730 7,878,294
Gas Utilities -
0 .4%
UGI Corp. 254,235 8,499,076
Ground Transportation -
1 .0%
Union Pacific Corp. 92,721 20,432,927
Health Care Equipment & Supplies -
0 .5%
ResMed, Inc.(a) 37,840 9,341,939
Hotel & Resort REITs -
0 .5%
Host Hotels & Resorts, Inc., REIT 624,122 9,998,434
Hotels, Restaurants & Leisure -
1 .1%
Booking Holdings, Inc. 3,024 15,355,086
Domino's Pizza, Inc.(a) 6,979 2,780,852
Vail Resorts, Inc. 21,934 3,253,470
21,389,408
Household Durables -
0 .5%
Installed Building Products, Inc.(a) 36,889 9,156,956

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Quality Dividend Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 210
Investments Shares Value
COMMON STOCKS (continued)
Household Products -
2 .5%
Colgate-Palmolive Co. 27,916 $ 2,150,928
Procter & Gamble Co. (The) 315,052 47,374,369
49,525,297
Independent Power and Renewable Electricity Producers
-
0 .4%
Vistra Corp. 40,877 7,697,139
Insurance -
2 .4%
Aflac, Inc.(a) 96,709 10,366,238
MetLife, Inc. 138,583 11,061,695
Principal Financial Group, Inc. 81,754 6,870,606
Prudential Financial, Inc. 90,727 9,435,608
Willis Towers Watson plc(a) 30,907 9,676,982
47,411,129
Interactive Media & Services -
5 .6%
Alphabet, Inc., Class A 134,595 37,846,768
Alphabet, Inc., Class C 105,682 29,783,301
Match Group, Inc. 259,220 8,383,175
Meta Platforms, Inc., Class A 55,056 35,695,558
111,708,802
IT Services -
1 .6%
Accenture plc, Class A 96,709 24,186,921
Amdocs Ltd.(a) 95,712 8,064,693
32,251,614
Leisure Products -
0 .3%
Hasbro, Inc. 71,784 5,477,837
Machinery -
2 .7%
Caterpillar, Inc. 57,826 33,380,637
Illinois Tool Works, Inc. 45,862 11,186,659
Parker-Hannifin Corp. 1,076 831,565
Snap-on, Inc. 25,922 8,698,127
54,096,988
Media -
0 .6%
Nexstar Media Group, Inc., Class A 46,859 9,171,712
Omnicom Group, Inc. 37,886 2,842,208
12,013,920
Mortgage Real Estate Investment Trusts (REITs) -
0 .4%
Starwood Property Trust, Inc.(a) 481,551 8,754,597
Office REITs -
0 .5%
Kilroy Realty Corp., REIT(a) 254,235 10,741,429
Oil, Gas & Consumable Fuels -
1 .9%
APA Corp.(a) 478,560 10,839,384
EOG Resources, Inc. 96,709 10,235,681
Exxon Mobil Corp. 57,826 6,612,981
Kinetik Holdings, Inc., Class A(a) 44,865 1,727,751
Magnolia Oil & Gas Corp., Class A(a) 409,767 9,203,367
38,619,164
Investments Shares Value
Paper & Forest Products -
0 .4%
Louisiana-Pacific Corp.(a) 99,700 $ 8,684,867
Pharmaceuticals -
5 .4%
Bristol-Myers Squibb Co. 319,040 14,698,173
Johnson & Johnson 284,145 53,666,466
Merck & Co., Inc. 89,730 7,714,985
Pfizer, Inc. 893,312 22,020,141
Zoetis, Inc.(a) 71,784 10,343,357
108,443,122
Professional Services -
1 .5%
Automatic Data Processing, Inc. 63,808 16,609,223
Booz Allen Hamilton Holding Corp. 17,946 1,564,173
Broadridge Financial Solutions, Inc. 23,928 5,273,731
Paycom Software, Inc.(a) 32,901 6,155,448
29,602,575
Residential REITs -
1 .4%
AvalonBay Communities, Inc.,
REIT(a) 45,862 7,976,319
Equity Residential, REIT 130,607 7,763,280
Essex Property Trust, Inc., REIT 16,949 4,267,250
Mid-America Apartment
Communities, Inc., REIT(a) 57,826 7,415,028
27,421,877
Retail REITs -
0 .6%
Brixmor Property Group, Inc.,
REIT(a) 208,373 5,451,038
Federal Realty Investment Trust,
REIT 76,769 7,384,410
12,835,448
Semiconductors & Semiconductor Equipment -
16 .3%
Broadcom, Inc. 234,295 86,602,461
KLA Corp. 20,832 25,180,472
Lam Research Corp. 200,397 31,554,512
NVIDIA Corp. 709,864 143,740,361
QUALCOMM, Inc. 167,496 30,300,026
Skyworks Solutions, Inc. 109,670 8,523,552
325,901,384
Software -
7 .5%
Clear Secure, Inc., Class A(a) 276,169 8,414,869
Intuit, Inc. 43,786 29,229,344
Microsoft Corp. 202,306 104,756,070
Pegasystems, Inc.(a) 108,673 6,917,037
Salesforce, Inc. 3,988 1,038,515
150,355,835
Specialized REITs -
1 .8%
EPR Properties, REIT(a) 183,448 8,992,621
Lamar Advertising Co., Class A,
REIT(a) 70,787 8,394,630
Public Storage, REIT 32,901 9,164,903
VICI Properties, Inc., Class A, REIT 330,007 9,896,910
36,449,064

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Quality Dividend Index Fund (cont.)
211 FLEXSHARES ANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Specialty Retail -
2 .3%
Bath & Body Works, Inc. 125,622 $ 3,075,226
Best Buy Co., Inc. 138,583 11,383,208
Home Depot, Inc. (The) 6,979 2,649,158
Lowe's Cos., Inc. 82,751 19,705,496
TJX Cos., Inc. (The) 1,994 279,439
Williams-Sonoma, Inc.(a) 50,847 9,881,606
46,974,133
Technology Hardware, Storage & Peripherals -
8 .9%
Apple, Inc. 639,077 172,787,249
NetApp, Inc. 48,853 5,753,906
178,541,155
Textiles, Apparel & Luxury Goods -
1 .7%
NIKE, Inc., Class B 184,445 11,913,302
Ralph Lauren Corp. 32,901 10,517,134
Tapestry, Inc. 102,691 11,277,526
33,707,962
Tobacco -
2 .4%
Altria Group, Inc. 264,205 14,895,878
Philip Morris International, Inc. 226,319 32,664,621
47,560,499
Trading Companies & Distributors -
0 .5%
Fastenal Co. 232,301 9,559,186
Total Common Stocks
(Cost $1,417,121,959) 1,987,051,851
Principal
Amount
SECURITIES LENDING REINVESTMENTS - 5 .0% (b)
CERTIFICATES OF DEPOSIT - 0 .5%
Bank of Montreal, Chicago
(SOFR + 0.31%), 4.35%,
5/29/2026(c) $ 1,000,000 1,000,431
Bank of Nova Scotia, Houston
(SOFR + 0.34%), 4.38%,
7/1/2026(c) 1,000,000 999,987
BNP Paribas, New York
(SOFR + 0.24%), 4.28%,
12/1/2025(c) 1,000,000 1,000,000
Canadian Imperial Bank of
Commerce, New York
(SOFR + 0.24%), 4.28%,
12/17/2025(c) 1,000,000 1,000,000
MUFG Bank Ltd., New York Branch
(SOFR + 0.22%), 4.49%,
3/12/2026(c) 1,000,000 999,933
Natixis SA, New York
4.47%, 12/11/2025 1,000,000 1,000,000
Investments
Principal
Amount Value
CERTIFICATES OF DEPOSIT (continued)
Sumitomo Mitsui Banking Corp., New
York
(SOFR + 0.22%), 4.26%,
4/9/2026(c) $ 1,000,000 $ 999,817
Sumitomo Mitsui Trust Bank Ltd.,
New York
(SOFR + 0.29%), 4.33%,
11/7/2025(c) 1,000,000 1,000,000
Toronto-Dominion Bank, New York
(SOFR + 0.20%), 4.47%,
4/6/2026(c) 1,000,000 999,973
(SOFR + 0.36%), 4.63%,
5/8/2026(c) 2,000,000 2,001,554
Total Certificates of Deposit
(Cost $11,000,000) 11,001,695
REPURCHASE AGREEMENTS - 4 .5%
BofA Securities, Inc.
4.32%, dated 10/31/2025, due
2/2/2026, repurchase price
$8,090,240, collateralized by
various Common Stocks, U.S.
Treasury Securities, ranging
from 0.88% - 4.75%, maturing
9/30/2026 - 11/15/2043; total
market value $8,764,427 8,000,000 8,000,000
CF Secured LLC
4.13%, dated 10/31/2025, due
11/3/2025, repurchase price
$19,399,077, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 6.75%,
maturing 11/15/2025 - 2/15/2055;
total market value $19,698,293 19,392,403 19,392,404
Citigroup Global Markets, Inc.
4.15%, dated 10/31/2025, due
11/3/2025, repurchase price
$21,450,014, collateralized by
various U.S. Treasury Securities,
ranging from 0.13% - 0.63%,
maturing 1/15/2026 - 4/15/2026;
total market value $21,843,347 21,442,598 21,442,598
MetLife, Inc.
4.15%, dated 10/31/2025, due
11/3/2025, repurchase price
$10,003,458, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 4.50%,
maturing 12/16/2025 - 2/15/2054;
total market value $10,062,145 10,000,000 10,000,000
National Bank of Canada Financial Inc.
4.19%, dated 10/31/2025, due
11/3/2025, repurchase price
$20,006,983, collateralized by
various Common Stocks; total
market value $22,523,455 20,000,000 20,000,000

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Quality Dividend Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 212
Investments
Principal
Amount Value
SECURITIES LENDING REINVESTMENTS (continued)
REPURCHASE AGREEMENTS (continued)
TD Prime Services LLC
3.97%, dated 10/31/2025, due
11/3/2025, repurchase price
$2,000,662, collateralized by
various Common Stocks; total
market value $2,207,649 $ 2,000,000 $ 2,000,000
TD Prime Services LLC
4.17%, dated 10/31/2025, due
12/5/2025, repurchase price
$2,008,108, collateralized by
various Common Stocks; total
market value $2,207,649 2,000,000 2,000,000
The Bank of Nova Scotia, Toronto
4.18%, dated 10/31/2025, due
11/3/2025, repurchase price
$7,002,438, collateralized by
various Common Stocks; total
market value $7,800,266 7,000,000 7,000,000
Total Repurchase Agreements
(Cost $89,835,002) 89,835,002
Total Securities Lending Reinvestments
(Cost $100,835,002) 100,836,697
Total Investments - 104.3%
(Cost $1,517,956,961) 2,087,888,548
Liabilities in excess of other assets - (4.3%) (85,638,456)
NET ASSETS - 100.0% $2,002,250,092
(a) The security or a portion of this security is on loan at
October 31, 2025. The total value of securities on loan
at October 31, 2025 was $146,853,012, collateralized
in the form of cash with a value of $100,835,002 that
was reinvested in the securities shown in the Securities
Lending Reinvestment section of the Schedule of
Investments; $49,874,512 of collateral in the form of U.S.
Government Treasury Securities, interest rates ranging
from 0.00% – 6.13%, and maturity dates ranging from
December 4, 2025 – August 15, 2055 and $444,098
of collateral in the form of Foreign Government Fixed
Income Securities, interest rates ranging from 0.13% –
4.50%, and maturity dates ranging from March 22, 2034
– July 22, 2052; a total value of $151,153,611.
(b) The security was purchased with cash collateral held
from securities on loan at October 31, 2025. The total
value of securities purchased was $100,836,697.
(c) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect
as of October 31, 2025.
Percentages shown are based on Net Assets.
Abbreviations
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate
As of October 31, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 616,893,008
Aggregate gross unrealized depreciation (47,603,497)
Net unrealized appreciation $ 569,289,511
Federal income tax cost $ 1,518,903,196

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Quality Dividend Index Fund (cont.)
213 FLEXSHARES ANNUAL REPORT
Futures Contracts
FlexShares
®
Quality Dividend Index Fund had the following open futures contracts as of October 31, 2025:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Appreciation /
( Depreciation ) *
Long Contracts
S&P 500 E-Mini Index 34 12/19/2025 USD $ 11,685,800 $ 343,848
S&P Midcap 400 E-Mini Index 9 12/19/2025 USD 2,931,930 (39,689)
$ 304,159
*
This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the
Statement of Assets and Liabilities for futures contracts.
Abbreviations:
USD — US Dollar
Security Type % of Net Assets
Common Stocks 99 .3%
Securities Lending Reinvestments 5 .0
Others
(1)
( 4 .3 )
100 .0%
(1)
Includes any other net assets/(liabilities).

FLEXSHARES ANNUAL REPORT 214
See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
Schedule of Investments
FlexShares
®
Quality Dividend Defensive Index Fund
October 31, 2025
Investments Shares Value
COMMON STOCKS -
99 .0%
Aerospace & Defense -
0 .8%
Lockheed Martin Corp. 7,887 $ 3,879,458
Air Freight & Logistics -
1 .2%
CH Robinson Worldwide, Inc. 19,598 3,017,896
Expeditors International of
Washington, Inc. 15,057 1,835,448
United Parcel Service, Inc., Class B 10,209 984,352
5,837,696
Banks -
5 .5%
Bank of America Corp. 5,229 279,490
Cullen/Frost Bankers, Inc.(a) 18,642 2,295,576
East West Bancorp, Inc. 23,183 2,355,393
JPMorgan Chase & Co. 31,787 9,889,571
Popular, Inc. 19,837 2,211,230
Prosperity Bancshares, Inc. 34,655 2,280,992
Truist Financial Corp. 61,423 2,741,309
UMB Financial Corp. 19,920 2,129,050
US Bancorp 49,712 2,320,556
26,503,167
Biotechnology -
4 .9%
AbbVie, Inc. 64,530 14,070,121
Amgen, Inc. 11,950 3,566,238
Gilead Sciences, Inc. 46,844 5,611,443
23,247,802
Broadline Retail -
0 .9%
Dillard's, Inc., Class A(a) 3,735 2,241,299
eBay, Inc. 26,529 2,157,073
4,398,372
Building Products -
1 .3%
Carlisle Cos., Inc. 5,229 1,699,687
Masco Corp. 12,450 806,262
Trane Technologies plc 8,365 3,752,957
6,258,906
Capital Markets -
0 .5%
Franklin Resources, Inc. 93,449 2,112,882
S&P Global, Inc. 239 116,443
2,229,325
Chemicals -
0 .4%
CF Industries Holdings, Inc. 25,573 2,129,975
Commercial Services & Supplies -
0 .1%
Rollins, Inc. 10,038 578,289
Communications Equipment -
1 .6%
Cisco Systems, Inc. 103,487 7,565,935
Consumer Finance -
0 .5%
OneMain Holdings, Inc.(a) 38,001 2,249,279
Investments Shares Value
Consumer Staples Distribution & Retail -
0 .5%
Costco Wholesale Corp. 1,245 $ 1,134,755
Walmart, Inc. 10,277 1,039,827
2,174,582
Containers & Packaging -
0 .4%
Avery Dennison Corp.(a) 11,233 1,964,539
Diversified Consumer Services -
0 .5%
H&R Block, Inc.(a) 46,605 2,318,133
Electric Utilities -
2 .8%
Duke Energy Corp. 28,680 3,564,924
Edison International 42,542 2,355,976
Evergy, Inc. 33,460 2,570,063
FirstEnergy Corp. 53,775 2,464,508
PPL Corp.(a) 66,442 2,426,462
13,381,933
Electrical Equipment -
0 .5%
GE Vernova, Inc. 3,824 2,237,575
Entertainment -
0 .6%
Electronic Arts, Inc. 15,296 3,060,118
Financial Services -
1 .5%
Fidelity National Information
Services, Inc. 28,202 1,763,189
Mastercard, Inc., Class A 2,151 1,187,330
MGIC Investment Corp. 80,782 2,215,042
Visa, Inc., Class A(a) 5,975 2,035,922
7,201,483
Food Products -
0 .9%
Cal-Maine Foods, Inc.(a) 21,510 1,888,578
Hershey Co. (The) 13,862 2,351,411
4,239,989
Gas Utilities -
0 .5%
National Fuel Gas Co. 27,639 2,180,994
Ground Transportation -
0 .3%
Landstar System, Inc. 12,201 1,566,974
Health Care Equipment & Supplies -
0 .5%
ResMed, Inc.(a) 9,082 2,242,164
Health Care Providers & Services -
1 .2%
Cencora, Inc. 7,887 2,664,308
Chemed Corp. 1,494 644,362
McKesson Corp. 3,107 2,520,833
5,829,503
Health Care REITs -
0 .5%
Sabra Health Care REIT, Inc.,
REIT(a) 124,519 2,218,929

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Quality Dividend Defensive Index Fund (cont.)
215 FLEXSHARES ANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure -
1 .3%
Choice Hotels International, Inc.(a) 717 $ 66,653
Domino's Pizza, Inc.(a) 4,731 1,885,114
Vail Resorts, Inc.(a) 14,340 2,127,052
Yum! Brands, Inc. 17,181 2,374,586
6,453,405
Household Products -
3 .2%
Colgate-Palmolive Co. 15,687 1,208,683
Kimberly-Clark Corp. 18,426 2,205,776
Procter & Gamble Co. (The) 79,826 12,003,436
15,417,895
Independent Power and Renewable Electricity Producers
-
0 .6%
AES Corp. (The)(a) 164,671 2,283,987
Vistra Corp. 2,988 562,640
2,846,627
Insurance -
3 .5%
Aflac, Inc.(a) 23,900 2,561,841
American Financial Group, Inc. 17,208 2,265,950
American International Group, Inc. 30,114 2,377,801
Globe Life, Inc. 17,208 2,263,024
MetLife, Inc. 30,592 2,441,853
Unum Group 34,655 2,544,370
Willis Towers Watson plc(a) 7,648 2,394,589
16,849,428
Interactive Media & Services -
5 .2%
Alphabet, Inc., Class A 32,868 9,242,153
Alphabet, Inc., Class C 25,573 7,206,983
Meta Platforms, Inc., Class A 13,384 8,677,516
25,126,652
IT Services -
0 .5%
Amdocs Ltd.(a) 27,246 2,295,748
Leisure Products -
0 .5%
Hasbro, Inc. 29,158 2,225,047
Machinery -
1 .2%
Allison Transmission Holdings, Inc. 16,185 1,336,072
Illinois Tool Works, Inc. 10,994 2,681,657
Toro Co. (The) 21,510 1,607,442
5,625,171
Media -
0 .2%
Nexstar Media Group, Inc., Class
A(a) 5,258 1,029,148
Metals & Mining -
1 .2%
Newmont Corp. 41,585 3,367,137
Royal Gold, Inc.(a) 12,906 2,255,840
5,622,977
Investments Shares Value
Mortgage Real Estate Investment Trusts (REITs) -
0 .5%
Rithm Capital Corp.(a) 45,171 $ 495,526
Starwood Property Trust, Inc.(a) 117,827 2,142,095
2,637,621
Multi-Utilities -
1 .1%
Consolidated Edison, Inc. 25,573 2,491,066
Dominion Energy, Inc.(a) 44,454 2,609,005
5,100,071
Office REITs -
0 .5%
Kilroy Realty Corp., REIT 60,945 2,574,926
Oil, Gas & Consumable Fuels -
1 .8%
Cheniere Energy, Inc. 10,755 2,280,060
EOG Resources, Inc. 22,705 2,403,097
Exxon Mobil Corp. 14,691 1,680,063
Range Resources Corp. 64,769 2,302,538
8,665,758
Pharmaceuticals -
5 .5%
Bristol-Myers Squibb Co. 76,480 3,523,433
Johnson & Johnson 72,656 13,722,539
Merck & Co., Inc. 93,927 8,075,843
Pfizer, Inc. 38,718 954,399
Zoetis, Inc.(a) 996 143,514
26,419,728
Professional Services -
2 .3%
Automatic Data Processing, Inc. 15,296 3,981,549
Booz Allen Hamilton Holding Corp. 21,988 1,916,474
Leidos Holdings, Inc. 13,862 2,640,295
Paycom Software, Inc.(a) 478 89,429
Science Applications International
Corp.(a) 5,736 537,521
Verisk Analytics, Inc. 7,887 1,725,360
10,890,628
Residential REITs -
1 .6%
AvalonBay Communities, Inc.,
REIT(a) 11,703 2,035,386
Equity Residential, REIT 32,265 1,917,832
Essex Property Trust, Inc., REIT 7,887 1,985,710
Mid-America Apartment
Communities, Inc., REIT(a) 13,862 1,777,524
7,716,452
Semiconductors & Semiconductor Equipment -
15 .5%
Broadcom, Inc. 71,222 26,325,788
KLA Corp. 5,019 6,066,666
NVIDIA Corp. 171,124 34,650,899
QUALCOMM, Inc. 40,630 7,349,967
74,393,320
Software -
7 .5%
Bentley Systems, Inc., Class B 43,976 2,235,300
Clear Secure, Inc., Class A(a) 11,950 364,116
Gen Digital, Inc. 76,958 2,028,613
Intuit, Inc. 7,887 5,264,967

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Quality Dividend Defensive Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 216
Investments Shares Value
COMMON STOCKS (continued)
Software
(continued)
Microsoft Corp. 48,756 $ 25,246,344
Pegasystems, Inc.(a) 10,755 684,556
35,823,896
Specialized REITs -
1 .0%
Public Storage, REIT 8,126 2,263,578
VICI Properties, Inc., Class A, REIT 79,109 2,372,479
4,636,057
Specialty Retail -
3 .0%
Best Buy Co., Inc. 33,460 2,748,404
Home Depot, Inc. (The) 1,673 635,054
Lowe's Cos., Inc. 21,032 5,008,350
TJX Cos., Inc. (The) 41,825 5,861,356
14,253,164
Technology Hardware, Storage & Peripherals -
7 .9%
Apple, Inc. 139,815 37,801,782
Textiles, Apparel & Luxury Goods -
1 .2%
NIKE, Inc., Class B 44,693 2,886,721
Tapestry, Inc. 24,378 2,677,192
5,563,913
Tobacco -
2 .5%
Altria Group, Inc. 63,096 3,557,353
Philip Morris International, Inc. 58,555 8,451,243
12,008,596
Trading Companies & Distributors -
0 .6%
Fastenal Co. 55,448 2,281,685
MSC Industrial Direct Co., Inc., Class
A(a) 5,229 443,995
2,725,680
Wireless Telecommunication Services -
0 .7%
T-Mobile US, Inc. 16,969 3,564,338
Total Common Stocks
(Cost $356,331,432) 473,763,148
Principal
Amount
SECURITIES LENDING REINVESTMENTS - 4 .2% (b)
REPURCHASE AGREEMENTS - 4 .2%
BofA Securities, Inc.
4.32%, dated 10/31/2025, due
2/2/2026, repurchase price
$1,011,280, collateralized by
various Common Stocks, U.S.
Treasury Securities, ranging
from 0.88% - 4.75%, maturing
9/30/2026 - 11/15/2043; total
market value $1,095,553 $ 1,000,000 1,000,000
Investments
Principal
Amount Value
REPURCHASE AGREEMENTS (continued)
CF Secured LLC
4.13%, dated 10/31/2025, due
11/3/2025, repurchase price
$6,781,172, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 6.75%,
maturing 11/15/2025 - 2/15/2055;
total market value $6,884,057 $ 6,778,839 $ 6,778,839
National Bank of Canada Financial Inc.
4.19%, dated 10/31/2025, due
11/3/2025, repurchase price
$5,001,746, collateralized by
various Common Stocks; total
market value $5,630,864 5,000,000 5,000,000
TD Prime Services LLC
3.97%, dated 10/31/2025, due
11/3/2025, repurchase price
$1,539,738, collateralized by
various Common Stocks; total
market value $1,703,674 1,539,229 1,539,229
The Bank of Nova Scotia, Toronto
4.18%, dated 10/31/2025, due
11/3/2025, repurchase price
$6,002,090, collateralized by
various Common Stocks; total
market value $6,685,942 6,000,000 6,000,000
20,318,068
Total Securities Lending Reinvestments
(Cost $20,318,068) 20,318,068
Total Investments - 103.2%
(Cost $376,649,500) 494,081,216
Liabilities in excess of other assets - (3.2%) (15,144,352)
NET ASSETS - 100.0% $478,936,864
(a) The security or a portion of this security is on loan at
October 31, 2025. The total value of securities on loan
at October 31, 2025 was $30,206,947, collateralized in
the form of cash with a value of $20,318,068 that was
reinvested in the securities shown in the Securities
Lending Reinvestment section of the Schedule of
Investments; $10,117,882 of collateral in the form of U.S.
Government Treasury Securities, interest rates ranging
from 0.00% – 6.13%, and maturity dates ranging from
December 4, 2025 – August 15, 2055 and $591,634
of collateral in the form of Foreign Government Fixed
Income Securities, interest rates ranging from 0.13% –
4.50%, and maturity dates ranging from March 22, 2034
– July 22, 2052; a total value of $31,027,584.
(b) The security was purchased with cash collateral held
from securities on loan at October 31, 2025. The total
value of securities purchased was $20,318,068.
Percentages shown are based on Net Assets.

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Quality Dividend Defensive Index Fund (cont.)
217 FLEXSHARES ANNUAL REPORT
Abbreviations
REIT — Real Estate Investment Trust
As of October 31, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 129,146,410
Aggregate gross unrealized depreciation (11,777,145)
Net unrealized appreciation $ 117,369,265
Federal income tax cost $ 376,857,419
Futures Contracts
FlexShares
®
Quality Dividend Defensive Index Fund had the following open futures contracts as of October 31, 2025:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Appreciation *
Long Contracts
S&P 500 E-Mini Index 13 12/19/2025 USD $ 4,468,100 $ 130,833
S&P 500 Micro E-Mini Index 15 12/19/2025 USD 515,550 14,635
$ 145,468
* This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the Statement of Assets and Liabilities for futures contracts.
Abbreviations:
USD — US Dollar
Security Type % of Net Assets
Common Stocks 99 .0%
Securities Lending Reinvestments 4 .2
Others
(1)
( 3 .2 )
100 .0%
(1)
Includes any other net assets/(liabilities).

FLEXSHARES ANNUAL REPORT 218
See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
Schedule of Investments
FlexShares
®
International Quality Dividend Index Fund
October 31, 2025
Investments Shares Value
COMMON STOCKS -
98 .1%
Air Freight & Logistics -
0 .7%
Deutsche Post AG 137,298 $ 6,307,080
Automobile Components -
0 .3%
Magna International, Inc. 45,570 2,154,993
Sumitomo Electric Industries Ltd. 15,600 572,133
2,727,126
Automobiles -
2 .3%
Dr Ing hc F Porsche AG (Preference)
(a) 17,934 940,789
Hero MotoCorp Ltd. 111,132 6,940,488
Isuzu Motors Ltd. 136,800 1,682,750
Kia Corp. 16,464 1,385,530
Mercedes-Benz Group AG 49,686 3,223,507
Renault SA 48,216 1,875,436
Subaru Corp. 96,800 2,062,863
Yamaha Motor Co. Ltd.(b) 235,200 1,702,301
19,813,664
Banks -
18 .3%
ANZ Group Holdings Ltd. 120,246 2,885,053
Bank Leumi Le-Israel BM 82,614 1,683,912
Bank Mandiri Persero Tbk. PT 6,438,600 1,827,432
Bank Negara Indonesia Persero Tbk.
PT 6,350,400 1,672,565
Bank of Nova Scotia (The)(b) 23,520 1,544,164
Bank Polska Kasa Opieki SA 110,838 5,690,585
Bank Rakyat Indonesia Persero Tbk.
PT 25,754,400 6,163,711
Barclays plc 685,902 3,667,771
BNP Paribas SA 7,938 614,406
BOC Hong Kong Holdings Ltd. 1,433,000 7,039,441
CaixaBank SA(b) 707,070 7,477,110
Canara Bank 227,850 351,614
Danske Bank A/S 162,288 7,257,061
DNB Bank ASA 114,366 2,919,925
FinecoBank Banca Fineco SpA 283,122 6,473,500
Grupo Cibest SA (Preference) 148,470 2,165,171
Grupo Financiero Banorte SAB de
CV, Class O 764,400 7,204,557
Hang Seng Bank Ltd. 126,500 2,467,435
HSBC Holdings plc 1,115,436 15,584,293
ING Bank Slaski SA 18,816 1,608,794
Japan Post Bank Co. Ltd. 20,700 232,187
KBC Group NV 57,330 6,898,252
Komercni Banka A/S 33,222 1,703,167
Mitsubishi UFJ Financial Group, Inc. 323,400 4,891,253
National Bank of Canada 3,234 361,680
Nedbank Group Ltd. 134,064 1,826,658
Nordea Bank Abp 476,280 8,144,137
Royal Bank of Canada 94,374 13,839,365
Santander Bank Polska SA 41,454 5,473,276
Sberbank of Russia PJSC*‡ 1,227,390 —
Investments Shares Value
Banks
(continued)
Skandinaviska Enskilda Banken AB,
Class A 374,850 $ 7,163,317
Sumitomo Mitsui Financial Group,
Inc. 121,200 3,275,165
Sumitomo Mitsui Trust Group, Inc. 40,500 1,112,301
Swedbank AB, Class A 240,492 7,321,800
Toronto-Dominion Bank (The) 89,082 7,321,617
155,862,675
Beverages -
0 .2%
Budweiser Brewing Co. APAC Ltd.
(a)(b) 1,352,400 1,371,158
Broadline Retail -
0 .6%
Alibaba Group Holding Ltd., ADR(b) 32,046 5,461,600
Capital Markets -
2 .7%
Amundi SA(a) 81,732 6,065,745
Brookfield Asset Management Ltd.,
Class A(b) 98,490 5,333,074
Daiwa Securities Group, Inc.(b) 247,400 1,910,242
Julius Baer Group Ltd. 26,754 1,806,374
Moscow Exchange MICEX-RTS
PJSC*‡ 775,590 —
Nomura Holdings, Inc. 294,000 2,103,067
Partners Group Holding AG(b) 3,093 3,785,192
Schroders plc(b) 322,518 1,607,671
22,611,365
Chemicals -
2 .0%
Evonik Industries AG 320,166 5,369,352
Mitsubishi Chemical Group Corp. 911,400 4,768,943
Nitto Denko Corp.(b) 98,700 2,469,182
Shin-Etsu Chemical Co. Ltd. 139,300 4,209,156
16,816,633
Construction & Engineering -
0 .2%
Bouygues SA 42,336 1,912,057
Consumer Staples Distribution & Retail -
0 .2%
Carrefour SA 124,068 1,868,751
Diversified Telecommunication Services -
2 .8%
BCE, Inc. 86,436 1,975,927
Elisa OYJ 9,114 402,261
Emirates Integrated
Telecommunications Co. PJSC 2,250,864 5,785,038
Koninklijke KPN NV 829,080 3,844,921
Orange SA 151,410 2,417,769
Telefonica SA(b) 400,428 2,027,558
Telenor ASA 122,304 1,820,606
Telia Co. AB(b) 485,394 1,906,293
Telstra Group Ltd. 612,696 1,957,375
TELUS Corp. 112,014 1,639,658
23,777,406

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
International Quality Dividend Index Fund (cont.)
219 FLEXSHARES ANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Electric Utilities -
2 .8%
Emera, Inc.(b) 43,512 $ 2,070,714
Enel SpA 1,125,432 11,394,597
Fortum OYJ(b) 346,038 7,724,339
Origin Energy Ltd. 251,370 2,015,852
Power Grid Corp. of India Ltd. 274,008 889,425
24,094,927
Electronic Equipment, Instruments & Components -
0 .0% (c)
Largan Precision Co. Ltd. 4,000 288,214
Financial Services -
1 .9%
Banca Mediolanum SpA 314,286 6,315,459
Chailease Holding Co. Ltd. 1,252,651 4,197,100
FirstRand Ltd. 129,948 616,508
ORIX Corp. 217,000 5,296,290
Sony Financial Group, Inc.* 25,200 25,420
16,450,777
Food Products -
2 .5%
China Feihe Ltd.(a)(b) 10,584,000 5,651,373
Nestle SA (Registered) 104,076 9,967,440
WH Group Ltd.(a) 6,174,000 5,925,998
21,544,811
Gas Utilities -
1 .7%
China Gas Holdings Ltd. 5,821,200 5,984,327
Grupo Energia Bogota SA ESP 8,147,916 6,648,173
Hong Kong & China Gas Co. Ltd. 1,955,000 1,818,616
14,451,116
Ground Transportation -
0 .0% (c)
Canadian National Railway Co. 1,764 169,318
Hotels, Restaurants & Leisure -
1 .8%
Evolution AB(a)(b) 48,510 3,246,095
Haidilao International Holding Ltd.
(a)(b) 3,440,000 5,665,320
OPAP SA 272,832 5,652,503
Sodexo SA(b) 16,170 896,590
15,460,508
Household Durables -
0 .1%
Sony Group Corp. 25,200 708,620
Household Products -
0 .5%
Unilever Indonesia Tbk. PT 25,460,400 3,949,960
Independent Power and Renewable Electricity Producers
-
0 .0%
Unipro PAO*‡ 125,500,000 —
Industrial Conglomerates -
1 .6%
Astra International Tbk. PT 16,111,200 5,958,141
Hitachi Ltd. 172,200 5,944,368
Siemens AG (Registered) 5,880 1,666,473
13,568,982
Investments Shares Value
Insurance -
4 .1%
Admiral Group plc 42,630 $ 1,834,869
Allianz SE (Registered) 1,470 590,782
Aviva plc 146,706 1,288,724
BB Seguridade Participacoes SA 1,029,000 6,277,012
Caixa Seguridade Participacoes SA 2,410,800 6,701,703
Dai-ichi Life Holdings, Inc. 294,000 2,070,624
Manulife Financial Corp. 120,540 3,904,871
New China Life Insurance Co. Ltd.,
Class H 940,800 5,943,398
Powszechny Zaklad Ubezpieczen SA 357,504 5,722,002
Tokio Marine Holdings, Inc. 14,900 559,228
34,893,213
Interactive Media & Services -
1 .2%
Tencent Holdings Ltd. 122,200 9,889,581
IT Services -
1 .2%
HCL Technologies Ltd. 314,874 5,467,742
Infosys Ltd. 70,854 1,183,118
Nomura Research Institute Ltd. 88,200 3,452,312
10,103,172
Leisure Products -
0 .0% (c)
Shimano, Inc. 1,300 136,747
Machinery -
1 .8%
Komatsu Ltd. 205,800 6,901,190
Kone OYJ, Class B 99,078 6,623,490
Weichai Power Co. Ltd., Class H 882,000 1,821,376
15,346,056
Marine Transportation -
3 .7%
AP Moller - Maersk A/S, Class A 73 150,749
AP Moller - Maersk A/S, Class B(b) 2,940 6,069,000
COSCO SHIPPING Holdings Co.
Ltd., Class H(b) 3,381,000 5,868,311
Evergreen Marine Corp. Taiwan Ltd. 947,631 5,964,887
Kawasaki Kisen Kaisha Ltd.(b) 117,600 1,689,324
Orient Overseas International Ltd.(b) 332,500 5,754,002
Yang Ming Marine Transport Corp. 3,043,977 5,693,656
31,189,929
Metals & Mining -
5 .6%
BHP Group Ltd.(b) 677,670 19,276,013
China Hongqiao Group Ltd.(b) 2,128,000 8,082,468
Fortescue Ltd.(b) 518,028 7,220,015
GMK Norilskiy Nickel PAO*‡ 1,631,500 —
Kumba Iron Ore Ltd.(b) 367,794 7,326,172
Rio Tinto plc 77,028 5,552,010
Severstal PAO*‡ 58,985 —
47,456,678
Multi-Utilities -
0 .3%
Engie SA 123,186 2,886,280
Office REITs -
0 .2%
Gecina SA, REIT 17,640 1,640,005

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
International Quality Dividend Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 220
Investments Shares Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels -
6 .6%
Aker BP ASA 75,264 $ 1,955,817
BP plc 1,090,446 6,336,754
Canadian Natural Resources Ltd. 204,330 6,543,401
China Shenhua Energy Co. Ltd.,
Class H(b) 1,253,500 6,525,387
Coal India Ltd. 78,498 343,673
Eni SpA 157,584 2,899,950
Equinor ASA 128,772 3,080,259
PetroChina Co. Ltd., Class H 2,466,000 2,544,623
PTT Exploration & Production PCL,
NVDR 852,600 2,821,345
Shell plc 66,444 2,485,795
TotalEnergies SE 90,846 5,656,898
Turkiye Petrol Rafinerileri A/S 423,360 1,989,546
United Tractors Tbk. PT 4,174,800 6,752,984
Var Energi ASA 545,370 1,837,136
Woodside Energy Group Ltd.(b) 142,002 2,305,448
Yankuang Energy Group Co. Ltd.,
Class H(b) 1,420,000 1,949,435
56,028,451
Paper & Forest Products -
0 .2%
UPM-Kymmene OYJ(b) 74,970 2,014,427
Passenger Airlines -
1 .4%
Cathay Pacific Airways Ltd.(b) 4,309,000 6,137,339
Singapore Airlines Ltd. 1,117,200 5,691,372
11,828,711
Personal Care Products -
0 .1%
Unilever plc 9,996 602,685
Pharmaceuticals -
6 .8%
Astellas Pharma, Inc. 192,200 2,013,013
AstraZeneca plc 21,168 3,468,103
Chugai Pharmaceutical Co. Ltd. 29,400 1,345,238
Daiichi Sankyo Co. Ltd. 117,600 2,800,781
Novartis AG (Registered) 130,242 16,106,040
Novo Nordisk A/S, Class B 313,110 15,291,188
Roche Holding AG 588 199,089
Roche Holding AG - BR 42,336 13,654,052
Sanofi SA 1,470 148,629
Takeda Pharmaceutical Co. Ltd. 109,100 2,941,107
57,967,240
Professional Services -
1 .9%
Bureau Veritas SA 154,350 5,073,734
Intertek Group plc 84,378 5,615,061
Randstad NV(b) 36,162 1,418,681
SGS SA (Registered) 35,868 4,049,029
16,156,505
Real Estate Management & Development -
0 .9%
China Resources Land Ltd. 483,000 1,743,777
CK Asset Holdings Ltd. 882,000 4,362,224
Investments Shares Value
Real Estate Management & Development
(continued)
Henderson Land Development Co.
Ltd.(b) 512,000 $ 1,797,092
7,903,093
Semiconductors & Semiconductor Equipment -
7 .4%
ASML Holding NV 5,429 5,752,954
BE Semiconductor Industries NV 2,646 450,773
Lasertec Corp.(b) 2,600 479,478
MediaTek, Inc. 207,236 8,831,175
Novatek Microelectronics Corp. 340,770 4,356,482
Realtek Semiconductor Corp. 93,990 1,574,602
Taiwan Semiconductor Manufacturing
Co. Ltd. 575,133 28,063,482
Tokyo Electron Ltd. 61,400 13,622,745
63,131,691
Software -
1 .1%
Nemetschek SE 37,044 4,275,618
Oracle Financial Services Software
Ltd. 8,820 846,021
SAP SE 16,170 4,189,003
9,310,642
Specialty Retail -
2 .0%
Chow Tai Fook Jewellery Group Ltd.
(b) 3,351,600 6,563,309
Fast Retailing Co. Ltd. 600 220,674
H & M Hennes & Mauritz AB, Class
B(b) 120,246 2,283,946
Industria de Diseno Textil SA(b) 91,140 5,038,782
Jarir Marketing Co. 667,674 2,528,158
16,634,869
Technology Hardware, Storage & Peripherals -
1 .7%
Canon, Inc.(b) 79,700 2,293,402
Catcher Technology Co. Ltd. 938,999 6,063,280
Lite-On Technology Corp. 414,603 2,420,912
Samsung Electronics Co. Ltd. 51,156 3,859,814
14,637,408
Textiles, Apparel & Luxury Goods -
1 .2%
Bosideng International Holdings Ltd. 9,732,000 5,960,258
Feng TAY Enterprise Co. Ltd. 32,123 127,485
LVMH Moet Hennessy Louis Vuitton
SE 3,657 2,583,619
Shenzhou International Group
Holdings Ltd. 147,000 1,269,100
9,940,462
Tobacco -
2 .0%
British American Tobacco plc 136,122 6,982,065
Imperial Brands plc 169,344 6,730,402
Japan Tobacco, Inc.(b) 83,200 2,897,459
16,609,926
Trading Companies & Distributors -
1 .8%
ITOCHU Corp. 81,300 4,713,189

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
International Quality Dividend Index Fund (cont.)
221 FLEXSHARES ANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Trading Companies & Distributors
(continued)
Marubeni Corp. 112,300 $ 2,770,050
Mitsubishi Corp. 155,700 3,751,637
Mitsui & Co. Ltd. 69,200 1,707,821
Sumitomo Corp. 88,200 2,568,337
15,511,034
Transportation Infrastructure -
0 .6%
Grupo Aeroportuario del Sureste
SAB de CV, Class B 171,990 5,210,180
Wireless Telecommunication Services -
1 .1%
KDDI Corp. 47,400 757,360
Tele2 AB, Class B(b) 379,260 6,011,026
Vodafone Group plc 1,972,152 2,387,451
9,155,837
Total Common Stocks
(Cost $692,483,120) 835,401,570
Principal
Amount
SECURITIES LENDING REINVESTMENTS - 3 .2% (d)
REPURCHASE AGREEMENTS - 3 .2%
CF Secured LLC
4.13%, dated 10/31/2025, due
11/3/2025, repurchase price
$7,342,580, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 6.75%,
maturing 11/15/2025 - 2/15/2055;
total market value $7,449,369 $ 7,340,054 7,340,054
Citigroup Global Markets, Inc.
4.15%, dated 10/31/2025, due
11/3/2025, repurchase price
$11,783,250, collateralized by
various U.S. Treasury Securities,
ranging from 0.13% - 0.63%,
maturing 1/15/2026 - 4/15/2026;
total market value $11,999,322 11,779,176 11,779,176
National Bank of Canada Financial Inc.
4.19%, dated 10/31/2025, due
11/3/2025, repurchase price
$4,001,397, collateralized by
various Common Stocks; total
market value $4,504,691 4,000,000 4,000,000
Investments
Principal
Amount Value
REPURCHASE AGREEMENTS (continued)
The Bank of Nova Scotia, Toronto
4.18%, dated 10/31/2025, due
11/3/2025, repurchase price
$3,764,928, collateralized by
various Common Stocks; total
market value $4,193,887 $ 3,763,617 $ 3,763,617
26,882,847
Total Securities Lending Reinvestments
(Cost $26,882,847) 26,882,847
Total Investments - 101.3%
(Cost $719,365,967) 862,284,417
Liabilities in excess of other assets - (1.3%) (11,202,703)
NET ASSETS - 100.0% $851,081,714
* Non-income producing security.
‡ Security is valued using significant unobservable inputs
and is classified as Level 3 in the fair value hierarchy.
(a) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies
to securities offerings that are made outside of the
United States and do not involve direct selling efforts in
the United States and as such may have restrictions on
resale.
(b) The security or a portion of this security is on loan at
October 31, 2025. The total value of securities on loan
at October 31, 2025 was $105,778,278, collateralized
in the form of cash with a value of $26,882,847 that
was reinvested in the securities shown in the Securities
Lending Reinvestment section of the Schedule of
Investments; $67,089,394 of collateral in the form of U.S.
Government Treasury Securities, interest rates ranging
from 0.00% – 6.13%, and maturity dates ranging from
November 13, 2025 – August 15, 2055 and $19,014,595
of collateral in the form of Foreign Government Fixed
Income Securities, interest rates ranging from 0.00% –
6.25%, and maturity dates ranging from February 15,
2026 – November 2, 2086; a total value of $112,986,837.
(c) Represents less than 0.05% of net assets.
(d) The security was purchased with cash collateral held
from securities on loan at October 31, 2025. The total
value of securities purchased was $26,882,847.
Percentages shown are based on Net Assets.
Abbreviations
ADR — American Depositary Receipt
NVDR — Non-Voting Depositary Receipt
OYJ — Public Limited Company
PJSC — Public Joint Stock Company
Preference — A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
REIT — Real Estate Investment Trust

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
International Quality Dividend Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 222
As of October 31, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 171,520,665
Aggregate gross unrealized depreciation (33,994,910)
Net unrealized appreciation $ 137,525,755
Federal income tax cost $ 725,191,778
Futures Contracts
FlexShares
®
International Quality Dividend Index Fund had the following open futures contracts as of October 31, 2025:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Appreciation *
Long Contracts
MSCI EAFE E-Mini Index 76 12/19/2025 USD $ 10,666,980 $ 80,664
MSCI Emerging Markets E-Mini Index 74 12/19/2025 USD 5,208,120 226,733
$ 307,397
*
This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the
Statement of Assets and Liabilities for futures contracts.
Forward Foreign Currency Contracts
FlexShares
®
International Quality Dividend Index Fund had the following outstanding contracts as of October 31, 2025:
Contracts to Receive Counterparty In Exchange For Maturity Date
Unrealized
Appreciation/
(Depreciation)
USD 82,396 UBS AG AUD 124,000 12/17/2025 $ 1,180
USD 1,034,609 Morgan Stanley CHF 815,364 12/17/2025 13,615
USD 401,835 Morgan Stanley DKK 2,540,779 12/17/2025 7,952
USD 2,001,716 JPMorgan Chase Bank NA EUR 1,697,812 12/17/2025 37,222
USD 349,709 Morgan Stanley EUR 298,000 12/17/2025 4,901
USD 678,466 JPMorgan Chase Bank NA GBP 501,955 12/17/2025 18,929
USD 687,613 Goldman Sachs & Co. INR
*
61,102,000 12/17/2025 863
USD 1,262,474 Goldman Sachs & Co. JPY 186,223,000 12/17/2025 48,272
USD 737,464 JPMorgan Chase Bank NA JPY 107,714,715 12/17/2025 35,147
USD 402,310 Goldman Sachs & Co. KRW
*
557,330,039 12/17/2025 10,340
USD 422,384 Bank of Montreal SGD 538,000 12/17/2025 7,620
Total unrealized appreciation $ 186,041
CAD 621,313 Bank of Montreal USD 450,140 12/17/2025 $ (5,697)
DKK 1,690,000 Morgan Stanley USD 265,803 12/17/2025 (3,812)
JPY 132,701,000 Citibank NA USD 904,978 12/17/2025 (39,747)
JPY 24,560,000 JPMorgan Chase Bank NA USD 165,139 12/17/2025 (5,004)
SGD 332,000 Morgan Stanley USD 258,210 12/17/2025 (2,259)
USD 221,634 Citibank NA BRL
*
1,226,155 12/17/2025 (3,699)
USD 419,613 BNP Paribas SA HKD 3,260,000 12/17/2025 (104)
Total unrealized depreciation $ (60,322)
Net unrealized appreciation $ 125,719
* Non-deliverable forward. See Note 2 in the Notes to Financial Statements.
Abbreviations:
AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
International Quality Dividend Index Fund (cont.)
223 FLEXSHARES ANNUAL REPORT
Abbreviations: (continued)
CHF — Swiss Franc
DKK — Danish Krone
EUR — Euro
GBP — British Pound
HKD — Hong Kong Dollar
INR — Indian Rupee
JPY — Japanese Yen
KRW — Korean Won
SGD — Singapore Dollar
USD — US Dollar
FlexShares® International Quality Dividend Index invested, as a percentage of net assets, in companies domiciled in the following countries as of October 31, 2025:
Australia 4 .2%
Belgium 0 .8
Brazil 1 .5
Canada 5 .5
China 10 .2
Colombia 1 .0
Czech Republic 0 .2
Denmark 3 .4
Finland 2 .0
France 4 .0
Germany 3 .1
Greece 0 .7
Hong Kong 3 .6
India 1 .9
Indonesia 3 .1
Israel 0 .2
Italy 3 .2
Japan 12 .1
Mexico 1 .5
Netherlands 1 .3
Norway 1 .4
Poland 2 .2
Saudi Arabia 0 .3
Singapore 0 .7
South Africa 1 .1
South Korea 0 .6
Spain 1 .7
Sweden 4 .2
Switzerland 5 .8
Taiwan 7 .9
Thailand 0 .3
Turkey 0 .2
United Arab Emirates 0 .7
United Kingdom 7 .5
Other
1
1 .9
100.0%
1
Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
International Quality Dividend Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 224
Security Type % of Net Assets
Common Stocks 98 .1%
Securities Lending Reinvestments 3 .2
Others
(1)
( 1 .3 )
100 .0%
(1)
Includes any other net assets/(liabilities).

225 FLEXSHARES ANNUAL REPORT
See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares® Trust
Schedule of Investments
FlexShares
®
International Quality Dividend Dynamic Index Fund
October 31, 2025
Investments Shares Value
COMMON STOCKS -
98 .7%
Air Freight & Logistics -
0 .8%
Deutsche Post AG 14,616 $ 671,417
Automobile Components -
0 .6%
Magna International, Inc.(a) 4,320 204,292
Sumitomo Electric Industries Ltd. 7,200 264,061
468,353
Automobiles -
1 .1%
Dr Ing hc F Porsche AG (Preference)
(b) 1,872 98,202
Hyundai Motor India Ltd. 2,736 75,163
Isuzu Motors Ltd. 10,700 131,619
Kia Corp. 1,440 121,183
Mercedes-Benz Group AG 4,872 316,084
Renault SA 4,656 181,102
923,353
Banks -
17 .6%
ANZ Group Holdings Ltd. 19,728 473,332
Bank Mandiri Persero Tbk. PT 624,000 177,106
Bank Polska Kasa Opieki SA 10,776 553,256
Barclays plc 94,176 503,594
BNP Paribas SA 6,600 510,844
BOC Hong Kong Holdings Ltd. 24,000 117,897
CaixaBank SA(a) 36,552 386,529
Canara Bank 384,168 592,840
China Merchants Bank Co. Ltd.,
Class H 89,000 556,980
Danske Bank A/S 15,792 706,174
DNB Bank ASA 2,544 64,952
FinecoBank Banca Fineco SpA 27,240 622,834
Grupo Cibest SA (Preference) 13,944 203,349
Grupo Financiero Banorte SAB de
CV, Class O 74,400 701,228
Hang Seng Bank Ltd. 12,000 234,065
HSBC Holdings plc 108,576 1,516,968
ING Bank Slaski SA 1,848 158,007
KBC Group NV 5,592 672,859
Komercni Banka A/S 3,240 166,103
Mitsubishi UFJ Financial Group, Inc. 88,800 1,343,053
National Bank of Canada 1,032 115,415
Nedbank Group Ltd. 13,392 182,470
Nordea Bank Abp 20,520 350,881
Powszechna Kasa Oszczednosci
Bank Polski SA 16,392 336,280
Royal Bank of Canada 9,168 1,344,431
Santander Bank Polska SA 4,056 535,524
Sberbank of Russia PJSC
(Preference)*‡ 31,920 —
Skandinaviska Enskilda Banken AB,
Class A 35,904 686,119
Standard Chartered plc 16,824 344,715
Investments Shares Value
Banks
(continued)
Swedbank AB, Class A 23,064 $ 702,186
14,859,991
Beverages -
0 .2%
Budweiser Brewing Co. APAC Ltd.
(a)(b) 151,200 153,297
Broadline Retail -
0 .4%
Alibaba Group Holding Ltd., ADR(a) 2,160 368,129
Building Products -
0 .6%
Geberit AG (Registered)(a) 648 473,841
Capital Markets -
3 .8%
Amundi SA(b) 7,968 591,346
Brookfield Asset Management Ltd.,
Class A 10,728 580,904
Daiwa Securities Group, Inc. 9,600 74,124
EQT AB 5,568 193,333
Hong Kong Exchanges & Clearing
Ltd. 7,800 425,115
Julius Baer Group Ltd. 8,592 580,114
Nomura Holdings, Inc. 28,800 206,015
Partners Group Holding AG(a) 491 600,882
3,251,833
Chemicals -
0 .8%
Evonik Industries AG 12,504 209,699
Shin-Etsu Chemical Co. Ltd. 15,600 471,377
681,076
Construction & Engineering -
0 .2%
Bouygues SA 4,152 187,520
Construction Materials -
0 .9%
Holcim AG 8,448 750,770
Diversified Telecommunication Services -
1 .1%
Telefonica SA(a) 37,656 190,670
Telkom Indonesia Persero Tbk. PT 3,031,200 585,097
TELUS Corp. 10,656 155,982
931,749
Electric Utilities -
2 .4%
Enel SpA 107,760 1,091,032
Fortum OYJ(a) 33,840 755,384
Origin Energy Ltd. 23,952 192,082
2,038,498
Electrical Equipment -
1 .3%
Fujikura Ltd. 7,700 1,058,122
Electronic Equipment, Instruments & Components -
0 .4%
TDK Corp. 17,700 307,112

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
International Quality Dividend Dynamic Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 226
Investments Shares Value
COMMON STOCKS (continued)
Energy Equipment & Services -
0 .6%
Tenaris SA 23,832 $ 475,457
Entertainment -
0 .2%
Universal Music Group NV 6,504 174,686
Financial Services -
1 .4%
Banca Mediolanum SpA 30,528 613,449
FirstRand Ltd. 121,392 575,916
1,189,365
Food Products -
0 .9%
Nestle SA (Registered) 1,680 160,895
WH Group Ltd.(b) 600,000 575,899
736,794
Gas Utilities -
1 .8%
China Gas Holdings Ltd. 566,400 582,272
ENN Energy Holdings Ltd. 12,000 104,449
Grupo Energia Bogota SA ESP 799,752 652,546
Hong Kong & China Gas Co. Ltd. 216,000 200,932
1,540,199
Health Care Equipment & Supplies -
1 .9%
Hoya Corp. 4,800 781,591
Sonova Holding AG (Registered) 1,512 411,739
Straumann Holding AG (Registered)
(a) 3,144 395,570
1,588,900
Hotels, Restaurants & Leisure -
1 .5%
Evolution AB(a)(b) 2,472 165,416
Haidilao International Holding Ltd.
(a)(b) 336,000 553,357
OPAP SA 26,304 544,963
1,263,736
Household Durables -
0 .6%
Hisense Home Appliances Group Co.
Ltd., Class H 24,000 70,837
Nien Made Enterprise Co. Ltd. 36,000 433,298
504,135
Household Products -
1 .2%
Reckitt Benckiser Group plc 2,784 212,735
Unilever Indonesia Tbk. PT 5,150,400 799,040
1,011,775
Industrial Conglomerates -
3 .9%
Astra International Tbk. PT 525,600 194,374
Hitachi Ltd. 58,600 2,022,880
Siemens AG (Registered) 3,888 1,101,913
3,319,167
Insurance -
3 .4%
Ageas SA/NV 984 65,191
BB Seguridade Participacoes SA 98,400 600,251
Investments Shares Value
Insurance
(continued)
Dai-ichi Life Holdings, Inc. 28,800 $ 202,837
Manulife Financial Corp. 11,736 380,185
New China Life Insurance Co. Ltd.,
Class H 91,200 576,146
Ping An Insurance Group Co. of
China Ltd., Class H(a) 45,000 325,101
Powszechny Zaklad Ubezpieczen SA 34,512 552,379
Tokio Marine Holdings, Inc. 4,800 180,154
2,882,244
Interactive Media & Services -
0 .9%
Tencent Holdings Ltd. 9,300 752,644
IT Services -
1 .2%
HCL Technologies Ltd. 35,136 610,132
Infosys Ltd. 6,768 113,012
Tech Mahindra Ltd. 19,488 312,699
1,035,843
Life Sciences Tools & Services -
0 .7%
WuXi AppTec Co. Ltd., Class H(b) 43,200 603,628
Machinery -
2 .5%
FANUC Corp. 5,200 165,699
Komatsu Ltd. 19,200 643,843
Kone OYJ, Class B 6,960 465,285
VAT Group AG(a)(b) 1,536 670,272
Weichai Power Co. Ltd., Class H 83,000 171,399
2,116,498
Marine Transportation -
2 .9%
AP Moller - Maersk A/S, Class A(a) 11 22,716
AP Moller - Maersk A/S, Class B(a) 288 594,514
COSCO SHIPPING Holdings Co.
Ltd., Class H(a) 336,000 583,186
Evergreen Marine Corp. Taiwan Ltd. 93,000 585,391
Orient Overseas International Ltd.(a) 8,000 138,442
Yang Ming Marine Transport Corp. 288,000 538,694
2,462,943
Media -
0 .8%
Publicis Groupe SA 7,176 718,924
Metals & Mining -
6 .2%
Antofagasta plc 1,344 49,266
BHP Group Ltd.(a) 58,728 1,670,491
China Hongqiao Group Ltd. 204,000 774,823
Fortescue Ltd.(a) 50,160 699,105
GMK Norilskiy Nickel PAO*‡ 212,800 —
Kumba Iron Ore Ltd.(a) 35,496 707,053
NMDC Ltd. 148,632 126,897
Rio Tinto plc 7,584 546,638
Severstal PAO*‡ 7,952 —
Vale SA 55,200 668,942
5,243,215
Oil, Gas & Consumable Fuels -
5 .9%
Aker BP ASA 7,464 193,960

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
International Quality Dividend Dynamic Index Fund (cont.)
227 FLEXSHARES ANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels
(continued)
Bharat Petroleum Corp. Ltd. 20,928 $ 84,116
BP plc 83,544 485,487
Canadian Natural Resources Ltd. 28,056 898,457
Cenovus Energy, Inc.(a) 14,184 239,918
China Shenhua Energy Co. Ltd.,
Class H(a) 120,000 624,688
Coal India Ltd. 25,632 112,220
Equinor ASA 11,928 285,321
Ovintiv, Inc. 4,656 174,646
Shell plc 1,344 50,281
TC Energy Corp. 8,280 415,906
TotalEnergies SE 2,520 156,918
Turkiye Petrol Rafinerileri A/S 41,616 195,571
United Tractors Tbk. PT 300,000 485,268
Var Energi ASA 53,328 179,641
Woodside Energy Group Ltd.(a) 13,920 225,996
Yankuang Energy Group Co. Ltd.,
Class H 144,000 197,689
5,006,083
Passenger Airlines -
0 .6%
Singapore Airlines Ltd. 108,000 550,186
Personal Care Products -
0 .0% (c)
L'Oreal SA 48 20,091
Pharmaceuticals -
3 .4%
AstraZeneca plc 1,008 165,148
CSPC Pharmaceutical Group Ltd.(a) 222,000 218,509
Daiichi Sankyo Co. Ltd. 12,000 285,794
GSK plc 16,824 393,565
Novartis AG (Registered) 5,256 649,970
Novo Nordisk A/S, Class B 6,048 295,363
Roche Holding AG 2,568 828,222
2,836,571
Professional Services -
2 .1%
Bureau Veritas SA 16,896 555,399
Intertek Group plc 8,280 551,005
Randstad NV(a) 3,552 139,349
Recruit Holdings Co. Ltd. 11,300 565,385
1,811,138
Real Estate Management & Development -
1 .0%
CK Asset Holdings Ltd. 127,000 628,120
Henderson Land Development Co.
Ltd.(a) 4,000 14,040
Sun Hung Kai Properties Ltd. 17,000 206,589
848,749
Semiconductors & Semiconductor Equipment -
9 .7%
Advantest Corp. 5,100 765,886
ASML Holding NV 336 356,049
BE Semiconductor Industries NV 1,368 233,052
Disco Corp. 800 268,008
Investments Shares Value
Semiconductors & Semiconductor Equipment
(continued)
eMemory Technology, Inc. 2,500 $ 161,836
Lasertec Corp.(a) 5,400 995,839
MediaTek, Inc. 20,400 869,328
Novatek Microelectronics Corp. 43,000 549,722
Taiwan Semiconductor Manufacturing
Co. Ltd. 51,000 2,488,533
Tokyo Electron Ltd. 6,000 1,331,213
United Microelectronics Corp. 120,000 181,126
8,200,592
Software -
0 .5%
Nemetschek SE 1,080 124,654
Oracle Financial Services Software
Ltd. 624 59,855
SAP SE 888 230,045
414,554
Specialty Retail -
3 .1%
Chow Tai Fook Jewellery Group Ltd.
(a) 326,400 639,177
Fast Retailing Co. Ltd. 1,800 662,023
H & M Hennes & Mauritz AB, Class
B(a) 11,952 227,016
Industria de Diseno Textil SA(a) 14,232 786,833
Jarir Marketing Co. 87,840 332,607
2,647,656
Technology Hardware, Storage & Peripherals -
1 .3%
Catcher Technology Co. Ltd. 24,000 154,972
Lite-On Technology Corp. 41,800 244,075
Logitech International SA
(Registered) 3,816 459,584
Pegatron Corp. 72,000 173,787
Samsung Electronics Co. Ltd. 1,008 76,056
1,108,474
Textiles, Apparel & Luxury Goods -
1 .4%
Bosideng International Holdings Ltd. 960,000 587,942
Cie Financiere Richemont SA
(Registered) 1,440 284,681
LVMH Moet Hennessy Louis Vuitton
SE 168 118,690
Shenzhou International Group
Holdings Ltd. 19,200 165,760
1,157,073
Tobacco -
1 .9%
British American Tobacco plc 13,104 672,140
Imperial Brands plc 16,320 648,621
Japan Tobacco, Inc. 7,800 271,637
1,592,398
Trading Companies & Distributors -
1 .3%
ITOCHU Corp. 8,100 469,580
Marubeni Corp. 11,200 276,265
Mitsui & Co. Ltd. 4,800 118,461

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
International Quality Dividend Dynamic Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 228
Investments Shares Value
COMMON STOCKS (continued)
Trading Companies & Distributors
(continued)
Rexel SA 5,592 $ 193,629
1,057,935
Transportation Infrastructure -
0 .7%
Grupo Aeroportuario del Sureste
SAB de CV, Class B 18,480 559,824
Wireless Telecommunication Services -
1 .0%
Tele2 AB, Class B 36,696 581,608
Vodafone Group plc 192,456 232,984
814,592
Total Common Stocks
(Cost $67,275,415) 83,371,130
Principal
Amount
SECURITIES LENDING REINVESTMENTS - 4 .8% (d)
REPURCHASE AGREEMENTS - 4 .8%
CF Secured LLC
4.13%, dated 10/31/2025, due
11/3/2025, repurchase price
$1,531,125, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 6.75%,
maturing 11/15/2025 - 2/15/2055;
total market value $1,553,393 $ 1,530,598 1,530,598
National Bank of Canada Financial Inc.
4.19%, dated 10/31/2025, due
11/3/2025, repurchase price
$500,175, collateralized by
various Common Stocks; total
market value $563,086 500,000 500,000
TD Prime Services LLC
3.97%, dated 10/31/2025, due
11/3/2025, repurchase price
$962,890, collateralized by
various Common Stocks; total
market value $1,065,409 962,571 962,571
The Bank of Nova Scotia, Toronto
4.18%, dated 10/31/2025, due
11/3/2025, repurchase price
$1,025,408, collateralized by
various Common Stocks; total
market value $1,142,238 1,025,050 1,025,050
4,018,219
Total Securities Lending Reinvestments
(Cost $4,018,219) 4,018,219
Total Investments - 103.5%
(Cost $71,293,634) 87,389,349
Liabilities in excess of other assets - (3.5%) (2,959,954)
NET ASSETS - 100.0% $84,429,395
* Non-income producing security.
‡ Security is valued using significant unobservable inputs
and is classified as Level 3 in the fair value hierarchy.
(a) The security or a portion of this security is on loan at
October 31, 2025. The total value of securities on loan
at October 31, 2025 was $10,896,070, collateralized
in the form of cash with a value of $4,018,219 that was
reinvested in the securities shown in the Securities
Lending Reinvestment section of the Schedule of
Investments; $6,337,990 of collateral in the form of U.S.
Government Treasury Securities, interest rates ranging
from 0.00% – 5.50%, and maturity dates ranging from
November 30, 2025 – August 15, 2055 and $1,571,850
of collateral in the form of Foreign Government Fixed
Income Securities, interest rates ranging from 0.00% –
6.25%, and maturity dates ranging from February 15,
2026 – November 2, 2086; a total value of $11,928,060.
(b) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies
to securities offerings that are made outside of the
United States and do not involve direct selling efforts in
the United States and as such may have restrictions on
resale.
(c) Represents less than 0.05% of net assets.
(d) The security was purchased with cash collateral held
from securities on loan at October 31, 2025. The total
value of securities purchased was $4,018,219.
Percentages shown are based on Net Assets.
Abbreviations
ADR — American Depositary Receipt
OYJ — Public Limited Company
PJSC — Public Joint Stock Company
Preference — A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
As of October 31, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 18,247,465
Aggregate gross unrealized depreciation (2,520,909)
Net unrealized appreciation $ 15,726,556
Federal income tax cost $ 71,699,086

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
International Quality Dividend Dynamic Index Fund (cont.)
229 FLEXSHARES ANNUAL REPORT
Futures Contracts
FlexShares
®
International Quality Dividend Dynamic Index Fund had the following open futures contracts as of October 31, 2025:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Appreciation *
Long Contracts
MSCI EAFE E-Mini Index 5 12/19/2025 USD $ 701,775 $ 7,503
MSCI Emerging Markets E-Mini Index 5 12/19/2025 USD 351,900 14,732
$ 22,235
*
This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the
Statement of Assets and Liabilities for futures contracts.
Forward Foreign Currency Contracts
FlexShares
®
International Quality Dividend Dynamic Index Fund had the following outstanding contracts as of October 31, 2025:
Contracts to Receive Counterparty In Exchange For Maturity Date
Unrealized
Appreciation/
(Depreciation)
USD 59,804 UBS AG AUD 90,000 12/17/2025 $ 856
USD 123,082 Morgan Stanley CHF 97,000 12/17/2025 1,620
USD 58,517 Morgan Stanley DKK 370,000 12/17/2025 1,158
USD 279,422 JPMorgan Chase Bank NA EUR 237,000 12/17/2025 5,196
USD 40,658 JPMorgan Chase Bank NA GBP 30,000 12/17/2025 1,239
USD 115,249 Goldman Sachs & Co. JPY 17,000,000 12/17/2025 4,407
Total unrealized appreciation $ 14,476
CAD 45,542 Bank of Montreal USD 32,995 12/17/2025 $ (418)
Total unrealized depreciation $ (418)
Net unrealized appreciation $ 14,058
Abbreviations:
AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
DKK — Danish Krone
EUR — Euro
GBP — British Pound
JPY — Japanese Yen
USD — US Dollar

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
International Quality Dividend Dynamic Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 230
FlexShares® International Quality Dividend Dynamic Index invested, as a percentage of net assets, in companies domiciled in the following countries as of October 31, 2025:
Australia 3 .9%
Belgium 0 .9
Brazil 1 .5
Canada 5 .3
China 10 .2
Colombia 1 .0
Czech Republic 0 .2
Denmark 1 .9
Finland 1 .4
France 3 .8
Germany 3 .3
Greece 0 .6
Hong Kong 3 .0
India 2 .5
Indonesia 2 .7
Italy 3 .3
Japan 16 .4
Mexico 1 .5
Netherlands 1 .1
Norway 0 .9
Poland 2 .5
Saudi Arabia 0 .4
Singapore 0 .7
South Africa 1 .7
South Korea 0 .2
Spain 1 .6
Sweden 3 .4
Switzerland 7 .4
Taiwan 7 .6
Turkey 0 .2
United Kingdom 7 .6
Other
1
1 .3
100.0%
1
Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).
Security Type % of Net Assets
Common Stocks 98 .7%
Securities Lending Reinvestments 4 .8
Others
(1)
( 3 .5 )
100 .0%
(1)
Includes any other net assets/(liabilities).

231 FLEXSHARES ANNUAL REPORT
See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares® Trust
Schedule of Investments
FlexShares
®
iBoxx 3-Year Target Duration TIPS Index Fund
October 31, 2025
Investments
Principal
Amount Value
U.S. TREASURY OBLIGATIONS - 99 .8%
U.S. Treasury Inflation Linked Bonds
2.38%, 1/15/2027
$ 46,424,926
$ 47,010,289
1.75%, 1/15/2028
42,442,320
42,923,485
3.63%, 4/15/2028
59,821,686
63,218,139
2.50%, 1/15/2029
130,711,508
135,818,433
3.88%, 4/15/2029
233,564,222
253,669,570
U.S. Treasury Inflation Linked Notes
0.38%, 1/15/2027
90,244,652
89,244,912
0.13%, 4/15/2027
79,683,971
78,300,737
0.38%, 7/15/2027
85,975,400
85,092,914
1.63%, 10/15/2027
77,720,565
78,625,714
0.50%, 1/15/2028
89,579,184
88,182,457
1.25%, 4/15/2028
76,505,643
76,454,928
0.75%, 7/15/2028
288,745,165
286,127,025
2.38%, 10/15/2028
272,216,335
281,957,243
0.88%, 1/15/2029
284,324,813
280,971,884
2.13%, 4/15/2029
80,794,837
82,993,030
0.25%, 7/15/2029
88,743,359
85,788,933
1.63%, 10/15/2029
84,901,436
86,212,534
0.13%, 1/15/2030
90,995,015
86,598,436
1.63%, 4/15/2030
94,023,910
95,072,587
0.13%, 7/15/2030
94,957,013
89,988,368
1.13%, 10/15/2030
49,193,112
49,108,500
0.13%, 1/15/2031
94,177,588
88,177,533
Total U.S. Treasury Obligations
(Cost $2,532,452,009) 2,551,537,651
Total Investments - 99.8%
(Cost $2,532,452,009) 2,551,537,651
Other assets less liabilities - 0.2% 5,321,997
NET ASSETS - 100.0% $2,556,859,648
Percentages shown are based on Net Assets.
As of October 31, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 20,950,988
Aggregate gross unrealized depreciation (3,474,242)
Net unrealized appreciation $ 17,476,746
Federal income tax cost $ 2,534,060,905
Security Type % of Net Assets
U.S. Treasury Obligations 99 .8%
Others
(1)
0 .2
100 .0%

FLEXSHARES ANNUAL REPORT 232
See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
Schedule of Investments
FlexShares
®
iBoxx 5-Year Target Duration TIPS Index Fund
October 31, 2025
Investments
Principal
Amount Value
U.S. TREASURY OBLIGATIONS - 99 .8%
U.S. Treasury Inflation Linked Bonds
2.50%, 1/15/2029
$ 16,634,885
$ 17,284,814
3.88%, 4/15/2029
30,189,766
32,788,519
3.38%, 4/15/2032
7,233,347
8,061,922
U.S. Treasury Inflation Linked Notes
0.88%, 1/15/2029
36,184,858
35,758,145
2.13%, 4/15/2029
35,762,061
36,735,043
0.25%, 7/15/2029
39,275,716
37,968,156
1.63%, 10/15/2029
37,573,923
38,154,162
0.13%, 1/15/2030
40,274,892
38,328,943
1.63%, 4/15/2030
91,204,770
92,222,004
0.13%, 7/15/2030
92,844,274
87,986,178
1.13%, 10/15/2030
47,454,387
47,372,765
0.13%, 1/15/2031
92,078,032
86,211,740
0.13%, 7/15/2031
96,464,681
89,798,306
0.13%, 1/15/2032
45,885,509
42,122,327
0.63%, 7/15/2032
41,662,728
39,361,417
1.13%, 1/15/2033
42,036,513
40,622,951
1.38%, 7/15/2033
38,984,013
38,288,519
1.75%, 1/15/2034
41,843,923
41,926,305
1.88%, 7/15/2034
43,780,249
44,310,857
Total U.S. Treasury Obligations
(Cost $887,229,497) 895,303,073
Total Investments - 99.8%
(Cost $887,229,497) 895,303,073
Other assets less liabilities - 0.2% 1,956,803
NET ASSETS - 100.0% $897,259,876
Percentages shown are based on Net Assets.
As of October 31, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 1,967,225
Aggregate gross unrealized depreciation (2,201,248)
Net unrealized depreciation $ (234,023)
Federal income tax cost $ 895,537,096
Security Type % of Net Assets
U.S. Treasury Obligations 99 .8%
Others
(1)
0 .2
100 .0%

233 FLEXSHARES ANNUAL REPORT
See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares® Trust
Schedule of Investments
FlexShares
®
Disciplined Duration MBS Index Fund
October 31, 2025
Investments
Principal
Amount Value
MORTGAGE-BACKED SECURITIES - 99 .3%
FHLMC
2.50%, 4/1/2028 $ 551,201 $ 543,448
2.50%, 5/1/2028 205,080 201,600
2.50%, 6/1/2028 232,981 228,916
3.00%, 6/1/2029 311,799 307,021
3.00%, 8/1/2029 343,987 341,252
2.50%, 12/1/2030 549,811 532,694
3.00%, 1/1/2032 692,589 676,448
2.50%, 2/1/2032 851,404 821,579
3.00%, 9/1/2032 454,192 443,450
5.00%, 5/1/2034 26,082 26,242
5.00%, 7/1/2035 7,573 7,691
5.00%, 10/1/2035 11,928 12,258
5.00%, 12/1/2035 55,321 56,791
6.00%, 1/1/2037 39,848 42,072
6.00%, 4/1/2037 22,224 23,464
6.00%, 5/1/2037 35,210 37,166
5.00%, 2/1/2038 29,245 30,008
5.00%, 7/1/2038 33,077 34,015
5.00%, 10/1/2038 29,320 30,151
5.00%, 2/1/2039 69,401 71,254
5.00%, 5/1/2039 36,349 37,381
5.00%, 6/1/2039 13,037 13,407
5.00%, 7/1/2039 34,972 35,964
5.00%, 9/1/2039 3,379 3,475
6.00%, 11/1/2039 22,770 24,036
5.00%, 1/1/2040 10,133 10,420
6.00%, 4/1/2040 25,456 26,763
6.00%, 5/1/2040 62,933 66,408
6.00%, 7/1/2040 93,212 98,393
4.00%, 1/1/2041 9,119 8,970
5.00%, 5/1/2041 84,693 87,095
3.50%, 11/1/2041 46,457 44,677
3.00%, 3/1/2042 7,684 7,131
3.00%, 4/1/2042 58,103 53,924
3.00%, 6/1/2042 49,966 46,351
3.50%, 7/1/2042 466,700 445,728
3.00%, 8/1/2042 27,426 25,448
3.00%, 12/1/2042 58,168 53,962
3.00%, 1/1/2043 31,177 28,911
3.00%, 2/1/2043 15,803 14,732
3.00%, 4/1/2043 20,287 18,813
3.00%, 6/1/2043 11,454 10,621
3.50%, 8/1/2043 523,006 498,153
3.00%, 10/1/2043 40,030 37,122
4.00%, 8/1/2044 8,859 8,599
5.00%, 8/1/2044 23,024 23,677
4.00%, 1/1/2045 27,309 26,511
4.00%, 2/1/2045 57,686 56,496
4.50%, 2/1/2045 309,081 306,310
4.00%, 8/1/2045 66,397 64,400
4.00%, 9/1/2045 10,929 10,599
4.00%, 10/1/2045 112,937 109,516
4.00%, 11/1/2045 22,954 22,254
Investments
Principal
Amount Value
4.00%, 12/1/2045 $ 9,627 $ 9,334
4.00%, 1/1/2046 29,607 28,730
2.50%, 9/1/2046 18,483 16,183
3.00%, 11/1/2046 17,356 15,914
FHLMC UMBS
3.00%, 8/1/2026 6,223 6,176
3.00%, 1/1/2027 14,855 14,733
3.00%, 2/1/2027 9,401 9,320
3.00%, 4/1/2027 55,459 54,906
2.50%, 6/1/2027 7,199 7,105
2.50%, 3/1/2028 291,230 286,274
2.50%, 7/1/2028 912,296 895,039
2.50%, 8/1/2030 505,670 490,337
2.50%, 11/1/2030 15,211 14,877
3.00%, 5/1/2031 18,011 17,715
2.00%, 8/1/2031 17,621 16,840
2.00%, 11/1/2031 27,946 26,678
2.00%, 1/1/2032 56,421 53,703
2.00%, 2/1/2032 60,940 57,921
2.00%, 12/1/2032 246,184 234,533
3.00%, 4/1/2033 617,044 608,670
2.00%, 10/1/2035 799,928 740,658
1.50%, 11/1/2035 476,726 430,053
1.50%, 2/1/2036 527,838 474,519
2.00%, 3/1/2036 304,351 282,890
1.50%, 4/1/2036 238,439 214,276
2.50%, 4/1/2037 600,711 564,992
4.50%, 9/1/2037 702,841 701,863
5.00%, 3/1/2038 34,911 35,859
5.00%, 7/1/2039 54,955 56,450
3.00%, 9/1/2039 80,965 75,965
3.00%, 10/1/2039 22,576 21,169
4.00%, 10/1/2039 1,712,099 1,685,416
5.00%, 10/1/2039 17,603 18,082
3.00%, 11/1/2039 89,183 83,627
5.00%, 1/1/2040 16,405 16,909
5.00%, 3/1/2040 27,419 28,165
5.00%, 5/1/2040 40,014 41,102
6.00%, 5/1/2040 633,617 673,262
2.00%, 7/1/2040 89,612 78,811
1.50%, 10/1/2040 454,777 387,290
3.50%, 12/1/2040 33,290 31,991
2.00%, 1/1/2041 138,067 121,354
2.00%, 2/1/2041 431,934 379,383
1.50%, 3/1/2041 592,851 496,502
2.00%, 3/1/2041 501,209 434,476
4.50%, 3/1/2041 57,444 57,721
4.50%, 4/1/2041 11,139 11,218
1.50%, 5/1/2041 488,261 414,965
2.00%, 6/1/2041 675,582 591,456
2.50%, 6/1/2041 385,299 348,858
2.00%, 10/1/2041 423,369 368,505
4.00%, 1/1/2042 41,567 40,716
5.00%, 2/1/2042 33,171 34,072
3.50%, 11/1/2042 61,548 58,580

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Disciplined Duration MBS Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 234
Investments
Principal
Amount Value
MORTGAGE-BACKED SECURITIES (continued)
3.50%, 1/1/2043 $ 27,645 $ 26,457
3.50%, 2/1/2043 20,283 19,312
2.50%, 6/1/2043 311,088 281,495
4.00%, 12/1/2043 8,938 8,738
4.50%, 3/1/2044 41,687 41,770
4.00%, 6/1/2044 3,181 3,085
4.50%, 7/1/2044 14,983 14,940
4.00%, 8/1/2044 9,573 9,280
4.50%, 12/1/2044 10,092 10,063
4.00%, 2/1/2045 11,537 11,286
4.50%, 9/1/2045 8,148 8,135
4.00%, 10/1/2045 30,527 29,565
4.00%, 12/1/2045 15,673 15,235
4.50%, 12/1/2045 412,812 411,933
3.00%, 1/1/2046 32,150 29,520
4.00%, 1/1/2046 25,565 24,796
4.00%, 2/1/2046 189,407 185,392
4.50%, 4/1/2046 24,058 24,109
4.00%, 11/1/2046 138,187 133,655
4.50%, 3/1/2047 326,744 325,146
2.00%, 6/1/2051 741,701 606,035
2.00%, 5/1/2052 1,240,920 1,011,342
6.50%, 2/1/2053 68,165 71,166
6.00%, 10/1/2053 337,193 345,199
7.00%, 12/1/2053 327,583 343,050
6.50%, 4/1/2054 186,556 193,123
6.50%, 8/1/2054 417,555 432,254
FNMA UMBS
3.00%, 11/1/2026 124,069 123,098
3.00%, 12/1/2026 39,365 39,056
3.00%, 1/1/2027 12,733 12,629
3.00%, 2/1/2027 16,828 16,683
3.00%, 4/1/2027 557,393 552,243
3.00%, 6/1/2027 69,870 69,167
3.00%, 8/1/2027 80,994 80,065
3.00%, 10/1/2027 25,925 25,631
3.00%, 11/1/2027 26,262 25,981
2.50%, 12/1/2027 63,306 62,296
2.50%, 1/1/2028 334,086 328,236
2.50%, 4/1/2028 20,622 20,272
2.00%, 5/1/2028 91,267 89,105
2.50%, 9/1/2028 16,045 15,798
3.00%, 2/1/2029 47,254 46,556
2.50%, 3/1/2029 83,060 81,652
2.50%, 6/1/2029 27,531 27,116
3.00%, 8/1/2029 935,597 919,716
3.50%, 12/1/2029 326,993 323,620
3.50%, 4/1/2030 357,764 354,465
2.50%, 7/1/2030 76,126 74,798
3.00%, 7/1/2030 275,360 271,376
2.50%, 8/1/2030 285,917 277,252
3.00%, 9/1/2030 446,972 440,774
3.00%, 12/1/2030 854,835 837,856
2.50%, 2/1/2031 294,680 286,869
3.50%, 2/1/2031 342,989 340,038
2.50%, 3/1/2031 167,191 163,727
Investments
Principal
Amount Value
2.00%, 9/1/2031 $ 14,533 $ 13,881
2.00%, 11/1/2031 34,446 32,881
3.50%, 12/1/2031 319,281 313,986
2.00%, 2/1/2032 455,557 442,647
3.50%, 2/1/2032 433,014 425,683
3.00%, 12/1/2032 1,000,628 978,658
6.00%, 12/1/2032 5,823 6,028
6.00%, 4/1/2033 4,677 4,846
6.00%, 8/1/2034 21,584 22,636
6.50%, 9/1/2034 55,639 58,161
6.00%, 12/1/2034 99,444 103,447
3.50%, 1/1/2035 108,676 105,775
3.00%, 2/1/2035 366,120 359,370
3.00%, 7/1/2035 566,424 553,359
5.00%, 8/1/2035 14,123 14,472
1.50%, 10/1/2035 118,351 106,399
6.00%, 11/1/2035 19,876 20,652
5.00%, 12/1/2035 31,368 32,161
6.00%, 6/1/2036 28,964 30,545
2.00%, 7/1/2036 685,025 634,221
5.00%, 7/1/2036 13,756 14,103
6.50%, 8/1/2036 9,330 9,797
2.50%, 11/1/2036 258,522 241,504
6.00%, 11/1/2036 29,401 31,007
1.50%, 2/1/2037 683,813 612,576
2.50%, 4/1/2037 615,719 575,775
1.50%, 8/1/2037 236,126 211,676
6.00%, 8/1/2037 93,845 97,700
6.00%, 9/1/2037 12,676 13,368
6.50%, 10/1/2037 24,140 25,402
5.00%, 3/1/2038 36,451 37,441
5.00%, 5/1/2038 26,854 27,516
6.00%, 5/1/2038 10,164 10,719
4.50%, 7/1/2038 651,382 651,052
6.00%, 9/1/2038 18,669 19,690
5.50%, 11/1/2038 685,909 704,643
5.50%, 2/1/2039 998,732 1,021,119
5.00%, 6/1/2039 29,875 30,686
6.00%, 9/1/2039 1,382,722 1,428,983
5.00%, 10/1/2039 30,897 31,737
3.00%, 1/1/2040 28,519 26,714
5.00%, 2/1/2040 27,317 28,310
3.00%, 6/1/2040 334,695 312,284
5.00%, 6/1/2040 9,974 10,245
6.00%, 6/1/2040 990,027 1,024,124
4.00%, 8/1/2040 1,380,600 1,357,298
3.00%, 9/1/2040 294,399 274,695
3.50%, 1/1/2041 25,863 24,897
1.50%, 2/1/2041 653,224 547,599
3.50%, 2/1/2041 17,388 16,733
1.50%, 4/1/2041 355,441 301,940
4.50%, 5/1/2041 30,279 30,443
5.00%, 5/1/2041 24,643 25,314
6.00%, 5/1/2041 17,079 18,012
4.50%, 6/1/2041 9,203 9,254
2.50%, 7/1/2041 471,203 423,264
5.00%, 7/1/2041 312,375 320,874

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Disciplined Duration MBS Index Fund (cont.)
235 FLEXSHARES ANNUAL REPORT
Investments
Principal
Amount Value
MORTGAGE-BACKED SECURITIES (continued)
6.00%, 7/1/2041 $ 19,035 $ 20,063
4.50%, 8/1/2041 84,921 85,347
5.00%, 8/1/2041 45,144 46,372
4.00%, 9/1/2041 131,064 128,357
4.50%, 9/1/2041 55,290 55,560
3.50%, 10/1/2041 97,567 93,638
4.00%, 10/1/2041 41,133 40,200
5.00%, 10/1/2041 47,110 48,392
4.00%, 11/1/2041 54,269 53,181
4.00%, 12/1/2041 13,627 13,341
4.00%, 1/1/2042 116,525 113,052
4.50%, 1/1/2042 13,827 13,897
6.00%, 1/1/2042 46,805 49,363
3.00%, 3/1/2042 19,869 18,415
4.00%, 3/1/2042 60,592 59,618
3.00%, 4/1/2042 37,099 34,387
4.50%, 4/1/2042 67,038 67,510
3.50%, 5/1/2042 18,125 17,218
4.50%, 5/1/2042 47,549 47,594
3.50%, 6/1/2042 31,462 30,049
3.50%, 7/1/2042 90,885 86,982
4.00%, 7/1/2042 80,585 78,900
3.50%, 8/1/2042 31,402 29,956
3.00%, 9/1/2042 52,206 48,373
3.50%, 9/1/2042 10,532 10,073
4.00%, 9/1/2042 50,078 49,017
3.00%, 10/1/2042 100,007 92,709
3.50%, 10/1/2042 18,939 18,078
2.50%, 12/1/2042 186,020 168,862
3.00%, 12/1/2042 101,799 94,294
2.50%, 1/1/2043 6,463 5,867
3.00%, 1/1/2043 104,111 96,434
3.50%, 1/1/2043 30,488 29,018
4.00%, 1/1/2043 52,890 51,791
4.50%, 1/1/2043 136,342 137,035
2.50%, 2/1/2043 250,346 225,992
3.00%, 2/1/2043 140,566 130,203
3.50%, 2/1/2043 54,796 52,304
3.50%, 3/1/2043 63,400 60,795
2.50%, 5/1/2043 9,822 8,859
2.50%, 6/1/2043 5,427 4,934
4.00%, 8/1/2043 29,849 29,177
4.00%, 9/1/2043 71,096 69,567
4.50%, 9/1/2043 21,990 21,982
4.00%, 10/1/2043 84,460 82,581
4.00%, 11/1/2043 188,448 184,212
4.50%, 11/1/2043 63,278 63,386
4.50%, 12/1/2043 51,657 51,688
4.00%, 1/1/2044 70,404 68,809
4.50%, 2/1/2044 13,502 13,498
4.50%, 3/1/2044 84,620 86,097
5.00%, 3/1/2044 12,745 12,961
4.00%, 4/1/2044 659,412 640,211
4.50%, 4/1/2044 144,358 144,286
5.00%, 6/1/2044 24,336 24,922
4.00%, 10/1/2044 26,404 25,828
Investments
Principal
Amount Value
4.50%, 10/1/2044 $ 6,178 $ 6,161
4.50%, 12/1/2044 25,935 25,980
4.00%, 2/1/2045 21,119 20,481
4.50%, 2/1/2045 84,450 84,628
4.00%, 4/1/2045 17,813 17,287
4.00%, 8/1/2045 9,164 8,880
4.00%, 11/1/2045 51,903 50,301
4.50%, 11/1/2045 57,500 57,392
4.00%, 12/1/2045 111,582 109,217
4.00%, 2/1/2046 5,947 5,800
4.50%, 3/1/2046 89,491 89,310
4.00%, 4/1/2046 8,552 8,295
2.50%, 6/1/2046 58,886 53,202
4.50%, 6/1/2046 65,711 65,525
4.50%, 7/1/2046 13,236 13,188
4.50%, 8/1/2046 10,274 10,245
2.50%, 10/1/2046 48,830 42,701
4.50%, 10/1/2046 22,772 22,623
2.50%, 12/1/2046 16,169 14,113
4.50%, 1/1/2047 20,881 20,779
4.00%, 2/1/2047 23,076 22,401
4.50%, 2/1/2047 25,579 25,633
4.50%, 5/1/2047 386,901 381,781
4.50%, 7/1/2047 53,441 53,290
5.00%, 7/1/2047 20,880 21,447
5.00%, 8/1/2048 983,434 997,879
3.50%, 11/1/2048 789,343 745,157
5.50%, 2/1/2049 1,203,011 1,255,783
6.00%, 2/1/2049 57,633 60,871
4.50%, 7/1/2049 356,007 351,771
4.50%, 11/1/2049 368,194 367,000
4.00%, 1/1/2050 486,003 467,724
3.50%, 7/1/2050 385,986 365,874
4.00%, 7/1/2050 600,057 575,995
4.50%, 9/1/2050 881,582 885,624
4.50%, 10/1/2050 978,053 969,633
1.50%, 2/1/2051 627,678 485,172
1.50%, 10/1/2051 1,208,554 934,358
2.50%, 2/1/2052 1,034,504 881,889
3.00%, 6/1/2052 1,280,564 1,136,758
3.00%, 7/1/2052 1,250,090 1,111,222
5.00%, 11/1/2052 803,616 803,466
6.50%, 11/1/2052 65,803 69,463
6.50%, 1/1/2053 184,970 191,680
6.50%, 2/1/2053 963,173 1,000,228
6.50%, 11/1/2053 611,029 633,276
7.00%, 12/1/2053 372,916 390,065
7.00%, 3/1/2054 495,881 518,855
6.50%, 8/1/2054 291,955 302,233
7.00%, 3/1/2055 976,431 1,021,798
6.50%, 5/1/2055 630,444 652,639
5.50%, 6/1/2055 965,493 975,581
GNMA
5.50%, 8/20/2033 17,175 17,553
5.50%, 11/20/2033 16,209 16,569
5.50%, 3/20/2034 19,929 20,556
5.50%, 7/20/2034 12,875 13,238

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Disciplined Duration MBS Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 236
Investments
Principal
Amount Value
MORTGAGE-BACKED SECURITIES (continued)
5.50%, 9/20/2034 $ 5,844 $ 6,037
5.50%, 3/20/2036 43,733 45,234
5.50%, 9/20/2038 28,731 29,719
5.50%, 2/20/2039 46,890 48,502
4.50%, 5/15/2039 1,564,660 1,569,680
5.00%, 8/15/2039 811,374 826,686
4.00%, 6/15/2040 226,320 220,051
4.00%, 8/15/2040 232,824 226,357
4.00%, 11/15/2040 180,094 174,932
5.50%, 12/20/2040 13,314 13,706
5.50%, 1/20/2041 13,931 14,410
4.00%, 9/15/2041 700,442 676,048
5.50%, 12/20/2041 35,066 35,651
5.50%, 2/20/2042 9,581 9,911
3.00%, 4/15/2042 798,701 735,875
3.50%, 6/15/2042 359,479 339,995
2.50%, 3/20/2043 31,161 27,862
2.50%, 5/20/2043 44,422 39,665
5.50%, 3/20/2044 37,209 38,486
4.50%, 10/20/2044 92,781 92,562
2.50%, 11/20/2044 30,069 26,937
5.00%, 6/20/2045 112,502 115,233
4.00%, 8/15/2045 686,159 661,557
4.50%, 12/20/2045 193,141 192,607
4.50%, 4/20/2046 223,624 223,006
5.00%, 5/20/2046 271,762 278,359
3.50%, 6/15/2046 1,437,068 1,349,541
3.50%, 10/20/2047 310,205 289,059
4.00%, 2/20/2048 727,263 699,754
5.00%, 5/20/2048 98,410 99,956
5.50%, 1/20/2049 225,030 230,586
5.50%, 7/20/2049 5,951 6,123
2.50%, 10/20/2050 996,541 865,258
2.00%, 12/20/2051 1,102,380 917,242
4.00%, 12/20/2051 320,577 306,088
2.00%, 2/20/2052 1,134,411 943,893
2.50%, 3/20/2052 994,967 861,883
5.50%, 12/20/2052 480,689 488,664
6.00%, 12/20/2052 328,654 337,155
7.50%, 2/20/2053 124,897 129,576
7.50%, 3/20/2053 199,953 207,336
6.50%, 6/20/2053 475,546 492,028
7.00%, 8/20/2053 417,997 432,128
6.50%, 10/20/2053 671,493 694,097
7.00%, 10/20/2053 116,704 120,639
7.50%, 2/20/2054 265,942 275,422
6.50%, 7/20/2054 343,432 354,523
7.00%, 7/20/2054 706,909 728,405
6.50%, 8/20/2054 294,575 304,065
7.50%, 8/20/2054 203,255 209,944
7.00%, 9/20/2054 717,541 739,361
Investments
Principal
Amount Value
7.00%, 5/20/2055 $ 880,591 $ 907,975
Total Mortgage-Backed Securities
(Cost $90,119,625) 88,135,942
Total Investments - 99.3%
(Cost $90,119,625) 88,135,942
Other assets less liabilities - 0.7% 658,557
NET ASSETS - 100.0% $88,794,499
Percentages shown are based on Net Assets.
Abbreviations
FHLMC — Federal Home Loan Mortgage Corp.
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
UMBS — Uniform Mortgage-Backed Securities
As of October 31, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 747,552
Aggregate gross unrealized depreciation (2,871,990)
Net unrealized depreciation $ (2,124,438)
Federal income tax cost $ 90,260,380
Security Type % of Net Assets
Mortgage-Backed Securities 99 .3%
Others
(1)
0 .7
100 .0%
(1)
Includes any other net assets/(liabilities).

237 FLEXSHARES ANNUAL REPORT
See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares® Trust
Schedule of Investments
FlexShares
®
Credit-Scored US Corporate Bond Index Fund
October 31, 2025
Investments
Principal
Amount Value
CORPORATE BONDS - 98 .5%
Aerospace & Defense - 1 .6%
General Dynamics Corp.
2.63%, 11/15/2027 $ 25,000 $ 24,404
3.63%, 4/1/2030 95,000 93,168
General Electric Co.
6.75%, 3/15/2032 350,000 397,856
HEICO Corp.
5.25%, 8/1/2028(a) 400,000 411,938
5.35%, 8/1/2033(a) 350,000 364,107
Hexcel Corp.
4.20%, 2/15/2027(b) 200,000 198,757
5.88%, 2/26/2035(a) 200,000 209,266
Howmet Aerospace, Inc.
6.75%, 1/15/2028 100,000 105,623
3.00%, 1/15/2029(a) 1,200,000 1,159,337
4.85%, 10/15/2031 250,000 256,664
L3Harris Technologies, Inc.
3.85%, 12/15/2026 600,000 598,654
5.40%, 1/15/2027(a) 600,000 608,847
5.40%, 7/31/2033 1,050,000 1,094,887
Leidos, Inc.
4.38%, 5/15/2030 552,000 551,379
2.30%, 2/15/2031 300,000 268,610
5.40%, 3/15/2032 300,000 311,202
5.75%, 3/15/2033(a) 380,000 401,474
5.50%, 3/15/2035(a) 350,000 363,217
Northrop Grumman Corp.
4.70%, 3/15/2033 50,000 50,439
Northrop Grumman Systems Corp.
7.75%, 2/15/2031 500,000 577,951
RTX Corp.
5.75%, 11/8/2026(a) 775,000 787,515
3.50%, 3/15/2027(a) 25,000 24,818
Textron, Inc.
3.65%, 3/15/2027(a) 475,000 471,212
3.90%, 9/17/2029 200,000 196,710
3.00%, 6/1/2030 150,000 141,441
6.10%, 11/15/2033 50,000 54,093
5.50%, 5/15/2035 250,000 258,998
9,982,567
Air Freight & Logistics - 0 .1%
CH Robinson Worldwide, Inc.
4.20%, 4/15/2028(a) 500,000 500,048
Automobile Components - 0 .1%
Aptiv Swiss Holdings Ltd.
4.65%, 9/13/2029 200,000 203,145
BorgWarner, Inc.
2.65%, 7/1/2027(a) 150,000 146,512
Lear Corp.
4.25%, 5/15/2029(a) 150,000 149,117
498,774
Banks - 23 .6%
Banco Bilbao Vizcaya Argentaria SA
6.14%, 9/14/2028(c) 250,000 258,485
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Banks - 23.6% (continued)
Banco Bilbao Vizcaya Argentaria SA (continued)
7.88%, 11/15/2034(c) $ 500,000 $ 583,584
6.03%, 3/13/2035(c) 600,000 638,793
Banco Santander SA
5.29%, 8/18/2027(a) 600,000 610,739
2.75%, 12/3/2030 200,000 181,493
2.96%, 3/25/2031 125,000 115,811
6.92%, 8/8/2033 200,000 221,828
6.94%, 11/7/2033(a) 200,000 229,246
6.35%, 3/14/2034(a) 570,000 613,553
Bank of America Corp.
3.25%, 10/21/2027 70,000 69,074
3.71%, 4/24/2028(c) 324,000 321,917
3.59%, 7/21/2028(c) 1,200,000 1,189,439
4.95%, 7/22/2028(c) 685,000 694,190
6.20%, 11/10/2028(c) 79,000 82,163
3.42%, 12/20/2028(c) 500,000 492,269
Series FIX, 4.98%,
1/24/2029(a)(c) 500,000 508,912
3.97%, 3/5/2029(c) 100,000 99,603
5.20%, 4/25/2029(c) 300,000 307,249
2.09%, 6/14/2029(c) 150,000 142,402
4.27%, 7/23/2029(a)(c) 250,000 250,938
5.82%, 9/15/2029(a)(c) 150,000 156,553
5.16%, 1/24/2031(c) 50,000 51,627
2.59%, 4/29/2031(c) 375,000 348,776
1.90%, 7/23/2031(c) 450,000 403,191
1.92%, 10/24/2031(c) 50,000 44,491
Series N, 2.65%, 3/11/2032(a)
(c) 100,000 91,435
2.30%, 7/21/2032(c) 250,000 222,423
2.57%, 10/20/2032(c) 450,000 404,696
5.02%, 7/22/2033(a)(c) 50,000 51,189
5.29%, 4/25/2034(c) 281,000 290,746
5.87%, 9/15/2034(c) 50,000 53,597
5.47%, 1/23/2035(c) 500,000 522,318
5.43%, 8/15/2035(c) 1,025,000 1,048,026
5.52%, 10/25/2035(c) 1,450,000 1,486,568
5.74%, 2/12/2036(a)(c) 600,000 624,469
2.48%, 9/21/2036(c) 875,000 762,450
3.85%, 3/8/2037(a)(c) 1,575,000 1,477,666
Bank of Montreal
5.72%, 9/25/2028 100,000 104,379
3.80%, 12/15/2032(a)(c) 895,000 879,947
3.09%, 1/10/2037(c) 700,000 625,408
7.70%, 5/26/2084(c) 500,000 529,910
7.30%, 11/26/2084(a)(c) 400,000 425,745
Bank of Nova Scotia (The)
1.95%, 2/2/2027 50,000 48,786
4.40%, 9/8/2028(a)(c) 150,000 150,827
4.93%, 2/14/2029(a)(c) 750,000 762,276
5.13%, 2/14/2031(a)(c) 450,000 462,216
2.15%, 8/1/2031 50,000 44,343

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 238
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Banks - 23.6% (continued)
Bank of Nova Scotia (The) (continued)
4.59%, 5/4/2037(c) $ 850,000 $ 826,948
Series 2, 3.63%,
10/27/2081(c) 350,000 337,070
8.63%, 10/27/2082(c) 2,040,000 2,157,689
8.00%, 1/27/2084(c) 350,000 373,285
7.35%, 4/27/2085(c) 250,000 261,200
6.88%, 10/27/2085(c) 20,000 20,184
Bank OZK
2.75%, 10/1/2031(c) 251,000 232,175
BankUnited, Inc.
5.13%, 6/11/2030 180,000 179,293
Barclays plc
4.34%, 1/10/2028 50,000 50,024
4.97%, 5/16/2029(a)(c) 200,000 202,960
7.44%, 11/2/2033(c) 300,000 344,286
7.12%, 6/27/2034(a)(c) 700,000 783,464
6.69%, 9/13/2034(c) 250,000 276,839
5.34%, 9/10/2035(a)(c) 500,000 507,290
3.56%, 9/23/2035(a)(c) 300,000 281,637
Canadian Imperial Bank of Commerce
5.24%, 6/28/2027(a) 50,000 50,978
5.99%, 10/3/2028 50,000 52,553
4.86%, 3/30/2029(c) 1,050,000 1,065,983
5.25%, 1/13/2031(a)(c) 400,000 412,847
4.58%, 9/8/2031(c) 420,000 421,375
6.09%, 10/3/2033(a) 250,000 272,049
6.95%, 1/28/2085(a)(c) 400,000 407,363
7.00%, 10/28/2085(c) 400,000 412,218
Capital One NA
4.65%, 9/13/2028 477,000 482,790
Citigroup, Inc.
4.45%, 9/29/2027 2,540,000 2,548,062
3.89%, 1/10/2028(a)(c) 650,000 647,491
3.07%, 2/24/2028(a)(c) 1,110,000 1,094,400
4.64%, 5/7/2028(a)(c) 600,000 603,897
4.66%, 5/24/2028(a)(c) 350,000 352,610
3.67%, 7/24/2028(c) 1,610,000 1,596,290
3.52%, 10/27/2028(c) 886,000 874,717
4.08%, 4/23/2029(a)(c) 100,000 99,759
5.17%, 2/13/2030(c) 450,000 461,868
3.98%, 3/20/2030(a)(c) 250,000 247,371
4.54%, 9/19/2030(c) 650,000 654,250
2.98%, 11/5/2030(c) 600,000 568,978
2.67%, 1/29/2031(a)(c) 826,000 769,813
4.95%, 5/7/2031(a)(c) 350,000 357,032
2.57%, 6/3/2031(c) 500,000 461,089
6.63%, 6/15/2032 250,000 277,348
3.06%, 1/25/2033(a)(c) 250,000 228,420
5.88%, 2/22/2033 100,000 106,531
3.79%, 3/17/2033(a)(c) 450,000 427,977
4.91%, 5/24/2033(c) 150,000 151,794
6.00%, 10/31/2033 135,000 145,124
6.27%, 11/17/2033(a)(c) 203,000 221,497
6.17%, 5/25/2034(c) 1,875,000 1,991,249
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Banks - 23.6% (continued)
Citigroup, Inc. (continued)
5.59%, 11/19/2034(a)(c) $ 350,000 $ 358,156
5.83%, 2/13/2035(c) 1,200,000 1,247,069
5.45%, 6/11/2035(c) 150,000 155,682
6.02%, 1/24/2036(c) 450,000 470,786
5.33%, 3/27/2036(a)(c) 150,000 153,500
5.41%, 9/19/2039(c) 500,000 502,794
Citizens Bank NA
4.58%, 8/9/2028(c) 450,000 452,823
Citizens Financial Group, Inc.
5.84%, 1/23/2030(c) 1,090,000 1,133,209
5.72%, 7/23/2032(c) 150,000 156,517
2.64%, 9/30/2032 300,000 256,682
6.65%, 4/25/2035(a)(c) 200,000 219,126
5.64%, 5/21/2037(c) 50,000 50,515
Comerica Bank
5.33%, 8/25/2033(c) 250,000 251,071
Comerica, Inc.
4.00%, 2/1/2029 583,000 576,683
5.98%, 1/30/2030(c) 550,000 572,202
Cooperatieve Rabobank UA
5.04%, 3/5/2027(a) 150,000 152,219
4.80%, 1/9/2029 250,000 255,834
4.49%, 10/17/2029(a) 250,000 254,387
Credit Agricole SA
4.82%, 9/25/2033(c)(d) 550,000 546,764
Fifth Third Bancorp
4.06%, 4/25/2028(c) 50,000 49,846
6.36%, 10/27/2028(c) 955,000 992,829
6.34%, 7/27/2029(c) 25,000 26,284
4.77%, 7/28/2030(c) 776,000 784,206
5.63%, 1/29/2032(c) 300,000 313,983
First Citizens BancShares, Inc.
5.23%, 3/12/2031(a)(c) 350,000 354,265
6.25%, 3/12/2040(a)(c) 350,000 355,296
First Horizon Bank
5.75%, 5/1/2030(a) 500,000 517,002
First Horizon Corp.
5.51%, 3/7/2031(a)(c) 250,000 257,814
First-Citizens Bank & Trust Co.
6.13%, 3/9/2028 200,000 207,105
FNB Corp.
5.72%, 12/11/2030(c) 300,000 305,860
HSBC Holdings plc
4.38%, 11/23/2026(a) 300,000 300,352
2.25%, 11/22/2027(a)(c) 200,000 195,876
4.04%, 3/13/2028(c) 1,064,000 1,060,583
5.60%, 5/17/2028(a)(c) 650,000 662,531
4.76%, 6/9/2028(c) 1,180,000 1,189,193
5.21%, 8/11/2028(c) 1,000,000 1,015,868
2.01%, 9/22/2028(c) 2,750,000 2,641,071
7.39%, 11/3/2028(c) 883,000 934,828
5.13%, 11/19/2028(c) 200,000 203,428
4.90%, 3/3/2029(c) 250,000 253,439
6.16%, 3/9/2029(c) 300,000 312,551

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)
239 FLEXSHARES ANNUAL REPORT
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Banks - 23.6% (continued)
HSBC Holdings plc (continued)
4.58%, 6/19/2029(c) $ 1,120,000 $ 1,126,833
2.21%, 8/17/2029(c) 700,000 661,425
5.55%, 3/4/2030(a)(c) 200,000 207,242
3.97%, 5/22/2030(a)(c) 1,603,000 1,581,768
5.29%, 11/19/2030(c) 400,000 412,528
5.13%, 3/3/2031(c) 200,000 204,648
5.24%, 5/13/2031(c) 250,000 257,238
2.85%, 6/4/2031(c) 550,000 512,635
2.36%, 8/18/2031(c) 200,000 181,417
5.73%, 5/17/2032(a)(c) 450,000 473,888
4.76%, 3/29/2033(a)(c) 602,000 600,001
8.11%, 11/3/2033(a)(c) 450,000 527,790
6.25%, 3/9/2034(c) 500,000 543,919
6.55%, 6/20/2034(a)(c) 400,000 432,859
7.40%, 11/13/2034(c) 450,000 513,237
5.87%, 11/18/2035(a)(c) 350,000 363,672
5.45%, 3/3/2036(c) 300,000 309,852
5.79%, 5/13/2036(a)(c) 200,000 211,068
Huntington Bancshares, Inc.
4.44%, 8/4/2028(c) 401,000 402,501
6.21%, 8/21/2029(a)(c) 505,000 530,146
5.02%, 5/17/2033(c) 250,000 251,715
5.71%, 2/2/2035(a)(c) 625,000 649,851
6.14%, 11/18/2039(c) 200,000 207,142
Huntington National Bank (The)
5.65%, 1/10/2030 344,000 359,469
ING Groep NV
3.95%, 3/29/2027 800,000 797,862
4.02%, 3/28/2028(a)(c) 700,000 697,977
4.86%, 3/25/2029(a)(c) 200,000 202,661
5.34%, 3/19/2030(a)(c) 50,000 51,576
2.73%, 4/1/2032(a)(c) 50,000 45,879
6.11%, 9/11/2034(a)(c) 400,000 432,418
5.55%, 3/19/2035(a)(c) 545,000 567,779
JPMorgan Chase & Co.
2.95%, 10/1/2026(a) 150,000 148,659
3.78%, 2/1/2028(c) 3,000 2,987
2.95%, 2/24/2028(c) 550,000 541,809
4.32%, 4/26/2028(a)(c) 1,352,000 1,356,339
3.54%, 5/1/2028(c) 535,000 530,308
2.18%, 6/1/2028(c) 765,000 742,821
4.98%, 7/22/2028(c) 500,000 507,200
4.85%, 7/25/2028(c) 1,168,000 1,182,851
4.51%, 10/22/2028(a)(c) 250,000 251,933
3.51%, 1/23/2029(c) 700,000 690,884
4.92%, 1/24/2029(c) 250,000 254,440
4.01%, 4/23/2029(a)(c) 350,000 348,960
2.07%, 6/1/2029(a)(c) 500,000 475,330
4.20%, 7/23/2029(c) 1,150,000 1,151,558
5.30%, 7/24/2029(a)(c) 1,150,000 1,183,997
6.09%, 10/23/2029(a)(c) 1,500,000 1,580,856
4.45%, 12/5/2029(c) 2,360,000 2,379,869
5.00%, 7/22/2030(c) 400,000 410,382
8.75%, 9/1/2030 150,000 177,831
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Banks - 23.6% (continued)
JPMorgan Chase & Co. (continued)
4.49%, 3/24/2031(a)(c) $ 100,000 $ 100,978
2.52%, 4/22/2031(c) 100,000 92,944
2.96%, 5/13/2031(c) 653,000 613,963
1.95%, 2/4/2032(c) 300,000 265,768
5.72%, 9/14/2033(a)(c) 825,000 876,241
5.77%, 4/22/2035(c) 100,000 106,648
5.29%, 7/22/2035(c) 300,000 310,220
5.50%, 1/24/2036(c) 100,000 104,939
5.58%, 7/23/2036(c) 650,000 673,962
KeyBank NA
5.85%, 11/15/2027(a) 550,000 566,071
3.90%, 4/13/2029(a) 400,000 392,068
4.90%, 8/8/2032 450,000 445,679
5.00%, 1/26/2033 300,000 302,081
KeyCorp
2.25%, 4/6/2027 403,000 391,876
4.10%, 4/30/2028 100,000 99,737
5.12%, 4/4/2031(a)(c) 600,000 614,774
4.79%, 6/1/2033(c) 500,000 497,763
6.40%, 3/6/2035(a)(c) 450,000 487,778
Lloyds Banking Group plc
3.75%, 3/18/2028(c) 300,000 298,128
4.55%, 8/16/2028 200,000 201,972
3.57%, 11/7/2028(c) 350,000 345,572
M&T Bank Corp.
4.55%, 8/16/2028(a)(c) 471,000 472,721
4.83%, 1/16/2029(a)(c) 250,000 253,066
7.41%, 10/30/2029(a)(c) 450,000 487,155
5.18%, 7/8/2031(a)(c) 280,000 286,099
6.08%, 3/13/2032(c) 245,000 259,160
5.05%, 1/27/2034(c) 650,000 651,729
5.39%, 1/16/2036(a)(c) 500,000 506,458
Manufacturers & Traders Trust Co.
3.40%, 8/17/2027(a) 353,000 347,812
4.70%, 1/27/2028(a) 402,000 406,828
Mitsubishi UFJ Financial Group, Inc.
3.96%, 3/2/2028(a) 150,000 149,864
3.74%, 3/7/2029(a) 100,000 98,882
3.20%, 7/18/2029 100,000 96,461
5.26%, 4/17/2030(a)(c) 175,000 180,774
2.31%, 7/20/2032(a)(c) 200,000 178,018
2.49%, 10/13/2032(c) 200,000 178,830
5.62%, 4/24/2036(c) 300,000 315,626
Mizuho Financial Group, Inc.
5.67%, 5/27/2029(c) 375,000 388,663
5.78%, 7/6/2029(c) 300,000 312,067
4.25%, 9/11/2029(c) 50,000 50,040
2.17%, 5/22/2032(c) 50,000 44,255
5.42%, 5/13/2036(a)(c) 250,000 259,351
Morgan Stanley Bank NA
4.95%, 1/14/2028(c) 50,000 50,442
National Bank of Canada
5.60%, 12/18/2028 90,000 93,820
4.50%, 10/10/2029 100,000 100,933

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 240
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Banks - 23.6% (continued)
NatWest Group plc
5.58%, 3/1/2028(c) $ 400,000 $ 407,033
3.07%, 5/22/2028(c) 525,000 516,369
5.52%, 9/30/2028(a)(c) 550,000 563,141
4.89%, 5/18/2029(c) 400,000 406,067
5.81%, 9/13/2029(c) 550,000 572,483
5.08%, 1/27/2030(a)(c) 243,000 248,425
4.45%, 5/8/2030(c) 435,000 435,781
6.48%, 6/1/2034(a)(c) 600,000 629,245
3.03%, 11/28/2035(c) 400,000 365,750
PNC Bank NA
4.05%, 7/26/2028 250,000 249,533
PNC Financial Services Group, Inc. (The)
6.62%, 10/20/2027(c) 50,000 51,126
3.45%, 4/23/2029(a) 250,000 245,284
5.49%, 5/14/2030(a)(c) 100,000 103,995
2.31%, 4/23/2032(c) 200,000 178,835
4.81%, 10/21/2032(a)(c) 100,000 101,457
4.63%, 6/6/2033(c) 50,000 49,536
6.04%, 10/28/2033(a)(c) 100,000 107,807
6.88%, 10/20/2034(c) 400,000 452,959
5.68%, 1/22/2035(c) 150,000 158,303
5.40%, 7/23/2035(a)(c) 50,000 51,761
5.58%, 1/29/2036(c) 250,000 261,259
Regions Financial Corp.
5.72%, 6/6/2030(a)(c) 500,000 519,691
5.50%, 9/6/2035(a)(c) 350,000 358,496
Royal Bank of Canada
1.40%, 11/2/2026(a) 100,000 97,529
4.88%, 1/19/2027(a) 220,000 222,382
5.20%, 8/1/2028 50,000 51,521
4.52%, 10/18/2028(c) 105,000 105,925
4.97%, 1/24/2029(a)(c) 50,000 50,838
4.50%, 8/6/2029(a)(c) 450,000 453,554
4.97%, 8/2/2030(a)(c) 300,000 306,960
4.65%, 10/18/2030(a)(c) 600,000 607,326
5.15%, 2/4/2031(a)(c) 500,000 514,868
4.70%, 8/6/2031(a)(c) 1,000,000 1,012,632
2.30%, 11/3/2031(a) 80,000 71,681
3.88%, 5/4/2032 55,000 53,572
5.00%, 2/1/2033(a) 100,000 103,051
5.15%, 2/1/2034(a) 50,000 52,149
7.50%, 5/2/2084(c) 900,000 956,022
6.35%, 11/24/2084(c) 750,000 740,823
6.75%, 8/24/2085(c) 550,000 571,628
Santander Holdings USA, Inc.
2.49%, 1/6/2028(a)(c) 850,000 829,994
6.50%, 3/9/2029(c) 645,000 671,186
6.57%, 6/12/2029(c) 150,000 156,703
6.17%, 1/9/2030(a)(c) 400,000 415,629
5.35%, 9/6/2030(a)(c) 700,000 712,982
5.74%, 3/20/2031(c) 200,000 206,459
7.66%, 11/9/2031(c) 250,000 279,193
6.34%, 5/31/2035(a)(c) 400,000 425,170
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Banks - 23.6% (continued)
Santander UK Group Holdings plc
2.47%, 1/11/2028(c) $ 25,000 $ 24,462
3.82%, 11/3/2028(a)(c) 300,000 297,007
6.53%, 1/10/2029(c) 700,000 731,604
4.32%, 9/22/2029(c) 600,000 598,786
5.69%, 4/15/2031(c) 200,000 208,352
Sumitomo Mitsui Financial Group, Inc.
3.36%, 7/12/2027(a) 200,000 198,092
5.72%, 9/14/2028(a) 50,000 52,138
3.04%, 7/16/2029(a) 150,000 143,846
5.71%, 1/13/2030(a) 200,000 210,860
2.14%, 9/23/2030(a) 50,000 44,943
5.42%, 7/9/2031 400,000 419,434
5.81%, 9/14/2033(a) 50,000 53,692
Synovus Bank
5.63%, 2/15/2028 350,000 357,229
Synovus Financial Corp.
6.17%, 11/1/2030(a)(c) 250,000 258,599
Toronto-Dominion Bank (The)
1.95%, 1/12/2027 200,000 195,386
5.16%, 1/10/2028(a) 50,000 51,108
2.00%, 9/10/2031(a) 175,000 156,103
8.13%, 10/31/2082(c) 1,055,000 1,114,231
7.25%, 7/31/2084(c) 400,000 422,559
6.35%, 10/31/2085(c) 200,000 202,313
Truist Bank
3.80%, 10/30/2026(a) 360,000 358,822
2.25%, 3/11/2030(a) 750,000 685,460
Truist Financial Corp.
4.12%, 6/6/2028(c) 350,000 349,933
4.87%, 1/26/2029(a)(c) 825,000 836,277
1.89%, 6/7/2029(c) 50,000 47,138
7.16%, 10/30/2029(c) 775,000 837,667
5.44%, 1/24/2030(a)(c) 50,000 51,672
5.07%, 5/20/2031(a)(c) 100,000 102,358
4.92%, 7/28/2033(c) 50,000 49,847
6.12%, 10/28/2033(a)(c) 400,000 429,945
5.12%, 1/26/2034(c) 650,000 658,408
5.87%, 6/8/2034(c) 1,194,000 1,264,070
5.71%, 1/24/2035(a)(c) 1,250,000 1,310,155
4.96%, 10/23/2036(a)(c) 3,025,000 2,978,999
US Bancorp
Series X, 3.15%, 4/27/2027 75,000 74,107
6.79%, 10/26/2027(c) 50,000 51,239
4.55%, 7/22/2028(c) 300,000 301,993
4.65%, 2/1/2029(c) 100,000 101,006
5.78%, 6/12/2029(c) 350,000 363,518
1.38%, 7/22/2030 55,000 48,390
2.68%, 1/27/2033(a)(c) 50,000 44,832
4.97%, 7/22/2033(a)(c) 251,000 251,657
5.84%, 6/12/2034(c) 100,000 106,635
5.68%, 1/23/2035(c) 250,000 263,539
Wachovia Corp.
5.50%, 8/1/2035 1,380,000 1,423,338

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)
241 FLEXSHARES ANNUAL REPORT
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Banks - 23.6% (continued)
Webster Financial Corp.
4.10%, 3/25/2029 $ 115,000 $ 112,828
Wells Fargo & Co.
4.30%, 7/22/2027 200,000 200,534
Series W, 4.90%,
1/24/2028(c) 50,000 50,416
3.53%, 3/24/2028(c) 305,000 302,439
3.58%, 5/22/2028(c) 500,000 495,702
2.39%, 6/2/2028(c) 475,000 462,192
4.81%, 7/25/2028(c) 600,000 606,678
4.15%, 1/24/2029(a) 150,000 150,073
4.97%, 4/23/2029(c) 500,000 509,099
5.57%, 7/25/2029(c) 50,000 51,751
6.30%, 10/23/2029(c) 500,000 528,919
Series B, 7.95%, 11/15/2029 50,000 56,089
5.20%, 1/23/2030(a)(c) 300,000 308,683
2.88%, 10/30/2030(c) 50,000 47,407
4.90%, 7/25/2033(c) 250,000 253,775
6.49%, 10/23/2034(c) 100,000 111,040
5.21%, 12/3/2035(c) 1,000,000 1,022,744
Westpac Banking Corp.
4.60%, 10/20/2026 50,000 50,310
3.35%, 3/8/2027(a) 75,000 74,507
3.40%, 1/25/2028(a) 75,000 74,228
5.54%, 11/17/2028 50,000 52,294
5.05%, 4/16/2029(a) 25,000 25,842
4.32%, 11/23/2031(c) 454,000 453,023
6.82%, 11/17/2033(a) 400,000 449,324
5.62%, 11/20/2035(c) 100,000 103,427
3.02%, 11/18/2036(c) 550,000 492,734
Wintrust Financial Corp.
4.85%, 6/6/2029 150,000 148,298
Zions Bancorp NA
3.25%, 10/29/2029 252,000 234,773
6.82%, 11/19/2035(c) 250,000 265,382
151,012,641
Beverages - 0 .4%
Coca-Cola Co. (The)
3.45%, 3/25/2030(a) 218,000 212,871
1.65%, 6/1/2030(a) 700,000 631,578
5.00%, 5/13/2034(a) 200,000 208,699
Coca-Cola Consolidated, Inc.
5.25%, 6/1/2029 155,000 160,512
Constellation Brands, Inc.
4.35%, 5/9/2027(a) 50,000 50,149
3.60%, 2/15/2028 50,000 49,402
3.15%, 8/1/2029(a) 202,000 194,231
2.88%, 5/1/2030(a) 50,000 46,786
4.75%, 5/9/2032(a) 150,000 151,087
Keurig Dr Pepper, Inc.
3.43%, 6/15/2027(a) 50,000 49,413
Pepsico Singapore Financing I Pte. Ltd.
4.55%, 2/16/2029(a) 100,000 101,698
4.70%, 2/16/2034 50,000 50,189
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Beverages - 0.4% (continued)
PepsiCo, Inc.
2.63%, 7/29/2029 $ 50,000 $ 47,622
2.75%, 3/19/2030(a) 255,000 241,408
1.63%, 5/1/2030(a) 300,000 270,548
2,466,193
Biotechnology - 0 .4%
AbbVie, Inc.
3.20%, 11/21/2029 500,000 482,979
5.05%, 3/15/2034(a) 350,000 360,055
Biogen, Inc.
2.25%, 5/1/2030 200,000 182,962
Gilead Sciences, Inc.
2.95%, 3/1/2027 250,000 246,997
4.80%, 11/15/2029(a) 400,000 410,541
5.25%, 10/15/2033 250,000 262,693
Regeneron Pharmaceuticals, Inc.
1.75%, 9/15/2030(a) 815,000 722,949
2,669,176
Broadline Retail - 0 .2%
eBay, Inc.
3.60%, 6/5/2027 250,000 248,274
5.95%, 11/22/2027 100,000 103,648
2.70%, 3/11/2030(a) 750,000 702,215
2.60%, 5/10/2031 150,000 136,704
6.30%, 11/22/2032(a) 300,000 329,527
1,520,368
Building Products - 0 .8%
Allegion plc
3.50%, 10/1/2029 152,000 147,123
Amrize Finance US LLC
4.95%, 4/7/2030(a)(d) 200,000 204,743
5.40%, 4/7/2035(d) 350,000 361,423
Carlisle Cos., Inc.
3.75%, 12/1/2027 350,000 347,427
2.75%, 3/1/2030(a) 275,000 258,247
2.20%, 3/1/2032(a) 300,000 260,027
Carrier Global Corp.
2.49%, 2/15/2027(a) 150,000 147,012
2.72%, 2/15/2030 300,000 281,490
Johnson Controls International plc
5.50%, 4/19/2029 200,000 207,928
Lennox International, Inc.
5.50%, 9/15/2028 400,000 413,178
Masco Corp.
3.50%, 11/15/2027 150,000 147,867
1.50%, 2/15/2028 351,000 330,003
2.00%, 10/1/2030 300,000 268,773
2.00%, 2/15/2031(a) 450,000 395,512
Trane Technologies Financing Ltd.
3.80%, 3/21/2029 712,000 704,718
5.25%, 3/3/2033 130,000 135,266
5.10%, 6/13/2034 340,000 349,450
Trane Technologies Holdco, Inc.
3.75%, 8/21/2028(a) 350,000 347,808
5,307,995

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 242
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Capital Markets - 6 .3%
Ameriprise Financial, Inc.
5.70%, 12/15/2028(a) $ 450,000 $ 470,618
5.15%, 5/15/2033(a) 175,000 181,694
5.20%, 4/15/2035(a) 250,000 255,573
Apollo Debt Solutions BDC
6.90%, 4/13/2029 375,000 392,658
5.88%, 8/30/2030(a)(d) 100,000 101,139
6.70%, 7/29/2031(a) 550,000 578,934
6.55%, 3/15/2032(a)(d) 400,000 415,421
Ares Capital Corp.
7.00%, 1/15/2027 5,000 5,135
5.80%, 3/8/2032 200,000 202,269
Bain Capital Specialty Finance, Inc.
2.55%, 10/13/2026 227,000 222,628
5.95%, 3/15/2030(a) 200,000 199,339
Bank of New York Mellon Corp. (The)
3.30%, 8/23/2029 150,000 145,429
6.32%, 10/25/2029(c) 200,000 212,644
4.29%, 6/13/2033(c) 50,000 49,401
Series J, 4.97%, 4/26/2034(c) 100,000 102,056
Blackstone Private Credit Fund
2.63%, 12/15/2026(a) 702,000 686,661
3.25%, 3/15/2027(a) 650,000 637,771
7.30%, 11/27/2028(a) 200,000 212,636
4.00%, 1/15/2029 475,000 461,510
5.95%, 7/16/2029(a) 300,000 306,657
5.25%, 4/1/2030 250,000 248,953
6.25%, 1/25/2031 365,000 378,529
6.00%, 1/29/2032(a) 750,000 767,670
6.00%, 11/22/2034(a) 350,000 354,965
Blackstone Reg Finance Co. LLC
5.00%, 12/6/2034 450,000 451,996
Blackstone Secured Lending Fund
2.13%, 2/15/2027(a) 352,000 340,393
5.88%, 11/15/2027(a) 150,000 153,059
5.35%, 4/13/2028(a) 850,000 859,155
2.85%, 9/30/2028(a) 350,000 330,360
Blue Owl Capital Corp.
2.63%, 1/15/2027 50,000 48,692
2.88%, 6/11/2028 450,000 424,935
5.95%, 3/15/2029 50,000 50,661
Blue Owl Credit Income Corp.
7.75%, 9/16/2027(a) 300,000 313,686
5.80%, 3/15/2030 200,000 201,076
6.65%, 3/15/2031 300,000 311,464
Blue Owl Technology Finance Corp.
2.50%, 1/15/2027 155,000 150,098
6.10%, 3/15/2028(a)(d) 500,000 503,862
6.75%, 4/4/2029(a) 250,000 255,587
Brookfield Asset Management Ltd.
5.80%, 4/24/2035 250,000 261,531
Brookfield Finance I UK plc
2.34%, 1/30/2032 25,000 21,805
Brookfield Finance, Inc.
4.85%, 3/29/2029(a) 50,000 50,874
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Capital Markets - 6.3% (continued)
Brookfield Finance, Inc. (continued)
4.35%, 4/15/2030(a) $ 100,000 $ 100,198
6.35%, 1/5/2034 670,000 729,534
Carlyle Secured Lending, Inc.
6.75%, 2/18/2030 200,000 205,466
Cboe Global Markets, Inc.
3.65%, 1/12/2027(a) 151,000 150,389
1.63%, 12/15/2030 101,000 88,829
3.00%, 3/16/2032 100,000 92,490
Charles Schwab Corp. (The)
2.00%, 3/20/2028 1,100,000 1,052,682
5.64%, 5/19/2029(a)(c) 500,000 518,738
5.85%, 5/19/2034(a)(c) 250,000 267,439
6.14%, 8/24/2034(c) 300,000 326,830
CI Financial Corp.
3.20%, 12/17/2030(a) 450,000 405,301
CME Group, Inc.
3.75%, 6/15/2028(a) 100,000 99,756
4.40%, 3/15/2030 250,000 252,991
2.65%, 3/15/2032(a) 200,000 182,534
Deutsche Bank AG
6.72%, 1/18/2029(c) 100,000 104,826
6.82%, 11/20/2029(a)(c) 200,000 213,566
5.88%, 7/8/2031(c) 200,000 207,619
3.55%, 9/18/2031(c) 250,000 237,358
3.73%, 1/14/2032(a)(c) 650,000 612,371
4.88%, 12/1/2032(a)(c) 453,000 453,600
3.74%, 1/7/2033(c) 650,000 599,904
7.08%, 2/10/2034(a)(c) 800,000 876,947
FactSet Research Systems, Inc.
2.90%, 3/1/2027 200,000 196,542
3.45%, 3/1/2032 250,000 230,861
Franklin Resources, Inc.
1.60%, 10/30/2030(a) 50,000 43,856
Goldman Sachs Group, Inc. (The)
5.95%, 1/15/2027(a) 50,000 51,107
3.85%, 1/26/2027 25,000 24,922
3.81%, 4/23/2029(c) 20,000 19,807
2.60%, 2/7/2030(a) 100,000 93,665
3.80%, 3/15/2030(a) 120,000 118,004
5.73%, 4/25/2030(c) 300,000 313,493
5.05%, 7/23/2030(c) 70,000 71,629
5.21%, 1/28/2031(a)(c) 100,000 103,191
1.99%, 1/27/2032(c) 470,000 415,609
2.62%, 4/22/2032(c) 150,000 136,129
2.38%, 7/21/2032(a)(c) 243,000 216,544
2.65%, 10/21/2032(a)(c) 200,000 179,908
6.13%, 2/15/2033 50,000 54,846
3.10%, 2/24/2033(c) 400,000 366,997
6.56%, 10/24/2034(a)(c) 50,000 55,860
5.85%, 4/25/2035(c) 150,000 159,900
5.33%, 7/23/2035(c) 200,000 205,969
5.02%, 10/23/2035(a)(c) 350,000 352,373
HPS Corporate Lending Fund
5.30%, 6/5/2027(d) 100,000 100,363

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)
243 FLEXSHARES ANNUAL REPORT
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Capital Markets - 6.3% (continued)
HPS Corporate Lending Fund (continued)
5.45%, 1/14/2028 $ 500,000 $ 503,842
4.90%, 9/11/2028(d) 450,000 446,716
5.85%, 6/5/2030(d) 280,000 282,733
5.95%, 4/14/2032 250,000 251,229
Janus Henderson US Holdings, Inc.
5.45%, 9/10/2034 150,000 151,506
Jefferies Financial Group, Inc.
6.20%, 4/14/2034(a) 250,000 262,362
Lazard Group LLC
4.38%, 3/11/2029 50,000 49,943
LPL Holdings, Inc.
5.70%, 5/20/2027 400,000 407,557
5.20%, 3/15/2030(a) 150,000 153,225
6.00%, 5/20/2034(a) 250,000 261,574
Main Street Capital Corp.
6.95%, 3/1/2029 200,000 208,456
Moody's Corp.
3.25%, 1/15/2028 240,000 235,901
4.25%, 2/1/2029(a) 202,000 202,674
2.00%, 8/19/2031(a) 353,000 311,113
4.25%, 8/8/2032 225,000 221,747
5.00%, 8/5/2034(a) 200,000 204,170
Morgan Stanley
+ 0.00%), 3.59%,
7/22/2028(e) 650,000 643,177
3.62%, 4/1/2031(a)(c) 100,000 97,120
7.25%, 4/1/2032 1,670,000 1,931,882
5.25%, 4/21/2034(c) 182,000 187,838
5.42%, 7/21/2034(a)(c) 150,000 156,493
5.47%, 1/18/2035(c) 300,000 312,019
5.83%, 4/19/2035(c) 150,000 159,935
2.48%, 9/16/2036(a)(c) 200,000 174,568
Morgan Stanley Direct Lending Fund
6.00%, 5/19/2030 250,000 255,744
Nasdaq, Inc.
5.35%, 6/28/2028 45,000 46,427
5.55%, 2/15/2034(a) 627,000 657,756
Nomura Holdings, Inc.
5.61%, 7/6/2029 740,000 770,126
2.68%, 7/16/2030(a) 250,000 230,358
5.78%, 7/3/2034(a) 175,000 185,537
Nuveen Churchill Direct Lending Corp.
6.65%, 3/15/2030 50,000 51,377
Oaktree Specialty Lending Corp.
6.34%, 2/27/2030 150,000 150,659
Oaktree Strategic Credit Fund
8.40%, 11/14/2028 100,000 107,805
6.50%, 7/23/2029 150,000 154,213
S&P Global, Inc.
2.95%, 1/22/2027(a) 650,000 642,309
2.45%, 3/1/2027 900,000 882,290
4.75%, 8/1/2028 100,000 101,971
2.70%, 3/1/2029(a) 677,000 648,095
4.25%, 5/1/2029(a) 1,000,000 1,004,388
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Capital Markets - 6.3% (continued)
S&P Global, Inc. (continued)
2.50%, 12/1/2029(a) $ 250,000 $ 234,919
1.25%, 8/15/2030(a) 200,000 174,824
2.90%, 3/1/2032(a) 925,000 850,399
5.25%, 9/15/2033(a) 400,000 420,064
State Street Corp.
5.82%, 11/4/2028(c) 50,000 51,678
4.53%, 2/20/2029(a)(c) 150,000 151,413
2.40%, 1/24/2030(a) 75,000 70,449
2.20%, 3/3/2031 50,000 44,754
4.42%, 5/13/2033(a)(c) 150,000 149,641
5.16%, 5/18/2034(a)(c) 300,000 310,436
6.12%, 11/21/2034(c) 50,000 54,181
Stifel Financial Corp.
4.00%, 5/15/2030(a) 246,000 240,796
UBS AG
7.50%, 2/15/2028 250,000 269,641
40,340,497
Chemicals - 1 .1%
CF Industries, Inc.
5.15%, 3/15/2034(a) 450,000 453,225
Ecolab, Inc.
1.65%, 2/1/2027 250,000 243,115
4.30%, 6/15/2028(a) 1,050,000 1,057,369
4.80%, 3/24/2030(a) 150,000 153,825
EIDP, Inc.
2.30%, 7/15/2030 100,000 92,275
5.13%, 5/15/2032 250,000 256,345
4.80%, 5/15/2033(a) 300,000 300,778
Lubrizol Corp. (The)
6.50%, 10/1/2034 150,000 169,620
LYB International Finance III LLC
5.50%, 3/1/2034(a) 200,000 199,878
NewMarket Corp.
2.70%, 3/18/2031 400,000 363,945
Nutrien Ltd.
5.20%, 6/21/2027 630,000 640,229
PPG Industries, Inc.
3.75%, 3/15/2028(a) 200,000 198,616
RPM International, Inc.
3.75%, 3/15/2027 100,000 99,197
4.55%, 3/1/2029(a) 150,000 151,136
2.95%, 1/15/2032(a) 100,000 90,571
Sherwin-Williams Co. (The)
3.45%, 6/1/2027(a) 325,000 321,954
4.30%, 8/15/2028 900,000 904,193
2.95%, 8/15/2029(a) 701,000 669,177
2.30%, 5/15/2030(a) 350,000 321,403
4.80%, 9/1/2031 250,000 255,095
2.20%, 3/15/2032 150,000 131,195
7,073,141
Commercial Services & Supplies - 0 .7%
Cintas Corp. No. 2
3.70%, 4/1/2027 650,000 647,543
4.00%, 5/1/2032(a) 415,000 407,583

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 244
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Commercial Services & Supplies - 0.7% (continued)
RELX Capital, Inc.
4.00%, 3/18/2029 $ 852,000 $ 847,802
3.00%, 5/22/2030 352,000 333,661
4.75%, 5/20/2032(a) 200,000 203,974
5.25%, 3/27/2035 400,000 413,961
Republic Services, Inc.
3.38%, 11/15/2027 50,000 49,455
3.95%, 5/15/2028 51,000 50,953
4.88%, 4/1/2029 350,000 358,576
5.00%, 11/15/2029 50,000 51,756
2.30%, 3/1/2030(a) 250,000 231,547
1.45%, 2/15/2031 2,000 1,738
5.00%, 4/1/2034 20,000 20,551
Rollins, Inc.
5.25%, 2/24/2035(a) 200,000 203,385
Veralto Corp.
5.35%, 9/18/2028(a) 275,000 284,158
5.45%, 9/18/2033(a) 300,000 314,253
Waste Connections, Inc.
2.60%, 2/1/2030 150,000 141,100
5.00%, 3/1/2034 150,000 153,182
4,715,178
Communications Equipment - 1 .2%
Cisco Systems, Inc.
4.85%, 2/26/2029(a) 100,000 102,487
4.75%, 2/24/2030(a) 450,000 461,202
4.95%, 2/26/2031 1,100,000 1,137,179
4.95%, 2/24/2032 500,000 515,992
5.05%, 2/26/2034 425,000 438,127
5.10%, 2/24/2035 270,000 277,814
Motorola Solutions, Inc.
4.60%, 2/23/2028 401,000 404,799
5.00%, 4/15/2029 300,000 307,275
4.60%, 5/23/2029(a) 428,000 432,734
4.85%, 8/15/2030(a) 100,000 101,905
2.30%, 11/15/2030 402,000 363,496
2.75%, 5/24/2031(a) 650,000 596,005
5.60%, 6/1/2032(a) 1,330,000 1,399,132
5.40%, 4/15/2034(a) 550,000 569,548
5.55%, 8/15/2035 500,000 520,629
Nokia OYJ
4.38%, 6/12/2027 225,000 224,542
7,852,866
Construction & Engineering - 0 .1%
MasTec, Inc.
5.90%, 6/15/2029 100,000 104,522
Quanta Services, Inc.
4.75%, 8/9/2027(a) 150,000 151,749
4.50%, 1/15/2031 150,000 150,272
5.10%, 8/9/2035 500,000 504,591
911,134
Construction Materials - 0 .3%
Martin Marietta Materials, Inc.
3.45%, 6/1/2027 1,000,000 990,918
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Construction Materials - 0.3% (continued)
Martin Marietta Materials, Inc. (continued)
Series CB, 2.50%,
3/15/2030(a) $ 110,000 $ 102,436
2.40%, 7/15/2031(a) 53,000 47,595
5.15%, 12/1/2034(a) 50,000 51,144
Vulcan Materials Co.
3.50%, 6/1/2030(a) 175,000 169,169
5.35%, 12/1/2034(a) 340,000 351,585
1,712,847
Consumer Finance - 1 .4%
AerCap Ireland Capital DAC
2.45%, 10/29/2026 700,000 689,212
3.00%, 10/29/2028(a) 150,000 144,836
6.15%, 9/30/2030(a) 230,000 246,179
4.95%, 9/10/2034 150,000 149,328
6.95%, 3/10/2055(a)(c) 550,000 578,176
American Express Co.
2.55%, 3/4/2027 20,000 19,643
5.10%, 2/16/2028(a)(c) 400,000 404,973
4.73%, 4/25/2029(a)(c) 50,000 50,760
5.28%, 7/27/2029(a)(c) 200,000 206,068
5.53%, 4/25/2030(c) 25,000 26,092
5.09%, 1/30/2031(c) 250,000 257,620
5.02%, 4/25/2031(a)(c) 150,000 154,268
6.49%, 10/30/2031(c) 100,000 109,362
4.99%, 5/26/2033(a)(c) 428,000 437,502
5.63%, 7/28/2034(a)(c) 285,000 299,159
5.92%, 4/25/2035(a)(c) 250,000 267,521
Capital One Financial Corp.
5.25%, 7/26/2030(a)(c) 50,000 51,375
7.62%, 10/30/2031(c) 300,000 338,344
5.27%, 5/10/2033(c) 1,230,000 1,255,855
6.38%, 6/8/2034(a)(c) 150,000 162,349
5.88%, 7/26/2035(c) 100,000 104,714
6.18%, 1/30/2036(a)(c) 250,000 260,540
Caterpillar Financial Services Corp.
5.00%, 5/14/2027 40,000 40,670
Ford Motor Credit Co. LLC
7.35%, 11/4/2027 200,000 208,860
7.20%, 6/10/2030 100,000 107,031
Synchrony Financial
3.95%, 12/1/2027 705,000 698,989
5.15%, 3/19/2029(a) 662,000 672,170
5.94%, 8/2/2030(a)(c) 50,000 51,723
5.45%, 3/6/2031(a)(c) 500,000 508,613
2.88%, 10/28/2031 475,000 421,735
8,923,667
Consumer Staples Distribution & Retail - 1 .1%
Costco Wholesale Corp.
1.38%, 6/20/2027(a) 475,000 457,395
1.60%, 4/20/2030 900,000 813,557
1.75%, 4/20/2032(a) 570,000 493,110
Dollar Tree, Inc.
4.20%, 5/15/2028 300,000 298,826

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)
245 FLEXSHARES ANNUAL REPORT
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Consumer Staples Distribution & Retail - 1.1% (continued)
Kroger Co. (The)
2.65%, 10/15/2026 $ 50,000 $ 49,329
Series B, 7.70%, 6/1/2029 100,000 111,036
8.00%, 9/15/2029 50,000 56,155
7.50%, 4/1/2031 50,000 57,239
5.00%, 9/15/2034(a) 150,000 151,228
Sysco Corp.
3.25%, 7/15/2027 30,000 29,618
5.75%, 1/17/2029(a) 450,000 470,886
2.40%, 2/15/2030(a) 220,000 203,959
5.95%, 4/1/2030(a) 645,000 684,154
2.45%, 12/14/2031 100,000 89,194
6.00%, 1/17/2034(a) 375,000 406,424
5.40%, 3/23/2035(a) 350,000 362,088
5.38%, 9/21/2035 1,300,000 1,339,400
Walmart, Inc.
4.10%, 4/15/2033(a) 250,000 248,843
4.90%, 4/28/2035 500,000 514,154
6,836,595
Containers & Packaging - 0 .4%
AptarGroup, Inc.
3.60%, 3/15/2032(a) 195,000 181,687
Avery Dennison Corp.
4.88%, 12/6/2028 406,000 413,108
2.65%, 4/30/2030 100,000 93,271
2.25%, 2/15/2032 100,000 86,873
5.75%, 3/15/2033(a) 300,000 317,664
Packaging Corp. of America
3.40%, 12/15/2027 950,000 938,113
3.00%, 12/15/2029(a) 278,000 265,827
5.70%, 12/1/2033(a) 350,000 370,302
2,666,845
Distributors - 0 .1%
Genuine Parts Co.
6.50%, 11/1/2028 50,000 52,682
4.95%, 8/15/2029 50,000 50,568
2.75%, 2/1/2032(a) 25,000 21,985
LKQ Corp.
5.75%, 6/15/2028(a) 550,000 568,206
6.25%, 6/15/2033(a) 50,000 53,335
746,776
Diversified REITs - 1 .5%
American Assets Trust LP
REIT, 6.15%, 10/1/2034 250,000 254,422
Broadstone Net Lease LLC
REIT, 2.60%, 9/15/2031(a) 250,000 219,905
GLP Capital LP
REIT, 5.75%, 6/1/2028 400,000 411,350
REIT, 5.30%, 1/15/2029(a) 500,000 509,485
REIT, 4.00%, 1/15/2030 315,000 305,134
REIT, 4.00%, 1/15/2031(a) 700,000 669,529
REIT, 3.25%, 1/15/2032 655,000 587,916
REIT, 6.75%, 12/1/2033 250,000 270,481
REIT, 5.63%, 9/15/2034(a) 450,000 454,962
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Diversified REITs - 1.5% (continued)
Rayonier LP
REIT, 2.75%, 5/17/2031(a) $ 250,000 $ 224,920
Simon Property Group LP
REIT, 6.25%, 1/15/2034 530,000 581,892
REIT, 4.75%, 9/26/2034(a) 50,000 49,685
VICI Properties LP
REIT, 4.75%, 2/15/2028(a) 855,000 862,427
REIT, 4.75%, 4/1/2028 350,000 353,355
REIT, 4.95%, 2/15/2030(a) 503,000 508,405
REIT, 5.13%, 11/15/2031(a) 500,000 506,257
REIT, 5.13%, 5/15/2032 840,000 846,751
REIT, 5.75%, 4/1/2034(a) 300,000 310,173
REIT, 5.63%, 4/1/2035 400,000 407,990
WP Carey, Inc.
REIT, 4.25%, 10/1/2026 150,000 150,102
REIT, 2.40%, 2/1/2031 250,000 224,377
REIT, 2.45%, 2/1/2032 50,000 43,978
REIT, 2.25%, 4/1/2033 640,000 535,058
REIT, 5.38%, 6/30/2034(a) 250,000 256,706
9,545,260
Diversified Telecommunication Services - 0 .7%
Deutsche Telekom International Finance BV
8.75%, 6/15/2030(b) 300,000 353,001
Koninklijke KPN NV
8.38%, 10/1/2030 326,000 381,728
Sprint Capital Corp.
6.88%, 11/15/2028 1,160,000 1,246,270
8.75%, 3/15/2032 450,000 547,447
TELUS Corp.
3.40%, 5/13/2032 620,000 569,520
Verizon Communications, Inc.
2.10%, 3/22/2028(a) 500,000 477,676
4.33%, 9/21/2028 250,000 251,342
2.36%, 3/15/2032 200,000 174,881
4.40%, 11/1/2034 200,000 192,481
4.78%, 2/15/2035 350,000 342,939
5.25%, 4/2/2035 150,000 151,714
4,688,999
Electric Utilities - 3 .1%
AEP Texas, Inc.
5.45%, 5/15/2029(a) 2,490,000 2,584,203
Series E, 6.65%, 2/15/2033 50,000 54,970
5.70%, 5/15/2034(a) 500,000 521,739
American Electric Power Co., Inc.
5.20%, 1/15/2029(a) 800,000 825,248
5.63%, 3/1/2033(a) 400,000 421,551
6.95%, 12/15/2054(c) 300,000 328,166
7.05%, 12/15/2054(c) 700,000 734,942
3.88%, 2/15/2062(c) 91,000 88,392
Appalachian Power Co.
Series X, 3.30%, 6/1/2027(a) 50,000 49,362
5.65%, 4/1/2034(a) 200,000 209,565
Duke Energy Corp.
6.45%, 9/1/2054(a)(c) 300,000 317,182
3.25%, 1/15/2082(c) 451,000 433,906

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 246
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Electric Utilities - 3.1% (continued)
Emera US Finance LP
2.64%, 6/15/2031 $ 150,000 $ 133,816
Enel Chile SA
4.88%, 6/12/2028 425,000 431,632
Enel Finance International NV
5.00%, 9/30/2035(a)(d) 830,000 821,367
Entergy Corp.
7.13%, 12/1/2054(c) 100,000 105,061
Evergy, Inc.
6.65%, 6/1/2055(c) 100,000 102,868
Exelon Corp.
6.50%, 3/15/2055(a)(c) 250,000 262,768
FirstEnergy Corp.
Series B, 3.90%, 7/15/2027(b) 450,000 447,185
Fortis, Inc.
3.06%, 10/4/2026 700,000 692,893
Interstate Power and Light Co.
5.70%, 10/15/2033 100,000 105,631
4.95%, 9/30/2034 150,000 149,764
Kentucky Utilities Co.
5.45%, 4/15/2033 500,000 523,348
MidAmerican Energy Co.
3.10%, 5/1/2027(a) 225,000 222,502
3.65%, 4/15/2029(a) 503,000 497,775
6.75%, 12/30/2031 100,000 112,855
5.35%, 1/15/2034 200,000 208,774
Nevada Power Co.
Series CC, 3.70%,
5/1/2029(a) 702,000 690,123
Series DD, 2.40%,
5/1/2030(a) 445,000 413,487
6.25%, 5/15/2055(a)(c) 50,000 50,921
NextEra Energy Capital Holdings, Inc.
6.75%, 6/15/2054(a)(c) 50,000 54,078
4.80%, 12/1/2077(c) 61,000 59,707
5.65%, 5/1/2079(c) 97,000 97,928
3.80%, 3/15/2082(c) 110,000 107,594
OGE Energy Corp.
5.45%, 5/15/2029(a) 150,000 155,762
Ohio Power Co.
Series Q, 1.63%, 1/15/2031(a) 150,000 130,511
Series D, 6.60%, 3/1/2033 200,000 220,915
Oncor Electric Delivery Co. LLC
7.00%, 5/1/2032 50,000 56,779
4.15%, 6/1/2032(a) 150,000 146,933
PacifiCorp
5.10%, 2/15/2029(a) 400,000 410,551
3.50%, 6/15/2029 100,000 97,510
2.70%, 9/15/2030 200,000 184,891
5.30%, 2/15/2031(a) 450,000 467,291
7.70%, 11/15/2031 450,000 522,502
5.45%, 2/15/2034 990,000 1,017,750
7.38%, 9/15/2055(a)(c) 50,000 52,526
PPL Capital Funding, Inc.
4.13%, 4/15/2030 50,000 49,699
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Electric Utilities - 3.1% (continued)
PPL Capital Funding, Inc. (continued)
5.25%, 9/1/2034 $ 250,000 $ 256,317
Progress Energy, Inc.
7.75%, 3/1/2031 740,000 849,556
Public Service Co. of Oklahoma
5.25%, 1/15/2033 250,000 256,796
Southern Co. (The)
5.11%, 8/1/2027(b) 425,000 432,165
5.70%, 3/15/2034 750,000 791,572
Series 2025, 6.38%,
3/15/2055(a)(c) 700,000 748,124
Tucson Electric Power Co.
3.25%, 5/15/2032 50,000 46,313
5.20%, 9/15/2034 50,000 51,059
19,806,825
Electrical Equipment - 0 .2%
Acuity Brands Lighting, Inc.
2.15%, 12/15/2030(a) 250,000 224,229
Hubbell, Inc.
3.15%, 8/15/2027 50,000 49,152
3.50%, 2/15/2028(a) 300,000 296,264
Regal Rexnord Corp.
6.05%, 4/15/2028 50,000 51,721
Rockwell Automation, Inc.
6.70%, 1/15/2028 400,000 421,665
1,043,031
Electronic Equipment, Instruments & Components - 2 .3%
Allegion US Holding Co., Inc.
3.55%, 10/1/2027 150,000 148,254
5.41%, 7/1/2032(a) 250,000 260,478
5.60%, 5/29/2034 350,000 366,475
Amphenol Corp.
5.05%, 4/5/2027(a) 350,000 354,980
4.38%, 6/12/2028 1,050,000 1,058,790
5.05%, 4/5/2029(a) 200,000 205,875
4.35%, 6/1/2029 193,000 194,413
2.20%, 9/15/2031(a) 300,000 266,257
5.25%, 4/5/2034(a) 250,000 259,941
5.00%, 1/15/2035(a) 100,000 102,012
Arrow Electronics, Inc.
3.88%, 1/12/2028(a) 165,000 163,427
5.15%, 8/21/2029 550,000 561,549
Avnet, Inc.
6.25%, 3/15/2028 200,000 207,843
3.00%, 5/15/2031(a) 150,000 135,662
CDW LLC
2.67%, 12/1/2026(a) 454,000 445,939
4.25%, 4/1/2028(a) 402,000 399,665
3.28%, 12/1/2028 257,000 248,312
3.25%, 2/15/2029 200,000 191,609
5.10%, 3/1/2030(a) 450,000 458,903
3.57%, 12/1/2031 650,000 606,020
5.55%, 8/22/2034 250,000 256,719
Flex Ltd.
6.00%, 1/15/2028(a) 230,000 237,588

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)
247 FLEXSHARES ANNUAL REPORT
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Electronic Equipment, Instruments & Components - 2.3%
(continued)
Flex Ltd. (continued)
4.88%, 6/15/2029(a) $ 200,000 $ 202,504
4.88%, 5/12/2030(a) 262,000 265,264
Jabil, Inc.
4.25%, 5/15/2027 400,000 400,060
3.95%, 1/12/2028(a) 280,000 278,689
3.60%, 1/15/2030(a) 450,000 434,885
3.00%, 1/15/2031(a) 250,000 231,006
Keysight Technologies, Inc.
4.60%, 4/6/2027 600,000 602,666
3.00%, 10/30/2029(a) 350,000 333,257
5.35%, 7/30/2030 350,000 363,538
4.95%, 10/15/2034(a) 150,000 151,263
TD SYNNEX Corp.
2.38%, 8/9/2028 52,000 49,338
2.65%, 8/9/2031 270,000 240,810
6.10%, 4/12/2034 400,000 422,350
Teledyne Technologies, Inc.
2.25%, 4/1/2028(a) 257,000 245,997
2.75%, 4/1/2031(a) 600,000 553,521
Trimble, Inc.
4.90%, 6/15/2028(a) 350,000 355,627
6.10%, 3/15/2033 600,000 643,410
Tyco Electronics Group SA
3.13%, 8/15/2027(a) 350,000 345,090
4.63%, 2/1/2030 150,000 152,526
2.50%, 2/4/2032 475,000 425,992
Vontier Corp.
2.40%, 4/1/2028 252,000 239,857
2.95%, 4/1/2031(a) 475,000 431,917
14,500,278
Energy Equipment & Services - 0 .0% (f)
Baker Hughes Holdings LLC
2.06%, 12/15/2026 100,000 97,800
3.34%, 12/15/2027 150,000 147,952
Helmerich & Payne, Inc.
2.90%, 9/29/2031(a) 50,000 44,226
289,978
Entertainment - 0 .9%
Electronic Arts, Inc.
1.85%, 2/15/2031(a) 500,000 480,745
Netflix, Inc.
4.38%, 11/15/2026(a) 350,000 351,509
4.88%, 4/15/2028 915,000 933,842
5.88%, 11/15/2028(a) 1,435,000 1,509,689
6.38%, 5/15/2029(a) 450,000 483,207
4.90%, 8/15/2034(a) 600,000 616,147
Take-Two Interactive Software, Inc.
3.70%, 4/14/2027(a) 350,000 348,004
4.95%, 3/28/2028(a) 300,000 305,298
4.00%, 4/14/2032 50,000 48,203
5.60%, 6/12/2034 100,000 104,413
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Entertainment - 0.9% (continued)
Tencent Music Entertainment Group
2.00%, 9/3/2030 $ 600,000 $ 541,608
5,722,665
Financial Services - 2 .0%
Apollo Global Management, Inc.
6.38%, 11/15/2033 655,000 721,528
5.15%, 8/12/2035(a) 250,000 251,705
6.00%, 12/15/2054(c) 250,000 248,529
Block Financial LLC
2.50%, 7/15/2028 450,000 427,669
3.88%, 8/15/2030(a) 335,000 323,439
Corebridge Financial, Inc.
3.65%, 4/5/2027 50,000 49,576
6.88%, 12/15/2052(c) 525,000 537,667
Essent Group Ltd.
6.25%, 7/1/2029 250,000 261,653
Fidelity National Information Services, Inc.
1.65%, 3/1/2028(a) 50,000 47,012
2.25%, 3/1/2031(a) 350,000 311,330
Fiserv, Inc.
5.45%, 3/2/2028 300,000 305,708
5.45%, 3/15/2034(a) 50,000 50,747
Global Payments, Inc.
3.20%, 8/15/2029 50,000 47,249
5.30%, 8/15/2029 100,000 101,766
2.90%, 5/15/2030 200,000 184,551
5.40%, 8/15/2032(a) 150,000 151,785
Mastercard, Inc.
3.30%, 3/26/2027(a) 103,000 102,231
2.95%, 6/1/2029(a) 551,000 532,647
3.35%, 3/26/2030(a) 1,053,000 1,026,254
2.00%, 11/18/2031(a) 375,000 332,692
4.35%, 1/15/2032 550,000 552,970
4.85%, 3/9/2033 250,000 256,875
4.88%, 5/9/2034(a) 450,000 460,437
4.55%, 1/15/2035(a) 500,000 499,299
MGIC Investment Corp.
5.25%, 8/15/2028 950,000 949,958
National Rural Utilities Cooperative Finance
Corp.
8.00%, 3/1/2032 250,000 296,432
NMI Holdings, Inc.
6.00%, 8/15/2029 150,000 154,658
ORIX Corp.
5.00%, 9/13/2027 50,000 50,819
Radian Group, Inc.
4.88%, 3/15/2027(a) 243,000 243,700
6.20%, 5/15/2029(a) 400,000 418,000
Synchrony Bank
5.63%, 8/23/2027 404,000 412,301
Visa, Inc.
1.90%, 4/15/2027 217,000 211,241
2.75%, 9/15/2027(a) 310,000 304,326
2.05%, 4/15/2030(a) 275,000 253,529
1.10%, 2/15/2031 50,000 43,301

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 248
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Financial Services - 2.0% (continued)
Western Union Co. (The)
2.75%, 3/15/2031 $ 200,000 $ 178,947
Woodside Finance Ltd.
4.90%, 5/19/2028(a) 250,000 253,653
5.70%, 5/19/2032 250,000 259,761
5.10%, 9/12/2034(a) 450,000 446,522
6.00%, 5/19/2035 550,000 575,034
12,837,501
Food Products - 1 .5%
Flowers Foods, Inc.
3.50%, 10/1/2026 400,000 397,341
2.40%, 3/15/2031 250,000 221,689
General Mills, Inc.
4.70%, 1/30/2027 540,000 544,130
4.95%, 3/29/2033(a) 285,000 289,128
Hormel Foods Corp.
4.80%, 3/30/2027 100,000 101,084
1.80%, 6/11/2030 450,000 404,754
Ingredion, Inc.
3.20%, 10/1/2026(a) 250,000 247,845
2.90%, 6/1/2030(a) 300,000 281,182
Kellanova
3.25%, 4/1/2026 100,000 99,543
3.40%, 11/15/2027(a) 250,000 247,083
2.10%, 6/1/2030 200,000 181,991
Series B, 7.45%, 4/1/2031(a) 500,000 574,648
5.25%, 3/1/2033(a) 50,000 51,757
McCormick & Co., Inc.
4.70%, 10/15/2034 250,000 246,058
Mondelez International, Inc.
2.63%, 3/17/2027(a) 302,000 296,194
4.75%, 2/20/2029 50,000 51,012
2.75%, 4/13/2030(a) 623,000 585,076
1.50%, 2/4/2031 200,000 173,303
6.50%, 11/1/2031 150,000 166,118
3.00%, 3/17/2032(a) 550,000 503,156
4.75%, 8/28/2034(a) 100,000 99,757
5.13%, 5/6/2035(a) 250,000 255,332
Tyson Foods, Inc.
3.55%, 6/2/2027(a) 650,000 643,664
4.35%, 3/1/2029 1,540,000 1,540,979
5.70%, 3/15/2034(a) 250,000 262,950
Unilever Capital Corp.
2.90%, 5/5/2027 1,000 987
3.50%, 3/22/2028 102,000 101,245
2.13%, 9/6/2029(a) 175,000 163,712
5.90%, 11/15/2032(a) 250,000 273,539
5.00%, 12/8/2033 50,000 51,917
4.63%, 8/12/2034(a) 200,000 201,559
9,258,733
Gas Utilities - 0 .4%
Atmos Energy Corp.
2.63%, 9/15/2029 250,000 236,666
1.50%, 1/15/2031(a) 500,000 435,784
5.45%, 10/15/2032 150,000 158,509
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Gas Utilities - 0.4% (continued)
Atmos Energy Corp. (continued)
5.90%, 11/15/2033(a) $ 450,000 $ 487,200
National Fuel Gas Co.
5.50%, 10/1/2026 150,000 151,639
3.95%, 9/15/2027 150,000 149,136
5.50%, 3/15/2030(a) 550,000 568,206
2.95%, 3/1/2031 250,000 227,795
5.95%, 3/15/2035 300,000 312,984
Piedmont Natural Gas Co., Inc.
4.10%, 9/18/2034 50,000 47,014
2,774,933
Ground Transportation - 0 .3%
Burlington Northern Santa Fe LLC
7.95%, 8/15/2030 100,000 116,134
Canadian Pacific Railway Co.
1.75%, 12/2/2026 50,000 48,815
Uber Technologies, Inc.
4.30%, 1/15/2030 650,000 651,787
4.80%, 9/15/2034 1,200,000 1,200,221
2,016,957
Health Care Equipment & Supplies - 0 .9%
Boston Scientific Corp.
4.00%, 3/1/2029 50,000 49,958
2.65%, 6/1/2030 700,000 657,112
DH Europe Finance II Sarl
2.60%, 11/15/2029(a) 152,000 143,579
Edwards Lifesciences Corp.
4.30%, 6/15/2028 650,000 651,179
Medtronic Global Holdings SCA
4.50%, 3/30/2033(a) 150,000 150,139
Smith & Nephew plc
5.15%, 3/20/2027 100,000 101,200
2.03%, 10/14/2030(a) 400,000 358,269
STERIS Irish FinCo. UnLtd Co.
2.70%, 3/15/2031 400,000 365,266
Stryker Corp.
4.70%, 2/10/2028(a) 650,000 659,004
3.65%, 3/7/2028 300,000 297,971
4.85%, 12/8/2028 600,000 614,363
4.25%, 9/11/2029 50,000 50,213
4.85%, 2/10/2030(a) 50,000 51,282
1.95%, 6/15/2030(a) 467,000 422,684
4.63%, 9/11/2034(a) 675,000 671,903
5.20%, 2/10/2035(a) 600,000 618,363
Zimmer Biomet Holdings, Inc.
4.70%, 2/19/2027 50,000 50,315
3.55%, 3/20/2030 150,000 144,671
6,057,471
Health Care Providers & Services - 2 .6%
Cardinal Health, Inc.
4.70%, 11/15/2026 250,000 251,616
3.41%, 6/15/2027(a) 754,000 746,408
5.13%, 2/15/2029(a) 700,000 719,358
5.00%, 11/15/2029(a) 400,000 410,964
5.45%, 2/15/2034 475,000 494,148

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)
249 FLEXSHARES ANNUAL REPORT
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Health Care Providers & Services - 2.6% (continued)
Cardinal Health, Inc. (continued)
5.35%, 11/15/2034 $ 400,000 $ 411,756
Cencora, Inc.
3.45%, 12/15/2027(a) 861,000 850,031
4.63%, 12/15/2027 300,000 303,391
4.85%, 12/15/2029(a) 250,000 255,496
2.80%, 5/15/2030 270,000 253,624
2.70%, 3/15/2031 530,000 487,187
5.13%, 2/15/2034(a) 500,000 512,950
5.15%, 2/15/2035(a) 100,000 102,570
Centene Corp.
4.25%, 12/15/2027(a) 530,000 522,365
2.45%, 7/15/2028 125,000 116,533
4.63%, 12/15/2029 352,000 341,462
3.38%, 2/15/2030 550,000 505,954
3.00%, 10/15/2030 125,000 111,518
2.50%, 3/1/2031 160,000 137,693
Cigna Group (The)
3.40%, 3/1/2027(a) 300,000 297,363
4.38%, 10/15/2028(a) 950,000 955,960
2.38%, 3/15/2031 100,000 90,068
5.25%, 2/15/2034 50,000 51,416
CVS Health Corp.
4.30%, 3/25/2028 250,000 250,337
Elevance Health, Inc.
4.75%, 2/15/2033 100,000 100,419
HCA, Inc.
5.20%, 6/1/2028(a) 500,000 511,946
5.63%, 9/1/2028(a) 200,000 206,325
3.50%, 9/1/2030(a) 200,000 192,157
5.45%, 4/1/2031 200,000 208,159
5.50%, 6/1/2033 150,000 156,394
7.50%, 11/6/2033 50,000 57,864
5.60%, 4/1/2034 125,000 130,120
Laboratory Corp. of America Holdings
4.55%, 4/1/2032(a) 300,000 298,639
4.80%, 10/1/2034 750,000 743,394
McKesson Corp.
4.90%, 7/15/2028(a) 200,000 204,502
4.25%, 9/15/2029(a) 300,000 300,995
4.65%, 5/30/2030 50,000 50,809
4.95%, 5/30/2032(a) 500,000 512,964
5.10%, 7/15/2033 450,000 464,871
5.25%, 5/30/2035(a) 350,000 361,413
OhioHealth Corp.
2.30%, 11/15/2031 50,000 44,859
Quest Diagnostics, Inc.
6.40%, 11/30/2033 250,000 277,348
UnitedHealth Group, Inc.
3.70%, 5/15/2027 50,000 49,824
5.25%, 2/15/2028(a) 300,000 308,027
4.40%, 6/15/2028 500,000 504,923
4.80%, 1/15/2030 50,000 51,157
5.30%, 2/15/2030 50,000 52,082
2.30%, 5/15/2031 150,000 135,038
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Health Care Providers & Services - 2.6% (continued)
UnitedHealth Group, Inc. (continued)
4.50%, 4/15/2033(a) $ 400,000 $ 396,683
5.15%, 7/15/2034 500,000 513,881
5.30%, 6/15/2035(a) 50,000 51,755
Universal Health Services, Inc.
4.63%, 10/15/2029(a) 400,000 400,975
2.65%, 10/15/2030 250,000 226,890
2.65%, 1/15/2032 150,000 131,460
16,826,041
Health Care REITs - 0 .9%
Alexandria Real Estate Equities, Inc.
REIT, 2.00%, 5/18/2032 200,000 168,538
REIT, 1.88%, 2/1/2033(a) 650,000 531,207
REIT, 2.95%, 3/15/2034(a) 153,000 131,182
Healthcare Realty Holdings LP
REIT, 3.10%, 2/15/2030(a) 50,000 47,217
Healthpeak OP LLC
REIT, 3.50%, 7/15/2029 200,000 193,928
REIT, 3.00%, 1/15/2030 50,000 47,298
National Health Investors, Inc.
REIT, 3.00%, 2/1/2031(a) 300,000 270,290
Omega Healthcare Investors, Inc.
REIT, 4.50%, 4/1/2027 391,000 392,292
REIT, 4.75%, 1/15/2028(a) 441,000 443,701
REIT, 3.63%, 10/1/2029 251,000 241,215
REIT, 5.20%, 7/1/2030 250,000 253,675
REIT, 3.38%, 2/1/2031(a) 450,000 417,355
REIT, 3.25%, 4/15/2033(a) 375,000 331,008
Sabra Health Care LP
REIT, 3.90%, 10/15/2029 151,000 146,752
REIT, 3.20%, 12/1/2031 500,000 453,849
Welltower OP LLC
REIT, 3.10%, 1/15/2030(a) 360,000 344,694
REIT, 4.50%, 7/1/2030(a) 1,000,000 1,010,871
5,425,072
Health Care Technology - 0 .0% (f)
IQVIA, Inc.
6.25%, 2/1/2029 160,000 168,552
Hotel & Resort REITs - 0 .3%
Host Hotels & Resorts LP
Series H, REIT, 3.38%,
12/15/2029(a) 53,000 50,408
Series I, REIT, 3.50%,
9/15/2030(a) 250,000 235,518
Series J, REIT, 2.90%,
12/15/2031(a) 200,000 178,147
REIT, 5.70%, 6/15/2032 100,000 103,471
REIT, 5.70%, 7/1/2034 570,000 584,471
REIT, 5.50%, 4/15/2035(a) 500,000 504,832
1,656,847
Hotels, Restaurants & Leisure - 1 .5%
Choice Hotels International, Inc.
3.70%, 12/1/2029(a) 50,000 48,001
3.70%, 1/15/2031 425,000 398,571
5.85%, 8/1/2034 315,000 320,353

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 250
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Hotels, Restaurants & Leisure - 1.5% (continued)
Darden Restaurants, Inc.
3.85%, 5/1/2027 $ 550,000 $ 548,149
Hyatt Hotels Corp.
5.25%, 6/30/2029(a) 200,000 205,683
5.75%, 4/23/2030(b) 50,000 52,044
5.38%, 12/15/2031(a) 250,000 256,046
5.50%, 6/30/2034(a) 50,000 51,412
Marriott International, Inc.
5.00%, 10/15/2027(a) 388,000 394,288
Series X, 4.00%, 4/15/2028 102,000 101,747
5.55%, 10/15/2028(a) 600,000 623,610
Series AA, 4.65%, 12/1/2028 100,000 101,278
4.90%, 4/15/2029 400,000 408,374
4.88%, 5/15/2029 150,000 153,031
4.80%, 3/15/2030 50,000 50,965
Series FF, 4.63%,
6/15/2030(a) 327,000 330,576
Series HH, 2.85%, 4/15/2031 450,000 414,514
Series GG, 3.50%,
10/15/2032(a) 475,000 441,640
5.30%, 5/15/2034(a) 300,000 307,940
5.35%, 3/15/2035(a) 500,000 513,111
McDonald's Corp.
3.50%, 3/1/2027 60,000 59,571
3.50%, 7/1/2027(a) 309,000 306,546
3.80%, 4/1/2028 406,000 403,909
4.80%, 8/14/2028 150,000 152,908
5.00%, 5/17/2029 50,000 51,410
2.63%, 9/1/2029 1,045,000 991,485
2.13%, 3/1/2030 401,000 368,013
3.60%, 7/1/2030 395,000 385,656
4.60%, 9/9/2032(a) 330,000 334,816
4.95%, 8/14/2033 450,000 463,717
4.95%, 3/3/2035(a) 500,000 506,463
9,745,827
Household Durables - 0 .8%
DR Horton, Inc.
1.30%, 10/15/2026 300,000 292,334
1.40%, 10/15/2027 1,330,000 1,264,362
5.00%, 10/15/2034(a) 400,000 404,619
Lennar Corp.
5.00%, 6/15/2027 200,000 201,438
4.75%, 11/29/2027(a) 450,000 453,475
5.20%, 7/30/2030(a) 400,000 411,427
NVR, Inc.
3.00%, 5/15/2030(a) 477,000 452,334
PulteGroup, Inc.
5.00%, 1/15/2027 343,000 345,559
7.88%, 6/15/2032 100,000 116,754
6.38%, 5/15/2033(a) 250,000 273,137
Sekisui House US, Inc.
3.85%, 1/15/2030 50,000 48,288
Toll Brothers Finance Corp.
4.88%, 3/15/2027 703,000 707,162
4.35%, 2/15/2028(a) 100,000 100,300
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Household Durables - 0.8% (continued)
Toll Brothers Finance Corp. (continued)
3.80%, 11/1/2029 $ 50,000 $ 49,017
5,120,206
Household Products - 0 .8%
Church & Dwight Co., Inc.
3.15%, 8/1/2027(a) 350,000 345,446
2.30%, 12/15/2031 200,000 177,556
5.60%, 11/15/2032 300,000 318,886
Clorox Co. (The)
3.10%, 10/1/2027 150,000 147,615
4.40%, 5/1/2029 550,000 555,279
1.80%, 5/15/2030(a) 250,000 224,377
4.60%, 5/1/2032 250,000 251,894
Colgate-Palmolive Co.
4.20%, 5/1/2030(a) 200,000 201,813
3.25%, 8/15/2032(a) 200,000 188,424
4.60%, 3/1/2033 200,000 204,474
Kimberly-Clark Corp.
1.05%, 9/15/2027 150,000 142,785
3.10%, 3/26/2030 62,000 59,573
Procter & Gamble Co. (The)
2.45%, 11/3/2026 62,000 61,179
2.80%, 3/25/2027 116,000 114,489
2.85%, 8/11/2027(a) 50,000 49,253
3.00%, 3/25/2030(a) 1,564,000 1,503,127
4.55%, 1/29/2034(a) 375,000 380,977
5.50%, 2/1/2034 150,000 160,820
5,087,967
Industrial Conglomerates - 0 .1%
Honeywell International, Inc.
2.50%, 11/1/2026(a) 250,000 246,460
4.65%, 7/30/2027(a) 100,000 101,164
Pentair Finance Sarl
4.50%, 7/1/2029(a) 100,000 100,550
5.90%, 7/15/2032 200,000 211,734
659,908
Industrial REITs - 0 .0% (f)
Prologis LP
REIT, 2.13%, 4/15/2027(a) 50,000 48,727
REIT, 4.75%, 6/15/2033 100,000 101,038
REIT, 5.25%, 5/15/2035 100,000 103,001
252,766
Insurance - 5 .0%
ACE Capital Trust II
9.70%, 4/1/2030(a) 150,000 180,684
Aflac, Inc.
2.88%, 10/15/2026 150,000 148,427
3.60%, 4/1/2030(a) 102,000 99,987
Alleghany Corp.
3.63%, 5/15/2030 275,000 268,729
Allstate Corp. (The)
3.28%, 12/15/2026 650,000 644,042
5.05%, 6/24/2029(a) 150,000 154,321
5.25%, 3/30/2033(a) 50,000 51,872

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)
251 FLEXSHARES ANNUAL REPORT
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Insurance - 5.0% (continued)
American Financial Group, Inc.
5.25%, 4/2/2030 $ 125,000 $ 130,624
American International Group, Inc.
Series A-9, 5.75%,
4/1/2048(c) 200,000 203,880
American National Group, Inc.
5.75%, 10/1/2029(a) 250,000 257,991
Aon Corp.
8.21%, 1/1/2027 130,000 135,269
2.85%, 5/28/2027(a) 263,000 258,083
4.50%, 12/15/2028 170,000 171,879
3.75%, 5/2/2029(a) 375,000 370,014
2.80%, 5/15/2030 487,000 457,869
2.05%, 8/23/2031 200,000 175,924
5.00%, 9/12/2032(a) 275,000 282,152
5.35%, 2/28/2033(a) 504,000 524,892
Aon North America, Inc.
5.13%, 3/1/2027 300,000 303,680
5.15%, 3/1/2029(a) 500,000 514,380
5.30%, 3/1/2031(a) 650,000 676,410
5.45%, 3/1/2034 1,185,000 1,234,639
Arch Capital Finance LLC
4.01%, 12/15/2026 350,000 349,477
Arch Capital Group Ltd.
7.35%, 5/1/2034 150,000 175,161
Arthur J Gallagher & Co.
4.60%, 12/15/2027(a) 900,000 908,394
4.85%, 12/15/2029(a) 300,000 306,221
2.40%, 11/9/2031 250,000 222,151
5.50%, 3/2/2033(a) 150,000 156,486
6.50%, 2/15/2034(a) 300,000 332,154
5.45%, 7/15/2034 250,000 259,409
5.15%, 2/15/2035(a) 550,000 555,331
Assurant, Inc.
4.90%, 3/27/2028 250,000 252,912
3.70%, 2/22/2030 51,000 49,475
2.65%, 1/15/2032 125,000 109,919
Assured Guaranty US Holdings, Inc.
6.13%, 9/15/2028(a) 100,000 105,075
Athene Holding Ltd.
4.13%, 1/12/2028(a) 200,000 199,396
6.15%, 4/3/2030 475,000 504,164
3.50%, 1/15/2031(a) 750,000 710,201
6.65%, 2/1/2033 450,000 488,922
5.88%, 1/15/2034 500,000 519,053
6.63%, 10/15/2054(c) 250,000 248,975
AXA SA
8.60%, 12/15/2030 490,000 579,240
AXIS Specialty Finance LLC
3.90%, 7/15/2029 100,000 98,583
4.90%, 1/15/2040(c) 252,000 244,033
Berkshire Hathaway Finance Corp.
1.45%, 10/15/2030 15,000 13,280
Brown & Brown, Inc.
4.70%, 6/23/2028 150,000 151,326
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Insurance - 5.0% (continued)
Brown & Brown, Inc. (continued)
4.50%, 3/15/2029 $ 700,000 $ 700,574
2.38%, 3/15/2031(a) 502,000 447,187
4.20%, 3/17/2032 200,000 193,292
5.25%, 6/23/2032 500,000 512,112
5.65%, 6/11/2034(a) 250,000 258,819
5.55%, 6/23/2035(a) 500,000 514,623
Chubb INA Holdings LLC
5.00%, 3/15/2034 250,000 256,076
Cincinnati Financial Corp.
6.92%, 5/15/2028(a) 200,000 213,626
CNA Financial Corp.
3.45%, 8/15/2027 250,000 247,079
2.05%, 8/15/2030(a) 500,000 447,753
5.50%, 6/15/2033 150,000 155,594
F&G Annuities & Life, Inc.
7.40%, 1/13/2028(a) 385,000 403,911
6.50%, 6/4/2029(a) 545,000 569,046
6.25%, 10/4/2034(a) 300,000 304,937
Fairfax Financial Holdings Ltd.
4.85%, 4/17/2028 500,000 506,483
3.38%, 3/3/2031 400,000 375,914
5.63%, 8/16/2032 475,000 495,890
6.00%, 12/7/2033 250,000 265,977
Globe Life, Inc.
5.85%, 9/15/2034 250,000 262,536
Hanover Insurance Group, Inc. (The)
2.50%, 9/1/2030 250,000 226,397
Hartford Insurance Group, Inc. (The)
2.80%, 8/19/2029(a) 302,000 287,141
Horace Mann Educators Corp.
7.25%, 9/15/2028 100,000 107,176
Kemper Corp.
2.40%, 9/30/2030(a) 200,000 178,254
3.80%, 2/23/2032 150,000 138,631
Manulife Financial Corp.
4.06%, 2/24/2032(c) 701,000 697,066
Markel Group, Inc.
3.50%, 11/1/2027(a) 50,000 49,314
Marsh & McLennan Cos., Inc.
4.38%, 3/15/2029(a) 730,000 736,491
4.65%, 3/15/2030(a) 500,000 508,271
2.25%, 11/15/2030(a) 150,000 136,479
4.85%, 11/15/2031(a) 600,000 613,244
2.38%, 12/15/2031(a) 150,000 133,540
5.75%, 11/1/2032 250,000 268,169
5.88%, 8/1/2033 100,000 108,238
5.40%, 9/15/2033(a) 250,000 262,770
5.15%, 3/15/2034 175,000 180,678
5.00%, 3/15/2035(a) 1,300,000 1,318,837
Mercury General Corp.
4.40%, 3/15/2027(a) 50,000 49,867
Old Republic International Corp.
5.75%, 3/28/2034 150,000 156,138

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 252
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Insurance - 5.0% (continued)
Primerica, Inc.
2.80%, 11/19/2031 $ 350,000 $ 316,339
Principal Financial Group, Inc.
3.10%, 11/15/2026 250,000 247,695
Progressive Corp. (The)
2.50%, 3/15/2027(a) 250,000 245,089
3.20%, 3/26/2030 51,000 49,098
Prudential Financial, Inc.
6.00%, 9/1/2052(c) 20,000 20,817
RenaissanceRe Holdings Ltd.
3.60%, 4/15/2029 500,000 488,616
5.75%, 6/5/2033(a) 350,000 366,230
5.80%, 4/1/2035 100,000 104,732
SiriusPoint Ltd.
7.00%, 4/5/2029 200,000 211,005
Unum Group
4.00%, 6/15/2029 100,000 98,516
Willis North America, Inc.
4.65%, 6/15/2027 561,000 564,419
4.50%, 9/15/2028(a) 310,000 312,160
2.95%, 9/15/2029(a) 354,000 336,119
5.35%, 5/15/2033(a) 405,000 418,604
31,852,655
Interactive Media & Services - 0 .7%
Alphabet, Inc.
1.10%, 8/15/2030 50,000 43,857
4.50%, 5/15/2035(a) 450,000 448,761
Meta Platforms, Inc.
3.50%, 8/15/2027(a) 100,000 99,464
4.55%, 8/15/2031 100,000 101,499
3.85%, 8/15/2032(a) 1,750,000 1,687,744
4.95%, 5/15/2033(a) 944,000 969,260
4.75%, 8/15/2034(a) 1,120,000 1,125,196
4,475,781
IT Services - 0 .7%
Accenture Capital, Inc.
3.90%, 10/4/2027 300,000 300,632
4.05%, 10/4/2029 550,000 549,288
4.25%, 10/4/2031 450,000 449,205
4.50%, 10/4/2034(a) 500,000 492,996
Amdocs Ltd.
2.54%, 6/15/2030(a) 350,000 321,163
Booz Allen Hamilton, Inc.
5.95%, 8/4/2033(a) 300,000 313,549
5.95%, 4/15/2035(a) 100,000 103,571
CGI, Inc.
4.95%, 3/14/2030(d) 400,000 405,653
2.30%, 9/14/2031 245,000 216,658
Genpact Luxembourg Sarl
6.00%, 6/4/2029 25,000 26,058
IBM International Capital Pte. Ltd.
4.90%, 2/5/2034(a) 275,000 277,460
International Business Machines Corp.
1.95%, 5/15/2030(a) 150,000 136,322
5.00%, 2/10/2032 100,000 102,833
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
IT Services - 0.7% (continued)
VeriSign, Inc.
4.75%, 7/15/2027(a) $ 500,000 $ 499,836
2.70%, 6/15/2031 400,000 362,479
5.25%, 6/1/2032 150,000 153,629
4,711,332
Life Sciences Tools & Services - 0 .3%
Agilent Technologies, Inc.
4.20%, 9/9/2027 200,000 200,348
2.75%, 9/15/2029(a) 332,000 314,781
2.10%, 6/4/2030 450,000 409,041
2.30%, 3/12/2031 751,000 675,301
4.75%, 9/9/2034 250,000 249,366
Thermo Fisher Scientific, Inc.
5.09%, 8/10/2033(a) 355,000 367,916
2,216,753
Machinery - 1 .1%
Dover Corp.
2.95%, 11/4/2029(a) 150,000 142,900
Flowserve Corp.
3.50%, 10/1/2030(a) 50,000 47,620
2.80%, 1/15/2032(a) 125,000 111,194
IDEX Corp.
3.00%, 5/1/2030(a) 350,000 330,149
2.63%, 6/15/2031(a) 300,000 273,419
Ingersoll Rand, Inc.
5.20%, 6/15/2027 200,000 202,976
5.18%, 6/15/2029(a) 300,000 309,971
5.70%, 8/14/2033 125,000 132,987
Nordson Corp.
5.60%, 9/15/2028(a) 250,000 259,014
4.50%, 12/15/2029 350,000 352,901
5.80%, 9/15/2033 50,000 53,499
nVent Finance Sarl
5.65%, 5/15/2033(a) 150,000 156,920
Oshkosh Corp.
4.60%, 5/15/2028 25,000 25,203
Otis Worldwide Corp.
2.29%, 4/5/2027 250,000 243,966
5.25%, 8/16/2028(a) 350,000 360,320
2.57%, 2/15/2030(a) 798,000 745,063
Parker-Hannifin Corp.
4.25%, 9/15/2027(a) 480,000 482,259
3.25%, 6/14/2029(a) 555,000 539,314
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/2026(a) 420,000 416,891
4.70%, 9/15/2028(b) 664,000 672,083
5.61%, 3/11/2034 300,000 315,131
5.50%, 5/29/2035 250,000 259,573
Xylem, Inc.
3.25%, 11/1/2026 250,000 247,882
1.95%, 1/30/2028(a) 350,000 334,675
2.25%, 1/30/2031 150,000 135,500
7,151,410

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)
253 FLEXSHARES ANNUAL REPORT
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Marine Transportation - 0 .0% (f)
Kirby Corp.
4.20%, 3/1/2028(a) $ 250,000 $ 249,385
Media - 0 .5%
Fox Corp.
4.71%, 1/25/2029(a) 1,475,000 1,493,359
3.50%, 4/8/2030 250,000 241,475
6.50%, 10/13/2033(a) 750,000 824,240
Interpublic Group of Cos., Inc. (The)
4.65%, 10/1/2028 125,000 125,147
5.38%, 6/15/2033 75,000 76,472
Omnicom Group, Inc.
4.20%, 6/1/2030 100,000 99,253
2.60%, 8/1/2031(a) 50,000 45,271
Time Warner Cable Enterprises LLC
8.38%, 7/15/2033 50,000 57,985
2,963,202
Metals & Mining - 1 .8%
AngloGold Ashanti Holdings plc
3.38%, 11/1/2028 100,000 97,046
3.75%, 10/1/2030(a) 300,000 287,209
ArcelorMittal SA
6.55%, 11/29/2027 250,000 259,978
BHP Billiton Finance USA Ltd.
5.00%, 2/21/2030 650,000 670,383
5.25%, 9/8/2030(a) 480,000 500,222
5.13%, 2/21/2032(a) 300,000 311,168
4.90%, 2/28/2033(a) 250,000 255,599
5.25%, 9/8/2033(a) 1,350,000 1,406,206
5.30%, 2/21/2035 400,000 414,702
Kinross Gold Corp.
4.50%, 7/15/2027 500,000 501,947
Newmont Corp.
3.25%, 5/13/2030(a) 350,000 335,709
Reliance, Inc.
2.15%, 8/15/2030(a) 250,000 225,652
Rio Tinto Alcan, Inc.
7.25%, 3/15/2031(a) 300,000 344,558
6.13%, 12/15/2033 300,000 329,445
Rio Tinto Finance USA Ltd.
7.13%, 7/15/2028 502,000 541,684
Rio Tinto Finance USA plc
4.88%, 3/14/2030(a) 900,000 923,820
5.00%, 3/14/2032 500,000 515,580
5.25%, 3/14/2035(a) 1,300,000 1,344,828
Southern Copper Corp.
7.50%, 7/27/2035 250,000 297,357
Steel Dynamics, Inc.
1.65%, 10/15/2027 200,000 191,050
3.45%, 4/15/2030 250,000 241,047
3.25%, 1/15/2031(a) 150,000 142,211
5.38%, 8/15/2034(a) 250,000 259,577
Vale Canada Ltd.
7.20%, 9/15/2032 150,000 167,295
Vale Overseas Ltd.
3.75%, 7/8/2030 545,000 526,415
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Metals & Mining - 1.8% (continued)
Vale Overseas Ltd. (continued)
6.13%, 6/12/2033(a) $ 425,000 $ 456,186
11,546,874
Multi-Utilities - 1 .5%
Ameren Corp.
5.70%, 12/1/2026(a) 450,000 456,571
5.38%, 3/15/2035 250,000 256,968
Berkshire Hathaway Energy Co.
8.48%, 9/15/2028 175,000 195,400
3.70%, 7/15/2030 583,000 571,500
1.65%, 5/15/2031 600,000 520,616
Black Hills Corp.
3.15%, 1/15/2027 150,000 148,176
5.95%, 3/15/2028 100,000 103,584
3.05%, 10/15/2029 100,000 95,150
4.35%, 5/1/2033 100,000 96,694
6.00%, 1/15/2035 500,000 532,463
CenterPoint Energy, Inc.
Series A, 7.00%, 2/15/2055(c) 200,000 209,046
6.70%, 5/15/2055(c) 50,000 51,663
CMS Energy Corp.
2.95%, 2/15/2027 100,000 98,381
3.45%, 8/15/2027 50,000 49,443
4.75%, 6/1/2050(a)(c) 135,000 132,626
3.75%, 12/1/2050(a)(c) 150,000 138,447
6.50%, 6/1/2055(a)(c) 250,000 260,089
Dominion Energy, Inc.
Series A, 6.88%, 2/1/2055(a)
(c) 600,000 630,661
6.63%, 5/15/2055(c) 50,000 52,130
DTE Energy Co.
4.95%, 7/1/2027(a) 400,000 404,836
5.20%, 4/1/2030(a) 250,000 257,841
National Grid plc
5.81%, 6/12/2033 130,000 138,552
NiSource, Inc.
5.25%, 3/30/2028(a) 650,000 666,290
6.95%, 11/30/2054(c) 100,000 104,333
Public Service Enterprise Group, Inc.
5.85%, 11/15/2027(a) 650,000 672,193
6.13%, 10/15/2033 100,000 107,937
5.45%, 4/1/2034 250,000 259,630
5.40%, 3/15/2035(a) 150,000 154,668
Sempra
4.13%, 4/1/2052(a)(c) 200,000 195,062
6.88%, 10/1/2054(c) 250,000 258,693
Southern Co. Gas Capital Corp.
5.15%, 9/15/2032 50,000 51,377
5.75%, 9/15/2033 150,000 158,796
4.95%, 9/15/2034 550,000 552,326
WEC Energy Group, Inc.
5.15%, 10/1/2027 700,000 713,114
9,295,256

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 254
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Office REITs - 0 .3%
Boston Properties LP
REIT, 3.40%, 6/21/2029 $ 200,000 $ 192,402
REIT, 3.25%, 1/30/2031(a) 100,000 93,054
COPT Defense Properties LP
REIT, 2.00%, 1/15/2029 375,000 348,847
REIT, 2.75%, 4/15/2031(a) 50,000 45,352
REIT, 2.90%, 12/1/2033 300,000 256,019
Kilroy Realty LP
REIT, 3.05%, 2/15/2030 25,000 23,042
REIT, 2.65%, 11/15/2033 910,000 743,442
1,702,158
Oil, Gas & Consumable Fuels - 7 .3%
Boardwalk Pipelines LP
4.45%, 7/15/2027 250,000 250,763
3.40%, 2/15/2031 150,000 140,594
3.60%, 9/1/2032(a) 270,000 249,378
5.63%, 8/1/2034 200,000 207,143
Burlington Resources LLC
7.20%, 8/15/2031 150,000 170,857
Canadian Natural Resources Ltd.
3.85%, 6/1/2027(a) 1,075,000 1,068,870
5.00%, 12/15/2029(a)(d) 170,000 173,576
2.95%, 7/15/2030(a) 300,000 281,105
7.20%, 1/15/2032 225,000 252,678
6.45%, 6/30/2033(a) 200,000 216,807
5.40%, 12/15/2034(a)(d) 900,000 916,806
Cenovus Energy, Inc.
2.65%, 1/15/2032(a) 350,000 309,776
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/2029(a) 625,000 608,455
Cheniere Energy Partners LP
3.25%, 1/31/2032(a) 500,000 456,777
5.95%, 6/30/2033 1,120,000 1,181,975
5.75%, 8/15/2034(a) 350,000 363,800
Cheniere Energy, Inc.
5.65%, 4/15/2034(a) 800,000 827,437
Chevron Corp.
2.24%, 5/11/2030(a) 755,000 698,430
Chevron USA, Inc.
1.02%, 8/12/2027(a) 75,000 71,451
4.48%, 2/26/2028 250,000 253,358
4.69%, 4/15/2030(a) 750,000 768,102
4.82%, 4/15/2032 250,000 257,268
ConocoPhillips Co.
4.85%, 1/15/2032 200,000 204,770
5.00%, 1/15/2035(a) 820,000 830,549
Continental Resources, Inc.
4.38%, 1/15/2028(a) 300,000 298,767
Coterra Energy, Inc.
3.90%, 5/15/2027(a) 302,000 300,546
4.38%, 3/15/2029(a) 400,000 399,567
5.60%, 3/15/2034(a) 150,000 153,601
5.40%, 2/15/2035 200,000 201,445
DCP Midstream Operating LP
5.63%, 7/15/2027 100,000 102,100
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels - 7.3% (continued)
DCP Midstream Operating LP (continued)
3.25%, 2/15/2032 $ 100,000 $ 91,416
Devon Energy Corp.
5.88%, 6/15/2028 50,000 50,004
7.88%, 9/30/2031 200,000 231,524
7.95%, 4/15/2032(a) 150,000 173,947
5.20%, 9/15/2034 200,000 198,628
Diamondback Energy, Inc.
6.25%, 3/15/2033 205,000 220,462
5.40%, 4/18/2034 100,000 101,945
Eastern Energy Gas Holdings LLC
5.80%, 1/15/2035 300,000 316,399
Eastern Gas Transmission & Storage, Inc.
3.00%, 11/15/2029 202,000 193,329
El Paso Natural Gas Co. LLC
8.38%, 6/15/2032(b) 100,000 119,595
Enbridge, Inc.
5.90%, 11/15/2026 100,000 101,666
3.70%, 7/15/2027 150,000 148,835
6.00%, 11/15/2028(a) 100,000 105,134
4.90%, 6/20/2030 500,000 511,529
5.70%, 3/8/2033 575,000 605,646
2.50%, 8/1/2033(a) 600,000 511,577
7.38%, 3/15/2055(a)(c) 25,000 26,565
Series 16-A, 6.00%,
1/15/2077(c) 500,000 501,486
6.25%, 3/1/2078(c) 302,000 305,112
Series 20-A, 5.75%,
7/15/2080(a)(c) 335,000 337,270
7.38%, 1/15/2083(c) 250,000 257,625
7.63%, 1/15/2083(a)(c) 300,000 325,047
8.25%, 1/15/2084(a)(c) 200,000 214,609
8.50%, 1/15/2084(a)(c) 450,000 517,381
Energy Transfer LP
8.25%, 11/15/2029 50,000 56,480
3.75%, 5/15/2030(a) 50,000 48,512
6.55%, 12/1/2033(a) 205,000 224,022
Enterprise Products Operating LLC
3.13%, 7/31/2029(a) 332,000 320,763
2.80%, 1/31/2030(a) 107,000 101,324
4.60%, 1/15/2031(a) 50,000 50,618
5.35%, 1/31/2033 552,000 577,606
Series D, 6.88%, 3/1/2033 250,000 283,935
4.85%, 1/31/2034 125,000 126,738
4.95%, 2/15/2035 500,000 505,277
Series J, 5.75%, 3/1/2035 100,000 106,088
Series E, 5.25%, 8/16/2077(a)
(c) 702,000 700,090
5.38%, 2/15/2078(c) 350,000 348,292
EOG Resources, Inc.
4.40%, 7/15/2028(a) 500,000 505,050
4.38%, 4/15/2030(a) 602,000 606,571
5.00%, 7/15/2032(a) 250,000 255,365
EQT Corp.
7.50%, 6/1/2030(a) 100,000 110,168

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)
255 FLEXSHARES ANNUAL REPORT
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels - 7.3% (continued)
EQT Corp. (continued)
4.75%, 1/15/2031 $ 50,000 $ 50,046
Expand Energy Corp.
5.38%, 3/15/2030 350,000 355,160
4.75%, 2/1/2032 500,000 490,840
Exxon Mobil Corp.
3.48%, 3/19/2030(a) 550,000 537,810
2.61%, 10/15/2030(a) 1,830,000 1,710,586
Hess Corp.
4.30%, 4/1/2027 350,000 351,031
7.88%, 10/1/2029 250,000 283,337
7.30%, 8/15/2031(a) 325,000 374,310
7.13%, 3/15/2033(a) 250,000 290,854
Kinder Morgan Energy Partners LP
7.40%, 3/15/2031 100,000 113,522
7.75%, 3/15/2032 100,000 116,066
Kinder Morgan, Inc.
7.80%, 8/1/2031(a) 352,000 408,294
5.40%, 2/1/2034 375,000 385,882
MPLX LP
4.13%, 3/1/2027 1,400,000 1,397,684
4.80%, 2/15/2029(a) 100,000 101,493
5.50%, 6/1/2034 845,000 861,203
5.40%, 9/15/2035 250,000 251,033
Occidental Petroleum Corp.
8.50%, 7/15/2027 20,000 21,063
5.00%, 8/1/2027(a) 150,000 152,149
6.38%, 9/1/2028 5,000 5,235
5.20%, 8/1/2029 450,000 459,413
3.50%, 8/15/2029 100,000 96,041
8.88%, 7/15/2030 412,000 476,391
6.63%, 9/1/2030 403,000 432,627
6.13%, 1/1/2031(a) 300,000 315,983
7.50%, 5/1/2031 225,000 251,900
7.88%, 9/15/2031 100,000 114,395
5.55%, 10/1/2034(a) 250,000 253,196
ONEOK, Inc.
6.35%, 1/15/2031 210,000 224,780
Ovintiv, Inc.
5.65%, 5/15/2028 50,000 51,408
8.13%, 9/15/2030 175,000 199,218
7.20%, 11/1/2031(a) 50,000 55,230
7.38%, 11/1/2031(a) 150,000 166,936
6.25%, 7/15/2033(a) 50,000 52,354
6.50%, 8/15/2034 150,000 159,241
Pioneer Natural Resources Co.
1.90%, 8/15/2030 450,000 405,303
2.15%, 1/15/2031 775,000 700,407
Plains All American Pipeline LP
3.80%, 9/15/2030 365,000 352,714
5.70%, 9/15/2034 450,000 462,376
5.95%, 6/15/2035(a) 250,000 261,054
Sabine Pass Liquefaction LLC
5.00%, 3/15/2027 35,000 35,202
4.20%, 3/15/2028(a) 300,000 300,102
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels - 7.3% (continued)
Sabine Pass Liquefaction LLC (continued)
4.50%, 5/15/2030(a) $ 630,000 $ 632,235
Shell Finance US, Inc.
2.75%, 4/6/2030(a) 450,000 426,336
Suncor Energy, Inc.
7.15%, 2/1/2032(a) 450,000 505,179
5.95%, 12/1/2034(a) 200,000 210,686
Targa Resources Corp.
5.20%, 7/1/2027(a) 235,000 238,581
6.15%, 3/1/2029 15,000 15,789
4.20%, 2/1/2033(a) 200,000 190,422
6.13%, 3/15/2033 175,000 186,515
6.50%, 3/30/2034 275,000 300,187
Targa Resources Partners LP
4.00%, 1/15/2032 400,000 378,686
TC PipeLines LP
3.90%, 5/25/2027 250,000 248,738
Texas Eastern Transmission LP
7.00%, 7/15/2032 325,000 364,981
TransCanada PipeLines Ltd.
4.63%, 3/1/2034(a) 200,000 195,324
Transcanada Trust
5.30%, 3/15/2077(a)(c) 700,000 696,005
5.50%, 9/15/2079(c) 250,000 248,936
5.60%, 3/7/2082(a)(c) 25,000 24,720
Valero Energy Corp.
2.15%, 9/15/2027(a) 250,000 240,895
7.50%, 4/15/2032(a) 300,000 345,419
Viper Energy Partners LLC
4.90%, 8/1/2030(a) 300,000 302,097
Western Midstream Operating LP
4.50%, 3/1/2028(a) 200,000 200,386
4.75%, 8/15/2028 200,000 201,477
6.35%, 1/15/2029(a) 550,000 578,568
4.05%, 2/1/2030(b) 275,000 268,622
6.15%, 4/1/2033 650,000 684,847
5.45%, 11/15/2034 550,000 548,981
Williams Cos., Inc. (The)
3.75%, 6/15/2027 4,000 3,976
Series A, 7.50%, 1/15/2031 100,000 113,310
8.75%, 3/15/2032(b) 200,000 242,214
4.65%, 8/15/2032 5,000 4,988
5.15%, 3/15/2034 500,000 507,852
46,501,202
Paper & Forest Products - 0 .1%
Suzano Austria GmbH
6.00%, 1/15/2029 100,000 103,252
5.00%, 1/15/2030(a) 150,000 150,750
3.75%, 1/15/2031(a) 50,000 47,323
301,325
Personal Care Products - 0 .2%
Conopco, Inc.
Series E, 7.25%,
12/15/2026(a) 150,000 155,224
6.63%, 4/15/2028(a) 190,000 201,180

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 256
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Personal Care Products - 0.2% (continued)
Haleon US Capital LLC
3.38%, 3/24/2027 $ 550,000 $ 545,118
3.63%, 3/24/2032(a) 700,000 662,802
1,564,324
Pharmaceuticals - 1 .1%
Eli Lilly & Co.
4.20%, 8/14/2029 5,000 5,039
4.90%, 2/12/2032(a) 250,000 258,336
4.70%, 2/27/2033(a) 270,000 275,638
4.70%, 2/9/2034 500,000 505,869
5.10%, 2/12/2035(a) 600,000 621,160
Johnson & Johnson
4.80%, 6/1/2029 20,000 20,630
4.85%, 3/1/2032(a) 200,000 207,907
5.00%, 3/1/2035(a) 300,000 311,714
Merck & Co., Inc.
1.45%, 6/24/2030 200,000 177,867
4.95%, 9/15/2035 250,000 253,968
Novartis Capital Corp.
2.20%, 8/14/2030 52,000 47,943
4.20%, 9/18/2034(a) 475,000 465,261
Pfizer Investment Enterprises Pte. Ltd.
4.75%, 5/19/2033 550,000 556,656
Royalty Pharma plc
2.20%, 9/2/2030 150,000 135,271
Sanofi SA
3.63%, 6/19/2028(a) 300,000 298,311
Zoetis, Inc.
3.00%, 9/12/2027(a) 1,346,000 1,323,942
3.90%, 8/20/2028(a) 102,000 101,900
2.00%, 5/15/2030(a) 350,000 318,788
5.60%, 11/16/2032(a) 575,000 611,368
5.00%, 8/17/2035 200,000 202,058
6,699,626
Professional Services - 1 .1%
Automatic Data Processing, Inc.
4.75%, 5/8/2032(a) 50,000 51,250
4.45%, 9/9/2034 1,270,000 1,264,000
Broadridge Financial Solutions, Inc.
2.90%, 12/1/2029(a) 402,000 380,577
2.60%, 5/1/2031 550,000 498,412
Equifax, Inc.
5.10%, 12/15/2027 125,000 127,203
5.10%, 6/1/2028(a) 250,000 255,074
Jacobs Engineering Group, Inc.
6.35%, 8/18/2028 400,000 421,935
5.90%, 3/1/2033(a) 300,000 315,136
Paychex, Inc.
5.10%, 4/15/2030 900,000 925,354
5.35%, 4/15/2032 800,000 829,646
5.60%, 4/15/2035(a) 550,000 574,552
Verisk Analytics, Inc.
4.13%, 3/15/2029 252,000 251,264
5.75%, 4/1/2033 325,000 343,533
5.25%, 6/5/2034 350,000 360,038
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Professional Services - 1.1% (continued)
Verisk Analytics, Inc. (continued)
5.25%, 3/15/2035(a) $ 500,000 $ 509,766
7,107,740
Real Estate Management & Development - 0 .2%
CBRE Services, Inc.
5.50%, 4/1/2029(a) 500,000 518,173
2.50%, 4/1/2031 100,000 90,493
5.95%, 8/15/2034(a) 750,000 801,994
1,410,660
Residential REITs - 1 .0%
American Homes 4 Rent LP
REIT, 4.25%, 2/15/2028(a) 250,000 250,422
REIT, 4.90%, 2/15/2029 162,000 164,948
REIT, 3.63%, 4/15/2032(a) 250,000 234,761
REIT, 5.50%, 7/15/2034 910,000 939,079
AvalonBay Communities, Inc.
REIT, 3.20%, 1/15/2028 50,000 49,116
REIT, 5.00%, 2/15/2033 25,000 25,580
REIT, 5.35%, 6/1/2034 130,000 135,282
Camden Property Trust
REIT, 5.85%, 11/3/2026(a) 450,000 457,534
Essential Properties LP
REIT, 2.95%, 7/15/2031(a) 250,000 227,093
Essex Portfolio LP
REIT, 3.63%, 5/1/2027 150,000 148,978
REIT, 1.70%, 3/1/2028 250,000 236,118
REIT, 4.00%, 3/1/2029(a) 151,000 149,784
REIT, 3.00%, 1/15/2030 202,000 191,298
REIT, 1.65%, 1/15/2031 150,000 130,047
REIT, 2.65%, 3/15/2032 50,000 44,636
REIT, 5.50%, 4/1/2034(a) 100,000 104,005
Invitation Homes Operating Partnership LP
REIT, 2.30%, 11/15/2028 275,000 260,107
REIT, 5.45%, 8/15/2030(a) 250,000 259,618
REIT, 2.00%, 8/15/2031 300,000 259,758
REIT, 4.15%, 4/15/2032(a) 300,000 290,252
REIT, 4.95%, 1/15/2033(a) 250,000 251,145
REIT, 5.50%, 8/15/2033(a) 150,000 156,206
REIT, 4.88%, 2/1/2035 500,000 494,972
Mid-America Apartments LP
REIT, 5.30%, 2/15/2032 25,000 26,000
REIT, 4.95%, 3/1/2035 50,000 50,502
Store Capital LLC
REIT, 4.50%, 3/15/2028 170,000 170,075
REIT, 4.63%, 3/15/2029(a) 41,000 40,748
Sun Communities Operating LP
REIT, 4.20%, 4/15/2032(a) 150,000 146,212
Tanger Properties LP
REIT, 3.88%, 7/15/2027 150,000 148,892
REIT, 2.75%, 9/1/2031(a) 200,000 179,694
6,222,862
Retail REITs - 0 .6%
Agree LP
REIT, 2.00%, 6/15/2028(a) 52,000 49,281
REIT, 2.90%, 10/1/2030 150,000 139,923

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)
257 FLEXSHARES ANNUAL REPORT
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Retail REITs - 0.6% (continued)
Agree LP (continued)
REIT, 4.80%, 10/1/2032(a) $ 150,000 $ 151,692
REIT, 2.60%, 6/15/2033(a) 150,000 129,237
REIT, 5.63%, 6/15/2034(a) 300,000 313,102
REIT, 5.60%, 6/15/2035(a) 150,000 156,811
Brixmor Operating Partnership LP
REIT, 3.90%, 3/15/2027 400,000 398,221
REIT, 4.13%, 5/15/2029 2,000 1,981
Kite Realty Group LP
REIT, 4.00%, 10/1/2026 250,000 249,369
NNN REIT, Inc.
REIT, 3.50%, 10/15/2027 176,000 173,954
REIT, 4.30%, 10/15/2028 50,000 50,130
REIT, 2.50%, 4/15/2030(a) 100,000 92,626
REIT, 4.60%, 2/15/2031 500,000 502,113
REIT, 5.60%, 10/15/2033(a) 275,000 287,811
REIT, 5.50%, 6/15/2034(a) 250,000 259,141
Realty Income Corp.
REIT, 3.00%, 1/15/2027(a) 400,000 394,920
REIT, 3.20%, 1/15/2027(a) 550,000 544,470
3,894,782
Semiconductors & Semiconductor Equipment - 2 .7%
Advanced Micro Devices, Inc.
3.92%, 6/1/2032(a) 300,000 293,698
Applied Materials, Inc.
3.30%, 4/1/2027(a) 50,000 49,633
4.80%, 6/15/2029(a) 50,000 51,270
Broadcom Corp.
3.50%, 1/15/2028(a) 100,000 98,997
Broadcom, Inc.
5.05%, 7/12/2027(a) 925,000 940,323
4.15%, 2/15/2028(a) 250,000 250,728
4.80%, 4/15/2028 500,000 509,098
4.11%, 9/15/2028 350,000 350,547
4.75%, 4/15/2029(a) 200,000 203,763
5.05%, 7/12/2029 2,150,000 2,213,884
4.35%, 2/15/2030 900,000 904,263
4.60%, 7/15/2030(a) 1,850,000 1,877,311
2.45%, 2/15/2031(a) 250,000 227,832
5.15%, 11/15/2031 150,000 155,943
4.15%, 4/15/2032(a)(d) 500,000 489,531
4.30%, 11/15/2032 200,000 197,871
2.60%, 2/15/2033 50,000 44,129
3.42%, 4/15/2033(a) 750,000 699,358
3.47%, 4/15/2034 900,000 824,366
4.80%, 10/15/2034(a) 550,000 552,634
5.20%, 7/15/2035(a) 750,000 772,564
KLA Corp.
4.65%, 7/15/2032(a) 450,000 457,199
5.65%, 11/1/2034 150,000 160,906
Lam Research Corp.
4.00%, 3/15/2029(a) 350,000 349,623
1.90%, 6/15/2030(a) 400,000 362,322
Microchip Technology, Inc.
4.90%, 3/15/2028(a) 350,000 354,340
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Semiconductors & Semiconductor Equipment - 2.7% (continued)
NVIDIA Corp.
2.85%, 4/1/2030 $ 150,000 $ 143,435
NXP BV
3.15%, 5/1/2027 100,000 98,494
5.55%, 12/1/2028(a) 200,000 206,820
4.30%, 6/18/2029 300,000 299,184
3.40%, 5/1/2030(a) 50,000 47,947
2.50%, 5/11/2031(a) 325,000 292,918
5.00%, 1/15/2033 495,000 499,629
Qorvo, Inc.
4.38%, 10/15/2029(a) 52,000 51,153
QUALCOMM, Inc.
1.65%, 5/20/2032(a) 50,000 42,495
Skyworks Solutions, Inc.
3.00%, 6/1/2031(a) 275,000 249,403
Texas Instruments, Inc.
3.65%, 8/16/2032(a) 50,000 47,999
4.90%, 3/14/2033(a) 250,000 257,864
TSMC Arizona Corp.
1.75%, 10/25/2026(a) 700,000 685,504
3.88%, 4/22/2027(a) 527,000 525,824
2.50%, 10/25/2031 750,000 683,320
17,524,122
Software - 2 .8%
Adobe, Inc.
2.15%, 2/1/2027 312,000 305,684
4.85%, 4/4/2027 250,000 253,470
4.80%, 4/4/2029(a) 400,000 410,232
2.30%, 2/1/2030(a) 873,000 814,134
4.95%, 4/4/2034(a) 200,000 206,624
AppLovin Corp.
5.13%, 12/1/2029(a) 350,000 357,256
5.38%, 12/1/2031 500,000 516,060
5.50%, 12/1/2034 500,000 513,560
Autodesk, Inc.
3.50%, 6/15/2027(a) 260,000 257,562
2.85%, 1/15/2030 230,000 217,700
2.40%, 12/15/2031 511,000 453,388
Cadence Design Systems, Inc.
4.20%, 9/10/2027(a) 300,000 300,846
4.30%, 9/10/2029(a) 600,000 602,391
4.70%, 9/10/2034(a) 550,000 551,413
Fortinet, Inc.
2.20%, 3/15/2031 250,000 223,387
Intuit, Inc.
1.35%, 7/15/2027(a) 200,000 191,855
5.13%, 9/15/2028(a) 350,000 361,108
1.65%, 7/15/2030(a) 150,000 134,118
5.20%, 9/15/2033(a) 1,100,000 1,149,972
Oracle Corp.
5.25%, 2/3/2032 400,000 407,217
5.50%, 8/3/2035(a) 300,000 303,422
Roper Technologies, Inc.
3.80%, 12/15/2026 600,000 597,861
1.40%, 9/15/2027 500,000 476,346

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 258
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Software - 2.8% (continued)
Roper Technologies, Inc. (continued)
4.20%, 9/15/2028 $ 426,000 $ 426,845
2.95%, 9/15/2029 800,000 764,073
2.00%, 6/30/2030 377,000 339,975
1.75%, 2/15/2031 639,000 557,723
4.75%, 2/15/2032(a) 250,000 252,099
4.90%, 10/15/2034 800,000 798,375
Salesforce, Inc.
1.95%, 7/15/2031(a) 390,000 346,509
ServiceNow, Inc.
1.40%, 9/1/2030 910,000 797,780
Synopsys, Inc.
5.00%, 4/1/2032(a) 200,000 204,208
5.15%, 4/1/2035 350,000 355,534
VMware LLC
3.90%, 8/21/2027(a) 395,000 394,017
1.80%, 8/15/2028 500,000 469,586
4.70%, 5/15/2030 242,000 245,550
2.20%, 8/15/2031 700,000 618,987
Workday, Inc.
3.50%, 4/1/2027(a) 400,000 396,596
3.70%, 4/1/2029(a) 400,000 394,320
3.80%, 4/1/2032(a) 850,000 812,282
17,780,065
Specialized REITs - 1 .5%
American Tower Corp.
REIT, 3.38%, 10/15/2026 1,100,000 1,092,826
REIT, 3.65%, 3/15/2027 100,000 99,270
REIT, 3.60%, 1/15/2028 310,000 306,398
REIT, 1.50%, 1/31/2028(a) 200,000 188,672
REIT, 5.25%, 7/15/2028(a) 700,000 718,776
REIT, 3.80%, 8/15/2029 250,000 245,428
REIT, 4.90%, 3/15/2030(a) 750,000 765,644
REIT, 1.88%, 10/15/2030 50,000 44,309
REIT, 5.65%, 3/15/2033(a) 300,000 316,000
Crown Castle, Inc.
REIT, 2.50%, 7/15/2031 50,000 44,533
CubeSmart LP
REIT, 2.25%, 12/15/2028 300,000 282,965
REIT, 4.38%, 2/15/2029(a) 150,000 150,233
REIT, 3.00%, 2/15/2030(a) 150,000 141,997
REIT, 2.00%, 2/15/2031 200,000 175,862
REIT, 2.50%, 2/15/2032(a) 250,000 220,949
EPR Properties
REIT, 4.75%, 12/15/2026 700,000 702,602
REIT, 4.50%, 6/1/2027 303,000 303,005
REIT, 4.95%, 4/15/2028(a) 153,000 154,428
REIT, 3.75%, 8/15/2029(a) 250,000 240,813
REIT, 3.60%, 11/15/2031(a) 400,000 369,097
Equinix, Inc.
REIT, 3.20%, 11/18/2029 650,000 623,211
Public Storage Operating Co.
REIT, 1.50%, 11/9/2026 50,000 48,797
REIT, 1.85%, 5/1/2028(a) 200,000 189,872
REIT, 4.38%, 7/1/2030(a) 1,100,000 1,106,866
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Specialized REITs - 1.5% (continued)
Public Storage Operating Co. (continued)
REIT, 2.25%, 11/9/2031(a) $ 50,000 $ 44,363
Weyerhaeuser Co.
REIT, 6.95%, 10/1/2027 150,000 157,872
REIT, 4.00%, 4/15/2030(a) 479,000 472,262
REIT, 7.38%, 3/15/2032(a) 450,000 514,102
REIT, 6.88%, 12/15/2033 135,000 151,225
9,872,377
Specialty Retail - 3 .0%
AutoNation, Inc.
3.80%, 11/15/2027 40,000 39,629
AutoZone, Inc.
4.50%, 2/1/2028 150,000 151,288
6.25%, 11/1/2028(a) 250,000 264,275
3.75%, 4/18/2029(a) 150,000 147,695
5.10%, 7/15/2029(a) 400,000 411,352
4.00%, 4/15/2030(a) 275,000 271,810
1.65%, 1/15/2031 350,000 304,601
4.75%, 8/1/2032(a) 350,000 352,955
4.75%, 2/1/2033 250,000 250,360
5.20%, 8/1/2033(a) 100,000 102,761
6.55%, 11/1/2033(a) 215,000 239,968
5.40%, 7/15/2034 250,000 258,392
Home Depot, Inc. (The)
4.88%, 6/25/2027(a) 620,000 630,013
4.90%, 4/15/2029 49,000 50,438
2.95%, 6/15/2029(a) 676,000 653,153
4.75%, 6/25/2029 500,000 511,972
2.70%, 4/15/2030(a) 750,000 708,005
1.38%, 3/15/2031 525,000 454,077
4.85%, 6/25/2031(a) 300,000 309,950
1.88%, 9/15/2031 400,000 350,567
3.25%, 4/15/2032 678,000 634,972
4.50%, 9/15/2032(a) 100,000 101,398
4.95%, 6/25/2034(a) 900,000 921,152
4.65%, 9/15/2035 250,000 247,536
Lowe's Cos., Inc.
3.35%, 4/1/2027 100,000 99,039
3.10%, 5/3/2027(a) 800,000 789,007
1.30%, 4/15/2028(a) 300,000 281,051
1.70%, 9/15/2028(a) 550,000 514,983
6.50%, 3/15/2029 290,000 311,468
3.65%, 4/5/2029(a) 800,000 786,747
1.70%, 10/15/2030(a) 450,000 397,027
2.63%, 4/1/2031 500,000 457,218
3.75%, 4/1/2032 1,005,000 959,033
5.00%, 4/15/2033(a) 425,000 434,188
5.15%, 7/1/2033(a) 600,000 617,874
O'Reilly Automotive, Inc.
5.75%, 11/20/2026 800,000 812,906
3.60%, 9/1/2027 501,000 496,761
4.35%, 6/1/2028 200,000 201,167
3.90%, 6/1/2029(a) 700,000 693,018
4.20%, 4/1/2030 50,000 49,755
1.75%, 3/15/2031 250,000 217,932

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)
259 FLEXSHARES ANNUAL REPORT
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Specialty Retail - 3.0% (continued)
O’Reilly Automotive, Inc. (continued)
4.70%, 6/15/2032(a) $ 875,000 $ 880,375
Ross Stores, Inc.
1.88%, 4/15/2031 350,000 305,737
TJX Cos., Inc. (The)
1.15%, 5/15/2028 150,000 140,113
3.88%, 4/15/2030 281,000 279,665
1.60%, 5/15/2031(a) 250,000 218,996
Tractor Supply Co.
1.75%, 11/1/2030 600,000 528,970
5.25%, 5/15/2033(a) 300,000 310,510
19,151,859
Technology Hardware, Storage & Peripherals - 0 .7%
Apple, Inc.
2.90%, 9/12/2027 32,000 31,499
1.20%, 2/8/2028 414,000 391,510
3.25%, 8/8/2029(a) 282,000 276,441
2.20%, 9/11/2029(a) 492,000 462,573
1.65%, 5/11/2030 400,000 362,219
4.20%, 5/12/2030 100,000 100,904
1.25%, 8/20/2030(a) 175,000 154,526
1.65%, 2/8/2031 100,000 88,653
1.70%, 8/5/2031(a) 200,000 176,800
4.50%, 5/12/2032 100,000 101,857
3.35%, 8/8/2032(a) 25,000 23,859
HP, Inc.
3.00%, 6/17/2027 300,000 294,392
4.00%, 4/15/2029(a) 112,000 110,741
NetApp, Inc.
2.38%, 6/22/2027 250,000 242,855
2.70%, 6/22/2030(a) 400,000 371,244
5.50%, 3/17/2032(a) 550,000 572,658
5.70%, 3/17/2035(a) 250,000 261,635
Teledyne FLIR LLC
2.50%, 8/1/2030 200,000 184,614
Western Digital Corp.
2.85%, 2/1/2029 50,000 47,462
4,256,442
Textiles, Apparel & Luxury Goods - 0 .4%
Ralph Lauren Corp.
5.00%, 6/15/2032(a) 500,000 514,040
Tapestry, Inc.
4.13%, 7/15/2027 1,558,000 1,554,128
5.10%, 3/11/2030(a) 250,000 256,078
5.50%, 3/11/2035 250,000 254,586
2,578,832
Tobacco - 2 .5%
Altria Group, Inc.
6.20%, 11/1/2028 400,000 421,737
4.80%, 2/14/2029(a) 1,229,000 1,247,548
3.40%, 5/6/2030(a) 628,000 603,420
2.45%, 2/4/2032 1,050,000 922,706
6.88%, 11/1/2033(a) 300,000 337,413
5.63%, 2/6/2035(a) 100,000 103,643
5.25%, 8/6/2035(a) 150,000 151,283
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Tobacco - 2.5% (continued)
BAT Capital Corp.
2.26%, 3/25/2028(a) $ 500,000 $ 478,267
Philip Morris International, Inc.
4.38%, 11/1/2027 145,000 146,003
5.13%, 11/17/2027(a) 373,000 380,526
4.13%, 4/28/2028(a) 300,000 300,568
5.25%, 9/7/2028 750,000 772,066
4.88%, 2/13/2029(a) 1,000,000 1,021,053
4.63%, 11/1/2029 100,000 101,445
5.63%, 11/17/2029 1,125,000 1,180,384
5.13%, 2/15/2030 1,337,000 1,380,177
4.38%, 4/30/2030 1,890,000 1,897,218
2.10%, 5/1/2030(a) 300,000 273,817
5.13%, 2/13/2031 200,000 206,712
5.75%, 11/17/2032(a) 550,000 585,520
5.38%, 2/15/2033(a) 1,325,000 1,379,895
5.63%, 9/7/2033(a) 500,000 528,938
5.25%, 2/13/2034 740,000 762,734
4.90%, 11/1/2034(a) 300,000 301,850
4.88%, 4/30/2035(a) 250,000 250,129
15,735,052
Trading Companies & Distributors - 0 .3%
Air Lease Corp.
2.20%, 1/15/2027 27,000 26,320
3.63%, 12/1/2027(a) 50,000 49,259
5.85%, 12/15/2027(a) 25,000 25,696
5.30%, 2/1/2028(a) 300,000 304,818
4.63%, 10/1/2028 150,000 150,411
5.10%, 3/1/2029(a) 250,000 253,499
3.13%, 12/1/2030 50,000 46,197
5.20%, 7/15/2031 100,000 101,797
2.88%, 1/15/2032(a) 35,000 31,339
Ferguson Enterprises, Inc.
5.00%, 10/3/2034 350,000 352,713
GATX Corp.
4.00%, 6/30/2030(a) 100,000 98,289
5.50%, 6/15/2035 50,000 51,358
WW Grainger, Inc.
4.45%, 9/15/2034(a) 250,000 247,394
1,739,090
Water Utilities - 0 .0% (f)
Essential Utilities, Inc.
4.80%, 8/15/2027 100,000 101,052
3.57%, 5/1/2029(a) 200,000 195,541
296,593
Wireless Telecommunication Services - 0 .4%
T-Mobile USA, Inc.
3.88%, 4/15/2030 68,000 66,606
5.75%, 1/15/2034 2,170,000 2,294,408
2,361,014
Total Corporate Bonds
(Cost $619,462,638) 630,385,898

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 260
Investments
Principal
Amount Value
U.S. TREASURY OBLIGATIONS - 0 .5%
U.S. Treasury Notes
3.63%, 9/30/2030 (Cost
$2,988,281)
$ 3,000,000
$ 2,988,750
SECURITIES LENDING REINVESTMENTS - 21 .0% (g)
CERTIFICATES OF DEPOSIT - 3 .3%
Bank of Montreal, Chicago
(SOFR + 0.31%), 4.35%,
5/29/2026(e) $ 2,000,000 2,000,862
Bank of Nova Scotia, Houston
(SOFR + 0.34%), 4.38%,
7/1/2026(e) 1,000,000 999,987
Barclays Bank plc, New York
(SOFR + 0.22%), 4.49%,
4/10/2026(e) 2,000,000 1,999,904
(SOFR + 0.25%), 4.52%,
4/29/2026(e) 1,000,000 999,999
BNP Paribas, New York
(SOFR + 0.24%), 4.28%,
12/1/2025(e) 1,000,000 1,000,000
Canadian Imperial Bank of
Commerce, New York
(SOFR + 0.24%), 4.28%,
12/17/2025(e) 1,000,000 1,000,000
Credit Agricole CIB, New York
(SOFR + 0.21%), 4.25%,
1/8/2026(e) 2,000,000 1,999,994
National Australia Bank, New York
(SOFR + 0.25%), 4.29%,
3/17/2026(e) 1,000,000 1,000,340
Natixis SA, New York
4.47%, 12/11/2025 2,000,000 2,000,000
Sumitomo Mitsui Banking Corp., New
York
(SOFR + 0.22%), 4.26%,
4/9/2026(e) 3,000,000 2,999,453
Sumitomo Mitsui Trust Bank Ltd.,
New York
(SOFR + 0.35%), 4.22%,
11/10/2025(e) 2,000,000 2,000,068
4.40%, 2/3/2026 2,000,000 2,002,420
Toronto-Dominion Bank, New York
(SOFR + 0.20%), 4.47%,
4/6/2026(e) 1,000,000 999,973
Total Certificates of Deposit
(Cost $21,000,068) 21,003,000
Investments
Principal
Amount Value
REPURCHASE AGREEMENTS - 17 .7%
CF Secured LLC
4.13%, dated 10/31/2025, due
11/3/2025, repurchase price
$50,394,475, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 6.75%,
maturing 11/15/2025 - 2/15/2055;
total market value $51,160,836 $ 50,377,137 $ 50,377,137
TD Prime Services LLC
3.97%, dated 10/31/2025, due
11/3/2025, repurchase price
$58,817,889, collateralized by
various Common Stocks; total
market value $64,883,166 58,798,437 58,798,437
TD Prime Services LLC
4.17%, dated 10/31/2025, due
12/5/2025, repurchase price
$4,016,217, collateralized by
various Common Stocks; total
market value $4,413,938 4,000,000 4,000,000
Total Repurchase Agreements
(Cost $113,175,574) 113,175,574
Total Securities Lending Reinvestments
(Cost $134,175,642) 134,178,574
SHORT-TERM INVESTMENTS - 0 .3% (h)
U.S. GOVERNMENT AGENCY SECURITIES - 0 .3%
FNMA
Zero Coupon, 11/3/2025
(Cost $1,999,590) 2,000,000 1,999,357
Total Investments - 120.3%
(Cost $758,626,151) 769,552,579
Liabilities in excess of other assets - (20.3%) (129,821,495)
NET ASSETS - 100.0% $639,731,084
(a) The security or a portion of this security is on loan at
October 31, 2025. The total value of securities on loan
at October 31, 2025 was $142,899,970, collateralized
in the form of cash with a value of $134,175,874 that
was reinvested in the securities shown in the Securities
Lending Reinvestment section of the Schedule of
Investments and $13,316,492 of collateral in the form
of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 6.25%, and maturity dates ranging
from November 15, 2025 – May 15, 2055; a total value
of $147,492,366.
(b) Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the
future at a contingent upon predetermined trigger. The
interest rate shown was the current rate as of October
31, 2025.
(c) Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in
effect as of period end.

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)
261 FLEXSHARES ANNUAL REPORT
(d) Security exempt from registration pursuant to Rule 144A
under the Securities Act of 1933, as amended. These
securities may be resold in transactions exempt from
registration to qualified institutional investors. At October
31, 2025, the value of these securities amounted to
approximately $5,770,097 or 0.90% of net assets.
(e) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect
as of October 31, 2025.
(f) Represents less than 0.05% of net assets.
(g) The security was purchased with cash collateral held
from securities on loan at October 31, 2025. The total
value of securities purchased was $134,178,574.
Percentages shown are based on Net Assets.
(h) The rate shown was the current yield as of October 31,
2025.
Abbreviations
FNMA — Federal National Mortgage Association
OYJ — Public Limited Company
REIT — Real Estate Investment Trust
SCA — Limited partnership with share capital
SOFR — Secured Overnight Financing Rate
As of October 31, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 10,926,557
Aggregate gross unrealized depreciation (530,548)
Net unrealized appreciation $ 10,396,009
Federal income tax cost $ 759,156,570
Security Type % of Net Assets
Corporate Bonds 98 .5%
U.S. Treasury Obligations 0 .5
Securities Lending Reinvestments 21 .0
Short-Term Investments 0 .3
Others
(1)
( 20 .3 )
100 .0%
(1)
Includes any other net assets/(liabilities).

FLEXSHARES ANNUAL REPORT 262
See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
Schedule of Investments
FlexShares
®
Credit-Scored US Long Corporate Bond Index Fund
October 31, 2025
Investments
Principal
Amount Value
CORPORATE BONDS - 96 .2%
Aerospace & Defense - 1 .1%
Boeing Co. (The)
5.81%, 5/1/2050 $ 75,000 $ 74,491
5.93%, 5/1/2060 25,000 24,851
General Dynamics Corp.
4.25%, 4/1/2040 50,000 46,070
General Electric Co.
5.88%, 1/14/2038 40,000 43,707
4.50%, 3/11/2044 10,000 9,121
Howmet Aerospace, Inc.
5.95%, 2/1/2037 95,000 103,130
Lockheed Martin Corp.
5.90%, 11/15/2063 20,000 21,258
5.20%, 2/15/2064 25,000 23,721
Precision Castparts Corp.
3.90%, 1/15/2043 10,000 8,432
4.38%, 6/15/2045 50,000 43,821
RTX Corp.
4.50%, 6/1/2042 75,000 68,173
6.40%, 3/15/2054 50,000 56,199
522,974
Air Freight & Logistics - 0 .1%
FedEx Corp.
5.25%, 5/15/2050 25,000 22,950
Automobile Components - 0 .2%
Aptiv Swiss Holdings Ltd.
4.15%, 5/1/2052 65,000 50,513
Lear Corp.
5.25%, 5/15/2049 25,000 22,670
3.55%, 1/15/2052 25,000 17,077
90,260
Banks - 6 .5%
Bank of America Corp.
7.75%, 5/14/2038 175,000 214,109
2.68%, 6/19/2041(a) 45,000 33,397
3.31%, 4/22/2042(a) 30,000 23,880
4.08%, 3/20/2051(a) 40,000 32,678
Barclays plc
5.86%, 8/11/2046(a) 65,000 67,329
Citigroup, Inc.
6.13%, 8/25/2036 205,000 217,756
8.13%, 7/15/2039 15,000 19,234
5.32%, 3/26/2041(a) 95,000 94,984
5.88%, 1/30/2042 85,000 90,125
2.90%, 11/3/2042(a) 115,000 84,926
6.68%, 9/13/2043 95,000 107,613
5.30%, 5/6/2044 50,000 48,732
4.75%, 5/18/2046 155,000 138,022
4.65%, 7/23/2048 40,000 35,665
5.61%, 3/4/2056(a) 35,000 35,524
6.88%, 2/15/2098 25,000 29,317
Cooperatieve Rabobank UA
5.25%, 5/24/2041 115,000 116,162
5.75%, 12/1/2043 50,000 51,370
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Banks - 6.5% (continued)
HSBC Holdings plc
6.50%, 5/2/2036 $ 10,000 $ 10,785
6.50%, 9/15/2037 25,000 26,991
6.80%, 6/1/2038 65,000 72,521
6.33%, 3/9/2044(a) 70,000 77,288
5.25%, 3/14/2044 225,000 221,321
HSBC USA, Inc.
7.20%, 7/15/2097 10,000 12,320
JPMorgan Chase & Co.
6.40%, 5/15/2038 20,000 22,757
3.11%, 4/22/2041(a) 10,000 7,906
3.16%, 4/22/2042(a) 45,000 35,164
4.95%, 6/1/2045 55,000 52,416
3.96%, 11/15/2048(a) 155,000 127,245
3.33%, 4/22/2052(a) 10,000 7,198
Lloyds Banking Group plc
3.37%, 12/14/2046(a) 65,000 48,307
4.34%, 1/9/2048 100,000 82,405
Mitsubishi UFJ Financial Group, Inc.
3.75%, 7/18/2039 40,000 35,249
Regions Bank
6.45%, 6/26/2037 25,000 27,310
Sumitomo Mitsui Financial Group, Inc.
5.80%, 7/8/2046(a) 50,000 51,526
Wells Fargo & Co.
5.61%, 1/15/2044 170,000 170,839
4.65%, 11/4/2044 55,000 48,797
4.90%, 11/17/2045 120,000 109,839
4.75%, 12/7/2046 140,000 124,326
5.01%, 4/4/2051(a) 255,000 238,011
4.61%, 4/25/2053(a) 5,000 4,388
Westpac Banking Corp.
3.13%, 11/18/2041 75,000 57,104
3,112,836
Beverages - 1 .2%
Coca-Cola Co. (The)
2.50%, 6/1/2040 40,000 29,829
4.20%, 3/25/2050 210,000 179,308
2.60%, 6/1/2050 10,000 6,357
3.00%, 3/5/2051 40,000 27,286
2.50%, 3/15/2051 55,000 33,777
5.30%, 5/13/2054 25,000 24,880
5.20%, 1/14/2055 75,000 73,655
2.75%, 6/1/2060 15,000 9,028
5.40%, 5/13/2064 115,000 114,400
Keurig Dr Pepper, Inc.
4.50%, 11/15/2045 25,000 21,044
5.09%, 5/25/2048 50,000 44,856
PepsiCo, Inc.
3.60%, 8/13/2042 20,000 16,440
5.25%, 7/17/2054 15,000 14,834
595,694

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Long Corporate Bond Index Fund (cont.)
263 FLEXSHARES ANNUAL REPORT
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Biotechnology - 1 .5%
AbbVie, Inc.
4.40%, 11/6/2042 $ 45,000 $ 40,663
4.25%, 11/21/2049 10,000 8,417
5.50%, 3/15/2064 20,000 20,030
Amgen, Inc.
5.60%, 3/2/2043 55,000 55,833
5.65%, 3/2/2053 50,000 49,900
5.75%, 3/2/2063 165,000 164,801
Biogen, Inc.
5.20%, 9/15/2045 115,000 106,714
3.25%, 2/15/2051 15,000 9,974
6.45%, 5/15/2055 20,000 21,323
Gilead Sciences, Inc.
4.50%, 2/1/2045 40,000 35,956
5.50%, 11/15/2054 15,000 15,130
5.60%, 11/15/2064 100,000 101,184
Regeneron Pharmaceuticals, Inc.
2.80%, 9/15/2050 100,000 62,733
692,658
Broadline Retail - 0 .4%
Amazon.com, Inc.
4.25%, 8/22/2057 145,000 120,218
eBay, Inc.
4.00%, 7/15/2042 15,000 12,529
3.65%, 5/10/2051 100,000 75,201
207,948
Building Products - 0 .5%
Johnson Controls International plc
4.95%, 7/2/2064(b) 50,000 43,997
Masco Corp.
4.50%, 5/15/2047 50,000 42,572
Trane Technologies Financing Ltd.
4.50%, 3/21/2049 105,000 91,422
Trane Technologies Holdco, Inc.
5.75%, 6/15/2043 50,000 52,694
4.30%, 2/21/2048 20,000 17,034
247,719
Capital Markets - 2 .1%
BlackRock Funding, Inc.
5.25%, 3/14/2054 15,000 14,734
Brookfield Finance, Inc.
5.97%, 3/4/2054 25,000 25,641
5.81%, 3/3/2055 40,000 40,143
Goldman Sachs Group, Inc. (The)
4.02%, 10/31/2038(a) 20,000 17,979
3.21%, 4/22/2042(a) 20,000 15,550
2.91%, 7/21/2042(a) 40,000 29,718
4.75%, 10/21/2045 20,000 18,314
5.56%, 11/19/2045(a) 125,000 126,600
Moody's Corp.
2.75%, 8/19/2041 5,000 3,627
5.25%, 7/15/2044 25,000 24,443
4.88%, 12/17/2048 35,000 31,904
3.25%, 5/20/2050 40,000 27,730
3.75%, 2/25/2052 75,000 57,367
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Capital Markets - 2.1% (continued)
Moody’s Corp. (continued)
3.10%, 11/29/2061 $ 185,000 $ 118,282
Morgan Stanley
4.30%, 1/27/2045 5,000 4,395
5.60%, 3/24/2051(a) 65,000 66,272
5.52%, 11/19/2055(a) 45,000 45,505
MSCI, Inc.
5.25%, 9/1/2035 40,000 40,145
Nasdaq, Inc.
6.10%, 6/28/2063 85,000 90,038
Raymond James Financial, Inc.
3.75%, 4/1/2051 100,000 75,152
S&P Global, Inc.
4.50%, 5/15/2048 20,000 17,384
3.90%, 3/1/2062 165,000 126,900
1,017,823
Chemicals - 1 .3%
CF Industries, Inc.
4.95%, 6/1/2043 70,000 64,126
5.38%, 3/15/2044 75,000 72,123
Dow Chemical Co. (The)
9.40%, 5/15/2039 10,000 12,982
Ecolab, Inc.
5.50%, 12/8/2041 15,000 15,504
2.70%, 12/15/2051 50,000 31,663
2.75%, 8/18/2055 47,000 29,012
FMC Corp.
6.38%, 5/18/2053 10,000 8,981
Linde, Inc.
3.55%, 11/7/2042 50,000 40,493
LYB International Finance BV
5.25%, 7/15/2043 35,000 31,200
LYB International Finance III LLC
4.20%, 10/15/2049 30,000 22,104
3.80%, 10/1/2060 25,000 16,062
LyondellBasell Industries NV
4.63%, 2/26/2055 25,000 19,490
RPM International, Inc.
5.25%, 6/1/2045 25,000 24,393
Sherwin-Williams Co. (The)
4.00%, 12/15/2042 25,000 20,873
4.50%, 6/1/2047 145,000 126,117
3.80%, 8/15/2049 70,000 53,727
2.90%, 3/15/2052 65,000 41,429
630,279
Commercial Services & Supplies - 0 .1%
Republic Services, Inc.
6.20%, 3/1/2040 20,000 22,146
5.70%, 5/15/2041 25,000 26,285
48,431
Communications Equipment - 1 .6%
Cisco Systems, Inc.
5.90%, 2/15/2039 160,000 173,885
5.50%, 1/15/2040 275,000 286,680
5.30%, 2/26/2054 115,000 112,319

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Long Corporate Bond Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 264
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Communications Equipment - 1.6% (continued)
Cisco Systems, Inc. (continued)
5.50%, 2/24/2055 $ 50,000 $ 50,475
5.35%, 2/26/2064 75,000 72,856
Motorola Solutions, Inc.
5.50%, 9/1/2044 30,000 29,780
Nokia OYJ
6.63%, 5/15/2039 40,000 43,270
769,265
Construction & Engineering - 0 .1%
Valmont Industries, Inc.
5.00%, 10/1/2044 50,000 46,868
5.25%, 10/1/2054 10,000 9,487
56,355
Construction Materials - 0 .1%
Martin Marietta Materials, Inc.
5.50%, 12/1/2054 5,000 5,004
Vulcan Materials Co.
4.50%, 6/15/2047 10,000 8,735
4.70%, 3/1/2048 10,000 8,997
5.70%, 12/1/2054 15,000 15,348
38,084
Consumer Staples Distribution & Retail - 1 .1%
Kroger Co. (The)
6.90%, 4/15/2038 50,000 57,286
5.15%, 8/1/2043 10,000 9,524
4.45%, 2/1/2047 30,000 25,603
5.65%, 9/15/2064 70,000 68,216
Sysco Corp.
5.38%, 9/21/2035 30,000 30,909
6.60%, 4/1/2040 50,000 55,868
4.85%, 10/1/2045 15,000 13,668
3.30%, 2/15/2050 50,000 34,991
6.60%, 4/1/2050 160,000 177,101
3.15%, 12/14/2051 80,000 53,592
526,758
Containers & Packaging - 0 .1%
Packaging Corp. of America
4.05%, 12/15/2049 45,000 36,228
3.05%, 10/1/2051 50,000 32,899
69,127
Diversified REITs - 0 .8%
GLP Capital LP
REIT, 5.75%, 11/1/2037 5,000 4,963
REIT, 6.25%, 9/15/2054 60,000 59,722
Simon Property Group LP
REIT, 4.75%, 3/15/2042 100,000 92,536
REIT, 5.85%, 3/8/2053 75,000 77,408
VICI Properties LP
REIT, 5.63%, 5/15/2052 70,000 66,308
REIT, 6.13%, 4/1/2054 60,000 60,535
361,472
Diversified Telecommunication Services - 2 .5%
AT&T, Inc.
5.55%, 8/15/2041 100,000 100,156
3.50%, 9/15/2053 190,000 130,014
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Diversified Telecommunication Services - 2.5% (continued)
AT&T, Inc. (continued)
3.55%, 9/15/2055 $ 25,000 $ 17,143
6.05%, 8/15/2056 200,000 205,591
3.80%, 12/1/2057 50,000 35,300
3.65%, 9/15/2059 85,000 57,595
Telefonica Emisiones SA
7.05%, 6/20/2036 195,000 219,848
5.21%, 3/8/2047 90,000 80,689
4.90%, 3/6/2048 50,000 42,876
Verizon Communications, Inc.
3.40%, 3/22/2041 375,000 294,613
2.85%, 9/3/2041 15,000 10,845
1,194,670
Electric Utilities - 7 .7%
AEP Texas, Inc.
Series G, 4.15%, 5/1/2049 25,000 19,612
3.45%, 5/15/2051 20,000 13,849
5.25%, 5/15/2052 50,000 46,515
5.85%, 10/15/2055 140,000 139,929
AEP Transmission Co. LLC
5.40%, 3/15/2053 35,000 34,770
Alabama Power Co.
5.50%, 3/15/2041 25,000 25,407
4.10%, 1/15/2042 25,000 21,666
3.13%, 7/15/2051 5,000 3,411
Appalachian Power Co.
Series L, 5.80%, 10/1/2035 10,000 10,555
7.00%, 4/1/2038 50,000 57,017
4.45%, 6/1/2045 25,000 21,283
Series Y, 4.50%, 3/1/2049 60,000 50,346
CenterPoint Energy Houston Electric LLC
4.50%, 4/1/2044 25,000 22,382
Duke Energy Corp.
4.80%, 12/15/2045 100,000 89,874
3.75%, 9/1/2046 40,000 30,839
4.20%, 6/15/2049 30,000 24,111
5.00%, 8/15/2052 190,000 171,610
6.10%, 9/15/2053 15,000 15,779
5.80%, 6/15/2054 15,000 15,151
Emera US Finance LP
4.75%, 6/15/2046 110,000 95,286
Evergy Kansas Central, Inc.
4.13%, 3/1/2042 130,000 111,607
4.10%, 4/1/2043 50,000 42,476
3.25%, 9/1/2049 165,000 114,756
Evergy Metro, Inc.
5.30%, 10/1/2041 20,000 19,821
FirstEnergy Corp.
Series C, 4.85%, 7/15/2047(b) 25,000 22,211
Series C, 3.40%, 3/1/2050 145,000 101,546
Georgia Power Co.
4.30%, 3/15/2042 140,000 124,085
4.30%, 3/15/2043 40,000 35,271
Series A, 3.25%, 3/15/2051 205,000 143,712

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Long Corporate Bond Index Fund (cont.)
265 FLEXSHARES ANNUAL REPORT
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Electric Utilities - 7.7% (continued)
Iberdrola International BV
6.75%, 7/15/2036 $ 10,000 $ 11,366
Idaho Power Co.
3.65%, 3/1/2045 20,000 15,058
Series K, 4.20%, 3/1/2048 25,000 20,940
5.50%, 3/15/2053 25,000 24,900
5.80%, 4/1/2054 20,000 20,692
Indiana Michigan Power Co.
3.25%, 5/1/2051 25,000 17,077
5.63%, 4/1/2053 30,000 30,433
International Transmission Co.
4.63%, 8/15/2043 45,000 39,881
Interstate Power and Light Co.
3.10%, 11/30/2051 25,000 16,498
Louisville Gas and Electric Co.
5.13%, 11/15/2040 20,000 19,734
4.38%, 10/1/2045 95,000 82,170
4.25%, 4/1/2049 45,000 37,144
MidAmerican Energy Co.
5.75%, 11/1/2035 75,000 80,402
Mississippi Power Co.
Series 12-A, 4.25%,
3/15/2042 25,000 21,864
Nevada Power Co.
Series N, 6.65%, 4/1/2036 10,000 11,287
Series R, 6.75%, 7/1/2037 25,000 28,503
5.38%, 9/15/2040 25,000 25,246
5.45%, 5/15/2041 35,000 35,462
Series EE, 3.13%, 8/1/2050 25,000 16,585
Series GG, 5.90%, 5/1/2053 25,000 25,755
Ohio Power Co.
Series F, 5.85%, 10/1/2035 35,000 36,977
Series R, 2.90%, 10/1/2051 25,000 15,675
Oklahoma Gas and Electric Co.
5.85%, 6/1/2040 10,000 10,568
5.25%, 5/15/2041 40,000 40,569
4.15%, 4/1/2047 40,000 33,096
5.80%, 4/1/2055 60,000 61,667
Pacific Gas and Electric Co.
4.95%, 7/1/2050 55,000 47,341
6.75%, 1/15/2053 20,000 21,602
PacifiCorp
6.25%, 10/15/2037 40,000 43,051
6.00%, 1/15/2039 25,000 26,440
4.13%, 1/15/2049 65,000 50,760
4.15%, 2/15/2050 225,000 175,586
3.30%, 3/15/2051 65,000 42,939
2.90%, 6/15/2052 25,000 15,271
5.35%, 12/1/2053 25,000 23,039
5.50%, 5/15/2054 15,000 14,160
Public Service Co. of Colorado
4.75%, 8/15/2041 50,000 46,209
5.75%, 5/15/2054 25,000 25,589
5.85%, 5/15/2055 20,000 20,710
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Electric Utilities - 7.7% (continued)
Public Service Co. of Oklahoma
5.45%, 1/15/2036 $ 155,000 $ 158,800
Series K, 3.15%, 8/15/2051 25,000 16,580
Southwestern Electric Power Co.
Series J, 3.90%, 4/1/2045 160,000 125,181
Series L, 3.85%, 2/1/2048 25,000 18,910
3.25%, 11/1/2051 25,000 16,822
Tampa Electric Co.
6.15%, 5/15/2037 10,000 10,807
4.20%, 5/15/2045 50,000 41,168
Tucson Electric Power Co.
3.25%, 5/1/2051 25,000 16,795
5.50%, 4/15/2053 25,000 24,408
5.90%, 4/15/2055 45,000 46,395
Wisconsin Electric Power Co.
3.65%, 12/15/2042 135,000 107,491
4.25%, 6/1/2044 10,000 8,492
4.30%, 12/15/2045 10,000 8,432
Wisconsin Power and Light Co.
7.60%, 10/1/2038 50,000 60,043
Wisconsin Public Service Corp.
4.75%, 11/1/2044 20,000 18,325
2.85%, 12/1/2051 50,000 32,109
3,667,881
Electrical Equipment - 0 .1%
ABB Finance USA, Inc.
4.38%, 5/8/2042 50,000 45,318
Electronic Equipment, Instruments & Components - 0 .6%
Amphenol Corp.
5.38%, 11/15/2054 30,000 29,747
Corning, Inc.
5.75%, 8/15/2040 50,000 52,139
4.75%, 3/15/2042 30,000 28,021
5.35%, 11/15/2048 50,000 49,003
5.45%, 11/15/2079 65,000 60,645
Tyco Electronics Group SA
7.13%, 10/1/2037 40,000 47,449
267,004
Entertainment - 0 .5%
Electronic Arts, Inc.
2.95%, 2/15/2051 70,000 63,892
NBCUniversal Media LLC
4.45%, 1/15/2043 85,000 72,810
Netflix, Inc.
5.40%, 8/15/2054 50,000 49,588
TWDC Enterprises 18 Corp.
Series E, 4.13%, 12/1/2041 50,000 43,733
Walt Disney Co. (The)
7.75%, 12/1/2045 10,000 13,103
243,126
Financial Services - 1 .8%
Apollo Global Management, Inc.
5.80%, 5/21/2054 65,000 65,380
Fidelity National Information Services, Inc.
4.50%, 8/15/2046 20,000 16,899

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Long Corporate Bond Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 266
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Financial Services - 1.8% (continued)
Fiserv, Inc.
4.40%, 7/1/2049 $ 20,000 $ 16,026
Mastercard, Inc.
3.80%, 11/21/2046 200,000 163,222
3.95%, 2/26/2048 35,000 28,988
3.85%, 3/26/2050 140,000 111,950
2.95%, 3/15/2051 25,000 16,746
National Rural Utilities Cooperative Finance
Corp.
4.30%, 3/15/2049 50,000 42,774
Shell International Finance BV
6.38%, 12/15/2038 55,000 62,242
4.38%, 5/11/2045 10,000 8,852
Visa, Inc.
4.15%, 12/14/2035 5,000 4,847
2.70%, 4/15/2040 25,000 19,265
4.30%, 12/14/2045 275,000 243,391
3.65%, 9/15/2047 15,000 11,885
Western Union Co. (The)
6.20%, 6/21/2040 20,000 20,617
Woodside Finance Ltd.
5.70%, 9/12/2054 50,000 48,050
881,134
Food Products - 1 .1%
Conagra Brands, Inc.
5.40%, 11/1/2048 25,000 22,893
General Mills, Inc.
5.40%, 6/15/2040 50,000 50,315
Ingredion, Inc.
6.63%, 4/15/2037 25,000 28,061
3.90%, 6/1/2050 60,000 45,411
Kellanova
4.50%, 4/1/2046 5,000 4,405
5.75%, 5/16/2054 65,000 66,568
Kraft Heinz Foods Co.
6.88%, 1/26/2039 65,000 72,472
5.00%, 6/4/2042 10,000 9,228
Mead Johnson Nutrition Co.
5.90%, 11/1/2039 50,000 53,395
4.60%, 6/1/2044 10,000 8,988
Mondelez International, Inc.
2.63%, 9/4/2050 25,000 15,153
Tyson Foods, Inc.
5.15%, 8/15/2044 50,000 47,273
4.55%, 6/2/2047 25,000 21,564
5.10%, 9/28/2048 60,000 55,415
501,141
Gas Utilities - 1 .0%
Atmos Energy Corp.
5.50%, 6/15/2041 185,000 191,595
4.30%, 10/1/2048 25,000 21,274
2.85%, 2/15/2052 90,000 57,540
5.75%, 10/15/2052 50,000 51,637
6.20%, 11/15/2053 10,000 10,991
5.00%, 12/15/2054 100,000 93,046
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Gas Utilities - 1.0% (continued)
Piedmont Natural Gas Co., Inc.
4.65%, 8/1/2043 $ 25,000 $ 22,770
3.64%, 11/1/2046 50,000 37,791
486,644
Ground Transportation - 3 .2%
Burlington Northern Santa Fe LLC
6.15%, 5/1/2037 15,000 16,731
5.75%, 5/1/2040 65,000 69,019
5.40%, 6/1/2041 25,000 25,651
4.95%, 9/15/2041 35,000 33,950
4.40%, 3/15/2042 25,000 22,532
4.38%, 9/1/2042 50,000 44,831
4.45%, 3/15/2043 75,000 67,727
5.15%, 9/1/2043 150,000 147,435
4.55%, 9/1/2044 25,000 22,536
4.70%, 9/1/2045 60,000 55,078
3.90%, 8/1/2046 45,000 36,567
4.15%, 12/15/2048 45,000 37,484
3.05%, 2/15/2051 25,000 16,934
3.30%, 9/15/2051 15,000 10,570
2.88%, 6/15/2052 20,000 12,862
4.45%, 1/15/2053 220,000 188,992
5.20%, 4/15/2054 70,000 67,000
Canadian National Railway Co.
4.50%, 11/7/2043 25,000 21,948
Canadian Pacific Railway Co.
6.13%, 9/15/2115 50,000 51,331
Uber Technologies, Inc.
5.35%, 9/15/2054 115,000 111,255
Union Pacific Corp.
3.25%, 2/5/2050 140,000 99,031
5.60%, 12/1/2054 50,000 50,653
3.95%, 8/15/2059 150,000 113,670
3.84%, 3/20/2060 105,000 77,716
5.15%, 1/20/2063 30,000 28,215
4.10%, 9/15/2067 50,000 38,151
3.75%, 2/5/2070 15,000 10,404
3.80%, 4/6/2071 25,000 17,585
3.85%, 2/14/2072 50,000 35,630
1,531,488
Health Care Equipment & Supplies - 1 .6%
Abbott Laboratories
4.75%, 11/30/2036 145,000 146,487
6.15%, 11/30/2037 30,000 33,839
6.00%, 4/1/2039 20,000 22,289
5.30%, 5/27/2040 105,000 109,057
4.90%, 11/30/2046 75,000 71,997
Boston Scientific Corp.
6.50%, 11/15/2035(b) 40,000 44,718
7.38%, 1/15/2040 30,000 36,465
4.70%, 3/1/2049 25,000 22,831
Covidien International Finance SA
6.55%, 10/15/2037 10,000 11,411
STERIS Irish FinCo. UnLtd Co.
3.75%, 3/15/2051 85,000 62,805

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Long Corporate Bond Index Fund (cont.)
267 FLEXSHARES ANNUAL REPORT
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Health Care Equipment & Supplies - 1.6% (continued)
Stryker Corp.
4.10%, 4/1/2043 $ 20,000 $ 17,190
4.38%, 5/15/2044 25,000 22,009
4.63%, 3/15/2046 90,000 81,684
2.90%, 6/15/2050 100,000 67,113
Zimmer Biomet Holdings, Inc.
4.25%, 8/15/2035 25,000 23,301
773,196
Health Care Providers & Services - 3 .6%
Cardinal Health, Inc.
4.60%, 3/15/2043 50,000 44,075
4.50%, 11/15/2044 25,000 21,571
4.90%, 9/15/2045 130,000 117,952
4.37%, 6/15/2047 40,000 33,636
5.75%, 11/15/2054 15,000 15,237
Cencora, Inc.
4.25%, 3/1/2045 35,000 29,632
4.30%, 12/15/2047 40,000 33,536
Cigna Group (The)
4.80%, 8/15/2038 15,000 14,276
3.20%, 3/15/2040 80,000 62,512
4.80%, 7/15/2046 20,000 18,002
3.88%, 10/15/2047 25,000 19,517
4.90%, 12/15/2048 40,000 36,071
5.60%, 2/15/2054 25,000 24,494
6.00%, 1/15/2056 95,000 98,110
CVS Health Corp.
5.05%, 3/25/2048 115,000 102,826
Elevance Health, Inc.
4.85%, 8/15/2054 25,000 21,695
HCA, Inc.
5.50%, 6/15/2047 40,000 38,417
5.25%, 6/15/2049 65,000 59,670
3.50%, 7/15/2051 5,000 3,463
4.63%, 3/15/2052 80,000 66,392
5.90%, 6/1/2053 40,000 39,821
6.00%, 4/1/2054 200,000 202,745
5.95%, 9/15/2054 40,000 40,122
6.20%, 3/1/2055 120,000 124,606
6.10%, 4/1/2064 10,000 10,109
Laboratory Corp. of America Holdings
4.70%, 2/1/2045 55,000 49,765
McKesson Corp.
4.88%, 3/15/2044 65,000 59,440
OhioHealth Corp.
Series 2020, 3.04%,
11/15/2050 120,000 83,381
UnitedHealth Group, Inc.
3.70%, 8/15/2049 345,000 259,861
1,730,934
Health Care REITs - 0 .1%
Ventas Realty LP
REIT, 5.70%, 9/30/2043 50,000 50,255
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Health Care REITs - 0.1% (continued)
Welltower OP LLC
REIT, 6.50%, 3/15/2041 $ 10,000 $ 11,205
61,460
Hotels, Restaurants & Leisure - 1 .4%
Marriott International, Inc.
5.50%, 4/15/2037 100,000 102,675
McDonald's Corp.
6.30%, 3/1/2038 45,000 49,931
3.63%, 5/1/2043 20,000 16,023
4.60%, 5/26/2045 40,000 35,738
4.88%, 12/9/2045 370,000 342,186
4.45%, 3/1/2047 30,000 25,961
3.63%, 9/1/2049 15,000 11,208
5.15%, 9/9/2052 65,000 61,485
5.45%, 8/14/2053 20,000 19,764
664,971
Household Durables - 0 .2%
DR Horton, Inc.
5.50%, 10/15/2035 70,000 72,696
Household Products - 0 .6%
Church & Dwight Co., Inc.
3.95%, 8/1/2047 25,000 20,080
5.00%, 6/15/2052 50,000 46,391
Colgate-Palmolive Co.
4.00%, 8/15/2045 15,000 12,855
3.70%, 8/1/2047 50,000 40,137
Kimberly-Clark Corp.
6.63%, 8/1/2037 40,000 46,643
5.30%, 3/1/2041 40,000 40,623
3.70%, 6/1/2043 75,000 61,435
3.90%, 5/4/2047 25,000 20,243
288,407
Independent Power and Renewable Electricity Producers - 0 .3%
Southern Power Co.
5.15%, 9/15/2041 50,000 48,372
5.25%, 7/15/2043 30,000 28,812
Series F, 4.95%, 12/15/2046 75,000 67,509
144,693
Industrial Conglomerates - 0 .0% (c)
Honeywell International, Inc.
5.25%, 3/1/2054 15,000 14,370
Industrial REITs - 0 .1%
Prologis LP
REIT, 2.13%, 10/15/2050 120,000 66,583
Insurance - 7 .1%
Aflac, Inc.
6.45%, 8/15/2040 20,000 22,062
4.00%, 10/15/2046 25,000 20,458
4.75%, 1/15/2049 50,000 45,414
Alleghany Corp.
4.90%, 9/15/2044 25,000 23,354
3.25%, 8/15/2051 40,000 27,829
Allstate Corp. (The)
4.20%, 12/15/2046 105,000 88,375
6.50%, 5/15/2057(a) 30,000 31,664

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Long Corporate Bond Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 268
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Insurance - 7.1% (continued)
American Financial Group, Inc.
4.50%, 6/15/2047 $ 50,000 $ 42,614
Aon Corp.
2.90%, 8/23/2051 5,000 3,160
3.90%, 2/28/2052 25,000 19,027
Aon Global Ltd.
4.25%, 12/12/2042 120,000 101,544
4.45%, 5/24/2043 20,000 17,476
4.60%, 6/14/2044 50,000 44,415
4.75%, 5/15/2045 50,000 45,192
Aon North America, Inc.
5.75%, 3/1/2054 135,000 136,338
Arch Capital Finance LLC
5.03%, 12/15/2046 30,000 28,333
Arch Capital Group Ltd.
3.64%, 6/30/2050 50,000 37,593
Arch Capital Group US, Inc.
5.14%, 11/1/2043 35,000 33,842
Arthur J Gallagher & Co.
3.50%, 5/20/2051 25,000 17,772
3.05%, 3/9/2052 15,000 9,719
5.75%, 3/2/2053 40,000 39,941
6.75%, 2/15/2054 25,000 28,160
5.75%, 7/15/2054 30,000 30,030
5.55%, 2/15/2055 80,000 77,712
Athene Holding Ltd.
3.95%, 5/25/2051 35,000 25,261
3.45%, 5/15/2052 40,000 26,130
6.25%, 4/1/2054 165,000 164,314
6.63%, 5/19/2055 25,000 26,171
Berkshire Hathaway Finance Corp.
4.20%, 8/15/2048 40,000 34,217
4.25%, 1/15/2049 115,000 99,039
3.85%, 3/15/2052 190,000 149,657
Brown & Brown, Inc.
4.95%, 3/17/2052 50,000 44,125
6.25%, 6/23/2055 85,000 89,390
Chubb Corp. (The)
6.00%, 5/11/2037 10,000 10,912
Everest Reinsurance Holdings, Inc.
3.13%, 10/15/2052 40,000 25,715
Fairfax Financial Holdings Ltd.
6.35%, 3/22/2054 40,000 42,319
6.10%, 3/15/2055 50,000 51,558
Hartford Insurance Group, Inc. (The)
5.95%, 10/15/2036 25,000 27,064
6.63%, 3/30/2040 80,000 90,372
6.10%, 10/1/2041 25,000 26,876
4.40%, 3/15/2048 35,000 30,383
Markel Group, Inc.
5.00%, 3/30/2043 25,000 22,835
5.00%, 4/5/2046 20,000 18,217
4.30%, 11/1/2047 10,000 8,232
5.00%, 5/20/2049 100,000 90,138
4.15%, 9/17/2050 10,000 7,903
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Insurance - 7.1% (continued)
Markel Group, Inc. (continued)
3.45%, 5/7/2052 $ 30,000 $ 20,778
6.00%, 5/16/2054 25,000 25,754
Marsh & McLennan Cos., Inc.
4.75%, 3/15/2039 25,000 24,271
5.35%, 11/15/2044 50,000 49,709
4.35%, 1/30/2047 25,000 21,632
4.90%, 3/15/2049 65,000 59,896
2.90%, 12/15/2051 50,000 32,329
6.25%, 11/1/2052 50,000 55,051
5.45%, 3/15/2053 250,000 247,809
5.70%, 9/15/2053 75,000 77,172
5.45%, 3/15/2054 25,000 24,863
5.40%, 3/15/2055 70,000 68,910
MetLife, Inc.
6.40%, 12/15/2036 25,000 26,377
Old Republic International Corp.
3.85%, 6/11/2051 50,000 36,758
Progressive Corp. (The)
4.35%, 4/25/2044 10,000 8,857
4.13%, 4/15/2047 110,000 93,325
Prudential Financial, Inc.
4.35%, 2/25/2050 25,000 21,182
3.70%, 3/13/2051 50,000 37,898
Transatlantic Holdings, Inc.
8.00%, 11/30/2039 50,000 63,070
Travelers Cos., Inc. (The)
5.70%, 7/24/2055 10,000 10,366
Trinity Acquisition plc
6.13%, 8/15/2043 20,000 20,499
Unum Group
5.75%, 8/15/2042 50,000 49,890
W R Berkley Corp.
6.25%, 2/15/2037 25,000 27,576
4.75%, 8/1/2044 25,000 23,254
4.00%, 5/12/2050 50,000 39,489
3.15%, 9/30/2061 50,000 31,812
Willis North America, Inc.
5.05%, 9/15/2048 30,000 27,415
3.88%, 9/15/2049 55,000 41,953
5.90%, 3/5/2054 50,000 50,672
3,401,419
Interactive Media & Services - 2 .4%
Alphabet, Inc.
5.25%, 5/15/2055 50,000 49,547
5.30%, 5/15/2065 225,000 221,082
Meta Platforms, Inc.
4.45%, 8/15/2052 160,000 133,905
5.60%, 5/15/2053 400,000 396,715
5.40%, 8/15/2054 50,000 48,147
4.65%, 8/15/2062 130,000 108,165
5.75%, 5/15/2063 135,000 134,588
5.55%, 8/15/2064 45,000 43,573
1,135,722

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Long Corporate Bond Index Fund (cont.)
269 FLEXSHARES ANNUAL REPORT
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
IT Services - 1 .3%
IBM International Capital Pte. Ltd.
5.25%, 2/5/2044 $ 50,000 $ 48,987
5.30%, 2/5/2054 100,000 94,949
International Business Machines Corp.
4.15%, 5/15/2039 50,000 44,967
4.00%, 6/20/2042 45,000 38,281
4.70%, 2/19/2046 225,000 203,140
4.25%, 5/15/2049 150,000 124,322
5.10%, 2/6/2053 50,000 46,486
5.70%, 2/10/2055 30,000 30,010
631,142
Leisure Products - 0 .2%
Brunswick Corp.
5.10%, 4/1/2052 15,000 12,102
Hasbro, Inc.
6.35%, 3/15/2040 50,000 52,716
Mattel, Inc.
6.20%, 10/1/2040 25,000 24,913
89,731
Machinery - 1 .0%
Dover Corp.
5.38%, 10/15/2035 25,000 26,038
6.60%, 3/15/2038 25,000 28,173
5.38%, 3/1/2041 55,000 55,021
Fortive Corp.
4.30%, 6/15/2046 25,000 20,977
Illinois Tool Works, Inc.
4.88%, 9/15/2041 50,000 48,526
3.90%, 9/1/2042 80,000 68,370
Ingersoll Rand, Inc.
5.70%, 6/15/2054 25,000 25,462
Otis Worldwide Corp.
3.11%, 2/15/2040 45,000 35,201
Parker-Hannifin Corp.
4.00%, 6/14/2049 115,000 94,100
Snap-on, Inc.
3.10%, 5/1/2050 50,000 34,783
Xylem, Inc.
4.38%, 11/1/2046 25,000 21,335
457,986
Media - 2 .9%
Charter Communications Operating LLC
6.48%, 10/23/2045 25,000 24,151
5.38%, 5/1/2047 20,000 16,969
4.80%, 3/1/2050 30,000 23,477
5.25%, 4/1/2053 150,000 122,119
5.50%, 4/1/2063 20,000 16,251
Comcast Corp.
5.35%, 5/15/2053 590,000 547,567
5.50%, 5/15/2064 85,000 78,452
Fox Corp.
5.48%, 1/25/2039 85,000 85,463
5.58%, 1/25/2049 175,000 169,887
Interpublic Group of Cos., Inc. (The)
3.38%, 3/1/2041 45,000 34,178
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Media - 2.9% (continued)
Interpublic Group of Cos., Inc. (The) (continued)
5.40%, 10/1/2048 $ 30,000 $ 28,157
Paramount Global
6.88%, 4/30/2036 50,000 52,583
4.38%, 3/15/2043 25,000 18,933
4.95%, 5/19/2050 40,000 31,246
Time Warner Cable LLC
7.30%, 7/1/2038 75,000 80,522
5.50%, 9/1/2041 50,000 44,853
1,374,808
Metals & Mining - 2 .2%
Barrick North America Finance LLC
5.70%, 5/30/2041 50,000 51,493
Barrick PD Australia Finance Pty. Ltd.
5.95%, 10/15/2039 25,000 26,584
BHP Billiton Finance USA Ltd.
5.00%, 9/30/2043 50,000 48,150
5.50%, 9/8/2053 20,000 20,310
Reliance, Inc.
6.85%, 11/15/2036 25,000 28,245
Rio Tinto Finance USA Ltd.
5.20%, 11/2/2040 30,000 30,145
2.75%, 11/2/2051 50,000 31,556
Rio Tinto Finance USA plc
4.13%, 8/21/2042 50,000 43,612
5.13%, 3/9/2053 45,000 42,764
5.75%, 3/14/2055 125,000 129,259
5.88%, 3/14/2065 155,000 162,221
Southern Copper Corp.
6.75%, 4/16/2040 40,000 45,670
5.25%, 11/8/2042 185,000 179,983
5.88%, 4/23/2045 30,000 31,482
Vale Overseas Ltd.
6.88%, 11/21/2036 35,000 39,773
6.88%, 11/10/2039 50,000 56,762
6.40%, 6/28/2054 95,000 98,970
1,066,979
Multi-Utilities - 1 .5%
Ameren Illinois Co.
4.80%, 12/15/2043 10,000 9,283
4.30%, 7/1/2044 25,000 21,628
5.63%, 3/1/2055 75,000 76,622
Berkshire Hathaway Energy Co.
5.95%, 5/15/2037 30,000 32,347
3.80%, 7/15/2048 65,000 50,256
4.45%, 1/15/2049 25,000 21,426
4.25%, 10/15/2050 25,000 20,503
2.85%, 5/15/2051 70,000 44,597
4.60%, 5/1/2053 35,000 30,221
Consolidated Edison Co. of New York, Inc.
4.50%, 5/15/2058 25,000 21,027
3.60%, 6/15/2061 25,000 17,560
Consumers Energy Co.
4.35%, 8/31/2064 75,000 59,943

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Long Corporate Bond Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 270
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Multi-Utilities - 1.5% (continued)
NiSource, Inc.
5.95%, 6/15/2041 $ 20,000 $ 21,064
5.80%, 2/1/2042 10,000 10,141
5.65%, 2/1/2045 25,000 24,982
4.38%, 5/15/2047 10,000 8,462
3.95%, 3/30/2048 65,000 51,807
Puget Sound Energy, Inc.
5.64%, 4/15/2041 5,000 5,035
4.30%, 5/20/2045 40,000 33,373
Southern Co. Gas Capital Corp.
5.88%, 3/15/2041 50,000 52,269
4.40%, 6/1/2043 35,000 30,273
3.95%, 10/1/2046 40,000 32,039
4.40%, 5/30/2047 25,000 21,203
Series 21A, 3.15%, 9/30/2051 25,000 16,394
712,455
Oil, Gas & Consumable Fuels - 11 .3%
Canadian Natural Resources Ltd.
6.50%, 2/15/2037 35,000 38,154
6.25%, 3/15/2038 75,000 80,032
6.75%, 2/1/2039 40,000 44,138
4.95%, 6/1/2047 50,000 44,370
Cenovus Energy, Inc.
5.40%, 6/15/2047 7,000 6,471
3.75%, 2/15/2052 100,000 71,102
ConocoPhillips Co.
6.60%, 10/1/2037 100,000 113,552
4.03%, 3/15/2062 275,000 204,258
Continental Resources, Inc.
4.90%, 6/1/2044 50,000 40,408
Coterra Energy, Inc.
5.90%, 2/15/2055 45,000 43,187
Devon Energy Corp.
5.60%, 7/15/2041 50,000 48,160
4.75%, 5/15/2042 10,000 8,675
5.00%, 6/15/2045 25,000 21,614
5.75%, 9/15/2054 25,000 23,008
Diamondback Energy, Inc.
6.25%, 3/15/2053 25,000 25,597
5.75%, 4/18/2054 20,000 19,273
5.90%, 4/18/2064 60,000 57,488
Eastern Energy Gas Holdings LLC
6.20%, 1/15/2055 45,000 47,408
Eastern Gas Transmission & Storage, Inc.
4.80%, 11/1/2043 25,000 22,620
3.90%, 11/15/2049 25,000 18,728
Enbridge Energy Partners LP
5.50%, 9/15/2040 40,000 40,083
7.38%, 10/15/2045 175,000 206,826
Enbridge, Inc.
4.50%, 6/10/2044 10,000 8,571
5.50%, 12/1/2046 55,000 54,600
4.00%, 11/15/2049 25,000 19,202
3.40%, 8/1/2051 30,000 20,684
6.70%, 11/15/2053 30,000 33,449
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels - 11.3% (continued)
Enbridge, Inc. (continued)
5.95%, 4/5/2054 $ 55,000 $ 56,459
Energy Transfer LP
6.50%, 2/1/2042 40,000 42,136
6.10%, 2/15/2042 15,000 15,220
4.95%, 1/15/2043 15,000 13,338
5.15%, 2/1/2043 100,000 90,506
5.30%, 4/1/2044 25,000 22,718
5.00%, 5/15/2044(b) 30,000 26,495
5.35%, 5/15/2045 25,000 22,863
6.13%, 12/15/2045 30,000 29,890
5.30%, 4/15/2047 50,000 44,963
5.40%, 10/1/2047 75,000 67,835
6.25%, 4/15/2049 175,000 174,639
5.00%, 5/15/2050 35,000 29,681
5.95%, 5/15/2054 100,000 96,526
6.05%, 9/1/2054 20,000 19,508
Enterprise Products Operating LLC
7.55%, 4/15/2038 20,000 24,168
5.95%, 2/1/2041 40,000 42,487
4.85%, 8/15/2042 360,000 335,922
5.10%, 2/15/2045 40,000 38,049
4.90%, 5/15/2046 40,000 36,784
4.25%, 2/15/2048 20,000 16,721
4.80%, 2/1/2049 15,000 13,483
3.70%, 1/31/2051 25,000 18,710
3.30%, 2/15/2053 10,000 6,845
4.95%, 10/15/2054 10,000 9,059
3.95%, 1/31/2060 100,000 74,924
EOG Resources, Inc.
5.35%, 1/15/2036 175,000 180,162
4.95%, 4/15/2050 50,000 45,582
5.65%, 12/1/2054 40,000 39,999
5.95%, 7/15/2055 50,000 52,156
Exxon Mobil Corp.
3.57%, 3/6/2045 150,000 119,537
3.10%, 8/16/2049 50,000 34,966
4.33%, 3/19/2050 235,000 201,978
3.45%, 4/15/2051 200,000 146,992
Hess Corp.
6.00%, 1/15/2040 35,000 38,102
5.60%, 2/15/2041 60,000 62,772
Kinder Morgan Energy Partners LP
6.50%, 2/1/2037 25,000 27,229
5.63%, 9/1/2041 25,000 24,894
5.00%, 8/15/2042 25,000 23,112
5.50%, 3/1/2044 25,000 24,270
5.40%, 9/1/2044 30,000 28,683
Kinder Morgan, Inc.
5.95%, 8/1/2054 10,000 10,093
Occidental Petroleum Corp.
7.95%, 6/15/2039 35,000 41,266
4.63%, 6/15/2045 20,000 16,086
6.60%, 3/15/2046 10,000 10,464
4.20%, 3/15/2048 110,000 82,923

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Long Corporate Bond Index Fund (cont.)
271 FLEXSHARES ANNUAL REPORT
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels - 11.3% (continued)
Occidental Petroleum Corp. (continued)
4.40%, 8/15/2049 $ 25,000 $ 19,095
ONEOK, Inc.
4.85%, 2/1/2049 40,000 34,176
7.15%, 1/15/2051 20,000 22,164
6.63%, 9/1/2053 25,000 26,308
6.25%, 10/15/2055 160,000 160,198
Plains All American Pipeline LP
5.15%, 6/1/2042 35,000 31,853
Spectra Energy Partners LP
5.95%, 9/25/2043 30,000 30,630
4.50%, 3/15/2045 15,000 12,997
Suncor Energy, Inc.
6.80%, 5/15/2038 125,000 138,052
6.50%, 6/15/2038 40,000 43,207
6.85%, 6/1/2039 50,000 55,711
4.00%, 11/15/2047 40,000 30,769
3.75%, 3/4/2051 5,000 3,603
Targa Resources Corp.
6.25%, 7/1/2052 15,000 15,315
TotalEnergies Capital SA
5.64%, 4/5/2064 50,000 49,712
5.43%, 9/10/2064 60,000 57,491
TransCanada PipeLines Ltd.
6.20%, 10/15/2037 110,000 118,434
7.63%, 1/15/2039 75,000 89,858
6.10%, 6/1/2040 30,000 31,709
5.00%, 10/16/2043 25,000 23,587
Transcontinental Gas Pipe Line Co. LLC
5.40%, 8/15/2041 40,000 39,544
Valero Energy Corp.
6.63%, 6/15/2037 35,000 38,704
Western Midstream Operating LP
5.45%, 4/1/2044 70,000 63,164
5.30%, 3/1/2048 75,000 64,700
5.50%, 8/15/2048 25,000 22,008
5.25%, 2/1/2050(b) 120,000 103,466
Williams Cos., Inc. (The)
5.80%, 11/15/2043 15,000 15,136
4.90%, 1/15/2045 40,000 36,349
XTO Energy, Inc.
6.75%, 8/1/2037 50,000 57,512
5,378,305
Pharmaceuticals - 2 .9%
AstraZeneca plc
6.45%, 9/15/2037 40,000 45,719
Eli Lilly & Co.
5.95%, 11/15/2037 30,000 32,864
3.95%, 3/15/2049 120,000 98,312
4.15%, 3/15/2059 45,000 36,336
5.10%, 2/9/2064 50,000 47,271
5.20%, 8/14/2064 100,000 95,672
5.60%, 2/12/2065 50,000 51,543
5.65%, 10/15/2065 35,000 36,051
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Pharmaceuticals - 2.9% (continued)
Johnson & Johnson
5.85%, 7/15/2038 $ 5,000 $ 5,532
Merck & Co., Inc.
6.55%, 9/15/2037 50,000 57,640
3.60%, 9/15/2042 45,000 36,636
3.70%, 2/10/2045 210,000 169,138
2.90%, 12/10/2061 30,000 17,969
5.15%, 5/17/2063 125,000 118,365
Novartis Capital Corp.
4.70%, 9/18/2054 65,000 59,275
Pfizer Investment Enterprises Pte. Ltd.
5.30%, 5/19/2053 40,000 38,692
5.34%, 5/19/2063 130,000 123,337
Royalty Pharma plc
3.55%, 9/2/2050 50,000 35,264
5.90%, 9/2/2054 50,000 50,288
Utah Acquisition Sub, Inc.
5.25%, 6/15/2046 15,000 12,413
Zoetis, Inc.
4.70%, 2/1/2043 160,000 148,396
4.45%, 8/20/2048 35,000 30,432
3.00%, 5/15/2050 50,000 33,824
1,380,969
Professional Services - 0 .2%
Verisk Analytics, Inc.
5.13%, 2/15/2036 55,000 55,329
5.50%, 6/15/2045 25,000 24,877
3.63%, 5/15/2050 25,000 18,526
98,732
Residential REITs - 0 .0% (c)
ERP Operating LP
REIT, 4.50%, 7/1/2044 15,000 13,404
Retail REITs - 0 .1%
Kimco Realty OP LLC
REIT, 5.30%, 2/1/2036 45,000 46,086
Semiconductors & Semiconductor Equipment - 3 .3%
Advanced Micro Devices, Inc.
4.39%, 6/1/2052 25,000 21,534
Analog Devices, Inc.
5.30%, 12/15/2045 30,000 29,545
5.30%, 4/1/2054 15,000 14,708
Applied Materials, Inc.
5.85%, 6/15/2041 70,000 74,691
Broadcom, Inc.
3.19%, 11/15/2036(d) 40,000 34,138
4.93%, 5/15/2037(d) 190,000 189,180
3.50%, 2/15/2041 95,000 78,547
KLA Corp.
5.00%, 3/15/2049 95,000 89,698
4.95%, 7/15/2052 100,000 93,233
5.25%, 7/15/2062 50,000 48,116
Lam Research Corp.
4.88%, 3/15/2049 80,000 74,695
3.13%, 6/15/2060 20,000 12,849

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Long Corporate Bond Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 272
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Semiconductors & Semiconductor Equipment - 3.3% (continued)
Micron Technology, Inc.
6.05%, 11/1/2035 $ 105,000 $ 112,494
NVIDIA Corp.
3.70%, 4/1/2060 95,000 72,229
NXP BV
3.25%, 5/11/2041 15,000 11,389
3.13%, 2/15/2042 35,000 25,921
QUALCOMM, Inc.
4.80%, 5/20/2045 75,000 69,988
4.30%, 5/20/2047 200,000 171,543
4.50%, 5/20/2052 30,000 25,992
6.00%, 5/20/2053 80,000 85,711
Texas Instruments, Inc.
4.15%, 5/15/2048 50,000 41,780
4.10%, 8/16/2052 10,000 8,114
5.15%, 2/8/2054 160,000 153,509
5.05%, 5/18/2063 55,000 50,495
1,590,099
Software - 3 .4%
AppLovin Corp.
5.95%, 12/1/2054 60,000 60,116
Intuit, Inc.
5.50%, 9/15/2053 145,000 145,629
Microsoft Corp.
2.53%, 6/1/2050 155,000 97,309
2.92%, 3/17/2052 80,000 53,952
4.75%, 11/3/2055 50,000 46,769
2.68%, 6/1/2060 300,000 177,488
3.04%, 3/17/2062 60,000 38,666
Oracle Corp.
3.60%, 4/1/2040 120,000 93,976
3.60%, 4/1/2050 30,000 20,346
3.95%, 3/25/2051 280,000 199,625
6.90%, 11/9/2052 110,000 117,289
5.55%, 2/6/2053 25,000 22,457
5.38%, 9/27/2054 25,000 21,977
6.00%, 8/3/2055 140,000 133,912
3.85%, 4/1/2060 140,000 92,540
5.50%, 9/27/2064 50,000 43,596
6.13%, 8/3/2065 50,000 47,779
Salesforce, Inc.
2.70%, 7/15/2041 50,000 36,697
3.05%, 7/15/2061 200,000 124,824
Synopsys, Inc.
5.70%, 4/1/2055 40,000 40,410
1,615,357
Specialized REITs - 0 .1%
Public Storage Operating Co.
REIT, 5.35%, 8/1/2053 35,000 34,606
Specialty Retail - 3 .2%
Dick's Sporting Goods, Inc.
4.10%, 1/15/2052 90,000 67,145
Home Depot, Inc. (The)
5.88%, 12/16/2036 125,000 135,772
3.30%, 4/15/2040 15,000 12,356
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Specialty Retail - 3.2% (continued)
Home Depot, Inc. (The) (continued)
5.40%, 9/15/2040 $ 190,000 $ 196,267
5.95%, 4/1/2041 25,000 26,940
4.20%, 4/1/2043 20,000 17,462
4.88%, 2/15/2044 50,000 47,299
4.40%, 3/15/2045 60,000 52,935
4.25%, 4/1/2046 5,000 4,304
3.90%, 6/15/2047 45,000 36,292
4.50%, 12/6/2048 25,000 21,962
3.63%, 4/15/2052 195,000 145,860
4.95%, 9/15/2052 30,000 27,916
5.30%, 6/25/2054 60,000 58,610
3.50%, 9/15/2056 60,000 42,866
5.40%, 6/25/2064 50,000 49,206
Lowe's Cos., Inc.
5.00%, 4/15/2040 10,000 9,703
2.80%, 9/15/2041 30,000 21,715
5.00%, 9/15/2043 45,000 43,770
3.70%, 4/15/2046 55,000 42,212
4.05%, 5/3/2047 55,000 44,154
3.00%, 10/15/2050 75,000 48,657
4.25%, 4/1/2052 35,000 28,029
5.63%, 4/15/2053 60,000 59,244
5.75%, 7/1/2053 50,000 50,137
4.45%, 4/1/2062 100,000 79,901
5.80%, 9/15/2062 75,000 74,991
5.85%, 4/1/2063 40,000 40,250
TJX Cos., Inc. (The)
4.50%, 4/15/2050 30,000 26,564
1,512,519
Technology Hardware, Storage & Peripherals - 2 .0%
Apple, Inc.
2.38%, 2/8/2041 75,000 53,901
3.85%, 5/4/2043 40,000 34,090
3.45%, 2/9/2045 70,000 55,333
4.38%, 5/13/2045 75,000 67,571
4.65%, 2/23/2046 75,000 69,922
3.75%, 11/13/2047 60,000 48,257
2.40%, 8/20/2050 55,000 33,303
2.65%, 2/8/2051 135,000 85,596
2.70%, 8/5/2051 10,000 6,356
3.95%, 8/8/2052 70,000 56,655
2.80%, 2/8/2061 165,000 99,409
2.85%, 8/5/2061 110,000 66,684
4.10%, 8/8/2062 260,000 208,720
HP, Inc.
6.00%, 9/15/2041 55,000 56,357
942,154
Tobacco - 3 .8%
Altria Group, Inc.
5.80%, 2/14/2039 120,000 123,584
3.40%, 2/4/2041 15,000 11,562
4.25%, 8/9/2042 60,000 50,266
4.50%, 5/2/2043 50,000 42,885
5.38%, 1/31/2044 375,000 365,822

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Long Corporate Bond Index Fund (cont.)
273 FLEXSHARES ANNUAL REPORT
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Tobacco - 3.8% (continued)
Altria Group, Inc. (continued)
3.88%, 9/16/2046 $ 60,000 $ 45,701
5.95%, 2/14/2049 160,000 162,358
4.45%, 5/6/2050 25,000 20,246
3.70%, 2/4/2051 50,000 35,773
4.00%, 2/4/2061 40,000 29,204
BAT Capital Corp.
4.39%, 8/15/2037 35,000 32,158
3.73%, 9/25/2040 25,000 20,318
4.54%, 8/15/2047 40,000 33,530
4.76%, 9/6/2049 25,000 21,334
3.98%, 9/25/2050 10,000 7,451
5.65%, 3/16/2052 5,000 4,772
7.08%, 8/2/2053 115,000 131,455
Philip Morris International, Inc.
6.38%, 5/16/2038 60,000 67,057
4.38%, 11/15/2041 50,000 44,661
4.50%, 3/20/2042 50,000 44,907
3.88%, 8/21/2042 65,000 53,784
4.13%, 3/4/2043 265,000 226,322
Reynolds American, Inc.
5.70%, 8/15/2035 5,000 5,207
7.25%, 6/15/2037 20,000 23,062
5.85%, 8/15/2045 210,000 208,177
1,811,596
Trading Companies & Distributors - 0 .4%
WW Grainger, Inc.
4.60%, 6/15/2045 85,000 77,651
3.75%, 5/15/2046 30,000 24,058
4.20%, 5/15/2047 95,000 80,643
182,352
Water Utilities - 0 .2%
Essential Utilities, Inc.
5.30%, 5/1/2052 100,000 94,028
Wireless Telecommunication Services - 1 .5%
America Movil SAB de CV
6.13%, 3/30/2040 60,000 64,576
T-Mobile USA, Inc.
5.65%, 1/15/2053 20,000 19,672
5.75%, 1/15/2054 25,000 24,886
5.50%, 1/15/2055 10,000 9,626
5.25%, 6/15/2055 25,000 23,181
5.88%, 11/15/2055 75,000 76,075
3.60%, 11/15/2060 715,000 484,043
5.80%, 9/15/2062 15,000 14,987
717,046
Total Corporate Bonds
(Cost $45,647,088) 45,933,844
Investments
Principal
Amount Value
U.S. TREASURY OBLIGATIONS - 2 .2%
U.S. Treasury Bonds
5.00%, 5/15/2045 (Cost
$1,048,750)
$ 1,000,000
$ 1,046,563
Total Investments - 98.4%
(Cost $46,695,838) 46,980,407
Other assets less liabilities - 1.6% 754,685
NET ASSETS - 100.0% $47,735,092
(a) Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in
effect as of period end.
(b) Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the
future at a contingent upon predetermined trigger. The
interest rate shown was the current rate as of October
31, 2025.
(c) Represents less than 0.05% of net assets.
(d) Security exempt from registration pursuant to Rule 144A
under the Securities Act of 1933, as amended. These
securities may be resold in transactions exempt from
registration to qualified institutional investors. At October
31, 2025, the value of these securities amounted to
approximately $223,318 or 0.47% of net assets.
Percentages shown are based on Net Assets.
Abbreviations
OYJ — Public Limited Company
REIT — Real Estate Investment Trust
As of October 31, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 738,461
Aggregate gross unrealized depreciation (534,656)
Net unrealized appreciation $ 203,805
Federal income tax cost $ 46,776,602

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Long Corporate Bond Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 274
Security Type % of Net Assets
Corporate Bonds 96 .2%
U.S. Treasury Obligations 2 .2
Others
(1)
1 .6
100 .0%
(1)
Includes any other net assets/(liabilities).

275 FLEXSHARES ANNUAL REPORT
See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares® Trust
Schedule of Investments
FlexShares
®
High Yield Value-Scored Bond Index Fund
October 31, 2025
Investments
Principal
Amount Value
CORPORATE BONDS - 97 .4%
Aerospace & Defense - 2 .3%
ATI, Inc.
4.88%, 10/1/2029(a) $ 50,000 $ 49,741
5.13%, 10/1/2031(a) 95,000 94,189
Axon Enterprise, Inc.
6.13%, 3/15/2030(b) 595,000 611,088
Bombardier, Inc.
6.00%, 2/15/2028(a)(b) 185,000 185,441
7.45%, 5/1/2034(b) 250,000 277,724
BWX Technologies, Inc.
4.13%, 6/30/2028(b) 1,455,000 1,421,313
4.13%, 4/15/2029(a)(b) 1,424,000 1,388,284
Moog, Inc.
4.25%, 12/15/2027(a)(b) 1,395,000 1,379,466
TransDigm, Inc.
6.75%, 8/15/2028(b) 3,730,000 3,803,582
4.63%, 1/15/2029(a) 2,950,000 2,901,614
6.38%, 3/1/2029(b) 3,015,000 3,096,963
4.88%, 5/1/2029(a) 1,276,000 1,264,252
6.88%, 12/15/2030(a)(b) 895,000 929,201
7.13%, 12/1/2031(a)(b) 2,340,000 2,441,242
6.63%, 3/1/2032(b) 1,800,000 1,861,342
6.00%, 1/15/2033(b) 2,105,000 2,138,434
6.38%, 5/31/2033(b) 4,700,000 4,790,860
28,634,736
Air Freight & Logistics - 0 .2%
Rand Parent LLC
8.50%, 2/15/2030(a)(b) 2,265,000 2,315,453
Stonepeak Nile Parent LLC
7.25%, 3/15/2032(a)(b) 500,000 528,791
2,844,244
Automobile Components - 3 .3%
Adient Global Holdings Ltd.
8.25%, 4/15/2031(a)(b) 685,000 715,564
7.50%, 2/15/2033(a)(b) 1,560,000 1,612,558
Allison Transmission, Inc.
3.75%, 1/30/2031(a)(b) 1,373,000 1,267,674
American Axle & Manufacturing, Inc.
6.88%, 7/1/2028 213,000 213,421
5.00%, 10/1/2029 850,000 807,779
7.75%, 10/15/2033(a)(b) 5,885,000 5,893,289
Aptiv Swiss Holdings Ltd.
6.88%, 12/15/2054(a)(c) 450,000 459,440
Clarios Global LP
6.75%, 5/15/2028(a)(b) 1,480,000 1,515,930
6.75%, 2/15/2030(b) 2,225,000 2,306,613
6.75%, 9/15/2032(a)(b) 6,490,000 6,640,451
Dornoch Debt Merger Sub, Inc.
6.63%, 10/15/2029(b) 850,000 724,105
Garrett Motion Holdings, Inc.
7.75%, 5/31/2032(a)(b) 3,880,000 4,083,370
Goodyear Tire & Rubber Co. (The)
5.63%, 4/30/2033 2,360,000 2,127,561
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Automobile Components - 3.3% (continued)
Icahn Enterprises LP
5.25%, 5/15/2027(a) $ 850,000 $ 835,294
9.75%, 1/15/2029(a) 750,000 752,663
4.38%, 2/1/2029(a) 250,000 215,020
10.00%, 11/15/2029(b) 300,000 301,099
9.00%, 6/15/2030(a) 600,000 577,504
IHO Verwaltungs GmbH
6.37%, 5/15/2029(b)(d) 1,730,000 1,723,657
7.75%, 11/15/2030(b)(d) 200,000 207,195
8.00%, 11/15/2032(b)(d) 600,000 625,591
JB Poindexter & Co., Inc.
8.75%, 12/15/2031(b) 1,250,000 1,308,078
Patrick Industries, Inc.
4.75%, 5/1/2029(a)(b) 640,000 629,779
6.38%, 11/1/2032(b) 200,000 203,919
Phinia, Inc.
6.75%, 4/15/2029(b) 265,000 273,378
6.63%, 10/15/2032(b) 200,000 205,729
Real Hero Merger Sub 2, Inc.
6.25%, 2/1/2029(b) 1,775,000 1,061,432
Tenneco, Inc.
8.00%, 11/17/2028(a)(b) 1,585,000 1,580,676
ZF North America Capital, Inc.
6.88%, 4/14/2028(a)(b) 490,000 493,013
7.13%, 4/14/2030(b) 500,000 486,736
6.75%, 4/23/2030(a)(b) 90,000 85,673
7.50%, 3/24/2031(b) 555,000 533,683
40,467,874
Automobiles - 0 .6%
Jaguar Land Rover Automotive plc
4.50%, 10/1/2027(b) 1,775,000 1,750,073
5.88%, 1/15/2028(a)(b) 1,476,000 1,476,694
5.50%, 7/15/2029(b) 1,157,000 1,156,046
PM General Purchaser LLC
9.50%, 10/1/2028(a)(b) 1,520,000 1,314,630
Thor Industries, Inc.
4.00%, 10/15/2029(a)(b) 1,390,000 1,322,674
7,020,117
Banks - 0 .0% (e)
Armor Holdco, Inc.
8.50%, 11/15/2029(b) 310,000 310,512
Broadline Retail - 0 .9%
ANGI Group LLC
3.88%, 8/15/2028(b) 675,000 620,748
Getty Images, Inc.
11.25%, 2/21/2030(b) 3,750,000 3,722,203
Kohl's Corp.
10.00%, 6/1/2030(a)(b) 500,000 543,117
5.55%, 7/17/2045 400,000 259,600
Macy's Retail Holdings LLC
5.88%, 3/15/2030(b) 60,000 59,995
6.13%, 3/15/2032(a)(b) 1,500,000 1,507,248
6.70%, 7/15/2034(b) 1,850,000 1,738,593

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored Bond Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 276
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Broadline Retail - 0.9% (continued)
Macy’s Retail Holdings LLC (continued)
4.50%, 12/15/2034 $ 750,000 $ 667,506
5.13%, 1/15/2042 250,000 203,598
Match Group Holdings II LLC
3.63%, 10/1/2031(a)(b) 150,000 135,969
Nordstrom, Inc.
4.00%, 3/15/2027 350,000 342,867
4.38%, 4/1/2030(a) 300,000 283,714
5.00%, 1/15/2044(a) 1,500,000 1,125,634
11,210,792
Building Products - 1 .1%
Builders FirstSource, Inc.
6.75%, 5/15/2035(a)(b) 1,450,000 1,522,430
CP Atlas Buyer, Inc.
9.75%, 7/15/2030(a)(b) 500,000 521,586
+ 0.00%), 7.00%,
1/15/2031(b)(d)(f) 500,000 482,055
EMRLD Borrower LP
6.63%, 12/15/2030(b) 2,130,000 2,189,706
Griffon Corp.
5.75%, 3/1/2028 1,710,000 1,709,841
Masterbrand, Inc.
7.00%, 7/15/2032(b) 331,000 343,344
Miter Brands Acquisition Holdco, Inc.
6.75%, 4/1/2032(b) 975,000 1,000,791
MIWD Holdco II LLC
5.50%, 2/1/2030(a)(b) 590,000 572,477
Oscar Acquisition Co. LLC
9.50%, 4/15/2030(b) 1,090,000 793,601
Smyrna Ready Mix Concrete LLC
6.00%, 11/1/2028(a)(b) 1,162,000 1,158,241
8.88%, 11/15/2031(a)(b) 1,145,000 1,205,684
Standard Industries, Inc.
4.38%, 7/15/2030(a)(b) 440,000 424,361
3.38%, 1/15/2031(a)(b) 380,000 346,063
Wilsonart LLC
11.00%, 8/15/2032(b) 900,000 850,014
13,120,194
Capital Markets - 0 .9%
AG Issuer LLC
6.25%, 3/1/2028(b) 375,000 375,274
Aretec Group, Inc.
7.50%, 4/1/2029(b) 350,000 352,875
10.00%, 8/15/2030(b) 1,040,000 1,131,575
BlackRock TCP Capital Corp.
6.95%, 5/30/2029 750,000 761,649
Coinbase Global, Inc.
3.38%, 10/1/2028(b) 850,000 808,497
3.63%, 10/1/2031(b) 400,000 357,509
Compass Group Diversified Holdings LLC
5.25%, 4/15/2029(a)(b) 2,352,110 2,130,559
Dresdner Funding Trust I
8.15%, 6/30/2031(b) 1,175,000 1,299,989
Hightower Holding LLC
6.75%, 4/15/2029(b) 250,000 250,265
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Capital Markets - 0.9% (continued)
Jane Street Group
4.50%, 11/15/2029(a)(b) $ 335,000 $ 325,541
Prospect Capital Corp.
3.36%, 11/15/2026 250,000 242,159
3.44%, 10/15/2028 50,000 44,983
Stonex Escrow Issuer LLC
6.88%, 7/15/2032(a)(b) 50,000 51,730
StoneX Group, Inc.
7.88%, 3/1/2031(b) 300,000 317,729
VFH Parent LLC
7.50%, 6/15/2031(b) 3,025,000 3,165,554
11,615,888
Chemicals - 2 .8%
Ashland, Inc.
3.38%, 9/1/2031(a)(b) 807,000 719,349
6.88%, 5/15/2043 515,000 535,047
ASP Unifrax Holdings, Inc.
5.85%, 9/30/2029(b)(d) 3,028,211 1,110,643
Axalta Coating Systems Dutch Holding B BV
7.25%, 2/15/2031(a)(b) 1,155,000 1,210,972
Axalta Coating Systems LLC
4.75%, 6/15/2027(b) 150,000 149,634
3.38%, 2/15/2029(a)(b) 300,000 285,425
Cerdia Finanz GmbH
9.38%, 10/3/2031(b) 1,550,000 1,614,811
Consolidated Energy Finance SA
5.63%, 10/15/2028(a)(b) 1,290,000 876,013
12.00%, 2/15/2031(a)(b) 1,420,000 1,009,194
CVR Partners LP
6.13%, 6/15/2028(a)(b) 3,930,000 3,926,284
Element Solutions, Inc.
3.88%, 9/1/2028(b) 1,070,000 1,035,546
FMC Corp.
8.45%, 11/1/2055(a)(c) 1,400,000 1,358,667
GPD Cos., Inc.
10.13%, 12/31/2029(b)(d) 359,085 197,958
HB Fuller Co.
4.00%, 2/15/2027 265,000 261,142
4.25%, 10/15/2028 1,730,000 1,682,734
Herens Holdco Sarl
4.75%, 5/15/2028(b) 315,000 265,908
INEOS Finance plc
6.75%, 5/15/2028(b) 960,000 905,388
7.50%, 4/15/2029(a)(b) 1,385,000 1,289,635
INEOS Quattro Finance 2 plc
9.63%, 3/15/2029(a)(b) 1,100,000 1,030,909
Ingevity Corp.
3.88%, 11/1/2028(a)(b) 505,000 486,613
Innophos Holdings, Inc.
11.50%, 6/15/2029(b) 550,000 522,500
Maxam Prill Sarl
7.75%, 7/15/2030(b) 700,000 714,903
Methanex Corp.
5.13%, 10/15/2027 240,000 240,574
5.65%, 12/1/2044(a) 15,000 13,051

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored Bond Index Fund (cont.)
277 FLEXSHARES ANNUAL REPORT
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Chemicals - 2.8% (continued)
Methanex US Operations, Inc.
6.25%, 3/15/2032(a)(b) $ 300,000 $ 305,183
NOVA Chemicals Corp.
5.25%, 6/1/2027(b) 840,000 841,902
9.00%, 2/15/2030(b) 450,000 481,219
Nufarm Australia Ltd.
5.00%, 1/27/2030(b) 2,600,000 2,316,165
Olin Corp.
6.63%, 4/1/2033(a)(b) 150,000 148,541
Olympus Water US Holding Corp.
4.25%, 10/1/2028(b) 350,000 335,284
6.25%, 10/1/2029(b) 200,000 194,949
Rain Carbon, Inc.
12.25%, 9/1/2029(a)(b) 2,150,000 2,289,559
SCIH Salt Holdings, Inc.
4.88%, 5/1/2028(b) 1,478,000 1,461,848
SCIL IV LLC
5.38%, 11/1/2026(a)(b) 705,000 703,768
Scotts Miracle-Gro Co. (The)
4.38%, 2/1/2032 1,250,000 1,155,557
SK Invictus Intermediate II Sarl
5.00%, 10/30/2029(b) 330,000 324,498
Vibrantz Technologies, Inc.
9.00%, 2/15/2030(a)(b) 2,000,000 1,063,996
WR Grace Holdings LLC
4.88%, 6/15/2027(a)(b) 298,000 295,308
5.63%, 8/15/2029(a)(b) 1,250,000 1,143,799
7.38%, 3/1/2031(a)(b) 35,000 35,067
34,539,543
Commercial Services & Supplies - 2 .3%
ADT Security Corp. (The)
4.13%, 8/1/2029(a)(b) 585,000 566,509
4.88%, 7/15/2032(a)(b) 471,000 456,106
Allied Universal Holdco LLC
4.63%, 6/1/2028(b) 1,175,000 1,150,438
6.00%, 6/1/2029(a)(b) 475,000 464,368
7.88%, 2/15/2031(b) 690,000 718,439
APi Group DE, Inc.
4.13%, 7/15/2029(a)(b) 600,000 579,124
4.75%, 10/15/2029(b) 275,000 269,465
Brink's Co. (The)
4.63%, 10/15/2027(b) 335,000 332,735
Cimpress plc
7.38%, 9/15/2032(a)(b) 1,900,000 1,931,042
Clean Harbors, Inc.
5.13%, 7/15/2029(a)(b) 50,000 49,869
6.38%, 2/1/2031(b) 235,000 240,762
CoreCivic, Inc.
4.75%, 10/15/2027 220,000 218,138
8.25%, 4/15/2029(a) 450,000 473,897
Deluxe Corp.
8.00%, 6/1/2029(a)(b) 4,080,000 4,042,373
8.13%, 9/15/2029(a)(b) 1,150,000 1,204,761
Garda World Security Corp.
4.63%, 2/15/2027(b) 445,000 441,515
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Commercial Services & Supplies - 2.3% (continued)
Garda World Security Corp. (continued)
7.75%, 2/15/2028(a)(b) $ 320,000 $ 327,443
8.25%, 8/1/2032(b) 475,000 483,333
8.38%, 11/15/2032(b) 815,000 829,245
GEO Group, Inc. (The)
8.63%, 4/15/2029 590,000 622,638
10.25%, 4/15/2031 615,000 673,488
GFL Environmental, Inc.
4.00%, 8/1/2028(b) 1,270,000 1,242,380
4.75%, 6/15/2029(a)(b) 460,000 455,144
Interface, Inc.
5.50%, 12/1/2028(a)(b) 280,000 279,571
Luna 1.5 Sarl
12.00%, 7/1/2032(b)(d) 1,170,000 1,212,843
Pitney Bowes, Inc.
6.88%, 3/15/2027(b) 1,330,000 1,335,871
Prime Security Services Borrower LLC
3.38%, 8/31/2027(a)(b) 1,565,000 1,524,097
Reworld Holding Corp.
4.88%, 12/1/2029(a)(b) 440,000 413,443
RR Donnelley & Sons Co.
9.50%, 8/1/2029(b) 1,750,000 1,794,310
10.88%, 8/1/2029(a)(b) 800,000 804,180
Steelcase, Inc.
5.13%, 1/18/2029 100,000 97,750
Veritiv Operating Co.
10.50%, 11/30/2030(b) 1,995,000 2,076,153
VM Consolidated, Inc.
5.50%, 4/15/2029(b) 334,000 330,294
Williams Scotsman, Inc.
6.63%, 6/15/2029(b) 250,000 257,393
Wrangler Holdco Corp.
6.63%, 4/1/2032(b) 250,000 260,993
28,160,110
Communications Equipment - 0 .1%
Ciena Corp.
4.00%, 1/31/2030(b) 100,000 96,097
CommScope LLC
9.50%, 12/15/2031(a)(b) 250,000 254,653
CommScope Technologies LLC
5.00%, 3/15/2027(a)(b) 360,000 358,631
Viavi Solutions, Inc.
3.75%, 10/1/2029(a)(b) 400,000 377,131
1,086,512
Construction & Engineering - 1 .4%
AECOM
6.00%, 8/1/2033(b) 5,335,000 5,475,097
Arcosa, Inc.
4.38%, 4/15/2029(b) 710,000 690,829
Artera Services LLC
8.50%, 2/15/2031(a)(b) 1,580,000 1,363,523
Brand Industrial Services, Inc.
10.38%, 8/1/2030(a)(b) 2,750,000 2,645,980

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored Bond Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 278
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Construction & Engineering - 1.4% (continued)
Brundage-Bone Concrete Pumping Holdings,
Inc.
7.50%, 2/1/2032(a)(b) $ 1,600,000 $ 1,614,315
Global Infrastructure Solutions, Inc.
7.50%, 4/15/2032(b) 416,000 435,576
Great Lakes Dredge & Dock Corp.
5.25%, 6/1/2029(a)(b) 280,000 271,023
HTA Group Ltd.
7.50%, 6/4/2029(b) 1,750,000 1,814,603
Railworks Holdings LP
8.25%, 11/15/2028(b) 275,000 275,333
Tutor Perini Corp.
11.88%, 4/30/2029(b) 1,600,000 1,785,639
Weekley Homes LLC
4.88%, 9/15/2028(b) 695,000 678,776
17,050,694
Construction Materials - 0 .1%
Knife River Corp.
7.75%, 5/1/2031(b) 770,000 806,627
Consumer Finance - 4 .4%
Ally Financial, Inc.
6.65%, 1/17/2040(a)(c) 950,000 952,201
Atlanticus Holdings Corp.
9.75%, 9/1/2030(b) 1,620,000 1,574,615
Azorra Finance Ltd.
7.75%, 4/15/2030(b) 1,200,000 1,265,126
Bread Financial Holdings, Inc.
9.75%, 3/15/2029(a)(b) 500,000 533,697
8.38%, 6/15/2035(b)(c) 1,250,000 1,278,982
Cobra Acquisition Co. LLC
6.38%, 11/1/2029(b) 515,000 433,787
Credit Acceptance Corp.
9.25%, 12/15/2028(a)(b) 1,075,000 1,127,365
6.63%, 3/15/2030(a)(b) 2,050,000 2,049,016
Encore Capital Group, Inc.
9.25%, 4/1/2029(a)(b) 420,000 440,923
8.50%, 5/15/2030(a)(b) 920,000 968,797
Enova International, Inc.
11.25%, 12/15/2028(a)(b) 1,800,000 1,910,268
9.13%, 8/1/2029(a)(b) 3,545,000 3,715,163
EZCORP, Inc.
7.38%, 4/1/2032(a)(b) 300,000 316,874
FirstCash, Inc.
4.63%, 9/1/2028(b) 2,680,000 2,643,302
5.63%, 1/1/2030(a)(b) 1,700,000 1,702,555
6.88%, 3/1/2032(a)(b) 1,345,000 1,395,609
GGAM Finance Ltd.
8.00%, 2/15/2027(a)(b) 260,000 265,540
8.00%, 6/15/2028(a)(b) 685,000 726,538
goeasy Ltd.
9.25%, 12/1/2028(b) 2,190,000 2,270,270
7.63%, 7/1/2029(a)(b) 800,000 805,795
6.88%, 5/15/2030(a)(b) 1,500,000 1,474,219
7.38%, 10/1/2030(a)(b) 2,500,000 2,494,422
6.88%, 2/15/2031(a)(b) 3,015,000 2,946,382
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Consumer Finance - 4.4% (continued)
LFS Topco LLC
8.75%, 7/15/2030(b) $ 800,000 $ 783,105
OneMain Finance Corp.
3.88%, 9/15/2028 395,000 381,147
7.88%, 3/15/2030(a) 1,140,000 1,201,492
6.13%, 5/15/2030(a) 1,280,000 1,295,053
7.50%, 5/15/2031(a) 555,000 579,715
7.13%, 11/15/2031(a) 1,065,000 1,103,578
Phoenix Aviation Capital Ltd.
9.25%, 7/15/2030(a)(b) 750,000 790,089
PRA Group, Inc.
8.38%, 2/1/2028(b) 150,000 152,270
5.00%, 10/1/2029(b) 3,795,000 3,452,464
8.88%, 1/31/2030(b) 4,645,000 4,713,296
PROG Holdings, Inc.
6.00%, 11/15/2029(a)(b) 3,795,000 3,703,920
Rfna LP
7.88%, 2/15/2030(a)(b) 750,000 746,824
Synchrony Financial
7.25%, 2/2/2033(a) 1,265,000 1,340,943
TrueNoord Capital DAC
8.75%, 3/1/2030(b) 200,000 210,704
53,746,046
Consumer Staples Distribution & Retail - 1 .6%
Albertsons Cos., Inc.
4.63%, 1/15/2027(b) 725,000 723,487
6.50%, 2/15/2028(b) 400,000 407,329
3.50%, 3/15/2029(a)(b) 2,385,000 2,273,043
4.88%, 2/15/2030(b) 425,000 419,714
5.75%, 3/31/2034(b) 835,000 838,679
C&S Group Enterprises LLC
5.00%, 12/15/2028(b) 335,000 305,497
Ingles Markets, Inc.
4.00%, 6/15/2031(a)(b) 715,000 668,913
KeHE Distributors LLC
9.00%, 2/15/2029(b) 2,330,000 2,439,531
Performance Food Group, Inc.
5.50%, 10/15/2027(b) 1,225,000 1,225,262
4.25%, 8/1/2029(a)(b) 4,630,000 4,515,391
United Natural Foods, Inc.
6.75%, 10/15/2028(a)(b) 500,000 500,154
US Foods, Inc.
6.88%, 9/15/2028(a)(b) 580,000 598,170
4.75%, 2/15/2029(a)(b) 1,750,000 1,730,640
4.63%, 6/1/2030(a)(b) 275,000 269,865
7.25%, 1/15/2032(b) 1,870,000 1,961,946
5.75%, 4/15/2033(a)(b) 1,395,000 1,413,367
20,290,988
Containers & Packaging - 1 .7%
Ardagh Metal Packaging Finance USA LLC
6.00%, 6/15/2027(b) 670,000 671,727
3.25%, 9/1/2028(b) 365,000 348,223
Ball Corp.
2.88%, 8/15/2030(a) 520,000 475,434

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored Bond Index Fund (cont.)
279 FLEXSHARES ANNUAL REPORT
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Containers & Packaging - 1.7% (continued)
Cascades, Inc.
5.38%, 1/15/2028(b) $ 1,750,000 $ 1,748,113
6.75%, 7/15/2030(a)(b) 2,265,000 2,316,937
Clydesdale Acquisition Holdings, Inc.
6.63%, 4/15/2029(b) 665,000 667,657
6.88%, 1/15/2030(b) 100,000 100,999
8.75%, 4/15/2030(a)(b) 1,769,000 1,772,617
6.75%, 4/15/2032(a)(b) 100,000 100,340
Crown Americas LLC
4.25%, 9/30/2026 1,125,000 1,117,749
Crown Cork & Seal Co., Inc.
7.38%, 12/15/2026 450,000 462,688
Graham Packaging Co., Inc.
7.13%, 8/15/2028(a)(b) 475,000 472,768
Graphic Packaging International LLC
4.75%, 7/15/2027(b) 50,000 49,906
3.50%, 3/15/2028(a)(b) 150,000 144,932
3.75%, 2/1/2030(a)(b) 135,000 126,812
Iris Holding, Inc.
10.00%, 12/15/2028(b) 695,000 599,504
LABL, Inc.
10.50%, 7/15/2027(a)(b) 665,000 434,329
5.88%, 11/1/2028(a)(b) 742,000 528,950
9.50%, 11/1/2028(b) 135,000 100,654
8.25%, 11/1/2029(b) 855,000 414,675
8.63%, 10/1/2031(b) 1,000,000 642,817
Mauser Packaging Solutions Holding Co.
7.88%, 4/15/2027(a)(b) 550,000 551,445
9.25%, 4/15/2027(a)(b) 1,527,000 1,507,775
Owens-Brockway Glass Container, Inc.
7.25%, 5/15/2031(b) 350,000 343,003
7.38%, 6/1/2032(b) 500,000 489,186
Sealed Air Corp.
6.50%, 7/15/2032(b) 150,000 155,220
6.88%, 7/15/2033(a)(b) 150,000 163,320
Silgan Holdings, Inc.
4.13%, 2/1/2028(a) 275,000 269,755
Toucan FinCo. Ltd.
9.50%, 5/15/2030(b) 2,500,000 2,343,961
Trident TPI Holdings, Inc.
12.75%, 12/31/2028(a)(b) 350,000 373,584
TriMas Corp.
4.13%, 4/15/2029(b) 1,400,000 1,353,712
Trivium Packaging Finance BV
12.25%, 1/15/2031(b) 435,000 453,839
21,302,631
Distributors - 0 .5%
American Builders & Contractors Supply Co.,
Inc.
4.00%, 1/15/2028(a)(b) 635,000 626,019
Gates Corp.
6.88%, 7/1/2029(b) 1,400,000 1,453,494
RB Global Holdings, Inc.
6.75%, 3/15/2028(b) 900,000 918,951
7.75%, 3/15/2031(b) 530,000 553,123
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Distributors - 0.5% (continued)
Resideo Funding, Inc.
4.00%, 9/1/2029(a)(b) $ 85,000 $ 81,069
Velocity Vehicle Group LLC
8.00%, 6/1/2029(a)(b) 1,000,000 983,247
Windsor Holdings III LLC
8.50%, 6/15/2030(b) 1,120,000 1,182,356
5,798,259
Diversified Consumer Services - 0 .6%
Adtalem Global Education, Inc.
5.50%, 3/1/2028(a)(b) 345,000 345,292
Belron UK Finance plc
5.75%, 10/15/2029(b) 2,655,000 2,689,961
Carriage Services, Inc.
4.25%, 5/15/2029(b) 100,000 94,580
Champions Financing, Inc.
8.75%, 2/15/2029(a)(b) 1,385,000 1,342,588
Grand Canyon University
5.13%, 10/1/2028 2,185,000 2,164,124
Matthews International Corp.
8.63%, 10/1/2027(b) 280,000 288,297
StoneMor, Inc.
8.50%, 5/15/2029(b) 350,000 346,412
7,271,254
Diversified REITs - 0 .6%
Iron Mountain Information Management
Services, Inc.
REIT, 5.00%, 7/15/2032(b) 1,380,000 1,333,938
Uniti Group LP
REIT, 4.75%, 4/15/2028(a)(b) 1,510,000 1,475,854
REIT, 6.50%, 2/15/2029(b) 1,160,000 1,085,674
REIT, 6.00%, 1/15/2030(b) 1,700,000 1,524,047
REIT, 8.63%, 6/15/2032(b) 1,600,000 1,498,437
6,917,950
Diversified Telecommunication Services - 3 .8%
Altice Financing SA
5.00%, 1/15/2028(b) 2,055,000 1,531,613
5.75%, 8/15/2029(b) 1,680,000 1,222,234
Bell Canada
6.88%, 9/15/2055(c) 100,000 104,360
7.00%, 9/15/2055(a)(c) 1,200,000 1,261,250
CCO Holdings LLC
5.13%, 5/1/2027(b) 1,231,000 1,223,903
5.00%, 2/1/2028(b) 1,315,000 1,301,802
5.38%, 6/1/2029(a)(b) 1,140,000 1,125,093
6.38%, 9/1/2029(a)(b) 1,200,000 1,209,444
4.75%, 3/1/2030(a)(b) 2,995,000 2,847,841
4.50%, 8/15/2030(a)(b) 2,205,000 2,066,998
4.25%, 2/1/2031(a)(b) 2,590,000 2,344,257
7.38%, 3/1/2031(a)(b) 460,000 466,918
4.75%, 2/1/2032(a)(b) 1,120,000 1,013,958
4.50%, 5/1/2032(a) 2,167,000 1,927,351
4.50%, 6/1/2033(a)(b) 2,275,000 1,972,416
4.25%, 1/15/2034(b) 1,270,000 1,066,449
Connect Holding II LLC
10.50%, 4/3/2031(b) 2,170,000 2,122,535

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored Bond Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 280
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Diversified Telecommunication Services - 3.8% (continued)
Fibercop SpA
Series 2033, 6.38%,
11/15/2033(b) $ 400,000 $ 394,704
6.00%, 9/30/2034(b) 300,000 282,542
7.20%, 7/18/2036(b) 1,100,000 1,111,539
Series 2038, 7.72%,
6/4/2038(b) 340,000 344,215
Frontier Communications Holdings LLC
6.75%, 5/1/2029(b) 900,000 909,066
8.63%, 3/15/2031(b) 500,000 527,842
GCI LLC
4.75%, 10/15/2028(a)(b) 1,290,000 1,258,875
Level 3 Financing, Inc.
4.25%, 7/1/2028(b) 50,000 47,250
Telecom Italia Capital SA
7.72%, 6/4/2038(a) 3,040,000 3,398,969
TELUS Corp.
6.63%, 10/15/2055(a)(c) 3,360,000 3,466,334
7.00%, 10/15/2055(a)(c) 2,250,000 2,400,064
Virgin Media Finance plc
5.00%, 7/15/2030(a)(b) 300,000 267,772
Virgin Media Secured Finance plc
5.50%, 5/15/2029(b) 500,000 490,815
4.50%, 8/15/2030(b) 240,000 223,053
Windstream Services LLC
8.25%, 10/1/2031(a)(b) 3,000,000 3,063,438
7.50%, 10/15/2033(b) 2,040,000 2,036,307
Zayo Group Holdings, Inc.
+ 0.00%), 5.75%, 3/9/2030(a)
(b)(d)(f) 265,066 251,918
+ 0.00%), 7.13%, 9/9/2030(b)
(d)(f) 1,189,406 1,086,324
46,369,449
Electric Utilities - 1 .0%
California Buyer Ltd.
6.38%, 2/15/2032(a)(b) 1,000,000 1,010,364
ContourGlobal Power Holdings SA
6.75%, 2/28/2030(b) 200,000 206,000
Edison International
8.13%, 6/15/2053(c) 500,000 516,034
EUSHI Finance, Inc.
7.63%, 12/15/2054(a)(c) 3,050,000 3,206,950
Leeward Renewable Energy Operations LLC
4.25%, 7/1/2029(a)(b) 320,000 305,448
Long Ridge Energy LLC
8.75%, 2/15/2032(a)(b) 1,050,000 1,085,661
NRG Energy, Inc.
5.25%, 6/15/2029(b) 350,000 351,516
3.63%, 2/15/2031(a)(b) 660,000 616,101
PacifiCorp
7.38%, 9/15/2055(c) 80,000 84,042
PG&E Corp.
5.00%, 7/1/2028(a) 665,000 660,363
5.25%, 7/1/2030(a) 740,000 732,308
7.38%, 3/15/2055(a)(c) 1,100,000 1,131,378
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Electric Utilities - 1.0% (continued)
XPLR Infrastructure Operating Partners LP
3.88%, 10/15/2026(a)(b) $ 880,000 $ 867,015
7.25%, 1/15/2029(b) 500,000 514,333
8.38%, 1/15/2031(b) 100,000 104,628
8.63%, 3/15/2033(b) 770,000 807,898
12,200,039
Electrical Equipment - 0 .1%
Atkore, Inc.
4.25%, 6/1/2031(b) 100,000 94,549
EnerSys
4.38%, 12/15/2027(b) 860,000 849,194
943,743
Electronic Equipment, Instruments & Components - 0 .2%
Crane NXT Co.
6.55%, 11/15/2036 700,000 752,451
4.20%, 3/15/2048 620,000 439,802
Insight Enterprises, Inc.
6.63%, 5/15/2032(a)(b) 250,000 255,865
Sensata Technologies, Inc.
4.38%, 2/15/2030(b) 720,000 694,294
Zebra Technologies Corp.
6.50%, 6/1/2032(b) 250,000 259,088
2,401,500
Energy Equipment & Services - 3 .4%
Archrock Partners LP
6.25%, 4/1/2028(b) 750,000 753,192
Borr IHC Ltd.
10.00%, 11/15/2028(a)(b) 6,267,318 6,267,750
10.38%, 11/15/2030(b) 547,039 544,468
Bristow Group, Inc.
6.88%, 3/1/2028(a)(b) 435,000 434,934
Diamond Foreign Asset Co.
8.50%, 10/1/2030(a)(b) 2,100,000 2,229,446
Enerflex Ltd.
9.00%, 10/15/2027(b) 200,000 204,105
Helix Energy Solutions Group, Inc.
9.75%, 3/1/2029(b) 1,835,000 1,939,773
Kodiak Gas Services LLC
7.25%, 2/15/2029(b) 350,000 363,451
Noble Finance II LLC
8.00%, 4/15/2030(b) 5,465,000 5,671,812
Oceaneering International, Inc.
6.00%, 2/1/2028 745,000 751,386
Precision Drilling Corp.
6.88%, 1/15/2029(a)(b) 355,000 357,032
Seadrill Finance Ltd.
8.38%, 8/1/2030(a)(b) 4,225,000 4,322,159
Star Holding LLC
8.75%, 8/1/2031(a)(b) 900,000 869,889
TGS ASA
8.50%, 1/15/2030(b) 850,000 880,175
Tidewater, Inc.
9.13%, 7/15/2030(a)(b) 3,930,000 4,194,619
Transocean International Ltd.
8.50%, 5/15/2031(a)(b) 1,220,000 1,211,234

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored Bond Index Fund (cont.)
281 FLEXSHARES ANNUAL REPORT
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Energy Equipment & Services - 3.4% (continued)
Transocean International Ltd. (continued)
6.80%, 3/15/2038 $ 880,000 $ 771,415
USA Compression Partners LP
7.13%, 3/15/2029(a)(b) 1,600,000 1,652,544
Valaris Ltd.
8.38%, 4/30/2030(a)(b) 5,000,000 5,214,535
Vallourec SACA
7.50%, 4/15/2032(a)(b) 450,000 478,293
Viridien
10.00%, 10/15/2030(b) 899,000 941,971
Weatherford International Ltd.
6.75%, 10/15/2033(a)(b) 1,325,000 1,354,098
41,408,281
Entertainment - 1 .1%
Allen Media LLC
10.50%, 2/15/2028(b) 1,830,000 796,050
Banijay Entertainment SAS
8.13%, 5/1/2029(a)(b) 700,000 726,488
Cinemark USA, Inc.
5.25%, 7/15/2028(a)(b) 1,375,000 1,368,635
7.00%, 8/1/2032(a)(b) 100,000 103,632
Live Nation Entertainment, Inc.
4.75%, 10/15/2027(a)(b) 2,885,000 2,875,735
3.75%, 1/15/2028(b) 750,000 731,807
Odeon Finco plc
12.75%, 11/1/2027(b) 1,290,000 1,333,050
ROBLOX Corp.
3.88%, 5/1/2030(b) 1,020,000 976,011
Warnermedia Holdings, Inc.
4.28%, 3/15/2032 1,000,000 915,938
5.05%, 3/15/2042(a) 4,670,000 3,748,749
13,576,095
Financial Services - 4 .1%
Block, Inc.
3.50%, 6/1/2031(a) 650,000 605,207
Boost Newco Borrower LLC
7.50%, 1/15/2031(b) 1,850,000 1,965,384
Burford Capital Global Finance LLC
6.25%, 4/15/2028(b) 250,000 248,307
6.88%, 4/15/2030(a)(b) 1,300,000 1,293,432
9.25%, 7/1/2031(b) 4,750,000 4,916,194
7.50%, 7/15/2033(a)(b) 3,585,000 3,539,410
CPI CG, Inc.
10.00%, 7/15/2029(a)(b) 894,000 940,935
Freedom Mortgage Corp.
6.63%, 1/15/2027(b) 60,000 60,135
12.25%, 10/1/2030(b) 225,000 250,462
Freedom Mortgage Holdings LLC
9.25%, 2/1/2029(b) 600,000 630,000
9.13%, 5/15/2031(b) 320,000 340,168
8.38%, 4/1/2032(a)(b) 150,000 156,392
Jefferies Finance LLC
5.00%, 8/15/2028(b) 1,735,000 1,642,832
6.63%, 10/15/2031(a)(b) 500,000 492,634
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Financial Services - 4.1% (continued)
Jefferson Capital Holdings LLC
9.50%, 2/15/2029(b) $ 800,000 $ 843,020
8.25%, 5/15/2030(a)(b) 1,000,000 1,036,751
Midcap Financial Issuer Trust
6.50%, 5/1/2028(a)(b) 10,375,000 10,190,734
5.63%, 1/15/2030(a)(b) 2,670,000 2,509,800
Mobius Merger Sub, Inc.
9.00%, 6/1/2030(b) 1,515,000 1,261,852
NCR Atleos Corp.
9.50%, 4/1/2029(b) 1,085,000 1,171,719
Oxford Finance LLC
6.38%, 2/1/2027(b) 365,000 362,637
PennyMac Financial Services, Inc.
4.25%, 2/15/2029(b) 85,000 82,531
5.75%, 9/15/2031(a)(b) 235,000 234,437
6.88%, 5/15/2032(b) 500,000 521,544
PHH Escrow Issuer LLC
9.88%, 11/1/2029(a)(b) 3,540,000 3,553,585
Planet Financial Group LLC
10.50%, 12/15/2029(b) 1,600,000 1,657,213
Provident Funding Associates LP
9.75%, 9/15/2029(b) 1,400,000 1,475,303
Rocket Mortgage LLC
3.63%, 3/1/2029(a)(b) 439,000 421,750
3.88%, 3/1/2031(a)(b) 797,000 749,218
Shift4 Payments LLC
6.75%, 8/15/2032(b) 800,000 826,267
Stena International SA
7.25%, 1/15/2031(a)(b) 1,695,000 1,730,402
7.63%, 2/15/2031(b) 475,000 486,587
United Wholesale Mortgage LLC
5.75%, 6/15/2027(b) 1,370,000 1,372,334
5.50%, 4/15/2029(a)(b) 1,315,000 1,295,070
UWM Holdings LLC
6.63%, 2/1/2030(a)(b) 1,500,000 1,528,178
WEX, Inc.
6.50%, 3/15/2033(a)(b) 250,000 255,667
50,648,091
Food Products - 1 .5%
B&G Foods, Inc.
5.25%, 9/15/2027(a) 2,000,000 1,923,129
Lamb Weston Holdings, Inc.
4.88%, 5/15/2028(a)(b) 450,000 450,845
4.38%, 1/31/2032(a)(b) 613,000 584,385
Post Holdings, Inc.
4.63%, 4/15/2030(b) 1,084,000 1,050,984
4.50%, 9/15/2031(a)(b) 5,905,000 5,545,199
6.25%, 2/15/2032(b) 65,000 66,813
6.38%, 3/1/2033(a)(b) 2,200,000 2,228,147
6.25%, 10/15/2034(a)(b) 3,250,000 3,288,067
Simmons Foods, Inc.
4.63%, 3/1/2029(a)(b) 775,000 742,571
TreeHouse Foods, Inc.
4.00%, 9/1/2028 210,000 204,481

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored Bond Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 282
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Food Products - 1.5% (continued)
Viking Baked Goods Acquisition Corp.
8.63%, 11/1/2031(a)(b) $ 2,475,000 $ 2,483,328
18,567,949
Gas Utilities - 1 .1%
AltaGas Ltd.
7.20%, 10/15/2054(a)(b)(c) 1,650,000 1,691,475
AmeriGas Partners LP
5.75%, 5/20/2027(a) 2,990,000 3,001,027
9.38%, 6/1/2028(a)(b) 2,800,000 2,904,317
9.50%, 6/1/2030(a)(b) 4,040,000 4,251,187
Suburban Propane Partners LP
5.00%, 6/1/2031(a)(b) 2,365,000 2,240,467
14,088,473
Ground Transportation - 1 .1%
Albion Financing 1 Sarl
7.00%, 5/21/2030(b) 1,200,000 1,238,498
Avis Budget Car Rental LLC
8.38%, 6/15/2032(b) 1,020,000 1,044,887
Brightline East LLC
11.00%, 1/31/2030(a)(b) 3,050,000 1,189,500
Carriage Purchaser, Inc.
7.88%, 10/15/2029(b) 345,000 321,632
Dcli Bidco LLC
7.75%, 11/15/2029(a)(b) 1,050,000 1,067,245
EquipmentShare.com, Inc.
9.00%, 5/15/2028(b) 1,290,000 1,299,727
8.63%, 5/15/2032(a)(b) 395,000 398,626
First Student Bidco, Inc.
4.00%, 7/31/2029(a)(b) 1,090,000 1,053,907
Hertz Corp. (The)
4.63%, 12/1/2026(b) 505,000 490,345
12.63%, 7/15/2029(a)(b) 2,430,000 2,405,439
5.00%, 12/1/2029(a)(b) 969,000 658,217
NESCO Holdings II, Inc.
5.50%, 4/15/2029(a)(b) 1,250,000 1,222,047
Star Leasing Co. LLC
7.63%, 2/15/2030(a)(b) 1,250,000 1,181,030
13,571,100
Health Care Equipment & Supplies - 0 .6%
Dentsply Sirona, Inc.
8.38%, 9/12/2055(a)(c) 1,000,000 1,029,726
Embecta Corp.
5.00%, 2/15/2030(a)(b) 395,000 374,784
6.75%, 2/15/2030(b) 1,350,000 1,327,199
Insulet Corp.
6.50%, 4/1/2033(a)(b) 2,800,000 2,917,180
Teleflex, Inc.
4.63%, 11/15/2027(a) 840,000 835,681
4.25%, 6/1/2028(a)(b) 1,130,000 1,107,154
7,591,724
Health Care Providers & Services - 3 .3%
Acadia Healthcare Co., Inc.
5.50%, 7/1/2028(b) 230,000 228,498
5.00%, 4/15/2029(a)(b) 605,000 592,015
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Health Care Providers & Services - 3.3% (continued)
AdaptHealth LLC
6.13%, 8/1/2028(a)(b) $ 325,000 $ 324,884
Community Health Systems, Inc.
6.88%, 4/15/2029(b) 735,000 666,373
6.13%, 4/1/2030(a)(b) 1,400,000 1,176,303
5.25%, 5/15/2030(b) 1,050,000 984,246
4.75%, 2/15/2031(b) 275,000 245,493
10.88%, 1/15/2032(a)(b) 1,695,000 1,827,261
9.75%, 1/15/2034(b) 1,190,000 1,259,957
CVS Health Corp.
6.75%, 12/10/2054(a)(c) 1,000,000 1,039,228
7.00%, 3/10/2055(c) 250,000 262,670
DaVita, Inc.
4.63%, 6/1/2030(a)(b) 2,308,000 2,228,734
3.75%, 2/15/2031(a)(b) 1,123,000 1,031,050
Encompass Health Corp.
4.50%, 2/1/2028 95,000 94,279
4.63%, 4/1/2031(a) 975,000 951,141
HAH Group Holding Co. LLC
9.75%, 10/1/2031(a)(b) 2,310,000 2,189,552
HealthEquity, Inc.
4.50%, 10/1/2029(b) 2,255,000 2,194,450
Kedrion SpA
6.50%, 9/1/2029(a)(b) 1,365,000 1,333,856
LifePoint Health, Inc.
5.38%, 1/15/2029(b) 295,000 285,459
9.88%, 8/15/2030(b) 405,000 437,243
11.00%, 10/15/2030(a)(b) 560,000 617,457
8.38%, 2/15/2032(a)(b) 500,000 539,895
10.00%, 6/1/2032(b) 200,000 212,728
Molina Healthcare, Inc.
4.38%, 6/15/2028(a)(b) 1,410,000 1,373,360
3.88%, 11/15/2030(b) 920,000 848,628
3.88%, 5/15/2032(a)(b) 1,470,000 1,325,414
Option Care Health, Inc.
4.38%, 10/31/2029(a)(b) 890,000 858,940
Owens & Minor, Inc.
4.50%, 3/31/2029(a)(b) 375,000 288,586
6.63%, 4/1/2030(a)(b) 270,000 205,512
Paradigm Parent LLC and Paradigm Parent
CO-Issuer, Inc.
8.75%, 4/17/2032(b) 1,500,000 1,413,780
Pediatrix Medical Group, Inc.
5.38%, 2/15/2030(b) 350,000 347,858
Prime Healthcare Services, Inc.
9.38%, 9/1/2029(a)(b) 2,450,000 2,577,498
Radiology Partners, Inc.
9.78%, 2/15/2030(b)(d) 975,268 926,264
8.50%, 7/15/2032(b) 500,000 519,981
Sotera Health Holdings LLC
7.38%, 6/1/2031(a)(b) 1,400,000 1,471,263
Star Parent, Inc.
9.00%, 10/1/2030(a)(b) 1,830,000 1,954,029
Team Health Holdings, Inc.
8.38%, 6/30/2028(a)(b) 1,500,000 1,516,035

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored Bond Index Fund (cont.)
283 FLEXSHARES ANNUAL REPORT
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Health Care Providers & Services - 3.3% (continued)
Tenet Healthcare Corp.
5.13%, 11/1/2027 $ 790,000 $ 789,120
Toledo Hospital (The)
Series B, 5.33%, 11/15/2028 275,000 281,058
6.02%, 11/15/2048 210,000 202,524
US Acute Care Solutions LLC
9.75%, 5/15/2029(b) 2,400,000 2,443,944
40,066,566
Health Care REITs - 0 .0% (e)
MPT Operating Partnership LP
REIT, 4.63%, 8/1/2029(a) 645,000 527,360
Hotel & Resort REITs - 0 .3%
RHP Hotel Properties LP
REIT, 4.75%, 10/15/2027 100,000 99,777
REIT, 7.25%, 7/15/2028(b) 1,250,000 1,288,928
REIT, 4.50%, 2/15/2029(a)(b) 490,000 482,048
RLJ Lodging Trust LP
REIT, 3.75%, 7/1/2026(b) 615,000 610,301
REIT, 4.00%, 9/15/2029(a)(b) 750,000 708,243
XHR LP
REIT, 4.88%, 6/1/2029(a)(b) 210,000 205,281
REIT, 6.63%, 5/15/2030(a)(b) 105,000 107,176
3,501,754
Hotels, Restaurants & Leisure - 5 .5%
1011778 BC ULC
3.88%, 1/15/2028(b) 250,000 245,487
4.38%, 1/15/2028(b) 920,000 908,215
5.63%, 9/15/2029(a)(b) 550,000 559,774
4.00%, 10/15/2030(a)(b) 11,395,000 10,772,700
Affinity Interactive
6.88%, 12/15/2027(b) 1,680,000 835,985
Boyd Gaming Corp.
4.75%, 12/1/2027(a) 360,000 358,103
4.75%, 6/15/2031(a)(b) 1,895,000 1,824,677
Boyne USA, Inc.
4.75%, 5/15/2029(a)(b) 400,000 392,246
Brinker International, Inc.
8.25%, 7/15/2030(b) 1,288,000 1,364,320
Caesars Entertainment, Inc.
7.00%, 2/15/2030(b) 150,000 154,338
Churchill Downs, Inc.
4.75%, 1/15/2028(a)(b) 1,315,000 1,303,168
5.75%, 4/1/2030(a)(b) 2,990,000 2,999,191
6.75%, 5/1/2031(a)(b) 475,000 485,659
Fertitta Entertainment LLC
4.63%, 1/15/2029(a)(b) 1,120,000 1,071,599
6.75%, 1/15/2030(a)(b) 1,095,000 1,015,002
Genting New York LLC
7.25%, 10/1/2029(a)(b) 3,200,000 3,312,963
GPS Hospitality Holding Co. LLC
7.00%, 8/15/2028(b) 1,290,000 712,518
Hilton Domestic Operating Co., Inc.
5.88%, 4/1/2029(a)(b) 645,000 658,424
3.75%, 5/1/2029(b) 1,225,000 1,184,890
4.00%, 5/1/2031(a)(b) 2,990,000 2,841,504
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Hotels, Restaurants & Leisure - 5.5% (continued)
Hilton Domestic Operating Co., Inc. (continued)
3.63%, 2/15/2032(a)(b) $ 6,590,000 $ 6,071,159
Hilton Grand Vacations Borrower LLC
5.00%, 6/1/2029(a)(b) 575,000 552,124
4.88%, 7/1/2031(b) 2,350,000 2,172,676
Jacobs Entertainment, Inc.
6.75%, 2/15/2029(a)(b) 860,000 833,125
MajorDrive Holdings IV LLC
6.38%, 6/1/2029(b) 870,000 679,601
Marriott Ownership Resorts, Inc.
4.75%, 1/15/2028 626,000 619,275
4.50%, 6/15/2029(b) 450,000 433,645
Merlin Entertainments Group US Holdings, Inc.
7.38%, 2/15/2031(a)(b) 1,200,000 1,005,535
Midwest Gaming Borrower LLC
4.88%, 5/1/2029(a)(b) 865,000 839,637
Mohegan Tribal Gaming Authority
8.25%, 4/15/2030(a)(b) 317,000 329,088
11.88%, 4/15/2031(a)(b) 1,700,000 1,773,831
NCL Corp. Ltd.
6.75%, 2/1/2032(a)(b) 450,000 462,402
Penn Entertainment, Inc.
5.63%, 1/15/2027(a)(b) 340,000 339,599
Premier Entertainment Sub LLC
5.63%, 9/1/2029(b) 1,000,000 605,000
5.88%, 9/1/2031(b) 1,800,000 999,000
Raising Cane's Restaurants LLC
9.38%, 5/1/2029(b) 250,000 261,720
Resorts World Las Vegas LLC
4.63%, 4/16/2029(b) 730,000 658,999
Scientific Games Holdings LP
6.63%, 3/1/2030(b) 2,020,000 1,845,147
SeaWorld Parks & Entertainment, Inc.
5.25%, 8/15/2029(a)(b) 1,260,000 1,235,828
Six Flags Entertainment Corp.
5.50%, 4/15/2027(b) 345,000 343,659
Speedway Motorsports LLC
4.88%, 11/1/2027(a)(b) 100,000 99,051
Station Casinos LLC
4.63%, 12/1/2031(a)(b) 200,000 187,863
TKC Holdings, Inc.
6.88%, 5/15/2028(b) 770,000 776,441
Travel + Leisure Co.
6.63%, 7/31/2026(b) 425,000 428,198
6.00%, 4/1/2027(a)(g) 475,000 481,666
4.50%, 12/1/2029(a)(b) 320,000 311,540
4.63%, 3/1/2030(b) 35,000 33,933
Viking Cruises Ltd.
9.13%, 7/15/2031(a)(b) 500,000 535,674
VOC Escrow Ltd.
5.00%, 2/15/2028(b) 335,000 334,070
Voyager Parent LLC
9.25%, 7/1/2032(a)(b) 1,950,000 2,044,347
Wynn Las Vegas LLC
5.25%, 5/15/2027(b) 1,560,000 1,562,890

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored Bond Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 284
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Hotels, Restaurants & Leisure - 5.5% (continued)
Wynn Resorts Finance LLC
5.13%, 10/1/2029(a)(b) $ 430,000 $ 429,879
7.13%, 2/15/2031(a)(b) 1,680,000 1,804,107
Yum! Brands, Inc.
3.63%, 3/15/2031(a) 3,065,000 2,877,606
6.88%, 11/15/2037(a) 965,000 1,078,816
68,047,894
Household Durables - 2 .6%
Adams Homes, Inc.
9.25%, 10/15/2028(b) 750,000 778,803
Ashton Woods USA LLC
4.63%, 8/1/2029(b) 150,000 141,803
4.63%, 4/1/2030(a)(b) 885,000 833,094
Beazer Homes USA, Inc.
7.25%, 10/15/2029 200,000 202,814
7.50%, 3/15/2031(a)(b) 310,000 313,762
Brookfield Residential Properties, Inc.
6.25%, 9/15/2027(a)(b) 540,000 540,030
5.00%, 6/15/2029(a)(b) 465,000 446,021
4.88%, 2/15/2030(a)(b) 710,000 655,944
CD&R Smokey Buyer, Inc.
9.50%, 10/15/2029(a)(b) 2,040,000 1,427,859
Century Communities, Inc.
3.88%, 8/15/2029(a)(b) 200,000 187,537
Dream Finders Homes, Inc.
6.88%, 9/15/2030(b) 780,000 776,357
Empire Communities Corp.
9.75%, 5/1/2029(a)(b) 1,250,000 1,278,150
FXI Holdings, Inc.
12.25%, 11/15/2026(b) 2,801,000 2,441,646
Installed Building Products, Inc.
5.75%, 2/1/2028(a)(b) 280,000 279,869
K. Hovnanian Enterprises, Inc.
8.00%, 4/1/2031(b) 3,110,000 3,177,509
8.38%, 10/1/2033(b) 4,125,000 4,222,924
KB Home
4.00%, 6/15/2031(a) 100,000 94,412
LGI Homes, Inc.
8.75%, 12/15/2028(a)(b) 1,405,000 1,461,193
4.00%, 7/15/2029(b) 515,000 462,525
7.00%, 11/15/2032(a)(b) 1,200,000 1,151,568
M/I Homes, Inc.
4.95%, 2/1/2028 100,000 99,682
3.95%, 2/15/2030 5,000 4,762
Mattamy Group Corp.
5.25%, 12/15/2027(a)(b) 640,000 637,512
4.63%, 3/1/2030(a)(b) 800,000 776,039
New Home Co., Inc. (The)
9.25%, 10/1/2029(b) 1,000,000 1,048,766
Shea Homes LP
4.75%, 2/15/2028(a) 600,000 594,126
4.75%, 4/1/2029(a) 394,000 385,599
Somnigroup International, Inc.
4.00%, 4/15/2029(a)(b) 1,120,000 1,078,619
3.88%, 10/15/2031(a)(b) 2,710,000 2,503,957
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Household Durables - 2.6% (continued)
STL Holding Co. LLC
8.75%, 2/15/2029(b) $ 700,000 $ 733,970
Taylor Morrison Communities, Inc.
5.88%, 6/15/2027(b) 255,000 257,547
5.75%, 1/15/2028(a)(b) 865,000 877,633
5.13%, 8/1/2030(a)(b) 200,000 199,736
TopBuild Corp.
3.63%, 3/15/2029(a)(b) 120,000 115,714
4.13%, 2/15/2032(a)(b) 195,000 183,657
Tri Pointe Homes, Inc.
5.25%, 6/1/2027 200,000 200,769
5.70%, 6/15/2028(a) 530,000 534,894
Whirlpool Corp.
6.50%, 6/15/2033(a) 1,000,000 975,637
32,082,439
Household Products - 0 .3%
Central Garden & Pet Co.
5.13%, 2/1/2028 50,000 49,921
4.13%, 10/15/2030(a) 215,000 204,247
4.13%, 4/30/2031(a)(b) 700,000 655,468
Energizer Holdings, Inc.
4.75%, 6/15/2028(b) 1,005,000 988,720
4.38%, 3/31/2029(a)(b) 455,000 436,718
Kronos Acquisition Holdings, Inc.
8.25%, 6/30/2031(b) 1,425,000 1,057,041
10.75%, 6/30/2032(b) 1,050,000 536,812
3,928,927
Insurance - 1 .0%
Acrisure LLC
4.25%, 2/15/2029(a)(b) 395,000 379,201
Alliant Holdings Intermediate LLC
4.25%, 10/15/2027(b) 250,000 246,201
7.00%, 1/15/2031(a)(b) 650,000 673,236
AmWINS Group, Inc.
4.88%, 6/30/2029(b) 290,000 280,079
APH Somerset Investor 2 LLC
7.88%, 11/1/2029(b) 1,900,000 1,957,000
Ardonagh Finco Ltd.
7.75%, 2/15/2031(b) 1,100,000 1,150,547
Ardonagh Group Finance Ltd.
8.88%, 2/15/2032(a)(b) 1,400,000 1,460,801
Assurant, Inc.
7.00%, 3/27/2048(c) 190,000 195,188
Baldwin Insurance Group Holdings LLC
7.13%, 5/15/2031(a)(b) 345,000 354,027
Global Atlantic Fin Co.
4.70%, 10/15/2051(a)(b)(c) 870,000 847,316
7.95%, 10/15/2054(a)(b)(c) 805,000 841,623
HUB International Ltd.
7.25%, 6/15/2030(b) 1,405,000 1,466,817
Liberty Mutual Group, Inc.
7.80%, 3/15/2037(a)(b) 275,000 314,915
4.13%, 12/15/2051(a)(b)(c) 715,000 698,881
4.30%, 2/1/2061(b) 1,000,000 641,881

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored Bond Index Fund (cont.)
285 FLEXSHARES ANNUAL REPORT
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Insurance - 1.0% (continued)
Nassau Cos. of New York (The)
7.88%, 7/15/2030(a)(b) $ 1,065,000 $ 1,086,163
12,593,876
Interactive Media & Services - 0 .1%
Cars.com, Inc.
6.38%, 11/1/2028(b) 316,000 314,740
Snap, Inc.
6.88%, 3/1/2033(a)(b) 200,000 204,529
Ziff Davis, Inc.
4.63%, 10/15/2030(a)(b) 965,000 907,296
1,426,565
IT Services - 1 .3%
Arches Buyer, Inc.
4.25%, 6/1/2028(a)(b) 620,000 605,847
6.13%, 12/1/2028(b) 440,000 428,688
ASGN, Inc.
4.63%, 5/15/2028(b) 1,690,000 1,659,798
Conduent Business Services LLC
6.00%, 11/1/2029(a)(b) 1,380,000 1,290,737
Go Daddy Operating Co. LLC
5.25%, 12/1/2027(b) 300,000 299,659
3.50%, 3/1/2029(a)(b) 3,450,000 3,285,077
ION Platform Finance US, Inc.
5.00%, 5/1/2028(a)(b) 559,000 521,501
9.00%, 8/1/2029(a)(b) 1,350,000 1,366,644
Newfold Digital Holdings Group, Inc.
11.75%, 10/15/2028(b) 870,000 566,587
6.00%, 2/15/2029(b) 1,596,000 941,640
Twilio, Inc.
3.63%, 3/15/2029(a) 225,000 216,120
3.88%, 3/15/2031(a) 940,000 889,666
Unisys Corp.
10.63%, 1/15/2031(a)(b) 3,595,000 3,811,140
Virtusa Corp.
7.13%, 12/15/2028(b) 305,000 292,597
16,175,701
Life Sciences Tools & Services - 0 .0% (e)
Charles River Laboratories International, Inc.
4.25%, 5/1/2028(a)(b) 200,000 197,730
4.00%, 3/15/2031(a)(b) 200,000 188,550
386,280
Machinery - 1 .5%
Amsted Industries, Inc.
4.63%, 5/15/2030(a)(b) 125,000 122,329
Calderys Financing II LLC
11.75%, 6/1/2028(a)(b)(d) 450,000 466,831
Calderys Financing LLC
11.25%, 6/1/2028(a)(b) 500,000 528,263
Enpro, Inc.
6.13%, 6/1/2033(b) 100,000 102,297
Esab Corp.
6.25%, 4/15/2029(b) 1,250,000 1,279,205
Husky Injection Molding Systems Ltd.
9.00%, 2/15/2029(a)(b) 2,910,000 3,006,440
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Machinery - 1.5% (continued)
Manitowoc Co., Inc. (The)
9.25%, 10/1/2031(a)(b) $ 690,000 $ 725,156
Maxim Crane Works Holdings Capital LLC
11.50%, 9/1/2028(a)(b) 1,605,000 1,697,319
New Flyer Holdings, Inc.
9.25%, 7/1/2030(b) 550,000 585,600
OT Merger Corp.
7.88%, 10/15/2029(b) 985,000 349,675
Park-Ohio Industries, Inc.
8.50%, 8/1/2030(a)(b) 3,335,000 3,404,101
Roller Bearing Co. of America, Inc.
4.38%, 10/15/2029(a)(b) 2,975,000 2,915,340
Terex Corp.
5.00%, 5/15/2029(b) 525,000 515,253
TK Elevator US Newco, Inc.
5.25%, 7/15/2027(a)(b) 1,340,000 1,338,455
Wabash National Corp.
4.50%, 10/15/2028(a)(b) 1,065,000 938,603
17,974,867
Media - 6 .6%
Advantage Sales & Marketing, Inc.
6.50%, 11/15/2028(a)(b) 1,580,000 1,357,866
AMC Networks, Inc.
10.25%, 1/15/2029(b) 1,475,000 1,548,518
4.25%, 2/15/2029(a) 1,930,000 1,659,699
10.50%, 7/15/2032(b) 2,625,000 2,759,466
Belo Corp.
7.75%, 6/1/2027 300,000 313,281
7.25%, 9/15/2027 1,245,000 1,296,524
Cable One, Inc.
4.00%, 11/15/2030(a)(b) 1,072,573 847,344
Clear Channel Outdoor Holdings, Inc.
7.75%, 4/15/2028(b) 3,480,000 3,453,652
7.50%, 6/1/2029(a)(b) 4,910,000 4,817,927
CMG Media Corp.
8.88%, 6/18/2029(a)(b) 750,000 655,942
CSC Holdings LLC
5.50%, 4/15/2027(a)(b) 2,350,000 2,180,528
5.38%, 2/1/2028(b) 200,000 165,854
7.50%, 4/1/2028(b) 200,000 134,262
11.75%, 1/31/2029(b) 1,000,000 789,961
6.50%, 2/1/2029(b) 950,000 653,392
5.75%, 1/15/2030(b) 1,000,000 374,736
4.13%, 12/1/2030(b) 1,000,000 615,111
3.38%, 2/15/2031(a)(b) 950,000 574,818
4.50%, 11/15/2031(b) 1,000,000 612,553
Directv Financing LLC
5.88%, 8/15/2027(b) 829,000 829,039
10.00%, 2/15/2031(b) 2,000,000 1,991,767
DISH DBS Corp.
5.13%, 6/1/2029 2,130,000 1,838,779
Dotdash Meredith, Inc.
7.63%, 6/15/2032(a)(b) 2,820,000 2,535,293
EW Scripps Co. (The)
9.88%, 8/15/2030(b) 1,265,000 1,199,646

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored Bond Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 286
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Media - 6.6% (continued)
Gray Media, Inc.
10.50%, 7/15/2029(b) $ 950,000 $ 1,023,747
4.75%, 10/15/2030(b) 5,732,000 4,075,866
5.38%, 11/15/2031(a)(b) 9,669,000 6,712,479
9.63%, 7/15/2032(a)(b) 1,710,000 1,718,424
iHeartCommunications, Inc.
9.13%, 5/1/2029(b) 670,000 616,467
7.75%, 8/15/2030(b) 1,050,000 877,494
Lamar Media Corp.
4.88%, 1/15/2029 100,000 99,120
3.63%, 1/15/2031 1,510,000 1,412,832
5.38%, 11/1/2033(b) 490,000 485,104
McGraw-Hill Education, Inc.
8.00%, 8/1/2029(b) 550,000 554,380
Neptune Bidco US, Inc.
9.29%, 4/15/2029(a)(b) 2,420,000 2,389,750
Nexstar Media, Inc.
5.63%, 7/15/2027(a)(b) 1,210,000 1,209,503
4.75%, 11/1/2028(a)(b) 660,000 649,631
Paramount Global
6.25%, 2/28/2057(a)(c) 1,000,000 980,000
6.38%, 3/30/2062(c) 2,400,000 2,364,098
Radiate Holdco LLC
4.75%, 9/25/2029(b)(d) 1,690,867 1,434,467
6.00%, 3/25/2030(b)(d) 453,046 284,616
Scripps Escrow II, Inc.
3.88%, 1/15/2029(a)(b) 725,000 655,528
5.38%, 1/15/2031(b) 1,750,000 1,203,845
Sinclair Television Group, Inc.
5.50%, 3/1/2030(b) 2,950,000 2,507,500
4.38%, 12/31/2032(b) 1,475,000 1,076,750
8.13%, 2/15/2033(b) 2,530,000 2,578,298
9.75%, 2/15/2033(b) 550,000 603,625
Sirius XM Radio LLC
3.13%, 9/1/2026(a)(b) 880,000 872,830
5.00%, 8/1/2027(b) 1,405,000 1,401,739
4.00%, 7/15/2028(b) 1,555,000 1,511,337
5.50%, 7/1/2029(a)(b) 1,082,000 1,083,516
4.13%, 7/1/2030(a)(b) 1,275,000 1,200,053
TEGNA, Inc.
4.63%, 3/15/2028(a) 927,000 914,950
5.00%, 9/15/2029(a) 575,000 570,698
Univision Communications, Inc.
8.00%, 8/15/2028(b) 465,000 478,691
4.50%, 5/1/2029(b) 30,000 28,196
7.38%, 6/30/2030(a)(b) 280,000 280,942
8.50%, 7/31/2031(a)(b) 705,000 721,078
9.38%, 8/1/2032(a)(b) 310,000 327,228
Urban One, Inc.
7.38%, 2/1/2028(b) 136,000 69,360
Virgin Media Vendor Financing Notes IV DAC
5.00%, 7/15/2028(a)(b) 100,000 97,989
VZ Secured Financing BV
5.00%, 1/15/2032(b) 1,310,000 1,190,156
7.50%, 1/15/2033(a)(b) 800,000 815,202
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Media - 6.6% (continued)
Ziggo Bond Co. BV
5.13%, 2/28/2030(a)(b) $ 498,000 $ 440,669
Ziggo BV
4.88%, 1/15/2030(a)(b) 820,000 773,957
81,498,073
Metals & Mining - 3 .4%
Arsenal AIC Parent LLC
8.00%, 10/1/2030(a)(b) 885,000 940,179
11.50%, 10/1/2031(b) 1,200,000 1,333,700
Big River Steel LLC
6.63%, 1/31/2029(b) 250,000 250,420
Champion Iron Canada, Inc.
7.88%, 7/15/2032(a)(b) 3,100,000 3,250,117
Commercial Metals Co.
4.38%, 3/15/2032 30,000 28,355
Eldorado Gold Corp.
6.25%, 9/1/2029(a)(b) 1,860,000 1,863,778
Fortescue Treasury Pty. Ltd.
4.50%, 9/15/2027(a)(b) 215,000 214,141
5.88%, 4/15/2030(a)(b) 812,000 837,778
4.38%, 4/1/2031(a)(b) 4,401,000 4,259,605
6.13%, 4/15/2032(a)(b) 5,520,000 5,760,004
IAMGOLD Corp.
5.75%, 10/15/2028(b) 425,000 423,409
Infrabuild Australia Pty. Ltd.
14.50%, 11/15/2028(b) 970,000 1,038,996
JW Aluminum Continuous Cast Co.
10.25%, 4/1/2030(b) 750,000 772,117
Kaiser Aluminum Corp.
4.63%, 3/1/2028(a)(b) 460,000 459,657
New Gold, Inc.
6.88%, 4/1/2032(b) 400,000 418,299
Novelis Corp.
3.25%, 11/15/2026(b) 550,000 544,500
4.75%, 1/30/2030(a)(b) 6,250,000 6,041,118
6.88%, 1/30/2030(a)(b) 3,700,000 3,840,755
3.88%, 8/15/2031(b) 3,875,000 3,550,739
6.38%, 8/15/2033(b) 2,000,000 2,026,350
Perenti Finance Pty. Ltd.
7.50%, 4/26/2029(b) 150,000 156,750
SunCoke Energy, Inc.
4.88%, 6/30/2029(a)(b) 3,180,000 2,969,097
TMS International Corp.
6.25%, 4/15/2029(b) 735,000 720,944
Warrior Met Coal, Inc.
7.88%, 12/1/2028(b) 56,000 56,840
41,757,648
Mortgage Real Estate Investment Trusts (REITs) - 1 .9%
Apollo Commercial Real Estate Finance, Inc.
4.63%, 6/15/2029(a)(b) 530,000 510,125
Arbor Realty SR, Inc.
7.88%, 7/15/2030(a)(b) 2,250,000 2,289,532
Blackstone Mortgage Trust, Inc.
3.75%, 1/15/2027(b) 485,000 475,872
7.75%, 12/1/2029(b) 1,300,000 1,369,975

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored Bond Index Fund (cont.)
287 FLEXSHARES ANNUAL REPORT
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Mortgage Real Estate Investment Trusts (REITs) - 1.9%
(continued)
Ladder Capital Finance Holdings LLLP
4.25%, 2/1/2027(b) $ 1,060,000 $ 1,049,328
4.75%, 6/15/2029(a)(b) 1,240,000 1,215,795
Rithm Capital Corp.
8.00%, 4/1/2029(a)(b) 6,365,000 6,494,095
8.00%, 7/15/2030(b) 5,155,000 5,225,505
Starwood Property Trust, Inc.
3.63%, 7/15/2026(b) 540,000 535,716
4.38%, 1/15/2027(a)(b) 765,000 758,180
7.25%, 4/1/2029(a)(b) 2,140,000 2,253,878
6.00%, 4/15/2030(b) 450,000 459,588
6.50%, 7/1/2030(a)(b) 600,000 624,032
6.50%, 10/15/2030(a)(b) 650,000 676,278
23,937,899
Office REITs - 0 .0% (e)
Brandywine Operating Partnership LP
REIT, 8.88%, 4/12/2029(a) 150,000 162,945
REIT, 4.55%, 10/1/2029(a) 50,000 48,058
211,003
Oil, Gas & Consumable Fuels - 10 .6%
Alliance Resource Operating Partners LP
8.63%, 6/15/2029(b) 2,235,000 2,365,298
Antero Midstream Partners LP
5.75%, 1/15/2028(b) 1,540,000 1,539,396
5.38%, 6/15/2029(b) 1,205,000 1,204,249
6.63%, 2/1/2032(a)(b) 2,500,000 2,588,207
Ascent Resources Utica Holdings LLC
5.88%, 6/30/2029(b) 250,000 249,267
Baytex Energy Corp.
8.50%, 4/30/2030(a)(b) 2,021,000 2,071,819
7.38%, 3/15/2032(a)(b) 50,000 49,234
Blue Racer Midstream LLC
7.00%, 7/15/2029(b) 2,560,000 2,655,772
7.25%, 7/15/2032(a)(b) 2,905,000 3,050,506
Buckeye Partners LP
3.95%, 12/1/2026 345,000 341,999
4.13%, 12/1/2027(a) 355,000 351,031
4.50%, 3/1/2028(a)(b) 155,000 153,443
6.88%, 7/1/2029(b) 460,000 476,392
5.85%, 11/15/2043 120,000 112,593
California Resources Corp.
8.25%, 6/15/2029(a)(b) 5,925,000 6,163,552
Calumet Specialty Products Partners LP
8.13%, 1/15/2027(b) 300,000 299,350
Caturus Energy LLC
8.50%, 2/15/2030(a)(b) 550,000 560,638
Chord Energy Corp.
6.00%, 10/1/2030(a)(b) 3,300,000 3,307,853
6.75%, 3/15/2033(a)(b) 2,515,000 2,568,268
Civitas Resources, Inc.
8.38%, 7/1/2028(b) 1,155,000 1,193,385
8.63%, 11/1/2030(b) 565,000 584,121
8.75%, 7/1/2031(a)(b) 1,865,000 1,917,322
9.63%, 6/15/2033(a)(b) 3,410,000 3,658,381
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels - 10.6% (continued)
CNX Midstream Partners LP
4.75%, 4/15/2030(b) $ 1,005,000 $ 961,988
CNX Resources Corp.
6.00%, 1/15/2029(a)(b) 895,000 898,596
7.38%, 1/15/2031(b) 815,000 843,608
7.25%, 3/1/2032(b) 135,000 140,757
Comstock Resources, Inc.
6.75%, 3/1/2029(b) 1,000,000 991,224
Coronado Finance Pty. Ltd.
9.25%, 10/1/2029(b) 1,050,000 967,414
CQP Holdco LP
5.50%, 6/15/2031(a)(b) 1,790,000 1,770,982
7.50%, 12/15/2033(b) 700,000 757,368
Crescent Energy Finance LLC
7.63%, 4/1/2032(b) 200,000 193,909
7.38%, 1/15/2033(b) 1,270,000 1,199,494
CVR Energy, Inc.
5.75%, 2/15/2028(a)(b) 720,000 712,602
8.50%, 1/15/2029(a)(b) 1,285,000 1,316,917
Energean plc
6.50%, 4/30/2027(b) 400,000 399,000
Energy Transfer LP
8.00%, 5/15/2054(a)(c) 1,700,000 1,814,780
7.13%, 10/1/2054(c) 675,000 697,606
6.50%, 2/15/2056(c) 1,000,000 990,943
EnQuest plc
11.63%, 11/1/2027(b) 1,440,000 1,463,124
Genesis Energy LP
7.75%, 2/1/2028(a) 350,000 352,180
8.25%, 1/15/2029 400,000 417,919
8.88%, 4/15/2030(a) 250,000 263,484
Global Partners LP
6.88%, 1/15/2029(a) 535,000 541,540
8.25%, 1/15/2032(a)(b) 660,000 689,988
7.13%, 7/1/2033(a)(b) 150,000 152,124
Gulfport Energy Operating Corp.
6.75%, 9/1/2029(b) 3,330,000 3,399,984
Harvest Midstream I LP
7.50%, 9/1/2028(b) 1,515,000 1,531,597
7.50%, 5/15/2032(b) 500,000 518,164
Hess Midstream Operations LP
5.13%, 6/15/2028(b) 210,000 209,527
6.50%, 6/1/2029(b) 255,000 264,232
Hilcorp Energy I LP
6.25%, 11/1/2028(a)(b) 275,000 275,462
5.75%, 2/1/2029(b) 315,000 309,112
6.00%, 4/15/2030(a)(b) 250,000 243,790
6.00%, 2/1/2031(b) 210,000 198,832
6.25%, 4/15/2032(a)(b) 315,000 299,060
8.38%, 11/1/2033(b) 300,000 310,334
6.88%, 5/15/2034(b) 255,000 242,249
7.25%, 2/15/2035(a)(b) 500,000 481,640
Howard Midstream Energy Partners LLC
7.38%, 7/15/2032(b) 620,000 649,675
6.63%, 1/15/2034(a)(b) 570,000 587,394

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored Bond Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 288
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels - 10.6% (continued)
Ithaca Energy North Sea plc
8.13%, 10/15/2029(a)(b) $ 3,050,000 $ 3,197,785
ITT Holdings LLC
6.50%, 8/1/2029(b) 2,172,000 2,103,740
Karoon USA Finance, Inc.
10.50%, 5/14/2029(b) 1,130,000 1,163,663
Kraken Oil & Gas Partners LLC
7.63%, 8/15/2029(a)(b) 850,000 832,202
Magnolia Oil & Gas Operating LLC
6.88%, 12/1/2032(a)(b) 2,485,000 2,519,554
Martin Midstream Partners LP
11.50%, 2/15/2028(b) 361,000 371,263
Matador Resources Co.
6.88%, 4/15/2028(b) 550,000 560,479
6.25%, 4/15/2033(a)(b) 600,000 599,113
Moss Creek Resources Holdings, Inc.
8.25%, 9/1/2031(a)(b) 6,615,000 6,385,084
Murphy Oil Corp.
6.00%, 10/1/2032 300,000 295,665
5.87%, 12/1/2042(a)(g) 685,000 583,078
NGL Energy Operating LLC
8.13%, 2/15/2029(b) 655,000 670,520
8.38%, 2/15/2032(b) 1,291,000 1,320,063
Northern Oil & Gas, Inc.
8.13%, 3/1/2028(b) 10,000 10,109
8.75%, 6/15/2031(a)(b) 3,525,000 3,592,644
7.88%, 10/15/2033(a)(b) 1,785,000 1,738,595
NuStar Logistics LP
6.38%, 10/1/2030(a) 925,000 963,350
Parkland Corp.
4.50%, 10/1/2029(b) 1,425,000 1,375,560
4.63%, 5/1/2030(a)(b) 490,000 475,385
4.63%, 5/1/2030‡ 440,000 220
6.63%, 8/15/2032(b) 225,000 229,704
6.63%, 8/15/2032‡ 175,000 87
PBF Holding Co. LLC
9.88%, 3/15/2030(a)(b) 700,000 742,095
7.88%, 9/15/2030(b) 1,790,000 1,798,107
Prairie Acquiror LP
9.00%, 8/1/2029(b) 250,000 256,594
Rockies Express Pipeline LLC
4.95%, 7/15/2029(b) 545,000 540,316
4.80%, 5/15/2030(a)(b) 420,000 411,019
7.50%, 7/15/2038(b) 300,000 325,340
6.88%, 4/15/2040(b) 560,000 577,387
Saturn Oil & Gas, Inc.
9.63%, 6/15/2029(a)(b) 5,038,000 5,097,181
SM Energy Co.
6.63%, 1/15/2027 460,000 460,297
6.50%, 7/15/2028(a) 375,000 378,326
6.75%, 8/1/2029(b) 300,000 299,374
7.00%, 8/1/2032(a)(b) 400,000 391,306
Sunoco LP
7.00%, 9/15/2028(b) 280,000 288,764
7.00%, 5/1/2029(a)(b) 875,000 909,547
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels - 10.6% (continued)
Sunoco LP (continued)
4.50%, 5/15/2029(a) $ 695,000 $ 681,478
4.50%, 4/30/2030 750,000 726,525
7.25%, 5/1/2032(a)(b) 475,000 500,775
Tallgrass Energy Partners LP
5.50%, 1/15/2028(b) 995,000 989,002
7.38%, 2/15/2029(b) 235,000 241,931
6.00%, 12/31/2030(b) 485,000 481,296
6.00%, 9/1/2031(a)(b) 490,000 481,741
Talos Production, Inc.
9.38%, 2/1/2031(a)(b) 6,375,000 6,519,643
Teine Energy Ltd.
6.88%, 4/15/2029(a)(b) 375,000 374,090
TGNR Intermediate Holdings LLC
5.50%, 10/15/2029(a)(b) 1,055,000 1,022,760
Topaz Solar Farms LLC
5.75%, 9/30/2039(a)(b) 468,211 468,211
TransMontaigne Partners LLC
8.50%, 6/15/2030(a)(b) 500,000 523,075
Venture Global Calcasieu Pass LLC
3.88%, 8/15/2029(a)(b) 500,000 473,646
6.25%, 1/15/2030(a)(b) 645,000 657,998
4.13%, 8/15/2031(b) 650,000 600,947
Venture Global LNG, Inc.
8.13%, 6/1/2028(a)(b) 330,000 339,941
9.50%, 2/1/2029(a)(b) 40,000 43,050
7.00%, 1/15/2030(a)(b) 100,000 101,198
8.38%, 6/1/2031(a)(b) 1,075,000 1,103,634
9.88%, 2/1/2032(a)(b) 885,000 945,315
Venture Global Plaquemines LNG LLC
7.50%, 5/1/2033(b) 50,000 54,985
7.75%, 5/1/2035(a)(b) 50,000 56,421
Vermilion Energy, Inc.
6.88%, 5/1/2030(a)(b) 2,270,000 2,161,000
7.25%, 2/15/2033(b) 3,245,000 2,996,218
Wildfire Intermediate Holdings LLC
7.50%, 10/15/2029(a)(b) 950,000 948,060
130,477,131
Paper & Forest Products - 0 .1%
Domtar Corp.
6.75%, 10/1/2028(a)(b) 1,705,000 1,294,402
Mercer International, Inc.
5.13%, 2/1/2029(a) 245,000 158,416
1,452,818
Passenger Airlines - 0 .2%
American Airlines, Inc.
7.25%, 2/15/2028(a)(b) 300,000 306,959
CHC Group LLC
11.75%, 9/1/2030(b) 515,000 480,774
OneSky Flight LLC
8.88%, 12/15/2029(a)(b) 1,000,000 1,061,169
1,848,902
Personal Care Products - 0 .8%
BellRing Brands, Inc.
7.00%, 3/15/2030(a)(b) 5,700,000 5,877,344

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored Bond Index Fund (cont.)
289 FLEXSHARES ANNUAL REPORT
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Personal Care Products - 0.8% (continued)
Edgewell Personal Care Co.
4.13%, 4/1/2029(a)(b) $ 245,000 $ 232,691
P&L Development LLC
+ 0.00%), 9.00%,
5/15/2029(b)(d)(f) 421,754 426,666
Perrigo Finance Unlimited Co.
4.90%, 12/15/2044(a) 200,000 165,182
Prestige Brands, Inc.
5.13%, 1/15/2028(b) 1,195,000 1,191,248
3.75%, 4/1/2031(a)(b) 2,295,000 2,129,130
10,022,261
Pharmaceuticals - 1 .0%
HLF Financing Sarl LLC
12.25%, 4/15/2029(a)(b) 2,225,000 2,405,672
4.88%, 6/1/2029(a)(b) 3,475,000 3,049,669
Organon & Co.
5.13%, 4/30/2031(a)(b) 6,857,000 5,256,143
6.75%, 5/15/2034(b) 1,000,000 895,925
7.88%, 5/15/2034(a)(b) 1,480,000 1,151,708
12,759,117
Professional Services - 0 .3%
AMN Healthcare, Inc.
4.00%, 4/15/2029(b) 90,000 85,290
CoreLogic, Inc.
4.50%, 5/1/2028(b) 925,000 893,511
KBR, Inc.
4.75%, 9/30/2028(b) 167,000 164,179
Science Applications International Corp.
4.88%, 4/1/2028(a)(b) 293,000 290,734
TriNet Group, Inc.
3.50%, 3/1/2029(a)(b) 1,026,000 963,495
7.13%, 8/15/2031(b) 750,000 778,161
VT Topco, Inc.
8.50%, 8/15/2030(a)(b) 300,000 312,030
3,487,400
Real Estate Management & Development - 1 .0%
Anywhere Real Estate Group LLC
5.75%, 1/15/2029(b) 2,010,000 1,928,960
7.00%, 4/15/2030(a)(b) 700,000 705,068
9.75%, 4/15/2030(a)(b) 1,035,000 1,126,966
Forestar Group, Inc.
5.00%, 3/1/2028(a)(b) 305,000 304,313
6.50%, 3/15/2033(a)(b) 2,930,000 3,001,551
Greystar Real Estate Partners LLC
7.75%, 9/1/2030(b) 500,000 528,701
Howard Hughes Corp. (The)
5.38%, 8/1/2028(b) 872,000 870,564
4.13%, 2/1/2029(a)(b) 330,000 317,172
4.38%, 2/1/2031(a)(b) 1,320,000 1,244,504
Hunt Cos., Inc.
5.25%, 4/15/2029(a)(b) 855,000 831,389
Kennedy-Wilson, Inc.
4.75%, 3/1/2029(a) 855,000 809,416
4.75%, 2/1/2030(a) 450,000 415,611
5.00%, 3/1/2031 520,000 480,002
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Real Estate Management & Development - 1.0% (continued)
WeWork Cos. LLC
12.00%, 8/15/2027‡(h) $ 3,213,750 $ —
12,564,217
Retail REITs - 0 .0% (e)
Brookfield Property REIT, Inc.
REIT, 4.50%, 4/1/2027(a)(b) 300,000 295,517
Semiconductors & Semiconductor Equipment - 0 .1%
Kioxia Holdings Corp.
6.63%, 7/24/2033(b) 750,000 782,331
Software - 2 .1%
Alteryx, Inc.
8.75%, 3/15/2028(b) 450,000 450,000
Capstone Borrower, Inc.
8.00%, 6/15/2030(b) 1,165,000 1,188,582
Central Parent LLC
8.00%, 6/15/2029(a)(b) 1,645,000 1,377,007
Central Parent, Inc.
7.25%, 6/15/2029(b) 1,370,000 1,125,348
Cloud Software Group, Inc.
6.50%, 3/31/2029(b) 1,825,000 1,838,775
9.00%, 9/30/2029(b) 2,300,000 2,378,982
Consensus Cloud Solutions, Inc.
6.00%, 10/15/2026(b) 43,000 43,000
6.50%, 10/15/2028(b) 465,000 464,317
Crowdstrike Holdings, Inc.
3.00%, 2/15/2029(a) 450,000 428,774
Elastic NV
4.13%, 7/15/2029(a)(b) 295,000 284,357
Fair Isaac Corp.
4.00%, 6/15/2028(a)(b) 3,130,000 3,067,548
6.00%, 5/15/2033(a)(b) 3,990,000 4,061,405
Gen Digital, Inc.
6.75%, 9/30/2027(b) 750,000 761,620
7.13%, 9/30/2030(a)(b) 430,000 443,774
6.25%, 4/1/2033(b) 500,000 514,721
GoTo Group, Inc.
5.50%, 5/1/2028(b) 2,591,000 1,998,207
McAfee Corp.
7.38%, 2/15/2030(a)(b) 1,810,000 1,656,947
Open Text Corp.
3.88%, 12/1/2029(b) 480,000 454,256
Open Text Holdings, Inc.
4.13%, 2/15/2030(a)(b) 646,000 616,637
4.13%, 12/1/2031(a)(b) 400,000 372,399
PTC, Inc.
4.00%, 2/15/2028(a)(b) 465,000 457,633
Rocket Software, Inc.
6.50%, 2/15/2029(b) 490,000 476,025
SS&C Technologies, Inc.
5.50%, 9/30/2027(a)(b) 1,185,000 1,185,666
6.50%, 6/1/2032(b) 450,000 466,529
26,112,509
Specialized REITs - 1 .4%
Iron Mountain, Inc.
REIT, 4.88%, 9/15/2027(b) 300,000 299,068

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored Bond Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 290
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Specialized REITs - 1.4% (continued)
Iron Mountain, Inc. (continued)
REIT, 5.25%, 3/15/2028(b) $ 1,250,000 $ 1,249,349
REIT, 5.00%, 7/15/2028(b) 100,000 99,442
REIT, 7.00%, 2/15/2029(b) 660,000 679,834
REIT, 5.25%, 7/15/2030(b) 1,415,000 1,408,405
REIT, 4.50%, 2/15/2031(b) 2,124,000 2,037,228
REIT, 5.63%, 7/15/2032(a)(b) 144,000 143,949
Millrose Properties, Inc.
REIT, 6.38%, 8/1/2030(b) 6,360,000 6,442,938
REIT, 6.25%, 9/15/2032(b) 4,055,000 4,074,383
SBA Communications Corp.
REIT, 3.88%, 2/15/2027(a) 245,000 242,259
REIT, 3.13%, 2/1/2029(a) 95,000 89,803
16,766,658
Specialty Retail - 4 .4%
Arko Corp.
5.13%, 11/15/2029(a)(b) 2,390,000 1,994,802
Bath & Body Works, Inc.
6.95%, 3/1/2033 505,000 522,880
6.88%, 11/1/2035(a) 680,000 710,935
6.75%, 7/1/2036(a) 385,000 398,489
7.60%, 7/15/2037 725,000 758,926
Carvana Co.
9.00%, 6/1/2030(a)(b)(d) 2,150,000 2,245,397
9.00%, 6/1/2031(b)(d) 12,321,444 13,710,551
Dick's Sporting Goods, Inc.
4.00%, 10/1/2029(b) 1,230,000 1,203,392
EG Global Finance plc
12.00%, 11/30/2028(b) 2,050,000 2,245,390
Gap, Inc. (The)
3.63%, 10/1/2029(b) 690,000 649,177
3.88%, 10/1/2031(b) 248,000 225,862
Global Auto Holdings Ltd.
8.38%, 1/15/2029(a)(b) 900,000 866,250
11.50%, 8/15/2029(b) 1,000,000 1,025,348
8.75%, 1/15/2032(a)(b) 750,000 711,678
Group 1 Automotive, Inc.
4.00%, 8/15/2028(a)(b) 385,000 373,521
Ken Garff Automotive LLC
4.88%, 9/15/2028(b) 115,000 112,696
LBM Acquisition LLC
6.25%, 1/15/2029(a)(b) 1,050,000 957,737
9.50%, 6/15/2031(b) 230,000 240,637
LCM Investments Holdings II LLC
4.88%, 5/1/2029(b) 633,000 616,217
8.25%, 8/1/2031(b) 320,000 336,684
Michaels Cos., Inc. (The)
5.25%, 5/1/2028(a)(b) 2,270,000 2,119,683
7.88%, 5/1/2029(b) 1,355,000 1,189,013
Murphy Oil USA, Inc.
5.63%, 5/1/2027 950,000 949,935
4.75%, 9/15/2029(a) 1,955,000 1,930,643
3.75%, 2/15/2031(b) 4,130,000 3,843,400
Park River Holdings, Inc.
8.75%, 12/31/2030(b) 716,756 712,957
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Specialty Retail - 4.4% (continued)
Penske Automotive Group, Inc.
3.75%, 6/15/2029 $ 70,000 $ 67,256
Sonic Automotive, Inc.
4.63%, 11/15/2029(a)(b) 375,000 364,660
4.88%, 11/15/2031(a)(b) 850,000 808,741
Specialty Building Products Holdings LLC
7.75%, 10/15/2029(a)(b) 875,000 880,407
Staples, Inc.
10.75%, 9/1/2029(b) 1,750,000 1,695,888
12.75%, 1/15/2030(a)(b) 1,020,000 785,400
Upbound Group, Inc.
6.38%, 2/15/2029(b) 1,405,000 1,361,647
Valvoline, Inc.
3.63%, 6/15/2031(a)(b) 2,100,000 1,915,967
Victoria's Secret & Co.
4.63%, 7/15/2029(a)(b) 1,055,000 1,015,511
Victra Holdings LLC
8.75%, 9/15/2029(b) 2,900,000 3,076,996
White Cap Buyer LLC
6.88%, 10/15/2028(b) 600,000 600,006
White Cap Supply Holdings LLC
7.38%, 11/15/2030(b) 315,000 318,639
53,543,318
Technology Hardware, Storage & Peripherals - 0 .8%
Diebold Nixdorf, Inc.
7.75%, 3/31/2030(a)(b) 1,600,000 1,694,325
Seagate Data Storage Technology Pte. Ltd.
9.63%, 12/1/2032(b) 1,465,000 1,669,936
5.75%, 12/1/2034(a)(b) 2,900,000 2,964,272
Xerox Corp.
10.25%, 10/15/2030(b) 200,000 204,492
13.50%, 4/15/2031(a)(b) 2,920,000 2,823,993
4.80%, 3/1/2035 197,000 58,854
9,415,872
Textiles, Apparel & Luxury Goods - 1 .0%
Beach Acquisition Bidco LLC
10.00%, 7/15/2033(b)(d) 2,000,000 2,082,235
Crocs, Inc.
4.25%, 3/15/2029(a)(b) 650,000 625,790
4.13%, 8/15/2031(b) 1,165,000 1,069,644
Kontoor Brands, Inc.
4.13%, 11/15/2029(b) 1,950,000 1,852,720
S&S Holdings LLC
8.38%, 10/1/2031(a)(b) 1,175,000 1,122,510
Under Armour, Inc.
7.25%, 7/15/2030(a)(b) 3,755,000 3,706,454
William Carter Co. (The)
5.63%, 3/15/2027(b) 250,000 250,034
7.38%, 2/15/2031(b) 350,000 348,312
Wolverine World Wide, Inc.
4.00%, 8/15/2029(a)(b) 2,005,000 1,835,706
12,893,405
Tobacco - 0 .2%
Turning Point Brands, Inc.
7.63%, 3/15/2032(a)(b) 1,900,000 2,011,737

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored Bond Index Fund (cont.)
291 FLEXSHARES ANNUAL REPORT
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Trading Companies & Distributors - 1 .1%
Alta Equipment Group, Inc.
9.00%, 6/1/2029(b) $ 4,740,000 $ 4,295,008
BlueLinx Holdings, Inc.
6.00%, 11/15/2029(a)(b) 665,000 652,609
Boise Cascade Co.
4.88%, 7/1/2030(b) 150,000 147,989
FTAI Aviation Investors LLC
5.50%, 5/1/2028(b) 700,000 700,517
7.88%, 12/1/2030(a)(b) 260,000 276,312
7.00%, 5/1/2031(b) 500,000 523,976
5.88%, 4/15/2033(b) 200,000 201,734
Imola Merger Corp.
4.75%, 5/15/2029(a)(b) 2,230,000 2,198,123
QXO Building Products, Inc.
6.75%, 4/30/2032(b) 4,050,000 4,192,774
13,189,042
Wireless Telecommunication Services - 1 .1%
Iliad Holding SAS
7.00%, 10/15/2028(a)(b) 725,000 735,803
Millicom International Cellular SA
5.13%, 1/15/2028(b) 675,000 670,981
6.25%, 3/25/2029(a)(b) 360,000 362,662
4.50%, 4/27/2031(a)(b) 2,680,000 2,503,333
7.38%, 4/2/2032(b) 175,000 182,756
Rogers Communications, Inc.
7.00%, 4/15/2055(a)(c) 400,000 418,223
7.13%, 4/15/2055(c) 2,200,000 2,354,694
5.25%, 3/15/2082(b)(c) 1,830,000 1,817,849
Sunrise HoldCo IV BV
5.50%, 1/15/2028(b) 82,000 81,636
Vmed O2 UK Financing I plc
4.25%, 1/31/2031(a)(b) 465,000 424,544
4.75%, 7/15/2031(b) 470,000 434,983
7.75%, 4/15/2032(b) 350,000 362,836
6.75%, 1/15/2033(a)(b) 715,000 716,757
Vodafone Group plc
7.00%, 4/4/2079(c) 720,000 759,729
Zegona Finance plc
8.63%, 7/15/2029(b) 1,260,000 1,338,673
13,165,459
Total Corporate Bonds
(Cost $1,197,018,120) 1,198,465,961
SECURITIES LENDING REINVESTMENTS - 23 .3% (i)
CERTIFICATES OF DEPOSIT - 3 .6%
Bank of Montreal, Chicago
(SOFR + 0.31%), 4.35%,
5/29/2026(f) $ 2,000,000 2,000,862
Bank of Nova Scotia, Houston
(SOFR + 0.34%), 4.38%,
7/1/2026(f) 3,000,000 2,999,960
Investments
Principal
Amount Value
CERTIFICATES OF DEPOSIT (continued)
Barclays Bank plc, New York
(SOFR + 0.22%), 4.49%,
4/10/2026(f) $ 5,000,000 $ 4,999,760
(SOFR + 0.25%), 4.52%,
4/29/2026(f) 2,000,000 1,999,998
BNP Paribas, New York
(SOFR + 0.24%), 4.28%,
12/1/2025(f) 3,000,000 3,000,000
Canadian Imperial Bank of
Commerce, New York
(SOFR + 0.24%), 4.28%,
12/17/2025(f) 2,000,000 2,000,000
Credit Agricole CIB, New York
(SOFR + 0.21%), 4.25%,
1/8/2026(f) 2,000,000 1,999,994
MUFG Bank Ltd., New York Branch
(SOFR + 0.22%), 4.49%,
3/12/2026(f) 2,000,000 1,999,866
National Australia Bank, New York
(SOFR + 0.25%), 4.29%,
3/17/2026(f) 2,000,000 2,000,680
Natixis SA, New York
4.47%, 12/11/2025 3,000,000 3,000,000
Sumitomo Mitsui Banking Corp., New
York
(SOFR + 0.21%), 4.25%,
3/10/2026(f) 2,000,000 1,999,814
(SOFR + 0.22%), 4.26%,
4/9/2026(f) 5,000,000 4,999,088
Sumitomo Mitsui Trust Bank Ltd.,
New York
(SOFR + 0.29%), 4.33%,
11/7/2025(f) 1,000,000 1,000,000
(SOFR + 0.35%), 4.22%,
11/10/2025(f) 2,000,000 2,000,068
4.40%, 2/3/2026 2,000,000 2,002,420
Toronto-Dominion Bank, New York
(SOFR + 0.20%), 4.47%,
4/6/2026(f) 2,000,000 1,999,946
(SOFR + 0.36%), 4.63%,
5/8/2026(f) 4,000,000 4,003,108
Total Certificates of Deposit
(Cost $44,000,068) 44,005,564
REPURCHASE AGREEMENTS - 19 .7%
CF Secured LLC
4.13%, dated 10/31/2025, due
11/3/2025, repurchase price
$91,878,406, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 6.75%,
maturing 11/15/2025 - 2/15/2055;
total market value $93,249,407 91,846,796 91,846,795

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored Bond Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 292
Investments
Principal
Amount Value
SECURITIES LENDING REINVESTMENTS (continued)
REPURCHASE AGREEMENTS (continued)
TD Prime Services LLC
3.97%, dated 10/31/2025, due
11/3/2025, repurchase price
$140,585,788, collateralized by
various Common Stocks; total
market value $155,254,134 $ 140,539,293 $ 140,539,293
TD Prime Services LLC
4.17%, dated 10/31/2025, due
12/5/2025, repurchase price
$10,040,542, collateralized by
various Common Stocks; total
market value $11,047,027 10,000,000 10,000,000
Total Repurchase Agreements
(Cost $242,386,088) 242,386,088
Total Securities Lending Reinvestments
(Cost $286,386,156) 286,391,652
SHORT-TERM INVESTMENTS - 1 .5% (j)
U.S. GOVERNMENT AGENCY SECURITIES - 1 .5%
FNMA
Zero Coupon, 11/3/2025
(Cost $18,996,105) 19,000,000 18,993,888
Total Investments - 122.2%
(Cost $1,502,400,381) 1,503,851,501
Liabilities in excess of other assets - (22.2%) (273,370,487)
NET ASSETS - 100.0% $1,230,481,014
‡ Security is valued using significant unobservable inputs
and is classified as Level 3 in the fair value hierarchy.
(a) The security or a portion of this security is on loan at
October 31, 2025. The total value of securities on loan
at October 31, 2025 was $307,578,798, collateralized
in the form of cash with a value of $286,386,389 that
was reinvested in the securities shown in the Securities
Lending Reinvestment section of the Schedule of
Investments and $51,050,385 of collateral in the form
of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 6.25%, and maturity dates ranging
from November 15, 2025 – May 15, 2055; a total value
of $337,436,774.
(b) Security exempt from registration pursuant to Rule 144A
under the Securities Act of 1933, as amended. These
securities may be resold in transactions exempt from
registration to qualified institutional investors. At October
31, 2025, the value of these securities amounted to
approximately $1,082,288,048 or 87.96% of net assets.
(c) Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in
effect as of period end.
(d) Payment in-kind security.
(e) Represents less than 0.05% of net assets.
(f) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect
as of October 31, 2025.
(g) Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the
future at a contingent upon predetermined trigger. The
interest rate shown was the current rate as of October
31, 2025.
(h) Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(i) The security was purchased with cash collateral held
from securities on loan at October 31, 2025. The total
value of securities purchased was $286,391,652.
(j) The rate shown was the current yield as of October 31,
2025.
Percentages shown are based on Net Assets.
Abbreviations
FNMA — Federal National Mortgage Association
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate
As of October 31, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 19,993,113
Aggregate gross unrealized depreciation (20,822,018)
Net unrealized depreciation $ (828,905)
Federal income tax cost $ 1,504,680,406

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored Bond Index Fund (cont.)
293 FLEXSHARES ANNUAL REPORT
Security Type % of Net Assets
Corporate Bonds 97 .4%
Securities Lending Reinvestments 23 .3
Short-Term Investments 1 .5
Others
(1)
( 22 .2 )
100 .0%
(1)
Includes any other net assets/(liabilities).

FLEXSHARES ANNUAL REPORT 294
See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
Schedule of Investments
FlexShares
®
ESG & Climate Investment Grade Corporate Core Index Fund
October 31, 2025
Investments
Principal
Amount Value
CORPORATE BONDS - 95 .2%
Air Freight & Logistics - 0 .1%
CH Robinson Worldwide, Inc.
4.20%, 4/15/2028 $ 10,000 $ 10,001
GXO Logistics, Inc.
6.50%, 5/6/2034 25,000 26,831
United Parcel Service, Inc.
5.25%, 5/14/2035 20,000 20,741
57,573
Automobile Components - 0 .3%
Aptiv Swiss Holdings Ltd.
5.40%, 3/15/2049 45,000 41,648
3.10%, 12/1/2051 30,000 19,537
BorgWarner, Inc.
5.40%, 8/15/2034 30,000 30,906
Lear Corp.
5.25%, 5/15/2049 20,000 18,136
110,227
Automobiles - 0 .7%
Ford Motor Co.
4.35%, 12/8/2026 230,000 229,157
3.25%, 2/12/2032 60,000 52,324
281,481
Banks - 14 .2%
Banco Santander SA
5.55%, 3/14/2028(a) 220,000 223,528
Bank of America Corp.
3.42%, 12/20/2028(a) 133,000 130,943
2.09%, 6/14/2029(a) 127,000 120,567
4.27%, 7/23/2029(a) 70,000 70,263
4.33%, 3/15/2050(a) 15,000 12,831
Bank of Montreal
3.09%, 1/10/2037(a) 120,000 107,213
Bank of Nova Scotia (The)
4.93%, 2/14/2029(a) 180,000 182,946
4.34%, 9/15/2031(a) 140,000 139,198
Barclays plc
6.49%, 9/13/2029(a) 220,000 232,426
3.81%, 3/10/2042(a) 200,000 161,012
Citigroup, Inc.
4.45%, 9/29/2027 267,000 267,847
3.98%, 3/20/2030(a) 187,000 185,033
2.67%, 1/29/2031(a) 107,000 99,722
4.41%, 3/31/2031(a) 100,000 99,863
2.57%, 6/3/2031(a) 73,000 67,319
4.50%, 9/11/2031(a) 120,000 120,146
3.06%, 1/25/2033(a) 102,000 93,195
5.83%, 2/13/2035(a) 150,000 155,884
8.13%, 7/15/2039 55,000 70,525
6.68%, 9/13/2043 92,000 104,215
4.65%, 7/23/2048 15,000 13,374
HSBC Holdings plc
5.55%, 3/4/2030(a) 260,000 269,415
8.11%, 11/3/2033(a) 200,000 234,574
5.45%, 3/3/2036(a) 310,000 320,180
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Banks - 14.2% (continued)
HSBC Holdings plc (continued)
6.50%, 9/15/2037 $ 50,000 $ 54,691
JPMorgan Chase & Co.
3.78%, 2/1/2028(a) 100,000 99,569
6.09%, 10/23/2029(a) 130,000 137,007
4.45%, 12/5/2029(a) 100,000 100,842
5.58%, 4/22/2030(a) 335,000 349,597
4.57%, 6/14/2030(a) 100,000 101,123
5.00%, 7/22/2030(a) 105,000 107,725
2.58%, 4/22/2032(a) 14,000 12,762
5.34%, 1/23/2035(a) 160,000 166,110
5.53%, 11/29/2045(a) 180,000 185,403
Mitsubishi UFJ Financial Group, Inc.
2.05%, 7/17/2030 200,000 180,842
5.62%, 4/24/2036(a) 200,000 210,417
Royal Bank of Canada
4.72%, 3/27/2028(a) 110,000 111,008
5.00%, 2/1/2033 70,000 72,136
5.00%, 5/2/2033 30,000 30,862
5.15%, 2/1/2034 125,000 130,371
Santander Holdings USA, Inc.
2.49%, 1/6/2028(a) 10,000 9,765
Westpac Banking Corp.
3.40%, 1/25/2028 260,000 257,324
5.62%, 11/20/2035(a) 130,000 134,455
5,934,228
Beverages - 2 .1%
Anheuser-Busch InBev Finance, Inc.
4.70%, 2/1/2036 10,000 9,901
Anheuser-Busch InBev Worldwide, Inc.
5.00%, 6/15/2034 70,000 72,357
5.45%, 1/23/2039 62,000 64,384
5.55%, 1/23/2049 60,000 60,863
5.80%, 1/23/2059 42,000 43,916
Diageo Capital plc
5.30%, 10/24/2027 280,000 286,664
Pepsico Singapore Financing I Pte. Ltd.
4.70%, 2/16/2034 20,000 20,075
PepsiCo, Inc.
4.45%, 5/15/2028 67,000 68,003
2.63%, 7/29/2029 30,000 28,573
1.95%, 10/21/2031 30,000 26,498
3.50%, 3/19/2040 133,000 112,720
2.63%, 10/21/2041 30,000 21,983
4.65%, 2/15/2053 40,000 36,030
5.25%, 7/17/2054 10,000 9,890
3.88%, 3/19/2060 5,000 3,881
865,738
Biotechnology - 0 .3%
Biogen, Inc.
2.25%, 5/1/2030 10,000 9,148
3.15%, 5/1/2050 43,000 28,257
3.25%, 2/15/2051 20,000 13,298

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate Investment Grade Corporate Core Index Fund (cont.)
295 FLEXSHARES ANNUAL REPORT
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Biotechnology - 0.3% (continued)
Regeneron Pharmaceuticals, Inc.
1.75%, 9/15/2030 $ 54,000 $ 47,901
2.80%, 9/15/2050 20,000 12,547
111,151
Broadline Retail - 0 .6%
Alibaba Group Holding Ltd.
2.70%, 2/9/2041 200,000 151,848
eBay, Inc.
2.70%, 3/11/2030 50,000 46,815
2.60%, 5/10/2031 30,000 27,341
3.65%, 5/10/2051 20,000 15,040
241,044
Building Products - 1 .1%
Carrier Global Corp.
2.49%, 2/15/2027 30,000 29,402
6.20%, 3/15/2054 50,000 55,144
CRH SMW Finance DAC
5.13%, 1/9/2030 200,000 205,807
Fortune Brands Innovations, Inc.
5.88%, 6/1/2033 25,000 26,455
4.50%, 3/25/2052 10,000 8,184
Johnson Controls International plc
5.50%, 4/19/2029 20,000 20,793
4.63%, 7/2/2044(b) 33,000 29,502
Owens Corning
4.30%, 7/15/2047 26,000 21,616
4.40%, 1/30/2048 10,000 8,422
5.95%, 6/15/2054 15,000 15,388
Trane Technologies Financing Ltd.
5.25%, 3/3/2033 10,000 10,405
Trane Technologies Holdco, Inc.
4.30%, 2/21/2048 17,000 14,479
445,597
Capital Markets - 9 .2%
Ares Capital Corp.
5.95%, 7/15/2029 30,000 30,785
3.20%, 11/15/2031 70,000 61,947
Bank of New York Mellon Corp. (The)
3.40%, 1/29/2028 67,000 66,327
3.99%, 6/13/2028(a) 77,000 76,948
4.60%, 7/26/2030(a) 33,000 33,512
4.29%, 6/13/2033(a) 20,000 19,761
5.19%, 3/14/2035(a) 105,000 108,162
Barings BDC, Inc.
3.30%, 11/23/2026 7,000 6,885
7.00%, 2/15/2029 10,000 10,337
Brookfield Finance, Inc.
6.30%, 1/15/2055(a) 10,000 9,947
5.81%, 3/3/2055 80,000 80,286
Deutsche Bank AG
5.00%, 9/11/2030(a) 180,000 182,350
FactSet Research Systems, Inc.
3.45%, 3/1/2032 10,000 9,234
Goldman Sachs Group, Inc. (The)
4.48%, 8/23/2028(a) 601,000 604,096
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Capital Markets - 9.2% (continued)
Goldman Sachs Group, Inc. (The) (continued)
5.73%, 4/25/2030(a) $ 200,000 $ 208,996
4.37%, 10/21/2031(a) 30,000 29,871
2.38%, 7/21/2032(a) 17,000 15,149
3.10%, 2/24/2033(a) 70,000 64,225
6.75%, 10/1/2037 112,000 125,581
4.41%, 4/23/2039(a) 100,000 92,872
3.44%, 2/24/2043(a) 25,000 19,716
5.56%, 11/19/2045(a) 160,000 162,047
5.73%, 1/28/2056(a) 30,000 31,058
Hercules Capital, Inc.
3.38%, 1/20/2027 14,000 13,730
Legg Mason, Inc.
5.63%, 1/15/2044 10,000 10,087
Moody's Corp.
2.00%, 8/19/2031 20,000 17,627
2.75%, 8/19/2041 43,000 31,195
3.75%, 2/25/2052 15,000 11,473
Morgan Stanley
2.48%, 1/21/2028(a) 80,000 78,410
3.77%, 1/24/2029(a) 200,000 198,295
5.12%, 2/1/2029(a) 43,000 43,889
2.70%, 1/22/2031(a) 133,000 124,499
2.24%, 7/21/2032(a) 30,000 26,557
5.25%, 4/21/2034(a) 165,000 170,293
5.42%, 7/21/2034(a) 89,000 92,852
5.83%, 4/19/2035(a) 50,000 53,312
5.30%, 4/20/2037(a) 33,000 33,558
5.94%, 2/7/2039(a) 30,000 31,489
5.60%, 3/24/2051(a) 148,000 150,897
Morgan Stanley Direct Lending Fund
6.00%, 5/19/2030 20,000 20,460
Nasdaq, Inc.
5.55%, 2/15/2034 25,000 26,226
3.95%, 3/7/2052 4,000 3,131
6.10%, 6/28/2063 50,000 52,964
Oaktree Specialty Lending Corp.
7.10%, 2/15/2029 10,000 10,287
S&P Global, Inc.
1.25%, 8/15/2030 50,000 43,706
2.90%, 3/1/2032 50,000 45,968
4.50%, 5/15/2048 24,000 20,860
Sixth Street Specialty Lending, Inc.
6.13%, 3/1/2029 20,000 20,525
State Street Corp.
2.40%, 1/24/2030 88,000 82,660
4.16%, 8/4/2033(a) 110,000 107,677
6.12%, 11/21/2034(a) 50,000 54,181
UBS AG
5.65%, 9/11/2028 200,000 208,857
3,835,757
Chemicals - 1 .3%
Air Products and Chemicals, Inc.
2.80%, 5/15/2050 90,000 59,010

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate Investment Grade Corporate Core Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 296
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Chemicals - 1.3% (continued)
Albemarle Corp.
5.05%, 6/1/2032 $ 20,000 $ 19,867
5.45%, 12/1/2044 10,000 9,170
Dow Chemical Co. (The)
5.15%, 2/15/2034 20,000 20,031
5.35%, 3/15/2035 40,000 39,698
5.55%, 11/30/2048 35,000 31,746
6.90%, 5/15/2053 54,000 57,316
Ecolab, Inc.
1.30%, 1/30/2031 63,000 54,355
3.95%, 12/1/2047 20,000 16,401
2.70%, 12/15/2051 20,000 12,665
FMC Corp.
3.45%, 10/1/2029 40,000 37,289
5.65%, 5/18/2033 5,000 4,778
6.38%, 5/18/2053 5,000 4,491
International Flavors & Fragrances, Inc.
5.00%, 9/26/2048 11,000 9,802
Linde, Inc.
1.10%, 8/10/2030 50,000 43,696
LYB International Finance III LLC
5.50%, 3/1/2034 70,000 69,957
3.63%, 4/1/2051 50,000 33,299
523,571
Commercial Services & Supplies - 0 .6%
Cintas Corp. No. 2
4.00%, 5/1/2032 25,000 24,553
RELX Capital, Inc.
3.00%, 5/22/2030 33,000 31,281
5.25%, 3/27/2035 20,000 20,698
Republic Services, Inc.
5.00%, 4/1/2034 80,000 82,203
Waste Management, Inc.
4.50%, 3/15/2028 20,000 20,228
3.90%, 3/1/2035 10,000 9,325
5.35%, 10/15/2054 60,000 59,136
247,424
Construction & Engineering - 0 .2%
Quanta Services, Inc.
5.25%, 8/9/2034 60,000 61,732
3.05%, 10/1/2041 35,000 26,220
87,952
Consumer Finance - 4 .2%
Ally Financial, Inc.
6.99%, 6/13/2029(a) 80,000 84,028
6.85%, 1/3/2030(a) 40,000 42,194
American Express Co.
3.30%, 5/3/2027 50,000 49,548
5.28%, 7/27/2029(a) 100,000 103,034
4.42%, 8/3/2033(a) 65,000 64,462
5.63%, 7/28/2034(a) 60,000 62,981
5.92%, 4/25/2035(a) 90,000 96,308
4.05%, 12/3/2042 14,000 12,160
Capital One Financial Corp.
5.47%, 2/1/2029(a) 250,000 256,079
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Consumer Finance - 4.2% (continued)
Capital One Financial Corp. (continued)
2.36%, 7/29/2032(a) $ 50,000 $ 43,400
6.38%, 6/8/2034(a) 40,000 43,293
Ford Motor Credit Co. LLC
7.20%, 6/10/2030 400,000 428,125
John Deere Capital Corp.
4.90%, 6/11/2027 50,000 50,793
4.85%, 6/11/2029 40,000 41,110
4.70%, 6/10/2030 50,000 51,236
4.40%, 9/8/2031 130,000 131,081
4.35%, 9/15/2032 87,000 87,262
Series I, 5.15%, 9/8/2033 40,000 41,891
5.10%, 4/11/2034 20,000 20,714
Synchrony Financial
2.88%, 10/28/2031 44,000 39,066
1,748,765
Consumer Staples Distribution & Retail - 1 .0%
Kroger Co. (The)
5.00%, 4/15/2042 20,000 18,935
5.40%, 1/15/2049 28,000 27,257
3.95%, 1/15/2050 20,000 15,545
5.65%, 9/15/2064 70,000 68,216
Target Corp.
2.65%, 9/15/2030 60,000 56,087
3.90%, 11/15/2047 10,000 7,969
4.80%, 1/15/2053 47,000 42,658
Walmart, Inc.
4.05%, 6/29/2048 220,000 185,759
422,426
Containers & Packaging - 0 .1%
AptarGroup, Inc.
3.60%, 3/15/2032 13,000 12,112
Avery Dennison Corp.
4.88%, 12/6/2028 10,000 10,175
2.65%, 4/30/2030 10,000 9,327
5.75%, 3/15/2033 14,000 14,825
46,439
Diversified Consumer Services - 0 .0% (c)
Trustees of the University of Pennsylvania (The)
3.61%, 2/15/2119 20,000 12,969
Diversified REITs - 0 .5%
Digital Realty Trust LP
REIT, 4.45%, 7/15/2028 33,000 33,203
REIT, 3.60%, 7/1/2029 10,000 9,767
Equinix Europe 2 Financing Corp. LLC
REIT, 5.50%, 6/15/2034 20,000 20,741
Simon Property Group LP
REIT, 2.65%, 7/15/2030 80,000 74,684
REIT, 6.75%, 2/1/2040 17,000 19,587
REIT, 5.85%, 3/8/2053 17,000 17,546
REIT, 6.65%, 1/15/2054 20,000 22,767
198,295
Diversified Telecommunication Services - 2 .8%
AT&T, Inc.
5.70%, 11/1/2054 100,000 97,945

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate Investment Grade Corporate Core Index Fund (cont.)
297 FLEXSHARES ANNUAL REPORT
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Diversified Telecommunication Services - 2.8% (continued)
Telefonica Emisiones SA
5.52%, 3/1/2049 $ 150,000 $ 139,479
Verizon Communications, Inc.
2.55%, 3/21/2031 437,000 396,866
2.36%, 3/15/2032 237,000 207,234
5.05%, 5/9/2033 55,000 56,201
3.40%, 3/22/2041 90,000 70,707
4.86%, 8/21/2046 50,000 45,141
5.01%, 4/15/2049 30,000 27,610
3.88%, 3/1/2052 154,000 116,262
2.99%, 10/30/2056 39,000 23,693
1,181,138
Electric Utilities - 3 .7%
Connecticut Light and Power Co. (The)
Series A, 2.05%, 7/1/2031 117,000 103,708
4.00%, 4/1/2048 57,000 46,334
5.25%, 1/15/2053 10,000 9,691
Enel Chile SA
4.88%, 6/12/2028 20,000 20,312
Eversource Energy
4.60%, 7/1/2027 167,000 167,964
Series R, 1.65%, 8/15/2030 17,000 14,959
NextEra Energy Capital Holdings, Inc.
6.75%, 6/15/2054(a) 120,000 129,787
6.70%, 9/1/2054(a) 70,000 72,799
Oklahoma Gas and Electric Co.
5.60%, 4/1/2053 50,000 50,251
Pacific Gas and Electric Co.
5.70%, 3/1/2035 110,000 113,051
4.20%, 6/1/2041 138,000 114,218
3.95%, 12/1/2047 100,000 75,136
6.70%, 4/1/2053 10,000 10,716
Public Service Co. of New Hampshire
3.60%, 7/1/2049 10,000 7,607
Public Service Electric and Gas Co.
4.65%, 3/15/2033 15,000 15,104
5.20%, 3/1/2034 20,000 20,762
3.60%, 12/1/2047 77,000 59,163
4.05%, 5/1/2048 60,000 49,365
5.45%, 3/1/2054 20,000 20,032
Southern California Edison Co.
5.65%, 10/1/2028 40,000 41,361
5.95%, 11/1/2032 7,000 7,386
5.20%, 6/1/2034 100,000 100,081
5.45%, 3/1/2035 140,000 141,921
Series C, 4.13%, 3/1/2048 33,000 25,511
Series E, 5.45%, 6/1/2052 75,000 69,036
Union Electric Co.
3.90%, 4/1/2052 80,000 62,827
1,549,082
Electrical Equipment - 0 .2%
ABB Finance USA, Inc.
3.80%, 4/3/2028 50,000 50,193
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Electrical Equipment - 0.2% (continued)
Hubbell, Inc.
3.50%, 2/15/2028 $ 20,000 $ 19,751
69,944
Energy Equipment & Services - 0 .3%
Baker Hughes Holdings LLC
4.08%, 12/15/2047 55,000 44,337
Halliburton Co.
6.70%, 9/15/2038 10,000 11,251
5.00%, 11/15/2045 60,000 54,581
110,169
Financial Services - 1 .8%
Equitable Holdings, Inc.
5.59%, 1/11/2033 44,000 46,107
5.00%, 4/20/2048 4,000 3,675
Mastercard, Inc.
3.30%, 3/26/2027 100,000 99,254
2.95%, 6/1/2029 96,000 92,802
2.00%, 11/18/2031 33,000 29,277
3.95%, 2/26/2048 15,000 12,423
2.95%, 3/15/2051 30,000 20,095
PayPal Holdings, Inc.
4.40%, 6/1/2032 98,000 97,781
5.05%, 6/1/2052 30,000 28,178
Shell International Finance BV
3.88%, 11/13/2028 70,000 69,962
3.00%, 11/26/2051 70,000 46,767
Visa, Inc.
2.05%, 4/15/2030 100,000 92,192
2.70%, 4/15/2040 90,000 69,355
Voya Financial, Inc.
5.00%, 9/20/2034 10,000 9,995
4.70%, 1/23/2048(a) 30,000 28,654
746,517
Food Products - 0 .8%
Archer-Daniels-Midland Co.
4.50%, 3/15/2049 10,000 8,757
Campbell's Co. (The)
4.15%, 3/15/2028 50,000 49,940
2.38%, 4/24/2030 17,000 15,565
4.80%, 3/15/2048 20,000 17,772
General Mills, Inc.
4.55%, 4/17/2038 20,000 18,690
4.70%, 4/17/2048 40,000 35,473
Hershey Co. (The)
4.25%, 5/4/2028 20,000 20,195
1.70%, 6/1/2030 32,000 28,730
3.13%, 11/15/2049 10,000 6,963
2.65%, 6/1/2050 10,000 6,294
Hormel Foods Corp.
3.05%, 6/3/2051 40,000 27,064
Ingredion, Inc.
2.90%, 6/1/2030 33,000 30,930
3.90%, 6/1/2050 10,000 7,569
Mondelez International, Inc.
3.00%, 3/17/2032 50,000 45,742

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate Investment Grade Corporate Core Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 298
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Food Products - 0.8% (continued)
Mondelez International, Inc. (continued)
2.63%, 9/4/2050 $ 50,000 $ 30,306
349,990
Gas Utilities - 0 .0% (c)
Southern California Gas Co.
5.45%, 6/15/2035 20,000 20,799
Ground Transportation - 1 .7%
Canadian National Railway Co.
3.65%, 2/3/2048 14,000 10,865
4.45%, 1/20/2049 92,000 80,701
4.40%, 8/5/2052 7,000 6,011
CSX Corp.
2.40%, 2/15/2030 63,000 58,870
5.20%, 11/15/2033 60,000 62,539
5.05%, 6/15/2035 10,000 10,171
6.22%, 4/30/2040 70,000 77,303
3.80%, 4/15/2050 33,000 25,655
4.65%, 3/1/2068 3,000 2,529
JB Hunt Transport Services, Inc.
4.90%, 3/15/2030 30,000 30,710
Norfolk Southern Corp.
5.95%, 3/15/2064 50,000 52,907
Ryder System, Inc.
6.60%, 12/1/2033 50,000 55,632
Union Pacific Corp.
4.50%, 1/20/2033 30,000 30,192
2.89%, 4/6/2036 40,000 33,801
4.50%, 9/10/2048 55,000 47,878
4.30%, 3/1/2049 20,000 16,873
5.60%, 12/1/2054 110,000 111,437
714,074
Health Care Equipment & Supplies - 2 .4%
Abbott Laboratories
1.40%, 6/30/2030 98,000 87,589
4.90%, 11/30/2046 98,000 94,076
Baxter International, Inc.
1.73%, 4/1/2031 50,000 42,903
3.13%, 12/1/2051 58,000 37,456
Becton Dickinson & Co.
2.82%, 5/20/2030 50,000 46,959
1.96%, 2/11/2031 50,000 44,209
3.79%, 5/20/2050 50,000 38,036
Boston Scientific Corp.
2.65%, 6/1/2030 100,000 93,873
GE HealthCare Technologies, Inc.
4.80%, 8/14/2029 110,000 112,242
5.86%, 3/15/2030 120,000 127,111
Medtronic Global Holdings SCA
4.25%, 3/30/2028 60,000 60,307
4.50%, 3/30/2033 5,000 5,005
Medtronic, Inc.
4.38%, 3/15/2035 80,000 78,653
Stryker Corp.
4.63%, 9/11/2034 90,000 89,587
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Health Care Equipment & Supplies - 2.4% (continued)
Zimmer Biomet Holdings, Inc.
3.55%, 3/20/2030 $ 30,000 $ 28,934
986,940
Health Care Providers & Services - 5 .8%
Aetna, Inc.
3.88%, 8/15/2047 40,000 30,281
Cardinal Health, Inc.
4.90%, 9/15/2045 33,000 29,942
Cencora, Inc.
2.70%, 3/15/2031 50,000 45,961
5.13%, 2/15/2034 30,000 30,777
Centene Corp.
2.45%, 7/15/2028 20,000 18,645
2.63%, 8/1/2031 80,000 68,632
Cigna Group (The)
4.38%, 10/15/2028 30,000 30,188
5.25%, 2/15/2034 20,000 20,567
4.80%, 8/15/2038 90,000 85,656
6.13%, 11/15/2041 33,000 34,939
4.80%, 7/15/2046 30,000 27,003
3.88%, 10/15/2047 20,000 15,613
3.40%, 3/15/2051 79,000 55,211
CVS Health Corp.
3.63%, 4/1/2027 33,000 32,721
4.30%, 3/25/2028 100,000 100,135
5.25%, 2/21/2033 80,000 82,063
4.78%, 3/25/2038 130,000 122,146
5.05%, 3/25/2048 174,000 155,580
Elevance Health, Inc.
2.25%, 5/15/2030 50,000 45,714
4.10%, 5/15/2032 164,000 159,192
4.75%, 2/15/2033 20,000 20,084
4.55%, 3/1/2048 32,000 27,444
3.70%, 9/15/2049 30,000 22,257
6.10%, 10/15/2052 14,000 14,637
5.13%, 2/15/2053 20,000 18,305
5.65%, 6/15/2054 40,000 39,398
5.85%, 11/1/2064 30,000 29,861
HCA, Inc.
3.13%, 3/15/2027 130,000 128,319
5.45%, 4/1/2031 20,000 20,816
3.63%, 3/15/2032 30,000 28,233
7.50%, 11/6/2033 77,000 89,110
5.60%, 4/1/2034 80,000 83,277
5.13%, 6/15/2039 20,000 19,449
4.38%, 3/15/2042 55,000 47,446
5.25%, 6/15/2049 20,000 18,360
6.00%, 4/1/2054 15,000 15,206
6.20%, 3/1/2055 60,000 62,303
Laboratory Corp. of America Holdings
4.35%, 4/1/2030 10,000 10,016
2.70%, 6/1/2031 50,000 45,745
4.80%, 10/1/2034 25,000 24,780
NYU Langone Hospitals
Series 2020, 3.38%, 7/1/2055 60,000 42,366

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate Investment Grade Corporate Core Index Fund (cont.)
299 FLEXSHARES ANNUAL REPORT
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Health Care Providers & Services - 5.8% (continued)
Orlando Health Obligated Group
5.48%, 10/1/2035 $ 30,000 $ 31,527
Quest Diagnostics, Inc.
4.20%, 6/30/2029 43,000 43,069
2.95%, 6/30/2030 50,000 47,125
2.80%, 6/30/2031 10,000 9,197
6.40%, 11/30/2033 10,000 11,094
UnitedHealth Group, Inc.
5.00%, 4/15/2034 50,000 50,874
6.05%, 2/15/2063 20,000 20,958
5.75%, 7/15/2064 70,000 69,905
Universal Health Services, Inc.
2.65%, 1/15/2032 120,000 105,168
Willis-Knighton Medical Center
Series 2018, 4.81%, 9/1/2048 40,000 35,505
2,422,800
Health Care REITs - 0 .8%
Alexandria Real Estate Equities, Inc.
REIT, 5.25%, 5/15/2036 160,000 158,579
Healthcare Realty Holdings LP
REIT, 3.63%, 1/15/2028 30,000 29,509
REIT, 2.40%, 3/15/2030 20,000 18,123
REIT, 2.05%, 3/15/2031 7,000 6,040
Healthpeak OP LLC
REIT, 3.50%, 7/15/2029 20,000 19,393
Ventas Realty LP
REIT, 4.00%, 3/1/2028 23,000 22,904
REIT, 3.00%, 1/15/2030 48,000 45,473
REIT, 4.75%, 11/15/2030 30,000 30,391
REIT, 5.00%, 1/15/2035 20,000 20,054
350,466
Hotel & Resort REITs - 0 .1%
Host Hotels & Resorts LP
Series I, REIT, 3.50%,
9/15/2030 10,000 9,421
Series J, REIT, 2.90%,
12/15/2031 10,000 8,907
REIT, 5.50%, 4/15/2035 20,000 20,193
38,521
Hotels, Restaurants & Leisure - 0 .8%
Marriott International, Inc.
5.00%, 10/15/2027 20,000 20,324
4.90%, 4/15/2029 30,000 30,628
Series HH, 2.85%, 4/15/2031 63,000 58,032
5.30%, 5/15/2034 20,000 20,529
5.25%, 10/15/2035 30,000 30,330
Starbucks Corp.
3.55%, 8/15/2029 70,000 68,657
4.50%, 11/15/2048 60,000 51,160
4.45%, 8/15/2049 60,000 50,595
330,255
Household Durables - 0 .2%
Mohawk Industries, Inc.
5.85%, 9/18/2028 12,000 12,522
3.63%, 5/15/2030 7,000 6,765
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Household Durables - 0.2% (continued)
PulteGroup, Inc.
5.00%, 1/15/2027 $ 26,000 $ 26,194
Toll Brothers Finance Corp.
3.80%, 11/1/2029 20,000 19,606
65,087
Household Products - 0 .1%
Clorox Co. (The)
1.80%, 5/15/2030 10,000 8,975
4.60%, 5/1/2032 20,000 20,152
29,127
Industrial REITs - 0 .4%
Americold Realty Operating Partnership LP
REIT, 5.41%, 9/12/2034 10,000 9,835
Prologis LP
REIT, 4.63%, 1/15/2033 47,000 47,349
REIT, 5.13%, 1/15/2034 44,000 45,199
REIT, 5.00%, 1/31/2035 30,000 30,378
REIT, 4.38%, 9/15/2048 7,000 5,991
REIT, 3.00%, 4/15/2050 23,000 15,493
REIT, 5.25%, 3/15/2054 15,000 14,572
168,817
Insurance - 3 .3%
Aflac, Inc.
3.60%, 4/1/2030 53,000 51,954
4.75%, 1/15/2049 10,000 9,083
Allstate Corp. (The)
1.45%, 12/15/2030 10,000 8,667
5.25%, 3/30/2033 40,000 41,497
American International Group, Inc.
5.13%, 3/27/2033 15,000 15,406
4.38%, 6/30/2050 40,000 33,789
Arch Capital Finance LLC
5.03%, 12/15/2046 10,000 9,444
Arch Capital Group Ltd.
3.64%, 6/30/2050 20,000 15,037
Arthur J Gallagher & Co.
5.15%, 2/15/2035 110,000 111,066
Athene Holding Ltd.
6.25%, 4/1/2054 20,000 19,917
AXIS Specialty Finance LLC
4.90%, 1/15/2040(a) 27,000 26,146
Brighthouse Financial, Inc.
4.70%, 6/22/2047 20,000 15,679
3.85%, 12/22/2051 5,000 3,263
CNO Financial Group, Inc.
6.45%, 6/15/2034 15,000 15,918
Everest Reinsurance Holdings, Inc.
3.13%, 10/15/2052 30,000 19,286
Fidelity National Financial, Inc.
4.50%, 8/15/2028 20,000 20,086
3.20%, 9/17/2051 14,000 9,016
Hartford Insurance Group, Inc. (The)
4.40%, 3/15/2048 15,000 13,021
3.60%, 8/19/2049 43,000 32,521
2.90%, 9/15/2051 14,000 9,137

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate Investment Grade Corporate Core Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 300
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Insurance - 3.3% (continued)
Lincoln National Corp.
3.05%, 1/15/2030 $ 17,000 $ 16,154
Manulife Financial Corp.
3.70%, 3/16/2032 37,000 35,438
MetLife, Inc.
4.55%, 3/23/2030 90,000 91,581
5.38%, 7/15/2033 15,000 15,808
5.30%, 12/15/2034 10,000 10,414
10.75%, 8/1/2039 33,000 44,086
4.60%, 5/13/2046 30,000 27,526
5.00%, 7/15/2052 33,000 30,815
5.25%, 1/15/2054 24,000 23,251
Primerica, Inc.
2.80%, 11/19/2031 10,000 9,038
Principal Financial Group, Inc.
3.70%, 5/15/2029 33,000 32,391
2.13%, 6/15/2030 58,000 52,571
5.38%, 3/15/2033 10,000 10,412
5.50%, 3/15/2053 8,000 8,051
Progressive Corp. (The)
4.20%, 3/15/2048 70,000 59,543
Prudential Financial, Inc.
3.00%, 3/10/2040 23,000 17,993
4.50%, 9/15/2047(a) 50,000 49,237
3.91%, 12/7/2047 25,000 19,993
4.35%, 2/25/2050 33,000 27,961
5.13%, 3/1/2052(a) 30,000 29,884
6.00%, 9/1/2052(a) 47,000 48,919
Prudential Funding Asia plc
3.13%, 4/14/2030 15,000 14,395
3.63%, 3/24/2032 10,000 9,572
Reinsurance Group of America, Inc.
5.75%, 9/15/2034 20,000 20,878
RenaissanceRe Holdings Ltd.
5.75%, 6/5/2033 22,000 23,020
Travelers Cos., Inc. (The)
4.00%, 5/30/2047 50,000 41,382
4.05%, 3/7/2048 8,000 6,627
4.10%, 3/4/2049 5,000 4,154
5.45%, 5/25/2053 37,000 37,297
Unum Group
4.00%, 6/15/2029 40,000 39,406
4.13%, 6/15/2051 24,000 18,403
W R Berkley Corp.
3.55%, 3/30/2052 5,000 3,601
3.15%, 9/30/2061 30,000 19,087
1,378,821
Interactive Media & Services - 1 .1%
Alphabet, Inc.
0.80%, 8/15/2027 170,000 161,648
1.10%, 8/15/2030 10,000 8,771
1.90%, 8/15/2040 7,000 4,778
2.25%, 8/15/2060 130,000 69,175
Meta Platforms, Inc.
4.75%, 8/15/2034 40,000 40,185
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Interactive Media & Services - 1.1% (continued)
Meta Platforms, Inc. (continued)
5.60%, 5/15/2053 $ 40,000 $ 39,671
5.40%, 8/15/2054 40,000 38,518
5.75%, 5/15/2063 83,000 82,747
5.55%, 8/15/2064 10,000 9,683
455,176
IT Services - 1 .1%
Accenture Capital, Inc.
4.50%, 10/4/2034 60,000 59,160
Genpact Luxembourg Sarl
6.00%, 6/4/2029 10,000 10,423
IBM International Capital Pte. Ltd.
5.25%, 2/5/2044 100,000 97,973
International Business Machines Corp.
4.50%, 2/6/2028 160,000 161,624
4.15%, 5/15/2039 100,000 89,933
2.85%, 5/15/2040 72,000 54,441
473,554
Leisure Products - 0 .2%
Brunswick Corp.
4.40%, 9/15/2032 25,000 23,753
5.10%, 4/1/2052 20,000 16,137
Hasbro, Inc.
3.90%, 11/19/2029 33,000 32,262
6.35%, 3/15/2040 10,000 10,543
82,695
Machinery - 1 .3%
AGCO Corp.
5.80%, 3/21/2034 10,000 10,416
Caterpillar, Inc.
3.25%, 9/19/2049 80,000 58,319
CNH Industrial Capital LLC
4.55%, 4/10/2028 60,000 60,412
CNH Industrial NV
3.85%, 11/15/2027 10,000 9,953
Cummins, Inc.
4.90%, 2/20/2029 120,000 123,339
5.15%, 2/20/2034 30,000 31,097
Deere & Co.
7.13%, 3/3/2031 20,000 22,717
Ingersoll Rand, Inc.
5.40%, 8/14/2028 38,000 39,245
5.31%, 6/15/2031 80,000 83,471
Stanley Black & Decker, Inc.
6.00%, 3/6/2028 20,000 20,751
4.85%, 11/15/2048 10,000 8,758
2.75%, 11/15/2050 22,000 13,130
Westinghouse Air Brake Technologies Corp.
5.61%, 3/11/2034 10,000 10,504
Xylem, Inc.
1.95%, 1/30/2028 20,000 19,124
2.25%, 1/30/2031 17,000 15,357
526,593

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate Investment Grade Corporate Core Index Fund (cont.)
301 FLEXSHARES ANNUAL REPORT
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Marine Transportation - 0 .0% (c)
Kirby Corp.
4.20%, 3/1/2028 $ 20,000 $ 19,951
Media - 2 .6%
Comcast Corp.
4.55%, 1/15/2029 90,000 91,392
2.65%, 2/1/2030 247,000 231,239
5.50%, 11/15/2032 90,000 94,795
4.65%, 2/15/2033 67,000 67,048
4.60%, 10/15/2038 20,000 18,584
4.00%, 3/1/2048 64,000 49,179
4.00%, 11/1/2049 40,000 30,247
2.89%, 11/1/2051 250,000 151,500
5.35%, 5/15/2053 10,000 9,281
2.99%, 11/1/2063 170,000 94,727
5.50%, 5/15/2064 3,000 2,769
Fox Corp.
4.71%, 1/25/2029 50,000 50,622
5.58%, 1/25/2049 55,000 53,393
Interpublic Group of Cos., Inc. (The)
3.38%, 3/1/2041 40,000 30,381
Paramount Global
4.95%, 1/15/2031 25,000 24,514
4.38%, 3/15/2043 30,000 22,720
5.25%, 4/1/2044 30,000 24,595
4.95%, 5/19/2050 30,000 23,435
1,070,421
Metals & Mining - 0 .8%
ArcelorMittal SA
6.80%, 11/29/2032 10,000 11,137
BHP Billiton Finance USA Ltd.
5.30%, 2/21/2035 100,000 103,676
5.50%, 9/8/2053 40,000 40,620
Gerdau Trade, Inc.
5.75%, 6/9/2035 20,000 20,778
Newmont Corp.
3.25%, 5/13/2030 48,000 46,040
2.60%, 7/15/2032 10,000 9,069
5.88%, 4/1/2035 57,000 61,802
5.75%, 11/15/2041 3,000 3,100
4.20%, 5/13/2050 25,000 21,024
317,246
Multi-Utilities - 1 .2%
Consolidated Edison Co. of New York, Inc.
Series 20A, 3.35%, 4/1/2030 80,000 77,510
2.40%, 6/15/2031 50,000 45,486
5.20%, 3/1/2033 10,000 10,417
Series E, 4.65%, 12/1/2048 22,000 19,587
6.15%, 11/15/2052 7,000 7,552
5.90%, 11/15/2053 10,000 10,494
5.70%, 5/15/2054 30,000 30,788
4.50%, 5/15/2058 55,000 46,260
National Grid plc
5.81%, 6/12/2033 25,000 26,645
NiSource, Inc.
6.95%, 11/30/2054(a) 35,000 36,516
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Multi-Utilities - 1.2% (continued)
Public Service Enterprise Group, Inc.
5.85%, 11/15/2027 $ 3,000 $ 3,103
1.60%, 8/15/2030 10,000 8,805
San Diego Gas & Electric Co.
Series VVV, 1.70%, 10/1/2030 20,000 17,688
2.95%, 8/15/2051 87,000 56,824
5.55%, 4/15/2054 10,000 9,925
Sempra
3.70%, 4/1/2029 10,000 9,813
3.80%, 2/1/2038 6,000 5,151
4.00%, 2/1/2048 83,000 64,365
486,929
Office REITs - 0 .6%
Boston Properties LP
REIT, 3.25%, 1/30/2031 80,000 74,443
REIT, 5.75%, 1/15/2035 20,000 20,451
COPT Defense Properties LP
REIT, 2.00%, 1/15/2029 10,000 9,303
REIT, 2.75%, 4/15/2031 20,000 18,141
Cousins Properties LP
REIT, 5.88%, 10/1/2034 10,000 10,446
Highwoods Realty LP
REIT, 3.05%, 2/15/2030 30,000 27,833
REIT, 7.65%, 2/1/2034 10,000 11,408
Kilroy Realty LP
REIT, 4.75%, 12/15/2028 30,000 29,983
REIT, 6.25%, 1/15/2036 17,000 17,544
Piedmont Operating Partnership LP
REIT, 3.15%, 8/15/2030 10,000 9,122
REIT, 2.75%, 4/1/2032 7,000 5,963
234,637
Oil, Gas & Consumable Fuels - 6 .1%
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/2039 30,000 25,279
Cheniere Energy Partners LP
5.55%, 10/30/2035(d) 90,000 92,102
Cheniere Energy, Inc.
4.63%, 10/15/2028 29,000 28,937
ConocoPhillips Co.
4.85%, 1/15/2032 60,000 61,431
5.00%, 1/15/2035 200,000 202,573
Enbridge, Inc.
5.63%, 4/5/2034 20,000 20,874
6.70%, 11/15/2053 75,000 83,623
5.95%, 4/5/2054 5,000 5,132
5.50%, 7/15/2077(a) 50,000 49,824
Hess Corp.
6.00%, 1/15/2040 57,000 62,052
Kinder Morgan, Inc.
2.00%, 2/15/2031 14,000 12,429
5.40%, 2/1/2034 110,000 113,192
5.30%, 12/1/2034 30,000 30,608
5.85%, 6/1/2035 80,000 84,352
5.55%, 6/1/2045 33,000 32,091
5.20%, 3/1/2048 27,000 24,875

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate Investment Grade Corporate Core Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 302
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels - 6.1% (continued)
Kinder Morgan, Inc. (continued)
3.60%, 2/15/2051 $ 10,000 $ 7,073
5.45%, 8/1/2052 35,000 33,057
Marathon Petroleum Corp.
3.80%, 4/1/2028 30,000 29,683
4.50%, 4/1/2048 58,000 47,056
Occidental Petroleum Corp.
5.00%, 8/1/2027 50,000 50,716
6.13%, 1/1/2031 40,000 42,131
6.45%, 9/15/2036 65,000 69,004
Zero Coupon, 10/10/2036 50,000 29,637
6.60%, 3/15/2046 50,000 52,320
6.05%, 10/1/2054 5,000 4,866
ONEOK, Inc.
5.55%, 11/1/2026 200,000 202,401
6.10%, 11/15/2032 25,000 26,746
5.20%, 7/15/2048 20,000 17,832
4.85%, 2/1/2049 30,000 25,632
4.50%, 3/15/2050 60,000 48,817
5.70%, 11/1/2054 30,000 28,070
5.85%, 11/1/2064 70,000 65,929
Pioneer Natural Resources Co.
2.15%, 1/15/2031 30,000 27,113
Sabine Pass Liquefaction LLC
5.90%, 9/15/2037 38,896 40,745
Shell Finance US, Inc.
4.55%, 8/12/2043 100,000 90,871
4.38%, 5/11/2045 60,000 52,547
3.75%, 9/12/2046 20,000 15,898
TotalEnergies Capital International SA
2.83%, 1/10/2030 50,000 47,621
3.46%, 7/12/2049 50,000 36,805
3.13%, 5/29/2050 60,000 41,098
TotalEnergies Capital SA
4.72%, 9/10/2034 10,000 10,083
5.49%, 4/5/2054 30,000 29,538
Transcontinental Gas Pipe Line Co. LLC
4.60%, 3/15/2048 70,000 60,996
Valero Energy Corp.
4.00%, 4/1/2029 30,000 29,758
2.80%, 12/1/2031 60,000 54,568
4.00%, 6/1/2052 30,000 22,271
Williams Cos., Inc. (The)
3.75%, 6/15/2027 50,000 49,701
4.80%, 11/15/2029 50,000 50,891
5.65%, 3/15/2033 33,000 34,704
5.15%, 3/15/2034 5,000 5,079
5.60%, 3/15/2035 30,000 31,129
5.75%, 6/24/2044 33,000 33,330
5.10%, 9/15/2045 37,000 34,291
4.85%, 3/1/2048 39,000 34,566
5.30%, 8/15/2052 14,000 13,146
2,557,093
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Paper & Forest Products - 0 .1%
Suzano Austria GmbH
3.75%, 1/15/2031 $ 20,000 $ 18,930
Series DM3N, 3.13%,
1/15/2032 50,000 44,784
63,714
Passenger Airlines - 0 .1%
Southwest Airlines Co.
2.63%, 2/10/2030 30,000 27,653
Personal Care Products - 0 .3%
Estee Lauder Cos., Inc. (The)
4.38%, 5/15/2028 20,000 20,156
2.60%, 4/15/2030 30,000 28,020
1.95%, 3/15/2031 83,000 73,538
4.15%, 3/15/2047 10,000 8,064
5.15%, 5/15/2053 5,000 4,775
134,553
Pharmaceuticals - 5 .1%
Bristol-Myers Squibb Co.
1.13%, 11/13/2027 160,000 151,827
6.40%, 11/15/2063 20,000 22,112
5.65%, 2/22/2064 190,000 188,612
GlaxoSmithKline Capital plc
3.38%, 6/1/2029 33,000 32,266
GlaxoSmithKline Capital, Inc.
6.38%, 5/15/2038 72,000 81,193
Johnson & Johnson
6.95%, 9/1/2029 10,000 11,115
5.00%, 3/1/2035 30,000 31,171
3.63%, 3/3/2037 80,000 72,838
2.10%, 9/1/2040 60,000 42,538
2.25%, 9/1/2050 20,000 12,001
5.25%, 6/1/2054 60,000 61,142
2.45%, 9/1/2060 17,000 9,676
Merck & Co., Inc.
4.05%, 5/17/2028 100,000 100,506
4.50%, 5/17/2033 30,000 30,255
3.90%, 3/7/2039 20,000 17,939
2.35%, 6/24/2040 93,000 67,268
4.90%, 5/17/2044 135,000 128,404
2.75%, 12/10/2051 15,000 9,520
Novartis Capital Corp.
2.00%, 2/14/2027 10,000 9,779
2.20%, 8/14/2030 85,000 78,369
4.20%, 9/18/2034 60,000 58,770
2.75%, 8/14/2050 75,000 49,450
Pfizer Investment Enterprises Pte. Ltd.
5.11%, 5/19/2043 30,000 29,128
5.34%, 5/19/2063 122,000 115,747
Pfizer, Inc.
1.75%, 8/18/2031 33,000 29,048
4.10%, 9/15/2038 275,000 251,315
3.90%, 3/15/2039 40,000 35,555
7.20%, 3/15/2039 37,000 44,530
2.55%, 5/28/2040 53,000 39,101
2.70%, 5/28/2050 20,000 12,771

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate Investment Grade Corporate Core Index Fund (cont.)
303 FLEXSHARES ANNUAL REPORT
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Pharmaceuticals - 5.1% (continued)
Sanofi SA
3.63%, 6/19/2028 $ 15,000 $ 14,916
Takeda Pharmaceutical Co. Ltd.
2.05%, 3/31/2030 320,000 291,556
2,130,418
Professional Services - 0 .3%
Automatic Data Processing, Inc.
4.45%, 9/9/2034 10,000 9,953
Equifax, Inc.
4.80%, 9/15/2029 55,000 55,808
3.10%, 5/15/2030 37,000 34,929
Verisk Analytics, Inc.
3.63%, 5/15/2050 30,000 22,230
122,920
Real Estate Management & Development - 0 .1%
CBRE Services, Inc.
2.50%, 4/1/2031 20,000 18,098
5.95%, 8/15/2034 18,000 19,248
Jones Lang LaSalle, Inc.
6.88%, 12/1/2028 10,000 10,715
48,061
Residential REITs - 0 .6%
AvalonBay Communities, Inc.
REIT, 5.00%, 2/15/2033 14,000 14,325
REIT, 4.35%, 4/15/2048 20,000 17,186
Camden Property Trust
REIT, 2.80%, 5/15/2030 50,000 47,021
ERP Operating LP
REIT, 1.85%, 8/1/2031 18,000 15,797
Essex Portfolio LP
REIT, 1.70%, 3/1/2028 30,000 28,334
REIT, 1.65%, 1/15/2031 50,000 43,349
Mid-America Apartments LP
REIT, 1.70%, 2/15/2031 60,000 52,439
Store Capital LLC
REIT, 2.70%, 12/1/2031 20,000 17,543
UDR, Inc.
REIT, 5.13%, 9/1/2034 10,000 10,152
246,146
Retail REITs - 0 .5%
Brixmor Operating Partnership LP
REIT, 2.25%, 4/1/2028 30,000 28,615
REIT, 2.50%, 8/16/2031 7,000 6,235
REIT, 5.50%, 2/15/2034 7,000 7,219
Federal Realty OP LP
REIT, 5.38%, 5/1/2028 30,000 30,777
REIT, 3.50%, 6/1/2030 10,000 9,622
REIT, 3.63%, 8/1/2046 10,000 7,309
Kimco Realty OP LLC
REIT, 4.85%, 3/1/2035 90,000 89,565
Regency Centers LP
REIT, 4.13%, 3/15/2028 5,000 5,004
REIT, 3.70%, 6/15/2030 26,000 25,384
REIT, 4.65%, 3/15/2049 10,000 8,848
218,578
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Semiconductors & Semiconductor Equipment - 2 .2%
Applied Materials, Inc.
4.35%, 4/1/2047 $ 50,000 $ 43,659
Intel Corp.
3.75%, 3/25/2027 100,000 99,375
5.13%, 2/10/2030 110,000 113,009
2.00%, 8/12/2031 47,000 41,103
5.15%, 2/21/2034 30,000 30,449
5.63%, 2/10/2043 54,000 53,286
3.73%, 12/8/2047 137,000 100,707
4.75%, 3/25/2050 120,000 101,562
4.95%, 3/25/2060 48,000 40,942
KLA Corp.
3.30%, 3/1/2050 20,000 14,264
4.95%, 7/15/2052 10,000 9,323
Micron Technology, Inc.
5.30%, 1/15/2031 30,000 31,010
5.88%, 9/15/2033 30,000 31,948
3.37%, 11/1/2041 30,000 23,175
QUALCOMM, Inc.
2.15%, 5/20/2030 80,000 73,526
5.40%, 5/20/2033 80,000 84,950
6.00%, 5/20/2053 35,000 37,499
929,787
Software - 3 .4%
Adobe, Inc.
4.80%, 4/4/2029 40,000 41,023
2.30%, 2/1/2030 33,000 30,775
5.30%, 1/17/2035 20,000 21,039
Autodesk, Inc.
2.85%, 1/15/2030 20,000 18,930
2.40%, 12/15/2031 10,000 8,873
Cadence Design Systems, Inc.
4.30%, 9/10/2029 50,000 50,199
Microsoft Corp.
1.35%, 9/15/2030 20,000 17,782
3.45%, 8/8/2036 33,000 30,165
4.50%, 6/15/2047 125,000 114,602
2.53%, 6/1/2050 100,000 62,780
2.92%, 3/17/2052 40,000 26,976
2.68%, 6/1/2060 113,000 66,854
3.04%, 3/17/2062 55,000 35,444
Oracle Corp.
2.80%, 4/1/2027 40,000 39,263
6.25%, 11/9/2032 170,000 182,124
4.70%, 9/27/2034 130,000 124,857
3.60%, 4/1/2040 20,000 15,663
5.55%, 2/6/2053 220,000 197,624
4.10%, 3/25/2061 115,000 79,235
Salesforce, Inc.
2.70%, 7/15/2041 120,000 88,074
ServiceNow, Inc.
1.40%, 9/1/2030 17,000 14,904
Synopsys, Inc.
5.15%, 4/1/2035 130,000 132,055
1,399,241

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate Investment Grade Corporate Core Index Fund (cont.)
FLEXSHARES ANNUAL REPORT 304
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Specialized REITs - 0 .5%
Equinix, Inc.
REIT, 3.20%, 11/18/2029 $ 70,000 $ 67,115
REIT, 3.90%, 4/15/2032 60,000 57,686
Public Storage Operating Co.
REIT, 5.35%, 8/1/2053 30,000 29,662
Weyerhaeuser Co.
REIT, 4.00%, 4/15/2030 30,000 29,578
REIT, 3.38%, 3/9/2033 30,000 27,395
211,436
Specialty Retail - 2 .4%
Home Depot, Inc. (The)
3.90%, 12/6/2028 240,000 240,122
4.25%, 4/1/2046 50,000 43,038
4.50%, 12/6/2048 75,000 65,885
4.95%, 9/15/2052 70,000 65,136
5.40%, 6/25/2064 55,000 54,127
Lowe's Cos., Inc.
3.65%, 4/5/2029 50,000 49,172
4.25%, 3/15/2031 190,000 188,784
2.63%, 4/1/2031 70,000 64,010
3.75%, 4/1/2032 30,000 28,628
5.50%, 10/15/2035 33,000 34,288
2.80%, 9/15/2041 138,000 99,891
4.55%, 4/5/2049 40,000 34,240
4.45%, 4/1/2062 26,000 20,774
5.85%, 4/1/2063 14,000 14,088
Tiffany & Co.
4.90%, 10/1/2044 10,000 9,487
1,011,670
Technology Hardware, Storage & Peripherals - 2 .5%
Apple, Inc.
1.20%, 2/8/2028 40,000 37,827
4.30%, 5/10/2033 70,000 70,980
4.45%, 5/6/2044 114,000 106,266
4.65%, 2/23/2046 190,000 177,135
4.85%, 5/10/2053 75,000 72,761
4.10%, 8/8/2062 47,000 37,730
Dell International LLC
5.50%, 4/1/2035 80,000 81,730
8.10%, 7/15/2036 110,000 133,494
Hewlett Packard Enterprise Co.
5.25%, 7/1/2028 150,000 154,051
5.00%, 10/15/2034 110,000 108,839
HP, Inc.
5.50%, 1/15/2033 10,000 10,311
6.00%, 9/15/2041 53,000 54,308
1,045,432
Textiles, Apparel & Luxury Goods - 0 .0% (c)
Ralph Lauren Corp.
2.95%, 6/15/2030 14,000 13,235
Water Utilities - 0 .1%
Essential Utilities, Inc.
4.80%, 8/15/2027 30,000 30,316
5.38%, 1/15/2034 10,000 10,268
4.28%, 5/1/2049 10,000 8,144
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Water Utilities - 0.1% (continued)
Essential Utilities, Inc. (continued)
5.30%, 5/1/2052 $ 10,000 $ 9,403
58,131
Wireless Telecommunication Services - 0 .3%
Vodafone Group plc
5.00%, 5/30/2038 48,000 47,292
5.63%, 2/10/2053 70,000 68,104
5.88%, 6/28/2064 20,000 19,791
135,187
Total Corporate Bonds
(Cost $39,946,676) 39,703,641
Total Investments - 95.2%
(Cost $39,946,676) 39,703,641
Other assets less liabilities - 4.8% 1,989,093
NET ASSETS - 100.0% $41,692,734
(a) Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in
effect as of period end.
(b) Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the
future at a contingent upon predetermined trigger. The
interest rate shown was the current rate as of October
31, 2025.
(c) Represents less than 0.05% of net assets.
(d) Security exempt from registration pursuant to Rule 144A
under the Securities Act of 1933, as amended. These
securities may be resold in transactions exempt from
registration to qualified institutional investors. At October
31, 2025, the value of these securities amounted to
approximately $92,102 or 0.22% of net assets.
Percentages shown are based on Net Assets.
Abbreviations
REIT — Real Estate Investment Trust
SCA — Limited partnership with share capital
As of October 31, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 619,055
Aggregate gross unrealized depreciation (917,976)
Net unrealized depreciation $ (298,921)
Federal income tax cost $ 40,002,562

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate Investment Grade Corporate Core Index Fund (cont.)
305 FLEXSHARES ANNUAL REPORT
Security Type % of Net Assets
Corporate Bonds 95 .2%
Others
(1)
4 .8
100 .0%
(1)
Includes any other net assets/(liabilities).

FLEXSHARES ANNUAL REPORT 306
See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
Schedule of Investments
FlexShares
®
Ultra-Short Income Fund
October 31, 2025
Investments
Principal
Amount Value
CORPORATE BONDS - 87 .4%
Aerospace & Defense - 0 .5%
RTX Corp.
5.75%, 11/8/2026 $ 7,200,000 $ 7,316,268
Agricultural & Farm Machinery - 1 .1%
AGCO Corp.
5.45%, 3/21/2027 1,250,000 1,267,257
CNH Industrial Capital LLC
1.88%, 1/15/2026 1,060,000 1,054,466
1.45%, 7/15/2026 10,402,000 10,199,062
4.50%, 10/8/2027 2,500,000 2,517,689
15,038,474
Agricultural Products & Services - 0 .4%
Bunge Ltd. Finance Corp.
2.00%, 4/21/2026 4,800,000 4,750,899
Apparel Retail - 0 .6%
Ross Stores, Inc.
0.88%, 4/15/2026 7,600,000 7,486,371
Application Software - 1 .1%
Intuit, Inc.
5.25%, 9/15/2026 4,950,000 5,000,110
Roper Technologies, Inc.
4.25%, 9/15/2028 2,200,000 2,206,536
Synopsys, Inc.
4.55%, 4/1/2027 7,800,000 7,853,621
15,060,267
Asset Management & Custody Banks - 2 .9%
BlackRock Funding, Inc.
4.60%, 7/26/2027 12,180,000 12,328,962
Blackstone Private Credit Fund
4.95%, 9/26/2027 1,290,000 1,295,732
Citadel Finance LLC
3.38%, 3/9/2026(a) 6,000,000 5,968,504
State Street Bank & Trust Co.
(SOFR + 0.46%), 4.76%,
11/25/2026(b) 2,610,000 2,619,833
State Street Corp.
(SOFR + 0.85%), 5.11%,
8/3/2026(b) 10,000,000 10,034,278
4.33%, 10/22/2027 7,040,000 7,105,723
39,353,032
Automobile Manufacturers - 1 .2%
BMW US Capital LLC
(United States SOFR
Compounded Index + 0.78%),
5.07%, 3/19/2027(a)(b) 8,300,000 8,329,050
Hyundai Capital America
5.45%, 6/24/2026(a) 1,000,000 1,007,123
(SOFR + 1.50%), 5.78%,
1/8/2027(a)(b) 1,500,000 1,514,256
(SOFR + 1.04%), 5.33%,
3/19/2027(a)(b) 1,000,000 1,002,564
(SOFR + 1.04%), 5.33%,
6/24/2027(a)(b) 5,000,000 5,016,650
16,869,643
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Broadline Retail - 0 .3%
eBay, Inc.
1.40%, 5/10/2026 $ 3,500,000 $ 3,450,050
Cargo Ground Transportation - 1 .0%
JB Hunt Transport Services, Inc.
3.88%, 3/1/2026 5,000,000 4,991,902
Penske Truck Leasing Co. LP
1.20%, 11/15/2025(a) 5,000,000 4,993,655
Ryder System, Inc.
1.75%, 9/1/2026 3,600,000 3,533,391
13,518,948
Communications Equipment - 0 .5%
Juniper Networks, Inc.
1.20%, 12/10/2025 7,200,000 7,174,671
Construction Machinery & Heavy Transportation Equipment
- 0 .6%
Daimler Truck Finance North America LLC
(SOFR + 0.96%), 5.22%,
9/25/2027(a)(b) 3,570,000 3,583,780
(SOFR + 0.84%), 5.09%,
1/13/2028(a)(b) 4,100,000 4,103,567
7,687,347
Consumer Finance - 5 .0%
American Express Co.
(SOFR + 0.75%), 5.02%,
4/23/2027(b) 3,000,000 3,004,330
(United States SOFR
Compounded Index + 0.97%),
5.24%, 7/28/2027(b) 4,000,000 4,015,920
American Honda Finance Corp.
(SOFR + 0.55%), 4.86%,
5/21/2026(b) 300,000 300,307
(SOFR + 0.77%), 5.06%,
3/12/2027(b) 5,000,000 5,009,168
(SOFR + 0.72%), 4.99%,
10/22/2027(b) 11,000,000 11,010,928
Avolon Holdings Funding Ltd.
4.95%, 1/15/2028(a) 3,200,000 3,231,663
General Motors Financial Co., Inc.
(United States SOFR
Compounded Index + 1.35%),
5.66%, 5/8/2027(b) 2,169,000 2,180,170
(SOFR + 1.29%), 5.57%,
1/7/2030(b) 7,500,000 7,497,291
John Deere Capital Corp.
(SOFR + 0.44%), 4.70%,
3/6/2026(b) 5,000,000 5,004,394
(SOFR + 0.79%), 5.05%,
6/8/2026(b) 1,300,000 1,304,170
(SOFR + 0.40%), 4.65%,
1/5/2027(b) 10,000,000 10,021,910
(SOFR + 0.60%), 4.87%,
6/11/2027(b) 2,000,000 2,007,992

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Ultra-Short Income Fund (cont.)
307 FLEXSHARES ANNUAL REPORT
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Consumer Finance - 5.0% (continued)
Toyota Motor Credit Corp.
(SOFR + 0.47%), 4.75%,
1/8/2027(b) $ 14,000,000 $ 14,011,758
68,600,001
Consumer Staples Merchandise Retail - 0 .7%
Walmart, Inc.
(United States SOFR
Compounded Index + 0.43%),
4.70%, 4/28/2027(b) 9,500,000 9,533,512
Data Processing & Outsourced Services - 0 .1%
Broadridge Financial Solutions, Inc.
3.40%, 6/27/2026 1,000,000 993,695
Diversified Banks - 21 .8%
Bank of America Corp.
(SOFR + 1.11%), 5.42%,
5/9/2029(b) 24,000,000 24,172,700
Bank of Montreal
(United States SOFR
Compounded Index + 0.62%),
4.91%, 9/15/2026(b) 3,300,000 3,306,759
4.06%, 9/22/2028(c) 7,200,000 7,189,372
(SOFR + 0.86%), 5.13%,
1/27/2029(b) 8,000,000 8,021,336
Bank of New Zealand
(SOFR + 0.81%), 5.08%,
1/27/2027(a)(b) 4,000,000 4,015,057
Bank of Nova Scotia (The)
(United States SOFR
Compounded Index + 0.55%),
4.81%, 3/2/2026(b) 4,000,000 4,003,920
(SOFR + 0.61%), 4.90%,
9/15/2026(b) 1,780,000 1,784,430
Banque Federative du Credit Mutuel SA
(SOFR + 1.13%), 5.40%,
1/23/2027(a)(b) 2,940,000 2,959,536
(United States SOFR
Compounded Index + 1.07%),
5.38%, 2/16/2028(a)(b) 10,000,000 10,068,184
(United States SOFR
Compounded Index + 1.23%),
5.50%, 1/22/2030(a)(b) 2,900,000 2,923,294
Barclays plc
(SOFR + 1.49%), 5.78%,
3/12/2028(b) 9,000,000 9,094,050
(SOFR + 1.08%), 5.39%,
11/11/2029(b) 6,400,000 6,420,453
Canadian Imperial Bank of Commerce
5.62%, 7/17/2026 4,150,000 4,193,796
(SOFR + 0.72%), 4.97%,
1/13/2028(b) 10,000,000 10,009,403
Citibank NA
4.93%, 8/6/2026 4,000,000 4,024,160
(United States SOFR
Compounded Index + 1.06%),
5.36%, 12/4/2026(b) 3,000,000 3,021,265
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Diversified Banks - 21.8% (continued)
Citigroup, Inc.
(SOFR + 0.77%), 5.06%,
6/9/2027(b) $ 3,500,000 $ 3,503,476
(SOFR + 0.87%), 5.12%,
3/4/2029(b) 10,286,000 10,287,204
Commonwealth Bank of Australia
4.42%, 3/14/2028 3,200,000 3,238,675
Credit Agricole SA
(SOFR + 0.87%), 5.17%,
3/11/2027(a)(b) 6,670,000 6,696,448
4.63%, 9/11/2028(a)(c) 5,210,000 5,238,429
Fifth Third Bank NA
(SOFR + 0.81%), 5.08%,
1/28/2028(b) 4,900,000 4,904,115
HSBC Holdings plc
3.90%, 5/25/2026 3,000,000 2,998,005
(SOFR + 1.04%), 5.32%,
11/19/2028(b) 1,800,000 1,808,691
(SOFR + 1.03%), 5.30%,
3/3/2029(b) 5,600,000 5,623,567
HSBC USA, Inc.
(SOFR + 0.97%), 5.24%,
6/3/2028(b) 4,500,000 4,531,859
ING Groep NV
(United States SOFR
Compounded Index + 1.01%),
5.26%, 4/1/2027(b) 5,582,000 5,595,146
JPMorgan Chase & Co.
(SOFR + 0.77%), 5.05%,
9/22/2027(b) 2,500,000 2,507,515
(SOFR + 0.80%), 5.07%,
1/24/2029(b) 9,100,000 9,114,076
JPMorgan Chase Bank NA
(SOFR + 1.00%), 5.30%,
12/8/2026(b) 2,000,000 2,014,426
Lloyds Banking Group plc
(United States SOFR
Compounded Index + 1.06%),
5.33%, 11/26/2028(b) 9,000,000 9,039,038
Mitsubishi UFJ Financial Group, Inc.
3.85%, 3/1/2026 3,200,000 3,197,934
Morgan Stanley Bank NA
(SOFR + 0.87%), 5.12%,
5/26/2028(b) 8,740,000 8,769,039
National Australia Bank Ltd.
(SOFR + 0.50%), 4.80%,
3/6/2028(a)(b) 3,000,000 3,010,127
National Bank of Canada
(United States SOFR
Compounded Index + 1.03%),
5.31%, 7/2/2027(b) 6,260,000 6,277,872
NatWest Markets plc
(SOFR + 0.90%), 5.21%,
5/17/2027(a)(b) 10,250,000 10,300,529

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Ultra-Short Income Fund (cont.)
FLEXSHARES ANNUAL REPORT 308
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Diversified Banks - 21.8% (continued)
Nordea Bank Abp
(SOFR + 0.70%), 4.99%,
3/17/2028(a)(b) $ 7,700,000 $ 7,742,623
Royal Bank of Canada
(United States SOFR
Compounded Index + 0.53%),
4.80%, 1/20/2026(b) 2,750,000 2,752,007
(United States SOFR
Compounded Index + 0.57%),
4.84%, 4/27/2026(b) 2,000,000 2,003,444
(United States SOFR
Compounded Index + 0.46%),
4.77%, 8/3/2026(b) 5,000,000 5,012,300
(United States SOFR
Compounded Index + 0.59%),
4.91%, 11/2/2026(b) 7,200,000 7,219,188
(United States SOFR
Compounded Index + 0.83%),
5.10%, 1/24/2029(b) 5,000,000 5,006,607
Santander UK Group Holdings plc
4.32%, 9/22/2029(c) 3,200,000 3,193,528
Skandinaviska Enskilda Banken AB
(SOFR + 0.89%), 5.19%,
3/5/2027(a)(b) 3,000,000 3,021,207
Societe Generale SA
(SOFR + 1.41%), 5.66%,
4/13/2029(a)(b) 1,900,000 1,911,594
Standard Chartered plc
6.17%, 1/9/2027(a)(c) 2,100,000 2,105,758
Sumitomo Mitsui Financial Group, Inc.
(SOFR + 0.88%), 5.13%,
1/14/2027(b) 1,480,000 1,487,859
(SOFR + 1.17%), 5.42%,
7/9/2029(b) 1,500,000 1,515,297
Swedbank AB
5.47%, 6/15/2026(a) 10,500,000 10,589,099
(SOFR + 1.03%), 5.34%,
11/20/2029(a)(b) 2,800,000 2,832,028
Toronto-Dominion Bank (The)
(SOFR + 1.08%), 5.36%,
7/17/2026(b) 4,010,000 4,034,183
(SOFR + 0.59%), 4.89%,
9/10/2026(b) 2,000,000 2,005,574
Wells Fargo & Co.
(SOFR + 0.78%), 5.05%,
1/24/2028(b) 8,000,000 8,020,096
Westpac Banking Corp.
(SOFR + 0.42%), 4.70%,
4/16/2026(b) 3,710,000 3,713,306
(SOFR + 0.52%), 4.79%,
6/3/2026(b) 500,000 500,781
(SOFR + 0.46%), 4.74%,
10/20/2026(b) 8,000,000 8,013,491
(SOFR + 0.82%), 5.10%,
7/1/2030(b) 930,000 938,757
297,482,613
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Diversified Capital Markets - 2 .1%
Deutsche Bank AG
(SOFR + 1.21%), 5.49%,
1/10/2029(b) $ 7,000,000 $ 7,025,806
6.82%, 11/20/2029(c) 7,000,000 7,474,797
Macquarie Bank Ltd.
5.27%, 7/2/2027(a) 1,290,000 1,318,618
(SOFR + 0.74%), 5.03%,
6/12/2028(a)(b) 13,000,000 13,065,754
28,884,975
Diversified Metals & Mining - 1 .8%
BHP Billiton Finance USA Ltd.
4.88%, 2/27/2026 5,000,000 5,009,808
Glencore Funding LLC
(United States SOFR
Compounded Index + 0.75%),
5.03%, 10/1/2026(a)(b) 10,000,000 10,015,544
Rio Tinto Finance USA plc
(United States SOFR
Compounded Index + 0.84%),
5.13%, 3/14/2028(b) 9,400,000 9,493,598
24,518,950
Diversified Support Services - 0 .2%
Element Fleet Management Corp.
6.27%, 6/26/2026(a) 2,820,000 2,851,129
Electric Utilities - 1 .0%
Georgia Power Co.
4.00%, 10/1/2028 2,900,000 2,897,860
NextEra Energy Capital Holdings, Inc.
(United States SOFR
Compounded Index + 0.76%),
5.03%, 1/29/2026(b) 4,000,000 4,005,089
(United States SOFR
Compounded Index + 0.80%),
5.11%, 2/4/2028(b) 6,700,000 6,747,620
13,650,569
Electrical Components & Equipment - 0 .3%
Hubbell, Inc.
3.35%, 3/1/2026 4,679,000 4,662,860
Electronic Components - 0 .5%
Amphenol Corp.
(SOFR + 0.53%), 4.59%,
11/15/2027(b) 6,300,000 6,311,976
Fertilizers & Agricultural Chemicals - 0 .3%
Nutrien Ltd.
5.95%, 11/7/2025 1,020,000 1,020,063
4.50%, 3/12/2027 3,300,000 3,315,404
4,335,467
Food Distributors - 0 .6%
Sysco Corp.
3.30%, 7/15/2026 3,000,000 2,981,380
3.25%, 7/15/2027 5,370,000 5,301,672
8,283,052
Health Care Distributors - 0 .7%
Cencora, Inc.
4.63%, 12/15/2027 2,090,000 2,113,626

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Ultra-Short Income Fund (cont.)
309 FLEXSHARES ANNUAL REPORT
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Health Care Distributors - 0.7% (continued)
McKesson Corp.
0.90%, 12/3/2025 $ 7,439,000 $ 7,417,172
9,530,798
Health Care Equipment - 0 .8%
Stryker Corp.
4.55%, 2/10/2027 6,300,000 6,339,660
Zimmer Biomet Holdings, Inc.
4.70%, 2/19/2027 3,906,000 3,930,643
10,270,303
Health Care Facilities - 0 .3%
HCA, Inc.
5.25%, 6/15/2026 2,276,000 2,278,248
5.00%, 3/1/2028 1,660,000 1,690,779
3,969,027
Home Improvement Retail - 1 .6%
Home Depot, Inc. (The)
5.15%, 6/25/2026 5,018,000 5,056,122
Lowe's Cos., Inc.
4.80%, 4/1/2026 7,600,000 7,614,993
2.50%, 4/15/2026 5,800,000 5,767,272
4.00%, 10/15/2028 3,300,000 3,292,743
21,731,130
Homebuilding - 0 .9%
Lennar Corp.
5.25%, 6/1/2026 6,300,000 6,303,521
PulteGroup, Inc.
5.50%, 3/1/2026 6,500,000 6,506,076
12,809,597
Hotels, Resorts & Cruise Lines - 0 .2%
Royal Caribbean Cruises Ltd.
7.50%, 10/15/2027 3,000,000 3,170,238
Insurance Brokers - 1 .2%
Arthur J Gallagher & Co.
4.60%, 12/15/2027 10,230,000 10,325,415
Marsh & McLennan Cos., Inc.
(United States SOFR
Compounded Index + 0.70%),
5.01%, 11/8/2027(b) 5,870,000 5,897,291
16,222,706
Integrated Oil & Gas - 2 .4%
BP Capital Markets America, Inc.
3.41%, 2/11/2026 10,000,000 9,975,497
Chevron USA, Inc.
(SOFR + 0.57%), 4.88%,
8/13/2028(b) 22,200,000 22,283,592
Enterprise Products Operating LLC
5.05%, 1/10/2026 720,000 720,910
32,979,999
Integrated Telecommunication Services - 1 .1%
AT&T, Inc.
1.70%, 3/25/2026 5,000,000 4,951,082
Verizon Communications, Inc.
4.33%, 9/21/2028 9,800,000 9,852,627
14,803,709
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Interactive Home Entertainment - 0 .7%
Take-Two Interactive Software, Inc.
5.00%, 3/28/2026 $ 10,000,000 $ 10,032,670
Investment Banking & Brokerage - 1 .6%
Charles Schwab Corp. (The)
(United States SOFR
Compounded Index + 0.52%),
4.83%, 5/13/2026(b) 1,000,000 1,000,256
(United States SOFR
Compounded Index + 1.05%),
5.32%, 3/3/2027(b) 6,500,000 6,548,211
Goldman Sachs Group, Inc. (The)
3.75%, 2/25/2026 5,000,000 4,996,953
LPL Holdings, Inc.
4.90%, 4/3/2028 2,500,000 2,530,300
Mizuho Markets Cayman LP
(SOFR + 0.53%, 0.10%
Floor), 4.78%, 1/9/2026(a)(b) 2,900,000 2,901,156
Morgan Stanley
(SOFR + 1.02%), 5.25%,
4/13/2028(b) 4,456,000 4,478,815
22,455,691
IT Consulting & Other Services - 1 .0%
Accenture Capital, Inc.
3.90%, 10/4/2027 4,500,000 4,509,482
International Business Machines Corp.
3.45%, 2/19/2026 3,100,000 3,092,789
3.30%, 5/15/2026 6,500,000 6,475,886
14,078,157
Life Sciences Tools & Services - 0 .3%
Agilent Technologies, Inc.
4.20%, 9/9/2027 4,520,000 4,527,862
Managed Health Care - 1 .8%
Elevance Health, Inc.
1.50%, 3/15/2026 10,500,000 10,395,999
4.50%, 10/30/2026 1,490,000 1,496,640
UnitedHealth Group, Inc.
(SOFR + 0.50%), 4.75%,
7/15/2026(b) 9,387,000 9,395,518
4.40%, 6/15/2028 3,000,000 3,029,535
24,317,692
Metal, Glass & Plastic Containers - 0 .5%
Berry Global, Inc.
1.57%, 1/15/2026 7,300,000 7,256,412
Multi-Utilities - 0 .8%
Consolidated Edison Co. of New York, Inc.
(United States SOFR
Compounded Index + 0.52%),
4.83%, 11/18/2027(b) 5,200,000 5,202,756
DTE Energy Co.
2.85%, 10/1/2026 3,100,000 3,066,635
4.88%, 6/1/2028 2,900,000 2,948,958
11,218,349
Oil & Gas Equipment & Services - 0 .2%
Halliburton Co.
3.80%, 11/15/2025 1,957,000 1,956,415

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Ultra-Short Income Fund (cont.)
FLEXSHARES ANNUAL REPORT 310
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Oil & Gas Equipment & Services - 0.2% (continued)
Schlumberger Holdings Corp.
5.00%, 5/29/2027(a) $ 641,000 $ 649,166
2,605,581
Oil & Gas Refining & Marketing - 0 .3%
Phillips 66
1.30%, 2/15/2026 4,000,000 3,967,146
Oil & Gas Storage & Transportation - 1 .3%
ONEOK, Inc.
5.85%, 1/15/2026 3,436,000 3,442,331
Williams Cos., Inc. (The)
5.40%, 3/2/2026 14,000,000 14,052,436
17,494,767
Packaged Foods & Meats - 2 .5%
Campbell's Co. (The)
5.30%, 3/20/2026 960,000 963,517
Conagra Brands, Inc.
4.60%, 11/1/2025 6,000,000 6,000,000
Kellanova
3.25%, 4/1/2026 12,092,000 12,036,703
Kraft Heinz Foods Co.
3.00%, 6/1/2026 8,400,000 8,337,655
McCormick & Co., Inc.
0.90%, 2/15/2026 620,000 613,711
Mead Johnson Nutrition Co.
4.13%, 11/15/2025 3,698,000 3,696,928
Mondelez International, Inc.
4.13%, 5/7/2028 2,000,000 1,999,058
33,647,572
Pharmaceuticals - 5 .1%
Bristol-Myers Squibb Co.
(SOFR + 0.49%), 4.80%,
2/20/2026(b) 3,182,000 3,184,705
Eli Lilly & Co.
(SOFR + 0.53%), 4.84%,
10/15/2028(b) 17,100,000 17,162,073
GlaxoSmithKline Capital plc
(SOFR + 0.50%), 4.79%,
3/12/2027(b) 8,300,000 8,344,207
Pfizer Investment Enterprises Pte. Ltd.
4.45%, 5/19/2026 11,400,000 11,417,525
Sanofi SA
(SOFR + 0.46%), 4.52%,
11/3/2027(b) 12,500,000 12,579,250
(SOFR + 0.54%), 4.60%,
11/3/2028(b) 16,700,000 16,765,932
69,453,692
Rail Transportation - 0 .2%
CSX Corp.
3.35%, 11/1/2025 2,250,000 2,250,000
Regional Banks - 5 .1%
Citizens Financial Group, Inc.
2.85%, 7/27/2026 6,500,000 6,427,459
Huntington National Bank (The)
4.87%, 4/12/2028(c) 4,100,000 4,136,077
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Regional Banks - 5.1% (continued)
Manufacturers & Traders Trust Co.
5.40%, 11/21/2025 $ 4,000,000 $ 4,001,135
4.65%, 1/27/2026 6,654,000 6,658,723
PNC Bank NA
(SOFR + 0.50%), 4.75%,
1/15/2027(b) 2,000,000 2,000,565
4.54%, 5/13/2027(c) 7,500,000 7,510,810
(SOFR + 0.73%), 4.77%,
7/21/2028(b) 7,750,000 7,750,155
Santander Holdings USA, Inc.
6.12%, 5/31/2027(c) 3,250,000 3,277,673
(SOFR + 1.61%), 5.90%,
3/20/2029(b) 7,000,000 7,095,370
Truist Bank
(SOFR + 0.77%), 5.04%,
7/24/2028(b) 12,000,000 12,011,880
4.14%, 10/23/2029(c) 6,300,000 6,275,175
Truist Financial Corp.
6.05%, 6/8/2027(c) 3,000,000 3,030,694
70,175,716
Restaurants - 0 .2%
Starbucks Corp.
4.50%, 5/15/2028 3,170,000 3,198,602
Self-Storage REITs - 0 .3%
Public Storage Operating Co.
REIT, (United States SOFR
Compounded Index + 0.70%),
4.98%, 4/16/2027(b) 4,180,000 4,192,979
Semiconductors - 1 .3%
Advanced Micro Devices, Inc.
4.21%, 9/24/2026 6,100,000 6,116,223
Intel Corp.
4.88%, 2/10/2026 10,200,000 10,215,594
NXP BV
4.30%, 8/19/2028 1,700,000 1,702,562
18,034,379
Soft Drinks & Non-alcoholic Beverages - 1 .8%
Keurig Dr Pepper, Inc.
(SOFR + 0.58%), 4.89%,
11/15/2026(b) 10,010,000 10,010,053
(United States SOFR
Compounded Index + 0.88%),
5.17%, 3/15/2027(b) 2,500,000 2,504,084
Pepsico Singapore Financing I Pte. Ltd.
(United States SOFR
Compounded Index + 0.56%),
4.87%, 2/16/2027(b) 12,200,000 12,226,093
24,740,230
Specialized Finance - 0 .6%
NTT Finance Corp.
(SOFR + 1.08%), 5.33%,
7/16/2028(a)(b) 8,000,000 8,082,240
Specialty Chemicals - 0 .9%
DuPont de Nemours, Inc.
4.49%, 11/15/2025 11,750,000 11,747,566

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Ultra-Short Income Fund (cont.)
311 FLEXSHARES ANNUAL REPORT
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Systems Software - 2 .6%
Fortinet, Inc.
1.00%, 3/15/2026 $ 5,900,000 $ 5,824,107
Oracle Corp.
1.65%, 3/25/2026 11,170,000 11,060,977
(SOFR + 0.76%), 5.07%,
8/3/2028(b) 9,400,000 9,445,892
VMware LLC
1.40%, 8/15/2026 9,495,000 9,299,142
35,630,118
Technology Hardware, Storage & Peripherals - 0 .6%
Dell International LLC
6.02%, 6/15/2026 1,000,000 1,007,347
4.75%, 4/1/2028 2,750,000 2,788,734
Hewlett Packard Enterprise Co.
4.45%, 9/25/2026 3,770,000 3,783,781
7,579,862
Telecom Tower REITs - 0 .2%
American Tower Corp.
REIT, 3.38%, 10/15/2026 2,911,000 2,892,015
Trading Companies & Distributors - 1 .1%
Air Lease Corp.
3.75%, 6/1/2026 1,000,000 996,489
1.88%, 8/15/2026 4,925,000 4,835,541
GATX Corp.
3.25%, 9/15/2026 8,931,000 8,858,375
14,690,405
Transaction & Payment Processing Services - 1 .9%
Fiserv, Inc.
3.20%, 7/1/2026 5,700,000 5,644,470
Mastercard, Inc.
(United States SOFR
Compounded Index + 0.44%),
4.73%, 3/15/2028(b) 11,900,000 11,911,153
PayPal Holdings, Inc.
(SOFR + 0.67%), 4.97%,
3/6/2028(b) 8,200,000 8,225,653
25,781,276
Wireless Telecommunication Services - 0 .7%
T-Mobile USA, Inc.
1.50%, 2/15/2026 947,000 939,161
2.25%, 2/15/2026 1,000,000 993,973
2.63%, 4/15/2026 7,700,000 7,654,340
9,587,474
Total Corporate Bonds
(Cost $1,189,342,312) 1,192,940,729
ASSET-BACKED SECURITIES - 7 .4%
American Credit Acceptance Receivables Trust
Series 2025-3, Class B, 4.75%,
9/12/2029(a) 6,435,000 6,465,937
Americredit Automobile Receivables Trust
Series 2022-1, Class D, 3.23%,
2/18/2028 7,570,000 7,472,093
Investments
Principal
Amount Value
BA Credit Card Trust
Series 2022-A2, Class A2, 5.00%,
4/15/2028 $ 5,000,000 $ 5,000,772
Capital One Multi-Asset Execution Trust
Series 2024-A1, Class A, 3.92%,
9/15/2029 9,000,000 9,005,816
CarMax Auto Owner Trust
Series 2023-1, Class D, 6.27%,
11/15/2029 2,600,000 2,651,391
Carvana Auto Receivables Trust
Series 2025-P2, Class A2, 4.56%,
8/10/2028 4,748,399 4,756,101
Chase Issuance Trust
Series 2023-A1, Class A, 5.16%,
9/15/2028 1,900,000 1,919,219
Dell Equipment Finance Trust
Series 2023-1, Class A3, 5.65%,
9/22/2028(a) 361,137 361,390
Drive Auto Receivables Trust
Series 2024-2, Class A2, 4.94%,
12/15/2027 400,513 400,700
Evergreen Credit Card Trust
Series 2024-1A, Class B, 5.51%,
7/15/2028(a) 3,400,000 3,424,499
Series 2024-CRT4, Class B,
5.25%, 10/15/2028(a) 5,000,000 5,039,431
Exeter Automobile Receivables Trust
Series 2025-2A, Class D, 5.89%,
7/15/2031 1,100,000 1,118,445
Ford Credit Auto Owner Trust
Series 2024-B, Class A2A, 5.40%,
4/15/2027 484,051 485,042
GM Financial Automobile Leasing Trust
Series 2024-1, Class A3, 5.09%,
3/22/2027 722,569 724,360
GM Financial Consumer Automobile Receivables Trust
Series 2022-3, Class A3, 3.64%,
4/16/2027 28,115 28,099
Series 2024-4, Class A2A, 4.53%,
10/18/2027 324,014 324,333
Honda Auto Receivables Owner Trust
Series 2024-2, Class A2, 5.48%,
11/18/2026 189,295 189,453
Series 2024-4, Class A2, 4.56%,
3/15/2027 2,319,632 2,322,030
Series 2023-3, Class A3, 5.41%,
2/18/2028 3,149,995 3,173,288
Hyundai Auto Receivables Trust
Series 2024-C, Class A2A, 4.53%,
9/15/2027 498,008 498,728
Series 2023-B, Class A3, 5.48%,
4/17/2028 3,149,883 3,172,317
John Deere Owner Trust
Series 2024-C, Class A2A, 4.36%,
8/16/2027 1,547,487 1,548,388
Kubota Credit Owner Trust
Series 2025-1A, Class A2, 4.61%,
12/15/2027(a) 1,320,000 1,324,662

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Ultra-Short Income Fund (cont.)
FLEXSHARES ANNUAL REPORT 312
Investments
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Mercedes-Benz Auto Receivables Trust
Series 2023-2, Class A3, 5.95%,
11/15/2028 $ 2,091,647 $ 2,116,270
Navient Private Education Refi Loan Trust
Series 2020-IA, Class A1A,
1.33%, 4/15/2069(a) 723,500 673,480
Pagaya Ai Debt Grantor Trust
Series 2025-6, Class A2, 4.50%,
4/15/2033(a) 1,100,000 1,099,103
Series 2025-6, Class B, 4.88%,
4/15/2033(a) 3,200,000 3,197,564
Series 2025-6, Class C, 5.01%,
4/15/2033(a) 1,100,000 1,097,659
PK Alift Loan Funding 7 LP
Series 2025-2, Class A, 4.75%,
3/15/2043(a) 4,600,000 4,608,468
Santander Drive Auto Receivables Trust
Series 2025-2, Class A2, 4.71%,
6/15/2028 8,353,859 8,369,718
Series 2024-4, Class D, 5.32%,
12/15/2031 4,920,000 4,953,325
Tesla Auto Lease Trust
Series 2023-B, Class A3, 6.13%,
9/21/2026(a) 71,352 71,420
Series 2024-B, Class A2B, 4.77%,
1/20/2027(a)(d) 1,142,388 1,142,689
Toyota Auto Receivables Owner Trust
Series 2023-C, Class A3, 5.16%,
4/17/2028 3,681,525 3,702,710
Trillium Credit Card Trust II
Series 2025-1A, Class B, 4.41%,
9/26/2030(a) 2,300,000 2,299,195
Verizon Master Trust
Series 2023-4, Class A1A, 5.16%,
6/20/2029 3,410,000 3,432,662
Series 2024-4, Class B, 5.40%,
6/20/2029 3,000,000 3,021,238
Total Asset-Backed Securities
(Cost $101,140,645) 101,191,995
U.S. TREASURY OBLIGATIONS - 1 .5%
U.S. Treasury Notes
4.38%, 7/31/2026
$ 8,000,000
8,033,828
3.75%, 8/15/2027
4,250,000
4,259,131
3.88%, 10/15/2027
8,000,000
8,039,687
Total U.S. Treasury Obligations
(Cost $20,263,712) 20,332,646
COLLATERALIZED MORTGAGE OBLIGATIONS - 1 .3%
Bravo Residential Funding Trust
Series 2025-NQM1, Class A1,
5.60%, 12/25/2064(a)(e) 6,809,054 6,857,234
Investments
Principal
Amount Value
Chase Home Lending Mortgage Trust
Series 2024-2, Class A4A, 6.00%,
2/25/2055(a)(d) $ 1,599,475 $ 1,617,288
J.P. Morgan Mortgage Trust
Series 2024-2, Class A6A, 6.00%,
8/25/2054(a)(d) 168,209 167,785
Series 2025-NQM1, Class A1,
5.59%, 6/25/2065(a)(e) 3,601,692 3,633,811
OBX Trust
Series 2024-NQM11, Class A1,
5.87%, 6/25/2064(a)(e) 3,565,426 3,593,418
Series 2024-NQM16, Class A1,
5.53%, 10/25/2064(a)(e) 1,962,481 1,972,568
Total Collateralized Mortgage Obligations
(Cost $17,741,405) 17,842,104
COMMERCIAL MORTGAGE-BACKED SECURITIES - 0 .6%
BPR Trust
Series 2023-BRK2, Class A,
6.90%, 10/5/2038(a)(d) 1,780,000 1,861,281
BX Commercial Mortgage Trust
Series 2019-IMC, Class A, 5.08%,
4/15/2034(a)(d) 2,354,897 2,338,707
FRESB Mortgage Trust
Series 2022-SB94, Class A5F,
1.64%, 11/25/2026(d) 4,406,764 4,285,594
Total Commercial Mortgage-Backed Securities
(Cost $8,488,268) 8,485,582
MUNICIPAL BONDS - 0 .2%
New Jersey Transportation Trust Fund Authority
Series 2024BB, 4.61%,
6/15/2026 (Cost $2,877,169) 2,885,190
SHORT-TERM INVESTMENTS - 3 .5%
CERTIFICATES OF DEPOSIT - 0 .7%
Mitsubishi UFJ Trust & Banking Corp.
(SOFR + 0.32%), 4.36%,
3/17/2026(b)
(Cost $10,000,000) 10,000,000 10,005,402
U.S. GOVERNMENT AGENCY SECURITIES - 2 .4%
FNMA
Zero Coupon, 11/3/2025
(Cost $32,993,235) 33,000,000 32,989,385
U.S. TREASURY OBLIGATIONS - 0 .4% (f)
U.S. Treasury Bills
3.90%, 1/15/2026

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Ultra-Short Income Fund (cont.)
313 FLEXSHARES ANNUAL REPORT
Investments
Principal
Amount Value
U.S. TREASURY OBLIGATIONS (continued)
(Cost $5,103,610) $ 5,145,000 $ 5,105,695
Total Short-Term Investments
(Cost $48,096,845) 48,100,482
Total Investments - 101.9%
(Cost $1,387,950,356) 1,391,778,728
Liabilities in excess of other assets - (1.9%) (25,971,931)
NET ASSETS - 100.0% $1,365,806,797
(a) Security exempt from registration pursuant to Rule 144A
under the Securities Act of 1933, as amended. These
securities may be resold in transactions exempt from
registration to qualified institutional investors. At October
31, 2025, the value of these securities amounted to
approximately $203,895,921 or 14.93% of net assets.
(b) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect
as of October 31, 2025.
(c) Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in
effect as of period end.
(d) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current
interest rates and prepayments on the underlying pool of
assets. The interest rate shown was the current rate as
of October 31, 2025.
(e) Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the
future at a contingent upon predetermined trigger. The
interest rate shown was the current rate as of October
31, 2025.
(f) The rate shown was the current yield as of October 31,
2025.
Percentages shown are based on Net Assets.
Abbreviations
FNMA — Federal National Mortgage Association
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate
As of October 31, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 3,941,952
Aggregate gross unrealized depreciation (299,812)
Net unrealized appreciation $ 3,642,140
Federal income tax cost $ 1,388,136,588

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Ultra-Short Income Fund (cont.)
FLEXSHARES ANNUAL REPORT 314
FlexShares® Ultra-Short Income invested, as a percentage of net assets, in companies domiciled in the following countries as of October 31, 2025:
Australia 4 .3%
Canada 6 .6
Finland 0 .6
France 2 .2
Germany 2 .2
Ireland 0 .2
Japan 2 .0
Netherlands 0 .5
New Zealand 0 .3
Sweden 1 .2
United Kingdom 4 .6
United States 77 .2
Other
1
( 1 .9 )
100.0%
1
Includes any non-fixed-income securities and net other assets (liabilities).
Security Type % of Net Assets
Corporate Bonds 87 .4%
Asset-Backed Securities 7 .4
U.S. Treasury Obligations 1 .5
Collateralized Mortgage Obligations 1 .3
Commercial Mortgage-Backed Securities 0 .6
Municipal Bonds 0 .2
Short-Term Investments 3 .5
Others
(1)
( 1 .9 )
100 .0%
(1)
Includes any other net assets/(liabilities).

315 FLEXSHARES ANNUAL REPORT
See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares® Trust
Schedule of Investments
FlexShares
®
Core Select Bond Fund
October 31, 2025
Investments Shares Value
EXCHANGE TRADED FUNDS - 98.0%
FlexShares ® Credit-Scored
US Corporate Bond Index
Fund(a) 278,522 $ 13,711,722
FlexShares ® Credit-Scored US
Long Corporate Bond Index
Fund(a) 16,266 705,385
FlexShares ® Disciplined
Duration MBS Index Fund(a) 867,309 18,153,731
FlexShares ® iBoxx 3-Year Target
Duration TIPS Index Fund(a) 121,761 2,956,357
FlexShares ® Ultra-Short Income
Fund(a) 244,637 18,499,450
iShares 10+ Year Investment
Grade Corporate Bond ETF(b) 793 40,784
iShares 1-3 Year Treasury Bond
ETF(b) 8,622 715,453
iShares 1-5 Year Investment
Grade Corporate Bond ETF(b) 13,643 723,215
iShares 20+ Year Treasury Bond
ETF(b) 197,967 17,874,441
iShares 3-7 Year Treasury Bond
ETF 60,904 7,293,254
iShares 5-10 Year Investment
Grade Corporate Bond ETF(b) 462,907 25,029,382
iShares 7-10 Year Treasury Bond
ETF 7,565 732,670
iShares MBS ETF 372,582 35,600,210
Total Exchange Traded Funds
(Cost $143,813,226) 142,036,054
Principal
Amount
SECURITIES LENDING REINVESTMENTS - 15.0%(c)
REPURCHASE AGREEMENTS - 15.0%
CF Secured LLC
4.13%, dated 10/31/2025, due
11/3/2025, repurchase price
$21,742,459, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 6.75%,
maturing 11/15/2025 - 2/15/2055;
total market value $22,058,674
(Cost $21,734,979) $21,734,979 21,734,979
SHORT-TERM INVESTMENTS - 0.1%(d)(e)
U.S. TREASURY OBLIGATIONS - 0.1%
U.S. Treasury Bills
4.22%, 11/28/2025
(Cost $213,336) $ 214,000 213,426
Total Investments - 113.1%
(Cost $165,761,541) 163,984,459
Liabilities in excess of other assets - (13.1%) (19,071,385)
NET ASSETS - 100.0% $144,913,074
(a) Investment in affiliated Fund. Northern Trust
Investments, Inc. is the Investment Adviser to both the
Fund and the affiliated Funds.
(b) The security or a portion of this security is on loan at
October 31, 2025. The total value of securities on loan
at October 31, 2025 was $26,417,259, collateralized in
the form of cash with a value of $21,734,979 that was
reinvested in the securities shown in the Securities
Lending Reinvestment section of the Schedule of
Investments and $5,278,408 of collateral in the form
of U.S. Government Treasury Securities, interest rates
ranging from 0.13% – 4.88%, and maturity dates ranging
from November 30, 2025 – February 15, 2053; a total
value of $27,013,387.
(c) The security was purchased with cash collateral held
from securities on loan at October 31, 2025. The total
value of securities purchased was $21,734,979.
(d) All or a portion of the security pledged as collateral for
Futures Contracts.
(e) The rate shown was the current yield as of October 31,
2025.
Percentages shown are based on Net Assets.

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Core Select Bond Fund (cont.)
FLEXSHARES ANNUAL REPORT 316
Abbreviations
ETF — Exchange Traded Fund
TIPS — Treasury inflation protected securities ("TIPS") are
debt securities issued by the US Treasury whose
principal and/or interest payments are adjusted
for inflation, unlike debt securities that make fixed
principal and interest payments. The interest rate
paid by the TIPS is fixed, while the principal value
rises or falls based on changes in a published
Consumer Price Index (“CPI”). Thus, if inflation
occurs, the principal and interest payments on the
TIPS are adjusted accordingly to protect investors
from inflationary loss.  During a deflationary
period, the principal and interest payments
decrease, although the TIPS principal amounts
will not drop below their face amounts at maturity.
In exchange for the inflation protection, the TIPS
generally pay lower interest rates than typical US
Treasury securities. Only if inflation occurs will
TIPS offer a higher real yield than a conventional
Treasury security of the same maturity.
As of October 31, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 1,115,575
Aggregate gross unrealized depreciation (5,338,028)
Net unrealized depreciation $ (4,222,453)
Federal income tax cost $ 168,186,384

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Core Select Bond Fund (cont.)
317 FLEXSHARES ANNUAL REPORT
Investment in a company which was affiliated for the period ended October 31, 2025, was as follows:
Security
Value
October 31,
2024
Purchases at
Cost
Sales
Proceeds
Shares
October 31,
2025
Value
October 31,
2025
Change in
Unrealized
Appreciation
(Depreciation)
Dividend
Income
Realized
Gain
FlexShares ®
Credit-Scored
US Corporate
Bond Index
Fund $ 15,715,700 $ 1,578,289 $ 3,855,330 278,522 $ 13,711,722 $ 206,149 $ 662,577 $ 66,914
FlexShares ®
Credit-Scored
US Long
Corporate
Bond Index
Fund 826,332 80,059 198,070 16,266 705,385 6,242 39,293 (9,178)
FlexShares ®
Disciplined
Duration MBS
Index Fund 20,827,898 2,087,448 5,112,508 867,309 18,153,731 101,096 740,643 249,797
FlexShares ® iBoxx
3-Year Target
Duration TIPS
Index Fund 3,392,003 344,045 840,875 121,761 2,956,357 58,490 119,639 2,694
FlexShares ® Ultra-
Short Income
Fund 7,843,422 14,313,652 3,718,282 244,637 18,499,450 7,326 670,481 53,332
$48,605,355 $18,403,493 $13,725,065 1,528,495 $54,026,645 $379,303 $2,232,633 $363,559
Futures Contracts
FlexShares
®
Core Select Bond Fund had the following open futures contracts as of October 31, 2025:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Appreciation /
( Depreciation ) *
Long Contracts
U.S. Treasury 2 Year Note 84 12/31/2025 USD $ 17,492,344 $ (5,025)
U.S. Treasury 5 Year Note 68 12/31/2025 USD 7,426,344 10,548
U.S. Treasury Long Bond 18 12/19/2025 USD 2,111,625 45,043
$ 50,566
Short Contracts
U.S. Treasury 10 Year Ultra Note (45) 12/19/2025 USD $ (5,196,797) $ (71,094)
$(20,528)
*
This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the
Statement of Assets and Liabilities for futures contracts.
Abbreviations:
USD — US Dollar

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Core Select Bond Fund (cont.)
FLEXSHARES ANNUAL REPORT 318
Security Type % of Net Assets
Exchange Traded Funds 98.0%
Securities Lending Reinvestments 15.0
Short-Term Investments 0.2
Others
(1)
(13.2)
100.0%
(1)
Includes any other net assets/(liabilities).

319 FLEXSHARES ANNUAL REPORT
Notes to the Financial Statements
October 31, 2025
1. Organization
FlexShares
®
Trust (the “Trust”), a Maryland statutory
trust, was formed on May 13, 2010, originally named NT
ETF Trust and renamed FlexShares
®
Trust as of April 12,
2011. The Trust is registered as an open-end manage-
ment investment company under the Investment Com-
pany Act of 1940 (“1940 Act”), as amended. The Trust
consists of  twenty-seven operational exchange-traded
funds as of October 31, 2025 (each a “Fund” and collec-
tively, the “Funds”).
FlexShares
®
ESG & Climate US Large Cap Core Index
Fund is a non-diversified series of the Trust, pursuant
to the 1940 Act. Each of the other Funds are diversified
series of the Trust, pursuant to the 1940 Act.
Each Fund, except the FlexShares
®
Ultra-Short Income
Fund and the FlexShares
®
Core Select Bond Fund,
seeks to provide investment results that correspond
generally to the price and yield performance, before
fees and expenses, of a specified benchmark index
(each an “Underlying Index”). The FlexShares
®
US
Quality Low Volatility Index Fund, FlexShares
®
Devel-
oped Markets ex-US Quality Low Volatility Index Fund,
FlexShares
®
Emerging Markets Quality Low Volatility
Index Fund, FlexShares
®
US Quality Large Cap Index
Fund, FlexShares
®
ESG & Climate US Large Cap Core
Index Fund, FlexShares
®
ESG & Climate Developed
Markets ex-US Core Index Fund, FlexShares
®
Global
Quality Real Estate Index Fund, FlexShares
®
Quality
Dividend Index Fund, FlexShares
®
Quality Dividend De-
fensive Index Fund, FlexShares
®
International Quality
Dividend Index Fund, FlexShares
®
International Qual-
ity Dividend Dynamic Index Fund, FlexShares
®
Cred-
it-Scored US Corporate Bond Index Fund, FlexShares
®
Credit-Scored US Long Corporate Bond Index Fund,
FlexShares
®
High Yield Value-Scored Bond Index Fund,
and the FlexShares
®
ESG & Climate Investment Grade
Corporate Core Index Fund seek to track Underlying
Indexes developed by Northern Trust Investments, Inc.
("NTI" or "Investment Adviser"), an indirect subsidiary
of Northern Trust Corporation.The FlexShares
®
Morn-
ingstar US Market Factor Tilt Index Fund, FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index
Fund, FlexShares
®
Morningstar Emerging Markets Fac-
tor Tilt Index Fund and FlexShares
®
Morningstar Global
Upstream Natural Resources Index Fund seek to track
Underlying Indexes sponsored by Morningstar, Inc. The
FlexShares
®
STOXX
®
US ESG Select Index Fund, Flex-
Shares
®
STOXX
®
Global ESG Select Index Fund, and
FlexShares
®
STOXX
®
Global Broad Infrastructure Index
Fund seek to track Underlying Indexes sponsored by
STOXX Ltd. The FlexShares
®
iBoxx 3-Year Target Du-
ration TIPS Index Fund and FlexShares
®
iBoxx 5-Year
Target Duration TIPS Index Fund seek to track Underly-
ing Indexes sponsored by S&P Dow Jones Indices LLC.
The FlexShares
®
Disciplined Duration MBS Index Fund
seeks to track an Underlying Index sponsored by ICE
Data Indices, LLC.
The FlexShares
®
Core Select Bond Fund seeks to
achieve its investment objective by investing, under
normal circumstances, at least 80% of its net assets  in
U.S. dollar-denominated investment-grade fixed-in-
come securities either directly or indirectly through Flex-
Shares
®
ETFs, unaffiliated ETFs and other registered
investment companies. The investment performance of
FlexShares
®
Core Select Bond Fund is directly related
to the performance of the underlying funds in which it
invests (“Underlying Fund”).
The FlexShares
®
Ultra-Short Income Fund and the Flex-
Shares
®
Core Select Bond Fund are actively managed
and do not seek to replicate the performance of a spec-
ified index. The FlexShares
®
Ultra-Short Income Fund
seeks maximum current income consistent with the
preservation of capital and liquidity. The FlexShares
®
Core Select Bond Fund seeks total return and preser-
vation of capital. Each Fund, except the FlexShares
®
Ultra-Short Income Fund and the FlexShares
®
Core Se-
lect Bond Fund, is referred to herein as an “Index Fund.”
Each Fund is managed by the Investment Adviser.
2. Significant Accounting Policies
The Trust, which is an investment company, follows
accounting and reporting guidance under Financial Ac-
counting Standards Board (“FASB”) Accounting Stan-
dards Codification Topic 946, “Financial Services-In-
vestment Companies.” The following is a summary of
significant accounting policies followed by the Funds
in the preparation of their financial statements. These
policies are in conformity with accounting principles
generally accepted in the United States of America
(“U.S. GAAP”). The preparation of financial statements
in conformity with U.S. GAAP requires management to
make estimates and assumptions that affect the report-
ed amounts and disclosures in the financial statements.
Actual results could differ from those estimates.

FLEXSHARES ANNUAL REPORT 320
Notes to the Financial Statements (cont.)
Investment Valuation
Each Fund’s net asset value (“NAV”) is determined dai-
ly as of the close of regular trading on the New York
Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern
time, on each day the NYSE is open for trading, based
on prices at the time of closing provided that any U.S.
fixed-income assets may be valued as of the announced
closing time for trading in fixed-income instruments on
any day that the Securities Industry and Financial Mar-
kets Association announces an early closing time. The
NAV of a Fund is calculated by dividing the value of all
assets of the Fund (including accrued interest and div-
idends), less all liabilities (including accrued expenses
and dividends declared but unpaid), by the total number
of shares outstanding.
The investments of the Funds are valued at fair value
pursuant to the pricing policy and procedures approved
by the Trust’s Board of Trustees (“Board”). The Funds’
investments are valued using market quotations when
available. The Board has designated NTI as the valua-
tion designee pursuant to Rule 2a-5 under the 1940 Act
to perform fair value determinations relating to any or all
Fund investments. Accordingly, when market quotations
are not readily available, are deemed unreliable, or do
not reflect material events occurring between the close
of local markets and the time of valuation, NTI values
Fund securities at fair value as determined in good faith
in accordance with the Funds’ fair value pricing proce-
dures as approved by the Board. Such circumstances
include periods when trading in a security is suspend-
ed, the exchange or market on which a security trades
closes early, the trading volume in a security is limit-
ed, corporate actions and announcements take place,
or regulatory news affecting an issuer is released, such
as government approvals. The Board oversees NTI in
its role as valuation designee in accordance with the
requirements of Rule 2a-5 under the 1940 Act. Addi-
tionally, NTI, in its discretion, may make adjustments
to the prices of securities held by a Fund if an event
occurs after the publication of market values normally
used by NTI on behalf of a Fund but before the time
as of which the Fund calculates its NAV, depending on
the nature and significance of the event, consistent with
applicable regulatory guidance and the Trust’s fair value
procedures. Other events that can trigger fair valuing of
foreign securities include, for example, significant fluctu-
ations in general market indicators, government actions,
or natural disasters.
The use of fair valuation involves the risk that the values
used by NTI to price a Fund’s investments may be high-
er or lower than the values used by other investment
companies and investors to price the same investments.
Fair value pricing involves subjective judgments and it
is possible that a fair value determination for a portfo-
lio security may be materially different than the value
that could be realized upon the sale of such security.
In addition, fair value pricing could result in a difference between the prices used to calculate an Index Fund’s
NAV and the prices used by an Index Fund’s Underly-
ing Index. This difference may adversely affect an Index
Fund’s ability to track its Underlying Index. Portfolio se-
curities of certain Funds are listed on foreign exchanges
and their values may change on days when sharehold-
ers will not be able to purchase or sell Fund shares.
Security prices are generally provided by independent
pricing services. Portfolio securities listed or traded
on domestic securities exchanges or the NASDAQ/
NMS, including dollar-denominated foreign securities
or American Depositary Receipts (“ADRs”), are valued
at the closing price, or last sale price, reported on the
exchange or system where the security is principally
traded. The closing price for securities traded on the
NASDAQ/NMS is the Nasdaq Official Closing Price
(“NOCP”). If there have been no sales for that day on
the exchange or system where the security is principally
traded, then the value is determined with reference to
the last sale price, or the NOCP, if applicable, on any
other exchange or system. If there have been no sales
of the security for that day on any exchange or system,
the security is valued at fair value pursuant to the Trust’s fair value procedures.
Securities that are traded regularly in the over-the-
counter market (other than the NASDAQ/NMS), includ-
ing securities listed on exchanges but primarily traded
over-the-counter, are valued on the basis of bid quotes
or the mean between the bid and asked quotes based
upon quotes furnished by one or more broker-dealers or
market makers for those securities. Securities that may
be traded over-the-counter include equity securities,
fixed-income securities, non-exchange-listed foreign
securities, and certain derivative instruments. Fixed-in-
come securities may be valued using prices provided di-
rectly from one or more broker-dealers, market makers,
or independent third-party pricing services which may
use matrix pricing and valuation models, as well as re-
cent market transactions for the same or similar assets,
to derive values when such prices are believed to reflect

321 FLEXSHARES ANNUAL REPORT
Notes to the Financial Statements (cont.)
fair market values of such securities. Such prices may
be determined by taking into account securities prices,
yields, maturities, call features, ratings, prepayment
speeds, credit risks, cash flows, institutional size trading in similar groups of securities and developments related
to specific securities.
Fixed-income securities maturing within a relatively
short period, less than 60 days, are valued at amortized
cost when it approximates fair value.
Foreign equity securities are generally priced at the
closing price or last sales price reported on the foreign
exchange on which they are principally traded. If there
have been no sales for that day on the primary ex-
change, then the value is determined with reference to
the last sale price on any other exchange. If there have
been no sales of the security for that day on any ex-
change, the security will be valued at fair value pursuant
to the Trust’s fair value procedures. Spot and forward
foreign currency exchange contracts generally are val-
ued using an independent pricing service. The value of
assets denominated in foreign currencies is converted
into U.S. dollars using exchange rates deemed appro-
priate by NTI as Investment Adviser. Any use of a differ-
ent rate from the rates used by an Underlying Index’s
index provider may adversely affect an Index Fund’s
ability to track its Underlying Index. An Underlying In-
dex’s index provider determines the composition and
relative weightings of the securities in the Underlying
Index and publishes information regarding the market
value of the Underlying Index.
Exchange-traded financial futures and options thereon
are valued at the settlement price as established by the
exchange on which they are traded. Over-the-counter
options are valued at broker-provided bid prices, as are
swaps. The foregoing prices may be obtained from one
or more independent pricing services or, as needed or
applicable, independent broker-dealers. If there was no
sale on that day, and for other non-exchange traded de-
rivatives, the contract is valued at fair value pursuant to
the Trust’s fair value procedures.
Each Fund relies on various sources to calculate its
NAV. The ability of the Funds’ administrator to calculate
the NAV per share of the Funds is subject to operation-
al risks associated with processing or human errors,
systems or technology failures, and errors caused by
third party service providers, data sources, or trading
counterparties. Such failures may result in delays in the
calculation of the Funds’ NAVs and/or the inability to cal-
culate NAV over extended time periods. The Funds may
be unable to recover any losses associated with such
failures, and it may be necessary for alternative proce-
dures to be followed to price portfolio securities when
determining the Funds’ NAVs.
Various inputs are used in determining the value of each
Fund’s investments. These inputs are summarized in
three levels listed below:
Level 1—Quoted prices in active markets for
identical assets on the measurement date.
Level 2—Other significant observable inputs
(including quoted prices for similar securities,
interest rates, prepayment speeds, credit risk,
etc.).
Level 3—Significant unobservable inputs
(including the Funds’ own assumptions in
determining the fair value of investments).
The inputs or methodology used for valuing securities
are not necessarily an indication of the risk associated
with investing in those securities. For example, short-
term debt securities may be valued at amortized cost,
as long as amortized cost approximates the current fair
value of a security, but since the valuation is not ob-
tained from a quoted price in an active market, such se-
curities are reflected as Level 2.
The following is a summary of the valuations as of Oc-
tober 31, 2025 for each Fund based upon the three lev-
els defined above. The value of Level 3 securities com-
pared to the total Fund net assets is not material and,
therefore, the reconciliation of Level 3 securities and
related valuation techniques are not disclosed. Please
refer to the Schedules of Investments to view equity and
debt securities segregated by industry type, where ap-
plicable.

FLEXSHARES ANNUAL REPORT 322
Notes to the Financial Statements (cont.)
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® US Quality Low Volatility Index Fund
Investments
Common Stocks* $ 142,637,458 $ — $ — $ 142,637,458
Securities Lending Reinvestments
Repurchase Agreements — 3,900,134 — 3,900,134
Short-Term Investments — 105,716 — 105,716
Total Investments $ 142,637,458 $ 4,005,850 $ — $ 146,643,308
Other Financial Instruments
Assets
Futures Contracts $ 46,887 $ — $ — $ 46,887
Total Other Financial Instruments $ 46,887 $ — $ — $ 46,887
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund
Investments
Common Stocks* $ 59,340,284 $ — $ — $ 59,340,284
Warrants — — — —
Securities Lending Reinvestments
Repurchase Agreements — 3,541,516 — 3,541,516
Total Investments $ 59,340,284 $ 3,541,516 $ — $ 62,881,800
Other Financial Instruments
Assets
Futures Contracts $ 6,573 $ — $ — $ 6,573
Forward Foreign Currency Contracts — 20,286 — 20,286
Liabilities
Forward Foreign Currency Contracts $ — $ (8,215) $ — $ (8,215)
Total Other Financial Instruments $ 6,573 $ 12,071 $ — $ 18,644
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® Emerging Markets Quality Low Volatility Index Fund
Investments
Common Stocks
Life Sciences Tools & Services $ 85,011 $ 107,124 $ — $ 192,135
Other* 14,716,916 — — 14,716,916
Securities Lending Reinvestments
Repurchase Agreements — 469,488 — 469,488
Total Investments $ 14,801,927 $ 576,612 $ — $ 15,378,539
Other Financial Instruments
Assets
Futures Contracts $ 6,640 $ — $ — $ 6,640
Forward Foreign Currency Contracts — 49 — 49
Liabilities
Forward Foreign Currency Contracts $ — $ (32) $ — $ (32)
Total Other Financial Instruments $ 6,640 $ 17 $ — $ 6,657

323 FLEXSHARES ANNUAL REPORT
Notes to the Financial Statements (cont.)
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® Morningstar US Market Factor Tilt Index Fund
Investments
Common Stocks* $ 1,836,313,484 $ — $ — $ 1,836,313,484
Rights — — — —
Warrants 82,846 — — 82,846
Securities Lending Reinvestments
Certificates of Deposit — 31,004,824 — 31,004,824
Repurchase Agreements — 129,129,213 — 129,129,213
Total Investments $ 1,836,396,330 $ 160,134,037 $ — $ 1,996,530,367
Other Financial Instruments
Assets
Futures Contracts $ 214,064 $ — $ — $ 214,064
Liabilities
Futures Contracts $ (24,933) $ — $ — $ (24,933)
Total Other Financial Instruments $ 189,131 $ — $ — $ 189,131
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund
Investments
Closed End Funds $ 880,960 $ — $ — $ 880,960
Common Stocks
Banks 79,026,156 — 210 79,026,366
Capital Markets 20,846,969 42,437 — 20,889,406
Energy Equipment & Services 4,004,454 — 13,268 4,017,722
Metals & Mining 34,572,054 — 920,909 35,492,963
Other* 418,555,263 — — 418,555,263
Rights 2,532 3,523 — 6,055
Warrants — — — —
Securities Lending Reinvestments
Repurchase Agreements — 26,219,813 — 26,219,813
Total Investments $ 557,888,388 $ 26,265,773 $ 934,387 $ 585,088,548
Other Financial Instruments
Assets
Futures Contracts $ 552,641 $ — $ — $ 552,641
Forward Foreign Currency Contracts — 5,514 — 5,514
Liabilities
Futures Contracts $ (940) $ — $ — $ (940)
Forward Foreign Currency Contracts — (18,185) — (18,185)
Total Other Financial Instruments $ 551,701 $ (12,671) $ — $ 539,030

FLEXSHARES ANNUAL REPORT 324
Notes to the Financial Statements (cont.)
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund
Investments
Common Stocks
Chemicals $ 8,809,801 $ 11,276 $ — $ 8,821,077
Construction Materials 3,094,393 — 81 3,094,474
Consumer Finance 2,088,814 — 23,345 2,112,159
Consumer Staples Distribution & Retail 3,267,459 283 — 3,267,742
Financial Services 4,163,219 — 31,077 4,194,296
Food Products 5,692,577 12,074 — 5,704,651
Health Care Providers & Services 2,927,252 — 937 2,928,189
Hotels, Restaurants & Leisure 4,871,452 1,596 27,497 4,900,545
Industrial REITs 984,562 386,512 — 1,371,074
Life Sciences Tools & Services 524,208 231,388 — 755,596
Machinery 5,684,693 — 152,253 5,836,946
Metals & Mining 12,785,037 — 4,233 12,789,270
Oil, Gas & Consumable Fuels 11,376,734 1,552 — 11,378,286
Real Estate Management & Development 8,874,698 — 30,158 8,904,856
Retail REITs 1,605,422 166,004 — 1,771,426
Transportation Infrastructure 1,892,612 68,888 — 1,961,500
Other* 210,833,917 — — 210,833,917
Preferred Stocks — — 1,485 1,485
Rights — 63 — 63
Securities Lending Reinvestments
Repurchase Agreements — 3,981,059 — 3,981,059
Total Investments $ 289,476,850 $ 4,860,695 $ 271,066 $ 294,608,611
Other Financial Instruments
Assets
Futures Contracts $ 233,478 $ — $ — $ 233,478
Forward Foreign Currency Contracts — 10,380 — 10,380
Liabilities
Forward Foreign Currency Contracts $ — $ (4,550) $ — $ (4,550)
Total Other Financial Instruments $ 233,478 $ 5,830 $ — $ 239,308
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® US Quality Large Cap Index Fund
Investments
Common Stocks* $ 666,329,082 $ — $ — $ 666,329,082
Securities Lending Reinvestments
Repurchase Agreements — 7,955,382 — 7,955,382
Total Investments $ 666,329,082 $ 7,955,382 $ — $ 674,284,464
Other Financial Instruments
Assets
Futures Contracts $ 950,572 $ — $ — $ 950,572
Total Other Financial Instruments $ 950,572 $ — $ — $ 950,572

325 FLEXSHARES ANNUAL REPORT
Notes to the Financial Statements (cont.)
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® STOXX® US ESG Select Index Fund
Investments
Common Stocks* $ 127,700,720 $ — $ — $ 127,700,720
Securities Lending Reinvestments
Repurchase Agreements — 142,934 — 142,934
Total Investments $ 127,700,720 $ 142,934 $ — $ 127,843,654
Other Financial Instruments
Assets
Futures Contracts $ 42,546 $ — $ — $ 42,546
Total Other Financial Instruments $ 42,546 $ — $ — $ 42,546
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® STOXX® Global ESG Select Index Fund
Investments
Common Stocks* $ 99,603,567 $ — $ — $ 99,603,567
Securities Lending Reinvestments
Repurchase Agreements — 2,518,172 — 2,518,172
Total Investments $ 99,603,567 $ 2,518,172 $ — $ 102,121,739
Other Financial Instruments
Assets
Futures Contracts $ 26,083 $ — $ — $ 26,083
Forward Foreign Currency Contracts — 7,880 — 7,880
Total Other Financial Instruments $ 26,083 $ 7,880 $ — $ 33,963
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® ESG & Climate US Large Cap Core Index Fund
Investments
Common Stocks* $ 82,777,590 $ — $ — $ 82,777,590
Short-Term Investments — 46,874 — 46,874
Total Investments $ 82,777,590 $ 46,874 $ — $ 82,824,464
Other Financial Instruments
Assets
Futures Contracts $ 13,298 $ — $ — $ 13,298
Total Other Financial Instruments $ 13,298 $ — $ — $ 13,298
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund
Investments
Common Stocks* $ 69,704,095 $ — $ — $ 69,704,095
Securities Lending Reinvestments
Repurchase Agreements — 1,342,070 — 1,342,070
Total Investments $ 69,704,095 $ 1,342,070 $ — $ 71,046,165

FLEXSHARES ANNUAL REPORT 326
Notes to the Financial Statements (cont.)
Level 1 — Quoted
Prices (continued)
Level 2 — Other
Significant
Observable
Inputs (continued)
Level 3 —
Significant
Unobservable
Inputs
(continued) Total (continued)
Other Financial Instruments
Assets
Futures Contracts $ 7,225 $ — $ — $ 7,225
Forward Foreign Currency Contracts — 16,748 — 16,748
Liabilities
Forward Foreign Currency Contracts $ — $ (3,339) $ — $ (3,339)
Total Other Financial Instruments $ 7,225 $ 13,409 $ — $ 20,634
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® Morningstar Global Upstream Natural Resources Index Fund
Investments
Common Stocks* $ 5,246,961,253 $ — $ — $ 5,246,961,253
Securities Lending Reinvestments
Certificates of Deposit — 35,004,256 — 35,004,256
Repurchase Agreements — 287,162,447 — 287,162,447
Total Investments $ 5,246,961,253 $ 322,166,703 $ — $ 5,569,127,956
Other Financial Instruments
Assets
Futures Contracts $ 619,989 $ — $ — $ 619,989
Forward Foreign Currency Contracts — 105,151 — 105,151
Liabilities
Futures Contracts $ (141,175) $ — $ — $ (141,175)
Forward Foreign Currency Contracts — (132,161) — (132,161)
Total Other Financial Instruments $ 478,814 $ (27,010) $ — $ 451,804
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® STOXX® Global Broad Infrastructure Index Fund
Investments
Common Stocks* $ 2,974,080,057 $ — $ — $ 2,974,080,057
Securities Lending Reinvestments
Certificates of Deposit — 7,002,824 — 7,002,824
Repurchase Agreements — 122,307,937 — 122,307,937
Total Investments $ 2,974,080,057 $ 129,310,761 $ — $ 3,103,390,818
Other Financial Instruments
Assets
Futures Contracts $ 708,322 $ — $ — $ 708,322
Forward Foreign Currency Contracts — 186,996 — 186,996
Liabilities
Futures Contracts $ (15,143) $ — $ — $ (15,143)
Forward Foreign Currency Contracts — (123,004) — (123,004)
Total Other Financial Instruments $ 693,179 $ 63,992 $ — $ 757,171

327 FLEXSHARES ANNUAL REPORT
Notes to the Financial Statements (cont.)
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® Global Quality Real Estate Index Fund
Investments
Common Stocks* $ 349,215,506 $ — $ — $ 349,215,506
Securities Lending Reinvestments
Repurchase Agreements — 23,428,569 — 23,428,569
Total Investments $ 349,215,506 $ 23,428,569 $ — $ 372,644,075
Other Financial Instruments
Assets
Futures Contracts $ 18,495 $ — $ — $ 18,495
Forward Foreign Currency Contracts — 8,699 — 8,699
Liabilities
Futures Contracts $ (53,207) $ — $ — $ (53,207)
Forward Foreign Currency Contracts — (13,849) — (13,849)
Total Other Financial Instruments $ (34,712) $ (5,150) $ — $ (39,862)
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® Quality Dividend Index Fund
Investments
Common Stocks* $ 1,987,051,851 $ — $ — $ 1,987,051,851
Securities Lending Reinvestments
Certificates of Deposit — 11,001,695 — 11,001,695
Repurchase Agreements — 89,835,002 — 89,835,002
Total Investments $ 1,987,051,851 $ 100,836,697 $ — $ 2,087,888,548
Other Financial Instruments
Assets
Futures Contracts $ 343,848 $ — $ — $ 343,848
Liabilities
Futures Contracts $ (39,689) $ — $ — $ (39,689)
Total Other Financial Instruments $ 304,159 $ — $ — $ 304,159
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® Quality Dividend Defensive Index Fund
Investments
Common Stocks* $ 473,763,148 $ — $ — $ 473,763,148
Securities Lending Reinvestments
Repurchase Agreements — 20,318,068 — 20,318,068
Total Investments $ 473,763,148 $ 20,318,068 $ — $ 494,081,216
Other Financial Instruments
Assets
Futures Contracts $ 145,468 $ — $ — $ 145,468
Total Other Financial Instruments $ 145,468 $ — $ — $ 145,468

FLEXSHARES ANNUAL REPORT 328
Notes to the Financial Statements (cont.)
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® International Quality Dividend Index Fund
Investments
Common Stocks* $ 835,401,570 $ — $ — $ 835,401,570
Securities Lending Reinvestments
Repurchase Agreements — 26,882,847 — 26,882,847
Total Investments $ 835,401,570 $ 26,882,847 $ — $ 862,284,417
Other Financial Instruments
Assets
Futures Contracts $ 307,397 $ — $ — $ 307,397
Forward Foreign Currency Contracts — 186,041 — 186,041
Liabilities
Forward Foreign Currency Contracts $ — $ (60,322) $ — $ (60,322)
Total Other Financial Instruments $ 307,397 $ 125,719 $ — $ 433,116
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® International Quality Dividend Dynamic Index Fund
Investments
Common Stocks* $ 83,371,130 $ — $ — $ 83,371,130
Securities Lending Reinvestments
Repurchase Agreements — 4,018,219 — 4,018,219
Total Investments $ 83,371,130 $ 4,018,219 $ — $ 87,389,349
Other Financial Instruments
Assets
Futures Contracts $ 22,235 $ — $ — $ 22,235
Forward Foreign Currency Contracts — 14,476 — 14,476
Liabilities
Forward Foreign Currency Contracts $ — $ (418) $ — $ (418)
Total Other Financial Instruments $ 22,235 $ 14,058 $ — $ 36,293
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund
Investments
U.S. Treasury Obligations $ — $ 2,551,537,651 $ — $ 2,551,537,651
Total Investments $ — $ 2,551,537,651 $ — $ 2,551,537,651
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund
Investments
U.S. Treasury Obligations $ — $ 895,303,073 $ — $ 895,303,073
Total Investments $ — $ 895,303,073 $ — $ 895,303,073

329 FLEXSHARES ANNUAL REPORT
Notes to the Financial Statements (cont.)
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® Disciplined Duration MBS Index Fund
Investments
Mortgage-Backed Securities $ — $ 88,135,942 $ — $ 88,135,942
Total Investments $ — $ 88,135,942 $ — $ 88,135,942
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® Credit-Scored US Corporate Bond Index Fund
Investments
Corporate Bonds* $ — $ 630,385,898 $ — $ 630,385,898
U.S. Treasury Obligations — 2,988,750 — 2,988,750
Securities Lending Reinvestments
Certificates of Deposit — 21,003,000 — 21,003,000
Repurchase Agreements — 113,175,574 — 113,175,574
Short-Term Investments — 1,999,357 — 1,999,357
Total Investments $ — $ 769,552,579 $ — $ 769,552,579
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® Credit-Scored US Long Corporate Bond Index Fund
Investments
Corporate Bonds* $ — $ 45,933,844 $ — $ 45,933,844
U.S. Treasury Obligations — 1,046,563 — 1,046,563
Total Investments $ — $ 46,980,407 $ — $ 46,980,407
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® High Yield Value-Scored Bond Index Fund
Investments
Corporate Bonds* $ — $ 1,198,465,654 $ 307 $ 1,198,465,961
Securities Lending Reinvestments
Certificates of Deposit — 44,005,564 — 44,005,564
Repurchase Agreements — 242,386,088 — 242,386,088
Short-Term Investments — 18,993,888 — 18,993,888
Total Investments $ — $ 1,503,851,194 $ 307 $ 1,503,851,501
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund
Investments
Corporate Bonds* $ — $ 39,703,641 $ — $ 39,703,641
Total Investments $ — $ 39,703,641 $ — $ 39,703,641

FLEXSHARES ANNUAL REPORT 330
Notes to the Financial Statements (cont.)
Foreign Securities
Certain Funds invest in publicly-traded equity securities
of issuers in countries other than the United States of
America (“U.S.”). Such investments include direct in-
vestments in non-U.S. dollar denominated securities
traded outside the U.S. The Funds’ investments in for-
eign securities also may be in the form of ADRs and
Global Depositary Receipts (“GDRs”) (collectively, “De-
positary Receipts”) based on securities in their Under-
lying Indexes. ADRs are receipts that are traded in the
United States evidencing ownership of the underlying
foreign securities and are denominated in U.S. dollars.
GDRs are receipts issued by a non-U.S. financial in-
stitution evidencing ownership of underlying foreign or
U.S. securities and usually are denominated in foreign
currencies. GDRs may not be denominated in the same
currency as the securities they represent. Generally,
GDRs are designed for use in foreign securities mar-
kets.
In addition to investment risks associated with the un-
derlying issuer, ADRs and GDRs expose a Fund to risk
associated with non-uniform terms that apply to ADR
and GDR programs, credit exposure to the depository
bank and to the sponsors and other parties with whom
the depository bank establishes the programs, currency
and liquidity risk. ADRs and GDRs are generally subject
to the same risks as the foreign securities that they evi-
dence or into which they may be converted.
To the extent a Fund invests in ADRs, such ADRs will be
listed on a national securities exchange. To the extent
a Fund invests in GDRs, such GDRs will be listed on a
foreign exchange. A Fund will not invest in any unlist-
ed Depositary Receipt, any Depositary Receipt that NTI
deems to be illiquid or any Depositary Receipt for which
market quotations are not readily available. Generally,
all Depositary Receipts must be sponsored.
Certain Funds may invest in U.S. dollar denominated
bonds of non-U.S. corporations and debt securities of
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® Ultra-Short Income Fund
Investments
Asset-Backed Securities $ — $ 101,191,995 $ — $ 101,191,995
Collateralized Mortgage Obligations — 17,842,104 — 17,842,104
Commercial Mortgage-Backed Securities — 8,485,582 — 8,485,582
Corporate Bonds* — 1,192,940,729 — 1,192,940,729
Municipal Bonds — 2,885,190 — 2,885,190
U.S. Treasury Obligations — 20,332,646 — 20,332,646
Short-Term Investments — 48,100,482 — 48,100,482
Total Investments $ — $ 1,391,778,728 $ — $ 1,391,778,728
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® Core Select Bond Fund
Investments
Exchange Traded Funds $ 142,036,054 $ — $ — $ 142,036,054
Securities Lending Reinvestments
Repurchase Agreements — 21,734,979 — 21,734,979
Short-Term Investments — 213,426 — 213,426
Total Investments $ 142,036,054 $ 21,948,405 $ — $ 163,984,459
Other Financial Instruments
Assets
Futures Contracts $ 55,591 $ — $ — $ 55,591
Liabilities
Futures Contracts $ (76,119) $ — $ — $ (76,119)
Total Other Financial Instruments $ (20,528) $ — $ — $ (20,528)
* See Schedules of Investments for segregation by industry type.

331 FLEXSHARES ANNUAL REPORT
Notes to the Financial Statements (cont.)
foreign governments.
Investing in foreign securities, including Depositary Re-
ceipts, may result in a Fund experiencing more rapid
and extreme changes in value than a fund that invests
exclusively in U.S. securities, due to less liquid markets,
and adverse economic, political, diplomatic, financial,
and regulatory factors. Foreign governments also may
impose taxes and limits on investment and repatriation.
Any of these events could cause the value of a Fund’s
foreign investment to decline. To the extent that a Fund’s
assets are significantly invested in a single country or
geographic region, a Fund will be subject to the risks
associated with that particular country or region.
Certain Funds may invest their assets in emerging mar-
ket countries. The markets of emerging market countries
are less developed and less liquid, subject to greater
price volatility and generally subject to increased eco-
nomic, political, regulatory and other uncertainties than
more developed foreign markets. The risks of foreign
investment are increased when the issuer is located in a
country with an emerging economy or securities market.
Inflation-Indexed Securities
Certain Funds may invest in U.S. Treasury Inflation-Pro-
tected Securities (“TIPS”).
TIPS have varying maturities and pay interest on a
semiannual basis equal to a fixed percentage of the in-
flation adjusted principal amount. If the periodic adjust-
ment rate measuring inflation falls, the principal value
of TIPS will be adjusted downward, and consequently
the interest payable on these securities (calculated with
respect to a smaller principal amount) will be reduced.
Repayment of the original bond principal upon maturity
(as adjusted for inflation) is guaranteed in the case of
TIPS, even during a period of deflation.
The value of TIPS is expected to change in response
to changes in real interest rates. Real interest rates in
turn are tied to the relationship between nominal interest
rates and the rate of inflation. Therefore, if the rate of
inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase
in value of TIPS. In contrast, if nominal interest rates
increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of TIPS. Any
increase in the principal amount of TIPS will be consid-
ered taxable ordinary income, even though investors do
not receive their principal until maturity.
While these securities are expected to be protected
from long-term inflationary trends, short-term increas-
es in inflation may lead to a decline in value. If interest
rates rise due to reasons other than inflation, investors
in these securities may not be protected to the extent
that the increase is not reflected in the TIPS’ inflation
measure.
The periodic adjustment of TIPS is tied to the Consum-
er Price Index for Urban Consumers (“CPI-U”), which is
calculated monthly by the U.S. Bureau of Labor Statis-
tics. The CPI-U is a measurement of changes in the cost
of living, made up of components such as housing, food,
transportation and energy. There can be no assurance
that the CPI-U will accurately measure the real rate of
inflation in the prices of goods and services.
Mortgage-Backed Pass-Through Securi-
ties
The FlexShares
®
Disciplined Duration MBS Index Fund
invests primarily in U.S. agency mortgage-backed pass-
through securities (“MBS”), a category of pass-through
securities backed by pools of mortgages and issued
by one of the following U.S. government agencies:
the Federal National Mortgage Association (FNMA or
Fannie Mae), the Federal Home Loan Mortgage Cor-
poration (FHLMC or Freddie Mac) or the Government
National Mortgage Association (GNMA or Ginnie Mae)
(each a “US Agency”). Certain Index Funds will invest in
the securities of such Index Fund's Underlying Index
and in “to-be announced transactions” (“TBA transac-
tions”) that represent securities in its Underlying Index.
In a TBA transaction, the buyer and seller agree upon
general trade parameters such as agency, coupon rate,
settlement date, par amount and price. The actual pools
delivered generally are determined two days prior to
settlement.
Mortgage Dollar Rolls
Certain Funds may enter into mortgage dollar roll trans-
actions. A mortgage dollar roll involves the sale by the
Fund of securities for delivery in the future (generally
within 30 days). The Fund simultaneously contracts with
the same counterparty to repurchase substantially sim-
ilar (same type, coupon and maturity) but not identical
securities on a specified future date. During the roll pe-
riod, the Fund will not be entitled to accrue interest and

FLEXSHARES ANNUAL REPORT 332
Notes to the Financial Statements (cont.)
receive principal payments on the securities sold. How-
ever, the Fund benefits to the extent of any difference
between (a) the price received for the securities sold
and (b) the lower forward price for the future purchase
and/or fee income plus the interest earned on the cash
proceeds of the securities sold. Successful use of mort-
gage dollar rolls depends upon the Investment Adviser’s
ability to predict correctly interest rates and mortgage
prepayments. The use of this technique may diminish
the investment performance of the Fund compared with
what such performance would have been without the
use of mortgage dollar rolls.
For financial reporting and tax purposes, a Fund treats
mortgage dollar rolls as two separate transactions: one
involving the purchase of a security and a separate
transaction involving a sale. The Fund currently does
not intend to enter into mortgage dollar rolls that are
accounted for as financing and does not treat them as
borrowings.
Repurchase Agreements
To the extent consistent with its investment policies,
each Fund may enter into repurchase agreements un-
der which it purchases securities (collateral) for cash
from a seller and agrees to resell those securities to the
same seller within a specified time at a specified price.
During the term of a repurchase agreement, the market
value of the underlying collateral, including accrued in-
terest, is required to equal or exceed the market value
of the repurchase agreement. The underlying collateral
for tri-party repurchase agreements is held in accounts
at JPMorgan Chase, the Fund’s custodian, and is not
reflected in the assets of the Funds, at the Bank of New
York or JPMorgan Chase which, in turn, holds securities
through the book-entry system at the Federal Reserve
Bank of New York. The Fund is subject to credit risk on
repurchase agreements to the extent that the counter-
party fails to perform under the agreement and the value
of the collateral received falls below the agreed repur-
chase price.
The Northern Trust Company, the parent of NTI, current-
ly is a party to various Master Repurchase Agreements
with a number of different counterparties, and acts as
agent on behalf of various disclosed principals, includ-
ing the Funds and various other accounts managed by
NTI, in entering into repurchase agreements under the
Master Repurchase Agreements. NTI administers and
manages these repurchase agreements in accordance
with and as part of its duties under its investment ad-
visory agreement with the Funds and does not collect
any additional fees from the Funds for such services.
As of October 31, 2025, none of the Funds presented in
these financial statements had repurchase agreements
outstanding except as discussed below.
As of October 31, 2025, the FlexShares
®
US Quality Low
Volatility Index Fund, FlexShares
®
Developed Markets
ex-US Quality Low Volatility Index Fund, FlexShares
®
Morningstar US Market Factor Tilt Index Fund, Flex-
Shares
®
Morningstar Developed Markets ex-US Fac-
tor Tilt Index Fund, FlexShares
®
Morningstar Emerging
Markets Factor Tilt Index Fund, FlexShares
®
US Quality
Large Cap Index Fund, FlexShares
®
STOXX
®
 US ESG
Select Index Fund, FlexShares
®
STOXX
®
Global ESG
Select Index Fund, FlexShares
®
ESG & Climate De-
veloped Markets ex-US Core Index Fund, FlexShares
®
Morningstar Global Upstream Natural Resources Index
Fund, FlexShares
®
STOXX
®
Global Broad Infrastructure
Index Fund, FlexShares
®
Global Quality Real Estate
Index Fund, FlexShares
®
Quality Dividend Index Fund,
FlexShares
®
Quality Dividend Defensive Index Fund,
FlexShares
®
International Quality Dividend Index Fund,
FlexShares
®
International Quality Dividend Dynamic
Index Fund, FlexShares
®
Credit-Scored US Corporate
Bond Index Fund, FlexShares
®
High Yield Value-Scored
Bond Index Fund, and FlexShares
®
Core Select Bond
Fund invested cash collateral for loans of portfolio se-
curities in repurchase agreements, as reflected in the
respective Schedule of Investments under the caption
“Securities Lending Reinvestments.”
Securities Lending
Each Fund may lend securities to banks, brokers and
dealers or other qualified institutions. In exchange, the
Fund is required to receive minimum initial collateral val-
ue as follows:
Type of Loan
Minimum Initial
Collateral
Requirement
U.S. dollar denominated securities secured by
U.S. dollar denominated government securities
or cash collateral 102%
U.S. dollar denominated securities secured
by non-U.S. dollar denominated government
securities or cash collateral 105%
Non-U.S. dollar denominated securities secured
by government securities or cash collateral in
the same denomination as the lent securities 102%

333 FLEXSHARES ANNUAL REPORT
Notes to the Financial Statements (cont.)
The collateral is maintained thereafter, at a value equal
to at least 100% of the value of the securities loaned.
The collateral amount is valued at the beginning of each
business day and is compared to the market value of
the loaned securities from the prior business day to de-
termine if additional collateral is required. If additional
collateral is required, a request is sent to the borrower.
Securities lending may represent no more than one-third
of the value of a Fund’s total assets (including the loan
collateral). JPMorgan Chase Bank, N.A. (the “Securities
Lending Agent”) serves as the securities lending agent
for the securities lending program of a Fund.
Collateral for loans of portfolio securities made by a
Fund may consist of cash, cash equivalents, securities
issued or guaranteed by the U.S. government or for-
eign governments or its agencies (or any combination
thereof). Any cash collateral received by the Fund in
connection with these loans may be invested in a vari-
ety of short-term investments, either directly or indirectly through money market portfolios. The market value of
securities on loan and the value of investments made
with cash collateral received are disclosed in the Sched-
ules of Investments. Securities lending income includes
income from the securities lending program recorded
when earned from the Securities Lending Agent and any
fees charged to borrowers less expenses associated
with the loan. The net amount is reflected in the State-
ments of Operations under “Securities lending income
(net of fees).” The market value of the loaned securities
is determined at the close of each business day of the
Fund and any additional required collateral is delivered
to the Fund, or excess collateral returned by the Fund,
on the next business day.
When a Fund lends its securities, it will continue to re-
ceive payments equal to the dividends and interest paid
on the securities loaned and simultaneously may earn
interest on the investment of the cash collateral.
A Fund will have the right to terminate a loan at any time
and recall the loaned securities within the normal and
customary settlement time for securities transactions. A
Fund does not have the right to vote securities on loan,
but can terminate the loan and regain the right to vote if
a material event affecting the securities occurred. A bor-
rower might become insolvent or refuse to honor its ob-
ligation to return the securities. In the event of a default by a borrower with respect to any loan, the Securities
Lending Agent will exercise any and all remedies pro-
vided under the applicable borrower agreement. These
remedies include purchasing replacement securities for
the Fund by applying the collateral held from the de-
faulting borrower against the purchase cost of the re-
placement securities. If the proceeds from the collateral
are less than the purchase cost of the replacement se-
curities, the Securities Lending Agent is responsible for
such shortfall, subject to certain limitations that are set
forth in detail in the Securities Lending Agency Agree-
ment. In this event, a Fund could experience delays in
recovering its securities and possibly may incur a capi-
tal loss. Each Fund will be responsible for any loss that
might result from its investment of the cash collateral it
receives from a borrower.
In accordance with guidance presented in FASB Ac-
counting Standard Update (“ASU”) 2014-11, Transfers
and Servicing (Topic 860): Repurchase-to-Maturity
Transactions, Repurchase Financings, and Disclosures,
liabilities under the outstanding securities lending trans-
actions as of October 31, 2025, which were comprised
of cash, were as follows:
Type of Loan
Minimum Initial
Collateral
Requirement
Non-U.S. dollar denominated securities secured
by government securities or cash collateral
in the different denomination from the lent
securities 105%
U.S. dollar and Non-U.S. dollar denominated
securities secured by equity securities collateral 105%
Fund
FlexShares
®
US Quality Low Volatility Index Fund
$ 3,900,134
FlexShares
®
Developed Markets ex-US Quality
Low Volatility Index Fund
3,541,516
FlexShares
®
Emerging Markets Quality Low
Volatility Index Fund
469,488
FlexShares
®
Morningstar US Market Factor Tilt
Index Fund
160,129,513
FlexShares
®
Morningstar Developed Markets ex-
US Factor Tilt Index Fund
26,219,813
FlexShares
®
Morningstar Emerging Markets
Factor Tilt Index Fund
3,981,059
FlexShares
®
US Quality Large Cap Index Fund
7,955,382
FlexShares
®
STOXX
®
US ESG Select Index Fund
142,934
FlexShares
®
STOXX
®
Global ESG Select Index
Fund
2,518,172
FlexShares
®
ESG & Climate Developed
Markets ex-US Core Index Fund
1,342,073
FlexShares
®
Morningstar Global Upstream Natural
Resources Index Fund
322,162,748
FlexShares
®
STOXX
®
Global Broad Infrastructure
Index Fund
129,308,237
FlexShares
®
Global Quality Real Estate Index
Fund
23,428,567
FlexShares
®
Quality Dividend Index Fund
100,835,002

FLEXSHARES ANNUAL REPORT 334
Notes to the Financial Statements (cont.)
As of October 31, 2025, the Securities Lending Agency
Agreement does not permit the Funds to enforce a net-
ting arrangement.
The cash collateral received from securities loaned as
disclosed in the Statements of Assets and Liabilities is
collateralized by securities on loan as disclosed with-
in the Schedules of Investments and such borrowings
have maturities that are overnight and continuous.
Securities lending agreements may be subject to regu-
lation as qualified financial contracts (“QFCs”). Regula-
tions adopted by federal banking regulators under the
Dodd-Frank Act, which took effect in 2019, require that
certain QFCs with counterparties that are part of U.S. or
foreign global systemically important banking organiza-
tions be amended to include contractual restrictions on
close-out and cross-default rights. If a covered counter-
party of a Fund or certain of the covered counterparty's
affiliates were to become subject to certain insolvency
proceedings, the Fund may be temporarily unable to ex-
ercise certain default rights, and the QFC may be trans-
ferred to another entity. These requirements may impact
a Fund's credit and counterparty risks. The remaining
maturities of the securities lending transactions are con-
sidered overnight and continuous.
Derivative Contracts
Futures Contracts
All of the Index Funds may invest in futures contracts
to help track the price and yield performance of their
Underlying Indexes. At the time a Fund enters into a
futures contract, it is generally required to make a mar-
gin deposit with the custodian of a specified amount
of liquid assets. Subsequent payments to be made or
received by the Funds equal to the change in contract
value are recorded as variation margin payable or re-
ceivable and offset in unrealized gains or losses. Fu-
tures are marked to market each day with the change in
value reflected in the unrealized gains or losses. A Fund
recognizes a realized gain or loss when a contract is
closed or expires. The Statements of Operations reflect
unrealized gains or losses on open futures contracts, as
“Net change in unrealized appreciation (depreciation)
on futures contracts”, and any realized gains (losses)
on closed futures contracts as “Net realized gain (loss)
from Expiration or closing of futures contracts”.
Certain Funds may take long or short positions in fu-
tures to manage the Fund’s exposure to interest rate
risk. The Fund seeks to mitigate the potential impact of
interest rates on the performance of bonds by entering
into short positions in U.S. Treasury futures or transac-
tions in interest rate swaps. The Fund’s short positions
in U.S. Treasury futures and interest rate swaps are not
intended to mitigate credit spread risk or other factors
influencing the price of bonds, which may have a great-
er impact than interest rates. In addition, when interest
rates fall, long-only bond investments will perform better
than the Fund’s investments.
As of October 31, 2025, the FlexShares
®
US Quality Low
Volatility Index Fund, FlexShares
®
Developed Markets
ex-US Quality Low Volatility Index Fund, FlexShares
®
Emerging Markets Quality Low Volatility Index Fund,
FlexShares
®
Morningstar US Market Factor Tilt Index
Fund, FlexShares
®
Morningstar Developed Markets
ex-US Factor Tilt Index Fund, FlexShares
®
Morningstar
Emerging Markets Factor Tilt Index Fund, FlexShares
®
US Quality Large Cap Index Fund, FlexShares
®
STOXX
®
US ESG Select Index Fund, FlexShares
®
STOXX
®
Global ESG Select Index Fund, FlexShares
®
ESG &
Climate US Large Cap Core Index Fund, FlexShares
®
ESG & Climate Developed Markets ex-US Core Index
Fund, FlexShares
®
Morningstar Global Upstream Natu-
ral Resources Index Fund, FlexShares
®
STOXX
®
Glob-
al Broad Infrastructure Index Fund, FlexShares
®
Global
Quality Real Estate Index Fund, FlexShares
®
Quality
Dividend Index Fund, FlexShares
®
Quality Dividend De-
fensive Index Fund, FlexShares
®
International Quality
Dividend Index Fund, FlexShares
®
International Quality
Dividend Dynamic Index Fund, and FlexShares
®
Core
Select Bond Fund had open futures contracts.
The use of futures contracts involves, to varying degrees,
elements of market and counterparty risk, which may
exceed the amounts recognized in the Statements of
Assets and Liabilities. Futures contracts present the fol-
lowing risks: imperfect correlation between the change
in market value of a Fund’s securities and the price of
Fund
FlexShares
®
Quality Dividend Defensive Index
Fund
20,318,068
FlexShares
®
International Quality Dividend Index
Fund
26,882,847
FlexShares
®
International Quality Dividend
Dynamic Index Fund
4,018,219
FlexShares
®
Credit-Scored US Corporate Bond
Index Fund
134,175,874
FlexShares
®
High Yield Value-Scored Bond Index
Fund
286,386,389
FlexShares
®
Core Select Bond Fund
21,734,979

335 FLEXSHARES ANNUAL REPORT
Notes to the Financial Statements (cont.)
futures contracts; the possible inability to close a futures contract when desired; losses due to unanticipated mar-
ket movements, which potentially are unlimited; and the
possible inability of NTI to correctly predict the direction of securities prices, interest rates, currency exchange
rates and other economic factors. Futures markets are
highly volatile and the use of futures may increase the
volatility of a Fund’s NAV. As a result of the low margin
deposits normally required in futures trading, a relatively
small price movement in a futures contract may result in
substantial losses to a Fund. Futures contracts may be
illiquid, and exchanges may limit fluctuations in futures
contract prices during a single day. Foreign exchanges
or boards of trade generally do not offer the same pro-
tection as U.S. exchanges.
Foreign Currency Translations
Values of investments denominated in foreign curren-
cies are converted into U.S. dollars using the prevailing
market rates on the date of valuation as quoted by one
or more banks or dealers that make a two-way market
in such currencies (or a data service provider based
on quotations received from such banks or dealers).
Any use of a rate different from the rates used by an
Underlying Index’s index provider may affect the cor-
responding Index Fund’s ability to track its Underlying
Index. The cost of purchases and proceeds from sales
of investments, interest and dividend income are trans-
lated into U.S. dollars using the spot market rate of ex-
change prevailing on the respective dates of such trans-
actions. “Net realized gain (loss) on foreign currency
transactions” on the Statements of Operations include
the effect of changes in exchange rates between trade
date and settlement date on investment security trans-
actions, foreign currency transactions and interest and
dividends received, and the portion of foreign currency
gains and losses related to fluctuation in exchange rates
between the initial purchase trade date and subsequent
sale trade date is included in “Net realized gain (loss)
on investment in securities” on the Statements of Oper-
ations. Unrealized gains and losses on assets and lia-
bilities, other than investments in securities, which result from changes in foreign currency exchange rates have
been included in “Net change in unrealized appreciation
(depreciation) on translation of other assets and liabil-
ities denominated in foreign currencies” on the State-
ments of Operations.
Forward Foreign Currency Exchange Con-
tracts
Certain Funds may enter into forward foreign currency
exchange contracts to facilitate local settlements, or to
protect against currency exposure in connection with
its distributions to shareholders and in order to protect
against uncertainty in the level of future foreign currency
exchange rates. The Funds, however, do not expect to
engage in currency transactions for speculative purpos-
es (e.g., for potential income or capital gain). All forward foreign currency exchange contracts held are “marked-
to-market” daily at the applicable exchange rates and
any resulting unrealized gains or losses are recorded.
The Funds record realized gains or losses at the time
the forward foreign currency exchange contract is offset
by entering into a closing transaction or extinguished
by delivery of the currency. The difference between the
future foreign currency exchange rates at the date of
entry into the contract and the rates at the reporting date
are included in “Net change in unrealized appreciation
(depreciation) on forward foreign currency contracts” in
the Statements of Operations. Non-deliverable forward
foreign currency exchange contracts are settled with the
counterparty in U.S. Dollars without the delivery of for-
eign currency.
There are several risks associated with these contracts.
One risk is the potential inability of counterparties to
meet the terms of their contracts, and unanticipated
movements in the value of a foreign currency relative
to the U.S. dollar. The contractual amounts of forward
foreign currency exchange contracts do not necessarily
represent the amounts potentially subject to risk. The
measurement of the risks associated with these instru-
ments is meaningful only when all related and offsetting
transactions are considered. The Statements of Oper-
ations reflect (i) realized gains or losses, if any, in “Net realized gain (loss) from settlement of forward foreign
currency contracts” and (ii) unrealized gains or losses
in “Net change in unrealized appreciation (depreciation)
on forward foreign currency contracts”. Forward foreign
currency exchange contracts are privately negotiated
transactions and can have substantial price volatility. As
a result, they offer less protection against default by the
other party than is available for instruments traded on
an exchange. The institutions that deal in forward for-
eign currency exchange contracts are not required to
continue to make markets in the currencies they trade,
and these markets can experience periods of illiquidity.
As of October 31, 2025, the FlexShares
®
Developed
Markets ex-US Quality Low Volatility Index Fund, Flex-
Shares
®
Emerging Markets Quality Low Volatility Index

FLEXSHARES ANNUAL REPORT 336
Notes to the Financial Statements (cont.)
Fund, FlexShares
®
Morningstar Developed Markets
ex-US Factor Tilt Index Fund, FlexShares
®
Morningstar
Emerging Markets Factor Tilt Index Fund, FlexShares
®
STOXX
®
Global ESG Select Index Fund, FlexShares
®
ESG & Climate Developed Markets ex-US Core Index
Fund, FlexShares
®
Morningstar Global Upstream Natu-
ral Resources Index Fund, FlexShares
®
STOXX
®
Glob-
al Broad Infrastructure Index Fund, FlexShares
®
Global
Quality Real Estate Index Fund, FlexShares
®
Interna-
tional Quality Dividend Index Fund, and FlexShares
®
International Quality Dividend Dynamic Index Fund had
open forward foreign currency contracts.
TBA Transactions
Certain Funds may seek to obtain exposure to U.S.
agency mortgage-backed pass-through securities, in
whole or in part, through the use of TBA transactions.
In a TBA transaction, the buyer and seller agree upon
general trade parameters such as agency, coupon rate,
settlement date, par amount and price. The actual pools
delivered generally are determined two days prior to the
settlement date. The Fund may use TBA transactions
in several ways. For example, the Fund may regularly
enter into TBA agreements and “roll over” such agree-
ments prior to the settlement date stipulated in such
agreements. This type of TBA transaction is sometimes
known as a “TBA Roll.” In a TBA Roll, the Fund general-
ly will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement
date and will enter into a new TBA agreement for future
delivery of pools of mortgage-backed pass-through se-
curities.
In addition, the Fund may enter into TBA agreements
and settle such transactions on the stipulated settle-
ment date by accepting actual receipt or delivery of the
pools of mortgage-backed securities stipulated in the
TBA agreement. Pending settlement of such contracts,
the Fund may cover its payment obligations at settle-
ment by investing its assets in liquid, short-term instru-
ments or cash equivalents, or designate other liquid se-
curities, which will be marked to market daily. The Fund
may also cover its payment obligations at settlement by
investing in shares of money market funds advised by
NTI or its affiliates, which will result in the Fund assum-
ing its pro rata share of the fees and expenses of the
money market funds in addition to the Fund’s own fees
and expenses.
TBA Transactions investments involve the risk of loss
if the securities received are less favorable than what
was anticipated by the Fund when entering into the TBA
transaction. TBA transactions also involve the risk that
the counterparty will fail to deliver the securities, expos-
ing the Fund to further losses. Default or bankruptcy of
a counterparty to a TBA transaction would expose the
Fund to possible losses because of adverse market
action, expenses or delays in connection with the pur-
chase or sale of the pools of mortgage pass-through se-
curities specified in the TBA transaction. Whether or not
the Fund takes delivery of the securities at the termina-
tion date of a TBA transaction, the Fund will nonetheless
be exposed to changes in the value of the underlying
investments during the term of the agreement.
Offsetting of Financial Assets and Deriva-
tive Assets
The Funds’ accounting policy with respect to balance
sheet offsetting is that, absent an event of default by
the counterparty or a termination of the agreement, the
International Swaps and Derivatives Association (ISDA)
Master Agreement or similar agreement does not result
in an offset of reported amounts of financial assets and
financial liabilities in the Statements of Assets and Lia-
bilities across transactions between the Fund and the
applicable counterparty. In the event of a default, the
agreement provides the right for the non-defaulting party
to liquidate the collateral and calculate the net exposure
to the defaulting party or request additional collateral.
The Funds’ right to setoff may be restricted or prohibited
by the bankruptcy or insolvency laws of the particular
jurisdiction to which a specific master netting agreement
counterparty is subject.
For financial reporting purposes, the Trust can offset fi-
nancial assets and financial liabilities of the FlexShares
®
Developed Markets ex-US Quality Low Volatility Index
Fund, FlexShares
®
Emerging Markets Quality Low Vol-
atility Index Fund, FlexShares
®
Morningstar Developed
Markets ex-US Factor Tilt Index Fund, FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund,
FlexShares
®
STOXX
®
Global ESG Select Index Fund,
FlexShares
®
ESG & Climate Developed Market ex-US
Core Index Fund, FlexShares
®
Morningstar Global Up-
stream Natural Resources Index Fund, FlexShares
®
STOXX
®
Global Broad Infrastructure Index Fund, Flex-
Shares
®
Global Quality Real Estate Index Fund, Flex-
Shares
®
Quality Dividend Defensive Index Fund, Flex-
Shares
®
International Quality Dividend Index Fund, and
the FlexShares
®
International Quality Dividend Dynamic

337 FLEXSHARES ANNUAL REPORT
Notes to the Financial Statements (cont.)
Index Fund that are subject to master netting arrange-
ments or similar agreements in the Statements of As-
sets and Liabilities. The following table presents the
gross and net amounts of these assets and liabilities:
Gross Amounts Not Offset in the
Statement of Assets and Liabilities
Gross Amounts of
Assets presented
in Statements
of Assets and
Liabilities
Financial
Instruments
Cash Collateral
Received Net Amount
FlexShares
®
Developed
Markets ex-US Quality
Low Volatility Index Fund
Foreign Currency Contracts —
Bank of Montreal $ 370 $ (370) $ – $ –
Foreign Currency Contracts —
Citigroup Global Markets, Inc. 464 – – 464
Foreign Currency Contracts —
Goldman Sachs & Co. 3,240 (2) – 3,238
Foreign Currency Contracts —
JPMorgan Chase Bank NA 9,719 – – 9,719
Foreign Currency Contracts —
Morgan Stanley 6,493 (4,798) – 1,695
Total $ 20,286 $ (5,170) $ – $ 15,116
FlexShares
®
Emerging
Markets Quality Low
Volatility Index Fund
Foreign Currency Contracts —
Goldman Sachs & Co. 49 – – 49
Total $ 49 $ – $ – $ 49
FlexShares
®
Morningstar
Developed Markets ex-US
Factor Tilt Index Fund
Foreign Currency Contracts —
Bank of Montreal 2,384 – – 2,384
Foreign Currency Contracts —
Morgan Stanley 3,130 – – 3,130
Total $ 5,514 $ – $ – $ 5,514
FlexShares
®
Morningstar
Emerging Markets Factor
Tilt Index Fund
Foreign Currency Contracts —
Citibank NA 5,440 (3,831) – 1,609
Foreign Currency Contracts —
Goldman Sachs & Co. 4,940 (173) – 4,767
Total $ 10,380 $ (4,005) $ – $ 6,375
FlexShares
®
STOXX®
Global ESG Select Index
Fund
Foreign Currency Contracts —
Citibank NA 5,724 – – 5,724
Foreign Currency Contracts —
JPMorgan Chase Bank NA 219 – – 219
Foreign Currency Contracts —
Morgan Stanley 1,937 – – 1,937
Total $ 7,880 $ – $ – $ 7,880

FLEXSHARES ANNUAL REPORT 338
Notes to the Financial Statements (cont.)
Gross Amounts Not Offset in the
Statement of Assets and Liabilities
Gross Amounts of
Assets presented
in Statements
of Assets and
Liabilities
Financial
Instruments
Cash Collateral
Received Net Amount
FlexShares
®
ESG &
Climate Developed
Markets ex-US Core
Index Fund
Foreign Currency Contracts —
Bank of Montreal $ 921 $ (470) $ – $ 451
Foreign Currency Contracts —
BNP Paribas SA 849 (5) – 844
Foreign Currency Contracts —
Goldman Sachs & Co. 5,293 – – 5,293
Foreign Currency Contracts —
JPMorgan Chase Bank NA 5,675 – – 5,675
Foreign Currency Contracts —
Morgan Stanley 2,756 – – 2,756
Foreign Currency Contracts —
Toronto-Dominion Bank (The) 597 – – 597
Foreign Currency Contracts —
UBS AG 657 – – 657
Total $ 16,748 $ (475) $ – $ 16,273
FlexShares
®
Morningstar
Global Upstream Natural
Resources Index Fund
Foreign Currency Contracts —
BNP Paribas SA 1,090 (644) – 446
Foreign Currency Contracts —
Citibank NA 75,461 – – 75,461
Foreign Currency Contracts —
Goldman Sachs & Co. 6,336 (4,349) – 1,987
Foreign Currency Contracts —
JPMorgan Chase Bank NA 22,264 (22,264) – –
Total $ 105,151 $ (27,257) $ – $ 77,894
FlexShares
®
STOXX®
Global Broad
Infrastructure Index Fund
Foreign Currency Contracts —
Goldman Sachs & Co. 80,875 – – 80,875
Foreign Currency Contracts —
JPMorgan Chase Bank NA 90,896 (58,678) – 32,218
Foreign Currency Contracts —
UBS AG 15,225 – – 15,225
Total $ 186,996 $ (58,678) $ – $ 128,318
FlexShares
®
Global
Quality Real Estate Index
Fund
Foreign Currency Contracts —
JPMorgan Chase Bank NA 4,919 (4,919) – –
Foreign Currency Contracts —
Morgan Stanley 1,169 – – 1,169

339 FLEXSHARES ANNUAL REPORT
Notes to the Financial Statements (cont.)
Gross Amounts Not Offset in the
Statement of Assets and Liabilities
Gross Amounts of
Assets presented
in Statements
of Assets and
Liabilities
Financial
Instruments
Cash Collateral
Received Net Amount
Foreign Currency Contracts —
UBS AG $ 2,611 $ (699) $ – $ 1,912
Total $ 8,699 $ (5,618) $ – $ 3,081
FlexShares
®
International
Quality Dividend Index
Fund
Foreign Currency Contracts —
Bank of Montreal 7,620 (5,697) – 1,923
Foreign Currency Contracts —
Goldman Sachs & Co. 59,475 – – 59,475
Foreign Currency Contracts —
JPMorgan Chase Bank NA 91,298 (5,004) – 86,294
Foreign Currency Contracts —
Morgan Stanley 26,468 (6,071) – 20,397
Foreign Currency Contracts —
UBS AG 1,180 – – 1,180
Total $ 186,041 $ (16,772) $ – $ 169,269
FlexShares
®
International
Quality Dividend Dynamic
Index Fund
Foreign Currency Contracts —
Goldman Sachs & Co. 4,407 – – 4,407
Foreign Currency Contracts —
JPMorgan Chase Bank NA 6,435 – – 6,435
Foreign Currency Contracts —
Morgan Stanley 2,778 – – 2,778
Foreign Currency Contracts —
UBS AG 856 – – 856
Total $ 14,476 $ – $ – $ 14,476
Gross Amounts Not Offset in the
Statement of Assets and Liabilities
Gross Amounts of
Liabilities presented
in Statements
of Assets and
Liabilities
Financial
Instruments
Cash Collateral
Pledged Net Amount
FlexShares
®
Developed
Markets ex-US Quality
Low Volatility Index Fund
Foreign Currency Contracts —
Bank of Montreal $ 3,415 $ (370) $ – $ 3,045
Foreign Currency Contracts —
Goldman Sachs & Co. 2 (2) – –
Foreign Currency Contracts —
Morgan Stanley 4,798 (4,798) – –
Total $ 8,215 $ (5,170) $ – $ 3,045

FLEXSHARES ANNUAL REPORT 340
Notes to the Financial Statements (cont.)
Gross Amounts Not Offset in the
Statement of Assets and Liabilities
Gross Amounts of
Liabilities presented
in Statements
of Assets and
Liabilities
Financial
Instruments
Cash Collateral
Pledged Net Amount
FlexShares
®
Emerging
Markets Quality Low
Volatility Index Fund
Foreign Currency Contracts —
Citigroup Global Markets, Inc. $ 32 $ – $ – $ 32
Total $ 32 $ – – $ 32
FlexShares
®
Morningstar
Developed Markets ex-US
Factor Tilt Index Fund
Foreign Currency Contracts —
JPMorgan Chase Bank NA 18,185 – – 18,185
Total $ 18,185 $ – – $ 18,185
FlexShares
®
Morningstar
Emerging Markets Factor
Tilt Index Fund
Foreign Currency Contracts —
BNP Paribas SA 78 – – 78
Foreign Currency Contracts —
Citibank NA 3,832 (3,832) – –
Foreign Currency Contracts —
Goldman Sachs & Co. 173 (173) – –
Foreign Currency Contracts —
UBS AG 467 – – 467
Total $ 4,550 $ (4,005) – $ 545
FlexShares
®
ESG &
Climate Developed
Markets ex-US Core
Index Fund
Foreign Currency Contracts —
Bank of Montreal 470 (470) – –
Foreign Currency Contracts —
BNP Paribas SA 5 (5) – –
Foreign Currency Contracts —
Citigroup Global Markets, Inc. 2,864 – – 2,864
Total $ 3,339 $ (475) – $ 2,864
FlexShares
®
Morningstar
Global Upstream Natural
Resources Index Fund
Foreign Currency Contracts —
Bank of Montreal 44,596 – – 44,596
Foreign Currency Contracts —
BNP Paribas SA 644 (644) – –
Foreign Currency Contracts —
Goldman Sachs & Co. 4,349 (4,349) – –
Foreign Currency Contracts —
JPMorgan Chase Bank NA 70,840 (22,264) – 48,576
Foreign Currency Contracts —
Morgan Stanley 768 – – 768
Foreign Currency Contracts —
Toronto-Dominion Bank (The) 8,969 – – 8,969

341 FLEXSHARES ANNUAL REPORT
Notes to the Financial Statements (cont.)
Gross Amounts Not Offset in the
Statement of Assets and Liabilities
Gross Amounts of
Liabilities presented
in Statements
of Assets and
Liabilities
Financial
Instruments
Cash Collateral
Pledged Net Amount
Foreign Currency Contracts —
UBS AG $ 1,995 $ – $ – $ 1,995
Total $ 132,161 $ (27,257) – $ 104,904
FlexShares
®
STOXX®
Global Broad
Infrastructure Index Fund
Foreign Currency Contracts —
Citibank NA 64,326 – – 64,326
Foreign Currency Contracts —
JPMorgan Chase Bank NA 58,678 (58,678) – –
Total $ 123,004 $ (58,678) – $ 64,326
FlexShares
®
Global
Quality Real Estate Index
Fund
Foreign Currency Contracts —
Bank of Montreal 1,973 – – 1,973
Foreign Currency Contracts —
JPMorgan Chase Bank NA 11,177 (4,919) – 6,258
Foreign Currency Contracts —
UBS AG 699 (699) – –
Total $ 13,849 $ (5,618) – $ 8,231
FlexShares
®
International
Quality Dividend Index
Fund
Foreign Currency Contracts —
Bank of Montreal 5,697 (5,697) – –
Foreign Currency Contracts —
BNP Paribas SA 104 – – 104
Foreign Currency Contracts —
Citibank NA 43,446 – – 43,446
Foreign Currency Contracts —
JPMorgan Chase Bank NA 5,004 (5,004) – –
Foreign Currency Contracts —
Morgan Stanley 6,071 (6,071) – –
Total $ 60,322 $ (16,772) – $ 43,550
FlexShares
®
International
Quality Dividend Dynamic
Index Fund
Foreign Currency Contracts —
Bank of Montreal 418 – – 418
Total $ 418 $ – – $ 418

FLEXSHARES ANNUAL REPORT 342
Notes to the Financial Statements (cont.)
The following tables indicate the location of derivative-related items on the Statements of Assets and Liabilities as well as the effect of derivative instruments on the Statements of Operations during the reporting period.
Derivatives by risk type Statements of Assets and Liabilities Location Fund Value
Equity Index Futures Contracts Assets — Unrealized appreciation on futures contracts*
FlexShares
®
US Quality Low Volatility Index
Fund $46,887
Equity Index Futures Contracts Assets — Unrealized appreciation on futures contracts*
FlexShares
®
Developed Markets ex-US
Quality Low Volatility Index Fund 6,573
Foreign Currency Contracts Assets — Unrealized appreciation on forward foreign currency contracts
FlexShares
®
Developed Markets ex-US
Quality Low Volatility Index Fund 20,286
Foreign Currency Contracts Liabilities — Unrealized depreciation on forward foreign currency contracts
FlexShares
®
Developed Markets ex-US
Quality Low Volatility Index Fund (8,215)
Equity Index Futures Contracts Assets — Unrealized appreciation on futures contracts*
FlexShares
®
Emerging Markets Quality Low
Volatility Index Fund 6,640
Foreign Currency Contracts Assets — Unrealized appreciation on forward foreign currency contracts
FlexShares
®
Emerging Markets Quality Low
Volatility Index Fund 49
Foreign Currency Contracts Liabilities — Unrealized depreciation on forward foreign currency contracts
FlexShares
®
Emerging Markets Quality Low
Volatility Index Fund (32)
Equity Index Futures Contracts Assets — Unrealized appreciation on futures contracts*
FlexShares
®
Morningstar US Market Factor
Tilt Index Fund 214,064
Equity Index Futures Contracts Liabilities — Unrealized depreciation on futures contracts*
FlexShares
®
Morningstar US Market Factor
Tilt Index Fund (24,933)
Equity Index Futures Contracts Assets — Unrealized appreciation on futures contracts*
FlexShares
®
Morningstar Developed
Markets ex-US Factor Tilt Index Fund 552,641
Equity Index Futures Contracts Liabilities — Unrealized depreciation on futures contracts*
FlexShares
®
Morningstar Developed
Markets ex-US Factor Tilt Index Fund (940)
Foreign Currency Contracts Assets — Unrealized appreciation on forward foreign currency contracts
FlexShares
®
Morningstar Developed
Markets ex-US Factor Tilt Index Fund 5,514
Foreign Currency Contracts Liabilities — Unrealized depreciation on forward foreign currency contracts
FlexShares
®
Morningstar Developed
Markets ex-US Factor Tilt Index Fund (18,185)
Equity Index Futures Contracts Assets — Unrealized appreciation on futures contracts*
FlexShares
®
Morningstar Emerging Markets
Factor Tilt Index Fund 233,478
Foreign Currency Contracts Assets — Unrealized appreciation on forward foreign currency contracts
FlexShares
®
Morningstar Emerging Markets
Factor Tilt Index Fund 10,380
Foreign Currency Contracts Liabilities — Unrealized depreciation on forward foreign currency contracts
FlexShares
®
Morningstar Emerging Markets
Factor Tilt Index Fund (4,550)
Equity Index Futures Contracts Assets — Unrealized appreciation on futures contracts*
FlexShares
®
US Quality Large Cap Index
Fund 950,572
Equity Index Futures Contracts Assets — Unrealized appreciation on futures contracts*
FlexShares
®
STOXX
®
US ESG Select Index
Fund 42,546
Equity Index Futures Contracts Assets — Unrealized appreciation on futures contracts*
FlexShares
®
STOXX
®
Global ESG Select
Index Fund 26,083
Foreign Currency Contracts Assets — Unrealized appreciation on forward foreign currency contracts
FlexShares
®
STOXX
®
Global ESG Select
Index Fund 7,880
Equity Index Futures Contracts Assets — Unrealized appreciation on futures contracts*
FlexShares
®
ESG & Climate US Large Cap
Core Index Fund 13,298
Equity Index Futures Contracts Assets — Unrealized appreciation on futures contracts*
FlexShares
®
ESG & Climate Developed
Markets ex-US Core Index Fund 7,225
Foreign Currency Contracts Assets — Unrealized appreciation on forward foreign currency contracts
FlexShares
®
ESG & Climate Developed
Markets ex-US Core Index Fund 16,748
Foreign Currency Contracts Liabilities — Unrealized depreciation on forward foreign currency contracts
FlexShares
®
ESG & Climate Developed
Markets ex-US Core Index Fund (3,339)
Equity Index Futures Contracts Assets — Unrealized appreciation on futures contracts*
FlexShares
®
Morningstar Global Upstream
Natural Resources Index Fund 619,989
Equity Index Futures Contracts Liabilities — Unrealized depreciation on futures contracts*
FlexShares
®
Morningstar Global Upstream
Natural Resources Index Fund (141,175)
Foreign Currency Contracts Assets — Unrealized appreciation on forward foreign currency contracts
FlexShares
®
Morningstar Global Upstream
Natural Resources Index Fund 105,151

343 FLEXSHARES ANNUAL REPORT
Notes to the Financial Statements (cont.)
Derivatives by risk type Statements of Assets and Liabilities Location Fund Value
Foreign Currency Contracts Liabilities — Unrealized depreciation on forward foreign currency contracts
FlexShares
®
Morningstar Global Upstream
Natural Resources Index Fund (132,161)
Equity Index Futures Contracts Assets — Unrealized appreciation on futures contracts*
FlexShares
®
STOXX
®
Global Broad
Infrastructure Index Fund 708,322
Equity Index Futures Contracts Liabilities — Unrealized depreciation on futures contracts*
FlexShares
®
STOXX
®
Global Broad
Infrastructure Index Fund (15,143)
Foreign Currency Contracts Assets — Unrealized appreciation on forward foreign currency contracts
FlexShares
®
STOXX
®
Global Broad
Infrastructure Index Fund 186,996
Foreign Currency Contracts Liabilities — Unrealized depreciation on forward foreign currency contracts
FlexShares
®
STOXX
®
Global Broad
Infrastructure Index Fund (123,004)
Equity Index Futures Contracts Assets — Unrealized appreciation on futures contracts*
FlexShares
®
Global Quality Real Estate
Index Fund 18,495
Equity Index Futures Contracts Liabilities — Unrealized depreciation on futures contracts*
FlexShares
®
Global Quality Real Estate
Index Fund (53,207)
Foreign Currency Contracts Assets — Unrealized appreciation on forward foreign currency contracts
FlexShares
®
Global Quality Real Estate
Index Fund 8,699
Foreign Currency Contracts Liabilities — Unrealized depreciation on forward foreign currency contracts
FlexShares
®
Global Quality Real Estate
Index Fund (13,849)
Equity Index Futures Contracts Assets — Unrealized appreciation on futures contracts* FlexShares
®
Quality Dividend Index Fund 343,848
Equity Index Futures Contracts Liabilities — Unrealized depreciation on futures contracts* FlexShares
®
Quality Dividend Index Fund (39,689)
Equity Index Futures Contracts Assets — Unrealized appreciation on futures contracts*
FlexShares
®
Quality Dividend Defensive
Index Fund 145,468
Equity Index Futures Contracts Assets — Unrealized appreciation on futures contracts*
FlexShares
®
International Quality Dividend
Index Fund 307,397
Foreign Currency Contracts Assets — Unrealized appreciation on forward foreign currency contracts
FlexShares
®
International Quality Dividend
Index Fund 186,041
Foreign Currency Contracts Liabilities — Unrealized depreciation on forward foreign currency contracts
FlexShares
®
International Quality Dividend
Index Fund (60,322)
Equity Index Futures Contracts Assets — Unrealized appreciation on futures contracts*
FlexShares
®
International Quality Dividend
Dynamic Index Fund 22,235
Foreign Currency Contracts Assets — Unrealized appreciation on forward foreign currency contracts
FlexShares
®
International Quality Dividend
Dynamic Index Fund 14,476
Foreign Currency Contracts Liabilities — Unrealized depreciation on forward foreign currency contracts
FlexShares
®
International Quality Dividend
Dynamic Index Fund (418)
Interest Rate Futures Contracts Assets — Unrealized appreciation on futures contracts* FlexShares
®
Core Select Bond Fund 55,591
Interest Rate Futures Contracts Liabilities — Unrealized depreciation on futures contracts* FlexShares
®
Core Select Bond Fund (76,119)
* Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments. Current day’s variation margin is reported within the Statement of Assets and Liabilities for futures contracts.
Derivatives by risk
type
Location of Gain or (Loss) on
Derivatives on the Statements of
Operations Fund
Realized
Gain or
(Loss) on
Derivatives
Change in Unrealized
Appreciation or
(Depreciation) on
Derivatives
Equity Index Futures
Contracts
Net realized gain (loss) on Futures
contracts, Net change in unrealized
appreciation (depreciation) on
Futures contracts
FlexShares
®
US Quality Low Volatility
Index Fund $131,995 $56,268
Equity Index Futures
Contracts
Net realized gain (loss) on Futures
contracts, Net change in unrealized
appreciation (depreciation) on
Futures contracts
FlexShares
®
Developed Markets ex-US
Quality Low Volatility Index Fund 88,189 25,480

FLEXSHARES ANNUAL REPORT 344
Notes to the Financial Statements (cont.)
Derivatives by risk
type
Location of Gain or (Loss) on
Derivatives on the Statements of
Operations Fund
Realized
Gain or
(Loss) on
Derivatives
Change in Unrealized
Appreciation or
(Depreciation) on
Derivatives
Foreign Currency
Contracts
Net realized gain (loss) on
Foreign currency transactions, Net
change in unrealized appreciation
(depreciation) on Forward foreign
currency contracts
FlexShares
®
Developed Markets ex-US
Quality Low Volatility Index Fund (8,825) 2,559
Equity Index Futures
Contracts
Net realized gain (loss) on Futures
contracts, Net change in unrealized
appreciation (depreciation) on
Futures contracts
FlexShares
®
Emerging Markets Quality
Low Volatility Index Fund 28,766 2,290
Foreign Currency
Contracts
Net realized gain (loss) on
Foreign currency transactions, Net
change in unrealized appreciation
(depreciation) on Forward foreign
currency contracts
FlexShares
®
Emerging Markets Quality
Low Volatility Index Fund 1,092 48
Equity Index Futures
Contracts
Net realized gain (loss) on Futures
contracts, Net change in unrealized
appreciation (depreciation) on
Futures contracts
FlexShares
®
Morningstar US Market
Factor Tilt Index Fund 1,586,852 112,967
Equity Index Futures
Contracts
Net realized gain (loss) on Futures
contracts, Net change in unrealized
appreciation (depreciation) on
Futures contracts
FlexShares
®
Morningstar Developed
Markets ex-US Factor Tilt Index Fund 1,024,852 545,993
Foreign Currency
Contracts
Net realized gain (loss) on
Foreign currency transactions, Net
change in unrealized appreciation
(depreciation) on Forward foreign
currency contracts
FlexShares
®
Morningstar Developed
Markets ex-US Factor Tilt Index Fund (23,006) 7,415
Equity Index Futures
Contracts
Net realized gain (loss) on Futures
contracts, Net change in unrealized
appreciation (depreciation) on
Futures contracts
FlexShares
®
Morningstar Emerging
Markets Factor Tilt Index Fund 1,084,310 177,457
Foreign Currency
Contracts
Net realized gain (loss) on
Foreign currency transactions, Net
change in unrealized appreciation
(depreciation) on Forward foreign
currency contracts
FlexShares
®
Morningstar Emerging
Markets Factor Tilt Index Fund (23,469) (2,064)
Equity Index Futures
Contracts
Net realized gain (loss) on Futures
contracts, Net change in unrealized
appreciation (depreciation) on
Futures contracts
FlexShares
®
US Quality Large Cap Index
Fund 344,168 944,198
Equity Index Futures
Contracts
Net realized gain (loss) on Futures
contracts, Net change in unrealized
appreciation (depreciation) on
Futures contracts
FlexShares
®
STOXX
®
US ESG Select
Index Fund 85,444 33,797
Equity Index Futures
Contracts
Net realized gain (loss) on Futures
contracts, Net change in unrealized
appreciation (depreciation) on
Futures contracts
FlexShares
®
STOXX
®
Global ESG Select
Index Fund 80,801 36,247
Foreign Currency
Contracts
Net realized gain (loss) on
Foreign currency transactions, Net
change in unrealized appreciation
(depreciation) on Forward foreign
currency contracts
FlexShares
®
STOXX
®
Global ESG Select
Index Fund (3,656) (9,419)
Equity Index Futures
Contracts
Net realized gain (loss) on Futures
contracts, Net change in unrealized
appreciation (depreciation) on
Futures contracts
FlexShares
®
ESG & Climate US Large
Cap Core Index Fund 66,148 7,706

345 FLEXSHARES ANNUAL REPORT
Notes to the Financial Statements (cont.)
Derivatives by risk
type
Location of Gain or (Loss) on
Derivatives on the Statements of
Operations Fund
Realized
Gain or
(Loss) on
Derivatives
Change in Unrealized
Appreciation or
(Depreciation) on
Derivatives
Equity Index Futures
Contracts
Net realized gain (loss) on Futures
contracts, Net change in unrealized
appreciation (depreciation) on
Futures contracts
FlexShares
®
ESG & Climate Developed
Markets ex-US Core Index Fund 65,359 40,317
Foreign Currency
Contracts
Net realized gain (loss) on
Foreign currency transactions, Net
change in unrealized appreciation
(depreciation) on Forward foreign
currency contracts
FlexShares
®
ESG & Climate Developed
Markets ex-US Core Index Fund (5,329) (1,911)
Equity Index Futures
Contracts
Net realized gain (loss) on Futures
contracts, Net change in unrealized
appreciation (depreciation) on
Futures contracts
FlexShares
®
Morningstar Global Upstream
Natural Resources Index Fund 5,507,580 238,058
Foreign Currency
Contracts
Net realized gain (loss) on
Foreign currency transactions, Net
change in unrealized appreciation
(depreciation) on Forward foreign
currency contracts
FlexShares
®
Morningstar Global Upstream
Natural Resources Index Fund 58,042 (86,433)
Equity Index Futures
Contracts
Net realized gain (loss) on Futures
contracts, Net change in unrealized
appreciation (depreciation) on
Futures contracts
FlexShares
®
STOXX
®
Global Broad
Infrastructure Index Fund 3,925,397 679,000
Foreign Currency
Contracts
Net realized gain (loss) on
Foreign currency transactions, Net
change in unrealized appreciation
(depreciation) on Forward foreign
currency contracts
FlexShares
®
STOXX
®
Global Broad
Infrastructure Index Fund (101,374) 63,992
Equity Index Futures
Contracts
Net realized gain (loss) on Futures
contracts, Net change in unrealized
appreciation (depreciation) on
Futures contracts
FlexShares
®
Global Quality Real Estate
Index Fund 283,372 (96,847)
Foreign Currency
Contracts
Net realized gain (loss) on
Foreign currency transactions, Net
change in unrealized appreciation
(depreciation) on Forward foreign
currency contracts
FlexShares
®
Global Quality Real Estate
Index Fund (95,480) 22,280
Equity Index Futures
Contracts
Net realized gain (loss) on Futures
contracts, Net change in unrealized
appreciation (depreciation) on
Futures contracts FlexShares
®
Quality Dividend Index Fund 1,209,674 257,015
Equity Index Futures
Contracts
Net realized gain (loss) on Futures
contracts, Net change in unrealized
appreciation (depreciation) on
Futures contracts
FlexShares
®
Quality Dividend Defensive
Index Fund 541,418 131,725
Equity Index Futures
Contracts
Net realized gain (loss) on Futures
contracts, Net change in unrealized
appreciation (depreciation) on
Futures contracts
FlexShares
®
International Quality Dividend
Index Fund 1,572,618 587,489
Foreign Currency
Contracts
Net realized gain (loss) on
Foreign currency transactions, Net
change in unrealized appreciation
(depreciation) on Forward foreign
currency contracts
FlexShares
®
International Quality Dividend
Index Fund 58,990 (68,379)
Equity Index Futures
Contracts
Net realized gain (loss) on Futures
contracts, Net change in unrealized
appreciation (depreciation) on
Futures contracts
FlexShares
®
International Quality Dividend
Dynamic Index Fund 134,684 44,483

FLEXSHARES ANNUAL REPORT 346
Notes to the Financial Statements (cont.)
As of October 31, 2025, the volume of derivative activities, which represents activities throughout the period, was as follows:
Derivatives by risk
type
Location of Gain or (Loss) on
Derivatives on the Statements of
Operations Fund
Realized
Gain or
(Loss) on
Derivatives
Change in Unrealized
Appreciation or
(Depreciation) on
Derivatives
Foreign Currency
Contracts
Net realized gain (loss) on
Foreign currency transactions, Net
change in unrealized appreciation
(depreciation) on Forward foreign
currency contracts
FlexShares
®
International Quality Dividend
Dynamic Index Fund (18,068) 3,208
Interest Rate Futures
Contracts
Net realized gain (loss) on Futures
contracts, Net change in unrealized
appreciation (depreciation) on
Futures contracts FlexShares
®
Core Select Bond Fund 160,934 97,414
    Foreign Exchange
Contracts                                 Equity Contracts                                          Interest Rate Futures
Fund
Number
of
Trades
Average
Notional
Amount
Number
of
Trades
Long
Average
Notional
Amount
Long
Number
of Trades
Short
Average
Notional
Balance
Short
Number
of Trades
Long
Average
Notional
Balance
Long
Number
of Trades
Short
Average
Notional
Balance
Short
FlexShares
®
US Quality
Low Volatility Index Fund – $– 306 $33,329 – $– – $– – $–
FlexShares
®
Developed
Markets ex-US Quality Low
Volatility Index Fund 222 30,546 59 130,169 – – – – – –
FlexShares
®
Emerging
Markets Quality Low
Volatility Index Fund 19 14,952 16 59,846 – – – – – –
FlexShares
®
Morningstar
US Market Factor Tilt Index
Fund – – 418 242,664 – – – – – –
FlexShares
®
Morningstar
Developed Markets ex-US
Factor Tilt Index Fund 95 167,262 578 102,603 – – – – – –
FlexShares
®
Morningstar
Emerging Markets Factor
Tilt Index Fund 121 83,505 458 60,814 – – – – – –
FlexShares
®
US Quality
Large Cap Index Fund – – 489 116,706 – – – – – –
FlexShares
®
STOXX
®
US
ESG Select Index Fund – – 265 35,989 – – – – – –
FlexShares
®
STOXX
®
Global ESG Select Index
Fund 60 79,996 137 94,575 – – – – – –
FlexShares
®
ESG & Climate
US Large Cap Core Index
Fund – – 124 30,578 – – – – – –
FlexShares
®
ESG & Climate
Developed Markets ex-
US Core Index Fund 217 31,675 44 128,416 – – – – – –
FlexShares
®
Morningstar
Global Upstream Natural
Resources Index Fund 278 506,151 3,017 137,021 – – – – – –
FlexShares
®
STOXX
®
Global Broad Infrastructure
Index Fund 28 1,140,646 1,366 165,674 – – – – – –
FlexShares
®
Global Quality
Real Estate Index Fund 137 64,371 335 170,352 – – – – – –

347 FLEXSHARES ANNUAL REPORT
Notes to the Financial Statements (cont.)
Activity for the fiscal period is measured by the number
of trades during the fiscal year and average notional
amount for foreign currency exchange contracts, equity
futures contracts and interest rate contracts.
Taxes and Distributions
Each Fund has qualified and intends to continue to
qualify as a regulated investment company by comply-
ing with the requirements under Subchapter M of the
Internal Revenue Code of 1986, as amended, which in-
cludes distributing substantially all of its net investment
income and net capital gains to shareholders. Accord-
ingly, no provision for federal and state income taxes is
required in the financial statements.
As of October 31, 2025, management of the Funds has
reviewed all open tax years and major jurisdictions and
concluded that there is no tax liability resulting from un-
recognized tax benefits relating to uncertain income tax
positions taken or expected to be taken in future tax re-
turns. The Funds are also not aware of any tax positions
for which it is reasonably possible that the total amounts
of unrecognized tax benefits will significantly change in
the next 12 months. On an ongoing basis management
will monitor the tax positions taken to determine if ad-
justment to conclusions are necessary based on factors
including but not limited to further implementation on
guidance expected from FASB and on-going analysis of
tax law, regulation, and interpretations thereof.
Dividends from net investment income, including any
net foreign currency gains, are generally declared and
paid by each Fund according to the following schedule:
    Foreign Exchange
Contracts                                 Equity Contracts                                          Interest Rate Futures
Fund
Number
of
Trades
Average
Notional
Amount
Number
of
Trades
Long
Average
Notional
Amount
Long
Number
of Trades
Short
Average
Notional
Balance
Short
Number
of Trades
Long
Average
Notional
Balance
Long
Number
of Trades
Short
Average
Notional
Balance
Short
FlexShares
®
Quality
Dividend Index Fund – – 331 308,508 – – – – – –
FlexShares
®
Quality
Dividend Defensive Index
Fund – – 343 94,074 – – – – – –
FlexShares
®
International
Quality Dividend Index Fund 221 288,995 1,129 93,193 – – – – – –
FlexShares
®
International
Quality Dividend Dynamic
Index Fund 114 44,383 121 90,323 – – – – – –
FlexShares
®
Core Select
Bond Fund – – – – – – 1,963 155,786 466 145,891
Fund
Declared And
Paid Monthly
Declared
And Paid
Quarterly
FlexShares
®
US Quality Low Volatility Index Fund
x
FlexShares
®
Developed Markets ex-US Quality Low Volatility Index Fund
x
FlexShares
®
Emerging Markets Quality Low Volatility Index Fund
x
FlexShares
®
Morningstar US Market Factor Tilt Index Fund
x
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund
x
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund
x
FlexShares
®
US Quality Large Cap Index Fund
x
FlexShares
®
STOXX
®
US ESG Select Index Fund
x
FlexShares
®
STOXX
®
Global ESG Select Index Fund
x
FlexShares
®
ESG & Climate US Large Cap Core Index Fund
x
FlexShares
®
ESG & Climate Developed Markets ex-US Core Index Fund
x
FlexShares
®
Morningstar Global Upstream Natural Resources Index Fund
x
FlexShares
®
STOXX
®
Global Broad Infrastructure Index Fund
x
FlexShares
®
Global Quality Real Estate Index Fund
x
FlexShares
®
Quality Dividend Index Fund
x
FlexShares
®
Quality Dividend Defensive Index Fund
x
FlexShares
®
International Quality Dividend Index Fund
x

FLEXSHARES ANNUAL REPORT 348
Notes to the Financial Statements (cont.)
Distribution of net realized securities gains, if any, gen-
erally are distributed at least annually. The Trust re-
serves the right to declare special distributions if, in its reasonable discretion, such action is necessary or ad-
visable to improve tracking error, to preserve its status
as a regulated investment company or to avoid imposi-
tion of income or excise taxes on undistributed income
or realized gains. Tracking error is a measurement of
how much the return on a portfolio deviates from the
return on its benchmark index.
Dividends and securities gains distributions are distrib-
uted in U.S. dollars and cannot be automatically rein-
vested in additional shares of the Funds. The amount
of distributions from net investment income and net re-
alized gains are determined in accordance with federal
income tax regulations, which may differ from GAAP.
These “book/tax” differences are either considered
temporary or permanent in nature. To the extent these
differences are permanent in nature, such amounts are
reclassified within the composition of net assets based
on their federal tax-basis treatment. The Funds may uti-
lize equalization accounting for tax purposes and des-
ignate earnings and profits, including net realized gains
distributed to shareholders on redemption of shares, as
a part of the dividends paid deduction for income tax
purposes. The Funds’ tax year end is October 31st and
the tax character of current year distributions and cur-
rent components of accumulated earnings (deficit) will
be determined at the end of the current tax year.
Temporary differences are generally due to different
book and tax treatments for the timing of the recognition
of gains and losses on certain investment transactions,
mark to market of forward foreign currency contracts,
mark to market of futures contracts, mark to market
of passive foreign investment companies (“PFICs”),
non-taxable special dividends, wash sale loss deferrals
and capital loss carryforward.
Permanent differences, primarily due to gain (loss) on
in-kind redemptions, paydown loss reclassification, for-
eign currency gains and losses, forward foreign currency
gains and losses, PFICs gains and losses, non-taxable
special dividends, investments in partnerships, taxable
over-distributions, foreign capital gains tax reclassifica-
tion, perpetual bonds and equalization as of October 31,
2025 (the Funds’ tax year end), among the Funds’ com-
ponents of net assets are as follows:
Fund
Declared And
Paid Monthly
Declared
And Paid
Quarterly
FlexShares
®
International Quality Dividend Dynamic Index Fund
x
FlexShares
®
iBoxx 3-Year Target Duration TIPS Index Fund
x
FlexShares
®
iBoxx 5-Year Target Duration TIPS Index Fund
x
FlexShares
®
Disciplined Duration MBS Index Fund
x
FlexShares
®
Credit-Scored US Corporate Bond Index Fund
x
FlexShares
®
Credit-Scored US Long Corporate Bond Index Fund
x
FlexShares
®
High Yield Value-Scored Bond Index Fund
x
FlexShares
®
ESG & Climate Investment Grade Corporate Core Index Fund
x
FlexShares
®
Ultra-Short Income Fund
x
FlexShares
®
Core Select Bond Fund
x
Fund
Accumulated
undistributed
net investment
income (loss)
Accumulated
net realized
gain (loss) on
investments Paid in capital
FlexShares
®
US Quality Low Volatility Index Fund
$ (16,852) $ (12,255,422) $ 12,272,274
FlexShares
®
Developed Markets ex-US Quality Low Volatility Index Fund
27,684 (1,879,719) 1,852,035
FlexShares
®
Emerging Markets Quality Low Volatility Index Fund
13,511 (13,511) —
FlexShares
®
Morningstar US Market Factor Tilt Index Fund
(730,999) (93,578,313) 94,309,312
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund
1,966,584 (5,393,328) 3,426,744
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund
419,898 (1,201,956) 782,058
FlexShares
®
US Quality Large Cap Index Fund
(2,676) (16,407,340) 16,410,016
FlexShares
®
STOXX
®
US ESG Select Index Fund
(963) (22,256,178) 22,257,141
FlexShares
®
STOXX
®
Global ESG Select Index Fund
93,675 (25,499,412) 25,405,737
FlexShares
®
ESG & Climate US Large Cap Core Index Fund
(3,907) (6,652,031) 6,655,938
FlexShares
®
ESG & Climate Developed Markets ex-US Core Index Fund
10,902 (2,243,814) 2,232,912
FlexShares
®
Morningstar Global Upstream Natural Resources Index Fund
101,877 (198,521,360) 198,419,483

349 FLEXSHARES ANNUAL REPORT
Notes to the Financial Statements (cont.)
The tax character of distributions paid for the tax period ended October 31, 2025, and October 31, 2024, were as follows:
Fund
Accumulated
undistributed
net investment
income (loss)
Accumulated
net realized
gain (loss) on
investments Paid in capital
FlexShares
®
STOXX
®
Global Broad Infrastructure Index Fund
5,234,955 (63,475,917) 58,240,962
FlexShares
®
Global Quality Real Estate Index Fund
2,482,902 (11,093,348) 8,610,446
FlexShares
®
Quality Dividend Index Fund
(719,561) (163,433,567) 164,153,128
FlexShares
®
Quality Dividend Defensive Index Fund
161,691 (31,823,324) 31,661,633
FlexShares
®
International Quality Dividend Index Fund
3,316,303 (3,316,303) —
FlexShares
®
International Quality Dividend Dynamic Index Fund
849,404 (1,246,041) 396,637
FlexShares
®
iBoxx 3-Year Target Duration TIPS Index Fund
— (6,294,538) 6,294,538
FlexShares
®
iBoxx 5-Year Target Duration TIPS Index Fund
— (452,220) 452,220
FlexShares
®
Disciplined Duration MBS Index Fund
391,273 (391,273) —
FlexShares
®
Credit-Scored US Corporate Bond Index Fund
127,142 (1,950,658) 1,823,516
FlexShares
®
Credit-Scored US Long Corporate Bond Index Fund
896 700,184 (701,080)
FlexShares
®
High Yield Value-Scored Bond Index Fund
692,076 (7,623,555) 6,931,479
FlexShares
®
ESG & Climate Investment Grade Corporate Core Index Fund
10,043 207,815 (217,858)
FlexShares
®
Ultra-Short Income Fund
284,257 (429,770) 145,513
FlexShares
®
Core Select Bond Fund
— 168,753 (168,753)
Year Ended October 31, 2025 Year Ended October 31, 2024
Fund
Distributions
paid from
ordinary
income
Distributions
paid from net
long term
capital gains
Tax Return of
Capital
Total
Distributions
Distributions
paid from
ordinary
income
Distributions
paid from net
long term
capital gains
Tax Return of
Capital
Total
Distributions
FlexShares
®
US
Quality Low Volatility
Index Fund
$ 2,280,063 $ — $ — $ 2,280,063 $ 2,905,706 $ — $ — $ 2,905,706
FlexShares
®
Developed Markets
ex-US Quality Low
Volatility Index Fund
1,456,393 — — 1,456,393 1,713,324 — — 1,713,324
FlexShares
®
Emerging Markets
Quality Low Volatility
Index Fund
505,420 — — 505,420 177,236 — — 177,236
FlexShares
®
Morningstar US
Market Factor Tilt
Index Fund
21,409,339 — — 21,409,339 22,568,102 — — 22,568,102
FlexShares
®
Morningstar
Developed Markets
ex-US Factor Tilt
Index Fund
18,109,933 — — 18,109,933 17,837,359 — — 17,837,359
FlexShares
®
Morningstar Emerging
Markets Factor Tilt
Index Fund
11,105,735 — — 11,105,735 7,167,368 — — 7,167,368
FlexShares
®
US
Quality Large Cap
Index Fund
4,719,430 — — 4,719,430 2,312,763 — — 2,312,763
FlexShares
®
STOXX
®
US ESG Select Index
Fund
1,483,063 — — 1,483,063 2,244,471 — — 2,244,471
FlexShares
®
STOXX
®
Global ESG Select
Index Fund
1,672,273 — — 1,672,273 3,017,204 — — 3,017,204

FLEXSHARES ANNUAL REPORT 350
Notes to the Financial Statements (cont.)
Year Ended October 31, 2025 Year Ended October 31, 2024
Fund
Distributions
paid from
ordinary
income
Distributions
paid from net
long term
capital gains
Tax Return of
Capital
Total
Distributions
Distributions
paid from
ordinary
income
Distributions
paid from net
long term
capital gains
Tax Return of
Capital
Total
Distributions
FlexShares
®
ESG &
Climate US Large
Cap Core Index Fund
$ 873,848 $ — $ — $ 873,848 $ 672,843 $ — $ — $ 672,843
FlexShares
®
ESG &
Climate Developed
Markets ex-US Core
Index Fund
1,577,844 — — 1,577,844 1,430,345 — — 1,430,345
FlexShares
®
Morningstar Global
Upstream Natural
Resources Index
Fund
162,483,723 — — 162,483,723 212,052,958 — — 212,052,958
FlexShares
®
STOXX
®
Global Broad
Infrastructure Index
Fund
78,596,911 — — 78,596,911 58,385,424 — — 58,385,424
FlexShares
®
Global
Quality Real Estate
Index Fund
16,246,826 — — 16,246,826 8,255,496 — — 8,255,496
FlexShares
®
Quality
Dividend Index Fund
34,270,260 — — 34,270,260 35,466,391 — — 35,466,391
FlexShares
®
Quality
Dividend Defensive
Index Fund
7,682,070 — — 7,682,070 7,574,384 — — 7,574,384
FlexShares
®
International Quality
Dividend Index Fund
45,452,365 — — 45,452,365 28,104,138 — — 28,104,138
FlexShares
®
International Quality
Dividend Dynamic
Index Fund
5,032,660 — — 5,032,660 3,841,529 — — 3,841,529
FlexShares
®
iBoxx
3-Year Target
Duration TIPS Index
Fund
98,853,274 — — 98,853,274 75,178,977 — — 75,178,977
FlexShares
®
iBoxx
5-Year Target
Duration TIPS Index
Fund
33,316,151 — — 33,316,151 31,460,939 — — 31,460,939
FlexShares
®
Disciplined Duration
MBS Index Fund
3,553,107 — — 3,553,107 2,849,089 — — 2,849,089
FlexShares
®
Credit-
Scored US Corporate
Bond Index Fund
24,912,232 — — 24,912,232 17,529,058 — — 17,529,058
FlexShares
®
Credit-
Scored US Long
Corporate Bond Index
Fund
2,237,013 — — 2,237,013 1,908,246 — — 1,908,246
FlexShares
®
High
Yield Value-Scored
Bond Index Fund
102,484,469 — — 102,484,469 118,779,804 — — 118,779,804
FlexShares
®
ESG &
Climate Investment
Grade Corporate
Core Index Fund
2,183,587 — — 2,183,587 1,728,547 — — 1,728,547
FlexShares
®
Ultra-
Short Income Fund
59,250,471 — — 59,250,471 59,364,587 — — 59,364,587

351 FLEXSHARES ANNUAL REPORT
Notes to the Financial Statements (cont.)
As of October 31, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:
Capital loss carry forwards will retain their character
as either short-term or long-term capital losses rather
than being considered all short-term as permitted under
previous law and may be carried forward indefinitely to
offset future gains.
For the tax year ended October 31, 2025, the following
Year Ended October 31, 2025 Year Ended October 31, 2024
Fund
Distributions
paid from
ordinary
income
Distributions
paid from net
long term
capital gains
Tax Return of
Capital
Total
Distributions
Distributions
paid from
ordinary
income
Distributions
paid from net
long term
capital gains
Tax Return of
Capital
Total
Distributions
FlexShares
®
Core
Select Bond Fund
$ 5,920,882 $ — $ — $ 5,920,882 $ 6,336,750 $ — $ — $ 6,336,750
Fund
Undistributed
Ordinary Income
Undistributed
Long-Term Capital
Gains
Accumulated
Capital and Other
Losses
Unrealized
Appreciated/
(Depreciated)
FlexShares
®
US Quality Low Volatility Index Fund
$ 260,023 $ – $ (12,731,196) $ 24,436,866
FlexShares
®
Developed Markets ex-US Quality Low
Volatility Index Fund
338,481 – (3,887,144) 6,802,503
FlexShares
®
Emerging Markets Quality Low Volatility
Index Fund
185,545 – (976,976) 3,069,722
FlexShares
®
Morningstar US Market Factor Tilt Index
Fund
3,129,152 – (39,772,433) 982,990,407
FlexShares
®
Morningstar Developed Markets ex-US
Factor Tilt Index Fund
7,474,914 – (116,981,526) 174,141,288
FlexShares
®
Morningstar Emerging Markets Factor
Tilt Index Fund
6,418,748 – (81,831,235) 90,178,709
FlexShares
®
US Quality Large Cap Index Fund
1,115,399 – (11,028,634) 154,836,712
FlexShares
®
STOXX
®
US ESG Select Index Fund
151,049 – (10,869,992) 32,322,414
FlexShares
®
STOXX
®
Global ESG Select Index Fund
281,420 – (2,508,232) 27,228,902
FlexShares
®
ESG & Climate US Large Cap Core
Index Fund
102,261 – (2,017,035) 16,289,395
FlexShares
®
ESG & Climate Developed Markets ex-
US Core Index Fund
514,438 – (2,500,712) 11,828,255
FlexShares
®
Morningstar Global Upstream Natural
Resources Index Fund
11,039,811 – (1,462,103,820) 556,766,913
FlexShares
®
STOXX
®
Global Broad Infrastructure
Index Fund
115,900,269 – (274,562,536) 320,316,229
FlexShares
®
Global Quality Real Estate Index Fund
6,509,381 – (68,558,037) 13,234,328
FlexShares
®
Quality Dividend Index Fund
5,049,684 – (237,741,798) 569,841,337
FlexShares
®
Quality Dividend Defensive Index Fund
1,564,727 – (44,473,589) 117,369,266
FlexShares
®
International Quality Dividend Index
Fund
2,263,596 – (157,607,982) 137,103,296
FlexShares
®
International Quality Dividend Dynamic
Index Fund
320,988 – (20,378,629) 15,684,708
FlexShares
®
iBoxx 3-Year Target Duration TIPS Index
Fund
10,073,300 – (180,403,173) 17,476,746
FlexShares
®
iBoxx 5-Year Target Duration TIPS Index
Fund
3,685,085 – (62,854,014) (234,023)
FlexShares
®
Disciplined Duration MBS Index Fund
705,928 – (15,879,577) (2,124,438)
FlexShares
®
Credit-Scored US Corporate Bond Index
Fund
2,375,293 – (26,896,124) 10,389,063
FlexShares
®
Credit-Scored US Long Corporate Bond
Index Fund
203,491 – (14,729,174) 202,441
FlexShares
®
High Yield Value-Scored Bond Index
Fund
7,212,788 – (171,001,669) (848,890)
FlexShares
®
ESG & Climate Investment Grade
Corporate Core Index Fund
168,888 – (8,363,203) (298,921)
FlexShares
®
Ultra-Short Income Fund
5,519,708 – (286,796) 3,638,225
FlexShares
®
Core Select Bond Fund
36,256 – (17,486,677) (4,222,453)

FLEXSHARES ANNUAL REPORT 352
Notes to the Financial Statements (cont.)
Funds had available post-enactment capital loss carry-
forwards to offset future net capital gains to the extent
provided by regulations:
During the year ended October 31, 2025, the following Funds utilized capital loss carryforwards to offset net capital gains:
Fund Short-Term Long-Term Total
FlexShares
®
US Quality Low Volatility Index Fund
$ 8,972,558 $ 3,758,638 $ 12,731,196
FlexShares
®
Developed Markets ex-US Quality Low Volatility Index
Fund
3,027,902 859,242 3,887,144
FlexShares
®
Emerging Markets Quality Low Volatility Index Fund
703,782 273,194 976,976
FlexShares
®
Morningstar US Market Factor Tilt Index Fund
37,208,642 2,563,791 39,772,433
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index
Fund
19,266,741 97,714,785 116,981,526
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund
22,373,936 59,457,299 81,831,235
FlexShares
®
US Quality Large Cap Index Fund
5,967,811 5,060,823 11,028,634
FlexShares
®
STOXX
®
US ESG Select Index Fund
7,142,261 3,727,731 10,869,992
FlexShares
®
STOXX
®
Global ESG Select Index Fund
2,508,232 — 2,508,232
FlexShares
®
ESG & Climate US Large Cap Core Index Fund
600,924 1,416,111 2,017,035
FlexShares
®
ESG & Climate Developed Markets ex-US Core Index
Fund
1,497,399 1,003,313 2,500,712
FlexShares
®
Morningstar Global Upstream Natural Resources Index
Fund
434,844,041 1,027,259,779 1,462,103,820
FlexShares
®
STOXX
®
Global Broad Infrastructure Index Fund
62,327,298 212,235,238 274,562,536
FlexShares
®
Global Quality Real Estate Index Fund
48,216,549 20,341,488 68,558,037
FlexShares
®
Quality Dividend Index Fund
148,985,599 88,756,199 237,741,798
FlexShares
®
Quality Dividend Defensive Index Fund
35,039,257 9,434,332 44,473,589
FlexShares
®
International Quality Dividend Index Fund
110,018,582 47,589,400 157,607,982
FlexShares
®
International Quality Dividend Dynamic Index Fund
13,885,722 6,492,907 20,378,629
FlexShares
®
iBoxx 3-Year Target Duration TIPS Index Fund
108,597,221 71,805,952 180,403,173
FlexShares
®
iBoxx 5-Year Target Duration TIPS Index Fund
19,122,133 43,731,881 62,854,014
FlexShares
®
Disciplined Duration MBS Index Fund
8,311,252 7,568,325 15,879,577
FlexShares
®
Credit-Scored US Corporate Bond Index Fund
6,371,589 20,524,535 26,896,124
FlexShares
®
Credit-Scored US Long Corporate Bond Index Fund
3,277,267 11,451,907 14,729,174
FlexShares
®
High Yield Value-Scored Bond Index Fund
94,290,347 76,711,322 171,001,669
FlexShares
®
ESG & Climate Investment Grade Corporate Core Index
Fund
5,540,644 2,822,559 8,363,203
FlexShares
®
Ultra-Short Income Fund
286,796 — 286,796
FlexShares
®
Core Select Bond Fund
4,445,080 13,041,597 17,486,677
Fund
Capital Loss
Utilized
FlexShares
®
Developed Markets ex-US Quality Low Volatility Index Fund
$ 487,659
FlexShares
®
Emerging Markets Quality Low Volatility Index Fund
323,981
FlexShares
®
Morningstar US Market Factor Tilt Index Fund
1,830,192
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund
15,544,977
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund
1,207,752
FlexShares
®
STOXX
®
Global ESG Select Index Fund
1,149,757
FlexShares
®
ESG & Climate Developed Markets ex-US Core Index Fund
79,703
FlexShares
®
Global Quality Real Estate Index Fund
5,763,315
FlexShares
®
Quality Dividend Defensive Index Fund
736,662
FlexShares
®
International Quality Dividend Index Fund
34,971,038
FlexShares
®
International Quality Dividend Dynamic Index Fund
2,435,136
FlexShares
®
iBoxx 3-Year Target Duration TIPS Index Fund
11,704,229
FlexShares
®
iBoxx 5-Year Target Duration TIPS Index Fund
392,671
FlexShares
®
Credit-Scored US Corporate Bond Index Fund
833,368
FlexShares
®
ESG & Climate Investment Grade Corporate Core Index Fund
10,798
FlexShares
®
Ultra-Short Income Fund
383,484
FlexShares
®
Core Select Bond Fund
496,891

353 FLEXSHARES ANNUAL REPORT
Notes to the Financial Statements (cont.)
The FlexShares
®
US Quality Low Volatility Index Fund,
FlexShares
®
Developed Markets ex-US Quality Low
Volatility Index Fund, FlexShares
®
Emerging Markets
Quality Low Volatility Index Fund, FlexShares
®
Morn-
ingstar US Market Factor Tilt Index Fund, FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index
Fund, FlexShares
®
Morningstar Emerging Markets Fac-
tor Tilt Index Fund, FlexShares
®
US Quality Large Cap
Index Fund, FlexShares
®
STOXX
®
Global ESG Select
Index Fund, FlexShares
®
ESG & Climate US Large Cap
Core Index Fund, FlexShares
®
ESG & Climate Devel-
oped Markets ex-US Core Index Fund, FlexShares
®
Morningstar Global Upstream Natural Resources Index
Fund, FlexShares
®
STOXX
®
Global Broad Infrastructure
Index Fund, FlexShares
®
Global Quality Real Estate
Index Fund, FlexShares
®
Quality Dividend Index Fund,
FlexShares
®
Quality Dividend Defensive Index Fund,
FlexShares
®
International Quality Dividend Index Fund,
FlexShares
®
International Quality Dividend Dynamic In-
dex Fund, FlexShares
®
High Yield Value-Scored Bond
Index Fund and the FlexShares
®
ESG & Climate Invest-
ment Grade Corporate Core Index Fund may be subject
to foreign withholding taxes with respect to dividends
or interest received from sources in foreign countries.
If, at the close of the taxable year, more than 50% in
value of a Fund’s assets consists of stock or securities
in foreign corporations the Fund will be eligible to make
an election to treat a proportionate amount of those tax-
es as constituting a distribution to each shareholder,
which would allow all shareholders to either (1) credit
that proportionate amount of taxes against U.S. Federal
income tax liability as a foreign tax credit or (2) take that amount as an itemized deduction. If a Fund is not eligi-
ble to make this election or is eligible but does not make
the election, it will be entitled to deduct such taxes in
computing the amounts it is required to distribute.
3. Investment Transactions and Related
Income and Expenses
Throughout the reporting period, investment transac-
tions are accounted for no later than one business day
following the trade date. For financial reporting purpos-
es, investment transactions are accounted for on the
trade date on the last business day of the reporting pe-
riod.
Interest income is recognized on an accrual basis. Bond
discount is accreted and premium is amortized using
the effective yield method. Dividend income is recorded
on the ex-dividend date, or as soon as information is
available. Gains or losses realized on sales of securities
are determined using the specific identification method
by comparing the identified cost of the security lot sold
with the net sales proceeds.
Each Fund except the FlexShares
®
iBoxx 3-Year Target
Duration TIPS Index Fund, and the FlexShares
®
iBoxx
5-Year Target Duration TIPS Index Fund may hold the
securities of real estate investment trusts (“REITs”). Dis-
tributions from such investments may be comprised of
return of capital, capital gains and income. The actual
character of amounts received during the year is not
known until after the REIT’s fiscal year end. The Fund
records the character of distributions received from RE-
ITs during the year based on estimates available. The
characterization of distributions received by the Fund
may be subsequently revised based on information re-
ceived from the REITs after their tax reporting periods
concluded.
All foreign taxes are recorded in accordance with the
applicable foreign tax regulations and rates that exist in
the foreign markets in which a Fund invests. These for-
eign taxes, if any, are paid by the Funds and disclosed
in the Statements of Operations. Foreign taxes payable,
if any, are reflected in the Funds’ Statements of Assets
and Liabilities.
Expenses directly attributable to a Fund are charged
to that Fund, while expenses which are attributable to
more than one Fund are allocated among the respec-
tive Funds based upon relative net assets or another
reasonable basis.
4. Investment Advisory Fees
NTI serves as the Investment Adviser of the Funds pur-
suant to the Investment Advisory Agreement. The In-
vestment Adviser is responsible for making investment
decisions for the Funds and for placing purchase and
sale orders for portfolio securities, subject to the general supervision of the Board.
As compensation for its advisory services and assump-
tion of certain Fund expenses, NTI is entitled to a unitary
management fee (“Management Fee”), computed daily
and payable monthly, at the annual rates set forth in the
table below (expressed as a percentage of each Fund’s
respective average daily net assets).
From the Management Fee, NTI pays most of the ex-
penses of the Fund, including the cost of transfer agen-

FLEXSHARES ANNUAL REPORT 354
Notes to the Financial Statements (cont.)
cy, custody, fund administration, legal, audit and other
services (“Covered Expenses”). Covered Expenses do
not include the following fees under the Investment Ad-
visory Agreement: its advisory fees payable under the
Advisory Agreement, distribution fees and expenses
paid by the Trust under any distribution plan adopted
pursuant to Rule 12b-1, interest expenses, brokerage
commissions and other trading expenses, fees and
expenses of the independent trustees and their inde-
pendent legal counsel, taxes and other extraordinary
costs such as (i) dividend expenses on short sales; (ii)
non-routine items, including litigation expenses and
proxy expenses; and (iii) expenses that the Fund has in-
curred but did not actually pay due to an expense offset
agreement, if applicable.
The Management Fee rate payable by each Fund is set
forth in the following table:
The Investment Adviser has contractually agreed to
reimburse a portion of the operating expenses of each
Fund (other than Rule 12b-1 fees, tax expenses, ex-
traordinary expenses, and acquired fund fees and ex-
penses (“AFFE”)) so the “Total Annual Fund Operating
Expenses After Expense Reimbursement” do not ex-
ceed the Fund’s Management Fee plus (+) 0.0049%. In
the case of the FlexShares
®
Core Select Bond Fund, the
Investment Adviser has contractually agreed to waive
Management Fees or reimburse certain expenses in an
amount equal to the sum of (a) any AFFE incurred by
the Fund that are attributable to the Fund’s investment
in Underlying Funds managed by NTI or an investment
adviser controlling, controlled by, or under common
control with NTI (“Affiliated Funds”); and (b) 0.05% or
such lesser amount in AFFE incurred by the Fund that
are attributable to the Fund’s investment in Underlying
Funds that are not Affiliated Funds. AFFE are expenses
incurred indirectly by the Fund through its ownership of
shares in other investment companies. Because AFFE
are not direct expenses of a Fund, they are not reflected
on a Fund’s financial statements. The contractual ex-
pense reimbursement arrangements are expected to
continue until at least March 1, 2026 and will continue
automatically thereafter for periods of one year unless
terminated, as to any succeeding renewal year, by ei-
ther party upon 60 days’ written notice prior to the end
of the current term. The Board may terminate the con-
tractual expense reimbursement agreements discussed
Fund
Unitary
Management
Fee
FlexShares
®
US Quality Low Volatility Index Fund 0.08%
*
FlexShares
®
Developed Markets ex-US Quality
Low Volatility Index Fund 0.12%
**
FlexShares
®
Emerging Markets Quality Low
Volatility Index Fund 0.18%
***
FlexShares
®
Morningstar US Market Factor Tilt
Index Fund 0.25%
FlexShares
®
Morningstar Developed Markets ex-
US Factor Tilt Index Fund 0.39%
FlexShares
®
Morningstar Emerging Markets
Factor Tilt Index Fund 0.57%
FlexShares
®
US Quality Large Cap Index Fund 0.25%
FlexShares
®
STOXX
®
US ESG Select Index Fund 0.32%
FlexShares
®
STOXX
®
Global ESG Select Index
Fund 0.42%
FlexShares
®
ESG & Climate US Large Cap Core
Index Fund 0.09%
FlexShares
®
ESG & Climate Developed
Markets ex-US Core Index Fund 0.12%
FlexShares
®
Morningstar Global Upstream Natural
Resources Index Fund 0.46%
FlexShares
®
STOXX
®
Global Broad Infrastructure
Index Fund 0.47%
FlexShares
®
Global Quality Real Estate Index
Fund 0.45%
FlexShares
®
Quality Dividend Index Fund 0.37%
FlexShares
®
Quality Dividend Defensive Index
Fund 0.37%
FlexShares
®
International Quality Dividend Index
Fund 0.47%
FlexShares
®
International Quality Dividend
Dynamic Index Fund 0.47%
FlexShares
®
iBoxx 3-Year Target Duration TIPS
Index Fund 0.18%
FlexShares
®
iBoxx 5-Year Target Duration TIPS
Index Fund 0.18%
Fund
Unitary
Management
Fee
FlexShares
®
Disciplined Duration MBS Index Fund 0.20%
FlexShares
®
Credit-Scored US Corporate Bond
Index Fund 0.15%
FlexShares
®
Credit-Scored US Long Corporate
Bond Index Fund 0.15%
FlexShares
®
High Yield Value-Scored Bond Index
Fund 0.37%
FlexShares
®
ESG & Climate Investment Grade
Corporate Core Index Fund 0.12%
FlexShares
®
Ultra-Short Income Fund 0.25%
FlexShares
®
Core Select Bond Fund 0.35%
*
Prior to December 20, 2024, the investment advisory fee for
FlexShares® US Quality Low Volatility Index Fund was 0.17%.
**
Prior to December 20, 2024, the investment advisory fee for
FlexShares® Developed Markets ex-US Quality Low Volatility
Index Fund was 0.32%.
***
Prior to December 20, 2024, the investment advisory fee for
FlexShares® Emerging Markets Quality Low Volatility Index Fund
was 0.40%.

355 FLEXSHARES ANNUAL REPORT
Notes to the Financial Statements (cont.)
above with respect to any Fund at any time if it deter-
mines that it is in the best interest of a Fund and its
shareholders. These expenses and the reimbursements
are shown as “Investment advisory fees reimbursed” on
the Statements of Operations.
The Investment Adviser may voluntarily waive or reim-
burse additional management fees or expenses. Any
such additional voluntary expense reimbursement or fee
waiver could be implemented, increased or decreased,
or discontinued at any time. Amounts waived or reim-
bursed by the Investment Adviser pursuant to voluntary
or contractual agreements discussed above may not
be recouped by the Investment Adviser. These waivers
and/or reimbursements are shown as “Investment advi-
sory fees reimbursed” on the Statements of Operations.
5. Administration Fees
Per terms of agreements JPMorgan Chase Bank, N.A.
(the “Administrator”) serves as administrator of the
Funds. The Administrator provides certain adminis-
trative services to the Funds. For these services, the
Administrator is entitled to certain fees and reasonable
out-of-pocket expenses. These fees and expenses are
Covered Expenses as defined above.
6. Custodian Fees
JPMorgan Chase Bank, N.A. (the “Custodian”) acts as
custodian for the Funds in accordance with a Global
Custody Agreement. The Custodian holds cash, secu-
rities and other assets of the Funds as required by the
1940 Act. As compensation for the services rendered
under the agreement, the Custodian is entitled to fees
and reasonable out-of-pocket expenses. These fees
and expenses are Covered Expenses as defined above.
7. Trustees Fees
The Trust compensates each Trustee who is not an offi-
cer, director or employee of Northern Trust Corporation,
or its subsidiaries, for his or her services as a Trustee of the Trust and as a member of Board committees.
The Trust has adopted a deferred compensation plan
(the “DC Plan”) for its Trustees who are not officers of
Northern Trust or NTI. Under the DC Plan, Indepen-
dent Trustees may elect to defer all or a portion of their
compensation. The amount deferred is adjusted peri-
odically based upon the performance of the investment
options selected by the Trustees. The investment op-
tions currently available under the DC Plan are the Flex-
Shares
®
Morningstar US Market Factor Tilt Index Fund,
FlexShares
®
Morningstar Emerging Markets Factor Tilt
Index Fund, FlexShares
®
STOXX
®
US ESG Select In-
dex Fund, FlexShares
®
Morningstar Global Upstream
Natural Resources Index Fund, FlexShares
®
Global
Quality Real Estate Index Fund, FlexShares
®
Quality
Dividend Index Fund, FlexShares
®
iBoxx 5-Year Target
Duration TIPS Index Fund, the FlexShares
®
High Yield
Value-Scored Bond Index Fund, and the FlexShares
®
Ultra-Short Income Fund. Expenses related to the DC
Plan are stated on the Statements of Operations.
8. Distribution and Service Plan
ACA Foreside, formerly known as Foreside Fund Ser-
vices, LLC (the “Distributor”) serves as the Funds’ dis-
tributor and distributes Creation Units (as described in
Note 9) for each Fund on an agency basis. The Distribu-
tor does not receive a fee from the Funds for its distribu-
tion services. However, it receives compensation from
NTI for its services as distributor pursuant to a separate
letter agreement between it and NTI.
The Trust has adopted a Distribution and Service Plan
(“the Plan”) pursuant to Rule 12b-1 under the 1940 Act.
Payments to financial intermediaries under the Plan
are tied directly to their own out-of-pocket expenses.
The Plan has not been implemented with respect to
the Funds. The Plan may not be implemented without
further Board approval. The maximum distribution fee
is 0.25% of each Fund’s respective average daily net
assets under the Plan. The Funds did not pay any 12b-1
fees during the fiscal year.
9. Issuance and Redemption of Fund
Shares
Each Fund only issues and redeems shares to Autho-
rized Participants in exchange for the deposit or delivery
of a basket of assets (securities and/or cash), in large
blocks known as Creation Units, each of which is com-
prised of a specified number of shares.
Retail investors may only purchase and sell fund shares
in the secondary market through a broker-dealer and
such transactions may be subject to customary commis-
sion and fee rates imposed by the broker-dealer.
Authorized Participants may pay transaction fees to off-
set transfer and other transaction costs associated with

FLEXSHARES ANNUAL REPORT 356
Notes to the Financial Statements (cont.)
the issuance and redemption of Creation Units. The
transaction fees are paid directly to the Fund and used
to offset Fund custody fees. Certain fees or costs as-
sociated with Creation Unit purchases may be paid by
NTI in certain circumstances. In addition, the Trust may
from time to time waive the standard transaction fee.
The net custody fees charged to the Fund are paid for
by the Investment Adviser through the Fund’s Unitary
Fee. Transaction fees remaining in the Funds were as
follows:
The FlexShares
®
iBoxx 3-Year Target Duration TIPS
Index Fund, FlexShares
®
iBoxx 5-Year Target Duration
TIPS Index Fund, FlexShares
®
 Ultra-Short Income Fund
and the FlexShares
®
Core Select Bond Fund do not
charge standard creation unit transaction fees.
10. Investment Transactions
For the period ended October 31, 2025, the Flex-
Shares
®
iBoxx 3-Year Target Duration TIPS Index Fund,
FlexShares
®
iBoxx 5-Year Target Duration TIPS Index
Fund and FlexShares
®
Disciplined Duration MBS Index
Fund invested solely in U.S. Government, including U.S.
government agency, securities. The cost of securities
purchased by each Fund and proceeds from sales of
securities, excluding short-term securities, derivatives
and in-kind transactions for the period ended October
31, 2025, were as follows:
Fund
As of October
31, 2025
As of October
31, 2024
FlexShares
®
US Quality Low
Volatility Index Fund
$ 700 $ 1,750
FlexShares
®
Morningstar US
Market Factor Tilt Index Fund
3,000 6,000
FlexShares
®
Morningstar
Developed Markets ex-US
Factor Tilt Index Fund
13,500 27,000
FlexShares
®
Morningstar
Emerging Markets Factor Tilt
Index Fund
25,000 —
FlexShares
®
US Quality Large
Cap Index Fund
11,500 9,500
FlexShares
®
STOXX
®
US ESG
Select Index Fund
— 2,450
FlexShares
®
STOXX
®
Global
ESG Select Index Fund
— 15,000
FlexShares
®
ESG & Climate US
Large Cap Core Index Fund
500 1,000
FlexShares
®
ESG & Climate
Developed Markets ex-US Core
Index Fund
6,000 —
FlexShares
®
Morningstar Global
Upstream Natural Resources
Index Fund
6,000 49,500
FlexShares
®
STOXX
®
Global
Broad Infrastructure Index Fund
28,000 22,000
FlexShares
®
Global Quality Real
Estate Index Fund
12,000 16,000
FlexShares
®
Quality Dividend
Index Fund
— 4,200
FlexShares
®
Quality Dividend
Defensive Index Fund
350 1,750
FlexShares
®
International Quality
Dividend Index Fund
45,500 17,500
FlexShares
®
International Quality
Dividend Dynamic Index Fund
3,500 —
FlexShares
®
Disciplined Duration
MBS Index Fund
1,600 4,000
FlexShares
®
Credit-Scored US
Corporate Bond Index Fund
4,250 4,250
FlexShares
®
Credit-Scored US
Long Corporate Bond Index
Fund
750 1,500
FlexShares
®
High Yield Value-
Scored Bond Index Fund
3,750 12,250
FlexShares
®
ESG & Climate
Investment Grade Corporate
Core Index Fund
250 250
Fund Purchases Sales
FlexShares
®
US Quality Low
Volatility Index Fund
$ 62,430,945 $ 63,015,081
FlexShares
®
Developed Markets
ex-US Quality Low Volatility
Index Fund
24,395,948 20,439,019
FlexShares
®
Emerging Markets
Quality Low Volatility Index Fund
6,386,019 6,472,721
FlexShares
®
Morningstar US
Market Factor Tilt Index Fund
222,939,563 222,949,892
FlexShares
®
Morningstar
Developed Markets ex-US
Factor Tilt Index Fund
123,390,069 128,681,124
FlexShares
®
Morningstar
Emerging Markets Factor Tilt
Index Fund
79,462,244 109,821,963
FlexShares
®
US Quality Large
Cap Index Fund
96,327,907 87,007,527
FlexShares
®
STOXX
®
US ESG
Select Index Fund
32,969,825 33,834,653
FlexShares
®
STOXX
®
Global
ESG Select Index Fund
46,545,185 47,593,903
FlexShares
®
ESG & Climate US
Large Cap Core Index Fund
22,977,759 23,200,113
FlexShares
®
ESG & Climate
Developed Markets ex-US Core
Index Fund
11,992,784 11,057,404
FlexShares
®
Morningstar Global
Upstream Natural Resources
Index Fund
1,388,607,774 1,489,007,923
FlexShares
®
STOXX
®
Global
Broad Infrastructure Index Fund
352,383,431 336,615,107
FlexShares
®
Global Quality Real
Estate Index Fund
191,071,241 194,279,232
FlexShares
®
Quality Dividend
Index Fund
759,539,966 761,581,755
FlexShares
®
Quality Dividend
Defensive Index Fund
176,997,976 176,419,788
FlexShares
®
International Quality
Dividend Index Fund
438,862,518 409,424,244

357 FLEXSHARES ANNUAL REPORT
Notes to the Financial Statements (cont.)
11. In-Kind Transactions
During the period ended October 31, 2025, certain
Funds received securities in exchange for subscrip-
tions of shares (subscriptions-in-kind). For the period
ended October 31, 2025, the fair value of the securities
received for subscriptions for these Funds were as fol-
lows:
During the period ended October 31, 2025, certain
Funds delivered securities in exchange for redemption
of shares (redemptions-in-kind). For financial reporting
purposes, these Funds recorded net realized gains and
losses in connection with each transaction. For the peri-
od ended October 31, 2025, the fair value and realized
gain (losses) of the securities transferred for redemp-
tions for these Funds were as follows:
Fund Purchases Sales
FlexShares
®
International Quality
Dividend Dynamic Index Fund
45,586,866 46,205,998
FlexShares
®
iBoxx 3-Year Target
Duration TIPS Index Fund
2,012,122,118 2,074,162,777
FlexShares
®
iBoxx 5-Year Target
Duration TIPS Index Fund
475,848,726 501,937,986
FlexShares
®
Disciplined Duration
MBS Index Fund
32,905,181 39,327,038
FlexShares
®
Credit-Scored US
Corporate Bond Index Fund
449,424,130 335,267,540
FlexShares
®
Credit-Scored US
Long Corporate Bond Index
Fund
44,910,384 35,340,981
FlexShares
®
High Yield Value-
Scored Bond Index Fund
1,306,085,405 1,305,985,442
FlexShares
®
ESG & Climate
Investment Grade Corporate
Core Index Fund
16,776,178 17,356,367
FlexShares
®
Ultra-Short Income
Fund
879,592,203 648,202,869
FlexShares
®
Core Select Bond
Fund
32,319,407 34,267,223
Fund Fair Value
FlexShares
®
US Quality Low Volatility Index
Fund $ 50,612,047
FlexShares
®
Developed Markets ex-US Quality
Low Volatility Index Fund 11,945,534
FlexShares
®
Morningstar US Market Factor Tilt
Index Fund 42,956,174
FlexShares
®
Morningstar Developed Markets
ex-US Factor Tilt Index Fund 14,150,417
FlexShares
®
US Quality Large Cap Index Fund 258,802,125
FlexShares
®
STOXX
®
US ESG Select Index
Fund 25,123,892
FlexShares
®
STOXX
®
Global ESG Select Index
Fund 11,181,260
FlexShares
®
ESG & Climate US Large Cap
Core Index Fund 28,175,866
FlexShares
®
ESG & Climate Developed
Markets ex-US Core Index Fund 16,078,651
FlexShares
®
Morningstar Global Upstream
Natural Resources Index Fund 318,287,513
FlexShares
®
STOXX
®
Global Broad
Infrastructure Index Fund 539,727,234
FlexShares
®
Global Quality Real Estate Index
Fund 38,113,523
FlexShares
®
Quality Dividend Index Fund 500,119,799
FlexShares
®
Quality Dividend Defensive Index
Fund 108,666,525
Fund Fair Value
FlexShares
®
International Quality Dividend
Index Fund 102,850,791
FlexShares
®
International Quality Dividend
Dynamic Index Fund 8,582,291
FlexShares
®
iBoxx 3-Year Target Duration TIPS
Index Fund 1,064,302,675
FlexShares
®
iBoxx 5-Year Target Duration TIPS
Index Fund 259,847,409
FlexShares
®
Credit-Scored US Corporate Bond
Index Fund 157,097,829
FlexShares
®
Credit-Scored US Long Corporate
Bond Index Fund 10,349,062
FlexShares
®
High Yield Value-Scored Bond
Index Fund 439,041,914
FlexShares
®
ESG & Climate Investment Grade
Corporate Core Index Fund 6,132,316
FlexShares
®
Ultra-Short Income Fund 22,252,173
FlexShares
®
Core Select Bond Fund 16,343,305
Fund Fair Value Net Realized
FlexShares
®
US Quality Low
Volatility Index Fund
$49,945,191 $12,286,469
FlexShares
®
Developed Markets
ex-US Quality Low Volatility
Index Fund
8,212,783 1,875,948
FlexShares
®
Morningstar US
Market Factor Tilt Index Fund
151,800,568 93,453,118
FlexShares
®
Morningstar
Developed Markets ex-US
Factor Tilt Index Fund
11,816,267 3,577,074
FlexShares
®
Morningstar
Emerging Markets Factor Tilt
Index Fund
3,609,542 886,558
FlexShares
®
US Quality Large
Cap Index Fund
43,210,743 16,410,574
FlexShares
®
STOXX
®
US ESG
Select Index Fund
69,807,358 22,251,761
FlexShares
®
STOXX
®
Global
ESG Select Index Fund
65,716,817 25,444,078
FlexShares
®
ESG & Climate US
Large Cap Core Index Fund
23,445,643 6,651,936
FlexShares
®
ESG & Climate
Developed Markets ex-US Core
Index Fund
9,357,906 2,241,698
FlexShares
®
Morningstar Global
Upstream Natural Resources
Index Fund
967,130,758 200,168,934
FlexShares
®
STOXX
®
Global
Broad Infrastructure Index Fund
255,568,524 60,134,956

FLEXSHARES ANNUAL REPORT 358
Notes to the Financial Statements (cont.)
12. Guarantees and Indemnifications
In the normal course of business each Fund enters into
contracts with third-party service providers that contain
a variety of representations and warranties and that
provide general indemnifications. Additionally, under
the Funds’ organizational documents, the officers and
trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The
Funds’ maximum exposure under these arrangements
is unknown, as it involves possible future claims that
may or may not be made against the Funds.
13. Operating Segments
During the reporting period, the Funds adopted FASB
Accounting Standards Update (ASU) 2023-07, Segment
Reporting (Topic 280)- Improvements to Reportable
Segment Disclosures (“ASU 2023-07”). Adoption of the
new standard impacted financial statement disclosures
only and did not affect each Fund’s financial position or
the results of its operations. An operating segment is
defined in ASU 2023-07 as a component of a public en-
tity that engages in business activities from which it may
recognize revenues and incur expenses, has operating
results that are regularly reviewed by the public entity’s
chief operating decision maker (“CODM”) to make de-
cisions about resources to be allocated to the segment
and assess its performance, and has discrete financial
information available. NTI acts as the CODM. Each
Fund within the Trust represents a single operating
segment, as the CODM monitors the operating results
of each Fund as a whole and each Fund’s long-term
strategic asset allocation is determined in accordance
with the terms of its prospectus, based on a defined in-
vestment strategy which is executed by the respective
Fund’s portfolio managers as a team. The financial in-
formation in the form of a Fund’s total returns, expense
ratios, changes in net assets resulting from operations,
and subscriptions and redemptions which are used by
the CODM to assess the segment’s performance and to
make resource allocation decisions for each Fund (as a
single segment), is consistent with that presented within
each Fund’s financial statements. Segment assets are
reflected on the accompanying Statements of Assets
and Liabilities as “total assets” and significant segment
expenses are listed on the accompanying Statements
of Operations.
14. New Accounting Pronouncements
On December 14, 2023, the FASB issued ASU 2023-09,
which establishes new income tax disclosure require-
ments in addition to modifying and eliminating certain
existing requirements. Under the new guidance, entities
must consistently categorize and provide greater disag-
gregation of information in the rate reconciliation. They
must also further disaggregate income taxes paid. The
ASU’s disclosure requirements apply to all entities sub-
ject to ASC 740. As the FASB notes in ASC 740-10-50-
11A, the “objective of these disclosure requirements is
for an entity, particularly an entity operating in multiple
jurisdictions, to disclose sufficient information to enable
users of financial statements to understand the nature
and magnitude of factors contributing to the difference
between the effective tax rate and the statutory tax rate.”
Public business entities (PBEs) must apply the ASU’s
guidance to annual periods beginning after December
15, 2024 (2025 for calendar-year-end PBEs). The dis-
closures are required on an annual basis and will first
apply to the Funds’ October 31, 2026 annual financial
statements. Management is still evaluating the impact
of this update on the Funds’ financial statements and
disclosures.
15. Global Instability
Unexpected political, regulatory and diplomatic events
and military conflicts around the world may affect inves-
Fund Fair Value Net Realized
FlexShares
®
Global Quality Real
Estate Index Fund
63,465,715 8,901,516
FlexShares
®
Quality Dividend
Index Fund
594,863,079 163,723,498
FlexShares
®
Quality Dividend
Defensive Index Fund
92,013,074 31,552,299
FlexShares
®
International Quality
Dividend Dynamic Index Fund
5,752,225 511,276
FlexShares
®
iBoxx 3-Year Target
Duration TIPS Index Fund
278,999,781 6,933,473
FlexShares
®
iBoxx 5-Year Target
Duration TIPS Index Fund
88,057,633 1,681,270
FlexShares
®
Credit-Scored US
Corporate Bond Index Fund
99,004,558 1,851,031
FlexShares
®
Credit-Scored US
Long Corporate Bond Index
Fund
19,509,253 (566,419)
FlexShares
®
High Yield Value-
Scored Bond Index Fund
682,109,684 10,432,076
FlexShares
®
ESG & Climate
Investment Grade Corporate
Core Index Fund
10,312,453 (187,636)
FlexShares
®
Ultra-Short Income
Fund
21,330,633 145,513
FlexShares
®
Core Select Bond
Fund
40,225,829 9,032

359 FLEXSHARES ANNUAL REPORT
Notes to the Financial Statements (cont.)
tor and consumer confidence and may adversely impact
global and domestic financial markets and the broader
economy. Such conflicts have caused, and could contin-
ue to cause, significant market disruptions and volatility
within specific markets and globally. The hostilities and
sanctions resulting from those conflicts have, and could
continue to have, a significant impact on certain Fund
investments as well as Fund performance and liquidity.
The economies of the United States and its trading part-
ners, as well as the financial markets generally, may be
adversely impacted by trade disputes and other matters.
16. Subsequent Events
Management has evaluated subsequent events for the
Funds through the date the financial statements were
issued, and has concluded that there are no recognized
or non-recognized subsequent events relevant for finan-
cial statement disclosure.

Report of Independent Registered Public
Accounting Firm
360 FLEXSHARES ANNUAL REPORT
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and Board of Trustees of FlexShares
®
Trust:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of FlexShares® Trust, comprising the
FlexShares® US Quality Low Volatility Index Fund, FlexShares® Developed Markets ex-US Quality Low Volatility
Index Fund, FlexShares® Emerging Markets Quality Low Volatility Index Fund, FlexShares® Morningstar US Market
Factor Tilt Index Fund, FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares®
Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares® US Quality Large Cap Index Fund, FlexShares®
STOXX® US ESG Select Index Fund, FlexShares® STOXX® Global ESG Select Index Fund, FlexShares® ESG &
Climate US Large Cap Core Index Fund, FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund,
FlexShares® Morningstar Global Upstream Natural Resources Index Fund, FlexShares® STOXX® Global Broad
Infrastructure Index Fund, FlexShares® Global Quality Real Estate Index Fund, FlexShares® Quality Dividend Index
Fund, FlexShares® Quality Dividend Defensive Index Fund, FlexShares® International Quality Dividend Index Fund,
FlexShares® International Quality Dividend Dynamic Index Fund, FlexShares® iBoxx 3-Year Target Duration TIPS
Index Fund, FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund, FlexShares® Disciplined Duration MBS Index
Fund, FlexShares® Credit-Scored US Corporate Bond Index Fund, FlexShares® Credit-Scored US Long Corporate
Bond Index Fund, FlexShares® High Yield Value-Scored Bond Index Fund, FlexShares® ESG & Climate Investment
Grade Corporate Core Index Fund, FlexShares® Ultra-Short Income Fund, and FlexShares® Core Select Bond Fund
(collectively, the “Funds”), including the schedules of investments, as of October 31, 2025; the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended for FlexShares® US Quality
Low Volatility Index Fund, FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund, FlexShares®
Emerging Markets Quality Low Volatility Index Fund, FlexShares® Morningstar US Market Factor Tilt Index Fund,
FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares® Morningstar Emerging
Markets Factor Tilt Index Fund, FlexShares® US Quality Large Cap Index Fund, FlexShares® STOXX® US ESG Select
Index Fund, FlexShares® STOXX® Global ESG Select Index Fund, FlexShares® Morningstar Global Upstream Natural
Resources Index Fund, FlexShares® STOXX® Global Broad Infrastructure Index Fund, FlexShares® Global Quality Real
Estate Index Fund, FlexShares® Quality Dividend Index Fund, FlexShares® Quality Dividend Defensive Index Fund,
FlexShares® International Quality Dividend Index Fund, FlexShares® International Quality Dividend Dynamic Index
Fund, FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund, FlexShares® iBoxx 5-Year Target Duration TIPS
Index Fund, FlexShares® Disciplined Duration MBS Index Fund, FlexShares® Credit-Scored US Corporate Bond Index
Fund, FlexShares® Credit-Scored US Long Corporate Bond Index Fund, FlexShares® High Yield Value-Scored Bond
Index Fund, FlexShares® Ultra-Short Income Fund, and FlexShares® Core Select Bond Fund; the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the four years in the period then ended and the period from
September 20, 2021 (commencement of investment operations) through October 31, 2021 for FlexShares® ESG
& Climate US Large Cap Core Index Fund, FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund,
and FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund; and the related notes (collectively referred to as the ”financial statements and financial highlights”).
In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of FlexShares® US Quality Low Volatility Index Fund, FlexShares® Developed Markets ex-US Quality Low
Volatility Index Fund, FlexShares® Emerging Markets Quality Low Volatility Index Fund, FlexShares® Morningstar
US Market Factor Tilt Index Fund, FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund,

Report of Independent Registered Public Accounting Firm
FLEXSHARES ANNUAL REPORT 361
FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares® US Quality Large Cap Index Fund,
FlexShares® STOXX® US ESG Select Index Fund, FlexShares® STOXX® Global ESG Select Index Fund, FlexShares®
Morningstar Global Upstream Natural Resources Index Fund, FlexShares® STOXX® Global Broad Infrastructure Index
Fund, FlexShares® Global Quality Real Estate Index Fund, FlexShares® Quality Dividend Index Fund, FlexShares®
Quality Dividend Defensive Index Fund, FlexShares® International Quality Dividend Index Fund, FlexShares®
International Quality Dividend Dynamic Index Fund, FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund,
FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund, FlexShares® Disciplined Duration MBS Index Fund,
FlexShares® Credit-Scored US Corporate Bond Index Fund, FlexShares® Credit-Scored US Long Corporate Bond Index
Fund, FlexShares® High Yield Value-Scored Bond Index Fund, FlexShares® Ultra-Short Income Fund, and FlexShares®
Core Select Bond Fund as of October 31, 2025, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United
States of America. Also, in our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of FlexShares® ESG & Climate US Large Cap Core Index Fund, FlexShares® ESG &
Climate Developed Markets ex-US Core Index Fund, and FlexShares® ESG & Climate Investment Grade Corporate
Core Index Fund as of October 31, 2025, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and the period from September 20, 2021 (commencement of investment operations) through October 31, 2021 in conformity with accounting principles generally accepted in the United
States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks.
Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October
31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Report of Independent Registered Public Accounting Firm
362 FLEXSHARES ANNUAL REPORT
/s/ DELOITTE & TOUCHE LLP
Chicago, Illinois
December 19, 2025
We have served as the auditor of one or more Northern Trust investment companies since 2002.

Form N-CSR - Items 8 - 11
363 FLEXSHARES ANNUAL REPORT
Item 8. Changes in and Disagreements with Accountants
for Open-End Management Investment Companies.
There were no changes in or disagreements with accountants
on accounting and financial disclosures required by Item 304 of Regulation S-K [17 CFR 229.304].
Item 9. Proxy Disclosures for Open-End Management
Investment Companies.
There were no matters submitted during the period covered
by the report to a vote of shareholders, through the solicitation of proxies or otherwise.
Item 10. Remuneration Paid to Directors, Officers, and
Others of Open-End Management Investment Companies.
The information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and
Financial Highlights for Open-End Management Investment
Companies.
Item 11. Statement Regarding Basis for Approval of
Investment Advisory Contract.

Approval of Advisory Agreement
October 31, 2025
FLEXSHARES ANNUAL REPORT 364
The Board of Trustees (the “Board”) of the FlexShares
Trust (the “Trust”) oversees the management of the
Trust and each separate series of the Trust covered
in this report (each, a “Fund” and, collectively,
the “Funds”) and, as required by law, determines
whether to approve the Trust’s investment advisory
and ancillary services agreement (the “Advisory
Agreement”) with Northern Trust Investments, Inc.
(the “Adviser”), an indirect subsidiary of the Northern
Trust Corporation.
* * * * *
At a meeting on June 26, 2025 (the “Meeting”), the
Board, including all of the Trustees who are not parties
to the Advisory Agreement or interested persons of any
such party (the “Independent Trustees”), considered
whether to approve the continuation of the Advisory
Agreement between the Adviser and the Trust, on
behalf of each Fund.
In advance of, and in preparation for, the Trustees’
consideration of the Advisory Agreement at the Meeting,
the Trustees received written materials relating to the
Advisory Agreement and had the opportunity to ask
questions and request further information in connection
with their consideration. At the Meeting, the Trustees
considered the Adviser’s presentations and discussed
all of the information that had been provided. Among
other things, the Board considered comparisons with
other funds in relevant peer universes and peer groups
that had been determined by Broadridge Financial
Solutions, Inc. (“Broadridge”), an independent provider
of fund data, which included, among other things, the
following information: (1) a description of the types
of funds chosen by Broadridge to compare to each
Fund; (2) comparative performance data for each
Fund; (3) data on each Fund’s expenses and fees; and
(4) comparative fee data for each Fund’s respective peer
group, including comparisons of advisory fees and total
expense ratios. In considering the Advisory Agreement,
the Independent Trustees met with their independent
legal counsel separately from the “interested” Trustee
of the Trust and officers and employees of the Adviser.
After evaluating all the materials, the Trustees, including
the Independent Trustees, concluded that the Advisory
Agreement was in the best interest of each of the Funds
and their shareholders and approved the continuation
of the Advisory Agreement on behalf of the Funds.
The material factors and conclusions that formed the
basis for the Trustees reaching their determination to
approve the continuation of the Advisory Agreement
are separately discussed below.
Nature, Quality and Extent of Services
The Board examined the nature, quality and extent of
the services provided by the Adviser to each Fund. The
Board also considered the Adviser’s responsibilities
under the Advisory Agreement to perform securities
trading services and ancillary services including,
among other things: (i) filing reports with the SEC,
(ii) periodically updating the Trust’s registration
statement, (iii) establishing and maintaining the Funds’
website to comply with regulatory requirements,
(iv) monitoring anticipated purchases and redemptions
of creation units by shareholders and new investors,
(v) providing information and assistance as required
by the Trust’s administrator and fund accountant in
connection with the Trust’s shares, and (vi) providing
assistance in connection with the operations of the
Trust generally.
The Board also considered the quality of the Adviser’s
resources that are made available to the Trust. The
Board noted the Adviser’s and its affiliates’ financial
position, stability and commitment to growing their
exchange-traded funds (“ETFs”) business. The Board
also considered the operation and strength of the
Adviser’s compliance program.
The Board noted that Foreside Fund Services, LLC,
an entity unaffiliated with the Adviser, provides
distribution services to the Funds and that JPMorgan
Chase Bank, N.A., also an unaffiliated entity, provides
custody, transfer agency, securities lending and fund
administration support services, and that these service
provider arrangements were relevant to the Board’s
considerations of the totality of the circumstances
surrounding renewal of the Advisory Agreement. The
Board concluded that each Fund benefited from the
services provided under the Advisory Agreement and

365 FLEXSHARES ANNUAL REPORT
Approval of Advisory Agreement (cont.)
as a result of the Adviser’s operations, resources,
experience, reputation and personnel.
Performance, Fees and Expenses
The Board considered that, unlike FlexShares
®
 Ultra-
Short Income Fund and FlexShares
®
 Core Select
Bond Fund (each, an “Active Fund”), the investment
objective of each Fund other than the Active Funds
(each, an “Index Fund”) is to seek investment results
that correspond generally to the price and yield
performance, before fees and expenses, of a specified
index (each, an “Underlying Index”). The Board
considered the Adviser’s explanation that performance
information with respect to funds in relevant peer
universes and peer groups selected by Broadridge is
only one of several comparative data points and that
none of the peer funds sought to track an index that
was the same as any Index Fund’s Underlying Index.
The Board considered the information that the Adviser
provided regarding the difference between each
Fund’s performance, after fees and expenses, and the
performance of its Underlying Index or benchmark
index (as applicable) over certain periods of time,
including as noted further below, ended March 31,
2025 (the “Tracking Difference”). The Board considered
the Adviser’s expectations for each Index Fund’s
Tracking Difference and noted the Adviser’s view that
all instances of Tracking Difference for the Index Funds
reflect results well within appropriate expectations
after taking into account (i) all of the factors that
affect Tracking Difference and (ii) the ancillary
objectives of minimizing portfolio transaction costs
and tax-related inefficiencies.
The Board also considered comparative performance,
fee and expense information of each Fund provided by
Broadridge. The Broadridge comparisons ranked each
Fund in various quintiles over certain periods of time,
including as noted further below, ended March 31, 2025,
with the first quintile being the lowest or best 20% of
the funds in terms of fund cost and fund performance,
respectively. The Board noted that, in certain cases,
the Broadridge peer funds included funds sponsored
by an “at cost” service provider and that there were
limitations in providing comparable peer funds.
The Board considered that the Adviser contractually
agreed to reimburse the portion of the operating
expenses of each Fund until at least March 1, 2026, so
that, after such reimbursement, the total annual fund
operating expenses of a Fund, excluding any acquired
fund fees and expenses, expressed as a percentage of
average daily net assets, does not exceed an amount
equal to the sum of (i) the Fund’s advisory fee rate
and (ii) 0.0049% (the “Expense Reimbursement
Agreement”).
In reaching its determinations, the Board considered
a large amount of data provided by the Adviser in
response to a written request previously submitted by
the Independent Trustees to the Adviser. Among the
information considered by the Board was the following
information:
Index Funds:
FlexShares® Morningstar US Market Factor Tilt Index
Fund (TILT)
The Board considered the Fund’s performance, after
fees and expenses, including that it differed from
the performance of its Underlying Index by 40 basis
points or less for all periods. The Board considered the
factors that influenced the Fund’s Tracking Difference
including, among other things, securities selection, the
use of futures, and compounding of tracking difference.
The Board also considered that the Fund’s performance
was in the first quintile of its performance universe for
the five-year period, the second quintile for the two-
year and ten-year periods and the third quintile for the
one-, three-, and four-year periods. As noted above,
however, the Board considered that the Fund seeks
investment results that correspond generally to its
underlying index.
The Board noted that the Fund’s advisory fee net of
waivers (“Net Advisory Fee”) and total expense ratio
(which represents the total cost to investors) were less
than seven basis points higher than its expense group
median.

FLEXSHARES ANNUAL REPORT 366
Approval of Advisory Agreement (cont.)
FlexShares® Morningstar Developed Markets ex-
US Factor Tilt Index Fund (TLTD)
The Board considered the Fund’s performance, after
fees and expenses, including that it differed from the
performance of the Underlying Index by less than 15
basis points for all periods. The Board considered the
factors that influenced the Fund’s Tracking Difference
including, among other things, dividend-related tax
differentials, securities selection, the use of futures and
transaction costs.
The Board also considered that the Fund’s performance
ranked in the second quintile of its performance
universe for the ten-year period, the third quintile
for the two-year period, and in the fourth quintile for
the other periods. The Board considered the Adviser’s
assertion that it takes a thoughtful and disciplined
approach to portfolio and trade construction to find
the optimal balance between the effects of transaction
costs and a level of sampling that seek to achieve the
characteristics and performance of the benchmark.
In this regard, it was noted that having a high number
of holdings can increase transaction costs relative to
peer funds. The Board also considered the Adviser’s
assertion that for the one-year period ended March 31,
2025, size factor detracted from performance.
The Board took into account that the Fund’s total
expense ratio (which represents the total cost to
investors) and Net Advisory Fee were less than three
basis points higher than its expense group median.
FlexShares® Morningstar Emerging Markets Factor Tilt
Index Fund (TLTE)
The Board considered the Fund’s performance for
various time periods, after fees and expenses, including
that it differed from the performance of its Underlying
Index by 80 basis points or less for the one-year, tenyear,
and since inception periods. The Board considered the
factors that influenced the Fund’s Tracking Difference
including, among other things, the use of futures,
transaction costs, securities selection, compounding of
tracking difference and India capital gains tax accruals.
The Board noted that the Fund’s performance ranked
in the second quintile of its performance universe for
the four- and five-year periods and in the third quintile
for the remaining periods.
The Board considered that the Fund’s total expense
ratio (which represents the total cost to investors) and
Net Advisory Fee were higher than its expense group
median and its total expense ratio was within 15 basis
points of its expense group median.
FlexShares® US Quality Large Cap Index Fund (QLC)
The Board considered the Fund’s performance, after
fees and expenses, including that it differed from the
performance of its Underlying Index by less than 40
basis points for all periods. The Board considered the
factors that influenced the Fund’s Tracking Difference
including, among other things, compounding of tracking
difference, the use of futures and securities selection.
The Board noted that the Fund’s performance ranked
in the first quintile of its performance universe for the
one-, two-, three-, four-, and five-year periods and the
fourth quintile for the since inception period.
The Board considered that the Fund’s total expense
ratio (which represents the total cost to investors) and
Net Advisory Fee were less than ten basis points higher
than its expense group median and considered this in
light of the Fund’s performance.
FlexShares® STOXX® US ESG Select Index Fund (ESG)
The Board considered the Fund’s performance, after
fees and expenses, including that it was above the
performance of its Underlying Index for all periods.
The Board considered the factors that influenced the
Fund’s Tracking Difference including dividend-related
tax differentials and the use of futures.
The Board also considered the Fund’s performance,
including that it ranked in the first quintile of its
performance universe for the since inception period,
the second quintile for the one- and five-year periods
and the third quintile for the remaining periods.

367 FLEXSHARES ANNUAL REPORT
Approval of Advisory Agreement (cont.)
The Board considered that the Fund’s total expense
ratio (which represents the total cost to investors) and
Net Advisory Fee were higher than its expense group
median and considered this in light of the Fund’s
performance.
FlexShares® STOXX® Global ESG Select Index Fund
(ESGG)
The Board considered the Fund’s performance, after
fees and expenses, including that it differed from the
performance of its Underlying Index by less than 15
basis points for all periods. The Board considered the
factors that influenced the Fund’s Tracking Difference
including, among other things, dividend-related tax
differentials, securities selection, transaction costs, and
the use of futures.
The Board noted that the Fund’s performance ranked
in the first quintile of its performance universe for
the two-year and since inception periods, the second
quintile for the three-, four-, and five-year periods, and
the third quintile for the one-year period.
The Board considered that the Fund’s total expense
ratio (which represents the total cost to investors) and
Net Advisory Fee were higher than its expense group
median and its total expense ratio was within 2 basis
points of its expense group median and considered this
in light of the Fund’s performance.
FlexShares® Morningstar Global Upstream Natural
Resources Index Fund (GUNR)
The Board considered the Fund’s performance, after
fees and expenses, including that it differed from the
performance of its Underlying Index by less than 20
basis points for the one-year period and less than 60
basis points for all other periods. The Board considered
the factors that influenced the Fund’s Tracking
Difference including, among other things, compounding
of tracking difference, the use of futures, securities
selection, transaction costs and dividend-related tax
differentials.
The Board also considered that Fund’s performance,
including that it ranked in the fourth quintile of its
performance universe for the one- and four-year
periods, in the fifth quintile for the two-, three- and
five-year periods and in the first quintile for the ten-
year period.
The Board considered that the Fund’s total expense
ratio (which represents the total cost to investors) and
Net Advisory Fee were higher than its expense group
median and its total expense ratio was within 3 basis
points of its expense group median.
FlexShares® STOXX® Global Broad Infrastructure Index
Fund (NFRA)
The Board considered the Fund’s performance, after
fees and expenses, including that it exceeded the
performance of its Underlying Index for all periods. The
Board considered the factors that influenced the Fund’s
Tracking Difference including, among other things, the
use of futures, securities selection, transaction costs,
and dividend-related tax differentials.
The Board considered the Fund’s performance, including
that it ranked in the third quintile of its performance
universe for the two- and three-year periods, the fourth
quintile for the ten-year period and in the fifth quintile
for all remaining periods.
The Board considered that the Fund’s total expense
ratio (which represents the total cost to investors) and
Net Advisory Fee were less than three basis points
higher than its expense group median and considered
this in light of the Fund’s performance.
FlexShares® Global Quality Real Estate Index Fund
(GQRE)
The Board considered the Fund’s performance, after
fees and expenses, including that it exceeded the
performance of its Underlying Index for all periods. The
Board considered the factors that influenced the Fund’s
Tracking Difference including, among other things,
securities selection, dividend-related tax differentials,
transaction costs, and the use of futures.

FLEXSHARES ANNUAL REPORT 368
Approval of Advisory Agreement (cont.)
The Board also considered that the Fund’s performance
ranked in the first quintile of its performance universe
for the one-, two-, and four-year periods, in the second
quintile for the three- and five--year periods, and the
third quintile for the ten-year period.
The Board considered that the Fund’s total expense
ratio (which represents the total cost to investors) and
Net Advisory Fee were lower than its expense group
median and considered this in light of the Fund’s
performance.
FlexShares® Quality Dividend Index Fund (QDF)
The Board considered the Fund’s performance, after
fees and expenses, including that it differed from the
performance of its Underlying Index by less than 55
basis points for all periods. The Board considered the
factors that influenced the Fund’s Tracking Difference
including, among other things, the use of futures and
compounding of tracking difference.
The Board also considered that the Fund’s performance
ranked in the fourth quintile for the one-year period
and in the second quintile for the remaining periods.
The Board considered that the Fund’s total expense
ratio (which represents the total cost to investors) and
Net Advisory Fee were higher than its expense group
median.
FlexShares® Quality Dividend Defensive Index Fund
(QDEF)
The Board considered the Fund’s performance, after
fees and expenses, including that it differed from the
performance of its Underlying Index by less than 55
basis points for all periods. The Board considered the
factors that influenced the Fund’s Tracking Difference
including, among other things, stock selection,
compounding of tracking difference and the use of
futures.
The Board considered that the Fund’s performance
ranked in the first quintile for the one-, two-, three-,
and four-year periods and in the second quintile for the
five- and ten-year periods.
The Board considered that the Fund’s total expense
ratio (which represents the total cost to investors) and
Net Advisory Fee were higher than its expense group
median.
FlexShares® International Quality Dividend Index Fund
(IQDF)
The Board considered the Fund’s performance, after
fees and expenses, including that it differed from the
performance of its Underlying Index by 45 basis points
or less for all periods. The Board considered the factors
that influenced the Fund’s Tracking Difference including,
among other things, Indian capital gains tax accruals,
the use of futures, stock selection, dividend-related
tax differentials, transaction costs and compounding of
tracking difference.
The Board also considered that the Fund’s performance
ranked in the second quintile for the one- and two-
year periods and the third quintile for the remaining
periods.
The Board considered that the Fund’s total expense
ratio (which represents the total cost to investors) and
Net Advisory Fee were less than three basis points
higher than its expense group median.
FlexShares® International Quality Dividend Dynamic
Index Fund (IQDY)
The Board considered the Fund’s performance, after
fees and expenses, including that it differed from the
performance of its Underlying Index by less than 50
basis points for all periods. The Board considered the
factors that influenced the Fund’s Tracking Difference
including, among other things, dividend-related tax
differentials, stock selection, transaction costs, the use
of futures, compounding of tracking difference, and
India capital gains tax accruals.
The Board also considered that the Fund’s performance

369 FLEXSHARES ANNUAL REPORT
Approval of Advisory Agreement (cont.)
ranked in the first quintile of its performance universe
for the five- and ten-year periods, the second quintile
for the two-year period, and in the third quintile for the
one-, three-, and four-year periods.
The Board considered that the Fund’s total expense
ratio (which represents the total cost to investors) and
the Fund’s Net Advisory Fee were less than two basis
points higher than its expense group median.
FlexShares® iBoxx  3-Year Target Duration TIPS Index
Fund (TDTT)
The Board considered the Fund’s performance, after
fees and expenses, including that it differed from the
performance of its Underlying Index by less than 20
basis points for all periods. The Board considered the
factors that influenced the Fund’s Tracking Difference
including, among other things, liquidity and trading
costs, valuation methodologies between the Fund and
its underlying index, security selection, and shifts in
interest rates.
The Board also considered that the Fund’s performance
ranked in the first quintile of its performance universe
for the one-, three-, four-, and ten-year periods and in
the second quintile for the two- and five-year periods.
The Board took into account that the Fund’s total
expense ratio (which represents the total cost to
investors) and Net Advisory Fee were higher than its
expense group median and the Fund’s total expense
ratio was within eight basis points of its expense group
median.
FlexShares® iBoxx  5-Year Target Duration TIPS Index
Fund (TDTF)
The Board considered the Fund’s performance, after
fees and expenses, including that it differed from the
performance of its Underlying Index by less than 25
basis points for all periods. The Board considered the
factors that influenced the Fund’s Tracking Difference
including, among other things, valuation methodologies
between the fund and its underlying index, security
selection, liquidity and trading costs, and a shift in
interest rates.
The Board also considered that the Fund’s performance
ranked in the second quintile of its performance
universe for the one-year, three-, and four-year periods,
in the third quintile for the two- and five-year periods,
and in the first quintile for the ten-year period.
The Board took into account that the Fund’s total
expense ratio (which represents the total cost to
investors) and Net Advisory Fee were higher than its
expense group median and the Fund’s total expense
ratio was within eight basis points of its expense group
median.
FlexShares® Disciplined Duration MBS Index Fund
(MBSD)
The Board considered the Fund’s performance, after
fees and expenses, including that it differed from
its Underlying Index by less than 60 basis points for
all periods. The Board considered the factors that
influenced the Fund’s Tracking Difference including,
among other things, liquidity and trading costs due to a
widened bid-ask spread, security selection and interest
rate effect.
The Board also considered that the Fund’s performance
ranked in the second quintile of its performance
universe for the three-, four-, and ten-year periods, in
the third quintile for the two- and five-year periods,
and in the fourth quintile for the one-year period.
The Board considered that the Fund’s total expense
ratio (which represents the total cost to investors) and
Net Advisory Fee were higher than its expense group
median. The Board noted its total expense ratio was
within 17 basis points of its expense group median.
FlexShares® Credit-Scored US Corporate Bond Index
Fund (SKOR)
The Board considered the Fund’s performance, after
fees and expenses, including that it exceeded the
performance of its Underlying Index by more than 45
basis points for the since inception period and differed

FLEXSHARES ANNUAL REPORT 370
Approval of Advisory Agreement (cont.)
from the performance of its Underlying Index by less
than 45 basis points for remaining periods. The Board
considered the factors that influenced the Fund’s
Tracking Difference including, among other things,
liquidity and trading costs, shift in interest rates, and
security selection.
The Board also considered that the Fund’s performance
ranked in the first quintile for all periods, except the ten-
year period in which the Fund’s performance ranked in
the second quintile.
The Board considered that the Fund’s total expense
ratio (which represents the total cost to investors) and
Net Advisory Fee were higher than its expense group
median. The Board noted its total expense ratio was
within one basis point of its expense group median.
The Board considered this in the context of the Fund’s
performance against its Underlying Index.
FlexShares® Credit-Scored US Long Corporate Bond
Index Fund (LKOR)
The Board considered the Fund’s performance, after
fees and expenses, including that it exceeded the
performance of its Underlying Index by more than 390
basis points for the since inception period and differed
from the performance of its Underlying Index by less
than 55 basis points for the remaining periods. The
Board considered the factors that influenced the Fund’s
Tracking Difference including, among other things,
liquidity and trading costs and security selection.
The Board also considered that the Adviser utilizes a
representative sampling strategy to manage the Fund.
The Board also considered that the Fund’s performance
ranked in the fifth quintile for all periods, except the
two-year period and since inception period in which it
ranked in the fourth and second quintile, respectively.
The Board considered that the Fund’s total expense
ratio (which represents the total cost to investors)
and Net Advisory Fee were higher than its expense
group median and its Fund’s total expense ratio was
within six basis points of its expense group median.
The Board considered this in the context of the Fund’s
performance.
FlexShares® High Yield Value-Scored Bond Index Fund
(HYGV)
The Board considered the Fund’s performance, after
fees and expenses, including that it differed from its
Underlying Index by less than 85 basis points for the
one-year period and less than 160 basis points for all
other periods. The Board considered the factors that
influenced the Fund’s Tracking Difference including,
among other things, liquidity and trading costs, security
selection, and shift in interest rates.
The Board also considered that the Fund’s performance
ranked in the second quintile of its performance
universe for the two-year, five-year and since inception
periods and in the fourth quintile for the remaining
periods.
The Board considered that the Fund’s total expense
ratio (which represents the total cost to investors) and
Net Advisory Fee were higher than its expense group
median and its total expense ratio was within five basis
points of its expense group median.
FlexShares® US Quality Low Volatility Index Fund (QLV)
The Board considered the Fund’s performance, after
fees and expenses, including that it differed from
its Underlying Index by less than 30 basis points for
all periods. The Board considered the factors that
influenced the Fund’s Tracking Difference including,
among other things, compounding of tracking
difference, the use of futures and transaction costs.
The Board also considered that the Fund’s performance
ranked in the first quintile of its performance universe
for the one- and four-year periods, the second quintile
for the three-year period, the third quintile for the
two-year and since inception periods, and the fourth
quintile for the five-year period.
The Board considered that the Fund’s total expense
ratio (which represents the total cost to investors) and
Net Advisory Fee were lower than its expense group

371 FLEXSHARES ANNUAL REPORT
Approval of Advisory Agreement (cont.)
median.
FlexShares® Developed Markets ex-US Quality Low
Volatility Index Fund (QLVD)
The Board considered the Fund’s performance, after
fees and expenses, including that it differed from
its Underlying Index by less than 25 basis points for
all periods. The Board considered the factors that
influenced the Fund’s Tracking Difference including,
among other things, dividend-related tax differential,
stock selection, transaction costs, the use of futures,
and compounding of tracking difference.
The Board also considered that the Fund’s performance
ranked in the first quintile of its performance universe
for the one-year period, in the second quintile for the
four-year period, in the third quintile for the two- and
three-year periods, and in the fifth quintile for the
remaining periods.
The Board considered that the Fund’s total expense
ratio (which represents the total cost to investors) and
Net Advisory Fee were higher than its expense group
median. The Board noted that the Fund’s total expense
ratio was within three basis points of its expense group
median.
FlexShares® Emerging Markets Quality Low Volatility
Index Fund (QLVE)
The Board considered the Fund’s performance, after
fees and expenses, including that it exceeded the
performance of its Underlying Index by more than
10 basis points for the one-year period and differed
from its Underlying Index by 80 basis points or less
for the remaining periods. The Board considered the
factors that influenced the Fund’s Tracking Difference
including, among other things, the use of futures, Indian
capital gains tax accruals, dividend-tax differential,
compounding of tracking difference and transaction
costs.
The Board also considered that the Fund’s performance
ranked in the first quintile of its performance universe
for the one- and four-year periods, in the second
quintile for the two- and three-year periods, and in the
third and fourth quintile for the other periods.
The Board considered that the Fund’s total expense
ratio (which represents the total cost to investors) was
lower than its expense group median and the Fund’s
Net Advisory Fee was higher than its expense group
median.
FlexShares® ESG & Climate Developed Markets ex-US
Core Index Fund (FEDM)
The Board considered the Fund’s performance, after
fees and expenses, including that it exceeded the
performance of its Underlying Index for all periods. The
Board considered the factors that influenced the Fund’s
Tracking Difference including, among other things,
dividend-related tax differentials, stock selection,
transaction costs, and the use of futures.
The Board also considered that the Fund’s performance
ranked in the fifth quintile of its performance universe
for the one-year and three-year periods and in the
fourth quintile for the two-year and since inception
periods. Further, the Board considered the Fund’s
relatively short performance record and noted that it
would be prudent to allow the Adviser more time to
develop the Fund’s performance record. The Board
also considered the Fund’s performance universe can
include funds with significantly different investment
strategies relative to the index-based strategy pursued
by the Fund.
The Board considered that the Fund’s total expense
ratio (which represents the total cost to investors) and
Net Advisory Fee were lower than its expense group
median.
FlexShares® ESG & Climate US Large Cap Core Index
Fund (FEUS)
The Board considered the Fund’s performance, after
fees and expenses, including that it differed from
its Underlying Index by less than 20 basis points for
all periods. The Board considered the factors that
influenced the Fund’s Tracking Difference including,

FLEXSHARES ANNUAL REPORT 372
Approval of Advisory Agreement (cont.)
among other things, the use of futures, stock selection,
and compounding of tracking difference.
The Board also considered that the Fund’s performance
ranked in the third quintile of its performance universe
for the one-year and since inception periods and in the
fourth quintile for the two- and three-year periods.
Further, the Board considered the Fund’s relatively
short performance record and noted that it would be
prudent to allow the Adviser more time to develop the
Fund’s performance record. The Board also considered
the Fund’s performance universe can include funds with
significantly different investment strategies relative to
the index-based strategy pursued by the Fund.
The Board considered that the Fund’s total expense
ratio (which represents the total cost to investors) and
Net Advisory Fee were lower than its expense group
median.
FlexShares® ESG & Climate Investment Grade Corporate
Core Index Fund (FEIG)
The Board considered the Fund’s performance, after
fees and expenses, including that it differed from
its Underlying Index by less than 45 basis points for
all periods. The Board considered the factors that
influenced the Fund’s Tracking Difference including,
among other things, liquidity and trading costs, shifts in
interest rates, and security selection.
The Board also considered that the Fund’s performance
ranked in the third quintile of its performance universe
for the two-year, three-year and since inception periods
and in the fourth quintile for the one-year period.
Further, the Board considered the Fund’s relatively
short performance record and noted that it would be
prudent to allow the Adviser more time to develop the
Fund’s performance record. The Board also considered
the Fund’s performance universe can include funds with
significantly different investment strategies relative to
the index-based strategy pursued by the Fund.
The Board considered that the Fund’s total expense
ratio (which represents the total cost to investors) and
Net Advisory Fee were lower than its expense group
median.
Active Funds:
FlexShares® Ultra-Short Income Fund (RAVI)
The Board considered that the Fund outperformed
its benchmark index for all periods. The Board also
considered that the Fund’s performance ranked in the
third quintile for all periods as compared to its peer
fund universe. In addition to the peer fund universe, the
Board considered information provided by the Adviser
with regard to the Fund’s performance against certain
peer funds identified by the Adviser. In this regard,
the Board considered the Adviser’s assertion that
the Fund’s duration positioning negatively impacted
performance in certain periods as compared to the
duration of certain peer funds.
The Board considered that the Fund’s total expense
ratio (which represents the total cost to investors) and
Net Advisory Fee were higher than its expense group
median and the Fund’s total expense ratio was within
nine basis points of its expense group median.
FlexShares® Core Select Bond Fund (BNDC)
The Board considered that Fund’s performance,
including that it ranked in the fourth quintile of its
performance universe for all periods. The Board
also considered that the Fund underperformed its
benchmark index for all periods, except the five-year
period in which the Fund outperformed its benchmark
index. The Board also considered information provided
by the Adviser with regard to the Fund’s performance
against certain peer funds identified by the Adviser.
In this regard, the Board considered the Adviser’s
assertion that relative to such peers, the Fund has
historically been overweight to treasury securities and
investment grade corporate bonds and, as such, the
peer funds have historically benefited during risk-on
market environments through heavier allocations to
securitized debt instruments and lower credit quality
securities.

373 FLEXSHARES ANNUAL REPORT
Approval of Advisory Agreement (cont.)
The Board considered that the Fund’s total expense
ratio (which represents the total cost to investors) and
Net Advisory Fee were lower than its expense group
median. The Board also considered that the Adviser
had agreed to waive a portion of its advisory fee and/
or reimburse operating expenses in an amount equal
to any acquired fund fees and expenses incurred by the
Fund that were attributable to its investment in other
Funds.
Costs of Services and Profits of the Adviser
The Board considered the unitary fee structure and
the expenses for each Fund and noted that, under
the Advisory Agreement, the Adviser was responsible
for most expenses of the Funds, including the cost of
transfer agency, custody, fund administration, legal,
audit and other services. The Board considered that
the Adviser was not responsible under the Advisory
Agreement for certain expenses, including the fees and
expenses of the Trust’s Independent Trustees and their
independent legal counsel, litigation expenses and
other extraordinary expenses.
The Board considered the advisory fee for each Fund
as compared to that of other comparable funds in
relation to its respective Broadridge median. The Board
considered the Adviser’s explanation that each Index
Fund’s advisory fee (both gross and net of waivers)
compared favorably with its respective Broadridge
median advisory fee (both gross and net of waivers)
for comparable funds set forth in the Broadridge
report, especially taking into account, among other
factors, important differences between the indexes
upon which such comparable funds are based and each
Index Fund’s Underlying Index, including in certain
cases differences between the number of portfolio
holdings for comparable funds and the Funds. The
Board considered the advisory fee schedules for other
accounts with similar investment advisory mandates
as those of the Funds, noting that there were no
comparable accounts for certain of the Funds. The
Board considered (a) the differences in managing ETFs
versus separately managed accounts which involve
daily purchase and redemption activity along with
robust regulatory and governance requirements; and
(b) the Funds’ unitary fee structure.
The Board examined the Adviser’s profitability
information provided by the Adviser, and the Trustees
considered that the Adviser was profitable on a pre-
distribution basis but not on a post-distribution basis.
The Board considered that the Adviser’s potential for
profitability would continue to be subject to financial
uncertainties and risks. The Board also considered
that the Adviser would continue to develop and offer
additional new products in efforts to complete the
overall integrity of the Trust’s product suite, consistent
with its product strategy, and that these products may
expose the Adviser to additional financial risks and
uncertainties.
Economies of Scale
The Board considered whether the Adviser may
realize economies of scale in managing and supporting
the Funds. The Board reviewed each Fund’s fee
arrangements, which did not include breakpoints, and
considered that, in light of the unitary fee structure, the
Adviser’s profitability from its services to the Trust and
the significant investment that the Adviser had made
and continues to make in the Trust, breakpoints were
not necessary at this time. The Board also noted the
Expense Reimbursement Agreement.
Other Benefits to the Adviser
In addition to considering the profits that may
be realized by the Adviser, the Board considered
information regarding other direct and indirect benefits
the Adviser may receive as a result of its relationship
with the Funds, including whether any compensation
would be paid to its affiliates. The Board also considered
that some of the Funds’ shareholders have other client
relationships with the Adviser or its affiliates. The Board
also reviewed the extent to which the Adviser and its
other clients, as well as the Funds, benefit from receipt
of the research products and services generated by the
Funds.
The Board, including the Independent Trustees,
considered the data provided by the Adviser and

FLEXSHARES ANNUAL REPORT 374
Approval of Advisory Agreement (cont.)
concluded that sufficient information had been provided
to allow them to evaluate the terms of the Advisory
Agreement and each Fund’s investment advisory fee.
They determined that each Fund’s advisory fee was
reasonable in light of the services provided and the
performance achieved by the Fund.

Tax Information
October 31, 2025
FLEXSHARES ANNUAL REPORT 376
Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the "Act"), the following percentages of ordinary dividends paid during the fiscal year ended October 31, 2025 are designated as "qualified dividend income", as defined in the Act, subject to reduced tax rates in 2025:
A percentage of the dividends distributed during the fiscal year for the following Funds qualifies for the dividends received deduction for corporate shareholders:
6.26
Fund
QDI
Percentage
FlexShares
®
US Quality Low Volatility Index Fund
100.00%
FlexShares
®
Developed Markets ex-US Quality Low Volatility Index Fund
70.41
FlexShares
®
Emerging Markets Quality Low Volatility Index Fund
44.60
FlexShares
®
Morningstar US Market Factor Tilt Index Fund
74.29
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund
66.37
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund
36.38
FlexShares
®
US Quality Large Cap Index Fund
100.00
FlexShares
®
STOXX
®
US ESG Select Index Fund
100.00
FlexShares
®
STOXX
®
Global ESG Select Index Fund
95.82
FlexShares
®
ESG & Climate US Large Cap Core Index Fund
97.76
FlexShares
®
ESG & Climate Developed Markets ex-US Core Index Fund
84.49
FlexShares
®
Morningstar Global Upstream Natural Resources Index Fund
82.37
FlexShares
®
STOXX
®
Global Broad Infrastructure Index Fund
65.90
FlexShares
®
Global Quality Real Estate Index Fund
12.86
FlexShares
®
Quality Dividend Index Fund
71.14
FlexShares
®
Quality Dividend Defensive Index Fund
86.07
FlexShares
®
International Quality Dividend Index Fund
45.29
FlexShares
®
International Quality Dividend Dynamic Index Fund
41.96
Fund
Corporate
DRD
Percentage
FlexShares
®
US Quality Low Volatility Index Fund
96.01%
FlexShares
®
Developed Markets ex-US Quality Low Volatility Index Fund
0.30
FlexShares
®
Morningstar US Market Factor Tilt Index Fund
70.78
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund
0.02
FlexShares
®
US Quality Large Cap Index Fund
100.00
FlexShares
®
STOXX
®
US ESG Select Index Fund
100.00
FlexShares
®
STOXX
®
Global ESG Select Index Fund
42.67
FlexShares
®
ESG & Climate US Large Cap Core Index Fund
94.85
FlexShares
®
ESG & Climate Developed Markets ex-US Core Index Fund
0.01
FlexShares
®
Morningstar Global Upstream Natural Resources Index Fund
22.41
FlexShares
®
STOXX
®
Global Broad Infrastructure Index Fund
27.86
FlexShares
®
Global Quality Real Estate Index Fund
0.17
FlexShares
®
Quality Dividend Index Fund
67.20
FlexShares
®
Quality Dividend Defensive Index Fund
84.04
FlexShares
®
International Quality Dividend Dynamic Index Fund
0.03

377 FLEXSHARES ANNUAL REPORT
Tax Information (cont.)
Each Fund below intends to make an election that will allow its shareholders to treat their proportionate share of foreign taxes paid by the Fund as having been paid by them. The amounts per share, which represent income from sources within, and taxes paid to foreign countries, are as follows:
Fund TAXES INCOME
FlexShares
®
Developed Markets ex-US Quality Low Volatility Index Fund
$0.8307 $0.0380
FlexShares
®
Emerging Markets Quality Low Volatility Index Fund
0.7504 0.1106
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund
2.6087 0.1963
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund
1.4930 0.3664
FlexShares
®
ESG & Climate Developed Markets ex-US Core Index Fund
1.4164 0.0816
FlexShares
®
Morningstar Global Upstream Natural Resources Index Fund
0.9729 0.0255
FlexShares
®
STOXX
®
Global Broad Infrastructure Index Fund
0.9891 0.0779
FlexShares
®
International Quality Dividend Index Fund
1.0883 0.1052
FlexShares
®
International Quality Dividend Dynamic Index Fund
1.3444 0.1312

FS00058-1225
FlexShares® Trust
50 S. LaSalle Street
Chicago, IL 60603
855.353.9383
www.flexshares.com
FlexShares
®
is a registered trademark of NTI. Morningstar
®
is a registered trademark of
Morningstar, Inc. (“Morningstar”). Morningstar
®
US Market Factor Tilt Index
SM
, Morningstar
®
Developed Markets ex-US Factor Tilt Index
SM
, Morningstar
®
Emerging Markets Factor Tilt Index
SM
,
and Morningstar
®
Global Upstream Natural Resources Index
SM
are service marks of Morningstar,
Inc. STOXX and its licensors (the “Licensors”) have no relationship to FlexShares
®
Trust other
than the licensing of the STOXX
®
USA ESG Select KPIs Index, STOXX
®
Global ESG Select
KPIs Index and STOXX
®
Global Broad Infrastructure Index and the related trademarks for use in connection with the FlexShares
®
STOXX
®
US ESG Select Index Fund, FlexShares
®
STOXX
®
Global ESG Select Index Fund and FlexShares
®
STOXX
®
Global Broad Infrastructure Index Fund,
respectively. The iBoxx 3-Year Target Duration TIPS Index and iBoxx 5-Year Target Duration
TIPS Index are each the property of Markit North America, Inc. (“Markit”) and have been licensed for use in connection the FlexShares iBoxx 3-Year Target Duration TIPS Index Fund and the
FlexShares iBoxx 5-Year Target Duration TIPS Index Fund, respectively. Northern Trust Quality
Low Volatility Index
SM
, Northern Trust Developed Markets ex-US Quality Low Volatility Index
SM
,
Northern Trust Emerging Markets Quality Low Volatility Index
SM
, Northern Trust Quality Large
Cap Index
SM
, Northern Trust ESG & Climate US Large Cap Core Index
SM
, Northern Trust ESG
& Climate Developed Markets ex-US Core Index
SM
, Northern Trust Quality Dividend Index
SM
,
Northern Trust Quality Dividend Defensive Index
SM
, Northern Trust International Quality Dividend
Index
SM
, Northern Trust Global Quality Real Estate Index
SM
, Northern Trust Credit-Scored US
Corporate Bond Index
SM
, Northern Trust Credit-Scored US Long Corporate Bond Index
SM
,
Northern Trust High Yield US Corporate Bond Index
SM
, Northern Trust High Yield Value-Scored
US Corporate Bond Index
SM
, and Northern Trust ESG & Climate Investment Grade U.S. Corporate
Core Index
SM
are service marks of NTI and have been licensed for use by FlexShares Trust. The
ICE
®
BofA
®
Constrained Duration US Mortgage Backed Securities Index are trademarks of ICE
Data Indices, LLC or its affiliates (“ICE”) and have been licensed for use by NTI.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 14. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)           The Registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)           There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a - 3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 18. Recovery of Erroneously Awarded Compensation.
Not Applicable.

Item 19. Exhibits.

(a)(1)      The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.ex99code.docx

(a)(2)      Not Applicable.
(a)(3)      Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.ex99cert.docx

(a)(4)      Not Applicable.

(a)(5)      There has been no change to the registrant’s independent public accountant during the reporting period.

(b)           Certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.ex99906cert.docx

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FlexShares® Trust

By:
/s/Kevin O’Rourke
Kevin O’Rourke
President and Principal Executive Officer
January 2, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
/s/Kevin O’Rourke
Kevin O’Rourke
President and Principal Executive Officer
January 2, 2026

By:
/s/Randal Rein
Randal E. Rein
Treasurer and Principal Financial Officer
January 2, 2026